UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: August 31, 2014

Item 1.	Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 62.1%
Advertising Agencies - 0.4%

Interpublic Group of Cos., Inc.	701	$13,690
Omnicom Group, Inc.	9,680	697,057

		710,747

Advertising Services - 0.2%

Dentsu, Inc.	4,600	186,794
Publicis Groupe SA	1,387	103,333
Sizmek, Inc.†	422	3,714

		293,841

Aerospace/Defense - 1.2%

Aerovironment, Inc.†	357	11,260
BAE Systems PLC	24,008	177,403
Boeing Co.	10,374	1,315,423
Cubic Corp.	377	16,829
Lockheed Martin Corp.	1,437	250,038
National Presto Industries, Inc.#	84	5,501
Northrop Grumman Corp.	1,674	212,966
Raytheon Co.	883	85,068
Teledyne Technologies, Inc.†	680	66,008
Thales SA	465	25,964

		2,166,460

Aerospace/Defense-Equipment - 0.3%

AAR Corp.	715	19,805
Airbus Group NV	2,317	142,494
Curtiss-Wright Corp.	867	62,285
GenCorp, Inc.†	1,053	19,407
IHI Corp.	44,000	207,218
Kaman Corp.	492	20,005
Moog, Inc., Class A†	801	56,791
Orbital Sciences Corp.†	1,093	29,260
United Technologies Corp.	235	25,375

		582,640

Agricultural Chemicals - 0.2%

CF Industries Holdings, Inc.	1,080	278,284
Intrepid Potash, Inc.†	1,001	15,345

		293,629

Agricultural Operations - 0.1%

Andersons, Inc.	478	32,872
Archer-Daniels-Midland Co.	3,187	158,904

		191,776

Airlines - 0.0%

Allegiant Travel Co.	255	31,329
Delta Air Lines, Inc.	163	6,452
easyJet PLC	457	10,128
SkyWest, Inc.	899	8,064

		55,973

Airport Development/Maintenance - 0.1%

Aeroports de Paris	771	102,471

Alternative Waste Technology - 0.1%

Calgon Carbon Corp.†	958	20,348
Darling Ingredients, Inc.†	2,966	57,184

		77,532

Apparel Manufacturers - 0.3%

Burberry Group PLC	7,804	184,102
Christian Dior SA	934	166,105
G-III Apparel Group, Ltd.†	320	26,413
Michael Kors Holdings, Ltd.†	471	37,737
Oxford Industries, Inc.	265	16,252
Quiksilver, Inc.†	2,338	6,804

		437,413

Appliances - 0.0%

iRobot Corp.†#	524	16,993

Applications Software - 0.7%

Dealertrack Technologies, Inc.†	798	35,718
Ebix, Inc.#	594	9,171
Epiq Systems, Inc.	545	7,930
Intuit, Inc.	3,666	304,938
Microsoft Corp.	19,727	896,198
Progress Software Corp.†	933	21,608
Tangoe, Inc.†	643	8,951

		1,284,514

Athletic Footwear - 0.0%

adidas AG	803	60,183

Audio/Video Products - 0.3%

Daktronics, Inc.	693	9,120
DTS, Inc.†	302	7,215
Harman International Industries, Inc.	501	57,655
Panasonic Corp.	22,600	276,079
Sony Corp.	10,800	206,565
Universal Electronics, Inc.†	281	15,362
VOXX International Corp.†	346	3,425

		575,421

Auto Repair Centers - 0.0%

Monro Muffler Brake, Inc.	539	27,893

Auto-Cars/Light Trucks - 1.5%

Bayerische Motoren Werke AG	1,992	231,901
Daimler AG	1,378	112,693
Fiat SpA†	361	3,529
Fuji Heavy Industries, Ltd.	8,000	227,248
Honda Motor Co., Ltd.	12,400	418,676
Isuzu Motors, Ltd.	19,000	131,281
Nissan Motor Co., Ltd.	12,200	117,140
Suzuki Motor Corp.	5,500	178,725
Toyota Motor Corp.	20,900	1,190,785

		2,611,978

Auto/Truck Parts & Equipment-Original - 0.5%

Aisin Seiki Co., Ltd.	4,200	155,212
Delphi Automotive PLC	2,665	185,431
Denso Corp.	3,800	164,827
GKN PLC	9,967	58,062
Sumitomo Electric Industries, Ltd.	7,900	115,639
Superior Industries International, Inc.	430	8,364
Titan International, Inc.	967	14,021
Toyota Industries Corp.	4,400	211,236

		912,792

Auto/Truck Parts & Equipment-Replacement - 0.0%

Dorman Products, Inc.†	547	24,522
Standard Motor Products, Inc.	376	14,141

		38,663

Banks-Commercial - 2.0%

Banco Bilbao Vizcaya Argentaria SA	9,619	116,404
Banco de Sabadell SA	11,594	36,500
Banco Popular Espanol SA	5,442	33,972

Banco Santander SA	27,229	271,552
Bank of Kyoto, Ltd.	19,000	167,091
Bank of the Ozarks, Inc.	1,164	37,190
Bank of Yokohama, Ltd.	25,000	137,849
Bankia SA†	6,738	13,032
Banner Corp.	353	13,901
BBCN Bancorp, Inc.	1,434	20,936
CaixaBank SA	3,589	21,589
Cardinal Financial Corp.	581	10,382
Chiba Bank, Ltd.†	19,000	133,856
City Holding Co.	283	12,090
Columbia Banking System, Inc.	952	24,762
Community Bank System, Inc.	732	25,869
CVB Financial Corp.	1,699	26,402
Danske Bank A/S	3,463	97,374
DNB ASA	3,746	69,868
Erste Group Bank AG	1,047	26,868
First BanCorp†	1,864	9,711
First Commonwealth Financial Corp.	1,701	15,071
First Financial Bancorp	1,038	17,241
First Financial Bankshares, Inc.#	1,098	32,270
First Midwest Bancorp, Inc.	1,359	22,899
FNB Corp.	2,991	36,969
Glacier Bancorp, Inc.	1,344	36,584
Hanmi Financial Corp.	588	12,083
Home BancShares, Inc.	858	25,525
Independent Bank Corp.	429	15,791
Intesa Sanpaolo SpA	43,329	128,894
Joyo Bank, Ltd.	32,000	166,082
KBC Groep NV†	635	36,190
MB Financial, Inc.	1,170	33,096
Mizuho Financial Group, Inc.	146,800	279,223
National Penn Bancshares, Inc.	1,980	19,800
NBT Bancorp, Inc.	792	19,016
Old National Bancorp	1,888	24,714
Pinnacle Financial Partners, Inc.	600	21,516
PrivateBancorp, Inc.	1,211	35,737
Regions Financial Corp.	23,752	241,083
S&T Bancorp, Inc.	537	13,393
Simmons First National Corp., Class A	301	12,016
Sumitomo Mitsui Financial Group, Inc.#	9,300	375,459
Sumitomo Mitsui Trust Holdings, Inc.	28,000	114,885
Susquehanna Bancshares, Inc.	3,384	34,923
Svenska Handelsbanken AB, Class A	2,136	100,119
Swedbank AB, Class A	8,120	206,798
Texas Capital Bancshares, Inc.†	772	41,673
Tompkins Financial Corp.	213	9,753
TrustCo Bank Corp.	1,707	11,983
UMB Financial Corp.	678	39,154
Unione di Banche Italiane SCpA	2,346	18,326
United Bankshares, Inc.#	1,129	37,201
United Community Banks, Inc.	698	11,838
ViewPoint Financial Group, Inc.	649	16,906
Wilshire Bancorp, Inc.	1,257	12,268
Wintrust Financial Corp.	834	38,839

		3,622,516

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.	1,451	17,615

Banks-Super Regional - 2.0%

Capital One Financial Corp.	10,904	894,782
Comerica, Inc.	1,433	72,137
Fifth Third Bancorp	15,272	311,625
Huntington Bancshares, Inc.	4,895	48,191
KeyCorp	10,217	139,053
SunTrust Banks, Inc.	2,284	86,975
US Bancorp	1,980	83,715
Wells Fargo & Co.	38,043	1,956,932

		3,593,410

Batteries/Battery Systems - 0.0%

EnerSys	842	54,132

Beverages-Non-alcoholic - 0.3%

Dr Pepper Snapple Group, Inc.	547	34,417
Monster Beverage Corp.†	2,293	202,724
PepsiCo, Inc.	3,704	342,583

		579,724

Brewery - 0.5%

Anheuser-Busch InBev NV	401	44,549
Asahi Group Holdings, Ltd.	4,800	151,365
Boston Beer Co., Inc., Class A†	160	35,357
Carlsberg A/S, Class B	1,304	118,924
Heineken Holding NV	2,920	201,544
Heineken NV#	2,939	223,592
Kirin Holdings Co., Ltd.	11,000	147,431

		922,762

Building & Construction Products-Misc. - 0.0%

Drew Industries, Inc.	399	17,712
Geberit AG	34	11,536
Gibraltar Industries, Inc.†	540	8,591
Quanex Building Products Corp.	677	12,227
Simpson Manufacturing Co., Inc.	742	23,981

		74,047

Building & Construction-Misc. - 0.2%

Aegion Corp.†	692	17,065
Bouygues SA	754	27,676
Comfort Systems USA, Inc.	694	10,549
Dycom Industries, Inc.†	614	19,163
Ferrovial SA	5,245	106,752
Hochtief AG	183	14,465
Obayashi Corp.	8,000	61,050

		256,720

Building Products-Air & Heating - 0.0%

AAON, Inc.	756	14,107

Building Products-Cement - 0.0%

Headwaters, Inc.†	1,333	17,316

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	527	19,241
Asahi Glass Co., Ltd.	19,000	102,884
Griffon Corp.	774	9,652
PGT, Inc.†	563	5,883

		137,660

Building Products-Wood - 0.0%

Boise Cascade Co.†	577	17,345

Masco Corp.	614	14,410
Universal Forest Products, Inc.	360	17,046

		48,801

Building-Heavy Construction - 0.0%

ACS Actividades de Construccion y Servicios SA	1,159	48,816
Orion Marine Group, Inc.†	494	4,994

		53,810

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	938	24,951
Babcock International Group PLC	8,031	149,459

		174,410

Building-Mobile Home/Manufactured Housing - 0.0%

Winnebago Industries, Inc.†	481	11,895

Building-Residential/Commercial - 0.7%

D.R. Horton, Inc.	29,675	643,354
Daiwa House Industry Co., Ltd.	8,000	151,281
M/I Homes, Inc.†	442	10,060
Meritage Homes Corp.†	663	27,362
Persimmon PLC	1,624	35,696
PulteGroup, Inc.	754	14,492
Ryland Group, Inc.	841	31,201
Sekisui Chemical Co., Ltd.	13,000	153,684
Sekisui House, Ltd.	11,000	138,286
Standard Pacific Corp.†	2,708	22,666

		1,228,082

Cable/Satellite TV - 0.5%

British Sky Broadcasting Group PLC	13,569	196,770
Cablevision Systems Corp., Class A#	1,535	28,413
Comcast Corp., Class A	9,629	526,995
Time Warner Cable, Inc.	1,035	153,107

		905,285

Casino Hotels - 0.0%

Boyd Gaming Corp.†	1,363	14,516
Monarch Casino & Resort, Inc.†	197	2,506

		17,022

Casino Services - 0.0%

Multimedia Games Holding Co., Inc.†	542	15,073
Scientific Games Corp., Class A†#	863	8,759

		23,832

Cellular Telecom - 0.1%

NTELOS Holdings Corp.#	258	3,403
NTT DOCOMO, Inc.	9,100	157,301
Vodafone Group PLC	19,459	66,790

		227,494

Chemicals-Diversified - 1.8%

Aceto Corp.	477	9,168
Akzo Nobel NV	1,707	120,646
Arkema SA	990	74,289
Asahi Kasei Corp.	27,000	216,530
BASF SE	1,573	161,813
Dow Chemical Co.	9,402	503,477
E.I. du Pont de Nemours & Co.	14,978	990,196
Innophos Holdings, Inc.	391	22,737
K+S AG	558	17,347
Kuraray Co., Ltd.	13,300	165,411
LyondellBasell Industries NV, Class A	3,781	432,357
Mitsubishi Chemical Holdings Corp.	27,500	137,150
PPG Industries, Inc.	342	70,404
Shin-Etsu Chemical Co., Ltd.	3,200	198,560

		3,120,085

Chemicals-Other - 0.0%

American Vanguard Corp.	452	6,075

Chemicals-Plastics - 0.0%

A. Schulman, Inc.	526	20,425

Chemicals-Specialty - 0.1%

Balchem Corp.	547	28,138
H.B. Fuller Co.	904	42,524
Hawkins, Inc.	167	6,146
Kraton Performance Polymers, Inc.†	588	11,954
Lonza Group AG	72	8,243
OM Group, Inc.	583	15,508
Quaker Chemical Corp.	240	18,720
Stepan Co.	343	16,563
Zep, Inc.	420	6,669

		154,465

Circuit Boards - 0.0%

Park Electrochemical Corp.	384	10,806
TTM Technologies, Inc.†	1,008	7,711

		18,517

Coal - 0.0%

Arch Coal, Inc.#	3,908	11,919
Cloud Peak Energy, Inc.†	1,104	17,344
SunCoke Energy, Inc.†	1,259	30,229

		59,492

Commercial Services - 0.1%

Edenred	775	22,983
ExlService Holdings, Inc.†	543	14,808
Healthcare Services Group, Inc.	1,266	34,600
Medifast, Inc.†	226	7,594
Providence Service Corp.†	200	9,106
TeleTech Holdings, Inc.†	330	8,860

		97,951

Commercial Services-Finance - 0.2%

Alliance Data Systems Corp.†	203	53,722
Cardtronics, Inc.†	809	28,720
Green Dot Corp., Class A†	559	10,560
Heartland Payment Systems, Inc.	646	30,859
MasterCard, Inc., Class A	3,825	289,973
McGraw Hill Financial, Inc.	109	8,843

		422,677

Communications Software - 0.0%

Digi International, Inc.†	470	3,920

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	704	20,691

Computer Services - 0.7%

Accenture PLC, Class A	476	38,585

AtoS	741	56,529
CACI International, Inc., Class A†	424	30,579
Ciber, Inc.†	1,231	4,702
Cognizant Technology Solutions Corp., Class A†	2,856	130,605
Computer Sciences Corp.	1,460	87,293
Engility Holdings, Inc.†	320	11,245
iGATE Corp.†	531	19,870
Insight Enterprises, Inc.†	726	19,050
International Business Machines Corp.	3,826	735,740
j2 Global, Inc.	803	42,920
LivePerson, Inc.†	864	11,154
Manhattan Associates, Inc.†	1,360	39,277
Sykes Enterprises, Inc.†	705	14,763
Virtusa Corp.†	469	15,970

		1,258,282

Computer Software - 0.0%

Blackbaud, Inc.	832	32,356

Computers - 1.9%

Apple, Inc.	28,846	2,956,715
Hewlett-Packard Co.	9,236	350,968

		3,307,683

Computers-Integrated Systems - 0.0%

Agilysys, Inc.†	273	3,407
Mercury Systems, Inc.†	584	6,523
MTS Systems Corp.	269	19,121
NetScout Systems, Inc.†	672	30,959
Super Micro Computer, Inc.†	626	15,331

		75,341

Computers-Memory Devices - 0.3%

EMC Corp.	9,940	293,528
NetApp, Inc.	2,360	99,498
Western Digital Corp.	386	39,762

		432,788

Computers-Periphery Equipment - 0.1%

Electronics for Imaging, Inc.†	848	37,346
Synaptics, Inc.†	650	53,365

		90,711

Consulting Services - 0.0%

Forrester Research, Inc.	225	8,743
MAXIMUS, Inc.	1,225	50,470
Navigant Consulting, Inc.†	886	14,433

		73,646

Consumer Products-Misc. - 0.3%

Central Garden and Pet Co., Class A†	745	6,712
Clorox Co.	1,921	170,201
Helen of Troy, Ltd.†	482	28,062
Kimberly-Clark Corp.	2,840	306,720
WD-40 Co.	252	17,312

		529,007

Containers-Metal/Glass - 0.1%

Ball Corp.	3,706	237,555

Containers-Paper/Plastic - 0.0%

Bemis Co., Inc.	562	22,896

Cosmetics & Toiletries - 0.4%

Avon Products, Inc.	2,667	37,445
Inter Parfums, Inc.	297	9,047
Kao Corp.	5,300	228,464
Procter & Gamble Co.	3,038	252,488
Shiseido Co., Ltd.#	5,800	107,030

		634,474

Cruise Lines - 0.0%

Carnival PLC	1,803	67,228

Data Processing/Management - 0.2%

CSG Systems International, Inc.	617	17,103
Dun & Bradstreet Corp.	869	102,003
Fidelity National Information Services, Inc.	1,971	111,854
Paychex, Inc.	781	32,529

		263,489

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	298	12,757

Diagnostic Equipment - 0.0%

Affymetrix, Inc.†	1,309	11,349

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	750	14,678

Dialysis Centers - 0.1%

Fresenius SE & Co. KGaA	3,135	152,947

Direct Marketing - 0.0%

Harte-Hanks, Inc.	835	5,853

Disposable Medical Products - 0.2%

C.R. Bard, Inc.	2,312	343,193
ICU Medical, Inc.†	242	15,147
Merit Medical Systems, Inc.†	753	9,420

		367,760

Distribution/Wholesale - 0.2%

Genuine Parts Co.	1,796	157,581
MWI Veterinary Supply, Inc.†	232	32,956
Pool Corp.	806	45,668
ScanSource, Inc.†	515	19,858
United Stationers, Inc.	715	29,065

		285,128

Diversified Banking Institutions - 2.7%

Bank of America Corp.	55,375	890,984
Barclays PLC	16,805	62,619
BNP Paribas SA	4,032	272,203
Citigroup, Inc.	5,532	285,728
Credit Suisse Group AG	1,450	40,876
HSBC Holdings PLC	54,604	591,044
JPMorgan Chase & Co.	15,096	897,457
Lloyds Banking Group PLC†	10,764	13,629
Mitsubishi UFJ Financial Group, Inc.	89,900	516,874
Morgan Stanley	33,269	1,141,459
Natixis	2,351	16,527
Societe Generale SA	548	27,761

		4,757,161

Diversified Manufacturing Operations - 1.1%

3M Co.	1,358	195,552
Actuant Corp., Class A	1,279	43,141
AZZ, Inc.	461	21,363
Barnes Group, Inc.	852	29,172
Danaher Corp.	1,435	109,935
Dover Corp.	8,883	780,549
EnPro Industries, Inc.†	433	29,401
Fabrinet†	529	8,565
Federal Signal Corp.	1,134	16,692
General Electric Co.	6,255	162,505
Illinois Tool Works, Inc.	4,366	385,125
Koppers Holdings, Inc.	372	13,805
LSB Industries, Inc.†	346	13,857
Lydall, Inc.†	304	8,421
Pentair PLC	163	11,095
Siemens AG	242	30,316
Standex International Corp.	231	17,240
Tredegar Corp.	442	9,198

		1,885,932

Diversified Minerals - 0.3%

Anglo American PLC	7,982	202,745
BHP Billiton PLC	9,589	303,659
US Silica Holdings, Inc.	967	69,440

		575,844

Diversified Operations/Commercial Services - 0.0%

Bunzl PLC	505	13,800
Chemed Corp.	320	33,795
Viad Corp.	375	8,227

		55,822

Drug Delivery Systems - 0.0%

Depomed, Inc.†	1,039	15,949

E-Commerce/Products - 0.1%

Blue Nile, Inc.†	227	6,447
eBay, Inc.†	1,388	77,034
FTD Cos., Inc.†	342	11,327
Stamps.com, Inc.†	257	8,650

		103,458

E-Commerce/Services - 0.2%

Expedia, Inc.	724	62,192
Priceline Group, Inc.†	178	221,487
TripAdvisor, Inc.†	215	21,304

		304,983

E-Marketing/Info - 0.0%

comScore, Inc.†	583	22,335
Liquidity Services, Inc.†#	472	7,193
QuinStreet, Inc.†	564	2,702

		32,230

E-Services/Consulting - 0.0%

Perficient, Inc.†	613	10,556

Electric Products-Misc. - 0.4%

Emerson Electric Co.	4,033	258,193
Hitachi, Ltd.	42,000	317,488
Littelfuse, Inc.	405	37,223

		612,904

Electric-Generation - 0.1%

AES Corp.	6,363	96,590

Electric-Integrated - 0.8%

ALLETE, Inc.	701	34,118
Ameren Corp.	6,424	256,896
Avista Corp.	1,085	35,219
Duke Energy Corp.	1,531	113,279
E.ON SE	5,992	108,886
El Paso Electric Co.	730	28,718
Electricite de France SA#	960	31,213
Enel SpA	25,522	135,010
Entergy Corp.	560	43,350
Exelon Corp.	8,156	272,574
GDF Suez	5,623	138,494
Kansai Electric Power Co., Inc.†	8,400	76,835
NorthWestern Corp.	700	33,796
RWE AG	752	29,425
UIL Holdings Corp.	1,019	37,958
Wisconsin Energy Corp.#	1,185	53,716

		1,429,487

Electronic Components-Misc. - 0.9%

Bel Fuse, Inc., Class B	186	4,378
Benchmark Electronics, Inc.†	975	24,014
CTS Corp.	591	10,478
Hoya Corp.	8,200	265,006
Jabil Circuit, Inc.	18,454	398,237
Knowles Corp.†	3,349	110,249
Koninklijke Philips NV	4,892	149,062
Kyocera Corp.	3,400	158,963
Methode Electronics, Inc.	646	21,783
Murata Manufacturing Co., Ltd.	2,100	200,504
NEC Corp.	16,000	56,899
OSI Systems, Inc.†	338	23,579
Plexus Corp.†	613	25,250
Rogers Corp.†	323	19,438
Sanmina Corp.†	1,477	34,680
Toshiba Corp.	40,000	176,308

		1,678,828

Electronic Components-Semiconductors - 0.7%

ARM Holdings PLC	3,699	59,628
Broadcom Corp., Class A	5,840	229,979
CEVA, Inc.†	397	6,019
Diodes, Inc.†	658	16,746
DSP Group, Inc.†	388	3,484
Entropic Communications, Inc.†	1,526	4,013
GT Advanced Technologies, Inc.†#	2,443	43,510
Intel Corp.	7,818	273,005
Kopin Corp.†	1,056	4,192
Microsemi Corp.†	1,711	45,581
Monolithic Power Systems, Inc.	635	30,340
NVIDIA Corp.	4,073	79,220
QLogic Corp.†	1,590	14,390
Rubicon Technology, Inc.†#	400	2,496
Texas Instruments, Inc.	8,642	416,372

		1,228,975

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	6,282	359,079
Badger Meter, Inc.	260	13,541
ESCO Technologies, Inc.	478	17,208
FARO Technologies, Inc.†	310	17,983
Keyence Corp.	400	171,176
Measurement Specialties, Inc.†	274	23,515

		602,502

Electronic Security Devices - 0.0%

American Science & Engineering, Inc.	138	7,990
Taser International, Inc.†	961	15,059

		23,049

Electronics-Military - 0.1%

Safran SA	1,593	104,415

Energy-Alternate Sources - 0.0%

FutureFuel Corp.	422	5,874
Green Plains, Inc.	568	25,384

		31,258

Engineering/R&D Services - 0.6%

ABB, Ltd.	5,311	120,504
EMCOR Group, Inc.	1,208	52,186
Exponent, Inc.	236	17,242
Fluor Corp.	2,433	179,774
Foster Wheeler AG	18,741	611,706

		981,412

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	857	17,260

Enterprise Software/Service - 0.6%

Digital River, Inc.†	494	7,543
ManTech International Corp., Class A	435	12,606
MedAssets, Inc.†	1,100	25,300
MicroStrategy, Inc., Class A†	164	22,785
Omnicell, Inc.†	668	18,804
Oracle Corp.	21,019	872,919
SAP SE	93	7,234
SYNNEX Corp.†	495	34,521
Tyler Technologies, Inc.†	523	46,579

		1,048,291

Entertainment Software - 0.0%

Electronic Arts, Inc.†	1,048	39,657
Take-Two Interactive Software, Inc.†	1,418	33,337

		72,994

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.	1,173	29,912

Filtration/Separation Products - 0.1%

Alfa Laval AB	6,464	147,606

Finance-Consumer Loans - 0.1%

Encore Capital Group, Inc.†#	425	18,866
Portfolio Recovery Associates, Inc.†	901	51,204
World Acceptance Corp.†#	166	13,004

		83,074

Finance-Credit Card - 0.2%

Visa, Inc., Class A	1,449	307,941

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	336	9,579
Daiwa Securities Group, Inc.	19,000	154,509
Evercore Partners, Inc., Class A	626	32,070
FXCM, Inc., Class A#	685	9,926
Greenhill & Co., Inc.#	477	23,383
Interactive Brokers Group, Inc., Class A	877	20,557
Investment Technology Group, Inc.†	637	10,848
Nomura Holdings, Inc.	30,200	193,719
Piper Jaffray Cos.†	293	15,634
Stifel Financial Corp.†	1,095	52,429
SWS Group, Inc.†	483	3,608

		526,262

Finance-Leasing Companies - 0.1%

ORIX Corp.	11,800	178,058

Finance-Other Services - 0.2%

CME Group, Inc.	2,539	194,361
Deutsche Boerse AG	1,047	74,439
MarketAxess Holdings, Inc.	682	40,183
Outerwall, Inc.†#	363	21,392
WageWorks, Inc.†	541	22,322

		352,697

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.#	352	17,744

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	120	3,620
TreeHouse Foods, Inc.†	736	60,735

		64,355

Food-Confectionery - 0.2%

Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	15	78,639
Hershey Co.	2,042	186,680

		265,319

Food-Meat Products - 0.3%

Hormel Foods Corp.	7,344	372,194
Tyson Foods, Inc., Class A	1,638	62,342

		434,536

Food-Misc./Diversified - 1.9%

Ajinomoto Co., Inc.	11,000	178,831
Annie’s, Inc.†#	307	9,790
Associated British Foods PLC	2,446	116,259
B&G Foods, Inc.	969	29,264
Cal-Maine Foods, Inc.	270	21,360
Calbee, Inc.	3,700	127,666
Diamond Foods, Inc.†	396	10,918
General Mills, Inc.	4,014	214,267
J&J Snack Foods Corp.	264	25,003
Kellogg Co.	8,539	554,779
Kerry Group PLC, Class A	178	13,390
Kraft Foods Group, Inc.	11,966	704,797
Mondelez International, Inc., Class A	18,126	655,980
Nestle SA	5,604	434,927
Snyder’s-Lance, Inc.	884	24,098
Tate & Lyle PLC	13,008	146,092
Unilever NV CVA	1,911	79,434

Unilever PLC	1,034	45,644

		3,392,499

Food-Retail - 0.4%

Carrefour SA	2,960	102,619
Casino Guichard Perrachon SA	639	76,262
Colruyt SA	1,733	82,658
Delhaize Group SA	516	35,968
Koninklijke Ahold NV	4,756	81,239
Metro AG†	367	12,889
Nutrisystem, Inc.	512	8,356
Seven & I Holdings Co., Ltd.	6,000	240,617

		640,608

Food-Wholesale/Distribution - 0.0%

Calavo Growers, Inc.	253	9,854
SpartanNash Co.	681	14,635

		24,489

Footwear & Related Apparel - 0.1%

Crocs, Inc.†	1,598	24,689
Iconix Brand Group, Inc.†	876	36,468
Skechers U.S.A., Inc., Class A†	716	41,793
Steven Madden, Ltd.†	1,029	34,976
Wolverine World Wide, Inc.	1,820	48,339

		186,265

Forestry - 0.0%

Deltic Timber Corp.	196	12,983

Funeral Services & Related Items - 0.0%

Matthews International Corp., Class A	528	24,367

Gambling (Non-Hotel) - 0.0%

Pinnacle Entertainment, Inc.†	1,069	26,714

Garden Products - 0.0%

Toro Co.	1,008	62,022

Gas-Distribution - 0.5%

AGL Resources, Inc.	4,307	229,606
Enagas SA	1,971	65,703
Gas Natural SDG SA	2,529	77,542
Laclede Group, Inc.	754	37,285
New Jersey Resources Corp.	761	39,747
Northwest Natural Gas Co.	489	22,230
Osaka Gas Co., Ltd.	44,000	180,999
Piedmont Natural Gas Co., Inc.#	1,407	52,622
South Jersey Industries, Inc.	591	34,248
Southwest Gas Corp.	839	43,804
Tokyo Gas Co., Ltd.	32,000	181,737

		965,523

Gas-Transportation - 0.1%

Snam SpA	15,040	87,466

Golf - 0.0%

Callaway Golf Co.	1,396	10,624

Health Care Cost Containment - 0.0%

CorVel Corp.†	204	8,344

Home Furnishings - 0.0%

American Woodmark Corp.†	219	8,589
Ethan Allen Interiors, Inc.#	470	11,858
La-Z-Boy, Inc.	945	20,167
Select Comfort Corp.†	987	22,079

		62,693

Hotels/Motels - 0.2%

Accor SA	1,697	82,457
Marcus Corp.	322	5,864
Starwood Hotels & Resorts Worldwide, Inc.	952	80,482
Wyndham Worldwide Corp.	2,645	214,086

		382,889

Human Resources - 0.2%

Adecco SA	1,510	114,313
AMN Healthcare Services, Inc.†	856	12,943
CDI Corp.	238	3,610
Cross Country Healthcare, Inc.†	516	4,118
Heidrick & Struggles International, Inc.	300	6,498
Insperity, Inc.	420	12,394
Kelly Services, Inc., Class A	493	8,238
Korn/Ferry International†	898	27,165
Monster Worldwide, Inc.†	1,678	9,682
On Assignment, Inc.†	839	24,801
Resources Connection, Inc.	697	10,671
TrueBlue, Inc.†	745	20,219

		254,652

Identification Systems - 0.0%

Brady Corp., Class A	823	21,908
Checkpoint Systems, Inc.†	748	10,360

		32,268

Import/Export - 0.6%

ITOCHU Corp.	15,000	190,663
Marubeni Corp.	23,000	166,015
Mitsubishi Corp.	11,600	239,871
Mitsui & Co., Ltd.	15,000	244,509
Sumitomo Corp.	13,700	176,838

		1,017,896

Industrial Automated/Robotic - 0.2%

Cognex Corp.†	1,490	62,550
FANUC Corp.	1,500	250,853

		313,403

Industrial Gases - 0.1%

Air Liquide SA	1,064	135,946

Instruments-Controls - 0.2%

Honeywell International, Inc.	2,959	281,785
Watts Water Technologies, Inc., Class A	516	32,658

		314,443

Instruments-Scientific - 0.3%

PerkinElmer, Inc.	11,193	502,006

Insurance Brokers - 0.0%

eHealth, Inc.†	345	8,466

Insurance-Life/Health - 0.5%

Aflac, Inc.	3,093	189,415
Aviva PLC	11,180	96,700
Dai-ichi Life Insurance Co., Ltd.	9,300	133,227

Legal & General Group PLC	40,647	163,100
Principal Financial Group, Inc.	1,904	103,368
Prudential Financial, Inc.	2,267	203,350
Unum Group	1,992	72,250

		961,410

Insurance-Multi-line - 0.6%

ACE, Ltd.	2,323	247,005
Allstate Corp.	3,792	233,170
Assicurazioni Generali SpA	6,135	125,430
AXA SA	7,640	189,227
Baloise Holding AG	1,384	180,453
CNP Assurances	2,053	40,503
Horace Mann Educators Corp.	732	21,814
United Fire Group, Inc.	394	11,552

		1,049,154

Insurance-Property/Casualty - 0.5%

Admiral Group PLC	820	18,174
AMERISAFE, Inc.	336	12,677
Employers Holdings, Inc.	580	12,418
HCI Group, Inc.	187	7,874
Infinity Property & Casualty Corp.	207	14,155
Meadowbrook Insurance Group, Inc.	817	5,057
MS&AD Insurance Group Holdings, Inc.	5,500	124,040
Navigators Group, Inc.†	192	12,336
ProAssurance Corp.	1,064	49,157
Progressive Corp.	6,895	172,513
RLI Corp.	621	27,759
Safety Insurance Group, Inc.	231	12,751
Selective Insurance Group, Inc.	1,014	24,306
Sompo Japan Nipponkoa Holdings, Inc.	5,400	130,426
Stewart Information Services Corp.	378	12,179
Tokio Marine Holdings, Inc.	6,400	195,085
Travelers Cos., Inc.	595	56,352
Universal Insurance Holdings, Inc.	502	6,958

		894,217

Insurance-Reinsurance - 0.2%

Berkshire Hathaway, Inc., Class B†	975	133,819
Muenchener Rueckversicherungs AG	448	89,828
Swiss Re AG	1,994	163,442

		387,089

Internet Content-Entertainment - 0.2%

Facebook, Inc., Class A†	5,122	383,228

Internet Content-Information/News - 0.0%

Dice Holdings, Inc.†	680	5,773
HealthStream, Inc.†	386	10,021
XO Group, Inc.†	457	5,351

		21,145

Internet Security - 0.2%

Symantec Corp.	4,873	118,316
Trend Micro, Inc.	5,100	164,208
VASCO Data Security International, Inc.†	524	7,740

		290,264

Investment Companies - 0.1%

Groupe Bruxelles Lambert SA	1,000	98,310
Pargesa Holding SA BR	1,682	144,464

		242,774

Investment Management/Advisor Services - 1.0%

Aberdeen Asset Management PLC	10,263	74,014
Affiliated Managers Group, Inc.†	817	172,510
Ameriprise Financial, Inc.	1,754	220,583
BlackRock, Inc.	1,014	335,157
Calamos Asset Management, Inc., Class A	349	4,499
Financial Engines, Inc.	921	33,036
Franklin Resources, Inc.	1,685	95,236
Legg Mason, Inc.	10,453	515,542
Partners Group Holding AG	304	80,201
Schroders PLC	1,667	67,416
T. Rowe Price Group, Inc.	1,383	112,016
Virtus Investment Partners, Inc.	128	28,632

		1,738,842

Lasers-System/Components - 0.0%

Coherent, Inc.†	448	28,882
Electro Scientific Industries, Inc.	459	3,406
II-VI, Inc.†	984	13,737
Newport Corp.†	706	13,322
Rofin-Sinar Technologies, Inc.†	509	12,196

		71,543

Linen Supply & Related Items - 0.0%

G&K Services, Inc., Class A	360	20,121
UniFirst Corp.	275	26,661

		46,782

Machinery-Construction & Mining - 0.2%

Astec Industries, Inc.	338	14,041
Caterpillar, Inc.	1,817	198,180
Joy Global, Inc.	347	21,913
Komatsu, Ltd.	8,400	190,129

		424,263

Machinery-Electrical - 0.2%

Franklin Electric Co., Inc.	706	26,800
Mitsubishi Electric Corp.	19,000	237,763
SMC Corp.	600	156,826

		421,389

Machinery-Farming - 0.1%

Kubota Corp.	13,000	185,669
Lindsay Corp.#	233	18,123

		203,792

Machinery-General Industrial - 0.3%

Albany International Corp., Class A	513	19,273
Alstom SA†	1,391	49,229
Applied Industrial Technologies, Inc.	758	36,922
DXP Enterprises, Inc.†	191	15,303
Hexagon AB, Class B	3,688	120,625
Mitsubishi Heavy Industries, Ltd.	30,000	184,622
Tennant Co.	334	23,277

		449,251

Medical Imaging Systems - 0.0%

Analogic Corp.	227	16,389

Medical Information Systems - 0.0%

Computer Programs & Systems, Inc.	190	11,674
Medidata Solutions, Inc.†	919	42,770
Quality Systems, Inc.	812	12,716

		67,160

Medical Instruments - 0.3%

Abaxis, Inc.	378	18,050
CONMED Corp.	485	19,157
CryoLife, Inc.	471	4,729
Elekta AB, Series B	4,784	54,519
Integra LifeSciences Holdings Corp.†	427	21,346
Medtronic, Inc.	5,193	331,573
Natus Medical, Inc.†	529	14,870
NuVasive, Inc.†	849	29,800
SurModics, Inc.†	229	4,676
Symmetry Medical, Inc.†	641	5,910
Sysmex Corp.	1,600	61,896

		566,526

Medical Labs & Testing Services - 0.1%

Bio-Reference Laboratories, Inc.†	446	12,956
Quest Diagnostics, Inc.	3,159	199,681

		212,637

Medical Laser Systems - 0.0%

Cynosure, Inc., Class A†	342	7,705

Medical Products - 0.2%

ABIOMED, Inc.†#	645	16,802
Cantel Medical Corp.	604	22,028
CareFusion Corp.†	249	11,432
Cyberonics, Inc.†	432	24,792
Greatbatch, Inc.†	445	20,279
Haemonetics Corp.†	937	33,442
Hanger, Inc.†	636	14,246
Invacare Corp.	539	8,268
Luminex Corp.†	693	13,063
Sonova Holding AG	516	82,511
Terumo Corp.	4,200	105,681
West Pharmaceutical Services, Inc.	1,270	55,156

		407,700

Medical-Biomedical/Gene - 0.6%

Acorda Therapeutics, Inc.†	746	24,305
Alexion Pharmaceuticals, Inc.†	790	133,739
Biogen Idec, Inc.†	1,217	417,480
Cambrex Corp.†	568	12,450
Emergent Biosolutions, Inc.†	524	13,048
Gilead Sciences, Inc.†	2,620	281,860
Ligand Pharmaceuticals, Inc.†	372	19,359
Medicines Co.†	1,168	29,912
Momenta Pharmaceuticals, Inc.†	834	9,833
Repligen Corp.†	533	10,159
Spectrum Pharmaceuticals, Inc.†#	1,023	8,296
Vertex Pharmaceuticals, Inc.†	746	69,803

		1,030,244

Medical-Drugs - 3.5%

Abbott Laboratories	4,977	210,228
AbbVie, Inc.	13,245	732,184
Actelion, Ltd.	756	92,807
Akorn, Inc.†	1,295	50,531
Allergan, Inc.	333	54,505
Astellas Pharma, Inc.	19,000	273,555
AstraZeneca PLC	4,170	316,166
Bayer AG	2,440	327,176
Bristol-Myers Squibb Co.	9,147	463,296
Daiichi Sankyo Co., Ltd.	9,700	171,355
Eisai Co., Ltd.	5,100	213,004
Eli Lilly & Co.	5,134	326,317
GlaxoSmithKline PLC	4,861	118,992
Grifols SA	459	21,368
Johnson & Johnson	2,586	268,246
Lannett Co., Inc.†	512	20,163
Mallinckrodt PLC†	1	54
Merck & Co., Inc.	4,304	258,713
Merck KGaA	1,440	125,313
Novartis AG	2,538	227,661
Novo Nordisk A/S, Class B	5,075	231,866
Ono Pharmaceutical Co., Ltd.	2,200	196,223
Orion Oyj, Class B	1,168	45,811
Pfizer, Inc.	22,901	673,060
PharMerica Corp.†	537	13,366
Prestige Brands Holdings, Inc.†	935	32,360
Roche Holding AG	764	222,780
Sagent Pharmaceuticals, Inc.†	383	10,655
Sanofi	626	68,681
Shire PLC	2,499	204,241
Takeda Pharmaceutical Co., Ltd.	5,500	251,093

		6,221,770

Medical-Generic Drugs - 0.0%

Impax Laboratories, Inc.†	1,171	28,853

Medical-HMO - 0.4%

Aetna, Inc.	600	49,278
Centene Corp.†	1,040	81,255
Cigna Corp.	616	58,274
Humana, Inc.	2,458	316,443
Magellan Health, Inc.†	496	27,707
Molina Healthcare, Inc.†	515	24,638
UnitedHealth Group, Inc.	1,017	88,153
WellPoint, Inc.	1,052	122,568

		768,316

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	367	12,845
Kindred Healthcare, Inc.	1,137	23,479

		36,324

Medical-Outpatient/Home Medical - 0.1%

Air Methods Corp.†	635	37,249
Almost Family, Inc.†	141	3,945
Amedisys, Inc.†	597	12,489
Amsurg Corp.†	725	38,998
Gentiva Health Services, Inc.†	547	9,884
LHC Group, Inc.†	233	5,998

		108,563

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc.	1,996	147,105

Metal Processors & Fabrication - 0.2%

Assa Abloy AB, Class B	306	15,459
CIRCOR International, Inc.	318	22,638
Haynes International, Inc.	224	11,106
Mueller Industries, Inc.	1,023	29,913
NSK, Ltd.	17,000	225,806
RTI International Metals, Inc.†	552	16,014

		320,936

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†	309	3,028
Olympic Steel, Inc.	157	3,774

		6,802

Metal-Aluminum - 0.0%

Century Aluminum Co.†	929	23,206
Kaiser Aluminum Corp.	329	26,501

		49,707

Metal-Copper - 0.2%

Antofagasta PLC	12,065	157,334
Freeport-McMoRan, Inc.	3,798	138,133

		295,467

Miscellaneous Manufacturing - 0.0%

Hillenbrand, Inc.	1,138	38,055
John Bean Technologies Corp.	501	14,554

		52,609

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	1,276	81,103

Multimedia - 0.3%

EW Scripps Co., Class A†	557	10,561
Viacom, Inc., Class B	1,650	133,897
Walt Disney Co.	5,126	460,725

		605,183

Networking Products - 0.1%

Anixter International, Inc.	482	43,009
Black Box Corp.	278	6,575
Cisco Systems, Inc.	4,731	118,228
Ixia†	988	9,504
LogMeIn, Inc.†	411	17,377
NETGEAR, Inc.†	659	21,892
Procera Networks, Inc.†#	394	4,054

		220,639

Non-Ferrous Metals - 0.0%

Globe Specialty Metals, Inc.	1,155	23,724
Materion Corp.	372	12,138

		35,862

Office Automation & Equipment - 0.3%

Canon, Inc.	10,800	352,820
Ricoh Co., Ltd.	9,000	97,357

		450,177

Office Furnishings-Original - 0.0%

Interface, Inc.	1,058	18,018

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	2,805	135,005
Societe BIC SA	488	66,301

		201,306

Oil & Gas Drilling - 0.1%

Helmerich & Payne, Inc.	654	68,702
Nabors Industries, Ltd.	3,475	94,555
Paragon Offshore PLC†#	1,528	14,241

		177,498

Oil Companies-Exploration & Production - 1.1%

Anadarko Petroleum Corp.	1,666	187,741
Approach Resources, Inc.†#	640	11,443
BG Group PLC	9,243	184,367
Carrizo Oil & Gas, Inc.†	747	46,852
Chesapeake Energy Corp.	3,564	96,941
Comstock Resources, Inc.	803	19,577
ConocoPhillips	7,794	633,029
Contango Oil & Gas Co.†	284	11,252
Devon Energy Corp.	1,137	85,753
EOG Resources, Inc.	891	97,903
Forest Oil Corp.†	2,033	3,314
Inpex Corp.	10,100	144,639
Northern Oil and Gas, Inc.†	1,010	17,018
Occidental Petroleum Corp.	1,805	187,233
PDC Energy, Inc.†	644	38,698
Penn Virginia Corp.†	1,318	19,796
PetroQuest Energy, Inc.†	1,060	7,060
Pioneer Natural Resources Co.	117	24,412
Stone Energy Corp.†	1,004	35,331
Swift Energy Co.†#	790	8,966
Synergy Resources Corp.†	1,149	15,466

		1,876,791

Oil Companies-Integrated - 2.4%

BP PLC	56,742	453,716
Chevron Corp.	8,569	1,109,257
Eni SpA	7,967	198,687
Exxon Mobil Corp.	15,204	1,512,190
Hess Corp.	3,103	313,713
Marathon Oil Corp.	5,017	209,159
OMV AG	329	12,709
Phillips 66	807	70,225
Royal Dutch Shell PLC, Class A	3,257	131,826
Royal Dutch Shell PLC, Class B	4,381	185,137
Statoil ASA	1,015	28,495
Total SA	1,743	114,946

		4,340,060

Oil Field Machinery & Equipment - 0.2%

Flotek Industries, Inc.†	849	23,602
FMC Technologies, Inc.†	1,788	110,570
Gulf Island Fabrication, Inc.	207	4,361
National Oilwell Varco, Inc.	1,495	129,213

		267,746

Oil Refining & Marketing - 0.3%

JX Holdings, Inc.	37,800	194,295
Marathon Petroleum Corp.	1,813	165,001
Neste Oil Oyj#	2,092	40,957

Valero Energy Corp.	2,393	129,557

		529,810

Oil-Field Services - 0.6%

AMEC PLC	7,394	138,096
Baker Hughes, Inc.	4,398	304,078
Basic Energy Services, Inc.†	621	15,034
C&J Energy Services, Inc.†	830	23,813
Exterran Holdings, Inc.	1,074	50,081
Fugro NV CVA	924	33,515
Gulfmark Offshore, Inc., Class A	444	17,853
Halliburton Co.	1,612	108,987
Hornbeck Offshore Services, Inc.†	587	25,628
Matrix Service Co.†	476	13,428
Newpark Resources, Inc.†	1,533	18,902
Petrofac, Ltd.	516	9,671
Pioneer Energy Services Corp.†	1,129	17,364
Schlumberger, Ltd.	1,611	176,630
SEACOR Holdings, Inc.†	342	27,907
Tesco Corp.	573	12,159
TETRA Technologies, Inc.†	1,441	17,004

		1,010,150

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	366	25,327
International Paper Co.	1,745	84,545
KapStone Paper and Packaging Corp.†	1,452	44,635
Neenah Paper, Inc.	296	16,182
P.H. Glatfelter Co.	784	19,545
Schweitzer-Mauduit International, Inc.	551	23,605
UPM-Kymmene Oyj	5,122	76,925
Veritiv Corp.†	146	6,500
Wausau Paper Corp.	867	7,907

		305,171

Patient Monitoring Equipment - 0.0%

Masimo Corp.†	933	20,937

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	10,158	750,981

Photo Equipment & Supplies - 0.1%

FUJIFILM Holdings Corp.	7,200	216,979

Physicians Practice Management - 0.0%

Healthways, Inc.†	634	11,070
IPC The Hospitalist Co., Inc.†	315	15,227

		26,297

Platinum - 0.0%

Stillwater Mining Co.†	2,160	40,090

Poultry - 0.0%

Sanderson Farms, Inc.	367	34,248

Power Converter/Supply Equipment - 0.0%

Advanced Energy Industries, Inc.†	681	13,110
Powell Industries, Inc.	167	8,799
Vicor Corp.†	331	2,714

		24,623

Printing-Commercial - 0.1%

Dai Nippon Printing Co., Ltd.	11,000	115,397

Protection/Safety - 0.0%

Landauer, Inc.	178	6,483

Public Thoroughfares - 0.0%

Abertis Infraestructuras SA	2,956	62,183

Publishing-Books - 0.0%

Scholastic Corp.	474	16,609

Publishing-Newspapers - 0.0%

News Corp., Class A†	764	13,466

Publishing-Periodicals - 0.0%

Axel Springer SE	244	14,456

Real Estate Investment Trusts - 1.3%

Acadia Realty Trust	1,033	29,771
Agree Realty Corp.	279	8,239
American Assets Trust, Inc.	628	22,011
Associated Estates Realty Corp.	1,039	19,221
British Land Co. PLC	8,171	99,093
Capstead Mtg. Corp.	1,729	22,857
CareTrust REIT, Inc.†	344	6,010
Cedar Realty Trust, Inc.	1,281	8,288
Chesapeake Lodging Trust	894	27,544
CoreSite Realty Corp.	385	13,502
Cousins Properties, Inc.	3,634	46,115
DiamondRock Hospitality Co.	3,529	47,006
Digital Realty Trust, Inc.#	6,622	432,085
EastGroup Properties, Inc.	569	36,894
Education Realty Trust, Inc.	2,456	26,746
EPR Properties	968	55,089
Franklin Street Properties Corp.	1,583	19,233
Geo Group, Inc.	1,301	48,683
Getty Realty Corp.	492	9,230
Government Properties Income Trust	1,232	29,593
Healthcare Realty Trust, Inc.	1,733	43,256
Host Hotels & Resorts, Inc.	8,474	193,377
ICADE	174	16,180
Inland Real Estate Corp.	1,533	15,959
Japan Real Estate Investment Corp.	25	137,440
Japan Retail Fund Investment Corp.	28	58,721
Kite Realty Group Trust	1,519	39,069
Lexington Realty Trust	3,683	40,071
LTC Properties, Inc.	628	25,717
Medical Properties Trust, Inc.	3,127	44,059
Parkway Properties, Inc.	1,305	27,079
Pennsylvania Real Estate Investment Trust	1,235	24,898
Post Properties, Inc.	981	53,975
PS Business Parks, Inc.	363	29,599
Retail Opportunity Investments Corp.	1,571	24,885
Sabra Health Care REIT, Inc.	853	24,293
Saul Centers, Inc.	231	11,515
Segro PLC	9,498	58,358
Simon Property Group, Inc.	1,611	273,918
Sovran Self Storage, Inc.	596	46,053
Tanger Factory Outlet Centers, Inc.	1,723	60,150
Universal Health Realty Income Trust	233	10,292
Urstadt Biddle Properties, Inc., Class A	472	10,063

		2,276,137

Real Estate Management/Services - 0.3%

Daito Trust Construction Co., Ltd.	1,500	185,473
HFF, Inc., Class A	602	18,060
IMMOFINANZ AG	8,031	25,167
Mitsubishi Estate Co., Ltd.	11,000	253,895

		482,595

Real Estate Operations & Development - 0.2%

Forestar Group, Inc.†	630	12,600
Mitsui Fudosan Co., Ltd.	6,000	191,167
Sumitomo Realty & Development Co., Ltd.#	4,000	154,895

		358,662

Recreational Vehicles - 0.0%

Arctic Cat, Inc.	236	8,737

Research & Development - 0.0%

Albany Molecular Research, Inc.†	335	6,633
PAREXEL International Corp.†	1,022	57,682

		64,315

Resort/Theme Parks - 0.0%

Marriott Vacations Worldwide Corp.†	535	31,881

Retail-Apparel/Shoe - 0.3%

Aeropostale, Inc.†#	1,327	5,560
Brown Shoe Co., Inc.	748	22,320
Buckle, Inc.#	506	24,885
Cato Corp., Class A	464	16,087
Children’s Place, Inc.	389	20,913
Christopher & Banks Corp.†	639	6,115
Fast Retailing Co., Ltd.#	400	125,138
Finish Line, Inc., Class A	863	25,571
Francesca’s Holdings Corp.†	748	10,472
Gap, Inc.	1,813	83,670
Genesco, Inc.†	431	34,178
Men’s Wearhouse, Inc.	831	44,899
Next PLC	1,074	126,504
Stein Mart, Inc.	500	6,225

		552,537

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	293	157,880
O’Reilly Automotive, Inc.†	373	58,181
Pep Boys-Manny Moe & Jack†	932	10,364

		226,425

Retail-Automobile - 0.1%

Group 1 Automotive, Inc.	382	30,621
Lithia Motors, Inc., Class A	407	35,580
Sonic Automotive, Inc., Class A	616	15,215

		81,416

Retail-Bedding - 0.0%

Bed Bath & Beyond, Inc.†	322	20,692

Retail-Bookstores - 0.0%

Barnes & Noble, Inc.†	670	15,986

Retail-Building Products - 1.0%

Home Depot, Inc.	17,037	1,592,960
Kingfisher PLC	3,665	18,478
Lowe’s Cos., Inc.	4,158	218,337
Lumber Liquidators Holdings, Inc.†#	496	28,381

		1,858,156

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	1,263	40,277

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	695	49,825

Retail-Discount - 0.2%

Don Quijote Holdings Co., Ltd.	1,000	52,958
Fred’s, Inc., Class A	618	8,794
Tuesday Morning Corp.†	672	11,814
Wal-Mart Stores, Inc.	4,329	326,839

		400,405

Retail-Drug Store - 0.1%

CVS Caremark Corp.	2,955	234,775

Retail-Hair Salons - 0.0%

Regis Corp.	765	11,559

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.	361	8,401
Kirkland’s, Inc.†	257	4,582

		12,983

Retail-Jewelry - 0.0%

Movado Group, Inc.	326	12,104

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	442	7,629

Retail-Pawn Shops - 0.0%

Cash America International, Inc.	509	22,722
Ezcorp, Inc., Class A†	982	10,438
First Cash Financial Services, Inc.†	522	30,151

		63,311

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.	342	4,815
PetSmart, Inc.	768	54,966

		59,781

Retail-Regional Department Stores - 0.4%

Isetan Mitsukoshi Holdings, Ltd.	13,700	164,592
Kohl’s Corp.	6,914	406,474
Macy’s, Inc.	1,222	76,119
Stage Stores, Inc.	581	10,150

		657,335

Retail-Restaurants - 0.3%

Biglari Holdings, Inc.†	32	11,499
BJ’s Restaurants, Inc.†	450	16,772
Bob Evans Farms, Inc.	443	19,235
Buffalo Wild Wings, Inc.†	340	50,235
Chipotle Mexican Grill, Inc.†	128	86,867
Cracker Barrel Old Country Store, Inc.	430	43,176
DineEquity, Inc.	292	24,295
Jack in the Box, Inc.	725	43,101
Papa John’s International, Inc.	544	21,542
Red Robin Gourmet Burgers, Inc.†	238	12,638
Ruby Tuesday, Inc.†	1,023	6,312
Ruth’s Hospitality Group, Inc.	633	7,058
Sonic Corp.†	906	19,126

Texas Roadhouse, Inc.	1,080	28,717
Yum! Brands, Inc.	1,593	115,381

		505,954

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.	349	3,560
Hibbett Sports, Inc.†	456	20,716
Zumiez, Inc.†	380	12,293

		36,569

Retail-Vitamins & Nutrition Supplements - 0.0%

Vitamin Shoppe, Inc.†	551	21,594

Rubber-Tires - 0.2%

Bridgestone Corp.	5,700	195,524
Cie Generale des Etablissements Michelin	310	34,276
Continental AG	197	42,063

		271,863

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	484	9,540

Satellite Telecom - 0.0%

Eutelsat Communications SA	1,227	40,926

Savings & Loans/Thrifts - 0.1%

Bank Mutual Corp.	827	5,450
BofI Holding, Inc.†	222	17,092
Brookline Bancorp, Inc.	1,272	11,639
Dime Community Bancshares, Inc.	531	8,198
Northwest Bancshares, Inc.	1,704	21,487
Oritani Financial Corp.	710	10,650
Provident Financial Services, Inc.	973	16,551
Sterling Bancorp	1,440	18,245

		109,312

Schools - 0.0%

American Public Education, Inc.†	323	9,806
Capella Education Co.	202	13,152
Career Education Corp.†	1,040	5,710
ITT Educational Services, Inc.†#	311	2,622
Strayer Education, Inc.†	197	11,962
Universal Technical Institute, Inc.	362	4,043

		47,295

Security Services - 0.1%

ADT Corp.#	882	32,511
Brink’s Co.	877	24,012
Secom Co., Ltd.	3,000	183,353

		239,876

Seismic Data Collection - 0.0%

CGG SA†	1,026	9,187
Geospace Technologies Corp.†	237	9,746
ION Geophysical Corp.†	2,305	7,952

		26,885

Semiconductor Components-Integrated Circuits - 1.0%

Cirrus Logic, Inc.†	11,121	268,906
Exar Corp.†	883	8,803
Micrel, Inc.	813	10,187
Pericom Semiconductor Corp.†	342	3,345
Power Integrations, Inc.	546	32,640
QUALCOMM, Inc.	17,569	1,337,001
TriQuint Semiconductor, Inc.†	3,100	64,061

		1,724,943

Semiconductor Equipment - 0.3%

ASML Holding NV	1,833	175,361
Brooks Automation, Inc.	1,203	13,642
Cabot Microelectronics Corp.†	442	18,962
Cohu, Inc.	422	5,191
Kulicke & Soffa Industries, Inc.†	1,383	20,316
MKS Instruments, Inc.	964	32,718
Nanometrics, Inc.†	407	6,805
Rudolph Technologies, Inc.†	575	5,560
Tessera Technologies, Inc.	858	25,371
Tokyo Electron, Ltd.	2,000	137,075
Ultratech, Inc.†	518	13,396
Veeco Instruments, Inc.†	719	25,431

		479,828

Software Tools - 0.2%

VMware, Inc., Class A†	3,015	297,219

Steel-Producers - 0.2%

AK Steel Holding Corp.†#	2,468	26,951
JFE Holdings, Inc.	7,200	145,599
Nippon Steel & Sumitomo Metal Corp.	76,000	215,045

		387,595

Storage/Warehousing - 0.0%

Mobile Mini, Inc.	741	29,025

Sugar - 0.0%

Suedzucker AG	410	7,057

Telecom Equipment-Fiber Optics - 0.0%

Corning, Inc.	339	7,072
Harmonic, Inc.†	1,725	11,333
Oplink Communications, Inc.	303	5,854

		24,259

Telecom Services - 0.1%

Consolidated Communications Holdings, Inc.	679	16,554
Lumos Networks Corp.	301	4,403
Spok Holdings, Inc.	391	5,787
Vivendi SA	4,323	112,440

		139,184

Telecommunication Equipment - 0.1%

8x8, Inc.†	1,475	11,461
Alcatel-Lucent†#	3,586	12,402
Comtech Telecommunications Corp.	283	10,765
Harris Corp.	1,042	74,388
Nortel Networks Corp.†	62	0

		109,016

Telephone-Integrated - 1.9%

AT&T, Inc.	33,620	1,175,355
Atlantic Tele-Network, Inc.	176	10,321
Belgacom SA	822	29,308

BT Group PLC	26,460	170,000
Cincinnati Bell, Inc.†	3,829	14,052
Deutsche Telekom AG	14,768	220,822
Elisa Oyj	860	23,414
General Communication, Inc., Class A†	583	6,553
KDDI Corp.	4,000	230,631
Nippon Telegraph & Telephone Corp.	3,000	201,259
Orange SA	4,689	70,976
SoftBank Corp.	7,600	548,278
TDC A/S	3,361	28,850
Telecom Italia SpA†	50,737	58,366
TeliaSonera AB	15,497	113,080
Verizon Communications, Inc.	9,620	479,268

		3,380,533

Television - 0.0%

ION Media Networks, Inc.(1)(2)	18	7,848
ITV PLC	3,580	12,552

		20,400

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	226	4,536

Textile-Products - 0.1%

Toray Industries, Inc.	23,000	156,929

Therapeutics - 0.0%

Anika Therapeutics, Inc.†	212	8,904

Tobacco - 1.0%

Alliance One International, Inc.†	1,547	3,434
Altria Group, Inc.	9,339	402,324
British American Tobacco PLC	2,361	139,284
Japan Tobacco, Inc.	7,800	267,185
Lorillard, Inc.	8,231	491,391
Philip Morris International, Inc.	4,897	419,085
Reynolds American, Inc.	709	41,455

		1,764,158

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc.	206	18,849

Toys - 0.1%

Mattel, Inc.	820	28,282
Nintendo Co., Ltd.	1,000	110,817

		139,099

Transactional Software - 0.1%

Amadeus IT Holding SA, Class A	2,580	95,937
Bottomline Technologies de, Inc.†	673	18,951
Synchronoss Technologies, Inc.†	559	24,691

		139,579

Transport-Air Freight - 0.0%

Atlas Air Worldwide Holdings, Inc.†	452	15,119

Transport-Marine - 0.1%

AP Moeller - Maersk A/S, Series B	47	117,730

Transport-Rail - 0.9%

Central Japan Railway Co.	1,100	154,145
East Japan Railway Co.	2,300	178,681
Hankyu Hanshin Holdings, Inc.	11,000	64,809
Keikyu Corp.	17,000	149,503
Keio Corp.	23,000	177,510
Norfolk Southern Corp.	3,677	393,439
Tobu Railway Co., Ltd.	34,000	178,096
Union Pacific Corp.	2,161	227,488

		1,523,671

Transport-Services - 0.3%

Bristow Group, Inc.	640	46,707
Deutsche Post AG	3,051	99,761
Era Group, Inc.†	352	9,015
FedEx Corp.	71	10,500
Hub Group, Inc., Class A†	629	27,355
Matson, Inc.	775	20,917
United Parcel Service, Inc., Class B	3,877	377,348
UTi Worldwide, Inc.†	1,634	15,000

		606,603

Transport-Truck - 0.1%

ArcBest Corp.	439	15,760
Celadon Group, Inc.	393	8,229
Forward Air Corp.	569	26,339
Heartland Express, Inc.	902	21,152
Knight Transportation, Inc.	1,092	27,682
Roadrunner Transportation Systems, Inc.†	464	11,684
Saia, Inc.†	442	20,982

		131,828

Travel Services - 0.0%

Interval Leisure Group, Inc.	725	15,675

Veterinary Diagnostics - 0.0%

Neogen Corp.†	661	27,828

Water - 0.0%

American States Water Co.	700	22,610

Web Hosting/Design - 0.0%

NIC, Inc.	1,080	20,239

Web Portals/ISP - 0.3%

Blucora, Inc.†	762	11,872
Google, Inc., Class A†	391	227,703
Google, Inc., Class C†	376	214,921

		454,496

Wire & Cable Products - 0.0%

Encore Wire Corp.	337	14,306
General Cable Corp.	883	18,958

		33,264

Wireless Equipment - 0.1%

CalAmp Corp.†	619	11,934
Telefonaktiebolaget LM Ericsson, Class B	10,201	127,198
ViaSat, Inc.†	765	43,559

		182,691

Total Common Stocks
(cost $96,712,212)		110,978,178

EXCHANGE-TRADED FUNDS - 6.1%

iShares Core S&P Small-Cap ETF#	4,103	452,807

iShares MSCI Emerging Markets Index Fund	80,000	3,604,800
SPDR S&P MidCap 400 ETF Trust	20,767	5,435,555
Vanguard FTSE Emerging Markets ETF	25,000	1,444,500

Total Exchange-Traded Funds (cost $10,457,306)		10,937,662

PREFERRED SECURITIES - 0.4%
Auto-Cars/Light Trucks - 0.1%

Bayerische Motoren Werke AG	1,807	172,802
Volkswagen AG	164	36,816

		209,618

Electric-Integrated - 0.1%

Entergy Louisiana LLC 4.70%	3,650	81,906

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. FRS 0.00%†	2,200	25,630

Oil Refining & Marketing - 0.0%

Fuchs Petrolub SE	968	39,754

Soap & Cleaning Preparation - 0.1%

Henkel AG & Co. KGaA	1,926	201,947

Telecom Services - 0.1%

Qwest Corp. 6.13%	6,925	164,884

Total Preferred Securities (cost $775,219)		723,739

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.7%
Banks-Commercial - 0.1%

Zions Bancorporation FRS Series I 5.80% due 06/15/2023(3)	136,000	130,465

Banks-Super Regional - 0.1%

Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(3)	90,000	90,342
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(3)	61,000	63,897
Wells Fargo Capital X 5.95% due 12/01/2086	31,000	31,620

		185,859

Diversified Banking Institutions - 0.1%

BAC Capital Trust XIII FRS Series F 4.00% due 09/26/2014(3)	178,000	145,070
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(3)	88,000	89,980
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(3)	71,000	70,408
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(3)	122,000	134,962

		440,420

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(1)	45,000	5

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	110,000	109,230

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	125,000	130,000

Insurance-Life/Health - 0.0%

Prudential Financial, Inc. FRS 5.63% due 06/15/2043	58,000	62,205

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066	90,000	101,475

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	142,000	153,928

Total Preferred Securities/Capital Securities (cost $1,222,650)		1,313,587

RIGHTS - 0.0%
Retail-Restaurants - 0.0%

Biglari Holdings, Inc. Expires 09/12/2014 (strike price $250.00)† (cost $0)	32	706

ASSET BACKED SECURITIES - 1.4%
Diversified Financial Services - 1.4%

AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	$51,000	50,695
Applebee’s/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	50,000	50,030
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	123,000	123,729
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	93,000	93,590
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(4)	95,000	97,468
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(4)	627,000	647,390

CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	31,400	32,084
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(4)	106,000	108,547
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	9,026	9,188
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(5)	302	302
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	224,737
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	90,828	96,410
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	42,000	42,088
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	83,000	82,808
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(4)	66,000	65,966
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.16% due 06/17/2031*	100,000	99,353
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(4)	100,000	101,247
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	100,000	100,019
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)	114,050	112,715
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	26,298	27,050
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	50,875	51,826
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(4)	84,000	88,482
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(4)	50,000	53,809
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(5)	27,244	27,326
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(4)	38,154	38,481
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(4)	100,000	102,906

Total Asset Backed Securities (cost $2,543,475)		2,528,246

U.S. CORPORATE BONDS & NOTES - 13.0%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	48,000	48,328
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	41,000	42,460

		90,788

Advertising Sales - 0.0%

Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	35,000	36,050

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	26,000	24,115

Aerospace/Defense - 0.1%

Boeing Co. Senior Notes 0.95% due 05/15/2018	101,000	98,712

Aerospace/Defense-Equipment - 0.0%

Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	68,000	69,360

Agricultural Chemicals - 0.1%

Monsanto Co. Senior Notes
4.20% due 07/15/2034	29,000	30,100
Monsanto Co. Senior Notes
4.70% due 07/15/2064	51,000	52,927

		83,027

Airlines - 0.1%

Allegiant Travel Co. Company Guar. Notes
5.50% due 07/15/2019	76,000	78,850
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1
7.20% due 07/02/2020	25,593	26,905
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B
7.63% due 07/02/2016	6,758	6,893
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B
5.38% due 02/15/2023	15,000	15,600

		128,248

Alternative Waste Technology - 0.0%

ADS Waste Holdings, Inc. Company Guar. Notes
8.25% due 10/01/2020	43,000	45,795
Darling Ingredients, Inc. Company Guar. Notes
5.38% due 01/15/2022*	30,000	31,125

		76,920

Apparel Manufacturers - 0.0%

Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes
10.00% due 08/01/2020	74,000	58,830

Auto-Cars/Light Trucks - 0.2%

American Honda Finance Corp. Notes
1.20% due 07/14/2017	97,000	96,962
Daimler Finance North America LLC Company Guar. Notes
1.38% due 08/01/2017*	158,000	157,893
Daimler Finance North America LLC Company Guar. Notes
2.63% due 09/15/2016*	162,000	167,109

		421,964

Auto/Truck Parts & Equipment-Original - 0.0%

Affinia Group, Inc. Company Guar. Notes
7.75% due 05/01/2021	47,000	48,410

Banks-Commercial - 0.6%

CIT Group, Inc. Senior Notes
3.88% due 02/19/2019	35,000	35,438
MUFG Union Bank NA Senior Notes
3.00% due 06/06/2016	273,000	283,101
PNC Bank NA Senior Notes
1.13% due 01/27/2017	265,000	265,461
Regions Financial Corp. Sub. Notes
7.38% due 12/10/2037	148,000	189,993
Zions Bancorporation Senior Notes
4.50% due 03/27/2017	206,000	218,388
Zions Bancorporation Senior Notes
4.50% due 06/13/2023	90,000	94,215

		1,086,596

Banks-Fiduciary - 0.1%

RBS Citizens Financial Group, Inc. Sub. Notes
4.15% due 09/28/2022*	207,000	210,182

Banks-Super Regional - 0.1%

Comerica, Inc. Senior Notes
2.13% due 05/23/2019	47,000	46,961
Wells Fargo & Co Sub. Notes
4.10% due 06/03/2026	55,000	56,262

		103,223

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes
0.80% due 07/15/2015	179,000	179,705

Building & Construction-Misc. - 0.0%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes
6.00% due 02/01/2023	38,000	37,620

Building Products-Cement - 0.0%

Headwaters, Inc. Sec. Notes
7.63% due 04/01/2019	50,000	52,750

Building Products-Wood - 0.1%

Masco Corp. Senior Notes
5.95% due 03/15/2022	87,000	94,939

Cable/Satellite TV - 0.3%

CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes
6.50% due 04/30/2021	54,000	57,375
Comcast Corp. Company Guar. Notes
3.38% due 02/15/2025	57,000	57,627

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes
4.45% due 04/01/2024	114,000	122,313
DISH DBS Corp. Company Guar. Notes
5.00% due 03/15/2023	42,000	41,790
Time Warner Cable, Inc. Company Guar. Notes
4.50% due 09/15/2042	50,000	50,614
Time Warner Cable, Inc. Company Guar. Notes
6.55% due 05/01/2037	24,000	30,749
Time Warner Cable, Inc. Company Guar. Notes
7.30% due 07/01/2038	63,000	87,481

		447,949

Casino Hotels - 0.2%
Caesars Entertainment Operating Co., Inc. Senior Notes
10.75% due 02/01/2016	10,000	4,100
Caesars Entertainment Resort Properties LLC Senior Sec. Notes
8.00% due 10/01/2020*	69,000	68,482
Caesars Entertainment Resort Properties LLC Sec. Notes
11.00% due 10/01/2021*	79,000	80,086
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes
9.38% due 05/01/2022*	65,000	62,888
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes
10.50% due 07/01/2019*	60,000	63,600
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes
5.88% due 05/15/2021*	125,000	123,125

		402,281

Cellular Telecom - 0.0%
Sprint Communications, Inc. Senior Notes
7.00% due 08/15/2020	17,000	18,148

Chemicals-Diversified - 0.1%
Eagle Spinco, Inc. Company Guar. Notes
4.63% due 02/15/2021	150,000	150,375

Chemicals-Plastics - 0.0%
PolyOne Corp. Senior Notes
5.25% due 03/15/2023	20,000	20,650

Chemicals-Specialty - 0.1%
Chemtura Corp. Company Guar. Notes
5.75% due 07/15/2021	40,000	41,600
Lubrizol Corp. Company Guar. Notes
6.50% due 10/01/2034	51,000	67,818

		109,418

Coal - 0.2%
CONSOL Energy, Inc. Company Guar. Notes
6.38% due 03/01/2021	34,000	36,040
Murray Energy Corp. Senior Sec. Notes
8.63% due 06/15/2021*	88,000	93,280
Peabody Energy Corp. Company Guar. Notes
6.50% due 09/15/2020#	100,000	100,625
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes
7.38% due 02/01/2020*	46,000	49,220

		279,165

Commercial Services-Finance - 0.1%
Harland Clarke Holdings Corp. Senior Notes
9.25% due 03/01/2021*	86,000	89,225

Computers - 0.1%
Hewlett-Packard Co. Senior Notes
6.00% due 09/15/2041	187,000	221,634

Computers-Memory Devices - 0.1%
EMC Corp. Senior Notes
2.65% due 06/01/2020	103,000	104,132

Consumer Products-Misc. - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes
5.75% due 10/15/2020	86,000	89,870

Containers-Metal/Glass - 0.1%
Crown Cork & Seal Co., Inc. Senior Notes
7.38% due 12/15/2026	189,000	210,735

Containers-Paper/Plastic - 0.1%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes
10.13% due 07/15/2020*	135,000	134,325

PaperWorks Industries, Inc. Senior Sec. Notes	36,000	37,080

9.50% due 08/15/2019*
		171,405

Cosmetics & Toiletries - 0.1%

First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	113,000	107,068

Dialysis Centers - 0.0%

DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	40,000	40,575

Diversified Banking Institutions - 1.2%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	120,000	121,170
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	96,000	97,449
Citigroup, Inc. Sub. Notes 4.00% due 08/05/2024	85,000	85,241
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	278,000	316,979
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	78,000	87,902
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	92,000	103,942
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	85,000	104,639
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	263,000	324,417
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	97,000	105,306
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	216,000	256,291
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	203,000	206,796
Morgan Stanley Senior Notes 4.75% due 03/22/2017	104,000	112,496
Morgan Stanley Senior Notes 5.50% due 07/28/2021	96,000	110,296
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	24,000	29,852

		2,062,776

Diversified Financial Services - 0.3%

General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	126,000	127,702
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	265,000	329,367
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	159,000	159,323

		616,392

Diversified Manufacturing Operations - 0.3%

General Electric Co. Senior Notes 2.70% due 10/09/2022	83,000	81,957
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	209,000	252,525
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	41,000	45,510
Textron, Inc. Senior Notes 4.63% due 09/21/2016	110,000	117,512

		497,504

E-Commerce/Services - 0.1%

Netflix, Inc. Senior Notes 5.38% due 02/01/2021	224,000	234,640

Electric-Generation - 0.1%

AES Corp. Senior Notes 4.88% due 05/15/2023	147,000	144,427
AES Corp. Senior Notes 5.50% due 03/15/2024	54,000	54,945
AES Corp. Senior Notes 8.00% due 10/15/2017	3,000	3,458

		202,830

Electric-Integrated - 0.4%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	35,000	38,335
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	75,000	86,181
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	134,000	162,743

FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	79,000	81,613
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	37,000	38,365
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	73,000	79,674
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	101,000	100,963
Southern Co. Senior Notes 1.30% due 08/15/2017	96,000	96,114

		683,988

Electronic Components-Semiconductors - 0.0%

Intel Corp. Senior Notes 1.35% due 12/15/2017	81,000	80,951

Enterprise Software/Service - 0.1%

BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	57,000	57,570
Oracle Corp. Senior Notes 4.30% due 07/08/2034	49,000	51,180

		108,750

Finance-Auto Loans - 0.1%

Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	28,000	28,210
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	58,000	58,156
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	25,000	28,094

		114,460

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	200,000	209,000

Finance-Consumer Loans - 0.1%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	87,000	88,957
Synchrony Financial Senior Notes 3.75% due 08/15/2021	34,000	34,700
Synchrony Financial Senior Notes 4.25% due 08/15/2024	45,000	46,062

		169,719

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	8,800
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	69,000	7

		8,814

Finance-Leasing Companies - 0.1%

Air Lease Corp. Senior Notes 4.75% due 03/01/2020	150,000	159,750
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	12,000	12,930

		172,680

Finance-Other Services - 0.1%

Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*	43,000	42,892
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	157,000	157,394

		200,286

Firearms & Ammunition - 0.0%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	39,000	40,950

Food-Meat Products - 0.1%

JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	58,000	61,915
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	49,000	50,172
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	28,000	29,469
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	30,000	31,950

		173,506

Food-Misc./Diversified - 0.1%

Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	66,000	86,619

Food-Wholesale/Distribution - 0.0%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	39,000	39,000

Independent Power Producers - 0.1%

Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	37,000	39,868
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	9,000	9,990
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	43,000	45,687
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	35,000	36,663
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	45,000	48,712

		180,920

Insurance Brokers - 0.0%

USI, Inc. Senior Notes 7.75% due 01/15/2021*	9,000	9,270

Insurance-Life/Health - 0.2%

American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021	50,000	53,812
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	50,000	57,405
Pricoa Global Funding I Sec. Notes 1.35% due 08/18/2017*	159,000	158,750
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	33,000	33,145
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	87,000	87,431

		390,543

Insurance-Multi-line - 0.2%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	156,000	190,181
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	101,000	103,188

		293,369

Insurance-Mutual - 0.1%

New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	180,000	181,866

Investment Management/Advisor Services - 0.0%

National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	35,000	38,150

Machinery-Farming - 0.2%

CNH Industrial Capital LLC Company Guar. Notes 3.25% due 02/01/2017	107,000	107,803
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	185,000	184,854

		292,657

Medical Products - 0.1%

Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	60,000	78,687
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	46,000	46,000

		124,687

Medical-Drugs - 0.1%

Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	97,000	98,698
Forest Laboratories, Inc. Senior Notes 4.88% due 02/15/2021*	134,000	147,351

		246,049

Medical-Generic Drugs - 0.1%

Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	141,000	154,549

Medical-HMO - 0.1%

Centene Corp. Senior Notes 4.75% due 05/15/2022	120,000	121,800

Medical-Hospitals - 0.2%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	32,000	33,540
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	89,000	96,787
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	125,000	133,125
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	55,000	58,300
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	60,000	60,750
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	16,000	15,680

		398,182

Metal Processors & Fabrication - 0.0%

Timken Co. Senior Notes 3.88% due 09/01/2024*	66,000	65,838

Multimedia - 0.1%

Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	59,000	88,714

Music - 0.0%

Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	23,000	23,230

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	74,000	74,512

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	133,000	138,298

Office Supplies & Forms - 0.0%

ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	49,000	51,940

Oil & Gas Drilling - 0.0%

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	24,000	24,480

Oil Companies-Exploration & Production - 1.1%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	30,000	31,500
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.13% due 11/01/2020*	19,000	18,430
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.38% due 11/01/2021#*	29,000	28,275
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	59,000	75,674
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	85,000	86,700
Berry Petroleum Co. LLC Senior Notes 6.38% due 09/15/2022	43,000	44,828
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	100,000	107,375
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	10,799
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024*	34,000	34,595
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	49,000	55,003
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	137,000	145,220
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	170,000	175,950
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	100,000	107,750
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	58,000	57,855
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	115,000	119,312
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	75,000	81,188
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	100,000	105,000
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	20,000	20,750
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	20,000	22,000
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	47,000	52,111
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	74,000	83,990
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	125,000	127,812
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	75,000	76,781
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*	60,000	62,100
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	115,000	119,600

Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	120,000	125,400
Talos Production LLC/Talos Production Finance, Inc. Company Guar. Notes 9.75% due 02/15/2018*	15,000	15,600
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	28,000	28,630

		2,020,228

Oil Companies-Integrated - 0.1%

Hess Corp. Senior Notes 5.60% due 02/15/2041	116,000	137,462
Hess Corp. Senior Notes 7.88% due 10/01/2029	32,000	44,795

		182,257

Oil Refining & Marketing - 0.0%

Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*	34,000	33,915
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	30,000	31,800

		65,715

Oil-Field Services - 0.1%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	30,000	31,275
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	90,000	90,900

		122,175

Paper & Related Products - 0.3%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	67,000	64,990
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	171,000	199,797
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	120,000	124,582
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	158,000	181,438

		570,807

Petrochemicals - 0.1%

PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020	114,000	125,685

Pipelines - 0.6%

Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	121,000	127,352
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	15,000	16,313
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	7,000	7,105
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	27,000	25,401
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	193,000	224,495
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	36,000	41,670
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	121,000	146,362
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	86,000	85,785
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	91,000	97,370
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	34,000	34,552
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	42,000	44,730
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	136,000	143,140

		994,275

Printing-Commercial - 0.0%

Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	70,000	69,125

Publishing-Newspapers - 0.1%

Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020	27,000	27,608

McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	65,000	73,125

		100,733

Publishing-Periodicals - 0.1%

Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	128,000	133,280

Real Estate Investment Trusts - 0.1%

HCP, Inc. Senior Notes 3.75% due 02/01/2016	60,000	62,438
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*	78,000	80,573
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	46,000	48,300

		191,311

Real Estate Management/Services - 0.1%

American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	53,000	54,094
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	40,000	42,800

		96,894

Real Estate Operations & Development - 0.0%

Regency Centers LP Company Guar. Notes 3.75% due 06/15/2024	44,000	44,688

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	60,000	2

Rental Auto/Equipment - 0.0%

H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	32,000	34,960

Retail-Appliances - 0.0%

Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*	59,000	56,935

Retail-Automobile - 0.2%

AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	245,000	268,887

Retail-Discount - 0.0%

Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	68,000	71,402

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	47,263	51,295
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	38,225	44,043
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	58,167	68,525

		163,863

Retail-Mail Order - 0.1%

QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025*	70,000	70,058
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034*	71,000	71,611

		141,669

Retail-Music Store - 0.0%

Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020#*	98,000	82,075

Retail-Regional Department Stores - 0.0%

Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021#	45,000	42,075

Retail-Restaurants - 0.1%

Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	43,000	46,225
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	133,000	136,325

		182,550

Savings & Loans/Thrifts - 0.3%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	102,000	109,890
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	275,000	316,773
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	111,000	128,161

		554,824

Schools - 0.1%

Northwestern University Notes 4.20% due 12/01/2047	94,000	98,692
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	57,000	55,869

University of Pennsylvania Senior Notes 4.67% due 09/01/2112	71,000	74,066

		228,627

Security Services - 0.1%

ADT Corp. Senior Notes 3.50% due 07/15/2022	210,000	187,425

Semiconductor Equipment - 0.1%

Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	90,000	92,700
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	31,000	30,070

		122,770

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	32,000	34,800

Special Purpose Entity - 0.1%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	215,000	219,158

Specified Purpose Acquisitions - 0.1%

Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	115,000	121,325

Steel Pipe & Tube - 0.0%

JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	30,000	30,375

Steel-Producers - 0.1%

AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	78,000	82,290

Storage/Warehousing - 0.0%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	65,000	70,200

Telecom Services - 0.0%

Qwest Corp. Senior Notes 7.50% due 10/01/2014	55,000	55,275

Telephone-Integrated - 0.6%

AT&T, Inc. Senior Notes 4.35% due 06/15/2045	119,000	115,878
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	61,000	63,796
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	64,000	67,520
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	188,000	203,980
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	10,000	11,635
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	10,000	11,375
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	43,000	49,987
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	47,000	55,695
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	110,000	122,650
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	120,000	131,853
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	133,000	139,413
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	129,000	162,831

		1,136,613

Television - 0.0%

Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	70,000	74,550

Transport-Equipment & Leasing - 0.1%

Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	42,000	44,002
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	43,000	43,968

		87,970

Transport-Rail - 0.1%

CSX Corp. Senior Notes 4.50% due 08/01/2054	51,000	51,440
Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	60,000	63,300
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	53,000	53,377

		168,117

Transport-Services - 0.0%

Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	36,000	38,610

Web Hosting/Design - 0.0%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	58,000	59,160

Wire & Cable Products - 0.0%

General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022(6)	74,000	73,630

Wireless Equipment - 0.1%

Motorola Solutions, Inc. Senior Notes 5.50% due 09/01/2044	162,000	167,874

Total U.S. Corporate Bonds & Notes (cost $22,692,615)		23,241,172

FOREIGN CORPORATE BONDS & NOTES - 3.1%
Airlines - 0.1%

Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	100,000	107,750

Banks-Commercial - 0.8%

Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	96,000	96,336
Credit Suisse Senior Notes 1.38% due 05/26/2017	272,000	271,826
Credit Suisse Sub. Notes 5.40% due 01/14/2020	87,000	97,985
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	214,000	213,696
ING Bank NV Senior Notes 4.00% due 03/15/2016*	203,000	212,719
Intesa Sanpaolo SpA Company Guar. Notes 5.02% due 06/26/2024*	239,000	241,236
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	250,000	249,677
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	48,000	48,501

		1,431,976

Banks-Special Purpose - 0.1%

Export-Import Bank of China Senior Notes 2.50% due 07/31/2019*	248,000	248,358

Beverages-Non-alcoholic - 0.1%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	164,000	166,129

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	150,000	157,500

Diversified Banking Institutions - 0.4%

Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	188,000	187,653
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	59,000	60,039
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	72,000	78,270
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	69,000	75,326
UBS AG Senior Notes 1.38% due 08/14/2017	259,000	258,376

		659,664

Diversified Financial Services - 0.1%

Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	190,000	196,553

Diversified Manufacturing Operations - 0.1%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023#*	80,000	82,000

Diversified Minerals - 0.1%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022#*	170,000	185,194
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	42,000	45,757

		230,951

Electric-Integrated - 0.0%

Electricite de France SA Senior Notes 6.00% due 01/22/2114*	42,000	48,870

Finance-Leasing Companies - 0.1%

Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	14,000	14,420
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	34,000	36,805
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	18,000	19,485

		70,710

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	52,000	55,616

Kinross Gold Corp.
Company Guar. Notes
5.95% due 03/15/2024*	29,000	30,164

		85,780

Hazardous Waste Disposal - 0.0%

Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	50,000	51,875

Medical-Drugs - 0.0%

Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	30,000	30,488

Medical-Generic Drugs - 0.0%

Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	54,000	55,556

Metal-Iron - 0.1%

Vale SA Senior Notes 5.63% due 09/11/2042	76,000	78,597

Oil & Gas Drilling - 0.1%

Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	50,000	48,750
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	58,000	65,645
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	69,000	82,151

		196,546

Oil Companies-Exploration & Production - 0.2%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	115,000	159,602
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	49,000	51,940
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	79,125
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	55,000	59,813
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	63,000	69,630

		420,110

Oil Companies-Integrated - 0.3%

BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	210,000	213,781
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	114,000	117,200
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	60,000	70,453
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	84,000	91,119
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	63,000	76,230

		568,783

Real Estate Operations & Development - 0.0%

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	60,000	60,900

Security Services - 0.0%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	56,000	57,330

Steel-Producers - 0.1%

ArcelorMittal Senior Notes 7.25% due 03/01/2041#(6)	75,000	79,406

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	157,000	159,420

Telecom Services - 0.0%

UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	25,000	26,438

Telephone-Integrated - 0.1%

Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	74,000	84,360
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	138,000	160,770

		245,130

Total Foreign Corporate Bonds & Notes (cost $5,358,407)		5,516,820

U.S. GOVERNMENT AGENCIES - 8.0%
Federal Home Loan Mtg. Corp. - 2.5%

2.50% due 01/01/2028	90,323	91,701
3.00% due 08/01/2027	343,034	355,468
3.00% due 10/01/2042	208,341	208,586
3.00% due 11/01/2042	874,311	871,021
3.00% due 04/01/2043	518,646	517,961
3.50% due 02/01/2042	222,877	229,266
3.50% due 03/01/2042	107,149	110,218
3.50% due 08/01/2042	589,933	607,502
3.50% due 09/01/2043	186,887	192,609
4.00% due 09/01/2040	89,049	94,293
4.50% due 01/01/2039	10,091	10,900

4.50% due 12/01/2039	678,958	737,779
5.00% due 10/01/2033	3,240	3,576
6.00% due 08/01/2036	93,683	105,620
6.00% due 03/01/2040	54,828	61,698
6.50% due 05/01/2036	255	288
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 1.81% due 04/25/2024(5)	56,000	54,891
Series 2014-DN1, Class M2
2.36% due 02/25/2024(5)	101,000	102,541
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(5)	16,179	15,734

		4,371,652

Federal National Mtg. Assoc. - 5.5%

2.50% due 04/01/2028	505,820	514,442
3.00% due 10/01/2027	164,520	170,969
3.00% due 12/01/2027	157,742	163,723
3.00% due 01/01/2028	271,200	281,748
3.00% due 12/01/2042	65,549	65,470
3.00% due 05/01/2043	374,736	373,899
3.00% due September TBA	599,000	596,379
3.50% due 08/01/2026	201,047	212,684
3.50% due 08/01/2027	33,277	35,211
3.50% due 10/01/2028	275,672	292,071
3.50% due 09/01/2041	218,000	224,465
3.50% due 08/01/2042	141,418	146,040
3.50% due 08/01/2043	1,058,949	1,091,586
4.00% due 09/01/2040	99,007	105,053
4.00% due 12/01/2040	1,090,298	1,156,878
4.00% due 10/01/2041	166,713	176,893
4.00% due 11/01/2041	220,049	233,546
4.00% due 01/01/2042	125,764	133,535
4.00% due 10/01/2043	15,500	16,446
4.00% due 12/01/2043	119,264	127,270
4.00% due September TBA	181,000	191,832
4.50% due 10/01/2024	133,097	142,105
4.50% due 03/01/2025	186,739	199,493
4.50% due 01/01/2039	23,726	25,632
4.50% due 09/01/2039	115,337	124,602
4.50% due 09/01/2040	264,408	285,693
4.50% due 11/01/2040	31,435	33,998
4.50% due 05/01/2041	106,483	115,036
4.50% due 09/01/2041	511,000	551,880
5.00% due 03/15/2016	74,000	79,162
5.00% due 11/01/2033	4,572	5,053
5.00% due 05/01/2040	71,570	79,431
5.00% due 06/01/2040	223,078	246,283
5.00% due 07/01/2040	532,410	587,928
5.50% due 12/01/2029	31,067	34,639
5.50% due 05/01/2034	180,659	202,834
5.50% due 08/01/2037	156,518	174,389
6.00% due 05/01/2017	12,457	12,927
6.00% due 12/01/2033	47,378	53,774
6.00% due 11/01/2038	122,563	138,198
6.00% due 06/01/2040	7,737	8,715
6.50% due 02/01/2017	8,990	9,326
7.50% due 06/01/2015	1,121	1,130
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2014-C02 2M1 1.11% due 05/25/2024(5)	86,724	85,835
Series 2014-C01, Class M1
1.76% due 01/25/2024(5)	60,363	60,731
Series 2013-C01, Class M1
2.16% due 10/25/2023(5)	140,981	142,925
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	104,212	104,060

		9,815,919

Government National Mtg. Assoc. - 0.0%

4.00% due 03/20/2044	33,579	35,833
6.00% due 02/15/2029	3,144	3,542
6.00% due 06/15/2029	9,700	11,226

		50,601

Tennessee Valley Authority - 0.0%

1.75% due 10/15/2018	55,000	55,331

Total U.S. Government Agencies (cost $14,212,395)		14,293,503

U.S. GOVERNMENT TREASURIES - 0.7%
United States Treasury Bonds - 0.2%

3.38% due 05/15/2044	42,000	44,415
3.63% due 02/15/2044	156,000	172,672
4.50% due 02/15/2036	27,000	34,041

		251,128

United States Treasury Notes - 0.5%

0.08% due 01/31/2016 FRS	163,000	163,016
0.13% due 04/15/2018 TIPS(7)	325,799	332,544
0.25% due 01/31/2015	235,000	235,184
0.75% due 01/15/2017	70,000	70,093
1.25% due 10/31/2015	16,000	16,198
1.50% due 07/31/2016	28,000	28,538
2.00% due 02/15/2022	98,000	97,380
2.75% due 12/31/2017	14,000	14,734

		957,687

Total U.S. Government Treasuries (cost $1,213,328)		1,208,815

MUNICIPAL BONDS & NOTES - 0.2%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	91,000	98,306
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	83,000	96,295
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	100,000	105,098

Total Municipal Bonds & Notes (cost $273,110)		299,699

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	99,000	99,803

Regional Authority - 0.1%

Province of British Columbia Senior Notes 2.85% due 06/15/2015	98,000	100,020

Sovereign - 0.3%

Federal Republic of Brazil Senior Notes 5.00% due 01/27/2045	200,000	205,000
Government of Canada Senior Notes 0.88% due 02/14/2017	100,000	100,020
Republic of Portugal Notes 5.13% due 10/15/2024*	100,000	103,460
United Mexican States Senior Notes 3.50% due 01/21/2021	164,000	170,560
United Mexican States Senior Notes 4.75% due 03/08/2044	80,000	83,920

		662,960

Total Foreign Government Obligations (cost $826,949)		862,783

Total Long-Term Investment Securities (cost $156,287,666)		171,904,910

SHORT-TERM INVESTMENT SECURITIES - 5.6%
Registered Investment Companies - 1.5%

State Street Navigator Securities Lending Prime Portfolio(8)	2,709,089	2,709,089

Time Deposits - 4.0%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	7,074,000	7,074,000

U.S. Government Treasuries - 0.1%

United States Treasury Bills Disc. Notes
0.01% due 12/18/2014(9)	115,000	114,998
0.02% due 12/18/2014(9)	145,000	144,996

		259,994

Total Short-Term Investment Securities (cost $10,043,078)		10,043,083

TOTAL INVESTMENTS (cost $166,330,744) (10)	101.8%	181,947,993
Liabilities in excess of other assets	(1.8)	(3,198,182)

NET ASSETS	100.0%	$178,749,811

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2014, the aggregate value of these securities was $9,396,043 representing 5.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At August 31, 2014, the aggregate value of these securities was $7,869 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2014.
(7)	Principal amount of security is adjusted for inflation.
(8)	At August 31, 2014, the Fund had loaned securities with a total value of $2,633,294. This was secured by collateral of $2,709,089, which was received in cash and subsequently invested in short-term investments currently valued at $2,709,089 as reported in the portfolio of investments.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	See Note 5 for cost of investments on a tax basis.

CVA -	Certification Van Aandelen (Dutch Cert.)
REMIC -	Real Estate Mortgage Investment Conduit
BR -	Bearer Shares
TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS -	Treasury Inflation Protected Securities
FRS -	Floating Rate Security
VRS -	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2014	Unrealized Appreciation (Depreciation)

54	Long	Mini MSCI Emerging Markets Index	September 2014	$2,926,962	$2,931,660	$4,698
30	Short	S&P 500 E-Mini Index	December 2014	2,911,047	2,990,100	(79,053)

						$(74,355)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Television	$12,552	$—	$7,848	$20,400
Other Industries*	110,957,778	—	—	110,957,778
Exchange Traded Funds	10,937,662	—	—	10,937,662
Preferred Securities	723,739	—	—	723,739
Preferred Securities/Capital Securities	—	1,313,587	—	1,313,587
Rights	706	—	—	706
Asset Backed Securities	—	2,528,246	—	2,528,246
U.S. Corporate Bonds & Notes:
Recycling	—	—	2	2
Other Industries*	—	23,241,170	—	23,241,170
Foreign Corporate Bonds & Notes	—	5,516,820	—	5,516,820
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	9,815,919	—	9,815,919
Other Government Agencies*	—	4,477,584	—	4,477,584
U.S. Government Treasuries	—	1,208,815	—	1,208,815
Municipal Bonds & Notes	—	299,699	—	299,699
Foreign Government Obligations	—	862,783	—	862,783
Short-Term Investment Securities:
Registered Investment Companies	2,709,089	—	—	2,709,089
Time Deposits	—	7,074,000	—	7,074,000
U.S. Government Treasuries	—	259,994	—	259,994
Other Financial Instruments:@
Open Futures Contracts-Appreciation	4,698	—	—	4,698

Total Assets	$125,346,224	$56,598,617	$7,850	$181,952,691

Liabilities:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$79,053	$—	$—	$79,053

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.3%
Aerospace/Defense - 1.5%

Boeing Co.	74,700	$9,471,960

Aerospace/Defense-Equipment - 0.3%

United Technologies Corp.	19,400	2,094,812

Agricultural Chemicals - 0.0%

Monsanto Co.	800	92,520

Airlines - 2.3%

American Airlines Group, Inc.	182,500	7,101,075
Delta Air Lines, Inc.	91,400	3,617,612
United Continental Holdings, Inc.†	89,000	4,237,290

		14,955,977

Apparel Manufacturers - 0.8%

Hanesbrands, Inc.	24,300	2,495,124
Michael Kors Holdings, Ltd.†	30,200	2,419,624
Ralph Lauren Corp.	700	118,440
VF Corp.	3,800	243,656

		5,276,844

Applications Software - 1.7%

Intuit, Inc.	1,500	124,770
Microsoft Corp.	1,500	68,145
Red Hat, Inc.†	55,500	3,381,060
salesforce.com, Inc.†#	121,300	7,167,617

		10,741,592

Athletic Footwear - 0.3%

NIKE, Inc., Class B	23,800	1,869,490

Auto-Cars/Light Trucks - 0.5%

Tesla Motors, Inc.†#	11,200	3,020,640

Auto/Truck Parts & Equipment-Original - 0.4%

Delphi Automotive PLC	29,600	2,059,568
TRW Automotive Holdings Corp.†	5,000	481,450

		2,541,018

Banks-Fiduciary - 0.8%

Northern Trust Corp.	17,000	1,178,950
State Street Corp.	56,300	4,055,289

		5,234,239

Beverages-Non-alcoholic - 0.1%

Monster Beverage Corp.†	3,300	291,753
PepsiCo, Inc.	800	73,992

		365,745

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc., Class A†	10,300	897,027

Broadcast Services/Program - 0.6%

Discovery Communications, Inc., Class C†#	91,900	3,948,943

Casino Hotels - 3.3%

Las Vegas Sands Corp.	100,200	6,664,302
MGM Resorts International†	123,200	3,014,704
Wynn Macau, Ltd.	495,600	1,892,860
Wynn Resorts, Ltd.#	49,900	9,624,712

		21,196,578

Chemicals-Specialty - 1.3%

Ecolab, Inc.	73,600	8,450,752

Coatings/Paint - 1.7%

Sherwin-Williams Co.#	48,600	10,600,146

Coffee - 0.0%

Keurig Green Mountain, Inc.#	2,100	279,972

Commercial Services-Finance - 2.4%

FleetCor Technologies, Inc.†	3,000	431,070
MasterCard, Inc., Class A	195,400	14,813,274

		15,244,344

Computer Aided Design - 0.0%

Autodesk, Inc.†	4,200	225,288

Computer Services - 0.8%

Cognizant Technology Solutions Corp., Class A†	61,600	2,816,968
IHS, Inc., Class A†	17,400	2,478,978

		5,295,946

Computer Software - 0.5%

Akamai Technologies, Inc.†	48,500	2,930,370

Computers - 1.2%

Apple, Inc.	75,200	7,708,000

Cosmetics & Toiletries - 0.4%

Estee Lauder Cos., Inc., Class A	36,100	2,773,563

Cruise Lines - 0.0%

Carnival Corp.	1,800	68,184

Data Processing/Management - 0.6%

Fiserv, Inc.†	57,300	3,694,131

Distribution/Wholesale - 0.0%

Fossil Group, Inc.†	1,900	192,451
WW Grainger, Inc.#	100	24,620

		217,071

Diversified Banking Institutions - 0.9%

Citigroup, Inc.	1,400	72,310
Morgan Stanley	162,500	5,575,375

		5,647,685

Diversified Manufacturing Operations - 2.5%

3M Co.	6,000	864,000
Danaher Corp.	198,680	15,220,875

		16,084,875

E-Commerce/Products - 4.9%

Amazon.com, Inc.†	84,800	28,750,592
Vipshop Holdings, Ltd. ADR†	14,800	2,910,124

		31,660,716

E-Commerce/Services - 5.2%

Ctrip.com International, Ltd. ADR†	54,900	3,522,933
Netflix, Inc.†#	16,200	7,737,768
Priceline Group, Inc.†	17,200	21,402,132
TripAdvisor, Inc.†#	8,800	871,992

		33,534,825

Electronic Measurement Instruments - 0.0%

Trimble Navigation, Ltd.†#	3,700	123,062

Entertainment Software - 0.2%

Electronic Arts, Inc.†	25,000	946,000

Filtration/Separation Products - 0.1%

Pall Corp.#	4,900	413,413

Finance-Credit Card - 2.9%

American Express Co.	57,200	5,122,260
Visa, Inc., Class A	62,700	13,325,004

		18,447,264

Finance-Investment Banker/Broker - 0.8%

TD Ameritrade Holding Corp.	148,700	4,923,457

Finance-Other Services - 0.3%

Intercontinental Exchange, Inc.	11,000	2,079,000

Hotels/Motels - 1.0%

Hilton Worldwide Holdings, Inc.†	96,859	2,452,470
Marriott International, Inc., Class A#	14,390	998,666
Starwood Hotels & Resorts Worldwide, Inc.	36,100	3,051,894

		6,503,030

Industrial Gases - 0.6%

Praxair, Inc.	28,600	3,762,330

Instruments-Controls - 0.3%

Honeywell International, Inc.	20,200	1,923,646

Instruments-Scientific - 1.3%

Thermo Fisher Scientific, Inc.	70,600	8,486,826

Insurance Brokers - 0.3%

Marsh & McLennan Cos., Inc.	31,000	1,646,100

Internet Application Software - 1.0%

Tencent Holdings, Ltd.	391,000	6,382,088

Internet Content-Entertainment - 2.5%

Facebook, Inc., Class A†	200,841	15,026,924
Twitter, Inc.†	19,000	945,250

		15,972,174

Internet Content-Information/News - 0.7%

LinkedIn Corp., Class A†	20,900	4,718,175

Investment Management/Advisor Services - 1.6%

Ameriprise Financial, Inc.	32,540	4,092,230
Invesco, Ltd.	144,400	5,897,296

		9,989,526

Machinery-General Industrial - 1.1%

Roper Industries, Inc.	25,600	3,854,336
Wabtec Corp.	37,600	3,134,336

		6,988,672

Machinery-Pumps - 0.2%

Flowserve Corp.	16,400	1,244,596

Medical Instruments - 0.6%

Intuitive Surgical, Inc.†	8,000	3,760,080

Medical Products - 1.0%

Becton Dickinson and Co.	18,400	2,155,928
Covidien PLC	24,800	2,153,384
Henry Schein, Inc.†	1,100	131,659
Stryker Corp.	20,600	1,716,186

		6,157,157

Medical-Biomedical/Gene - 11.1%

Alexion Pharmaceuticals, Inc.†	66,500	11,257,785
Biogen Idec, Inc.†	50,000	17,152,000
Celgene Corp.†	127,800	12,143,556
Gilead Sciences, Inc.†	241,800	26,012,844
Regeneron Pharmaceuticals, Inc.†	8,800	3,084,576
Vertex Pharmaceuticals, Inc.†	19,500	1,824,615

		71,475,376

Medical-Drugs - 2.0%

AbbVie, Inc.	1,000	55,280
Allergan, Inc.	55,800	9,133,344
Valeant Pharmaceuticals International, Inc.†	31,400	3,683,220

		12,871,844

Medical-Generic Drugs - 0.3%

Actavis PLC†	9,500	2,156,310

Medical-HMO - 0.1%

UnitedHealth Group, Inc.	9,000	780,120

Medical-Wholesale Drug Distribution - 3.5%

AmerisourceBergen Corp.	27,900	2,159,181
Cardinal Health, Inc.	41,400	3,051,180
McKesson Corp.	87,400	17,045,622

		22,255,983

Metal Processors & Fabrication - 1.9%

Precision Castparts Corp.	50,200	12,251,812

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	12,000	762,720

Multimedia - 0.6%

Twenty-First Century Fox, Inc., Class A	12,100	428,582
Walt Disney Co.	39,500	3,550,260

		3,978,842

Oil Companies-Exploration & Production - 4.1%

Concho Resources, Inc.†	38,700	5,496,948
Continental Resources, Inc.†#	10,200	1,645,158
EOG Resources, Inc.	2,300	252,724
EQT Corp.	49,200	4,873,752
Pioneer Natural Resources Co.#	48,000	10,015,200
Range Resources Corp.	52,728	4,143,894

		26,427,676

Oil-Field Services - 0.4%

Schlumberger, Ltd.	20,700	2,269,548

Publishing-Periodicals - 0.1%

Nielsen NV	8,400	394,716

Real Estate Investment Trusts - 2.1%

American Tower Corp.	134,600	13,271,560

Recreational Vehicles - 0.0%

Polaris Industries, Inc.#	400	58,152

Retail-Apparel/Shoe - 0.8%

L Brands, Inc.	36,900	2,356,065
PVH Corp.	1,300	151,762
Ross Stores, Inc.	37,700	2,843,334

		5,351,161

Retail-Auto Parts - 1.1%

AutoZone, Inc.†	2,100	1,131,564
O’Reilly Automotive, Inc.†	38,800	6,052,024

		7,183,588

Retail-Automobile - 0.2%

CarMax, Inc.†#	29,200	1,530,080

Retail-Building Products - 2.2%

Home Depot, Inc.	75,300	7,040,550
Lowe’s Cos., Inc.	137,300	7,209,623

		14,250,173

Retail-Discount - 0.5%

Costco Wholesale Corp.	26,100	3,160,188
Dollar Tree, Inc.†	4,700	252,037

		3,412,225

Retail-Drug Store - 0.9%

CVS Caremark Corp.	52,700	4,187,015
Walgreen Co.	22,300	1,349,596

		5,536,611

Retail-Gardening Products - 0.6%

Tractor Supply Co.#	52,500	3,514,875

Retail-Jewelry - 0.1%

Tiffany & Co.	6,200	625,828

Retail-Restaurants - 3.0%

Chipotle Mexican Grill, Inc.†	14,000	9,501,100
Starbucks Corp.	125,100	9,734,031

		19,235,131

Semiconductor Components-Integrated Circuits - 0.2%

QUALCOMM, Inc.	14,320	1,089,752

Software Tools - 0.2%

VMware, Inc., Class A†#	13,100	1,291,398

Telephone-Integrated - 0.4%

SoftBank Corp.	31,700	2,286,897

Therapeutics - 0.5%

Pharmacyclics, Inc.†#	26,400	3,283,896

Transport-Rail - 2.0%

Canadian Pacific Railway, Ltd.	13,600	2,728,160
Kansas City Southern#	38,500	4,441,360
Union Pacific Corp.	55,300	5,821,431

		12,990,951

Transport-Services - 0.5%

FedEx Corp.	22,500	3,327,300

Transport-Truck - 0.2%

J.B. Hunt Transport Services, Inc.#	13,400	1,012,370

Web Portals/ISP - 8.0%

Baidu, Inc. ADR†	67,600	14,501,552
Google, Inc., Class A†	30,300	17,645,508
Google, Inc., Class C†	31,200	17,833,920
NAVER Corp.	2,161	1,636,814

		51,617,794

Total Long-Term Investment Securities
(cost $389,670,468)		637,084,538

SHORT-TERM INVESTMENT SECURITIES - 6.4%
Registered Investment Companies - 6.4%

State Street Navigator Securities Lending Prime Portfolio(1)	36,824,765	36,824,765
T. Rowe Price Reserve Investment Fund	3,988,268	3,988,268

Total Short-Term Investment Securities
(cost $40,813,033)		40,813,033

TOTAL INVESTMENTS
(cost $430,483,501)(2)	105.7%	677,897,571
Liabilities in excess of other assets	(5.7)	(36,277,028)

NET ASSETS	100.0%	$641,620,543

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $38,860,787. This was secured by collateral of $36,824,765, which was received in cash and subsequently invested in short-term investments currently valued at $36,824,765 as reported in the portfolio of investments. Additional collateral of $2,760,669 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 11/15/2040	$221,300
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	2,251,646
Government National Mtg. Assoc.	2.75% to 4.00%	11/20/2038 to 11/16/2039	287,723

(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
E-Commerce/Services	$33,534,825	$—	$—	$33,534,825
Medical-Biomedical/Gene	71,475,376	—	—	71,475,376
Web Portals/ISP	51,617,794	—	—	51,617,794
Other Industries*	480,456,543	—	—	480,456,543
Short-Term Investment Securities:
Registered Investment Companies	40,813,033	—	—	40,813,033

Total	$677,897,571	$—	$—	$677,897,571

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.1%
Aerospace/Defense - 3.0%

General Dynamics Corp.	4,800	$591,600
Raytheon Co.	5,460	526,016
Spirit AeroSystems Holdings, Inc., Class A†	15,100	579,085

		1,696,701

Apparel Manufacturers - 1.5%

Hanesbrands, Inc.	8,400	862,512

Applications Software - 1.6%

Microsoft Corp.	19,835	901,104

Auto/Truck Parts & Equipment-Original - 2.9%

Delphi Automotive PLC	12,100	841,918
Johnson Controls, Inc.	16,600	810,246

		1,652,164

Banks-Commercial - 1.4%

CIT Group, Inc.	17,000	815,320

Banks-Fiduciary - 1.6%

State Street Corp.	12,410	893,892

Banks-Super Regional - 7.0%

Capital One Financial Corp.	17,625	1,446,307
Fifth Third Bancorp	28,700	585,624
PNC Financial Services Group, Inc.	8,725	739,444
Wells Fargo & Co.	24,145	1,242,019

		4,013,394

Building & Construction Products-Misc. - 1.5%

Owens Corning	24,600	885,600

Building Products-Cement - 1.4%

CRH PLC ADR	35,500	825,020

Building-Residential/Commercial - 1.4%

NVR, Inc.†	699	820,060

Cable/Satellite TV - 1.5%

DIRECTV†	10,000	864,500

Cellular Telecom - 0.8%

Vodafone Group PLC ADR	13,054	448,274

Chemicals-Diversified - 2.0%

E.I. du Pont de Nemours & Co.	12,500	826,375
Rockwood Holdings, Inc.	4,100	332,018

		1,158,393

Cruise Lines - 2.3%

Carnival Corp.	18,100	685,628
Royal Caribbean Cruises, Ltd.	10,200	650,352

		1,335,980

Diversified Banking Institutions - 6.5%

Bank of America Corp.	73,026	1,174,988
Citigroup, Inc.	28,110	1,451,882
JPMorgan Chase & Co.	18,105	1,076,342

		3,703,212

Diversified Manufacturing Operations - 2.5%

Eaton Corp. PLC	10,800	753,948
SPX Corp.	6,300	655,515

		1,409,463

Electric Products-Misc. - 0.9%

Emerson Electric Co.	7,740	495,515

Electric-Integrated - 1.0%

Public Service Enterprise Group, Inc.	16,000	598,240

Electronic Components-Semiconductors - 5.8%

Fairchild Semiconductor International, Inc.†	46,600	817,830
Intel Corp.	24,600	859,032
Microchip Technology, Inc.#	17,600	859,408
Texas Instruments, Inc.	16,420	791,116

		3,327,386

Engineering/R&D Services - 1.1%

KBR, Inc.	29,200	642,984

Enterprise Software/Service - 2.7%

CA, Inc.	23,700	669,288
Oracle Corp.	20,500	851,365

		1,520,653

Finance-Consumer Loans - 2.7%

Navient Corp.	50,105	898,884
SLM Corp.	69,705	617,586

		1,516,470

Finance-Credit Card - 2.4%

American Express Co.	7,755	694,460
Discover Financial Services	11,100	692,307

		1,386,767

Finance-Investment Banker/Broker - 0.7%

E*TRADE Financial Corp.†	17,200	382,872

Instruments-Controls - 1.0%

Honeywell International, Inc.	5,800	552,334

Investment Management/Advisor Services - 1.2%

Ameriprise Financial, Inc.	5,300	666,528

Machinery-Construction & Mining - 1.5%

Joy Global, Inc.	13,700	865,155

Medical Instruments - 1.5%

Medtronic, Inc.	13,630	870,276

Medical-Drugs - 5.8%

Johnson & Johnson	8,285	859,403
Merck & Co., Inc.	14,000	841,540
Pfizer, Inc.	26,541	780,040
Sanofi ADR	15,600	853,320

		3,334,303

Medical-Generic Drugs - 1.4%

Teva Pharmaceutical Industries, Ltd. ADR	15,600	819,312

Medical-HMO - 3.2%

Cigna Corp.	6,000	567,600
UnitedHealth Group, Inc.	6,920	599,825
WellPoint, Inc.	5,715	665,855

		1,833,280

Medical-Wholesale Drug Distribution - 1.5%

Cardinal Health, Inc.	11,500	847,550

Oil & Gas Drilling - 1.4%

Seadrill, Ltd.#	21,400	797,150

Oil Companies-Exploration & Production - 2.8%

ConocoPhillips	9,065	736,259
Occidental Petroleum Corp.	8,365	867,702

		1,603,961

Oil Companies-Integrated - 2.3%

BP PLC ADR	14,635	700,138
Marathon Oil Corp.	14,165	590,539

		1,290,677

Oil Field Machinery & Equipment - 1.6%

National Oilwell Varco, Inc.	10,800	933,444

Oil-Field Services - 0.5%

NOW, Inc.†	8,300	274,149

Pharmacy Services - 1.5%

Omnicare, Inc.	13,700	873,649

Resort/Theme Parks - 1.4%

SeaWorld Entertainment, Inc.	38,700	804,573

Retail-Apparel/Shoe - 0.7%

Coach, Inc.	11,500	423,545

Retail-Discount - 3.0%

Target Corp.	14,400	865,008
Wal-Mart Stores, Inc.	11,400	860,700

		1,725,708

Savings & Loans/Thrifts - 3.6%

First Niagara Financial Group, Inc.	55,200	480,240
New York Community Bancorp, Inc.#	52,100	830,995
People’s United Financial, Inc.	48,200	720,590

		2,031,825

Telephone-Integrated - 1.8%

Verizon Communications, Inc.	20,338	1,013,239

Tobacco - 2.6%

Altria Group, Inc.	18,370	791,380
Philip Morris International, Inc.	8,200	701,756

		1,493,136

Tools-Hand Held - 1.6%

Stanley Black & Decker, Inc.	9,960	911,340

Total Long-Term Investment Securities
(cost $43,427,321)		56,121,610

SHORT-TERM INVESTMENT SECURITIES - 6.0%
Registered Investment Companies - 4.2%

State Street Navigator Securities Lending Prime Portfolio(1)	2,376,004	2,376,004

Time Deposits - 1.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	$1,019,000	1,019,000

Total Short-Term Investment Securities
(cost $3,395,004)		3,395,004

TOTAL INVESTMENTS
(cost $46,822,325) (2)	104.1%	59,516,614
Liabilities in excess of other assets	(4.1)	(2,322,608)

NET ASSETS	100.0%	$57,194,006

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $2,352,106. This was secured by collateral of $2,376,004, which was received in cash and subsequently invested in short-term investments currently valued at $2,376,004 as reported in the portfolio of investments. Additional collateral of $2,859 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date	Value as of August 31, 2014
United States Treasury Notes/Bonds	0.25%	11/30/2014	$2,859

(2)	See Note 5 for cost of Investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Super Regional	$4,013,394	$—	$—	$4,013,394
Diversified Banking Institutions	3,703,212	—	—	3,703,212
Electronic Components-Semiconductors	3,327,386	—	—	3,327,386
Medical - Drugs	3,334,303	—	—	3,334,303
Other Industries*	41,743,315	—	—	41,743,315
Short-Term Investment Securities:
Registered Investment Companies	2,376,004	—	—	2,376,004
Time Deposits	—	1,019,000	—	1,019,000

Total	$58,497,614	$1,019,000	$—	$59,516,614

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 5.7%
Diversified Financial Services - 5.7%

AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	$222,000	$220,674
Applebee’s/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	185,000	185,111
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	252,000	253,493
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	446,000	448,829
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	240,000	244,544
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	343,000	342,266
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	420,000	430,912
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)	216,000	223,024
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	297,319	303,800
CLI Funding V LLC Series 2014-1A, Class A 3.29% due 06/18/2029*	372,243	372,557
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(1)	219,000	224,263
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	224,737
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	281,179	298,462
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	405,000	407,277
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	182,000	182,381
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	140,000	141,274
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	361,000	360,167
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	192,000	191,901
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	206,000	212,921
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	988,182	1,070,616
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	245,871	248,937
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	375,000	375,069
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)	514,661	508,636
Sierra Timeshare 2014-2 Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	206,515	206,060
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	214,600	218,610
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(1)	640,774	648,790
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	1,000,000	1,053,355
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(1)	1,000,000	1,076,184
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	385,768	389,071
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(1)	251,000	258,294

Total Asset Backed Securities (cost $11,434,475)		11,322,215

U.S. CORPORATE BONDS & NOTES - 20.0%
Advertising Agencies - 0.4%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	620,000	624,245

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	126,000	130,486

		754,731

Aerospace/Defense - 0.1%

Boeing Co. Senior Notes 0.95% due 05/15/2018	302,000	295,157

Agricultural Chemicals - 0.1%

Monsanto Co. Senior Notes 4.20% due 07/15/2034	92,000	95,491
Monsanto Co. Senior Notes 4.70% due 07/15/2064	161,000	167,083

		262,574

Auto-Cars/Light Trucks - 0.6%

American Honda Finance Corp. Notes 1.20% due 07/14/2017	305,000	304,881
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	393,000	392,733
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	461,000	475,538

		1,173,152

Banks-Commercial - 1.1%

MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	560,000	580,720
PNC Bank NA Senior Notes 1.13% due 01/27/2017	400,000	400,696
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	843,000	893,695
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	379,000	396,750

		2,271,861

Banks-Fiduciary - 0.3%

RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	548,301

Banks-Super Regional - 0.2%

Comerica, Inc. Senior Notes 2.13% due 05/23/2019	144,000	143,881
Wells Fargo & Co Sub. Notes 4.10% due 06/03/2026	166,000	169,807

		313,688

Brewery - 0.3%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	507,000	508,998

Cable/Satellite TV - 0.5%

Comcast Corp. Company Guar. Notes 3.38% due 02/15/2025	161,000	162,770
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	349,000	374,450
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	159,000	160,952
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	75,000	96,091
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	195,000	270,775

		1,065,038

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	238,029

Computers - 0.3%

Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	536,000	635,271

Computers-Memory Devices - 0.2%

EMC Corp. Senior Notes 2.65% due 06/01/2020	325,000	328,573

Diversified Banking Institutions - 3.4%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	378,000	381,684
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	303,000	307,572
Citigroup, Inc. Sub. Notes 4.00% due 08/05/2024	260,000	260,737
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,203,000	1,371,674
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	497,000	560,091

Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	261,000	321,304
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	885,000	1,091,671
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	296,000	321,346
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	508,000	602,760
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	892,000	908,679
Morgan Stanley Senior Notes 4.75% due 03/22/2017	423,000	457,555
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	44,000	54,730

		6,639,803

Diversified Financial Services - 0.8%

General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	399,000	404,390
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	725,000	901,098
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	359,000	359,730

		1,665,218

Diversified Manufacturing Operations - 0.7%

General Electric Co. Senior Notes 2.70% due 10/09/2022	262,000	258,708
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	639,000	772,072
Textron, Inc. Senior Notes 4.63% due 09/21/2016	305,000	325,829

		1,356,609

Electric-Integrated - 1.0%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	109,000	119,386
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	326,000	374,602
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	262,000	318,200
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	240,000	247,938
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	112,000	116,131
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	224,000	244,478
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	310,000	309,887
Southern Co. Senior Notes 1.30% due 08/15/2017	302,000	302,359

		2,032,981

Electronic Components-Semiconductors - 0.1%

Intel Corp. Senior Notes 1.35% due 12/15/2017	249,000	248,849

Enterprise Software/Service - 0.1%

Oracle Corp. Senior Notes 4.30% due 07/08/2034	156,000	162,940

Finance-Auto Loans - 0.1%

Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	163,000	163,439

Finance-Consumer Loans - 0.1%

Synchrony Financial Senior Notes 3.75% due 08/15/2021	108,000	110,223
Synchrony Financial Senior Notes 4.25% due 08/15/2024	142,000	145,350

		255,573

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	17,800
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	112,000	11

		17,820

Finance-Other Services - 0.2%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	478,000	479,199

Food-Meat Products - 0.2%

Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	156,000	159,731
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	88,000	92,617
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	96,000	102,240

		354,588

Food-Misc./Diversified - 0.1%

Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	192,000	251,982

Insurance-Life/Health - 0.5%

Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	212,398
Pricoa Global Funding I Sec. Notes 1.35% due 08/18/2017*	320,000	319,496
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	117,515
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	313,000	314,551

		963,960

Insurance-Multi-line - 0.5%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	477,000	581,514
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	332,000	339,193

		920,707

Insurance-Mutual - 0.2%

New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	453,000	457,697

Machinery-Farming - 0.3%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	584,000	583,540

Medical Products - 0.2%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	56,000	57,895
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	268,000	351,466

		409,361

Medical-Generic Drugs - 0.3%

Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	519,000	568,870

Metal Processors & Fabrication - 0.1%

Timken Co. Senior Notes 3.88% due 09/01/2024*	208,000	207,488

Multimedia - 0.1%

Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	159,000	239,077

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	228,000	229,578

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	407,000	423,212

Oil Companies-Exploration & Production - 0.6%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	555,000	711,851
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	126,000	139,702
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	210,000	238,350

		1,089,903

Oil Companies-Integrated - 0.2%

Hess Corp. Senior Notes 5.60% due 02/15/2041	138,000	163,533
Hess Corp. Senior Notes 7.88% due 10/01/2029	154,000	215,574

		379,107

Paper & Related Products - 0.8%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	488,000	570,182
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	382,052
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	571,000	655,701

		1,607,935

Pipelines - 0.8%

El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	131,000	123,242

El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	892,000	1,037,561
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	371,000	448,763

		1,609,566

Real Estate Investment Trusts - 0.2%

HCP, Inc. Senior Notes 3.75% due 02/01/2016	160,000	166,501
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*	239,000	246,885

		413,386

Real Estate Management/Services - 0.1%

American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	168,000	171,467

Real Estate Operations & Development - 0.1%

Regency Centers LP Company Guar. Notes 3.75% due 06/15/2024	134,000	136,095

Retail-Discount - 0.1%

Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	215,000	225,756

Retail-Drug Store - 0.3%

CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	134,897	146,404
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	154,721	178,271
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	151,047	177,943

		502,618

Retail-Mail Order - 0.2%

QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025*	222,000	222,185
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034*	224,000	225,926

		448,111

Savings & Loans/Thrifts - 0.9%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	363,000	391,079
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	755,000	869,685
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	461,841

		1,722,605

Schools - 0.3%

Northwestern University Notes 4.20% due 12/01/2047	225,000	236,230
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	113,000	110,758
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	180,000	187,772

		534,760

Security Services - 0.1%

ADT Corp. Senior Notes 3.50% due 07/15/2022	311,000	277,568

Special Purpose Entities - 0.3%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	435,000	443,413
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	162,000	158,088

		601,501

Telecom Services - 0.1%

Qwest Corp. Senior Notes 7.50% due 10/01/2014	250,000	251,252

Telephone-Integrated - 0.9%

AT&T, Inc. Senior Notes 4.35% due 06/15/2045	363,000	353,478
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	193,000	201,846
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	343,000	376,879
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	371,000	388,888
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	359,000	453,150

		1,774,241

Transport-Rail - 0.2%

CSX Corp. Senior Notes 4.50% due 08/01/2054	161,000	162,389
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	170,000	171,210

		333,599

Wireless Equipment - 0.3%

Motorola Solutions, Inc. Senior Notes 5.50% due 09/01/2044	511,000	529,528

Total U.S. Corporate Bonds & Notes (cost $38,171,481)		39,636,862

FOREIGN CORPORATE BONDS & NOTES - 8.3%
Banks-Commercial - 3.9%

Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	293,000	294,026
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	760,000	763,779
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.55% due 09/09/2016*	324,000	327,212
BPCE SA Company Guar. Notes 2.50% due 07/15/2019	272,000	271,665
BPCE SA Sub. Notes 5.15% due 07/21/2024*	208,000	222,610
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.25% due 01/14/2019	282,000	286,545
Credit Suisse Senior Notes 1.38% due 05/26/2017	596,000	595,619
Credit Suisse Sub. Notes 5.40% due 01/14/2020	266,000	299,587
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	240,000	263,994
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	672,000	671,044
ING Bank NV Senior Notes 4.00% due 03/15/2016*	557,000	583,668
Intesa Sanpaolo SpA Company Guar. Notes 5.02% due 06/26/2024*	480,000	484,491
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	783,000	781,988
Macquarie Bank, Ltd.
Senior Notes
2.60% due 06/24/2019*	151,000	152,577
National Australia Bank Ltd. Senior Notes 2.75% due 03/09/2017#	506,000	526,917
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	650,000	649,643
Standard Chartered PLC Sub. Notes 5.70% due 03/26/2044*	470,000	518,730

		7,694,095

Banks-Money Center - 0.1%

Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	239,000	240,752

Banks-Special Purpose - 0.3%

Export-Import Bank of China Senior Notes 2.50% due 07/31/2019*	505,000	505,730

Beverages-Non-alcoholic - 0.2%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	410,000	415,322

Building-Heavy Construction - 0.1%

Odebrecht Finance, Ltd. Company Guar. Notes 5.25% due 06/27/2029*	235,000	238,231

Diversified Banking Institutions - 0.8%

Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	573,000	571,942
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	267,000	272,315
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	196,000	213,970
UBS AG Senior Notes 1.38% due 08/14/2017	489,000	487,822

		1,546,049

Diversified Financial Services - 0.2%

Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	373,000	385,865

Diversified Minerals - 0.2%

Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*#	218,000	225,056
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	129,000	140,541

		365,597

Electric-Integrated - 0.1%

Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	141,957

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	165,000	176,473
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	88,000	91,534

		268,007

Insurance-Life/Health - 0.1%

AIA Group, Ltd. Senior Notes 2.25% due 03/11/2019*	250,000	249,946

Medical-Drugs - 0.2%

Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	404,000	407,761

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	170,000	174,899

Metal-Iron - 0.1%

Vale SA Senior Notes 5.63% due 09/11/2042	232,000	239,927

Oil & Gas Drilling - 0.2%

Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	166,000	187,879
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	157,000	186,924

		374,803

Oil Companies-Exploration & Production - 0.2%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	183,000	253,976
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	189,000	208,889

		462,865

Oil Companies-Integrated - 0.8%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	475,000	474,135
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	350,000	359,823
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	183,000	214,880
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	201,000	218,035
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	178,000	215,380

		1,482,253

Petrochemicals - 0.1%

Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	227,000	251,403

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	257,000	260,961

Telephone-Integrated - 0.4%

Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	212,000	241,680
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	423,000	492,795

		734,475

Total Foreign Corporate Bonds & Notes (cost $16,017,193)		16,440,898

U.S. GOVERNMENT AGENCIES - 34.7%
Federal Home Loan Bank - 0.2%

5.50% due 07/15/2036	250,000	331,307

Federal Home Loan Mtg. Corp. - 11.4%

Federal Home Loan Mtg. Corp. FRS Series 2014-DN2, Class M2 1.81% due 04/25/2024(2)	253,000	247,990
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.36% due 02/25/2024(2)	461,000	468,034
2.50% due 01/01/2028	416,105	422,451
2.50% due 04/01/2028	863,883	877,062
3.00% due 08/01/2027	779,609	807,835
3.00% due 10/01/2042	839,542	840,532
3.00% due 11/01/2042	1,424,341	1,418,983
3.00% due 02/01/2043	468,079	466,318
3.00% due 04/01/2043	932,694	929,311

3.00% due 05/01/2043	1,406,908	1,408,568
3.00% due 08/01/2043	955,973	952,377
3.50% due 11/01/2041	1,121,960	1,154,096
3.50% due 03/01/2042	322,151	331,378
3.50% due 04/01/2042	1,822,191	1,874,384
3.50% due 06/01/2042	2,441,650	2,511,586
3.50% due 08/01/2042	431,819	445,027
4.00% due 09/01/2040	178,571	189,088
4.50% due 01/01/2039	39,242	42,388
4.50% due 06/01/2040	1,264,965	1,383,035
4.50% due 06/01/2041	1,448,436	1,565,245
5.00% due 10/01/2033	2,886	3,186
5.00% due 06/01/2039	759,679	845,915
5.00% due 07/01/2040	1,342,619	1,482,311
5.50% due 11/01/2018	61,895	65,685
5.50% due 02/01/2035	298,959	333,434
6.00% due 10/01/2033	183,856	208,436
6.00% due 03/01/2040	1,872	2,107
6.50% due 02/01/2035	11,550	13,148
6.50% due 01/01/2036	23,487	26,460
6.75% due 09/15/2029#	500,000	724,151
6.75% due 03/15/2031	250,000	365,362
7.00% due 11/01/2016	4,039	4,171
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)	72,508	70,510
Series 3572, Class JS
6.65% due 09/15/2039 FRS(2)(6)	673,769	101,682

		22,582,246

Federal National Mtg. Assoc. - 23.0%

Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.76% due 01/25/2024(2)	507,048	510,140
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.16% due 10/25/2023(2)	640,582	649,417
2.50% due 04/01/2028	555,012	564,473
3.00% due 10/01/2027	205,650	213,711
3.00% due 12/01/2027	1,577,416	1,637,232
3.00% due 01/01/2028	1,807,999	1,878,322
3.00% due 03/01/2042	472,286	471,818
3.00% due 12/01/2042	1,084,650	1,084,283
3.00% due September TBA	4,120,000	4,101,975
3.50% due 08/01/2026	365,540	386,698
3.50% due 09/01/2026	104,753	110,899
3.50% due 08/01/2027	207,754	219,830
3.50% due 10/01/2028	918,907	973,570
3.50% due 09/01/2041	3,202,000	3,296,959
3.50% due 12/01/2041	756,366	781,079
3.50% due 06/01/2042	513,394	529,217
3.50% due 07/01/2042	126,823	129,340
3.50% due 08/01/2042	1,217,713	1,249,610
3.50% due 08/01/2043	955,417	984,863
4.00% due 04/01/2039	366,496	388,876
4.00% due 07/01/2040	246,953	262,699
4.00% due 09/01/2040	185,177	196,485
4.00% due 10/01/2040	197,970	210,059
4.00% due 12/01/2040	2,044,309	2,169,145
4.00% due 03/01/2041	331,328	351,561
4.00% due 10/01/2041	1,089,809	1,156,359
4.00% due 10/01/2041	945,935	1,003,775
4.00% due 11/01/2041	1,104,751	1,172,408
4.00% due 01/01/2042	160,977	170,924
4.00% due 12/01/2043	991,621	1,058,191
4.00% due September TBA	1,964,000	2,081,533
4.50% due 11/01/2022	283,891	302,431
4.50% due 10/01/2024	598,935	639,471
4.50% due 01/01/2039	88,015	95,085
4.50% due 09/01/2039	489,549	528,873
4.50% due 09/01/2040	1,349,753	1,458,412
4.50% due 11/01/2040	403,735	436,645
4.50% due 12/01/2040	780,885	844,940
4.50% due 05/01/2041	596,313	644,212
4.50% due 09/01/2041	780,000	842,400
5.00% due 03/15/2016#	1,140,000	1,219,521
5.00% due 05/11/2017	500,000	553,545
5.00% due 10/01/2033	8,111	8,965
5.00% due 03/01/2034	113,652	125,585
5.00% due 05/01/2039	1,052,964	1,168,437
5.00% due 05/01/2040	249,368	276,758
5.00% due 06/01/2040	156,719	173,022
5.00% due 07/01/2040	603,321	666,126
5.50% due 12/01/2029	178,721	199,269
5.50% due 04/01/2033	133,478	149,978
5.50% due 12/01/2033	132,350	148,616
5.50% due 05/01/2034	166,647	187,102
5.50% due 07/01/2037	843,526	936,756
5.50% due 08/01/2037	528,247	588,564
5.50% due 06/01/2038	78,854	88,249
6.00% due 03/01/2016	266	266
6.00% due 12/01/2016	6,077	6,318
6.00% due 11/01/2017	18,595	19,485
6.00% due 12/01/2020	52,288	55,211
6.00% due 12/01/2033	107,529	122,044
6.00% due 12/01/2036	1,046,766	1,181,708
6.00% due 05/01/2038	220,153	248,368
6.00% due 11/01/2038	300,837	339,213
6.00% due 06/01/2040	232,115	261,453
6.50% due 10/01/2037	89,339	100,732
7.50% due 08/01/2015	44	45
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	822,727	821,525

		45,434,781

Tennessee Valley Authority - 0.1%

1.75% due 10/15/2018	155,000	155,932

Total U.S. Government Agencies (cost $67,891,477)		68,504,266

U.S. GOVERNMENT TREASURIES - 23.7%
United States Treasury Bonds - 3.4%

2.75% due 11/15/2042	423,000	396,563
3.13% due 11/15/2041	809,000	821,135
3.13% due 02/15/2042	408,000	413,610
3.38% due 05/15/2044	134,000	141,705
3.63% due 02/15/2044	665,000	736,072
3.88% due 08/15/2040	54,000	62,505

4.25% due 05/15/2039	267,000	326,366
4.38% due 02/15/2038#	483,000	598,995
4.38% due 11/15/2039#	934,000	1,163,997
4.50% due 02/15/2036	225,000	283,676
4.50% due 05/15/2038	120,000	151,594
4.75% due 02/15/2037	587,000	765,943
5.00% due 05/15/2037	159,000	214,352
5.25% due 11/15/2028#	404,000	529,177
8.13% due 08/15/2019	92,000	120,664

		6,726,354

United States Treasury Notes - 20.3%

0.08% due 01/31/2016 FRS	973,000	973,097
0.25% due 01/31/2015	730,000	730,570
0.25% due 08/15/2015	800,000	801,062
0.25% due 10/31/2015	219,000	219,197
0.38% due 04/15/2015	540,000	540,991
0.38% due 11/15/2015	9,000	9,020
0.38% due 05/31/2016	5,933,000	5,930,217
0.50% due 07/31/2017	3,000,000	2,962,032
0.63% due 08/31/2017	2,000,000	1,979,218
0.75% due 10/31/2017	323,000	319,896
0.75% due 12/31/2017	234,000	231,075
0.75% due 02/28/2018	3,074,000	3,025,969
0.88% due 02/28/2017#	2,600,000	2,608,328
1.00% due 08/31/2016	103,000	103,990
1.00% due 10/31/2016	1,369,000	1,380,552
1.25% due 10/31/2015	2,222,000	2,249,515
1.38% due 11/30/2015	53,000	53,770
1.38% due 02/28/2019	510,000	506,334
1.50% due 07/31/2016	226,000	230,343
1.50% due 01/31/2019#	1,400,000	1,399,016
1.75% due 05/15/2022	1,640,000	1,595,412
2.00% due 02/15/2022	3,444,000	3,422,206
2.13% due 12/31/2015	150,000	153,732
2.50% due 04/30/2015	500,000	507,989
2.50% due 05/15/2024	38,000	38,543
2.75% due 12/31/2017#	1,511,000	1,590,210
3.13% due 05/15/2019	11,000	11,767
3.63% due 08/15/2019	27,000	29,563
3.88% due 05/15/2018	4,109,000	4,496,466
4.00% due 08/15/2018	1,403,000	1,546,589
4.25% due 08/15/2015	538,000	559,100

		40,205,769

Total U.S. Government Treasuries (cost $46,014,341)		46,932,123

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Electric-Distribution - 0.2%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	298,000	300,418

Regional Authority - 0.1%

Province of British Columbia Senior Notes 2.85% due 06/15/2015	272,000	277,607

Sovereign - 0.7%

Federal Republic of Brazil Senior Notes 5.00% due 01/27/2045	406,000	416,150
Government of Canada Senior Notes 0.88% due 02/14/2017	308,000	308,060
United Mexican States Senior Notes 3.50% due 01/21/2021	423,000	439,920
United Mexican States Senior Notes 4.75% due 03/08/2044	195,000	204,555

		1,368,685

Total Foreign Government Obligations (cost $1,870,631)		1,946,710

MUNICIPAL BONDS & NOTES - 0.4%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	241,000	260,350
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	216,000	250,599
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	335,000	352,078

Total Municipal Bonds & Notes (cost $789,643)		863,027

PREFERRED SECURITIES - 0.2%
Electric-Integrated - 0.1%
Entergy Louisiana LLC 4.70%	7,250	162,690

Telecom Services - 0.1%
Qwest Corp. 6.13%#	13,750	327,387

Total Preferred Securities (cost $524,956)		490,077

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.2%
Banks-Super Regional - 0.1%

Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(5)	185,000	193,788
Wells Fargo Capital X 5.95% due 12/01/2086	97,000	98,940

		292,728

Diversified Banking Institutions - 0.4%

JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(5)	334,000	369,488
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(5)	158,000	161,555
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(5)	220,000	218,164

		749,207

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(3)	78,000	8

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	216,000	214,488

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. FRS 5.63% due 06/15/2043	283,000	303,517

Insurance-Multi-line - 0.2%

MetLife, Inc. 6.40% due 12/15/2066	284,000	320,210

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	396,000	429,264

Total Preferred Securities/Capital Securities (cost $2,202,023)		2,309,422

Total Long-Term Investment Securities (cost $184,916,220)		188,445,600

SHORT-TERM INVESTMENT SECURITIES - 7.7%
Registered Investment Companies - 1.1%

State Street Navigator Securities Lending Prime Portfolio(4)	2,165,990	2,165,990

Time Deposits - 6.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	12,981,000	12,981,000

Total Short-Term Investment Securities (cost $15,146,990)		15,146,990

TOTAL INVESTMENTS (cost $200,063,210)(7)	102.9%	203,592,590
Liabilities in excess of other assets	(2.9)	(5,817,251)

NET ASSETS	100.0%	$197,775,339

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2014, the aggregate value of these securities was $18,056,299 representing 9.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan
†	None-Income Producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Illiquid security. At August 31, 2014, the aggregate value of these securities was $28 representing 0.0% of net assets.
(4)	At August 31, 2014, the Fund had loaned securities with a total value of $2,567,894. This was secured by collateral of $2,165,990, which was received in cash and subsequently invested in short-term investments currently valued at $2,165,990 as reported in the portfolio of investments. Additional collateral of $456,978 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2014
Federal Home Loan Mtg. Corp.	0.70% to 32.48%	07/15/2020 to 08/01/2044	$119,395
Federal National Mtg. Assoc.	0.76% to 20.27%	11/01/2023 to 07/01/2044	331,702
Government National Mtg. Assoc.	1.00% to 6.00%	11/20/2036 to 08/20/2044	5,881

(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	Interest only.
(7)	See Note 5 for cost of investments on a tax basis.
REMIC -	Real Estate Mortgage Investment Conduit
TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.

The actual principal and maturity date will be determined upon settlement date.

FRS -	Floating Rate Security
VRS -	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$11,322,215	$—	$11,322,215
U.S. Corporate Bonds & Notes	—	39,636,862	—	39,636,862
Foreign Corporate Bonds & Notes	—	16,440,898	—	16,440,898
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	22,582,246	—	22,582,246
Federal National Mtg. Assoc.	—	45,434,781	—	45,434,781
Other Government Agencies*	—	487,239	—	487,239
U.S. Government Treasuries:
United States Treasury Bonds	—	6,726,354	—	6,726,354
United States Treasury Notes	—	40,205,769	—	40,205,769
Foreign Government Obligations	—	1,946,710	—	1,946,710
Municipal Bonds & Notes	—	863,027	—	863,027
Preferred Securities	490,077	—	—	490,077
Preferred Securities/Capital Securities	—	2,309,422	—	2,309,422
Short-Term Investment Securities:
Registered Investment Companies	2,165,990	—	—	2,165,990
Time Deposits	—	12,981,000	—	12,981,000

Total	$2,656,067	$200,936,523	$—	$203,592,590

*	Sum of all other government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.#	13,350	$260,726

Aerospace/Defense - 1.7%

Northrop Grumman Corp.	4,550	578,851
Raytheon Co.	30,630	2,950,894
Rockwell Collins, Inc.#	8,300	638,934
Spirit AeroSystems Holdings, Inc., Class A†	9,600	368,160

		4,536,839

Airlines - 1.3%

Delta Air Lines, Inc.	26,000	1,029,080
Southwest Airlines Co.	44,700	1,430,847
United Continental Holdings, Inc.†	23,500	1,118,835

		3,578,762

Applications Software - 1.3%

Microsoft Corp.	80,735	3,667,791

Auto-Cars/Light Trucks - 0.3%

General Motors Co.	24,200	842,160

Auto/Truck Parts & Equipment-Original - 2.4%

BorgWarner, Inc.	11,640	723,892
Lear Corp.	9,950	1,006,243
TRW Automotive Holdings Corp.†	37,016	3,564,271
WABCO Holdings, Inc.†	11,000	1,135,200

		6,429,606

Banks-Commercial - 0.3%

Regions Financial Corp.	67,190	681,979

Banks-Fiduciary - 0.1%

State Street Corp.	2,590	186,558

Banks-Super Regional - 4.6%

Capital One Financial Corp.	25,350	2,080,221
KeyCorp	18,300	249,063
SunTrust Banks, Inc.	63,600	2,421,888
US Bancorp	112,875	4,772,355
Wells Fargo & Co.	59,695	3,070,711

		12,594,238

Batteries/Battery Systems - 0.3%

Energizer Holdings, Inc.	5,890	715,753

Beverages-Non-alcoholic - 0.9%

Dr Pepper Snapple Group, Inc.	39,700	2,497,924

Brewery - 0.6%

Molson Coors Brewing Co., Class B	22,400	1,656,480

Cable/Satellite TV - 2.0%

Comcast Corp., Class A	98,300	5,379,959

Casino Hotels - 0.6%

Las Vegas Sands Corp.	25,800	1,715,958

Cellular Telecom - 0.1%

U.S. Cellular Corp.†#	6,985	263,474

Chemicals-Diversified - 1.4%

Akzo Nobel NV ADR#	52,900	1,240,505
Celanese Corp., Series A	3,500	218,890
Dow Chemical Co.	15,200	813,960
LyondellBasell Industries NV, Class A	2,650	303,027
PPG Industries, Inc.	6,580	1,354,559

		3,930,941

Chemicals-Specialty - 0.4%

Ashland, Inc.#	2,050	219,801
Cabot Corp.	15,012	822,357

		1,042,158

Commercial Services-Finance - 2.2%

Alliance Data Systems Corp.†	700	185,248
MasterCard, Inc., Class A	56,300	4,268,103
Total System Services, Inc.#	36,023	1,133,283
Western Union Co.#	27,840	486,365

		6,072,999

Computer Services - 0.5%

Cognizant Technology Solutions Corp., Class A†	32,200	1,472,506

Computers - 1.8%

Apple, Inc.	27,700	2,839,250
Hewlett-Packard Co.	57,277	2,176,526

		5,015,776

Computers-Integrated Systems - 0.6%

Brocade Communications Systems, Inc.	156,889	1,655,179

Computers-Memory Devices - 3.0%

EMC Corp.	114,790	3,389,749
SanDisk Corp.	11,600	1,136,336
Seagate Technology PLC#	7,700	481,866
Western Digital Corp.	30,350	3,126,353

		8,134,304

Consumer Products-Misc. - 0.1%

Tupperware Brands Corp.#	4,100	300,366

Containers-Metal/Glass - 0.1%

Crown Holdings, Inc.†	2,900	139,983

Containers-Paper/Plastic - 0.8%

Packaging Corp. of America	31,505	2,142,025

Diversified Banking Institutions - 8.9%

Bank of America Corp.	311,554	5,012,904
Citigroup, Inc.	141,803	7,324,125
Goldman Sachs Group, Inc.	11,300	2,023,943
JPMorgan Chase & Co.	154,354	9,176,345
Morgan Stanley	20,460	701,983

		24,239,300

Diversified Manufacturing Operations - 2.3%

3M Co.	32,050	4,615,200
Parker Hannifin Corp.	13,234	1,528,527

		6,143,727

E-Commerce/Services - 0.5%

Priceline Group, Inc.†	1,190	1,480,729

Electric-Generation - 0.5%

AES Corp.	97,750	1,483,845

Electric-Integrated - 0.2%

Edison International	6,870	406,292

Electronic Components-Misc. - 0.4%

TE Connectivity, Ltd.	19,400	1,215,992

Electronic Components-Semiconductors - 1.6%

Intel Corp.	53,600	1,871,712
Micron Technology, Inc.†#	77,800	2,536,280

		4,407,992

Electronic Parts Distribution - 0.2%

Avnet, Inc.	10,800	480,708

Electronic Security Devices - 0.5%

Tyco International, Ltd.	29,450	1,314,059

Engineering/R&D Services - 0.2%

AECOM Technology Corp.†#	15,600	590,304

Engines-Internal Combustion - 0.4%

Cummins, Inc.	8,090	1,173,940

Enterprise Software/Service - 1.3%

CA, Inc.	17,675	499,142
Oracle Corp.	76,430	3,174,138

		3,673,280

Finance-Consumer Loans - 0.3%

SLM Corp.	85,827	760,427

Finance-Credit Card - 2.3%

Discover Financial Services	101,200	6,311,844

Finance-Other Services - 0.6%

Intercontinental Exchange, Inc.	400	75,600
NASDAQ OMX Group, Inc.#	38,875	1,689,896

		1,765,496

Food-Meat Products - 0.1%

Tyson Foods, Inc., Class A#	4,500	171,270

Food-Retail - 0.8%

Kroger Co.	40,185	2,048,631

Gas-Distribution - 0.1%

UGI Corp.#	7,370	390,463

Home Decoration Products - 0.4%

Newell Rubbermaid, Inc.	31,800	1,065,936

Instruments-Controls - 0.1%

Honeywell International, Inc.	2,795	266,168

Insurance-Life/Health - 1.0%

Aflac, Inc.	3,080	188,619
CNO Financial Group, Inc.	8,300	148,155
Lincoln National Corp.	22,737	1,251,444
Prudential Financial, Inc.	11,525	1,033,793

		2,622,011

Insurance-Multi-line - 2.0%

ACE, Ltd.	4,055	431,168
Genworth Financial, Inc., Class A†	203,500	2,887,665
Hartford Financial Services Group, Inc.#	25,619	949,184
MetLife, Inc.	8,165	446,952
XL Group PLC	18,970	648,395

		5,363,364

Insurance-Property/Casualty - 1.1%

Travelers Cos., Inc.	31,265	2,961,108

Internet Content-Entertainment - 0.8%

Facebook, Inc., Class A†	27,600	2,065,032

Internet Security - 0.5%

Symantec Corp.	54,300	1,318,404

Machine Tools & Related Products - 0.2%

Kennametal, Inc.#	14,200	636,302

Medical Instruments - 1.5%

Medtronic, Inc.	62,404	3,984,495

Medical Labs & Testing Services - 0.5%

Quest Diagnostics, Inc.#	22,550	1,425,385

Medical Products - 1.4%

Baxter International, Inc.	16,900	1,267,162
Hospira, Inc.†#	30,700	1,649,818
Zimmer Holdings, Inc.	9,900	983,169

		3,900,149

Medical-Biomedical/Gene - 2.0%

Amgen, Inc.	15,600	2,174,328
Biogen Idec, Inc.†	9,450	3,241,728

		5,416,056

Medical-Drugs - 4.5%

Johnson & Johnson	10,865	1,127,026
Merck & Co., Inc.	82,640	4,967,490
Pfizer, Inc.	210,932	6,199,292

		12,293,808

Medical-Generic Drugs - 1.9%

Mylan, Inc.†#	44,400	2,157,840
Teva Pharmaceutical Industries, Ltd. ADR	58,192	3,056,244

		5,214,084

Medical-HMO - 2.1%

Aetna, Inc.	37,700	3,096,301
Centene Corp.†#	7,500	585,975
UnitedHealth Group, Inc.	24,400	2,114,992

		5,797,268

Medical-Hospitals - 1.3%

Community Health Systems, Inc.†#	21,600	1,172,448
Universal Health Services, Inc., Class B	21,658	2,478,542

		3,650,990

Medical-Wholesale Drug Distribution - 1.2%

McKesson Corp.	16,100	3,139,983

Metal-Iron - 0.2%

Vale SA ADR#	38,700	505,422

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A#	5,400	241,488

Multimedia - 0.6%

Viacom, Inc., Class B	20,570	1,669,255

Networking Products - 2.0%

Cisco Systems, Inc.	222,480	5,559,775

Office Automation & Equipment - 0.3%

Xerox Corp.	62,900	868,649

Oil Companies-Exploration & Production - 1.6%

Apache Corp.	29,080	2,961,216
Cobalt International Energy, Inc.†	22,800	349,980
Gulfport Energy Corp.†	13,600	795,600
Memorial Resource Development Corp.†	7,350	216,605

		4,323,401

Oil Companies-Integrated - 4.7%

BP PLC ADR	47,300	2,262,832
Exxon Mobil Corp.	7,100	706,166
Marathon Oil Corp.	83,204	3,468,775
Suncor Energy, Inc.	112,030	4,603,312
Total SA ADR	25,400	1,675,384

		12,716,469

Oil Refining & Marketing - 2.5%

Marathon Petroleum Corp.	41,030	3,734,140
PBF Energy, Inc., Class A	17,200	488,652
Tesoro Corp.#	17,389	1,125,764
Valero Energy Corp.	28,500	1,542,990

		6,891,546

Oil-Field Services - 3.2%

Halliburton Co.	36,500	2,467,765
Oceaneering International, Inc.	8,900	619,084
Schlumberger, Ltd.	42,700	4,681,628
Weatherford International PLC†	40,500	959,445

		8,727,922

Paper & Related Products - 0.5%

Domtar Corp.	35,600	1,327,524

Real Estate Investment Trusts - 0.3%

CBS Outdoor Americas, Inc.	25,600	879,872

Real Estate Management/Services - 0.2%

Jones Lang LaSalle, Inc.	3,300	440,913

Retail-Apparel/Shoe - 0.8%

Gap, Inc.#	5,900	272,285
Ross Stores, Inc.	27,100	2,043,882

		2,316,167

Retail-Building Products - 1.8%

Home Depot, Inc.	3,100	289,850
Lowe’s Cos., Inc.	90,000	4,725,900

		5,015,750

Retail-Drug Store - 2.1%

CVS Caremark Corp.	73,100	5,807,795

Retail-Regional Department Stores - 0.6%

Macy’s, Inc.	25,100	1,563,479

Retail-Vitamins & Nutrition Supplements - 0.4%

GNC Holdings, Inc., Class A	31,700	1,203,015

Semiconductor Components-Integrated Circuits - 1.0%

QUALCOMM, Inc.	35,400	2,693,940

Semiconductor Equipment - 0.3%

Teradyne, Inc.#	34,800	716,532

Steel-Producers - 0.1%

Reliance Steel & Aluminum Co.	5,300	370,576

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.	11,960	249,486

Telecom Services - 0.4%

Amdocs, Ltd.	25,978	1,223,564

Telephone-Integrated - 0.7%

Telephone & Data Systems, Inc.	28,439	749,083
Verizon Communications, Inc.	24,300	1,210,626

		1,959,709

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.	4,400	402,600

Transport-Rail - 0.7%

Norfolk Southern Corp.	12,800	1,369,600
Union Pacific Corp.	5,000	526,350

		1,895,950

Web Portals/ISP - 1.9%

Google, Inc., Class A†	4,430	2,579,855
Google, Inc., Class C†	4,400	2,515,040

		5,094,895

Wireless Equipment - 0.3%

Telefonaktiebolaget LM Ericsson ADR	75,800	946,742

X-Ray Equipment - 0.2%

Hologic, Inc.†#	18,700	465,069

Total Common Stocks
(cost $205,496,671)		270,170,791

CONVERTIBLE PREFERRED SECURITIES - 0.1%
Food-Meat Products - 0.1%

Tyson Foods, Inc. 4.75% due 07/15/2017#	4,572	229,652

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc. 6.25% due 11/17/2016#	530	61,586

Total Convertible Preferred Securities
(cost $281,600)		291,238

Total Long-Term Investment Securities
(cost $205,778,271)		270,462,029

SHORT-TERM INVESTMENT SECURITIES - 4.2%
Registered Investment Companies - 4.2%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $11,510,687)	11,510,687	11,510,687

REPURCHASE AGREEMENTS - 1.1%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/29/2014, to be repurchased 09/02/2014 in the amount $248,000 collateralized by $275,000 of Federal Home Loan Mtg. Corp., bearing interest at 2.00% due 01/30/2023 and having an approximate value of $256,782	$248,000	248,000

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/29/2014, to be repurchased 09/02/2014 in the amount $2,700,000 collateralized by $2,950,000 of Federal Home Loan Mtg. Corp., bearing interest at 2.00% due 01/30/2023 and having an approximate value of $2,754,565	2,700,000	2,700,000

Total Repurchase Agreements
(cost $2,948,000)		2,948,000

TOTAL INVESTMENTS (cost $220,236,958)(2)	104.3%	284,920,716
Liabilities in excess of other assets	(4.3)	(11,637,462)

NET ASSETS	100.0%	$273,283,254

#	The security or a portion thereof is out on loan.
†	Non-income producing security

(1)	At August 31, 2014, the Fund had loaned securities with a total value of $15,176,759 This was secured by collateral of $11,510,687 which was received in cash and subsequently invested in short-term investments currently valued at $11,510,687 as reported in the portfolio of investments. Additional collateral of $3,960,679 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 11/15/2040	$317,494
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	3,230,394
Government National Mtg. Assoc.	2.75% to 4.00%	11/20/2038 to 11/16/2039	412,791

(2)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$24,239,300	$—	$—	$24,239,300
Other Industries*	245,931,491	—	—	245,931,491
Convertible Preferred Securities	291,238	—	—	291,238
Short-Term Investment Securities:
Registered Investment Companies	11,510,687	—	—	11,510,687
Repurchase Agreements	—	2,948,000	—	2,948,000

Total	$281,972,716	$2,948,000	$—	$284,920,716

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.9%
Aerospace/Defense - 5.3%

Lockheed Martin Corp.	77,012	$13,400,088
Northrop Grumman Corp.	44,045	5,603,405
Raytheon Co.	173,124	16,678,766

		35,682,259

Aerospace/Defense-Equipment - 1.0%

United Technologies Corp.	58,920	6,362,182

Apparel Manufacturers - 0.6%

VF Corp.	64,040	4,106,245

Applications Software - 2.7%

Microsoft Corp.	401,355	18,233,558

Auto/Truck Parts & Equipment-Original - 0.4%

Johnson Controls, Inc.	48,220	2,353,618

Banks-Commercial - 0.8%

M&T Bank Corp.#	8,670	1,071,872
Toronto-Dominion Bank	84,390	4,443,417

		5,515,289

Banks-Super Regional - 4.9%

Fifth Third Bancorp	222,920	4,548,683
SunTrust Banks, Inc.	170,310	6,485,405
US Bancorp	159,120	6,727,593
Wells Fargo & Co.	284,275	14,623,106

		32,384,787

Beverages-Non-alcoholic - 0.3%

Coca-Cola Co.	49,205	2,052,833

Beverages-Wine/Spirits - 0.6%

Diageo PLC	139,075	4,099,371

Cable/Satellite TV - 1.7%

Comcast Corp., Special Class A	211,685	11,558,001

Chemicals-Diversified - 1.5%

Dow Chemical Co.	61,275	3,281,276
E.I. du Pont de Nemours & Co.	102,500	6,776,275

		10,057,551

Commercial Services-Finance - 3.0%

Automatic Data Processing, Inc.	121,199	10,117,692
H&R Block, Inc.	286,362	9,601,718

		19,719,410

Computer Services - 2.1%

Accenture PLC, Class A	105,452	8,547,939
International Business Machines Corp.	28,750	5,528,625

		14,076,564

Consumer Products-Misc. - 1.6%

Clorox Co.	88,215	7,815,849
Kimberly-Clark Corp.	26,350	2,845,800

		10,661,649

Cosmetics & Toiletries - 2.3%

Procter & Gamble Co.	183,177	15,223,840

Data Processing/Management - 1.2%

Paychex, Inc.	189,430	7,889,759

Diversified Banking Institutions - 4.1%

Bank of America Corp.	194,600	3,131,114
Citigroup, Inc.	122,880	6,346,752
JPMorgan Chase & Co.	225,975	13,434,214
Morgan Stanley	125,590	4,308,993

		27,221,073

Diversified Manufacturing Operations - 2.2%

3M Co.	30,435	4,382,640
General Electric Co.	392,075	10,186,108

		14,568,748

Diversified Minerals - 0.6%

BHP Billiton, Ltd.	118,922	4,072,835

Electric-Integrated - 2.2%

Dominion Resources, Inc.	63,830	4,482,143
Duke Energy Corp.	24,090	1,782,419
NextEra Energy, Inc.	47,770	4,702,956
Northeast Utilities	37,395	1,716,057
Wisconsin Energy Corp.	38,670	1,752,911

		14,436,486

Electric-Transmission - 0.2%

ITC Holdings Corp.	30,615	1,143,470

Electronic Components-Semiconductors - 3.0%

Intel Corp.	569,539	19,888,302

Enterprise Software/Service - 1.0%

CA, Inc.	248,077	7,005,694

Finance-Credit Card - 0.9%

American Express Co.	67,790	6,070,595

Finance-Other Services - 0.5%

CME Group, Inc.	40,370	3,090,324

Food-Misc./Diversified - 2.8%

General Mills, Inc.	38,125	2,035,112
Kraft Foods Group, Inc.	188,213	11,085,746
Mondelez International, Inc., Class A	112,975	4,088,565
Unilever NV	43,395	1,806,968

		19,016,391

Gas-Distribution - 0.4%

Sempra Energy	22,725	2,408,168

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	13,430	1,566,072

Industrial Gases - 0.4%

Praxair, Inc.	20,855	2,743,475

Instruments-Controls - 0.7%

Honeywell International, Inc.	51,905	4,942,913

Insurance-Life/Health - 1.0%

Prudential Financial, Inc.	73,138	6,560,479

Insurance-Multi-line - 1.1%

ACE, Ltd.	37,635	4,001,729
MetLife, Inc.	67,058	3,670,755

		7,672,484

Insurance-Property/Casualty - 1.2%

Chubb Corp.	36,195	3,328,130
Travelers Cos., Inc.	48,430	4,586,806

		7,914,936

Internet Security - 1.2%

Symantec Corp.	342,989	8,327,773

Medical Labs & Testing Services - 0.3%

Quest Diagnostics, Inc.	30,495	1,927,589

Medical-Drugs - 9.6%

Abbott Laboratories	36,785	1,553,798
AbbVie, Inc.	36,785	2,033,475
Bristol-Myers Squibb Co.	137,580	6,968,427
Eli Lilly & Co.	158,326	10,063,201
Johnson & Johnson	70,935	7,358,087
Merck & Co., Inc.	327,063	19,659,757
Pfizer, Inc.	566,334	16,644,556

		64,281,301

Metal-Copper - 0.2%

Southern Copper Corp.	37,125	1,218,071

Networking Products - 1.3%

Cisco Systems, Inc.	339,558	8,485,554

Non-Hazardous Waste Disposal - 1.3%

Waste Management, Inc.	180,434	8,474,985

Oil Companies-Exploration & Production - 1.1%

ConocoPhillips	31,480	2,556,806
Occidental Petroleum Corp.	43,830	4,546,486

		7,103,292

Oil Companies-Integrated - 6.1%

Chevron Corp.	158,869	20,565,592
Exxon Mobil Corp.	88,070	8,759,442
Marathon Oil Corp.	92,735	3,866,122
Phillips 66	20,400	1,775,208
Total SA ADR	90,225	5,951,241

		40,917,605

Oil Refining & Marketing - 2.0%

HollyFrontier Corp.	181,132	9,062,034
Marathon Petroleum Corp.	43,580	3,966,216

		13,028,250

Oil-Field Services - 0.4%

Schlumberger, Ltd.	25,365	2,781,019

Paper & Related Products - 0.9%

International Paper Co.	75,838	3,674,351
MeadWestvaco Corp.	57,975	2,492,925

		6,167,276

Pipelines - 0.8%

Enbridge, Inc.	63,257	3,154,996
Spectra Energy Corp.	52,400	2,182,984

		5,337,980

Publishing-Periodicals - 0.2%

Nielsen NV	33,900	1,592,961

Real Estate Investment Trusts - 0.6%

American Tower Corp.	19,000	1,873,400
Weyerhaeuser Co.	59,890	2,033,266

		3,906,666

Retail-Apparel/Shoe - 0.8%

Coach, Inc.	153,000	5,634,990

Retail-Building Products - 1.7%

Home Depot, Inc.	119,970	11,217,195

Retail-Discount - 0.3%

Wal-Mart Stores, Inc.	29,900	2,257,450

Retail-Office Supplies - 0.9%

Staples, Inc.	501,331	5,855,546

Retail-Restaurants - 1.9%

McDonald’s Corp.	137,612	12,896,997

Semiconductor Components-Integrated Circuits - 0.5%

QUALCOMM, Inc.	39,440	3,001,384

Telecom Services - 0.2%

BCE, Inc.	28,180	1,268,664

Telephone-Integrated - 3.5%

AT&T, Inc.	227,257	7,944,905
Verizon Communications, Inc.	308,911	15,389,946

		23,334,851

Tobacco - 6.0%

Altria Group, Inc.	262,607	11,313,110
Lorillard, Inc.	154,546	9,226,396
Philip Morris International, Inc.	124,531	10,657,363
Reynolds American, Inc.	155,026	9,064,370

		40,261,239

Toys - 1.2%

Mattel, Inc.	235,875	8,135,329

Transport-Rail - 0.9%

CSX Corp.	46,420	1,434,842
Union Pacific Corp.	41,670	4,386,601

		5,821,443

Transport-Services - 0.6%

United Parcel Service, Inc., Class B	43,025	4,187,623

Water - 0.5%

American Water Works Co., Inc.	62,220	3,148,954

Wireless Equipment - 0.4%

Motorola Solutions, Inc.	49,440	2,936,736

Total Long-Term Investment Securities
(cost $515,707,960)		653,808,084

SHORT-TERM INVESTMENT SECURITIES - 4.0%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Prime Portfolio(1)	1,023,293	1,023,293

Time Deposits - 3.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	$26,042,000	26,042,000

Total Short-Term Investment Securities
(cost $27,065,293)		27,065,293

REPURCHASE AGREEMENT - 1.6%
Repurchase Agreement - 1.6%

State Street Bank and Trust Co. Joint Repurchase Agreement(2)
(cost $10,606,000)	10,606,000	10,606,000

TOTAL INVESTMENTS
(cost $553,379,253)(3)	103.5%	691,479,377
Liabilities in excess of other assets	(3.5)	(23,670,721)

NET ASSETS	100.0%	$667,808,656

#	The security or a portion thereof is out on loan.
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $1,010,057. This was secured by collateral of $1,023,293, which was received in cash and subsequently invested in short-term investments currently valued at $1,023,293 as reported in the portfolio of investments.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$35,682,259	$—	$—	$35,682,259
Medical-Drugs	64,281,301	—	—	64,281,301
Oil Companies-Integrated	40,917,605	—	—	40,917,605
Tobacco	40,261,239	—	—	40,261,239
Other Industries*	472,665,680	—	—	472,665,680
Short-Term Investment Securities:
Registered Investment Companies	1,023,293	—	—	1,023,293
Time Deposits	—	26,042,000	—	26,042,000
Repurchase Agreement	—	10,606,000	—	10,606,000

Total	$654,831,377	$36,648,000	$—	$691,479,377

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund@

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES - 80.4%
Domestic Equity Investment Companies - 47.2%

VALIC Co. I Blue Chip Growth Fund	612,129	$11,048,923
VALIC Co. I Broad Cap Value Income Fund	691,534	10,857,078
VALIC Co. I Dividend Value Fund	483,919	6,581,297
VALIC Co. I Growth & Income Fund	246,320	4,576,624
VALIC Co. I Growth Fund	642,077	11,152,874
VALIC Co. I Large Cap Core Fund	600,104	9,037,564
VALIC Co. I Stock Index Fund	936,644	33,943,993
VALIC Co. I Value Fund	756,415	11,210,076
VALIC Co. II Capital Appreciation Fund	414,006	6,574,413
VALIC Co. II Large Cap Value Fund	379,834	6,677,480
VALIC Co. II Mid Cap Growth Fund	398,208	4,033,847
VALIC Co. II Mid Cap Value Fund	172,167	4,330,006
VALIC Co. II Small Cap Growth Fund	243,526	3,962,173
VALIC Co. II Small Cap Value Fund	257,792	4,292,235

Total Domestic Equity Investment Companies (cost $111,807,548)		128,278,583

Domestic Fixed Income Investment Companies - 18.8%

VALIC Co. I Capital Conservation Fund	1,494,267	14,838,072
VALIC Co. I Government Securities Fund	780,511	8,437,321
VALIC Co. I Inflation Protected Fund	373,443	4,268,453
VALIC Co. II Core Bond Fund	1,339,336	14,853,236
VALIC Co. II High Yield Bond Fund	267,528	2,121,498
VALIC Co. II Strategic Bond Fund	543,313	6,394,790

Total Domestic Fixed Income Investment Companies (cost $50,368,214)		50,913,370

International Equity Investment Companies - 13.6%

VALIC Co. I Emerging Economies Fund	794,026	6,844,506
VALIC Co. I Foreign Value Fund	925,694	10,589,941
VALIC Co. I Global Real Estate Fund	514,275	4,561,617
VALIC Co. I International Equities Index Fund	579,504	4,253,560
VALIC Co. I International Growth Fund	765,172	10,758,324

Total International Equity Investment Companies (cost $34,898,395)		37,007,948

International Fixed Income Investment Companies - 0.8%

VALIC Co. I International Government Bond Fund (cost $2,106,436)	174,393	2,148,521

Total Affiliated Registered Investment Companies (cost $199,180,593)		218,348,422

U.S. GOVERNMENT TREASURIES - 15.5%
United States Treasury Bonds - 3.3%

7.13% due 02/15/2023	$370,000	511,872
7.63% due 11/15/2022	5,881,300	8,321,122

		8,832,994

United States Treasury Notes - 12.2%

1.63% due 11/15/2022	810,000	775,322
1.75% due 05/15/2023	4,250,000	4,080,994
2.00% due 11/15/2021	1,690,000	1,682,343
2.00% due 02/15/2022	955,000	948,957
2.00% due 02/15/2023	9,000,000	8,845,308
2.13% due 08/15/2021	989,000	994,795
2.50% due 08/15/2023	3,711,000	3,781,450
2.50% due 05/15/2024	1,262,000	1,280,043
2.75% due 11/15/2023	6,203,000	6,440,457
2.75% due 02/15/2024	4,247,000	4,404,936

		33,234,605

Total U.S. Government Treasuries (cost $41,419,709)		42,067,599

Total Long-Term Investment Securities (cost $240,600,302)		260,416,021

SHORT-TERM INVESTMENT SECURITIES - 2.7%
Registered Investment Companies - 2.7%

AllianceBernstein Government STIF Portfolio (cost $7,340,565)	7,340,565	7,340,565

TOTAL INVESTMENTS (cost $247,940,867)(1)	98.6%	267,756,586
Other assets less liabilities	1.4	3,741,785

NET ASSETS	100.0%	$271,498,371

@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	See Note 5 for cost of investments on a tax basis.
STIF	- Short Term Index Fund

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2014	Unrealized Appreciation (Depreciation)

768	Long	S&P 500 E-Mini Index	September 2014	$75,555,200	$76,853,760	$1,298,560

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$128,278,583	$—	$—	$128,278,583
Domestic Fixed Income Investment Companies	50,913,370	—	—	50,913,370
International Equity Investment Companies	37,007,948	—	—	37,007,948
International Fixed Income Investment Companies	2,148,521	—	—	2,148,521
U.S. Government Treasuries:
United State Treasury Bonds	—	8,832,994	—	8,832,994
United State Treasury Notes	—	33,234,605	—	33,234,605
Short-Term Investment Securities:
Registered Investment Companies	7,340,565	—	—	7,340,565
Other Financial Instruments:†
Open Futures Contracts - Appreciation	1,298,560	—	—	1,298,560

Total	$226,987,547	$42,067,599	$—	$269,055,146

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.3%
Bermuda - 1.4%

China Singyes Solar Technologies Holdings, Ltd.†	891,000	$1,476,176
REXLot Holdings, Ltd.#	14,600,000	1,657,796
Shenzhen International Holdings, Ltd.	1,454,500	1,951,833
Skyworth Digital Holdings, Ltd.	4,674,000	2,502,835
VimpelCom, Ltd. ADR	266,360	2,269,387

		9,858,027

Brazil - 8.6%

Arteris SA	240,770	2,016,724
Banco do Brasil SA	758,900	11,862,368
Cia Brasileira de Distribuicao ADR	150,420	7,654,874
Embraer SA†	895,740	8,727,313
Even Construtora e Incorporadora SA	413,900	1,251,777
Ez Tec Empreendimentos e Participacoes SA	144,640	1,595,337
Grendene SA	134,990	979,936
Itau Unibanco Holding SA ADR	952,136	17,138,448
Kroton Educacional SA	192,020	5,751,593
Porto Seguro SA	328,970	4,876,134

		61,854,504

Cayman Islands - 4.7%

ANTA Sports Products, Ltd.#	921,000	1,775,439
Anxin-China Holdings, Ltd.	4,576,000	537,308
Baidu, Inc. ADR†	18,190	3,902,119
China Resources Cement Holdings, Ltd.	4,106,000	2,823,850
Coolpad Group, Ltd.	7,524,000	1,630,999
Geely Automobile Holdings, Ltd.#	10,440,000	4,014,322
NetEase, Inc. ADR	76,130	6,702,485
Perfect World Co., Ltd. ADR	110,580	2,324,392
TCL Communication Technology Holdings, Ltd.	1,051,000	1,301,875
Tencent Holdings, Ltd.	202,300	3,302,037
Truly International Holdings, Ltd.	2,696,000	1,464,527
Zhen Ding Technology Holding, Ltd.	1,076,000	3,556,608

		33,335,961

China - 12.1%

Bank of China, Ltd.	28,972,000	13,420,492
China Construction Bank Corp.	20,894,000	15,501,900
China Merchants Bank Co., Ltd.	2,649,419	5,052,666
China Petroleum & Chemical Corp.	11,790,999	11,973,492
China Telecom Corp., Ltd.	15,322,000	9,410,613
Great Wall Motor Co., Ltd.#	1,302,500	5,520,884
Guangzhou R&F Properties Co., Ltd.#	1,754,800	2,114,803
Huadian Power International Corp., Ltd.#	4,866,000	3,428,153
Industrial & Commercial Bank of China, Ltd.	22,038,000	14,616,076
Weichai Power Co., Ltd.#	1,309,000	5,303,527

		86,342,606

Greece - 0.3%

OPAP SA	156,130	2,480,227

Hong Kong - 7.0%

China Mobile, Ltd.	1,604,000	19,920,517
China Mobile, Ltd. ADR	16,580	1,032,602
China South City Holdings, Ltd.#	2,800,000	1,398,184
CNOOC, Ltd.	6,382,000	12,813,326
Fosun International, Ltd.	1,535,500	1,886,176
Lenovo Group, Ltd.#	5,226,000	7,983,928
SJM Holdings, Ltd.	1,936,000	4,881,187

		49,915,920

Hungary - 0.2%

Richter Gedeon Nyrt	98,700	1,587,338

India - 6.7%

Apollo Tyres, Ltd.	673,860	1,835,680
Cairn India, Ltd.	874,160	4,706,461
Canara Bank	266,360	1,658,824
HCL Technologies, Ltd.	198,710	5,350,892
Housing Development Finance Corp.	437,413	7,727,534
Infosys, Ltd. ADR#	120,800	7,187,600
IRB Infrastructure Developers, Ltd.	687,780	2,843,270
Punjab National Bank	162,110	2,532,635
Rural Electrification Corp., Ltd.	498,290	2,207,733
Tata Motors, Ltd. ADR	218,270	10,518,431
UPL, Ltd.	324,400	1,692,034

		48,261,094

Indonesia - 0.3%

United Tractors Tbk PT	1,004,600	1,902,277

Mexico - 1.0%

Grupo Financiero Banorte SAB de CV, Class O#	977,970	6,894,607

Poland - 0.9%

Energa SA	251,837	1,639,364
PGE SA#	744,890	5,072,215

		6,711,579

Qatar - 0.4%

Qatar National Bank SAQ	47,650	2,643,442

Russia - 7.6%

Aeroflot - Russian Airlines OJSC†	1,420,630	1,804,109
Lukoil OAO ADR	212,660	11,804,756
MegaFon OAO GDR	194,280	5,498,124
MMC Norilsk Nickel OJSC ADR	418,670	8,193,372
Mobile Telesystems OJSC ADR	460,800	8,501,760
Moscow Exchange MICEX-RTS OAO	1,188,750	1,999,785
Sberbank of Russia ADR	1,149,511	9,368,515
Tatneft OAO ADR (OTC)	93,480	3,468,108
Tatneft OAO ADR (LSE)	111,966	4,153,939

		54,792,468

South Africa - 7.2%

Barloworld, Ltd.	347,970	3,306,714
Bidvest Group, Ltd.	128,130	3,379,400
MTN Group, Ltd.	640,210	14,467,711
Nedbank Group, Ltd.	248,470	5,327,560
Netcare, Ltd.	936,102	2,834,745
Sasol, Ltd.	210,140	12,180,978
Steinhoff International Holdings, Ltd.	1,780,151	8,763,692
Telkom SA SOC, Ltd.†	275,575	1,476,537

		51,737,337

South Korea - 20.2%

Amorepacific Corp.	1,100	2,289,068
BS Financial Group, Inc.	157,194	2,604,526
Coway Co., Ltd.	31,630	2,654,680
Daesang Corp.	43,490	2,371,909
E-Mart Co., Ltd.	13,290	3,198,146
Grand Korea Leisure Co., Ltd.#	45,560	2,030,980
GS Home Shopping, Inc.	7,270	2,029,104
Halla Visteon Climate Control Corp.#	77,530	4,121,374
Hankook Tire Co., Ltd.	115,170	5,974,596
Hyundai Motor Co.	55,661	12,790,584
Industrial Bank of Korea	412,290	7,156,471
KEPCO Plant Service & Engineering Co., Ltd.	20,300	1,565,620
Kia Motors Corp.	158,420	9,561,915
Korea Zinc Co., Ltd.	5,100	2,115,045
KT&G Corp.	87,822	8,219,644
LG Hausys, Ltd.	10,750	2,194,635
LS Corp.†	25,180	1,738,350
Mando Corp.(3)	23,860	3,223,847
NongShim Co., Ltd.	4,680	1,163,134
Partron Co., Ltd.	80,820	755,633
Samsung Electronics Co., Ltd.	26,158	31,834,875
Shinhan Financial Group Co., Ltd.	141,050	7,303,245
SK Holdings Co., Ltd.	36,500	5,777,652
SK Hynix, Inc.†	209,290	9,371,040
SK Telecom Co., Ltd.	35,830	9,647,014
Wonik IPS Co., Ltd.†	223,730	2,868,475

		144,561,562

Taiwan - 10.7%

AcBel Polytech, Inc.	1,458,000	2,319,396
Advanced Semiconductor Engineering, Inc.	6,047,000	7,535,864
Catcher Technology Co., Ltd.	800,000	8,109,600
Chicony Electronics Co., Ltd.	1,235,794	4,051,716
Compeq Manufacturing Co., Ltd.	2,982,000	1,820,696
Coretronic Corp.	1,144,500	1,901,086
Inventec Corp.	2,409,000	1,893,963
Kenda Rubber Industrial Co., Ltd.	821,085	1,747,077
Lite-On Technology Corp.	2,091,654	3,467,371
Pegatron Corp.†	1,794,000	3,805,209
Pou Chen Corp.	2,492,000	2,880,467
Radiant Opto-Electronics Corp.	650,000	2,805,239
Realtek Semiconductor Corp.	972,441	3,546,146
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,183,840	24,789,610
Teco Electric and Machinery Co., Ltd.	1,777,000	2,235,332
Vanguard International Semiconductor Corp.	1,368,000	2,002,308
Wistron NeWeb Corp.	567,120	1,479,914

		76,390,994

Turkey - 4.1%

Enka Insaat ve Sanayi AS	991,859	2,482,516
Eregli Demir ve Celik Fabrikalari TAS	3,868,130	7,516,144
TAV Havalimanlari Holding AS	258,060	2,143,038
Tofas Turk Otomobil Fabrikasi AS	329,220	2,025,735
Tupras Turkiye Petrol Rafinerileri AS	230,300	5,412,556
Turk Hava Yollari†	1,559,074	4,940,855
Turkiye Is Bankasi, Class C	1,864,500	4,813,282

		29,334,126

United Arab Emirates - 1.0%

Air Arabia PJSC	3,348,890	1,258,210
Dubai Islamic Bank PJSC	1,318,820	2,804,205
First Gulf Bank PJSC	634,667	3,153,421

		7,215,836

United Kingdom - 0.7%

Old Mutual PLC	1,542,240	5,060,673

United States - 0.2%

CTC Media, Inc.	180,320	1,637,306

Total Common Stocks
(cost $599,402,874)		682,517,884

PREFERRED SECURITIES - 3.3%
Brazil - 3.3%

Banco do Estado do Rio Grande do Sul SA, Class B	300,900	2,076,795
Cia Energetica de Minas Gerais ADR#	820,830	7,050,930
Randon Participacoes SA	576,120	1,868,497
Vale SA ADR	1,056,960	12,313,584

Total Preferred Securities
(cost $26,873,578)		23,309,806

Total Long-Term Investment Securities
(cost $626,276,452)		705,827,690

SHORT-TERM INVESTMENT SECURITIES - 5.1%
Registered Investment Companies - 4.0%

State Street Navigator Securities Lending Prime Portfolio(1)	28,414,943	28,414,943

Time Deposits - 1.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	$7,954,000	7,954,000

Total Short-Term Investment Securities
(cost $36,368,943)		36,368,943

TOTAL INVESTMENTS -
(cost $662,645,395)(2)	103.7%	742,196,633
Liabilities in excess of other assets	(3.7)	(26,166,080)

NET ASSETS -	100.0%	$716,030,553

†	Non-income producing security
#	The security or a portion thereof is out on loan.

(1)	At August 31, 2014, the Fund had loaned securities with a total value of $28,753,701 This was secured by collateral of $28,414,943, which was received in cash and subsequently invested in short-term investments currently valued at $28,414,943 as reported in the portfolio of investments. Additional collateral of $1,711,224 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2014
United States Treasury Notes/Bonds	0.13% to 8.00%	10/31/2014 to 05/15/2043	$1,711,224

(2)	See Note 5 for cost of investments on a tax basis.
(3)	Fair value security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.

ADR -	American Depository Receipt
GDR -	Global Depository Receipt
LSE -	London Stock Exchange
OTC -	Over-the-Counter

Industry Allocation*
Banks-Commercial	16.2%
Cellular Telecom	8.3
Auto-Cars/Light Trucks	6.3
Electronic Components-Semiconductors	5.7
Semiconductor Components-Integrated Circuits	5.3
Oil Companies-Integrated	4.4
Registered Investment Companies	4.0
Oil Companies-Exploration & Production	2.5
Chemicals-Diversified	2.0
Metal-Iron	1.7
Electric-Integrated	1.7
Telecom Services	1.6
Oil Refining & Marketing	1.6
Electronic Components-Misc.	1.4
Diversified Financial Services	1.4
Computers	1.4
Auto/Truck Parts & Equipment-Original	1.4
Rubber-Tires	1.3
Internet Content-Entertainment	1.2
Home Furnishings	1.2
Aerospace/Defense	1.2
Tobacco	1.2
Metal-Diversified	1.1
Metal Processors & Fabrication	1.1
Airlines	1.1
Time Deposits	1.1
Finance-Mortgage Loan/Banker	1.1
Food-Retail	1.1
Computers-Periphery Equipment	1.1
Steel-Producers	1.0
Computer Services	1.0
Banks-Special Purpose	1.0
Casino Hotels	1.0
Schools	0.8
Circuit Boards	0.8
Applications Software	0.7
Auto/Truck Parts & Equipment-Replacement	0.7
Real Estate Operations & Development	0.7
Investment Management/Advisor Services	0.7
Diversified Operations	0.7
Insurance-Multi-line	0.7
Public Thoroughfares	0.6
Web Portals/ISP	0.5
Wireless Equipment	0.5
Food-Misc./Diversified	0.5
Electric-Generation	0.5
Food-Wholesale/Distribution	0.5
Internet Application Software	0.5
Retail-Discount	0.4
Athletic Footwear	0.4
Semiconductor Equipment	0.4
Building-Heavy Construction	0.4
Medical-Hospitals	0.4
Building Products-Cement	0.4
Water Treatment Systems	0.4
Audio/Video Products	0.4
Building & Construction-Misc.	0.3
Gambling (Non-Hotel)	0.3
Power Converter/Supply Equipment	0.3
Cosmetics & Toiletries	0.3
Engines-Internal Combustion	0.3
Finance-Commercial	0.3
Airport Development/Maintenance	0.3
Non-Ferrous Metals	0.3
Banks-Super Regional	0.3
Retail-Misc./Diversified	0.3
Finance-Other Services	0.3
Machinery-Construction & Mining	0.3
Diversified Manufacturing Operations	0.3
Retail-Apparel/Shoe	0.3
Agricultural Chemicals	0.2
Lottery Services	0.2
Electric-Distribution	0.2
Television	0.2
Medical-Drugs	0.2
Engineering/R&D Services	0.2
Telephone-Integrated	0.2
Building & Construction Products-Misc.	0.2
Telecommunication Equipment	0.2
Building-Residential/Commercial	0.2
Footwear & Related Apparel	0.1
Security Services	0.1

103.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Brazil	$61,854,504	$—	$—	$61,854,504
China	86,342,606	—	—	86,342,606
Hong Kong	49,915,920	—	—	49,915,920
India	48,261,094	—	—	48,261,094
Russia	54,792,468	—	—	54,792,468
South Africa	51,737,337	—	—	51,737,337
South Korea	141,337,715	3,223,847	—	144,561,562
Taiwan	76,390,994	—	—	76,390,994
Other Countries*	108,661,399	—	—	108,661,399
Preferred Securities	23,309,806	—	—	23,309,806
Short-Term Investment Securities:
Registered Investment Companies	28,414,943	—	—	28,414,943
Time Deposits	—	7,954,000	—	7,954,000

Total	$731,018,786	$11,177,847	$—	$742,196,633

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See	Notes to Portfolio of Investments

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.7%
Belgium - 0.6%

UCB SA	66,370	$6,427,145

Bermuda - 1.0%

African Minerals, Ltd.†#	392,161	200,197
Digital China Holdings, Ltd.	3,635,000	3,517,719
First Pacific Co., Ltd.	2,621,250	3,040,630
Kunlun Energy Co., Ltd.#	1,746,000	2,874,686
Noble Group, Ltd.	1,058,000	1,151,980

		10,785,212

Brazil - 0.5%

BM&FBovespa SA	837,200	5,049,006

Canada - 6.4%

AGF Management, Ltd., Class B#	199,700	2,284,805
Ensign Energy Services, Inc.	718,600	10,779,331
HudBay Minerals, Inc.	1,031,800	10,438,517
Suncor Energy, Inc.	376,900	15,470,475
Talisman Energy, Inc.	1,403,840	14,111,994
Trican Well Service, Ltd.	1,059,900	15,314,107

		68,399,229

Cayman Islands - 3.0%

GCL-Poly Energy Holdings, Ltd.†#	27,185,000	9,751,460
Kingboard Chemical Holdings, Ltd.	4,044,500	8,349,882
Springland International Holdings, Ltd.	8,326,200	3,276,741
Trina Solar, Ltd. ADR†#	802,640	10,057,079
Value Partners Group, Ltd.#	474,000	366,354

		31,801,516

China - 4.3%

China Life Insurance Co., Ltd.#	2,635,000	7,581,951
China Shenhua Energy Co., Ltd.	2,152,500	6,221,379
China Telecom Corp., Ltd.	20,675,823	12,698,875
Shanghai Electric Group Co., Ltd.	7,680,000	3,369,269
Shanghai Pharmaceuticals Holding Co., Ltd.	2,852,500	5,859,549
Sinopec Engineering Group Co., Ltd.	5,116,400	5,809,552
Sinopharm Group Co., Ltd.#	1,218,800	4,261,841

		45,802,416

France - 10.7%

AXA SA	811,362	20,095,779
BNP Paribas SA	353,230	23,846,822
Cie de St-Gobain	77,110	3,913,941
Cie Generale des Etablissements Michelin	65,370	7,227,888
Ipsen SA	88,550	4,229,914
Sanofi	183,550	20,138,155
Societe Generale SA	152,333	7,717,089
Technip SA	73,370	6,796,518
Total SA	312,900	20,634,862

		114,600,968

Germany - 7.5%

Bayer AG	78,400	10,512,546
Deutsche Boerse AG	114,800	8,162,031
Deutsche Lufthansa AG	431,830	7,475,534
Gerresheimer AG	78,750	5,691,046
Kloeckner & Co. SE†	211,880	2,898,141
Merck KGaA	95,402	8,302,159
Metro AG†#	173,577	6,096,351
MorphoSys AG†	47,090	4,344,167
Muenchener Rueckversicherungs AG	35,060	7,029,837
SAP SE	73,110	5,686,922
Siemens AG	112,625	14,108,758

		80,307,492

Hong Kong - 1.5%

China Agri-Industries Holdings, Ltd.#	8,878,000	3,619,909
China Mobile, Ltd.	1,001,500	12,437,904

		16,057,813

India - 0.6%

Jain Irrigation Systems, Ltd.	1,609,577	2,362,110
LIC Housing Finance, Ltd.	516,974	2,582,314
Power Grid Corp. of India, Ltd.	916,402	1,945,164

		6,889,588

Ireland - 1.2%

CRH PLC#	352,760	8,148,488
Dragon Oil PLC	434,710	4,330,104

		12,478,592

Israel - 1.3%

Teva Pharmaceutical Industries, Ltd. ADR	269,170	14,136,808

Italy - 3.2%

Eni SpA	524,979	13,092,331
Saipem SpA†#	207,587	4,926,026
UniCredit SpA	2,106,054	16,299,100

		34,317,457

Japan - 7.5%

Bandai Namco Holdings, Inc.	411,800	11,501,666
Canon, Inc.	169,000	5,520,986
Capcom Co., Ltd.#	345,540	6,343,230
ITOCHU Corp.	1,386,200	17,619,775
Konica Minolta, Inc.	335,900	3,690,074
Nikon Corp.#	225,200	3,269,399
Nissan Motor Co., Ltd.	1,412,700	13,564,201
Suntory Beverage & Food, Ltd.	214,500	7,865,034
Toyota Motor Corp.	196,200	11,178,563

		80,552,928

Netherlands - 4.3%

Aegon NV#	1,708,953	13,508,800
Akzo Nobel NV	147,780	10,444,701
ING Groep NV CVA†	1,007,994	13,860,408
QIAGEN NV†	330,060	7,992,765

		45,806,674

Norway - 2.3%

Statoil ASA#	536,640	15,065,523
Telenor ASA	394,298	9,040,045

		24,105,568

Russia - 1.0%

Lukoil OAO ADR (SGMX)	13,510	753,183
Lukoil OAO ADR (OTC)	43,008	2,387,374
MMC Norilsk Nickel OJSC ADR	271,639	5,315,975

Mobile Telesystems OJSC ADR	120,356	2,220,568

		10,677,100

Singapore - 1.6%

Flextronics International, Ltd.†	906,210	10,004,558
United Overseas Bank, Ltd.#	366,000	6,719,011

		16,723,569

South Korea - 12.6%

Daewoo International Corp.	38,100	1,399,699
Hana Financial Group, Inc.	691,275	29,009,075
Hyundai Mobis	39,326	11,402,775
Hyundai Motor Co.	14,632	3,362,351
KB Financial Group, Inc.	622,023	25,489,478
KIWOOM Securities Co., Ltd.	89,050	4,593,239
Korea Investment Holdings Co., Ltd.	157,999	7,931,505
POSCO	48,515	15,981,074
Samsung Electronics Co., Ltd.	28,850	35,111,100

		134,280,296

Spain - 1.3%

Telefonica SA	891,361	14,136,429
Telefonica SA ADR#	859	13,615

		14,150,044

Sweden - 1.1%

Getinge AB, Class B	239,574	6,262,499
Telefonaktiebolaget LM Ericsson, Class B	414,660	5,170,457

		11,432,956

Switzerland - 8.0%

ABB, Ltd.	333,560	7,568,275
Basilea Pharmaceutica†#	33,210	3,725,974
Credit Suisse Group AG	721,105	20,328,084
GAM Holding AG	186,050	3,617,442
Lonza Group AG	49,050	5,615,331
Meyer Burger Technology AG†#	196,930	2,140,800
Nobel Biocare Holding AG#	471,314	8,573,546
Novartis AG	114,910	10,307,542
Roche Holding AG	65,980	19,239,525
Swiss Re AG	53,270	4,366,393

		85,482,912

Thailand - 0.4%
Bangkok Bank PCL	742,600	4,766,218

United Kingdom - 14.8%

Aviva PLC	1,227,958	10,621,081
BAE Systems PLC	1,415,310	10,458,193
Barclays PLC	1,019,720	3,799,689
BP PLC	2,091,682	16,725,330
BP PLC ADR	180	8,611
Carillion PLC#	1,538,340	8,596,347
GlaxoSmithKline PLC	610,401	14,941,957
HSBC Holdings PLC#	1,363,300	14,756,607
Kingfisher PLC	2,085,445	10,514,558
Marks & Spencer Group PLC	1,280,880	9,141,624
Noble Corp. PLC	261,360	7,438,306
Paragon Offshore PLC†#	87,120	811,958
Rexam PLC	653,016	5,496,412
Royal Dutch Shell PLC, Class A	167,235	6,753,660
Royal Dutch Shell PLC, Class B	268,205	11,334,111
Serco Group PLC#	454,124	2,340,150
Tesco PLC	5,102,420	19,478,571
Vodafone Group PLC	1,552,411	5,328,436

		158,545,601

Total Common Stocks
(cost $885,759,234)		1,033,577,108

PREFERRED SECURITIES - 0.7%
Brazil - 0.7%

Petroleo Brasileiro SA ADR	220,901	4,596,950
Vale SA ADR	240,654	2,803,619

Total Preferred Securities
(cost $7,949,546)		7,400,569

Total Long-Term Investment Securities
(cost $893,708,780)		1,040,977,677

SHORT-TERM INVESTMENT SECURITIES - 7.2%

Registered Investment Companies - 5.5%
State Street Navigator Securities Lending Prime Portfolio(1)	59,084,014	59,084,014

Time Deposits - 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	$18,201,000	18,201,000

Total Short-Term Investment Securities
(cost $77,285,014)		77,285,014

TOTAL INVESTMENTS -
(cost $970,993,794)(2)	104.6%	1,118,262,691
Liabilities in excess of other assets	(4.6)	(49,321,071)

NET ASSETS -	100.0%	$1,068,941,620

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $55,535,321. This was secured by collateral of $59,084,014, which was received in cash and subsequently invested in short-term investments currently valued at $59,084,014 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt
CVA -	Certification Van Aandelen (Dutch Cert.)
OTC -	Over-the-Counter
SGMX -	SIGMA-X

Industry Allocation*

Oil Companies-Integrated	10.0%
Medical-Drugs	8.9
Diversified Banking Institutions	8.0
Registered Investment Companies	5.5
Diversified Financial Services	5.1
Electronic Components-Semiconductors	3.3
Insurance-Multi-line	3.2
Oil-Field Services	3.0
Insurance-Life/Health	3.0
Auto-Cars/Light Trucks	2.6
Food-Retail	2.4
Telecom Services	2.1
Oil Companies-Exploration & Production	2.0
Cellular Telecom	1.9
Energy-Alternate Sources	1.9
Oil & Gas Drilling	1.8
Import/Export	1.8
Time Deposits	1.7
Steel-Producers	1.5
Metal-Diversified	1.5
Telephone-Integrated	1.3
Medical-Generic Drugs	1.3
Diversified Manufacturing Operations	1.3
Finance-Other Services	1.3
Finance-Investment Banker/Broker	1.2
Toys	1.1
Auto/Truck Parts & Equipment-Original	1.1
Banks-Commercial	1.0
Insurance-Reinsurance	1.0
Containers-Metal/Glass	1.0
Retail-Building Products	1.0
Aerospace/Defense	1.0
Chemicals-Diversified	1.0
Electronic Components-Misc.	1.0
Retail-Major Department Stores	0.8
Building & Construction-Misc.	0.8
Medical Products	0.8
Chemicals-Other	0.8
Building Products-Cement	0.8
Medical-Biomedical/Gene	0.8
Diagnostic Kits	0.7
Beverages-Non-alcoholic	0.7
Engineering/R&D Services	0.7
Airlines	0.7
Rubber-Tires	0.7
Photo Equipment & Supplies	0.6
Entertainment Software	0.6
Medical Instruments	0.6
Coal	0.6
Retail-Drug Store	0.6
Investment Management/Advisor Services	0.5
Enterprise Software/Service	0.5
Chemicals-Specialty	0.5
Office Automation & Equipment	0.5
Wireless Equipment	0.5
Medical-Wholesale Drug Distribution	0.4
Building & Construction Products-Misc.	0.4
Agricultural Operations	0.3
Distribution/Wholesale	0.3
Machinery-General Industrial	0.3
Retail-Misc./Diversified	0.3
Food-Misc./Diversified	0.3
Metal Products-Distribution	0.3
Metal-Iron	0.3
Finance-Mortgage Loan/Banker	0.2
Rubber/Plastic Products	0.2
Consulting Services	0.2
Machine Tools & Related Products	0.2
Electric-Transmission	0.2
Diversified Operations	0.1

104.6%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Canada	$68,399,229	$—	$—	$68,399,229
France	114,600,968	—	—	114,600,968
Germany	80,307,492	—	—	80,307,492
Japan	80,552,928	—	—	80,552,928
South Korea	134,280,296	—	—	134,280,296
Switzerland	85,482,912	—	—	85,482,912
United Kingdom	158,545,601	—	—	158,545,601
Other Countries*	311,407,682	—	—	311,407,682
Preferred Securities	7,400,569	—	—	7,400,569
Short-Term Investment Securities:
Registered Investment Companies	59,084,014	—	—	59,084,014
Time Deposits	—	18,201,000	—	18,201,000

Total	$1,100,061,691	$18,201,000	$—	$1,118,262,691

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.1%
Australia - 7.6%

BGP Holdings PLC†(1)(2)	479,213	$0
Charter Hall Group	365,466	1,542,798
GPT Group	1,643,395	6,124,047
Mirvac Group	4,945,381	8,475,386
Scentre Group†	1,793,558	5,745,572
Stockland	1,794,325	7,122,193
Westfield Corp.†	1,054,242	7,502,724

		36,512,720

Bermuda - 3.0%

Hongkong Land Holdings, Ltd.	798,000	5,466,300
Kerry Logistics Network, Ltd.	1,142,000	1,880,236
Kerry Properties, Ltd.	1,861,500	6,905,520

		14,252,056

Canada - 3.9%

Allied Properties Real Estate Investment Trust	61,576	2,021,763
Artis Real Estate Investment Trust	72,900	1,067,385
Boardwalk Real Estate Investment Trust	16,700	1,057,631
Calloway Real Estate Investment Trust	83,300	2,043,237
Canadian Apartment Properties REIT	54,597	1,195,078
Canadian Real Estate Investment Trust	37,700	1,677,135
Dream Office Real Estate Investment Trust	46,598	1,245,842
Granite Real Estate Investment Trust	28,900	1,078,334
H&R Real Estate Investment Trust	138,800	2,952,676
RioCan Real Estate Investment Trust	174,200	4,340,180

		18,679,261

Cayman Islands - 0.6%

Fu Shou Yuan International Group, Ltd.#	5,549,000	3,021,501

China - 0.7%

China Vanke Co., Ltd.†#	1,856,700	3,478,595

Finland - 0.4%

Citycon OYJ	539,284	1,984,058

France - 4.6%

Klepierre	176,605	8,411,817
Unibail-Rodamco SE (Euronext Amsterdam)	40,960	11,000,683
Unibail-Rodamco SE (Euronext Paris)	9,189	2,467,903

		21,880,403

Germany - 1.4%

Deutsche Wohnen AG	293,426	6,619,843

Hong Kong - 3.7%

Henderson Land Development Co., Ltd.	453,580	3,005,314
Link REIT	283,350	1,681,808
Sun Hung Kai Properties, Ltd.	848,504	12,875,281

		17,562,403

India - 0.4%

Sobha Developers, Ltd.	256,337	1,913,656

Indonesia - 0.6%

Summarecon Agung Tbk PT	24,838,900	2,845,405

Japan - 14.2%

Advance Residence Investment Corp.	1,990	4,900,168
Invincible Investment Corp.	8,265	2,279,041
Japan Excellent, Inc.	815	1,097,424
Mitsubishi Estate Co., Ltd.	922,000	21,281,013
Mitsui Fudosan Co., Ltd.#	433,000	13,795,906
Nippon Building Fund, Inc.	447	2,487,510
Nippon Prologis REIT, Inc.	1,856	4,505,989
Nomura Real Estate Office Fund, Inc.	1,404	6,504,186
Tokyu Fudosan Holdings Corp.	887,900	6,809,979
Top REIT, Inc.	1,010	4,659,522

		68,320,738

Jersey - 0.6%

Kennedy Wilson Europe Real Estate PLC	154,658	2,819,176

Malaysia - 0.4%

UEM Sunrise, Bhd	3,053,100	1,859,756

Netherlands - 1.0%

Corio NV	90,286	4,850,240

Singapore - 4.2%

Ascendas India Trust	6,619,000	4,265,878
Fortune Real Estate Investment Trust	3,304,000	3,095,082
Global Logistic Properties, Ltd.	2,517,000	5,743,125
Keppel REIT Management, Ltd.	5,608,000	5,612,265
Keppel Telecommunications & Transportation, Ltd.	1,228,000	1,651,687

		20,368,037

Spain - 0.5%

Merlin Properties Socimi SA†	198,469	2,606,219

Sweden - 1.0%

Fabege AB	205,402	2,700,783
Hufvudstaden AB, Class A	151,988	2,019,113

		4,719,896

Switzerland - 0.9%

PSP Swiss Property AG	48,336	4,370,010

United Kingdom - 6.7%

Big Yellow Group PLC	356,689	3,120,670
British Land Co. PLC	641,567	7,780,540
Capital & Counties Properties PLC	566,867	3,146,987
Derwent London PLC	100,322	4,648,400
Hammerson PLC	767,901	7,744,600
Helical Bar PLC	202,152	1,130,142
Quintain Estates & Development PLC†	1,332,545	1,957,819
UNITE Group PLC	382,442	2,780,912

		32,310,070

United States - 41.7%

American Tower Corp.	122,897	12,117,644
AvalonBay Communities, Inc.	88,680	13,665,588
Boston Properties, Inc.	73,005	8,864,267
Brixmor Property Group, Inc.	112,400	2,660,508
Brookdale Senior Living, Inc.†	43,710	1,527,664
Cousins Properties, Inc.	429,000	5,444,010

Crown Castle International Corp.	83,568	6,644,492
CubeSmart	113,700	2,114,820
DDR Corp.	453,485	8,262,497
EastGroup Properties, Inc.	27,100	1,757,164
Empire State Realty Trust, Inc., Class A	116,400	1,913,616
Essex Property Trust, Inc.	31,489	6,091,547
Federal Realty Investment Trust	43,100	5,378,018
General Growth Properties, Inc.	248,494	6,105,498
Health Care REIT, Inc.	149,857	10,127,336
Healthcare Realty Trust, Inc.	105,615	2,636,150
Healthcare Trust of America, Inc., Class A	314,676	3,917,716
Hilton Worldwide Holdings, Inc.†	120,767	3,057,820
Host Hotels & Resorts, Inc.	205,554	4,690,742
Hudson Pacific Properties, Inc.	124,651	3,346,879
LaSalle Hotel Properties	135,600	4,956,180
Mid-America Apartment Communities, Inc.	67,300	4,867,136
National Health Investors, Inc.	36,100	2,328,811
National Retail Properties, Inc.#	107,679	3,999,198
Piedmont Office Realty Trust, Inc., Class A#	193,200	3,765,468
Prologis, Inc.	244,615	10,014,538
Public Storage	44,500	7,795,510
Realty Income Corp.#	79,791	3,568,254
Retail Opportunity Investments Corp.	168,312	2,666,062
RLJ Lodging Trust	160,900	4,796,429
Simon Property Group, Inc.	111,103	18,890,843
SL Green Realty Corp.	62,993	6,888,285
UDR, Inc.	148,206	4,434,324
Washington Prime Group, Inc.	60,151	1,174,148
Weyerhaeuser Co.	293,590	9,967,380

		200,436,542

Total Long-Term Investment Securities
(cost $414,577,197)		471,410,585

SHORT-TERM INVESTMENT SECURITIES - 8.8%
Registered Investment Companies - 6.3%

State Street Navigator Securities Lending Prime Portfolio(3)	14,561,075	14,561,075
SSgA U.S. Government Money Market Fund	15,874,419	15,874,419

		30,435,494

Time Deposits - 2.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	$11,830,000	11,830,000

Total Short-Term Investment Securities
(cost $42,265,494)		42,265,494

TOTAL INVESTMENTS -
(cost $456,842,691)(4)	106.9%	513,676,079
Liabilities in excess of other assets	(6.9)	(33,044,293)

NET ASSETS -	100.0%	$480,631,786

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At August 31, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	At August 31, 2014, the Fund had loaned securities with a total value of $14,139,776. This was secured by collateral of $14,561,075, which was received in cash and subsequently invested in short-term investments currently valued at $14,561,075 as reported in the portfolio of investments.
(4)	See Note 5 for cost of investments on a tax basis.

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

Euronext Paris - Euronext Stock Exchange, Paris

Industry Allocation*
Real Estate Investment Trusts	70.4%
Real Estate Operations & Development	15.9
Real Estate Management/Services	9.2
Registered Investment Companies	6.3
Time Deposits	2.5
Transport-Services	0.7
Hotels/Motels	0.6
Funeral Services & Related Items	0.6
Building-Residential/Commercial	0.4
Retirement/Aged Care	0.3

106.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Australia	$36,512,720	$—	$0	$36,512,720
Japan	68,320,738	—	—	68,320,738
United Kingdom	32,310,070	—	—	32,310,070
United States	200,436,542	—	—	200,436,542
Other Countries*	133,830,515	—	—	133,830,515
Short-Term Investment Securities:
Registered Investment Companies	30,435,494	—	—	30,435,494
Time Deposits	—	11,830,000	—	11,830,000

Total	$501,846,079	$11,830,000	$0	$513,676,079

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.8%
Australia - 2.9%

ALS, Ltd.	20,776	$144,364
Amcor, Ltd.	23,746	253,268
AMP, Ltd.	129,319	710,172
APA Group	51,752	374,587
Asciano, Ltd.	97,867	574,010
ASX, Ltd.	20,260	709,379
Aurizon Holdings, Ltd.	57,252	255,054
Bendigo and Adelaide Bank, Ltd.	15,529	180,566
BGP Holdings PLC†(1)(2)	60,919	0
Boral, Ltd.	11,544	59,406
Caltex Australia, Ltd.	8,086	215,154
CFS Retail Property Trust Group	208,053	417,769
Cochlear, Ltd.	5,597	379,242
Computershare, Ltd.	22,663	260,767
Dexus Property Group	397,542	447,398
Federation Centres	184,999	459,594
Flight Centre Travel Group, Ltd.	3,623	158,696
Goodman Group	25,960	135,289
GPT Group	108,965	406,054
Harvey Norman Holdings, Ltd.	67,534	223,911
Iluka Resources, Ltd.	6,351	52,791
Insurance Australia Group, Ltd.†	141,443	854,692
Lend Lease Group	34,531	461,178
Metcash, Ltd.	190,071	498,822
Mirvac Group	296,664	508,422
Newcrest Mining, Ltd.†	37,931	401,019
Ramsay Health Care, Ltd.	6,584	319,509
Scentre Group†	197,039	631,204
Seek, Ltd.	6,622	108,045
Sonic Healthcare, Ltd.	6,460	106,367
Stockland	84,650	336,000
Sydney Airport	40,644	168,161
Transurban Group	97,719	735,593
Westfield Corp.†	37,343	265,759
Woodside Petroleum, Ltd.	24,607	981,319
WorleyParsons, Ltd.	11,479	176,250

		12,969,811

Austria - 0.1%

IMMOFINANZ AG	77,207	241,949
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,556	317,737

		559,686

Belgium - 0.7%

Ageas	5,475	183,767
Belgacom SA	14,196	506,145
Colruyt SA	12,998	619,957
Delhaize Group SA	3,903	272,059
Groupe Bruxelles Lambert SA	5,394	530,283
KBC Groep NV†	5,010	285,533
Telenet Group Holding NV†	6,927	404,754
Umicore SA	7,250	350,705

		3,153,203

Bermuda - 0.3%

Arch Capital Group, Ltd.†#	5,395	299,854
Everest Re Group, Ltd.#	2,835	464,486
NWS Holdings, Ltd.	114,000	215,643
RenaissanceRe Holdings, Ltd.#	2,126	217,681

		1,197,664

British Virgin Islands - 0.1%

Michael Kors Holdings, Ltd.†#	3,299	264,316

Canada - 4.5%

Agnico Eagle Mines, Ltd.	3,973	151,934
Agrium, Inc.	5,008	473,579
AltaGas, Ltd.	12,039	582,297
ARC Resources, Ltd.	20,327	587,582
ATCO, Ltd., Class I	400	17,213
Bell Aliant, Inc.	28,687	813,937
Brookfield Asset Management, Inc., Class A	10,000	477,789
Canadian Tire Corp., Ltd., Class A	7,635	788,709
Canadian Utilities, Ltd., Class A	1,600	57,596
Catamaran Corp.†	2,600	122,503
CGI Group, Inc., Class A†	12,923	457,350
CI Financial Corp	13,900	456,132
Dollarama, Inc.	6,610	562,759
Empire Co., Ltd., Class A	5,700	396,269
Fairfax Financial Holdings, Ltd.	1,173	540,499
First Capital Realty, Inc.	31,468	559,148
Fortis, Inc.	8,986	277,026
Franco-Nevada Corp.	3,900	219,731
Gildan Activewear, Inc.	1,500	86,002
Great-West Lifeco, Inc.	23,315	682,317
IGM Financial, Inc.	10,684	509,782
Industrial Alliance Insurance & Financial Services, Inc.	4,394	189,694
Intact Financial Corp.	8,447	574,191
Inter Pipeline, Ltd.	11,025	367,872
Magna International, Inc.	4,200	476,203
Manulife Financial Corp.	33,110	668,412
Methanex Corp.	3,748	250,602
Metro, Inc., Class A	13,980	906,328
Onex Corp	3,843	223,766
Open Text Corp.	3,100	174,145
Pacific Rubiales Energy Corp.	4,400	91,577
Pembina Pipeline Corp.	11,110	510,592
Pengrowth Energy Corp.	18,469	117,714
Power Corp. of Canada	15,812	465,940
Power Financial Corp.	11,571	374,065
RioCan Real Estate Investment Trust	8,342	207,840
Saputo, Inc.	9,751	593,149
Shaw Communications, Inc., Class B	30,851	777,163
Silver Wheaton Corp.	4,863	121,474
Sun Life Financial, Inc.	20,721	770,487
Teck Resources, Ltd., Class B	23,752	539,351
Thomson Reuters Corp.	15,465	586,000
Tim Hortons, Inc.	6,000	482,296
Tourmaline Oil Corp.†	4,224	213,939
TransAlta Corp.	22,969	264,905
Valeant Pharmaceuticals International, Inc.†	4,500	527,187
Vermilion Energy, Inc.	9,694	630,605

		19,925,651

Cayman Islands - 0.0%

ASM Pacific Technology, Ltd.	2,800	29,066
Herbalife, Ltd.#	2,239	114,144

		143,210

Denmark - 0.5%

Coloplast A/S, Class B	3,794	314,956
DSV A/S	9,202	282,282
Novozymes A/S, Class B	13,875	644,199
Pandora A/S	1,530	114,381
TDC A/S	43,217	370,961
Tryg A/S	3,278	325,551
William Demant Holding A/S†	1,959	151,359

		2,203,689

Finland - 0.8%

Elisa Oyj	19,153	521,441
Metso Oyj	5,795	227,212
Neste Oil Oyj	19,009	372,155
Nokia Oyj	64,828	544,731
Nokian Renkaat Oyj	6,820	217,308
Orion Oyj, Class B	16,695	654,801
Sampo Oyj, Class A	11,806	580,633
UPM-Kymmene Oyj	32,334	485,607

		3,603,888

France - 4.0%

Accor SA	4,740	230,316
Aeroports de Paris	4,322	574,420
Alcatel-Lucent†	41,725	144,298
Arkema SA	1,665	124,941
AtoS	2,792	212,996
Bouygues SA	10,557	387,497
Bureau Veritas SA	13,335	316,789
Cap Gemini SA	5,697	405,044
Casino Guichard Perrachon SA	6,636	791,981
Christian Dior SA	3,704	658,731
CNP Assurances	33,879	668,397
Dassault Systemes	8,584	568,459
Edenred	14,871	441,012
Eurazeo SA	2,831	215,116
Eutelsat Communications SA	17,118	570,964
Fonciere Des Regions	4,190	423,920
Gecina SA	2,214	312,727
Groupe Eurotunnel SA	19,174	246,696
ICADE	2,394	222,614
Iliad SA	762	167,406
Imerys SA	2,983	238,385
JCDecaux SA	5,425	191,463
Kering	1,975	418,452
Klepierre	7,729	368,138
L’Oreal SA	7,958	1,317,508
Lagardere SCA	9,932	273,466
Legrand SA	8,351	461,625
Natixis	27,157	190,904
Publicis Groupe SA	7,556	562,929
SCOR SE	23,806	728,821
Societe BIC SA	1,567	212,896
Sodexo	5,354	527,406
Suez Environnement Co.	16,410	302,514
Unibail-Rodamco SE	3,841	1,031,583
Valeo SA	3,163	382,229
Vallourec SA	6,510	290,744
Veolia Environnement SA	10,717	196,790
Vinci SA	13,453	879,409
Vivendi SA	37,342	971,252
Wendel SA	1,542	186,139
Zodiac Aerospace	7,356	239,944

		17,656,921

Germany - 1.6%

Axel Springer SE	5,321	315,248
Beiersdorf AG	8,073	710,598
Brenntag AG	5,679	300,529
Celesio AG	3,035	103,086
Deutsche Wohnen AG	25,082	565,863
Fraport AG Frankfurt Airport Services Worldwide	3,078	208,688
Hannover Rueck SE	7,134	592,513
Infineon Technologies AG	19,560	227,324
LANXESS AG	2,986	184,853
Metro AG†	8,624	302,891
Muenchener Rueckversicherungs AG	7,316	1,466,922
OSRAM Licht AG†	2,844	118,907
ProSiebenSat.1 Media AG	4,944	198,231
SAP SE	17,315	1,346,862
Telefonica Deutschland Holding AG	41,017	311,886
United Internet AG	7,100	305,013

		7,259,414

Guernsey - 0.1%

Friends Life Group, Ltd.	81,764	416,316

Hong Kong - 1.4%

AIA Group, Ltd.	183,600	1,002,094
Bank of East Asia, Ltd.	79,800	339,791
BOC Hong Kong Holdings, Ltd.	58,500	196,634
Cheung Kong Holdings, Ltd.	27,000	491,571
Hang Lung Properties, Ltd.	81,000	268,082
Hang Seng Bank, Ltd.	18,600	314,398
Henderson Land Development Co., Ltd.	20,900	138,479
Hong Kong & China Gas Co., Ltd.	321,600	729,509
Hong Kong Exchanges and Clearing, Ltd.	34,100	783,635
Hutchison Whampoa, Ltd.	37,000	483,145
Link REIT	66,000	391,739
New World Development Co., Ltd.	57,000	72,077
Sino Land Co., Ltd.	156,000	274,558
Swire Pacific, Ltd., Class A	13,000	174,954
Swire Properties, Ltd.	18,800	63,071
Techtronic Industries Co.	25,000	76,451
Wharf Holdings, Ltd.	29,000	227,134
Wheelock & Co., Ltd.	19,000	99,535

		6,126,857

Ireland - 0.9%

Accenture PLC, Class A#	11,023	893,525
CRH PLC	15,983	369,195
James Hardie Industries PLC	28,578	341,904
Kerry Group PLC, Class A	7,640	574,709
Pentair PLC	7,618	518,557
Perrigo Co. PLC#	3,838	570,864
Seagate Technology PLC#	3,319	207,703
XL Group PLC	10,599	362,274

		3,838,731

Israel - 0.1%

Israel Chemicals, Ltd.	34,959	269,931
Israel Corp., Ltd.†	244	137,478
NICE Systems, Ltd.	4,365	168,641

		576,050

Italy - 0.9%

Assicurazioni Generali SpA	56,432	1,153,756
Banco Popolare SC†	16,152	251,916
Exor SpA	4,327	172,156
Intesa Sanpaolo SpA RSP	133,068	347,067
Luxottica Group SpA	7,764	414,691
Mediobanca SpA†	43,136	376,912
Terna Rete Elettrica Nazionale SpA	182,571	940,365
Unione di Banche Italiane SCpA	33,889	264,722
UnipolSai SpA	22,664	71,173

		3,992,758

Japan - 8.2%

ABC-Mart, Inc.†	300	15,368
ACOM Co., Ltd.†	10,500	36,330
Advantest Corp.	2,800	32,509
Aeon Co., Ltd.	28,000	302,485
AEON Financial Service Co., Ltd.	7,600	176,331
Aeon Mall Co., Ltd.	1,400	30,504
Air Water, Inc.	3,000	47,172
Aisin Seiki Co., Ltd.	4,400	162,603
Ajinomoto Co., Inc.	12,000	195,089
Alfresa Holdings Corp.	200	11,879
Amada Co., Ltd.	13,000	122,447
ANA Holdings, Inc.	21,000	51,044
Aozora Bank, Ltd.	35,000	119,419
Asahi Glass Co., Ltd.	47,000	254,503
Asahi Kasei Corp.	21,000	168,412
Asics Corp.	2,000	40,963
Astellas Pharma, Inc.	34,500	496,718
Bank of Yokohama, Ltd.	34,000	187,475
Benesse Holdings, Inc.	1,100	38,959
Brother Industries, Ltd.	3,700	71,728
Calbee, Inc.	1,600	55,207
Canon, Inc.	18,500	604,368
Casio Computer Co., Ltd.	3,900	67,921
Central Japan Railway Co.	2,800	392,369
Chiba Bank, Ltd.†	47,000	331,116
Chugai Pharmaceutical Co., Ltd.	3,700	117,175
Citizen Holdings Co., Ltd.	4,000	28,411
Credit Saison Co., Ltd.	5,200	103,305
Dai Nippon Printing Co., Ltd.	10,000	104,907
Dai-ichi Life Insurance Co., Ltd.	14,900	213,450
Daido Steel Co., Ltd.	8,000	35,139
Daihatsu Motor Co., Ltd.	19,000	325,965
Daikin Industries, Ltd.	6,600	454,822
Daito Trust Construction Co., Ltd.	1,400	173,108
Daiwa House Industry Co., Ltd.	10,000	189,101
Daiwa Securities Group, Inc.	29,000	235,830
Dena Co., Ltd.	1,100	13,702
Denso Corp.	10,400	451,105
Dentsu, Inc.	8,600	349,224
Don Quijote Holdings Co., Ltd.	1,000	52,958
East Japan Railway Co.	5,900	458,356
Eisai Co., Ltd.	4,100	171,239
FANUC Corp.	3,700	618,771
Fast Retailing Co., Ltd.	900	281,561
Fuji Heavy Industries, Ltd.	9,400	267,016
GungHo Online Entertainment, Inc.	5,000	26,719
Gunma Bank, Ltd.	32,000	188,534
Hakuhodo DY Holdings, Inc.	1,800	18,615
Hamamatsu Photonics KK	1,100	52,280
Hankyu Hanshin Holdings, Inc.	20,000	117,834
Hino Motors, Ltd.	11,000	155,942
Hirose Electric Co., Ltd.†	600	77,447
Hisamitsu Pharmaceutical Co., Inc.	6,900	273,891
Hitachi Chemical Co., Ltd.	14,700	273,528
Hitachi Construction Machinery Co., Ltd.	600	11,787
Hitachi High-Technologies Corp.	1,300	36,309
Hoya Corp.	13,500	436,290
Hulic Co., Ltd.	4,300	48,767
Ibiden Co., Ltd.	1,700	33,381
Iida Group Holdings Co., Ltd.	8,900	127,454
Isetan Mitsukoshi Holdings, Ltd.	6,100	73,286
Isuzu Motors, Ltd.	20,000	138,190
ITOCHU Corp.	29,900	380,054
Iyo Bank, Ltd.	42,900	434,999
Japan Exchange Group, Inc.	3,300	78,278
JFE Holdings, Inc.	12,200	246,709
Joyo Bank, Ltd.	89,000	461,916
JSR Corp.	3,200	55,607
Kajima Corp.	59,000	301,677
Kakaku.com, Inc.†	2,100	32,919
Kaneka Corp.	6,000	35,465
Kansai Paint Co., Ltd.	4,000	63,511
Kao Corp.	10,900	469,859
KDDI Corp.	8,300	478,559
Keikyu Corp.	52,000	457,302
Keio Corp.	4,000	30,871
Keisei Electric Railway Co., Ltd.	2,000	20,683
Keyence Corp.	800	342,352
Kikkoman Corp.	15,000	328,416
Kintetsu Corp.	32,000	112,259
Komatsu, Ltd.	10,600	239,925
Konica Minolta, Inc.	10,000	109,856
Kuraray Co., Ltd.	5,900	73,378
Kurita Water Industries, Ltd.	4,700	105,478
Kyocera Corp.	5,900	275,847
Kyowa Hakko Kirin Co., Ltd.	2,000	27,104
LIXIL Group Corp.	9,300	205,763
M3, Inc.	1,600	27,973
Mabuchi Motor Co., Ltd.	1,400	118,949

Makita Corp.	3,300	184,276
Marui Group Co., Ltd.	3,500	29,401
Maruichi Steel Tube, Ltd.	1,800	47,818
McDonald’s Holdings Co. Japan, Ltd.	4,600	113,403
Medipal Holdings Corp.	1,300	16,818
MEIJI Holdings Co., Ltd.	1,400	115,315
Mitsubishi Chemical Holdings Corp.	28,500	142,137
Mitsubishi Corp.	35,500	734,089
Mitsubishi Estate Co., Ltd.	32,000	738,604
Mitsubishi Gas Chemical Co., Inc.	8,000	51,747
Mitsubishi Logistics Corp.	14,000	209,775
Mitsubishi Tanabe Pharma Corp.	3,100	47,433
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,800	41,607
Mitsui Chemicals, Inc.	13,000	38,358
Mitsui Fudosan Co., Ltd.	13,000	414,196
MS&AD Insurance Group Holdings, Inc.	8,600	193,954
Murata Manufacturing Co., Ltd.	900	85,930
Nabtesco Corp.	4,100	94,377
NGK Insulators, Ltd.	9,000	226,633
NGK Spark Plug Co., Ltd.	4,000	116,680
NH Foods, Ltd.	4,000	84,656
NHK Spring Co., Ltd.	3,500	33,437
Nidec Corp.	4,000	255,005
Nikon Corp.	8,000	116,142
Nintendo Co., Ltd.	1,600	177,308
Nippon Express Co., Ltd.	9,000	41,174
Nippon Paint Co., Ltd.	4,000	98,957
Nippon Steel & Sumitomo Metal Corp.	147,000	415,943
Nippon Telegraph & Telephone Corp.	7,200	483,022
Nisshin Seifun Group, Inc.	3,300	38,029
Nissin Foods Holdings Co., Ltd.	800	45,826
Nitori Holdings Co., Ltd.	1,200	71,969
Nitto Denko Corp.	2,900	151,905
NOK Corp.	1,200	25,927
Nomura Real Estate Holdings, Inc.	2,200	39,689
Nomura Research Institute, Ltd.†	2,000	63,146
NTT Data Corp.	2,400	86,040
NTT DOCOMO, Inc.	26,000	449,431
NTT Urban Development Corp.	1,700	19,476
Obayashi Corp.	30,000	228,939
Odakyu Electric Railway Co., Ltd.	8,000	78,889
Oji Holdings Corp.	20,000	81,311
Omron Corp.	3,900	168,864
Ono Pharmaceutical Co., Ltd.	2,600	231,900
Oracle Corp. Japan	2,100	85,578
Oriental Land Co., Ltd.	2,400	466,990
ORIX Corp.	20,200	304,810
Osaka Gas Co., Ltd.	39,000	160,431
Otsuka Corp.	1,200	50,863
Otsuka Holdings Co., Ltd.	6,500	236,273
Park24 Co., Ltd.	1,300	22,615
Rakuten, Inc.	12,400	160,415
Resona Holdings, Inc.	31,300	169,729
Ricoh Co., Ltd.	11,500	124,401
Rinnai Corp.	600	53,227
Rohm Co., Ltd.	1,400	89,346
Sanrio Co., Ltd.	1,600	45,688
Santen Pharmaceutical Co., Ltd.	3,500	201,836
SBI Holdings, Inc.	6,400	75,783
Secom Co., Ltd.	4,300	262,806
Seiko Epson Corp.	1,100	55,716
Sekisui Chemical Co., Ltd.	8,000	94,574
Sekisui House, Ltd.	12,000	150,858
Seven & I Holdings Co., Ltd.	16,800	673,728
Sharp Corp.†	20,000	63,050
Shikoku Electric Power Co., Inc.†	3,100	38,048
Shimamura Co., Ltd.†	500	45,077
Shimano, Inc.	1,300	155,058
Shimizu Corp.	8,000	66,125
Shin-Etsu Chemical Co., Ltd.	7,100	440,556
Shinsei Bank, Ltd.	30,000	63,146
Shionogi & Co., Ltd.	4,300	101,254
Shiseido Co., Ltd.	8,200	151,319
Shizuoka Bank, Ltd.†	24,000	248,892
Showa Shell Sekiyu KK	17,000	182,344
SMC Corp.	800	209,102
SoftBank Corp.	13,500	973,915
Sompo Japan Nipponkoa Holdings, Inc.	4,900	118,350
Sony Financial Holdings, Inc.	2,200	35,227
Sumitomo Chemical Co., Ltd.	30,000	107,550
Sumitomo Dainippon Pharma Co., Ltd.	9,400	127,658
Sumitomo Mitsui Trust Holdings, Inc.	49,000	201,049
Sumitomo Realty & Development Co., Ltd.	8,000	309,789
Sumitomo Rubber Industries, Ltd.	4,500	64,270
Suntory Beverage & Food, Ltd.	5,200	190,668
Suruga Bank, Ltd.†	15,000	284,877
Suzuken Co., Ltd.	700	23,312
Sysmex Corp.	2,400	92,844
T&D Holdings, Inc.	7,900	97,986
Taisei Corp.	42,000	250,276
Taisho Pharmaceutical Holdings Co., Ltd.	200	15,167
Taiyo Nippon Sanso Corp.	3,000	26,988
Takashimaya Co., Ltd.	3,000	25,633
TDK Corp.	2,200	109,530
Teijin, Ltd.	8,000	19,607
Terumo Corp.	5,400	135,876
THK Co., Ltd.	3,800	89,955
Tobu Railway Co., Ltd.	42,000	220,001
Toho Co., Ltd.	1,100	25,469
Toho Gas Co., Ltd.	3,000	17,271
Tokio Marine Holdings, Inc.	11,000	335,302
Tokyo Electron, Ltd.	2,800	191,905
Tokyo Gas Co., Ltd.	49,000	278,284
Tokyo Tatemono Co., Ltd.	5,000	42,770
Tokyu Corp.	80,000	555,144
Tokyu Fudosan Holdings Corp.	7,900	60,591
TonenGeneral Sekiyu KK	38,000	346,600
Toppan Printing Co., Ltd.	21,000	154,203
Toray Industries, Inc.	30,000	204,690
TOTO, Ltd.	17,000	206,689
Toyo Seikan Group Holdings, Ltd.	14,800	202,274

Toyota Tsusho Corp.	6,600	174,127
Trend Micro, Inc.	4,600	148,109
Unicharm Corp.	3,000	196,963
USS Co., Ltd.	4,300	70,878
West Japan Railway Co.	3,300	156,064
Yahoo Japan Corp.	26,500	106,718
Yakult Honsha Co., Ltd.	1,900	104,272
Yamada Denki Co., Ltd.	17,100	54,894
Yamaguchi Financial Group, Inc.	20,000	196,646
Yamaha Corp.	14,800	212,231
Yamato Holdings Co., Ltd.	6,900	142,549
Yamato Kogyo Co., Ltd.	1,700	56,206
Yaskawa Electric Corp.	5,000	64,251
Yokohama Rubber Co., Ltd.	5,000	44,404

		36,513,233

Jersey - 0.9%

Delphi Automotive PLC	4,630	322,155
Petrofac, Ltd.	19,565	366,709
Randgold Resources, Ltd.	6,190	522,552
Shire PLC	13,342	1,090,431
Wolseley PLC	13,263	712,962
WPP PLC	43,616	914,527

		3,929,336

Liberia - 0.1%

Royal Caribbean Cruises, Ltd.	4,887	311,595

Luxembourg - 0.5%

Altice SA†	2,299	146,809
Millicom International Cellular SA SDR	2,936	263,176
RTL Group SA	6,638	643,945
SES SA FDR	19,834	733,875
Subsea 7 SA	13,591	226,080
Tenaris SA	14,213	313,556

		2,327,441

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	445,000	181,698

Netherlands - 1.8%

Aegon NV	53,210	420,610
Akzo Nobel NV	9,073	641,256
ASML Holding NV	7,016	671,211
CNH Industrial NV†	28,931	251,272
Core Laboratories NV	1,510	238,565
Corio NV	7,072	379,914
Delta Lloyd NV	11,804	284,373
Fugro NV CVA	6,395	231,957
Gemalto NV	3,926	384,365
ING Groep NV CVA†	67,204	924,088
Koninklijke Boskalis Westminster NV	3,272	188,285
Koninklijke Vopak NV	6,747	345,921
Nielsen NV	6,362	298,950
OCI†	3,386	113,183
QIAGEN NV†	21,929	531,035
Randstad Holding NV	4,580	222,331
Reed Elsevier NV	33,827	771,155
STMicroelectronics NV	17,514	146,682
Wolters Kluwer NV	20,892	578,668
Ziggo NV	12,329	586,429

		8,210,250

New Zealand - 0.4%

Auckland International Airport, Ltd.	215,238	660,731
Contact Energy, Ltd.	31,255	145,095
Fletcher Building, Ltd.	16,653	128,151
Ryman Healthcare, Ltd.	113,293	763,797
Spark New Zealand, Ltd.	100,213	246,021

		1,943,795

Norway - 0.4%

Aker Solutions ASA	18,644	282,159
DNB ASA	29,711	554,149
Gjensidige Forsikring ASA	6,762	140,631
Norsk Hydro ASA	53,703	315,393
Orkla ASA	36,942	333,780

		1,626,112

Portugal - 0.2%

Banco Espirito Santo SA†(1)(3)	126,030	19,872
Galp Energia SGPS SA	35,620	631,839
Jeronimo Martins SGPS SA	20,530	278,116

		929,827

Singapore - 0.8%

Ascendas Real Estate Investment Trust	9,000	16,933
Avago Technologies, Ltd.	4,497	369,159
CapitaLand, Ltd.	48,000	127,585
CapitaMall Trust	21,000	33,626
City Developments, Ltd.	31,000	248,933
ComfortDelGro Corp., Ltd.	167,000	335,591
DBS Group Holdings, Ltd.	29,000	416,060
Global Logistic Properties, Ltd.	48,000	109,523
Jardine Cycle & Carriage, Ltd.	2,000	72,151
Keppel Corp., Ltd.	4,000	34,906
Oversea-Chinese Banking Corp., Ltd.	112,000	896,681
StarHub, Ltd.	118,000	392,058
United Overseas Bank, Ltd.	29,000	532,381
Yangzijiang Shipbuilding Holdings, Ltd.	41,000	38,241

		3,623,828

Spain - 1.4%

Abertis Infraestructuras SA	29,714	625,074
Amadeus IT Holding SA, Class A	15,290	568,555
Banco Bilbao Vizcaya Argentaria SA	116,247	1,406,761
Banco de Sabadell SA	91,044	286,627
Banco Popular Espanol SA	44,345	276,827
CaixaBank SA	52,080	313,275
Distribuidora Internacional de Alimentacion SA	44,927	378,276
Ferrovial SA	21,104	429,531
Grifols SA	7,215	335,882
Mapfre SA	69,126	259,132
Red Electrica Corp. SA	7,177	604,383
Zardoya Otis SA	48,883	709,097

		6,193,420

Sweden - 1.6%

Assa Abloy AB, Class B	11,492	580,581
Atlas Copco AB, Class A	11,881	345,929
Atlas Copco AB, Class B	6,918	184,401
Electrolux AB, Series B	12,595	319,504
Elekta AB, Series B	21,379	243,636
Getinge AB, Class B	14,268	372,967
Hexagon AB, Class B	4,029	131,778
Husqvarna AB, Class B	23,138	175,126
Industrivarden AB, Class C	7,286	131,350
Investment AB Kinnevik, Class B	11,899	482,821
Investor AB, Class B	28,696	1,063,385
Skandinaviska Enskilda Banken AB, Class A	41,153	537,284
Skanska AB, Class B	26,619	550,718
Svenska Handelsbanken AB, Class A	21,218	994,530
Swedbank AB, Class A	15,493	394,571
Tele2 AB, Class B	33,714	419,420

		6,928,001

Switzerland - 3.1%

ACE, Ltd.	14,144	1,503,931
Actelion, Ltd.	5,058	620,921
Aryzta AG	5,920	540,703
Baloise Holding AG	8,041	1,048,426
Coca-Cola HBC AG CDI	11,950	280,521
EMS-Chemie Holding AG	1,636	711,033
Garmin, Ltd.#	5,762	313,049
Geberit AG	1,820	617,537
Pargesa Holding SA BR	7,073	607,490
Partners Group Holding AG	2,090	551,384
Sika AG	105	396,874
Sonova Holding AG	2,736	437,498
Sulzer AG	3,258	432,247
Swatch Group AG	5,564	569,703
Swatch Group AG (BR)	1,240	672,373
Swiss Life Holding AG	1,534	386,654
Swiss Prime Site AG	15,669	1,251,062
Swiss Re AG	8,341	683,689
Swisscom AG	1,983	1,151,287
Zurich Insurance Group AG	3,550	1,071,129

		13,847,511

United Kingdom - 6.5%

3i Group PLC	56,633	369,684
Admiral Group PLC	14,876	329,697
Aggreko PLC	10,584	299,059
AMEC PLC	41,933	783,170
Antofagasta PLC	46,067	600,736
ARM Holdings PLC	35,432	571,166
ASOS PLC†	2,281	107,280
British Land Co. PLC	70,268	852,168
Bunzl PLC	47,262	1,291,485
Burberry Group PLC	16,758	395,334
Capita PLC	43,280	881,616
Croda International PLC	11,154	404,048
Direct Line Insurance Group PLC	168,006	833,678
easyJet PLC	12,615	279,586
Ensco PLC, Class A#	5,048	254,823
Hammerson PLC	66,365	669,319
Hargreaves Lansdown PLC	15,316	285,289
Inmarsat PLC	34,758	404,213
InterContinental Hotels Group PLC	15,898	609,416
Intertek Group PLC	11,307	525,785
Intu Properties PLC	109,352	620,870
Investec PLC	69,703	634,710
ITV PLC	138,088	484,169
Johnson Matthey PLC	13,064	684,914
Kingfisher PLC	131,770	664,368
Land Securities Group PLC	45,232	812,495
Legal & General Group PLC	169,013	678,179
Liberty Global PLC, Class A†#	13,817	603,388
London Stock Exchange Group PLC	17,922	607,858
Next PLC	7,442	876,576
Old Mutual PLC	273,014	901,503
Persimmon PLC	18,636	409,627
Prudential PLC	62,517	1,504,921
Reed Elsevier PLC	52,900	862,851
Rexam PLC	62,922	529,612
Royal Mail PLC	72,269	535,579
RSA Insurance Group PLC	60,812	462,585
Sage Group PLC	148,812	972,637
Schroders PLC	10,060	406,839
Segro PLC	109,111	670,402
Standard Life PLC	114,681	731,850
Tate & Lyle PLC	63,054	708,154
Travis Perkins PLC	20,418	590,824
Tullow Oil PLC	46,035	557,903
United Utilities Group PLC	59,180	861,632
Weir Group PLC	8,051	353,527
Whitbread PLC	9,434	687,399

		29,162,924

United States - 53.0%

AbbVie, Inc.#	26,328	1,455,412
Activision Blizzard, Inc.	21,401	503,780
Adobe Systems, Inc.†	13,548	974,101
ADT Corp.#	5,153	189,940
Advance Auto Parts, Inc.	1,669	227,685
Aetna, Inc.	8,166	670,674
Affiliated Managers Group, Inc.†#	2,171	458,407
Aflac, Inc.	10,410	637,508
AGCO Corp.#	8,079	394,578
Air Products & Chemicals, Inc.#	7,497	998,675
Airgas, Inc.	4,810	530,928
Akamai Technologies, Inc.†	2,360	142,591
Albemarle Corp.#	3,514	223,420
Alexion Pharmaceuticals, Inc.†	3,307	559,842
Allergan, Inc.	6,982	1,142,814
Alliance Data Systems Corp.†#	2,004	530,339
Allstate Corp.	17,486	1,075,214
Amazon.com, Inc.†	5,197	1,761,991
American Airlines Group, Inc.	1,865	72,567
American Express Co.	17,828	1,596,497

American Realty Capital Properties, Inc.	21,523	283,243
American Tower Corp.	8,198	808,323
American Water Works Co., Inc.#	1,295	65,540
Ameriprise Financial, Inc.#	4,688	589,563
AmerisourceBergen Corp.	4,612	356,923
AMETEK, Inc.	5,175	273,965
Amgen, Inc.	12,134	1,691,237
Anadarko Petroleum Corp.	11,091	1,249,845
Analog Devices, Inc.	7,865	402,059
ANSYS, Inc.†#	4,926	400,484
Antero Resources Corp.†	4,598	265,994
Apache Corp.#	8,500	865,555
Apple, Inc.	85,071	8,719,778
Applied Materials, Inc.#	32,705	755,649
Arrow Electronics, Inc.†#	11,322	704,795
Ashland, Inc.#	3,636	389,852
Assurant, Inc.	3,129	208,861
AT&T, Inc.#	91,842	3,210,796
Autodesk, Inc.†	2,952	158,345
Automatic Data Processing, Inc.#	12,864	1,073,887
AutoNation, Inc.†#	1,343	72,858
AvalonBay Communities, Inc.#	1,205	185,691
Avery Dennison Corp.#	3,851	185,349
Avnet, Inc.	3,294	146,616
Avon Products, Inc.#	17,145	240,716
B/E Aerospace, Inc.†	4,466	378,449
Baker Hughes, Inc.	11,033	762,822
Ball Corp.#	1,103	70,702
Bank of America Corp.	138,229	2,224,105
Bank of New York Mellon Corp.	26,975	1,056,881
BB&T Corp.#	10,304	384,648
Bed Bath & Beyond, Inc.†#	5,949	382,283
Best Buy Co., Inc.#	8,183	260,956
Biogen Idec, Inc.†	3,337	1,144,724
BioMarin Pharmaceutical, Inc.†#	3,277	233,388
BlackRock, Inc.	3,116	1,029,931
BorgWarner, Inc.	4,398	273,512
Boston Scientific Corp.†#	9,353	118,596
Bristol-Myers Squibb Co.#	28,392	1,438,055
Broadcom Corp., Class A#	3,963	156,063
C.H. Robinson Worldwide, Inc.#	4,348	296,794
CA, Inc.	13,516	381,692
Cablevision Systems Corp., Class A#	12,339	228,395
Cabot Oil & Gas Corp.	12,614	423,074
Calpine Corp.†#	5,559	132,137
Cameron International Corp.†#	6,032	448,359
Capital One Financial Corp.	9,435	774,236
Cardinal Health, Inc.#	15,539	1,145,224
CarMax, Inc.†#	5,322	278,873
CBRE Group, Inc., Class A†	5,598	177,904
CBS Corp., Class B	9,062	537,286
Celanese Corp., Series A	5,507	344,408
Celgene Corp.†#	19,276	1,831,606
CenterPoint Energy, Inc.#	10,416	258,733
CenturyLink, Inc.#	15,673	642,436
Cerner Corp.†#	6,558	378,134
Charles Schwab Corp.	30,560	871,266
Charter Communications, Inc., Class A†	1,559	244,560
Cheniere Energy, Inc.†#	3,265	262,049
Chesapeake Energy Corp.#	10,877	295,854
Chipotle Mexican Grill, Inc.†#	292	198,166
Church & Dwight Co., Inc.	3,092	210,998
Cigna Corp.	7,022	664,281
Cimarex Energy Co.	1,978	287,126
Cincinnati Financial Corp.#	7,397	355,722
Cintas Corp.#	1,960	129,634
Cisco Systems, Inc.	82,918	2,072,121
CIT Group, Inc.#	4,745	227,570
Citigroup, Inc.	40,391	2,086,195
Citrix Systems, Inc.†#	4,196	294,811
Clorox Co.#	16,714	1,480,860
CME Group, Inc.	5,954	455,779
Coach, Inc.#	9,553	351,837
Cobalt International Energy, Inc.†#	5,337	81,923
Coca-Cola Co.	69,525	2,900,583
Cognizant Technology Solutions Corp., Class A†	16,062	734,515
Colgate-Palmolive Co.#	17,825	1,153,812
Comcast Corp., Class A#	36,633	2,004,924
Comcast Corp., Special Class A#	15,918	869,123
ConAgra Foods, Inc.#	9,393	302,455
Concho Resources, Inc.†#	5,409	768,294
ConocoPhillips	30,519	2,478,753
Consolidated Edison, Inc.#	28,166	1,630,530
Continental Resources, Inc.†#	1,447	233,387
Costco Wholesale Corp.	10,603	1,283,811
Cree, Inc.†#	2,275	103,649
Crown Castle International Corp.	11,673	928,120
Crown Holdings, Inc.†#	20,420	985,673
CSX Corp.#	25,614	791,729
Cummins, Inc.	3,747	543,727
Danaher Corp.	21,550	1,650,946
DaVita HealthCare Partners, Inc.†	3,417	255,182
Deere & Co.#	9,106	765,724
Delta Air Lines, Inc.	4,554	180,247
Denbury Resources, Inc.#	16,404	282,477
Devon Energy Corp.	16,278	1,227,687
Diamond Offshore Drilling, Inc.#	7,496	329,374
DIRECTV†	7,348	635,235
Discover Financial Services	6,101	380,519
Dollar Tree, Inc.†	4,905	263,031
Dover Corp.	9,448	830,196
Dr Pepper Snapple Group, Inc.	13,500	849,420
Dun & Bradstreet Corp.#	4,529	531,614
Eaton Vance Corp.#	7,738	303,020
eBay, Inc.†	16,672	925,296
Ecolab, Inc.#	6,727	772,394
Edwards Lifesciences Corp.†#	1,474	146,309
Electronic Arts, Inc.†#	6,470	244,825
Eli Lilly & Co.	26,723	1,698,514
EMC Corp.	24,261	716,427
Emerson Electric Co.#	27,856	1,783,341
Energen Corp.#	4,468	359,585
EOG Resources, Inc.	11,204	1,231,096
EQT Corp.#	4,234	419,420

Equifax, Inc.	1,132	89,156
Equity Residential#	4,565	303,436
Estee Lauder Cos., Inc., Class A	9,355	718,745
Expedia, Inc.#	1,835	157,627
Expeditors International of Washington, Inc.#	12,311	508,444
Express Scripts Holding Co.†	12,501	924,199
Facebook, Inc., Class A†	24,385	1,824,486
Fastenal Co.#	8,596	389,227
Fidelity National Information Services, Inc.	12,902	732,189
Fifth Third Bancorp	16,520	337,091
FireEye, Inc.†#	839	26,126
First Republic Bank#	4,068	198,925
Fiserv, Inc.†#	18,661	1,203,075
FleetCor Technologies, Inc.†	1,905	273,729
Flowserve Corp.	2,899	220,005
Fluor Corp.#	3,800	280,782
FMC Corp.	6,990	462,319
FMC Technologies, Inc.†	7,696	475,921
FNF Group	9,708	274,833
Franklin Resources, Inc.	8,094	457,473
Frontier Communications Corp.#	59,168	402,342
GameStop Corp., Class A#	2,482	104,740
General Growth Properties, Inc.	7,510	184,521
General Mills, Inc.#	30,640	1,635,563
Genworth Financial, Inc., Class A†	5,764	81,791
Gilead Sciences, Inc.†	23,073	2,482,193
Goldman Sachs Group, Inc.	5,393	965,940
Google, Inc., Class A†	4,285	2,495,413
Halliburton Co.	17,488	1,182,364
Harley-Davidson, Inc.#	8,266	525,387
Harris Corp.	3,898	278,278
Hartford Financial Services Group, Inc.#	6,147	227,746
Hasbro, Inc.#	5,545	291,972
HCA Holdings, Inc.†	3,732	260,568
HCP, Inc.	8,258	357,819
Health Care REIT, Inc.#	4,275	288,905
Helmerich & Payne, Inc.#	1,589	166,924
Hershey Co.#	8,053	736,205
Hertz Global Holdings, Inc.†	8,567	253,155
Hewlett-Packard Co.#	25,977	987,126
Hormel Foods Corp.#	113	5,727
Host Hotels & Resorts, Inc.#	17,677	403,389
Hudson City Bancorp, Inc.	22,717	224,217
Humana, Inc.#	4,537	584,093
IHS, Inc., Class A†#	4,224	601,793
Illumina, Inc.†	873	156,581
Intel Corp.#	77,461	2,704,938
Intercontinental Exchange, Inc.	3,293	622,377
International Flavors & Fragrances, Inc.	1,914	194,443
Interpublic Group of Cos., Inc.#	11,182	218,384
Intuit, Inc.	7,862	653,961
Intuitive Surgical, Inc.†	524	246,285
Iron Mountain, Inc.#	10,355	372,573
J.B. Hunt Transport Services, Inc.#	3,691	278,855
Johnson & Johnson	47,102	4,885,890
Joy Global, Inc.#	2,645	167,032
Kansas City Southern#	3,351	386,571
Kellogg Co.#	22,131	1,437,851
Keurig Green Mountain, Inc.#	1,589	211,845
KeyCorp	14,820	201,700
Kimberly-Clark Corp.	13,784	1,488,672
Kinder Morgan Management LLC†#	5,468	534,383
Kinder Morgan, Inc.#	9,786	393,984
KLA-Tencor Corp.#	4,765	364,141
Kohl’s Corp.#	3,702	217,641
L Brands, Inc.	5,008	319,761
L-3 Communications Holdings, Inc.	1,843	202,638
Lam Research Corp.#	5,712	410,750
Lennar Corp., Class A#	4,922	192,844
Level 3 Communications, Inc.†#	1,682	75,623
Liberty Interactive Corp., Class A†	16,032	473,265
Liberty Media Corp., Class A†	2,073	102,054
Liberty Media Corp., Class C†	4,146	200,957
Lincoln National Corp.#	4,737	260,724
Linear Technology Corp.#	11,587	522,690
LinkedIn Corp., Class A†#	1,119	252,614
LKQ Corp.†	19,595	556,498
Loews Corp.	4,054	177,322
M&T Bank Corp.#	2,297	283,978
Macy’s, Inc.#	6,590	410,491
Manpowergroup, Inc.#	3,677	285,262
MasterCard, Inc., Class A	17,311	1,312,347
Mattel, Inc.#	13,550	467,340
McCormick & Co., Inc.#	2,257	157,290
McGraw Hill Financial, Inc.	8,137	660,155
McKesson Corp.	3,134	611,224
MDU Resources Group, Inc.	13,201	413,323
Mead Johnson Nutrition Co.	2,194	209,746
Medtronic, Inc.#	31,737	2,026,407
MetLife, Inc.	16,768	917,880
Microchip Technology, Inc.#	8,180	399,429
Microsoft Corp.	115,738	5,257,977
Mondelez International, Inc., Class A	46,342	1,677,117
Monster Beverage Corp.†#	3,198	282,735
Moody’s Corp.#	3,583	335,261
Morgan Stanley	26,504	909,352
Mosaic Co.	4,808	229,630
Motorola Solutions, Inc.	5,861	348,143
Murphy Oil Corp.#	11,083	692,355
Mylan, Inc.†#	14,563	707,762
NASDAQ OMX Group, Inc.#	9,822	426,962
National Oilwell Varco, Inc.	18,017	1,557,209
Navient Corp.	15,533	278,662
NetApp, Inc.	7,797	328,722
Netflix, Inc.†#	702	335,303
New York Community Bancorp, Inc.#	12,673	202,134
Newell Rubbermaid, Inc.#	8,252	276,607
News Corp., Class A†#	30,490	537,386
NIKE, Inc., Class B	10,868	853,681
NiSource, Inc.#	11,297	448,152
Noble Energy, Inc.#	9,951	717,865
Nordstrom, Inc.#	3,501	242,444
Northeast Utilities#	3,717	170,573

Northern Trust Corp.	5,512	382,257
NVIDIA Corp.#	10,828	210,605
Oceaneering International, Inc.	7,530	523,787
Ocwen Financial Corp.†#	5,900	164,846
Omnicom Group, Inc.#	16,300	1,173,763
ONEOK, Inc.#	11,712	822,182
Oracle Corp.	67,045	2,784,379
Owens-Illinois, Inc.†	18,635	573,772
PACCAR, Inc.#	8,234	517,178
Pall Corp.#	4,486	378,484
Parker Hannifin Corp.#	7,317	845,114
Paychex, Inc.#	20,448	851,659
People’s United Financial, Inc.#	23,098	345,315
Pepco Holdings, Inc.#	24,741	681,862
PetSmart, Inc.#	9,343	668,679
Pharmacyclics, Inc.†#	661	82,222
Pioneer Natural Resources Co.#	3,020	630,123
Plum Creek Timber Co., Inc.#	5,220	212,089
PNC Financial Services Group, Inc.	8,369	709,273
Polaris Industries, Inc.#	1,001	145,525
PPG Industries, Inc.	4,886	1,005,832
Praxair, Inc.#	9,488	1,248,146
Priceline Group, Inc.†#	792	985,494
Principal Financial Group, Inc.#	9,934	539,317
Progressive Corp.	32,374	809,997
Prologis, Inc.	6,319	258,700
Prudential Financial, Inc.	9,296	833,851
Public Storage	2,098	367,528
PulteGroup, Inc.#	3,257	62,600
PVH Corp.	1,872	218,537
QEP Resources, Inc.#	7,429	264,250
QUALCOMM, Inc.	27,626	2,102,339
Quanta Services, Inc.†#	13,198	479,615
Quest Diagnostics, Inc.#	6,809	430,397
Range Resources Corp.#	4,423	347,604
Realogy Holdings Corp.†	9,284	378,509
Regeneron Pharmaceuticals, Inc.†#	1,130	396,088
Regions Financial Corp.	21,247	215,657
Republic Services, Inc.#	7,122	280,108
ResMed, Inc.#	8,514	451,668
Robert Half International, Inc.#	2,949	148,069
Rockwell Automation, Inc.#	4,854	566,025
Roper Industries, Inc.	2,407	362,398
Ross Stores, Inc.#	2,642	199,260
salesforce.com, Inc.†#	5,904	348,867
SanDisk Corp.#	2,172	212,769
SBA Communications Corp., Class A†#	5,953	656,556
Scripps Networks Interactive, Inc., Class A#	4,782	381,173
Sealed Air Corp.#	9,826	354,719
Sempra Energy	4,335	459,380
ServiceNow, Inc.†#	923	56,423
Sherwin-Williams Co.	1,149	250,608
Sigma-Aldrich Corp.#	1,989	206,856
Sirius XM Holdings, Inc.†#	21,912	79,541
Southwestern Energy Co.†	9,397	386,968
Spectra Energy Corp.#	19,093	795,414
Sprint Corp.†#	13,752	77,149
SPX Corp.	800	83,240
St Jude Medical, Inc.	7,346	481,824
Stanley Black & Decker, Inc.	3,672	335,988
Staples, Inc.#	34,276	400,344
State Street Corp.	10,416	750,264
Stericycle, Inc.†	2,368	281,437
Stryker Corp.#	2,743	228,519
SunTrust Banks, Inc.#	10,812	411,721
Superior Energy Services, Inc.	8,346	299,121
Symantec Corp.	22,526	546,931
T-Mobile US, Inc.†	2,376	71,470
T. Rowe Price Group, Inc.#	7,196	582,840
TD Ameritrade Holding Corp.#	8,777	290,606
Teradata Corp.†#	4,805	219,444
Tesla Motors, Inc.†#	1,203	324,449
Thermo Fisher Scientific, Inc.	8,596	1,033,325
Tiffany & Co.#	4,125	416,378
Time Warner Cable, Inc.	6,432	951,486
Time Warner, Inc.	23,104	1,779,701
TJX Cos., Inc.	13,985	833,646
Toll Brothers, Inc.†#	9,815	349,316
Torchmark Corp.#	14,422	786,720
Total System Services, Inc.#	12,635	397,497
Towers Watson & Co., Class A	2,199	241,076
Tractor Supply Co.#	4,914	328,992
Travelers Cos., Inc.#	15,357	1,454,461
Trimble Navigation, Ltd.†#	10,603	352,656
TripAdvisor, Inc.†#	1,514	150,022
TRW Automotive Holdings Corp.†	2,215	213,282
Twenty-First Century Fox, Inc., Class A#	28,776	1,019,246
Twitter, Inc.†	1,370	68,158
Under Armour, Inc., Class A†#	2,349	160,578
Union Pacific Corp.	17,463	1,838,330
United Rentals, Inc.†#	1,800	211,770
UnitedHealth Group, Inc.#	18,596	1,611,901
Universal Health Services, Inc., Class B#	2,666	305,097
US Bancorp#	31,693	1,339,980
Vantiv, Inc., Class A†#	7,072	221,212
Varian Medical Systems, Inc.†#	3,303	280,821
Ventas, Inc.#	5,600	368,368
Verisk Analytics, Inc., Class A†	9,765	626,815
Vertex Pharmaceuticals, Inc.†	3,015	282,114
VF Corp.	6,055	388,247
Viacom, Inc., Class B	8,294	673,058
Visa, Inc., Class A	8,289	1,761,578
Voya Financial, Inc.	5,965	233,172
Vulcan Materials Co.	3,322	210,548
Walgreen Co.	14,558	881,050
Walt Disney Co.#	29,589	2,659,459
WellPoint, Inc.#	7,363	857,863
Western Digital Corp.#	2,164	222,914
Western Union Co.#	12,196	213,064
Whiting Petroleum Corp.†#	3,731	345,714
Whole Foods Market, Inc.#	8,858	346,702
Williams Cos., Inc.	16,431	976,659
Windstream Holdings, Inc.	21,905	247,527

Wisconsin Energy Corp.#	7,248	328,552
WR Berkley Corp.#	8,094	391,345
WW Grainger, Inc.#	1,827	449,807
Wyndham Worldwide Corp.	2,223	179,930
Xylem, Inc.#	2,175	81,041
Yahoo!, Inc.†	28,185	1,085,404
Zimmer Holdings, Inc.	2,708	268,931
Zoetis, Inc.	8,951	317,223

		236,728,179

Total Common Stocks
(cost $412,234,367)		436,345,315

PREFERRED SECURITIES - 0.2%
Germany - 0.2%

Fuchs Petrolub SE	10,328	424,145
Porsche Automobil Holding SE	2,787	253,592

Total Preferred Securities
(cost $751,685)		677,737

RIGHTS - 0.0%
Singapore - 0.0%

Oversea-Chinese Banking Corp., Ltd. Expires 09/15/2014 (strike price SGD 7.65)†
(cost $0)	14,000	26,340

Total Long-Term Investment Securities
(cost $412,986,052)		437,049,392

SHORT-TERM INVESTMENT SECURITIES - 22.2%
Registered Investment Companies - 20.3%

State Street Navigator Securities Lending Prime Portfolio(4)	90,607,632	90,607,632

Time Deposits - 1.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	$8,217,000	8,217,000

U.S. Government Treasuries - 0.1%

United States Treasury Bills
Disc. Notes
0.03% due 09/18/2014(5)	100,000	99,998
0.04% due 09/18/2014(5)	350,000	349,995

		449,993

Total Short-Term Investment Securities
(cost $99,274,625)		99,274,625

TOTAL INVESTMENTS -
(cost $512,260,677)(6)	120.2%	536,324,017
Liabilities in excess of other assets	(20.2)	(89,985,011)

NET ASSETS -	100.0%	$446,339,006

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At August 31, 2014, the aggregate value of these securities was $19,872 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(4)	At August 31, 2014, the Fund had loaned securities with a total value of $92,502,707. This was secured by collateral of $90,607,632, which was received in cash and subsequently invested in short-term investments currently valued at $90,607,632 as reported in the portfolio of investments. Additional collateral of $3,635,020 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

			Value as of
Securities	Coupon Range	Maturity Date Range	August 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 11/15/2040	$281,862
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	2,867,850
Government National Mtg. Assoc.	2.75% to 4.00%	11/20/2038 to 11/16/2039	366,464
United States Treasury Bill	zero coupon	03/05/2015	5
United States Treasury Notes/Bonds	zero coupon to 6.00%	09/30/2014 to 02/15/2044	118,839

(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

CVA - Certification Van Aandelen (Dutch Cert.)

FDR - Federal Depository Receipt

BR - Bearer Shares

RSP - Risparmio Savings Shares

SDR - Swedish Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2014	Unrealized Appreciation (Depreciation)

83	Long	S&P 500 E- Mini Index	September 2014	$8,025,104	$8,305,810	$280,706

Industry Allocation*
Registered Investment Companies	20.3%
Oil Companies-Exploration & Production	3.9
Real Estate Investment Trusts	3.7
Medical-Drugs	3.5
Banks-Commercial	3.4
Insurance-Life/Health	3.2
Insurance-Multi-line	2.6
Computers	2.1
Telephone-Integrated	2.1
Medical-Biomedical/Gene	1.9
Time Deposits	1.8
Applications Software	1.7
Food-Misc./Diversified	1.7
Insurance-Property/Casualty	1.6
Multimedia	1.5
Investment Management/Advisor Services	1.4
Diversified Banking Institutions	1.4
Cable/Satellite TV	1.4
Transport-Rail	1.4
Food-Retail	1.3
Cosmetics & Toiletries	1.3
Oil-Field Services	1.3
Pipelines	1.2
Chemicals-Diversified	1.1
Diversified Manufacturing Operations	1.1
Beverages-Non-alcoholic	1.1
Commercial Services-Finance	1.0
Electronic Components-Semiconductors	1.0
Enterprise Software/Service	1.0
Insurance-Reinsurance	1.0
Real Estate Management/Services	0.9
Medical-HMO	0.9
Web Portals/ISP	0.9
Telecom Services	0.9
Finance-Credit Card	0.9
Electric-Integrated	0.9
Banks-Super Regional	0.9
Retail-Discount	0.9
Medical Instruments	0.8
Finance-Other Services	0.8
Data Processing/Management	0.8
Computer Services	0.7
Consumer Products-Misc.	0.7
Electric Products-Misc.	0.7
Semiconductor Components-Integrated Circuits	0.7
Chemicals-Specialty	0.7
Distribution/Wholesale	0.7
Transport-Services	0.7
Real Estate Operations & Development	0.6
E-Commerce/Products	0.6
Industrial Gases	0.6
Auto/Truck Parts & Equipment-Original	0.6
Semiconductor Equipment	0.6
Gas-Distribution	0.6
Medical Products	0.6
Investment Companies	0.5
Oil Field Machinery & Equipment	0.5
Containers-Metal/Glass	0.5
Retail-Apparel/Shoe	0.5
Advertising Agencies	0.5
Medical-Wholesale Drug Distribution	0.5
Banks-Fiduciary	0.5
Networking Products	0.5
Publishing-Periodicals	0.5
Hotels/Motels	0.5
Building & Construction-Misc.	0.5
Oil Refining & Marketing	0.5
Building & Construction Products-Misc.	0.5
E-Commerce/Services	0.4
Apparel Manufacturers	0.4
Commercial Services	0.4
Internet Content-Entertainment	0.4
Diversified Operations/Commercial Services	0.4
Retail-Jewelry	0.4
Computers-Memory Devices	0.4
Building-Heavy Construction	0.4
Retail-Major Department Stores	0.4
Machinery-Farming	0.4
Finance-Investment Banker/Broker	0.4
Auto-Cars/Light Trucks	0.4
Television	0.3
Satellite Telecom	0.3
Machinery-General Industrial	0.3
Building-Residential/Commercial	0.3
Wireless Equipment	0.3
Electric-Transmission	0.3
Human Resources	0.3
Water	0.3
Public Thoroughfares	0.3
Electronic Components-Misc.	0.3
Gold Mining	0.3
Import/Export	0.3
Medical-Generic Drugs	0.3
Consulting Services	0.3
Machinery-Construction & Mining	0.3
Toys	0.3
Medical-Hospitals	0.3
Private Equity	0.3
Airport Development/Maintenance	0.2
Diversified Operations	0.2
Oil Companies-Integrated	0.2
Retail-Building Products	0.2
Industrial Automated/Robotic	0.2
Computer Aided Design	0.2
Instruments-Scientific	0.2
Pharmacy Services	0.2
Building Products-Cement	0.2
Electronic Forms	0.2
Advertising Services	0.2
Athletic Footwear	0.2
Retail-Drug Store	0.2
Cellular Telecom	0.2
Agricultural Chemicals	0.2
Entertainment Software	0.2
Savings & Loans/Thrifts	0.2
Publishing-Books	0.2
Retirement/Aged Care	0.2
Oil & Gas Drilling	0.2
Food-Confectionery	0.2
Electronic Measurement Instruments	0.2
Steel-Producers	0.2
Chemicals-Plastics	0.2
Steel Pipe & Tube	0.2
Aerospace/Defense-Equipment	0.2
Containers-Paper/Plastic	0.2
Tools-Hand Held	0.2
Computers-Integrated Systems	0.1
Retail-Restaurants	0.1
Office Automation & Equipment	0.1
Internet Security	0.1
Retail-Regional Department Stores	0.1
Food-Dairy Products	0.1
Auto-Heavy Duty Trucks	0.1
Retail-Pet Food & Supplies	0.1
Machinery-Pumps	0.1
Diversified Financial Services	0.1
Metal-Copper	0.1
Diversified Minerals	0.1
Telecommunication Equipment	0.1
Airlines	0.1
Metal Processors & Fabrication	0.1
Transactional Software	0.1
Paper & Related Products	0.1
Engines-Internal Combustion	0.1
Food-Baking	0.1
Publishing-Newspapers	0.1
Diagnostic Kits	0.1
Motorcycle/Motor Scooter	0.1
Building Products-Air & Heating	0.1
Food-Wholesale/Distribution	0.1
Finance-Consumer Loans	0.1
Resorts/Theme Parks	0.1
Rental Auto/Equipment	0.1
Engineering/R&D Services	0.1
Security Services	0.1
Respiratory Products	0.1
U.S. Government Treasuries	0.1
Medical Labs & Testing Services	0.1
Retail-Automobile	0.1
Internet Content-Information/News	0.1
Transport-Truck	0.1
Optical Supplies	0.1
Coatings/Paint	0.1
Retail-Office Supplies	0.1
Computer Data Security	0.1
Retail-Bedding	0.1
Broadcast Services/Program	0.1
Filtration/Separation Products	0.1
Medical Information Systems	0.1
Precious Metals	0.1
Finance-Leasing Companies	0.1
Retail-Gardening Products	0.1
Rubber-Tires	0.1
Appliances	0.1
Retail-Consumer Electronics	0.1
Metal-Aluminum	0.1
Cruise Lines	0.1
Hazardous Waste Disposal	0.1
Non-Hazardous Waste Disposal	0.1
Home Decoration Products	0.1
Finance-Mortgage Loan/Banker	0.1
Dialysis Centers	0.1
Building Products-Doors & Windows	0.1
Retail-Auto Parts	0.1
Leisure Products	0.1
Storage/Warehousing	0.1
Machinery-Electrical	0.1
Textile-Products	0.1

120.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Australia	$12,969,811	$—	$0	$12,969,811
Japan	36,513,233	—	—	36,513,233
Portugal	909,955	19,872	—	929,827
United Kingdom	29,162,924	—	—	29,162,924
United States	236,728,179	—	—	236,728,179
Other Countries*	120,041,341	—	—	120,041,341
Preferred Securities	677,737	—	—	677,737
Rights	26,340	—	—	26,340
Short Term Investment Securities:
Registered Investment Companies	90,607,632	—	—	90,607,632
Time Deposits	—	8,217,000	—	8,217,000
U.S. Government Treasuries	—	449,993	—	449,993
Other Financial Instruments:†
Open Futures Contracts-Appreciation	280,706	—	—	280,706

Total	$527,917,858	$8,686,865	$0	$536,604,723

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount(4)	Value (Note 1)
COMMON STOCKS - 63.9%
Bermuda - 1.1%

Kunlun Energy Co., Ltd.#	1,576,000	$2,594,791
Noble Group, Ltd.	3,377,000	3,676,970

		6,271,761

Canada - 0.4%

Talisman Energy, Inc.	201,700	2,027,574

China - 2.4%

China Life Insurance Co., Ltd.#	1,181,000	3,398,210
China Shenhua Energy Co., Ltd., Class H	622,000	1,797,769
China Telecom Corp., Ltd., Class H	6,174,000	3,792,007
CSR Corp., Ltd., Class H	252,300	227,882
Sinopharm Group Co., Ltd.	581,600	2,033,711
Weichai Power Co., Ltd.	428,000	1,734,079

		12,983,658

France - 6.0%

AXA SA	149,285	3,697,485
BNP Paribas SA	84,970	5,736,388
Cie de St-Gobain	69,330	3,519,044
Cie Generale des Etablissements Michelin	21,300	2,355,117
Credit Agricole SA	219,170	3,249,836
Sanofi	52,982	5,812,911
Technip SA	19,570	1,812,837
Total SA	59,540	3,926,493
Vivendi SA	104,737	2,724,172

		32,834,283

Germany - 2.8%

Deutsche Boerse AG	24,090	1,712,747
Deutsche Lufthansa AG	110,760	1,917,399
HeidelbergCement AG	19,810	1,494,605
Merck KGaA	41,300	3,594,046
Metro AG†	62,520	2,195,820
Muenchener Rueckversicherungs AG	8,250	1,654,197
Siemens AG ADR#	24,050	3,013,465

		15,582,279

Ireland - 2.1%

Actavis PLC†	35,745	8,113,400
CRH PLC#	141,661	3,272,261

		11,385,661

Israel - 0.8%

Teva Pharmaceutical Industries, Ltd. ADR	82,892	4,353,488

Italy - 1.8%

Eni SpA	170,306	4,247,222
Intesa Sanpaolo SpA	549,874	1,635,756
UniCredit SpA	525,149	4,064,215

		9,947,193

Japan - 3.9%

ITOCHU Corp.	199,400	2,534,543
Konica Minolta, Inc.	258,000	2,834,293
Nikon Corp.#	131,100	1,903,278
Nissan Motor Co., Ltd.	483,900	4,646,221
Suntory Beverage & Food, Ltd.	89,600	3,285,348
Toyota Motor Corp. ADR	39,931	4,564,912
Trend Micro, Inc.	50,900	1,638,858

		21,407,453

Jersey - 0.3%

Shire PLC	21,810	1,782,514

Netherlands - 3.2%

Akzo Nobel NV	52,880	3,737,419
Fugro NV CVA#	26,780	971,353
ING Groep NV CVA†	346,531	4,764,970
Koninklijke Philips NV	46,506	1,417,061
QIAGEN NV†	51,102	1,237,491
Reed Elsevier NV	91,883	2,094,660
TNT Express NV	405,700	3,032,099

		17,255,053

Norway - 0.6%

Telenor ASA	150,072	3,440,691

Portugal - 0.6%

Galp Energia SGPS SA	183,680	3,258,175

Russia - 0.3%

MMC Norilsk Nickel OJSC ADR	95,220	1,863,455

Singapore - 1.2%

DBS Group Holdings, Ltd.	268,095	3,846,333
Singapore Telecommunications, Ltd.	955,000	2,966,575

		6,812,908

South Korea - 2.5%

Hyundai Mobis	6,574	1,906,165
KB Financial Group, Inc. ADR	38,625	1,571,651
POSCO ADR	44,000	3,643,200
Samsung Electronics Co., Ltd.	5,305	6,456,305

		13,577,321

Spain - 0.8%

Telefonica SA ADR#	264,201	4,187,586

Sweden - 0.5%

Getinge AB, Class B	102,520	2,679,888

Switzerland - 3.1%

ABB, Ltd.	102,930	2,335,419
ACE, Ltd.	16,217	1,724,354
Credit Suisse Group AG	127,200	3,585,792
Novartis AG	27,090	2,430,000
Roche Holding AG	17,630	5,140,843
Swiss Re AG	19,020	1,559,016

		16,775,424

Taiwan - 0.3%

Taiwan Semiconductor Manufacturing Co., Ltd.	415,914	1,725,409

United Kingdom - 8.4%

Aviva PLC	522,850	4,522,331
BAE Systems PLC	366,059	2,704,931
Barclays PLC	487,560	1,816,750
BP PLC	347,655	2,779,889
British Sky Broadcasting Group PLC	15,170	219,986
G4S PLC	507,383	2,232,180
GlaxoSmithKline PLC	186,576	4,567,179
HSBC Holdings PLC	466,783	5,035,201

Kingfisher PLC		426,000	2,147,840
Lloyds Banking Group PLC†		2,909,290	3,683,734
Marks & Spencer Group PLC		446,100	3,183,810
Noble Corp. PLC		55,970	1,592,906
Paragon Offshore PLC†#		18,656	173,874
Rexam PLC		172,634	1,453,054
Royal Dutch Shell PLC, Class B		87,186	3,684,405
Serco Group PLC#		223,500	1,151,719
Tesco PLC		593,260	2,264,780
Vodafone Group PLC ADR		78,485	2,695,175

			45,909,744

United States - 20.8%

Allegheny Technologies, Inc.		105,840	4,463,273
Amgen, Inc.		43,190	6,019,822
Applied Materials, Inc.		210,610	4,866,144
Baker Hughes, Inc.		39,200	2,710,288
Bank of New York Mellon Corp.		94,460	3,700,943
Capital One Financial Corp.		33,050	2,712,083
Chesapeake Energy Corp.		69,530	1,891,216
Chevron Corp.		15,610	2,020,715
Cisco Systems, Inc.		109,360	2,732,906
Citigroup, Inc.		98,850	5,105,602
Comcast Corp., Special Class A		91,175	4,978,155
CVS Caremark Corp.		50,670	4,025,732
Gilead Sciences, Inc.†		61,790	6,647,368
Isis Pharmaceuticals, Inc.†#		35,900	1,463,284
JPMorgan Chase & Co.		86,200	5,124,590
Knowles Corp.†		91,700	3,018,764
Macy’s, Inc.		77,780	4,844,916
Medtronic, Inc.		59,860	3,822,061
Merck & Co., Inc.		76,130	4,576,174
Microsoft Corp.		157,734	7,165,856
Morgan Stanley		111,880	3,838,603
News Corp., Class A†		150,093	2,645,389
Pfizer, Inc.		168,809	4,961,297
Seventy Seven Energy, Inc.†		4,966	116,552
Stanley Black & Decker, Inc.		31,460	2,878,590
Symantec Corp.		57,220	1,389,302
Target Corp.		42,683	2,563,968
Twenty-First Century Fox, Inc., Class A		49,667	1,759,205
United Parcel Service, Inc., Class B		25,010	2,434,223
Verizon Communications, Inc.		37,842	1,885,288
Voya Financial, Inc.		100,730	3,937,536
Walgreen Co.		60,910	3,686,273

			113,986,118

Total Common Stocks
(cost $269,531,293)			350,047,636

PREFERRED SECURITIES - 0.3%
Brazil - 0.3%

Petroleo Brasileiro SA ADR (cost $2,562,429)		80,325	1,671,563

FOREIGN GOVERNMENT OBLIGATIONS - 23.8%
Brazil - 2.4%

Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2015(1)	BRL	6,443,623	2,982,456
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2016(1)	BRL	1,136,532	521,201
Brazil Notas do Tesouro Nacional Bonds 6.00% due 08/15/2018(1)	BRL	4,074,825	1,871,379
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2045(1)	BRL	11,659,890	5,700,030
Brazil Notas do Tesouro Nacional Senior Notes 10.00% due 01/01/2017	BRL	5,200,000	2,300,175

			13,375,241

Canada - 0.6%

Government of Canada Bonds 1.00% due 11/01/2014	CAD	2,766,000	2,543,738
Government of Canada Bonds 1.00% due 02/01/2015	CAD	530,000	487,422

			3,031,160

Hungary - 3.2%

Republic of Hungary Senior Bonds 3.50% due 07/18/2016	EUR	135,000	184,808
Republic of Hungary Senior Bonds 3.88% due 02/24/2020	EUR	495,000	700,031
Republic of Hungary Bonds 4.00% due 04/25/2018	HUF	60,440,000	258,353
Republic of Hungary Senior Bonds 4.38% due 07/04/2017	EUR	685,000	966,840
Republic of Hungary Bonds 5.50% due 02/12/2016	HUF	164,800,000	720,467
Republic of Hungary Bonds 5.50% due 12/22/2016	HUF	858,700,000	3,806,172
Republic of Hungary Bonds 5.50% due 12/20/2018	HUF	167,520,000	757,524
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	151,220,000	679,998
Republic of Hungary Senior Bonds 5.75% due 06/11/2018	EUR	2,165,000	3,227,314
Republic of Hungary Bonds 6.00% due 11/24/2023	HUF	29,180,000	137,035

Republic of Hungary Senior Bonds 6.25% due 01/29/2020		910,000	1,028,300
Republic of Hungary Senior Bonds 6.38% due 03/29/2021#		400,000	456,000
Republic of Hungary Bonds 6.50% due 06/24/2019	HUF	155,700,000	733,929
Republic of Hungary Bonds 6.75% due 02/24/2017	HUF	633,000,000	2,879,061
Republic of Hungary Bonds 6.75% due 11/24/2017	HUF	128,040,000	593,261
Republic of Hungary Bonds 7.00% due 06/24/2022	HUF	50,400,000	249,518

			17,378,611

Iceland - 0.1%

Republic of Iceland Bonds 5.88% due 05/11/2022*		500,000	569,003

Indonesia - 0.4%

Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	246,213
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,291,979
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	6,847,000,000	727,284

			2,265,476

Ireland - 2.9%

Republic of Ireland Bonds 4.50% due 10/18/2018	EUR	159,000	243,052
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	701,000	1,104,576
Republic of Ireland Bonds 5.00% due 10/18/2020	EUR	3,920,000	6,391,381
Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	4,011,220	6,975,457
Republic of Ireland Bonds 5.90% due 10/18/2019	EUR	581,000	963,150

			15,677,616

Malaysia - 0.5%

Government of Malaysia Senior Notes 3.20% due 10/15/2015	MYR	1,430,000	453,504
Government of Malaysia Senior Bonds 3.74% due 02/27/2015	MYR	1,315,000	418,488
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	3,115,000	995,209
Government of Malaysia Senior Notes 3.84% due 08/12/2015	MYR	1,045,000	333,258
Government of Malaysia Senior Notes 4.72% due 09/30/2015	MYR	1,342,000	432,534

			2,632,993

Mexico - 2.0%

United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,155,046	171,111
United Mexican States Bonds 3.50% due 12/14/2017(1)	MXN	4,134,800	344,210
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	2,763,408	237,250
United Mexican States Bonds 4.50% due 12/18/2014(1)	MXN	1,700,321	132,718
United Mexican States Bonds 5.00% due 06/16/2016(1)	MXN	4,320,403	360,453
United Mexican States Bonds 6.00% due 06/18/2015	MXN	2,692,000	210,598
United Mexican States Bonds 6.25% due 06/16/2016	MXN	5,627,000	452,122
United Mexican States Bonds 7.25% due 12/15/2016	MXN	25,476,000	2,100,798
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	1,610,300
United Mexican States Bonds 8.00% due 12/17/2015	MXN	65,165,000	5,289,748
United Mexican States Bonds 9.50% due 12/18/2014	MXN	1,160,000	90,377

			10,999,685

Philippines - 0.0%

Republic of the Philippines Senior Notes 1.63% due 04/25/2016	PHP	6,400,000	145,032

Poland - 3.5%

Government of Poland Bonds zero coupon due 07/25/2015	PLN	1,271,000	389,044

Government of Poland Bonds zero coupon due 01/25/2016	PLN	14,052,000	4,255,589
Government of Poland FRS Bonds 2.69% due 01/25/2017	PLN	1,357,000	424,477
Government of Poland FRS Bonds 2.69% due 01/25/2021	PLN	1,376,000	425,480
Government of Poland Bonds 4.75% due 10/25/2016	PLN	17,245,000	5,670,533
Government of Poland Bonds 4.75% due 04/25/2017	PLN	30,000	9,963
Government of Poland Bonds 5.00% due 04/25/2016	PLN	9,015,000	2,939,279
Government of Poland Bonds 5.50% due 04/25/2015	PLN	3,325,000	1,059,179
Government of Poland Bonds 6.25% due 10/24/2015	PLN	12,572,000	4,102,548

			19,276,092

Portugal - 0.0%

Republic of Portugal Senior Notes 4.95% due 10/25/2023*	EUR	15,000	22,556
Republic of Portugal Senior Notes 5.65% due 02/15/2024*	EUR	37,400	58,736

			81,292

Russia - 0.9%

Russian Federation Senior Bonds 7.50% due 03/31/2030*(2)		4,285,360	4,767,463

Serbia - 0.1%

Republic of Serbia Senior Notes 5.25% due 11/21/2017*		270,000	281,137
Republic of Serbia Senior Notes 7.25% due 09/28/2021*		280,000	322,700

			603,837

Singapore - 0.1%

Republic of Singapore Senior Notes 1.13% due 04/01/2016	SGD	610,000	493,692

Slovenia - 0.2%

Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		690,000	762,105
Republic of Slovenia Bonds 5.85% due 05/10/2023*		240,000	271,440

			1,033,545

South Korea - 4.5%

Bank of Korea Senior Notes 2.46% due 08/02/2016	KRW	264,800,000	261,194
Bank of Korea 2.47% due 04/02/2015	KRW	370,900,000	367,169
Bank of Korea Senior Notes 2.74% due 02/02/2015	KRW	1,100,820,000	1,087,575
Bank of Korea Senior Notes 2.76% due 06/02/2015	KRW	376,900,000	372,879
Bank of Korea Senior Notes 2.78% due 10/02/2014	KRW	1,056,600,000	1,042,454
Bank of Korea Senior Notes 2.78% due 02/02/2016	KRW	297,530,000	294,967
Bank of Korea Senior Notes 2.79% due 06/02/2016	KRW	7,413,000,000	7,354,775
Bank of Korea Senior Notes 2.80% due 08/02/2015	KRW	2,887,440,000	2,859,114
Bank of Korea Senior Notes 2.80% due 04/02/2016	KRW	2,468,200,000	2,448,675
Bank of Korea 2.81% due 10/02/2015	KRW	60,000,000	59,453
Bank of Korea Senior Notes 2.84% due 12/02/2014	KRW	376,570,000	371,889
Bank of Korea Senior Notes 2.90% due 12/02/2015	KRW	3,729,700,000	3,701,391
Republic of South Korea Senior Notes 2.75% due 12/10/2015	KRW	1,530,800,000	1,516,432
Republic of South Korea Senior Notes 2.75% due 06/10/2016	KRW	1,259,500,000	1,248,753
Republic of South Korea Senior Notes 3.00% due 12/10/2016	KRW	1,345,300,000	1,341,634
Republic of South Korea Senior Notes 3.25% due 12/10/2014	KRW	199,730,000	197,470
Republic of South Korea Senior Notes 3.25% due 06/10/2015	KRW	314,300,000	312,109

			24,837,933

Sweden - 1.1%

Kingdom of Sweden Bonds 4.50% due 08/12/2015	SEK	41,660,000	6,205,562

Ukraine - 1.0%

Government of Ukraine Senior Bonds 7.50% due 04/17/2023#*		600,000	510,000
Government of Ukraine Senior Notes 7.80% due 11/28/2022#*		1,280,000	1,120,000
Government of Ukraine Senior Notes 7.95% due 02/23/2021*		770,000	669,900
Government of Ukraine Senior Notes 9.25% due 07/24/2017#*		3,210,000	2,961,225

			5,261,125

Vietnam - 0.3%

Republic of Vietnam Senior Bonds 6.75% due 01/29/2020*		1,695,000	1,915,350

Total Foreign Government Obligations
(cost $125,495,548)			130,550,708

Total Long-Term Investment Securities
(cost $397,589,270)			482,269,907

SHORT-TERM INVESTMENT SECURITIES - 13.7%
Foreign Government Obligations - 4.3%

Bank Negara Malaysia Monetary Notes
2.83% due 01/22/2015	MYR	935,000	169,212
2.83% due 03/03/2015	MYR	860,000	234,144
2.85% due 04/28/2015	MYR	80,000	31,052
2.86% due 01/08/2015	MYR	130,000	10,981
2.86% due 05/19/2015	MYR	250,000	21,692
2.87% due 09/25/2014	MYR	320,000	79,168
2.87% due 04/16/2015	MYR	90,000	15,544
2.87% due 05/19/2015	MYR	90,000	142,545
2.87% due 06/30/2015	MYR	80,000	3,086
2.87% due 07/16/2015	MYR	240,000	27,732
2.87% due 08/11/2015	MYR	150,000	18,444
2.88% due 09/09/2014	MYR	170,000	290,117
2.88% due 01/08/2015	MYR	260,000	53,339
2.88% due 06/03/2015	MYR	150,000	21,659
2.88% due 06/16/2015	MYR	700,000	55,623
2.89% due 09/18/2014	MYR	80,000	3,168
2.89% due 08/04/2015	MYR	80,000	30,749
2.90% due 05/19/2015	MYR	695,000	18,593
2.90% due 07/16/2015	MYR	1,845,000	1,081,548
2.90% due 08/11/2015	MYR	60,000	141,408
2.91% due 09/11/2014	MYR	30,000	28,531
2.91% due 11/18/2014	MYR	40,000	47,273
2.91% due 12/02/2014	MYR	10,000	47,216
2.92% due 10/02/2014	MYR	140,000	28,485
2.93% due 11/06/2014	MYR	310,000	41,012
2.95% due 06/03/2015	MYR	30,000	3,094
2.95% due 06/30/2015	MYR	280,000	6,172
3.00% due 09/18/2014	MYR	20,000	25,347
3.00% due 03/05/2015	MYR	165,000	24,971
3.01% due 10/16/2014	MYR	130,000	75,879
3.04% due 09/09/2014	MYR	130,000	6,341
3.04% due 10/16/2014	MYR	410,000	25,294
3.04% due 12/16/2014	MYR	130,000	25,151
3.04% due 02/17/2015	MYR	620,000	100,033
3.05% due 05/05/2015	MYR	560,000	57,396
3.07% due 10/02/2014	MYR	460,000	216,802
3.07% due 10/16/2014	MYR	80,000	583,307
3.07% due 10/16/2014	MYR	50,000	80,829
3.08% due 11/06/2014	MYR	100,000	220,834
3.09% due 10/28/2014	MYR	1,950,000	97,909
3.09% due 03/12/2015	MYR	1,650,000	96,697
3.10% due 03/05/2015	MYR	20,000	43,699
3.10% due 03/12/2015	MYR	10,000	9,358
3.12% due 10/28/2014	MYR	50,000	3,159
3.12% due 12/16/2014	MYR	70,000	18,864
3.12% due 03/24/2015	MYR	180,000	3,116
3.13% due 09/18/2014	MYR	35,000	269,324
3.15% due 04/16/2015	MYR	10,000	12,435
3.30% due 03/05/2015	MYR	60,000	40,577

			4,688,909

Bank of Korea
2.66% due 06/09/2015	KRW	518,200,000	512,320
2.72% due 09/09/2014	KRW	1,119,000,000	1,103,653

			1,615,973

Government of Canada
0.92% due 09/11/2014	CAD	80,000	73,558
0.92% due 10/23/2014	CAD	300,000	275,552
0.94% due 11/06/2014	CAD	1,600,000	1,469,034

			1,818,144

Kingdom of Sweden
0.29% due 10/31/2014	SEK	19,260,000	1,120,316
0.32% due 09/30/2014	SEK	4,560,000	492,249

			1,612,565

Republic of Singapore
0.45% due 09/17/2014	SGD	615,000	2,755,122
0.60% due 09/17/2014	SGD	1,400,000	652,260

			3,407,382

Republic of the Philippines	PHP	53,360,000	1,223,662

0.15% due 10/08/2014
United Mexican States
3.04% due 12/24/2014	MXN	459,500	34,808
3.07% due 05/28/2015	MXN	31,600	2,363
3.09% due 05/28/2015	MXN	459,500	34,363
3.43% due 09/18/2014	MXN	1,190,000	90,864
3.58% due 04/01/2015	MXN	6,334,000	475,933
3.61% due 10/16/2014	MXN	1,452,700	110,602
3.64% due 12/11/2014	MXN	1,452,800	110,176
3.66% due 04/01/2015	MXN	1,110,000	83,405
3.69% due 10/16/2014	MXN	49,486,500	3,767,698
3.70% due 12/11/2014	MXN	62,570,000	4,745,116

			9,455,328

Total Foreign Government Obligation
(cost $23,905,469)			23,821,963

Registered Investment Companies - 3.0%

State Street Navigator Securities Lending Prime Portfolio(3) (cost $16,258,816)		16,258,816	16,258,816

Time Deposits - 1.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014 (cost $7,140,000)		$7,140,000	7,140,000

U.S. Government Agencies - 5.1%

Federal Home Loan Bank 0.01% due 09/02/2014 (cost $28,170,000)		28,170,000	28,170,000

Total Short-Term Investment Securities
(cost $75,474,285)			75,390,779

TOTAL INVESTMENTS -
(cost $473,063,555)(5)		101.7%	557,660,686
Liabilities in excess of other assets		(1.7)	(9,557,626)

NET ASSETS -		100.0%	$548,103,060

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2014, the aggregate value of these securities was $14,231,615 representing 2.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Principal amount of security is adjusted for inflation.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2014.
(3)	At August 31, 2014, the Fund had loaned securities with a total value of $15,537,478. This was secured by collateral of $16,258,816, which was received in cash and subsequently invested in short-term investments currently valued at $16,258,816 as reported in the portfolio of investments.
(4)	Denominated in United States Dollars unless otherwise indicated.
(5)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

BRL - Brazilian Real

CAD - Canadian Dollar

CVA - Certification Van Aandelen (Dutch Cert.)

EUR - Euro Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PHP - Philippine Peso

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Bank of America, N.A.	EUR	214,699	USD	293,558	02/27/2015	$11,102	$–
	JPY	56,856,800	USD	560,000	05/18/2015	12,188	–
	JPY	57,192,125	USD	565,000	05/19/2015	13,950	–

						37,240	–

Barclays Investments, Inc.	EUR	54,521	USD	72,840	09/19/2014	1,196	–
	EUR	131,194	USD	177,605	09/24/2014	5,203	–
	EUR	1,002,221	SEK	9,282,820	10/16/2014	10,792	–
	EUR	391,113	USD	540,796	10/27/2014	26,720	–
	EUR	181,000	USD	246,703	01/21/2015	8,645	–
	EUR	664,629	USD	909,468	01/27/2015	35,285	–
	EUR	1,629,000	USD	2,216,173	02/10/2015	73,339	–
	EUR	3,039,000	USD	4,132,128	02/11/2015	134,510	–
	EUR	2,744,686	USD	3,770,948	02/26/2015	160,089	–
	EUR	709,208	USD	974,359	03/09/2015	41,248	–
	EUR	130,161	USD	181,510	03/17/2015	10,242	–
	EUR	72,605	USD	101,102	03/23/2015	5,562	–
	EUR	188,102	USD	259,289	04/02/2015	11,743	–
	EUR	453,864	USD	628,992	05/05/2015	31,502	–
	EUR	154,000	USD	210,342	07/16/2015	7,421	–
	EUR	453,000	USD	608,957	08/05/2015	11,874	–
	EUR	214,240	USD	285,073	08/26/2015	2,603	–
	JPY	557,000,000	USD	5,686,923	11/05/2014	330,981	–
	JPY	24,850,000	USD	239,645	12/26/2014	593	–
	JPY	39,140,000	USD	377,421	01/15/2015	823	–
	JPY	116,230,000	USD	1,150,672	02/09/2015	32,038	–
	JPY	22,560,000	USD	220,259	02/25/2015	3,098	–
	JPY	45,070,000	USD	440,709	02/26/2015	6,864	–
	JPY	40,123,600	USD	392,374	03/09/2015	6,097	–
	JPY	57,347,500	USD	565,000	05/19/2015	12,453	–
	JPY	65,630,000	USD	642,754	06/10/2015	10,218	–
	USD	133,150	CLP	77,400,000	02/10/2015	–	(2,981)
	USD	1,052,979	SGD	1,318,751	02/12/2015	2,879	–
	USD	388,637	SGD	485,000	02/17/2015	–	(320)
	USD	352,455	CLP	200,300,000	06/04/2015	–	(18,235)

						984,018	(21,536)

Citibank N.A.	EUR	157,344	USD	216,604	09/26/2014	9,836	–
	EUR	1,545,000	USD	2,092,788	10/15/2014	62,222	–
	EUR	2,388,000	USD	3,215,979	11/07/2014	76,950	–
	EUR	1,316,000	USD	1,769,652	11/17/2014	39,632	–
	EUR	1,203,000	USD	1,635,418	01/12/2015	53,290	–
	EUR	375,660	USD	512,926	01/14/2015	18,869	–
	EUR	2,172,000	USD	2,953,638	02/10/2015	96,525	–
	EUR	795,744	USD	1,101,330	03/10/2015	54,352	–
	EUR	89,576	USD	124,985	03/17/2015	7,120	–
	EUR	134,537	USD	181,481	07/28/2015	4,174	–
	EUR	124,811	USD	166,914	08/10/2015	2,394	–
	INR	4,668,000	USD	77,310	09/03/2014	382	–
	JPY	161,237,200	USD	1,631,589	11/12/2014	81,108	–
	JPY	38,770,000	USD	373,884	12/26/2014	923	–
	JPY	90,060,000	USD	883,634	02/13/2015	16,832	–
	JPY	44,980,000	USD	440,808	02/17/2015	7,870	–
	JPY	57,279,600	USD	565,000	05/19/2015	13,107	–
	JPY	32,100,000	USD	314,299	06/09/2015	4,928	–
	JPY	79,600,000	USD	778,393	06/10/2015	11,216	–
	JPY	72,889,000	USD	721,231	07/24/2015	18,192	–
	JPY	80,345,200	USD	785,196	08/05/2015	10,077	–
	USD	78,043	INR	4,668,000	09/03/2014	–	(1,114)
	USD	76,903	INR	4,668,000	10/07/2014	–	(652)
	USD	306,225	CLP	159,543,000	10/24/2014	–	(35,557)
	USD	75,013	INR	4,623,000	11/07/2014	31	–
	USD	572,695	CLP	327,410,000	02/17/2015	–	(22,361)

						590,030	(59,684)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Deutsche Bank AG	EUR	756,186	SEK	6,934,000	10/29/2014	$–	$(1,987)
	EUR	137,755	USD	185,542	11/19/2014	4,446	–
	EUR	122,735	USD	166,306	11/28/2014	4,944	–
	EUR	1,547,000	USD	2,114,077	01/30/2015	79,270	–
	EUR	1,190,000	USD	1,612,986	02/03/2015	47,704	–
	EUR	1,428,000	USD	1,931,656	02/09/2015	53,236	–
	EUR	730,000	USD	1,003,458	02/23/2015	43,104	–
	EUR	1,270,000	USD	1,743,647	03/09/2015	72,697	–
	EUR	2,670,185	SEK	23,782,000	03/24/2015	–	(112,068)
	EUR	234,000	USD	322,253	03/26/2015	14,326	–
	EUR	36,531	USD	50,285	03/31/2015	2,210	–
	EUR	630,927	USD	870,454	04/07/2015	40,100	–
	EUR	133,071	USD	183,674	04/13/2015	8,531	–
	EUR	336,030	MYR	1,491,000	07/20/2015	18,363	–
	EUR	381,624	MYR	1,683,000	07/22/2015	17,578	–
	EUR	133,000	USD	180,335	07/22/2015	5,069	–
	EUR	120,000	USD	162,562	07/23/2015	4,425	–
	EUR	496,080	MYR	2,164,000	07/27/2015	15,214	–
	EUR	316,000	USD	426,145	07/27/2015	9,693	–
	EUR	80,784	USD	106,847	08/31/2015	327	–
	INR	27,597,000	USD	456,677	09/03/2014	1,882	–
	JPY	70,835,000	USD	712,999	11/14/2014	31,830	–
	JPY	691,920,000	USD	6,984,858	11/17/2014	331,028	–
	JPY	686,286,000	USD	6,865,606	11/19/2014	265,866	–
	JPY	43,140,000	USD	420,597	12/22/2014	5,616	–
	JPY	58,120,000	USD	562,268	01/16/2015	3,043	–
	JPY	23,100,000	USD	226,160	06/11/2015	3,521	–
	JPY	43,210,000	USD	424,335	06/22/2015	7,793	–
	USD	461,693	INR	27,597,000	09/03/2014	–	(6,897)
	USD	635,927	CLP	362,260,000	09/05/2014	–	(18,655)
	USD	331,976	CLP	189,160,000	09/08/2014	–	(9,751)
	USD	90,325	INR	5,431,000	09/09/2014	–	(967)
	USD	261,952	INR	15,966,000	09/26/2014	–	(453)
	USD	342,865	CLP	179,490,000	09/30/2014	–	(37,761)
	USD	212,109	INR	12,940,100	09/30/2014	–	(396)
	USD	339,929	CLP	190,700,000	10/06/2014	–	(15,940)
	USD	517,476	INR	31,543,000	10/15/2014	–	(3,052)
	USD	837,331	INR	51,060,000	10/17/2014	–	(4,943)
	USD	235,289	INR	14,554,000	10/20/2014	1,830	–
	USD	173,960	INR	10,622,000	10/22/2014	–	(971)
	USD	390,933	MYR	1,259,000	10/24/2014	6,823	–
	USD	169,953	INR	10,337,400	10/30/2014	–	(1,868)
	USD	169,227	INR	10,337,400	10/31/2014	–	(1,175)
	USD	452,410	INR	27,597,000	11/03/2014	–	(4,043)
	USD	84,850	INR	5,308,000	11/12/2014	1,221	–
	USD	248,614	MYR	810,160	11/19/2014	6,792	–
	USD	215,259	INR	13,258,000	11/21/2014	–	(693)
	USD	420,506	CLP	239,310,000	11/28/2014	–	(15,746)
	USD	260,512	INR	15,966,000	11/28/2014	–	(2,510)
	USD	117,258	SGD	147,250	11/28/2014	629	–
	USD	653,373	SGD	816,200	12/23/2014	82	–
	USD	310,971	MYR	1,043,400	01/08/2015	16,613	–
	USD	990,431	SGD	1,242,000	02/12/2015	3,977	–
	USD	111,190	CLP	63,890,000	02/17/2015	–	(3,799)
	USD	291,074	SGD	363,500	02/23/2015	–	(34)
	USD	236,908	CLP	136,080,000	02/26/2015	–	(8,331)
	USD	376,318	SGD	471,000	02/27/2015	794	–
	USD	296,773	CLP	171,950,000	03/03/2015	–	(8,053)
	USD	312,786	CLP	184,040,000	03/13/2015	–	(3,974)
	USD	118,989	MYR	394,093	04/16/2015	3,770	–
	USD	897,747	SGD	1,121,600	05/19/2015	383	–
	USD	117,307	SGD	147,250	05/29/2015	606	–
	USD	1,092,593	MYR	3,540,000	07/15/2015	2,721	–
	USD	496,554	MYR	1,621,000	07/20/2015	4,822	–
	USD	786,164	MYR	2,557,000	07/22/2015	4,603	–
	USD	961,318	MYR	3,109,000	07/27/2015	–	(185)
	USD	501,285	SGD	624,000	08/07/2015	–	(1,486)
	USD	260,988	CLP	156,410,000	08/27/2015	–	(1,682)

						1,147,482	(267,420)

Goldman Sachs International	EUR	849,000	USD	1,168,351	02/23/2015	51,446	–
	EUR	316,000	USD	426,331	07/27/2015	9,879	–
	JPY	11,563,000	USD	111,493	01/08/2015	244	–
	JPY	45,170,000	USD	444,985	02/18/2015	10,214	–

						71,783	–

HSBC Bank PLC	EUR	1,801,000	USD	2,445,812	10/20/2014	78,706	–
	EUR	372,921	USD	509,038	12/09/2014	18,711	–
	EUR	1,585,000	USD	2,155,774	02/10/2015	70,819	–
	EUR	686,000	USD	920,629	08/04/2015	16,452	–
	INR	21,106,500	USD	348,120	09/03/2014	287	–
	JPY	43,210,000	USD	420,634	12/22/2014	4,979	–
	JPY	67,990,000	USD	667,075	02/12/2015	12,698	–
	JPY	57,393,500	USD	565,000	05/19/2015	12,010	–
	JPY	48,100,000	USD	470,908	06/09/2015	7,333	–
	JPY	69,900,000	USD	684,827	06/10/2015	11,138	–
	USD	350,377	INR	21,106,500	09/03/2014	–	(2,544)
	USD	1,113,227	MXN	14,850,450	09/10/2014	21,875	–
	USD	830,049	SGD	1,053,000	09/15/2014	12,984	–
	USD	684,834	SGD	867,000	09/19/2014	9,285	–
	USD	556,794	INR	33,693,000	10/07/2014	–	(6,426)
	USD	523,821	MYR	1,680,000	10/22/2014	7,029	–
	USD	259,534	MYR	840,371	10/24/2014	5,965	–
	USD	333,625	INR	20,286,000	10/30/2014	–	(3,777)
	USD	306,831	INR	18,740,000	10/31/2014	–	(2,181)
	USD	344,990	INR	21,106,500	11/03/2014	–	(2,074)
	USD	91,651	INR	5,733,000	11/12/2014	1,312	–
	USD	233,400	INR	14,470,000	11/13/2014	1,185	–
	USD	148,342	MYR	483,000	11/20/2014	3,914	–
	USD	520,351	SGD	652,000	12/22/2014	1,644	–
	USD	500,803	SGD	624,000	02/09/2015	–	(1,199)
	USD	2,039,918	KRW	2,228,406,400	02/10/2015	142,708	–
	USD	290,968	SGD	363,500	02/17/2015	70	–
	USD	287,579	SGD	363,500	02/18/2015	3,459	–
	USD	271,843	MYR	883,000	07/31/2015	1,055	–
	USD	548,062	MYR	1,800,000	08/12/2015	7,765	–

						453,383	(18,201)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

JPMorgan Chase & Co.	EUR	701,089	USD	949,005	11/20/2014	$27,328	$–
	EUR	548,072	USD	749,214	01/14/2015	28,406	–
	EUR	375,660	USD	510,475	01/22/2015	16,389	–
	EUR	2,128,000	USD	2,918,371	02/19/2015	118,955	–
	EUR	729,000	USD	1,010,430	04/14/2015	50,937	–
	EUR	496,194	MYR	2,164,000	07/30/2015	14,892	–
	EUR	686,000	USD	922,300	07/31/2015	18,176	–
	EUR	112,835	USD	149,447	08/27/2015	675	–
	JPY	52,770,000	USD	507,741	10/17/2014	388	–
	JPY	99,670,000	USD	1,015,383	10/20/2014	57,095	–
	JPY	56,320,000	USD	569,522	11/13/2014	27,937	–
	JPY	25,450,000	USD	245,385	01/15/2015	510	–
	JPY	52,770,000	USD	508,288	01/20/2015	519	–
	JPY	116,200,000	USD	1,150,853	02/06/2015	32,542	–
	JPY	116,480,000	USD	1,150,646	02/09/2015	29,605	–
	JPY	67,952,000	USD	667,485	02/12/2015	13,473	–
	JPY	45,100,000	USD	441,534	02/13/2015	7,459	–
	JPY	45,120,000	USD	444,344	02/18/2015	10,054	–
	JPY	64,760,000	USD	633,895	06/11/2015	9,734	–
	JPY	27,300,000	USD	268,382	06/17/2015	5,235	–
	JPY	112,000,000	USD	1,107,650	07/24/2015	27,373	–
	JPY	39,100,000	USD	386,899	07/27/2015	9,747	–
	USD	133,378	INR	8,121,000	09/23/2014	–	(261)
	USD	134,121	INR	8,121,000	09/30/2014	–	(1,253)
	USD	283,144	MYR	916,000	10/20/2014	6,343	–
	USD	83,590	INR	5,104,000	10/22/2014	–	(467)
	USD	260,475	MYR	833,000	10/31/2014	2,544	–
	USD	188,116	INR	11,460,000	11/07/2014	–	(2,087)
	USD	132,748	INR	8,121,000	11/14/2014	–	(1,120)
	USD	261,692	INR	16,267,000	11/19/2014	1,684	–
	USD	738,824	MYR	2,432,356	12/17/2014	26,219	–
	USD	84,651	SGD	106,000	12/19/2014	213	–
	USD	165,751	MYR	555,400	01/08/2015	8,621	–
	USD	89,296	MYR	299,000	01/09/2015	4,569	–
	USD	26,906	MYR	90,000	01/12/2015	1,341	–
	USD	63,274	MYR	210,000	01/16/2015	2,614	–
	USD	88,674	SGD	110,000	01/26/2015	–	(604)
	USD	1,476,030	SGD	1,831,000	01/30/2015	–	(10,060)
	USD	281,037	MYR	951,000	02/04/2015	16,875	–
	USD	59,966	CLP	34,990,000	02/20/2015	–	(1,165)
	USD	207,954	CLP	118,700,000	02/24/2015	–	(8,540)
	USD	119,763	CLP	70,600,000	03/20/2015	–	(1,355)
	USD	171,170	CLP	98,979,000	04/28/2015	–	(5,601)
	USD	139,630	CLP	79,240,000	06/03/2015	–	(7,400)
	USD	166,300	CLP	96,770,000	07/30/2015	–	(5,524)
	USD	1,010,823	MYR	3,269,000	07/30/2015	–	(442)
	USD	413,279	MYR	1,342,000	07/31/2015	1,476	–
	USD	59,014	CLP	35,010,000	08/20/2015	–	(941)
	USD	61,816	MYR	200,000	08/27/2015	–	(124)
	USD	53,738	CLP	32,200,000	08/28/2015	–	(359)

						579,928	(47,303)

Morgan Stanley and Co., Inc.	EUR	138,682	SEK	1,283,353	10/16/2014	1,329	–
	EUR	118,453	SEK	1,094,428	10/22/2014	879	–
	USD	313,139	CLP	174,340,000	10/10/2014	–	(17,039)
	USD	276,856	CLP	152,700,000	01/12/2015	–	(19,485)
	USD	1,181,477	SGD	1,467,690	01/30/2015	–	(6,388)
	USD	298,158	CLP	171,620,000	02/12/2015	–	(9,578)
	USD	147,689	CLP	84,360,000	02/23/2015	–	(5,955)
	USD	281,503	CLP	161,400,000	02/25/2015	–	(10,375)
	USD	275,503	CLP	156,210,000	04/16/2015	–	(13,989)
	USD	132,958	CLP	77,900,000	05/11/2015	–	(2,763)
	USD	493,473	CLP	280,490,000	05/22/2015	–	(25,035)
	USD	133,684	CLP	76,300,000	06/05/2015	–	(6,380)
	USD	223,834	CLP	130,090,000	07/28/2015	–	(7,666)
	USD	109,563	CLP	65,020,000	08/18/2015	–	(1,694)

						2,208	(126,347)

Standard Chartered Bank	EUR	195,111	USD	266,547	12/09/2014	10,010	–
	EUR	3,447,257	USD	4,684,857	01/13/2015	151,157	–
	EUR	1,210,000	USD	1,655,546	02/13/2015	63,842	–
	EUR	1,333,312	USD	1,831,037	02/26/2015	76,956	–
	EUR	686,000	USD	949,328	04/30/2015	46,287	–
	JPY	116,210,000	USD	1,150,623	02/06/2015	32,215	–

						380,467	–

UBS AG	EUR	982,898	SEK	9,000,000	11/26/2014	–	(4,750)
	EUR	685,000	USD	919,270	08/04/2015	16,405	–

						16,405	(4,750)

Net Unrealized Appreciation (Depreciation)						$4,262,944	$(545,241)

Currency Legend

CLP—Chilean Peso

EUR—Euro Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

Industry Allocation*
Sovereign	23.8%
Diversified Banking Institutions	7.5
Medical-Drugs	6.0
U.S. Government Agencies	5.1
Foreign Government Obligations	4.3
Oil Companies-Integrated	4.0
Registered Investment Companies	3.0
Medical-Biomedical/Gene	2.6
Telecom Services	2.3
Insurance-Life/Health	2.3
Medical-Generic Drugs	2.3
Insurance-Multi-line	1.7
Auto-Cars/Light Trucks	1.7
Retail-Drug Store	1.4
Applications Software	1.3
Time Deposits	1.3
Oil Companies-Exploration & Production	1.3
Medical Instruments	1.2
Electronic Components-Semiconductors	1.2
Telephone-Integrated	1.1
Oil-Field Services	1.0
Banks-Commercial	1.0
Cable/Satellite TV	1.0
Transport-Services	0.9
Semiconductor Equipment	0.9
Retail-Regional Department Stores	0.9
Building Products-Cement	0.9
Electronic Components-Misc.	0.9
Photo Equipment & Supplies	0.8
Steel-Specialty	0.8
Food-Retail	0.8
Chemicals-Diversified	0.7
Banks-Fiduciary	0.7
Steel-Producers	0.7
Diversified Operations	0.6
Building & Construction Products-Misc.	0.6
Beverages-Non-alcoholic	0.6
Insurance-Reinsurance	0.6
Retail-Major Department Stores	0.6
Internet Security	0.6
Diversified Manufacturing Operations	0.5
Tools-Hand Held	0.5
Networking Products	0.5
Banks-Super Regional	0.5
Aerospace/Defense	0.5
Cellular Telecom	0.5
Publishing-Newspapers	0.5
Retail-Discount	0.5
Import/Export	0.5
Rubber-Tires	0.4
Engineering/R&D Services	0.4
Security Services	0.4
Retail-Building Products	0.4
Publishing-Books	0.4
Medical-Wholesale Drug Distribution	0.4
Airlines	0.3
Auto/Truck Parts & Equipment-Original	0.3
Metal-Diversified	0.3
Coal	0.3
Oil & Gas Drilling	0.3
Multimedia	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Semiconductor Components-Integrated Circuits	0.3
Finance-Other Services	0.3
Diversified Financial Services	0.3
Containers-Metal/Glass	0.3
Diagnostic Kits	0.2
Consulting Services	0.2
Machinery-General Industrial	0.1

101.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$32,834,283	$—	$—	$32,834,283
United Kingdom	45,909,744	—	—	45,909,744
United States	113,986,118	—	—	113,986,118
Other Countries*	157,317,491	—	—	157,317,491
Preferred Securities	1,671,563	—	—	1,671,563
Foreign Government Obligations	—	130,550,708	—	130,550,708
Short-Term Investment Securities:
Foreign Government Obligations	—	23,821,963	—	23,821,963
Registered Investment Companies	16,258,816	—	—	16,258,816
Time Deposits	—	7,140,000	—	7,140,000
U.S. Government Agencies	—	28,170,000	—	28,170,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	4,262,944	—	4,262,944

Total Assets	$367,978,015	$193,945,615	$—	$561,923,630

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$—	$545,241	$—	$545,241

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 0.7%
Diversified Financial Services - 0.7%

Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA
2.08% due 08/15/2045(1)(2)	$970,212	$101,152
DBUBS Mtg. Trust Series 2011-LC2A, Class A1
3.53% due 07/10/2044*(1)	303,987	317,745
UBS-BAMLL Trust Series 2012-WRM, Class A
3.66% due 06/10/2030*(1)	217,000	219,102
Wells Fargo Resecuritization Trust Series 2012-IO, Class A
1.75% due 08/20/2021*(1)	168,669	168,745
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4
4.38% due 03/15/2044*(1)	310,000	338,433

Total Asset Backed Securities
(cost $1,124,073)		1,145,177

U.S. CORPORATE BONDS & NOTES - 2.6%
Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc. Senior Notes
5.00% due 03/30/2020	200,000	222,953

Banks-Super Regional - 0.2%

Wells Fargo & Co. Senior Notes
1.50% due 07/01/2015	237,000	239,272

Cable/Satellite TV - 0.1%

Comcast Corp. Company Guar. Notes
5.70% due 05/15/2018	200,000	228,674

Chemicals-Diversified - 0.2%

Dow Chemical Co. Senior Notes
8.55% due 05/15/2019	200,000	254,797

Computers - 0.2%

Apple, Inc. Senior Notes
2.40% due 05/03/2023	227,000	217,767
Apple, Inc. Senior Notes
2.85% due 05/06/2021	151,000	153,742

		371,509

Diversified Banking Institutions - 0.4%

Citigroup, Inc. Senior Notes
4.50% due 01/14/2022	162,000	176,766
Goldman Sachs Group, Inc. Senior Notes
5.95% due 01/18/2018	200,000	225,680
Morgan Stanley Senior Notes
3.80% due 04/29/2016	200,000	209,184

		611,630

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st Mtg. Bonds
6.00% due 06/01/2026	200,000	250,097

Insurance-Reinsurance - 0.8%

Berkshire Hathaway Finance Corp. Company Guar. Notes
0.95% due 08/15/2016	1,250,000	1,258,427

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes
4.95% due 02/15/2019	200,000	225,136

Real Estate Investment Trusts - 0.1%

CommonWealth REIT Senior Notes
5.75% due 11/01/2015	200,000	205,374

Telephone-Integrated - 0.1%

Verizon Communications, Inc. Senior Notes
2.50% due 09/15/2016	160,000	164,972

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes
2.90% due 02/15/2023	89,000	87,220
Norfolk Southern Corp. Senior Notes
5.59% due 05/17/2025	19,000	22,547

		109,767

Total U.S. Corporate Bonds & Notes
(cost $4,025,008)		4,142,608

FOREIGN CORPORATE BONDS & NOTES - 6.8%
Banks-Commercial - 0.2%

Australia & New Zealand Banking Group, Ltd. Bonds
2.40% due 11/23/2016*	250,000	257,990

Investment Companies - 6.5%

Temasek Financial I, Ltd. Company Guar. Notes
4.50% due 09/21/2015*	10,000,000	10,409,460

Multimedia - 0.1%

Thomson Reuters Corp. Company Guar. Notes
6.50% due 07/15/2018	200,000	232,705

Telephone-Integrated - 0.0%

Nippon Telegraph & Telephone Corp. General Refunding Mtg. Notes 1.40% due 07/18/2017	60,000	60,230

Total Foreign Corporate Bonds & Notes
(cost $10,848,350)		10,960,385

U.S. GOVERNMENT AGENCIES - 53.7%
Federal Farm Credit Bank - 2.9%

3.35% due 10/21/2025	1,500,000	1,517,760
4.88% due 12/16/2015	2,000,000	2,116,820
4.88% due 01/17/2017	1,000,000	1,095,465

		4,730,045

Federal Home Loan Bank - 0.7%

4.75% due 09/11/2015	1,000,000	1,046,654

Federal Home Loan Mtg. Corp. - 16.7%

2.41% due 12/01/2035 FRS	23,993	25,610
3.50% due 06/01/2033	2,748,855	2,874,353
4.50% due 09/01/2019	100,371	105,905
4.50% due 09/01/2039	1,483,615	1,602,543
4.50% due 11/01/2039	645,115	696,970
4.50% due 02/01/2040	947,213	1,023,238
4.50% due 04/01/2040	79,750	86,151
4.50% due 06/01/2040	227,733	245,990
4.50% due 08/01/2040	946,034	1,022,111
4.50% due 03/01/2041	2,632,356	2,843,384
4.50% due 04/01/2041	385,878	416,884
4.50% due 06/01/2041	714,413	772,027
4.75% due 11/17/2015#	3,000,000	3,162,132
5.00% due 12/14/2018#	1,000,000	1,138,436
5.00% due 10/01/2034	26,178	28,802
5.50% due 12/01/2036	34,155	37,841
6.00% due 11/01/2033	98,030	111,022
6.50% due 02/01/2032	62,173	70,794
7.50% due 09/01/2016	341	340
8.00% due 02/01/2030	3,702	3,870
8.00% due 08/01/2030	457	512
8.00% due 06/01/2031	2,733	3,201
Federal Home Loan Mtg. Corp. REMIC Series 4150, Class GE
2.00% due 01/15/2033(3)	2,623,143	2,583,570
Series 4186, Class JE
2.00% due 03/15/2033(3)	654,641	647,982
Series 3981, Class PA
3.00% due 04/15/2031(3)	637,060	648,531
Series 4150, Class IG
3.00% due 01/15/2033(2)(3)	8,660,865	1,126,488
Series 4057, Class WY
3.50% due 06/15/2027(3)	1,000,000	1,046,965
Series 3813, Class D
4.00% due 02/15/2026(3)	1,000,000	1,060,082
Series 3917, Class B
4.50% due 08/15/2026(3)	465,000	510,485
Series 3927, Class AY
4.50% due 09/15/2026(3)	1,494,968	1,650,288
Series 3786, Class PB
4.50% due 07/15/2040(3)	1,000,000	1,099,586
Series 4039, Class SA
6.35% due 05/15/2042 FRS(2)(3)	1,254,690	201,456

		26,847,549

Federal National Mtg. Assoc. - 28.2%

zero coupon due 10/09/2019	4,250,000	3,761,722
1.87% due 01/01/2036 FRS	18,578	19,884
1.98% due 02/01/2035 FRS	8,823	9,403
2.26% due 11/01/2034 FRS	32,985	33,363
4.00% due 09/01/2040	251,228	266,569
4.00% due 10/01/2040	253,338	268,809
4.00% due 12/01/2040	265,677	281,901
4.00% due 01/01/2041	635,807	674,633
4.00% due 02/01/2041	2,969,860	3,151,216
4.00% due 03/01/2041	3,780,206	4,011,046
4.00% due 06/01/2042	2,067,369	2,193,614
5.00% due 02/01/2019	138,267	147,557
5.00% due 12/01/2036	66,121	72,881
5.50% due 12/01/2033	92,247	103,595
5.50% due 10/01/2034	116,245	129,126
6.00% due 06/01/2035	13,129	14,785
6.00% due 08/25/2037(2)(3)	599,562	116,525
6.50% due 02/01/2017	8,099	8,420
6.50% due 07/01/2032	12,970	15,050
7.00% due 09/01/2031	25,563	28,990
11.50% due 09/01/2019	13	13
12.00% due 01/15/2016	9	9
12.50% due 09/20/2015	2	2
Federal National Mtg. Assoc. REMIC Series 2002-34, Class AO
zero coupon due 05/18/2032(3)(4)	663,860	620,818
Series 2013-15, Class DC
2.00% due 03/25/2033(3)	1,772,579	1,746,206
Series 2011-126, Class EC
2.00% due 04/25/2040(3)	1,114,742	1,085,969
Series 2012-38, Class PA
2.00% due 09/25/2041(3)	4,052,117	3,873,524
Series 2013-23, Class KJ
2.25% due 05/25/2042(3)	2,711,403	2,626,192
Series 2012-93, Class ME
2.50% due 01/25/2042(3)	4,235,188	4,312,963
Series 2013-73, Class TD
2.50% due 09/25/2042(3)	1,344,589	1,344,987
Series 2013-100, Class DE
3.00% due 11/25/2030(3)	5,470,645	5,573,422
Series 2011-145, Class PB
3.50% due 01/25/2032(3)	2,500,000	2,582,750
Series 2012-50, Class VB
4.00% due 01/25/2029(3)	1,355,000	1,447,805
Series 2012-47, Class VB
4.00% due 04/25/2031(3)	2,000,000	2,131,668
Series 2004-90, Class GC
4.35% due 11/25/2034(3)	1,000,000	1,069,849
Series 2010-117, Class DY
4.50% due 10/25/2025(3)	974,930	1,072,332
Series 2010-134, Class MB
4.50% due 12/25/2040(3)	250,000	279,692
Series 2007-116, Class PB
5.50% due 08/25/2035(3)	177,891	197,145
Series 2010-28, Class SA
6.40% due 10/25/2027 FRS(2)(3)	582,347	19,967

		45,294,402

Government National Mtg. Assoc. - 5.2%

4.50% due 03/15/2038	118,023	128,411
4.50% due 03/15/2039	18,737	20,386
4.50% due 05/15/2039	529,623	576,240
4.50% due 06/15/2039	530,173	576,839
4.50% due 07/15/2039	688,348	749,691
4.50% due 09/15/2039	11,963	13,016

4.50% due 12/15/2039	266,795	291,099
4.50% due 04/15/2040	256,171	279,493
4.50% due 06/15/2040	893,968	972,655
4.50% due 08/15/2040	123,983	134,896
5.00% due 09/15/2035	3,762	4,151
5.00% due 02/15/2036	175,748	193,869
5.00% due 05/15/2036	6,969	7,649
6.00% due 01/15/2032	22,276	25,086
6.50% due 08/15/2031	65,141	74,137
7.50% due 02/15/2029	6,470	6,804
7.50% due 07/15/2030	435	499
7.50% due 01/15/2031	6,208	7,131
7.50% due 02/15/2031	1,553	1,563
Government National Mtg. Assoc. REMIC Series 2004-18, Class Z
4.50% due 03/16/2034(3)	730,903	787,645
Series 2008-6, Class GL
4.50% due 02/20/2038(3)	1,000,000	1,089,225
Series 2005-21, Class Z
5.00% due 03/20/2035(3)	1,119,834	1,256,029
Series 2009-91, Class PR
5.00% due 09/20/2038(3)	1,000,000	1,095,691

		8,292,205

Total U.S. Government Agencies
(cost $84,470,071)		86,210,855

U.S. GOVERNMENT TREASURIES - 30.7%
United States Treasury Bonds - 8.8%

zero coupon due 08/15/2024 STRIPS	2,040,000	1,588,228
2.00% due 01/15/2026 TIPS(5)	2,377,564	2,812,770
3.75% due 08/15/2041	6,000,000	6,810,936
3.88% due 08/15/2040	2,500,000	2,893,750

		14,105,684

United States Treasury Notes - 21.9%

0.63% due 10/15/2016	5,000,000	5,004,690
0.63% due 05/31/2017	4,000,000	3,974,064
1.75% due 05/15/2023	10,000,000	9,602,340
2.00% due 02/15/2022#	5,000,000	4,968,360
2.50% due 08/15/2023	3,000,000	3,056,952
2.63% due 08/15/2020	3,250,000	3,389,139
4.00% due 02/15/2015	1,000,000	1,017,695
4.25% due 08/15/2015	4,000,000	4,156,875

		35,170,115

Total U.S. Government Treasuries
(cost $48,243,896)		49,275,799

Total Long-Term Investment Securities
(cost $148,711,398)		151,734,824

SHORT-TERM INVESTMENT SECURITIES - 3.8%
Registered Investment Companies - 3.8%

State Street Navigator Securities Lending Prime Portfolio(6) (cost $6,085,801)	6,085,801	6,085,801

REPURCHASE AGREEMENT - 5.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 08/29/2014, to be repurchased 09/02/2014 in the amount $7,964,000 collateralized by $8,785,000 of Federal Home Loan Mtg. Corp., bearing interest at 2.00% due 01/30/2023 and having an approximate value of $8,203,003 (cost $7,964,000)	$7,964,000	7,964,000

TOTAL INVESTMENTS
(cost $162,761,199)(7)	103.3%	165,784,625
Liabilities in excess of other assets	(3.3)	(5,343,994)

NET ASSETS	100.0%	$160,440,631

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2014, the aggregate value of these securities was $11,711,475 representing 7.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)	Collateralized Mortgage Obligation
(4)	Principal Only
(5)	Principal amount of security is adjusted for inflation.
(6)	At August 31, 2014, the Fund had loaned securities with a total value of $5,970,145. This was secured by collateral of $6,085,801, which was received in cash and subsequently invested in short-term investments currently valued at $6,085,801 as reported in the portfolio of investments.
(7)	See Note 5 for cost of investments on a tax basis.

REMIC -	Real Estate Mortgage Investment Conduit
STRIPS -	Separate Trading of Registered Interest and Principal Securities
TIPS -	Treasury Inflation Protected Securities
FRS -	Floating Rate Security
VRS -	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Asset Backed Securities:
Diversified Financial Services	$—	$1,145,177	$—	$1,145,177
U.S. Corporate Bonds & Notes	—	4,142,608	—	4,142,608
Foreign Corporate Bonds & Notes:
Investment Companies	—	10,409,460	—	10,409,460
Other Industries*	—	550,925	—	550,925
U.S. Government Agencies:
Federal Home Loan Mtg Corp.	—	26,847,549	—	26,847,549
Federal National Mtg. Assoc.	—	45,294,402	—	45,294,402
Government National Mtg. Assoc.	—	8,292,205	—	8,292,205
Other U.S. Government Agencies*	—	5,776,699	—	5,776,699
U.S. Government Treasuries:
United States Treasury Bonds	—	14,105,684	—	14,105,684
United States Treasury Notes	—	35,170,115	—	35,170,115
Short-Term Investment Securities:
Registered Investment Companies	6,085,801	—	—	6,085,801
Repurchase Agreement	—	7,964,000	—	7,964,000

Total	$6,085,801	$159,698,824	$—	$165,784,625

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.3%
Aerospace/Defense - 1.7%

Boeing Co.	108,171	$13,716,083
Lockheed Martin Corp.	15,384	2,676,816
Teledyne Technologies, Inc.†	5,268	511,365

		16,904,264

Agricultural Chemicals - 0.1%

Monsanto Co.	12,095	1,398,787

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	37,256	1,857,584

Airlines - 0.9%

Alaska Air Group, Inc.	101,627	4,709,395
Delta Air Lines, Inc.	35,886	1,420,368
Southwest Airlines Co.	74,798	2,394,284
United Continental Holdings, Inc.†	17,840	849,362

		9,373,409

Apparel Manufacturers - 0.7%

Hanesbrands, Inc.	59,343	6,093,339
Michael Kors Holdings, Ltd.†#	15,183	1,216,462

		7,309,801

Applications Software - 1.6%

Intuit, Inc.	25,788	2,145,046
Microsoft Corp.	204,164	9,275,171
NetSuite, Inc.†#	42,663	3,738,985
PTC, Inc.†	12,710	491,750

		15,650,952

Audio/Video Products - 0.3%

Harman International Industries, Inc.	23,465	2,700,352
Universal Electronics, Inc.†	2,481	135,637

		2,835,989

Auto/Truck Parts & Equipment-Original - 1.8%

BorgWarner, Inc.	197,665	12,292,786
Tower International, Inc.†	44,811	1,502,513
WABCO Holdings, Inc.†	42,504	4,386,413

		18,181,712

Banks-Commercial - 0.4%

Bankia SA†	595,010	1,150,829
BOC Hong Kong Holdings, Ltd.	92,000	309,237
Credicorp, Ltd.	5,137	796,594
Hang Seng Bank, Ltd.	47,100	796,137
Skandinaviska Enskilda Banken AB, Class A	83,150	1,085,587

		4,138,384

Banks-Super Regional - 1.0%

SunTrust Banks, Inc.	264,256	10,062,869

Beverages-Non-alcoholic - 2.7%

Coca-Cola Co.	42,820	1,786,450
Coca-Cola Enterprises, Inc.	6,209	296,666
Dr Pepper Snapple Group, Inc.	31,152	1,960,084
PepsiCo, Inc.	248,333	22,968,319

		27,011,519

Beverages-Wine/Spirits - 0.2%

Brown-Forman Corp., Class B#	24,413	2,262,109

Broadcast Services/Program - 0.4%

Scripps Networks Interactive, Inc., Class A#	49,625	3,955,609

Building & Construction Products-Misc. - 0.1%

Fortune Brands Home & Security, Inc.#	24,452	1,056,571

Building Products-Air & Heating - 0.1%

Daikin Industries, Ltd.	20,200	1,392,032

Building Products-Cement - 0.1%

Cemex SAB de CV ADR†#	44,350	586,751

Building-Residential/Commercial - 0.2%

NVR, Inc.†	1,505	1,765,651

Cable/Satellite TV - 2.6%

Cablevision Systems Corp., Class A#	52,507	971,905
Comcast Corp., Class A	434,657	23,788,778
Liberty Global PLC, Class A†#	15,017	655,792
Liberty Global PLC, Class C†	24,987	1,047,705

		26,464,180

Casino Hotels - 0.8%

Las Vegas Sands Corp.	120,395	8,007,471

Casino Services - 0.0%

Multimedia Games Holding Co., Inc.†#	2,646	73,585

Chemicals-Diversified - 1.8%

Akzo Nobel NV	15,570	1,100,447
Johnson Matthey PLC	20,420	1,070,571
LyondellBasell Industries NV, Class A	122,955	14,059,904
PPG Industries, Inc.	8,006	1,648,115
Symrise AG	13,460	719,103

		18,598,140

Chemicals-Specialty - 0.3%

Cabot Corp.	22,099	1,210,583
Eastman Chemical Co.	21,500	1,773,105
Ecolab, Inc.	3,089	354,679
Oil-Dri Corp. of America#	1,628	48,743

		3,387,110

Commercial Services - 0.2%

Cintas Corp.	16,897	1,117,568
Medifast, Inc.†#	23,387	785,803

		1,903,371

Commercial Services-Finance - 0.9%

Alliance Data Systems Corp.†#	1,939	513,137
H&R Block, Inc.	55,403	1,857,663
MasterCard, Inc., Class A	63,334	4,801,350
Moody’s Corp.	21,832	2,042,820

		9,214,970

Computer Data Security - 0.1%

Varonis Systems, Inc.†#	22,198	528,312

Computer Services - 0.7%

Carbonite, Inc.†#	7,544	80,419
Cognizant Technology Solutions Corp., Class A†	33,730	1,542,473
Computer Sciences Corp.	2,748	164,303
International Business Machines Corp.#	25,593	4,921,534

		6,708,729

Computers - 3.7%

Apple, Inc.	360,165	36,916,913

Computers-Integrated Systems - 0.2%

Jack Henry & Associates, Inc.	3,312	191,467
Teradata Corp.†#	41,816	1,909,736

		2,101,203

Computers-Memory Devices - 1.8%
EMC Corp.	20,931	618,092
NetApp, Inc.	47,351	1,996,318
SanDisk Corp.	104,178	10,205,277
Western Digital Corp.	55,996	5,768,148

		18,587,835

Consulting Services - 0.1%

Towers Watson & Co., Class A	6,690	733,425

Consumer Products-Misc. - 0.2%

Kimberly-Clark Corp.	21,553	2,327,724

Containers-Metal/Glass - 0.2%

Ball Corp.	28,589	1,832,555

Cosmetics & Toiletries - 1.5%

Colgate-Palmolive Co.	9,852	637,720
Estee Lauder Cos., Inc., Class A	108,927	8,368,861
Procter & Gamble Co.	55,465	4,609,696
Unicharm Corp.	20,900	1,372,175

		14,988,452

Data Processing/Management - 0.0%

CSG Systems International, Inc.#	9,817	272,127

Dental Supplies & Equipment - 0.5%

DENTSPLY International, Inc.	114,498	5,462,127

Disposable Medical Products - 1.2%

C.R. Bard, Inc.	82,336	12,221,956

Diversified Banking Institutions - 0.4%

Credit Suisse Group AG	43,260	1,219,508
Lloyds Banking Group PLC†	873,662	1,106,228
Royal Bank of Scotland Group PLC†	329,330	1,983,563

		4,309,299

Diversified Manufacturing Operations - 1.2%

3M Co.	23,569	3,393,936
Ingersoll-Rand PLC	26,350	1,586,270
Parker Hannifin Corp.	62,614	7,231,917
Pentair PLC	1,378	93,800

		12,305,923

E-Commerce/Products - 1.4%

Amazon.com, Inc.†	6,630	2,247,835
eBay, Inc.†	182,442	10,125,531
Rakuten, Inc.#	67,758	876,566
Vipshop Holdings, Ltd. ADR†	3,400	668,542

		13,918,474

E-Commerce/Services - 1.7%

Expedia, Inc.#	22,588	1,940,309
Priceline Group, Inc.†	12,344	15,359,763

		17,300,072

Electric Products-Misc. - 0.4%

Emerson Electric Co.	34,703	2,221,686
Nidec Corp.	26,000	1,657,533

		3,879,219

Electronic Components-Misc. - 0.2%

Gentex Corp.#	54,067	1,597,680

Electronic Components-Semiconductors - 2.1%

Broadcom Corp., Class A	342,826	13,500,488
Intel Corp.	66,239	2,313,066
Micron Technology, Inc.†	32,839	1,070,551
Skyworks Solutions, Inc.	17,604	997,443
Texas Instruments, Inc.	56,985	2,745,537
Xilinx, Inc.	13,381	565,347

		21,192,432

Electronic Design Automation - 0.1%

Cadence Design Systems, Inc.†#	63,724	1,124,091

Electronic Forms - 0.2%

Adobe Systems, Inc.†	22,410	1,611,279

Electronic Measurement Instruments - 0.3%

Keyence Corp.	3,400	1,454,995
Trimble Navigation, Ltd.†#	53,395	1,775,918

		3,230,913

Electronic Security Devices - 0.8%

Tyco International, Ltd.	184,472	8,231,141

Energy-Alternate Sources - 0.0%

FutureFuel Corp.#	1,462	20,351

Enterprise Software/Service - 2.2%

Informatica Corp.†	13,904	473,501
Oracle Corp.	528,405	21,944,659

		22,418,160

Entertainment Software - 0.6%

Electronic Arts, Inc.†	165,468	6,261,309

Finance-Auto Loans - 0.1%

Credit Acceptance Corp.†#	4,558	561,728

Finance-Credit Card - 3.5%

American Express Co.	136,308	12,206,381
Visa, Inc., Class A	107,865	22,923,470

		35,129,851

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.	48,910	1,394,424
RCS Capital Corp., Class A	5,849	129,672

		1,524,096

Finance-Leasing Companies - 0.1%

ORIX Corp.	84,100	1,269,037

Finance-Other Services - 0.1%

Intercontinental Exchange, Inc.	7,853	1,484,217

Food-Confectionery - 1.0%

Hershey Co.	107,280	9,807,538

Food-Dairy Products - 0.1%

WhiteWave Foods Co., Class A†	36,253	1,269,580

Food-Meat Products - 0.1%

Tyson Foods, Inc., Class A#	25,868	984,536

Food-Misc./Diversified - 0.4%

Ingredion, Inc.	5,425	432,698
Kellogg Co.	30,807	2,001,531
Mondelez International, Inc., Class A	42,426	1,535,397

		3,969,626

Food-Retail - 0.2%

Carrefour SA	41,070	1,423,838
Magnit OJSC GDR#	12,240	712,368

		2,136,206

Food-Wholesale/Distribution - 0.0%

Sysco Corp.	2,884	109,102

Footwear & Related Apparel - 0.2%

Deckers Outdoor Corp.†#	20,209	1,864,078

Gas-Distribution - 0.1%

ENN Energy Holdings, Ltd.	144,000	1,017,284

Heart Monitors - 0.1%

HeartWare International, Inc.†#	6,473	524,960

Hotels/Motels - 1.5%

Accor SA	33,150	1,610,754
Choice Hotels International, Inc.	8,113	439,400
Marriott International, Inc., Class A#	158,913	11,028,563
Whitbread PLC	16,170	1,178,211
Wyndham Worldwide Corp.	9,481	767,392

		15,024,320

Human Resources - 0.3%

Adecco SA	17,862	1,352,224
Capita PLC	64,526	1,314,397

		2,666,621

Industrial Automated/Robotic - 1.0%

Rockwell Automation, Inc.	82,523	9,623,007

Instruments-Controls - 1.8%

Honeywell International, Inc.	163,883	15,606,578
Mettler-Toledo International, Inc.†	9,532	2,578,215

		18,184,793

Instruments-Scientific - 0.6%

Waters Corp.†	56,308	5,823,936

Insurance-Property/Casualty - 0.1%

Admiral Group PLC	22,520	499,111
AmTrust Financial Services, Inc.#	20,598	906,930
United Insurance Holdings Corp.	6,911	111,544

		1,517,585

Internet Application Software - 0.2%

Splunk, Inc.†	44,878	2,421,168

Internet Content-Entertainment - 1.8%

Facebook, Inc., Class A†	187,662	14,040,871
Pandora Media, Inc.†#	148,917	4,026,716

		18,067,587

Internet Content-Information/News - 0.5%

Yelp, Inc.†#	65,207	5,374,361

Internet Security - 0.1%

VeriSign, Inc.†#	15,992	912,743

Investment Management/Advisor Services - 1.8%

Altisource Portfolio Solutions SA†#	15,281	1,527,030
Franklin Resources, Inc.	119,913	6,777,483
Invesco, Ltd.	236,203	9,646,531
Westwood Holdings Group, Inc.#	1,025	61,090

		18,012,134

Machinery-Construction & Mining - 0.2%

Caterpillar, Inc.	17,645	1,924,540

Machinery-General Industrial - 0.5%

Roper Industries, Inc.	5,226	786,826
Wabtec Corp.	50,013	4,169,084

		4,955,910

Medical Information Systems - 0.1%

Cerner Corp.†#	15,016	865,823

Medical Instruments - 1.5%

DexCom, Inc.†#	44,389	1,961,994
Medtronic, Inc.	175,554	11,209,123
St Jude Medical, Inc.	27,670	1,814,875

		14,985,992

Medical Products - 0.4%

Becton Dickinson and Co.	17,656	2,068,753
Stryker Corp.	23,832	1,985,444

		4,054,197

Medical-Biomedical/Gene - 5.0%

Alexion Pharmaceuticals, Inc.†	81,871	13,859,942
Amgen, Inc.	28,355	3,952,120
Biogen Idec, Inc.†	34,744	11,918,582
Celgene Corp.†	34,708	3,297,954
CSL, Ltd.	11,637	802,847
Gilead Sciences, Inc.†	103,370	11,120,545
Incyte Corp.†#	37,797	2,048,597
Regeneron Pharmaceuticals, Inc.†	3,164	1,109,045
United Therapeutics Corp.†	15,157	1,785,949

		49,895,581

Medical-Drugs - 3.7%

AbbVie, Inc.	64,604	3,571,309
Bristol-Myers Squibb Co.	179,340	9,083,571
Grifols SA	19,020	885,443
Johnson & Johnson	123,239	12,783,582
Merck & Co., Inc.	36,613	2,200,807
Novo Nordisk A/S, Class B	28,350	1,295,251
Roche Holding AG	8,891	2,592,583
Zoetis, Inc.	129,640	4,594,442

		37,006,988

Medical-Generic Drugs - 0.9%

Actavis PLC†	646	146,629
Perrigo Co. PLC	15,454	2,298,628
Teva Pharmaceutical Industries, Ltd. ADR	121,786	6,396,201

		8,841,458

Medical-Wholesale Drug Distribution - 0.9%

Cardinal Health, Inc.	106,869	7,876,245
McKesson Corp.	7,990	1,558,290

		9,434,535

Metal Processors & Fabrication - 0.9%

Precision Castparts Corp.	37,333	9,111,492
SKF AB, Class B	14,638	337,611

		9,449,103

Motorcycle/Motor Scooter - 1.0%

Harley-Davidson, Inc.#	154,724	9,834,257

Multimedia - 2.8%

Twenty-First Century Fox, Inc., Class A	35,830	1,269,098
Viacom, Inc., Class B	23,192	1,882,031
Walt Disney Co.	273,768	24,606,268

		27,757,397

Networking Products - 0.2%

Palo Alto Networks, Inc.†#	24,806	2,108,262

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	24,609	665,920

Oil Companies-Exploration & Production - 3.5%

Antero Resources Corp.†	12,560	726,596
Concho Resources, Inc.†	30,173	4,285,773
Continental Resources, Inc.†#	10,447	1,684,997
EOG Resources, Inc.	132,270	14,533,827
EQT Corp.	15,530	1,538,402
Kosmos Energy, Ltd.†	166,096	1,664,282
Noble Energy, Inc.	119,785	8,641,290
Southwestern Energy Co.†	42,616	1,754,927

		34,830,094

Oil Companies-Integrated - 0.7%

Phillips 66	78,262	6,810,359

Oil Field Machinery & Equipment - 0.0%

National Oilwell Varco, Inc.	1,643	142,005

Oil Refining & Marketing - 0.1%

Valero Energy Corp.	21,598	1,169,316

Oil-Field Services - 2.5%

Baker Hughes, Inc.	26,786	1,851,984
Core Laboratories NV	8,463	1,337,069
Halliburton Co.	26,860	1,816,005
Oceaneering International, Inc.	10,736	746,796
Schlumberger, Ltd.	174,133	19,091,942

		24,843,796

Pharmacy Services - 0.0%

Express Scripts Holding Co.†	3,082	227,852

Poultry - 0.4%

Pilgrim’s Pride Corp.†	67,493	2,016,016
Sanderson Farms, Inc.#	20,036	1,869,759

		3,885,775

Power Converter/Supply Equipment - 0.3%

Generac Holdings, Inc.†#	71,292	3,316,504

Real Estate Investment Trusts - 0.2%

American Tower Corp.	18,014	1,776,180

Rental Auto/Equipment - 0.2%

Ashtead Group PLC	48,798	793,513
United Rentals, Inc.†#	7,882	927,317

		1,720,830

Retail-Auto Parts - 1.1%

AutoZone, Inc.†	20,608	11,104,415

Retail-Building Products - 1.7%

Home Depot, Inc.	183,951	17,199,419

Retail-Discount - 0.2%

Costco Wholesale Corp.	11,354	1,374,742
HSN, Inc.#	9,920	601,053

		1,975,795

Retail-Gardening Products - 0.1%

Tractor Supply Co.#	17,157	1,148,661

Retail-Jewelry - 0.3%

Cie Financiere Richemont SA	11,660	1,111,958
Pandora A/S	21,779	1,628,171

		2,740,129

Retail-Regional Department Stores - 0.4%

Dillard’s, Inc., Class A	13,910	1,590,191
Macy’s, Inc.	33,962	2,115,493

		3,705,684

Retail-Restaurants - 1.3%

Chipotle Mexican Grill, Inc.†	13,449	9,127,164
McDonald’s Corp.	5,248	491,843
Starbucks Corp.	13,234	1,029,737
Yum! Brands, Inc.	28,096	2,034,993

		12,683,737

Schools - 0.1%

Kroton Educacional SA	26,900	805,738

Semiconductor Components-Integrated Circuits - 1.3%

Linear Technology Corp.#	191,365	8,632,475
MaxLinear, Inc., Class A†#	37,893	351,268
QUALCOMM, Inc.	56,919	4,331,536

		13,315,279

Semiconductor Equipment - 0.3%

ASML Holding NV (Euronext Amsterdam)	10,378	992,850
ASML Holding NV (NY Registered Shares)#	7,070	679,568
Lam Research Corp.	23,589	1,696,285

		3,368,703

Soap & Cleaning Preparation - 0.6%

Church & Dwight Co., Inc.	89,521	6,108,913

Software Tools - 0.1%

VMware, Inc., Class A†#	7,713	760,348

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†#	147,899	3,060,030

Telecommunication Equipment - 0.3%

Harris Corp.	941	67,178
Juniper Networks, Inc.	145,732	3,379,525

		3,446,703

Telephone-Integrated - 0.6%

CenturyLink, Inc.	4,604	188,718
Verizon Communications, Inc.	119,642	5,960,564

		6,149,282

Tobacco - 0.0%

Philip Morris International, Inc.	674	57,681

Tools-Hand Held - 0.3%

Snap-on, Inc.	12,199	1,524,265
Stanley Black & Decker, Inc.	11,934	1,091,961

		2,616,226

Transport-Rail - 1.6%

Canadian Pacific Railway, Ltd.	4,182	837,669
Union Pacific Corp.	149,613	15,749,761

		16,587,430

Transport-Services - 0.5%

FedEx Corp.	10,653	1,575,366
United Parcel Service, Inc., Class B	31,145	3,031,343

		4,606,709

Vitamins & Nutrition Products - 1.3%

Mead Johnson Nutrition Co.	133,291	12,742,620

Web Hosting/Design - 0.1%

Equinix, Inc.†#	5,100	1,113,126
Web.com Group, Inc.†#	12,815	242,844

		1,355,970

Web Portals/ISP - 3.9%

Baidu, Inc. ADR†	2,650	568,478
Google, Inc., Class A†	43,160	25,134,657
Google, Inc., Class C†	24,303	13,891,595

		39,594,730

Wireless Equipment - 0.1%

GN Store Nord A/S	23,951	544,600

Total Common Stocks
(cost $836,350,897)		998,936,091

EXCHANGE-TRADED FUNDS - 0.1%

iShares Russell 1000 Growth ETF
(cost $941,123)	10,108	942,571

Total Long-Term Investment Securities
(cost $837,292,020)		999,878,662

SHORT-TERM INVESTMENT SECURITIES - 6.1%
Registered Investment Companies - 6.1%

State Street Navigator Securities Lending Prime Portfolio(1)
(cost $61,339,447)	61,339,447	61,339,447

TOTAL INVESTMENTS
(cost $898,631,467)(2)	105.5%	1,061,218,109
Liabilities in excess of other assets	(5.5)	(55,199,608)

NET ASSETS	100.0%	$1,006,018,501

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $76,019,413. This was secured by collateral of $61,339,447, which was received in cash and subsequently invested in short-term investments currently valued at $61,339,447 as reported in the portfolio of investments. Additional collateral of $15,903,191 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 11/15/2040	$1,274,825
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	12,970,899
Government National Mtg. Assoc.	2.75% to 4.00%	11/20/2038 to 11/16/2039	1,657,467

(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

GDR - Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks
Medical-Biomedical/Gene	$49,895,581	$—	$—	$49,895,581
Other Industries*	949,040,510	—	—	949,040,510
Exchange-Traded Funds	942,571	—	—	942,571
Short-Term Investment Securities:
Registered Investment Companies	61,339,447	—	—	61,339,447

Total	$1,061,218,109	$—	$—	$1,061,218,109

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Aerospace/Defense-Equipment - 1.3%

United Technologies Corp.	13,910	$1,502,002

Agricultural Chemicals - 0.9%

Monsanto Co.	6,840	791,046
Mosaic Co.	5,760	275,098

		1,066,144

Agricultural Operations - 0.6%

Archer-Daniels-Midland Co.	15,390	767,345

Airlines - 0.6%

Delta Air Lines, Inc.	8,460	334,847
United Continental Holdings, Inc.†	7,860	374,214

		709,061

Apparel Manufacturers - 0.6%

VF Corp.	11,960	766,875

Applications Software - 2.8%

Citrix Systems, Inc.†	6,380	448,259
Microsoft Corp.	62,110	2,821,657

		3,269,916

Audio/Video Products - 0.2%

Harman International Industries, Inc.	2,550	293,454

Auto-Cars/Light Trucks - 0.6%

General Motors Co.	20,990	730,452

Auto-Heavy Duty Trucks - 0.8%

PACCAR, Inc.	14,770	927,704

Auto/Truck Parts & Equipment-Original - 0.3%

TRW Automotive Holdings Corp.†	4,260	410,195

Banks-Commercial - 0.3%

BB&T Corp.	5,070	189,263
Cullen/Frost Bankers, Inc.	700	55,020
SVB Financial Group†	1,050	116,886

		361,169

Banks-Fiduciary - 0.4%

State Street Corp.	6,540	471,076

Banks-Super Regional - 3.2%

Capital One Financial Corp.	4,800	393,888
PNC Financial Services Group, Inc.	6,650	563,587
SunTrust Banks, Inc.	2,920	111,194
US Bancorp	1,310	55,387
Wells Fargo & Co.	52,000	2,674,880

		3,798,936

Beverages-Non-alcoholic - 1.9%

Coca-Cola Co.	29,510	1,231,157
Dr Pepper Snapple Group, Inc.	7,040	442,957
PepsiCo, Inc.	6,450	596,560

		2,270,674

Beverages-Wine/Spirits - 0.4%

Constellation Brands, Inc., Class A†	5,290	460,706

Brewery - 0.1%

Molson Coors Brewing Co., Class B	2,144	158,549

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	897	38,759

Building Products-Cement - 0.2%

Martin Marietta Materials, Inc.	1,360	178,106

Building Products-Wood - 0.3%

Masco Corp.	12,900	302,763

Building-Residential/Commercial - 0.3%

NVR, Inc.†	50	58,659
PulteGroup, Inc.	14,490	278,498

		337,157

Cable/Satellite TV - 2.0%

Charter Communications, Inc., Class A†	1,000	156,870
Comcast Corp., Class A	29,350	1,606,325
DIRECTV†	650	56,193
DISH Network Corp., Class A†	3,700	239,797
Time Warner Cable, Inc.	2,470	365,387

		2,424,572

Chemicals-Diversified - 0.4%

Axiall Corp.	3,800	158,004
Dow Chemical Co.	5,890	315,410

		473,414

Commercial Services - 0.0%

Quanta Services, Inc.†	1,340	48,696

Commercial Services-Finance - 0.2%

Alliance Data Systems Corp.†	700	185,248

Computer Services - 1.6%

Accenture PLC, Class A	10,200	826,812
Cognizant Technology Solutions Corp., Class A†	11,440	523,151
International Business Machines Corp.	2,730	524,979

		1,874,942

Computers - 3.9%

Apple, Inc.	40,930	4,195,325
Hewlett-Packard Co.	9,690	368,220

		4,563,545

Computers-Memory Devices - 0.2%

EMC Corp.	7,170	211,730

Consumer Products-Misc. - 0.3%

Kimberly-Clark Corp.	2,800	302,400

Containers-Metal/Glass - 0.2%

Ball Corp.	20	1,282
Crown Holdings, Inc.†	6,060	292,516

		293,798

Containers-Paper/Plastic - 0.0%

Sealed Air Corp.	1,290	46,569

Cosmetics & Toiletries - 1.7%

Estee Lauder Cos., Inc., Class A	2,390	183,624
Procter & Gamble Co.	21,660	1,800,162

		1,983,786

Cruise Lines - 0.4%

Royal Caribbean Cruises, Ltd.	7,790	496,690

Distribution/Wholesale - 0.4%

WW Grainger, Inc.	1,830	450,546

Diversified Banking Institutions - 3.8%

Bank of America Corp.	107,620	1,731,606
Citigroup, Inc.	29,410	1,519,026
Goldman Sachs Group, Inc.	1,990	356,429
Morgan Stanley	26,180	898,236

		4,505,297

Diversified Manufacturing Operations - 1.5%

Eaton Corp. PLC	11,710	817,475
General Electric Co.	33,800	878,124
SPX Corp.	1,360	141,508

		1,837,107

E-Commerce/Products - 1.1%

Amazon.com, Inc.†	1,940	657,738
eBay, Inc.†	10,850	602,175

		1,259,913

E-Commerce/Services - 0.4%

Priceline Group, Inc.†	375	466,616

Electric Products-Misc. - 0.7%

Emerson Electric Co.	12,690	812,414

Electric-Integrated - 2.8%

American Electric Power Co., Inc.	3,640	195,468
CMS Energy Corp.	9,150	279,441
Dominion Resources, Inc.	5,650	396,743
Edison International	9,100	538,174
Entergy Corp.	5,700	441,237
Exelon Corp.	14,600	487,932
NextEra Energy, Inc.	7,789	766,827
Wisconsin Energy Corp.	4,900	222,117

		3,327,939

Electronic Components-Misc. - 0.2%

TE Connectivity, Ltd.	3,400	213,112

Electronic Components-Semiconductors - 1.2%

Avago Technologies, Ltd.	6,330	519,630
Broadcom Corp., Class A	11,100	437,118
Freescale Semiconductor, Ltd.†#	7,810	164,401
Xilinx, Inc.	7,810	329,972

		1,451,121

Electronic Forms - 0.6%

Adobe Systems, Inc.†	10,660	766,454

Electronic Security Devices - 0.1%

Tyco International, Ltd.	2,600	116,012

Electronics-Military - 0.3%

L-3 Communications Holdings, Inc.	3,360	369,432

Engineering/R&D Services - 0.9%

Fluor Corp.	13,670	1,010,076

Enterprise Software/Service - 0.5%

Oracle Corp.	15,520	644,546

Finance-Consumer Loans - 0.0%

Navient Corp.	1,600	28,704

Finance-Credit Card - 1.2%

American Express Co.	1,260	112,833
Visa, Inc., Class A	6,010	1,277,245

		1,390,078

Finance-Investment Banker/Broker - 0.7%

Charles Schwab Corp.	28,660	817,097

Finance-Other Services - 0.4%

Intercontinental Exchange, Inc.	2,233	422,037

Food-Misc./Diversified - 1.4%

General Mills, Inc.	7,240	386,471
Kellogg Co.	2,540	165,024
Mondelez International, Inc., Class A	29,530	1,068,691

		1,620,186

Food-Retail - 0.1%

Kroger Co.	3,350	170,783

Gas-Distribution - 0.8%

CenterPoint Energy, Inc.	8,930	221,821
NiSource, Inc.	13,190	523,247
Questar Corp.	7,100	166,921

		911,989

Instruments-Controls - 1.1%

Honeywell International, Inc.	13,450	1,280,843

Insurance Brokers - 0.4%

Marsh & McLennan Cos., Inc.	9,120	484,272

Insurance-Life/Health - 0.2%

Prudential Financial, Inc.	3,000	269,100

Insurance-Multi-line - 2.1%

ACE, Ltd.	11,740	1,248,314
Hartford Financial Services Group, Inc.	1,600	59,280
MetLife, Inc.	19,300	1,056,482
XL Group PLC	3,380	115,529

		2,479,605

Insurance-Reinsurance - 1.2%

Axis Capital Holdings, Ltd.	3,650	176,003
Berkshire Hathaway, Inc., Class B†	9,030	1,239,367

		1,415,370

Internet Content-Entertainment - 0.6%

Facebook, Inc., Class A†	8,840	661,409

Investment Management/Advisor Services - 0.6%

Invesco, Ltd.	16,770	684,887

Machinery-Farming - 0.2%

Deere & Co.	2,380	200,134

Medical Information Systems - 0.2%

athenahealth, Inc.†#	300	43,332
Cerner Corp.†	3,280	189,125

		232,457

Medical Instruments - 0.5%

Boston Scientific Corp.†	48,570	615,868

Medical Products - 1.0%

Baxter International, Inc.	3,560	266,929
Covidien PLC	2,830	245,729
Stryker Corp.	8,470	705,635

		1,218,293

Medical-Biomedical/Gene - 3.1%

Alexion Pharmaceuticals, Inc.†	1,920	325,037
Biogen Idec, Inc.†	3,750	1,286,400
Celgene Corp.†	13,160	1,250,463
Gilead Sciences, Inc.†	5,200	559,416
Vertex Pharmaceuticals, Inc.†	3,100	290,067

		3,711,383

Medical-Drugs - 6.2%

Abbott Laboratories	22,310	942,375
Allergan, Inc.	1,980	324,086
Bristol-Myers Squibb Co.	23,280	1,179,132
Johnson & Johnson	29,070	3,015,431
Merck & Co., Inc.	23,350	1,403,569
Pfizer, Inc.	14,660	430,857

		7,295,450

Medical-Generic Drugs - 0.4%

Actavis PLC†	760	172,505
Perrigo Co. PLC	2,060	306,404

		478,909

Medical-HMO - 1.6%

Aetna, Inc.	5,290	434,468
Humana, Inc.	6,060	780,164
UnitedHealth Group, Inc.	7,410	642,299

		1,856,931

Medical-Wholesale Drug Distribution - 0.4%

McKesson Corp.	2,240	436,867

Metal-Aluminum - 0.5%

Alcoa, Inc.	38,400	637,824

Metal-Copper - 0.2%

Freeport-McMoRan, Inc.	6,670	242,588

Multimedia - 2.3%

Time Warner, Inc.	19,510	1,502,855
Twenty-First Century Fox, Inc., Class A	16,700	591,514
Walt Disney Co.	6,850	615,678

		2,710,047

Networking Products - 1.2%

Cisco Systems, Inc.	57,600	1,439,424

Office Automation & Equipment - 0.0%

Xerox Corp.	3,920	54,135

Oil & Gas Drilling - 0.5%

Ensco PLC, Class A	9,600	484,608
Noble Corp. PLC	4,760	135,470

		620,078

Oil Companies-Exploration & Production - 1.9%

Anadarko Petroleum Corp.	4,550	512,740
EOG Resources, Inc.	5,340	586,759
EQT Corp.	2,390	236,753
Occidental Petroleum Corp.	6,760	701,215
Pioneer Natural Resources Co.	300	62,595
QEP Resources, Inc.	3,800	135,166

		2,235,228

Oil Companies-Integrated - 4.8%

Chevron Corp.	14,900	1,928,805
Exxon Mobil Corp.	24,730	2,459,646
Hess Corp.	4,110	415,521
Marathon Oil Corp.	18,950	790,026
Phillips 66	620	53,952

		5,647,950

Oil Field Machinery & Equipment - 0.1%

FMC Technologies, Inc.†	1,580	97,707

Oil Refining & Marketing - 0.7%

Cheniere Energy, Inc.†	2,900	232,754
Marathon Petroleum Corp.	3,130	284,862
Valero Energy Corp.	5,430	293,980

		811,596

Oil-Field Services - 1.8%

Halliburton Co.	8,050	544,260
Schlumberger, Ltd.	14,650	1,606,226

		2,150,486

Publishing-Periodicals - 0.1%

Time, Inc.†	2,538	59,592

Real Estate Investment Trusts - 2.1%

American Tower Corp.	730	71,978
AvalonBay Communities, Inc.	2,500	385,250
Boston Properties, Inc.	920	111,706
DiamondRock Hospitality Co.	17,850	237,762
Essex Property Trust, Inc.	300	58,035
Extra Space Storage, Inc.	1,070	56,389
General Growth Properties, Inc.	2,900	71,253
Highwoods Properties, Inc.	3,520	149,776
Host Hotels & Resorts, Inc.	4,490	102,462
Kilroy Realty Corp.	1,470	92,978
Liberty Property Trust	6,120	216,770
Mid-America Apartment Communities, Inc.	2,480	179,354
Prologis, Inc.	5,300	216,982
Public Storage	400	70,072
Simon Property Group, Inc.	2,830	481,185

		2,501,952

Retail-Apparel/Shoe - 0.3%

Gap, Inc.	900	41,535
Lululemon Athletica, Inc.†#	1,300	51,909
Ross Stores, Inc.	2,930	220,981

		314,425

Retail-Auto Parts - 0.6%

AutoZone, Inc.†	1,260	678,938

Retail-Building Products - 2.1%

Home Depot, Inc.	16,250	1,519,375
Lowe’s Cos., Inc.	19,210	1,008,717

		2,528,092

Retail-Discount - 0.8%

Costco Wholesale Corp.	4,730	572,708
Dollar General Corp.†	1,900	121,581
Dollar Tree, Inc.†	1,300	69,713
Wal-Mart Stores, Inc.	2,940	221,970

		985,972

Retail-Drug Store - 1.0%

CVS Caremark Corp.	15,640	1,242,598

Retail-Major Department Stores - 0.6%

TJX Cos., Inc.	11,680	696,245

Retail-Regional Department Stores - 0.3%

Macy’s, Inc.	5,250	327,023

Retail-Restaurants - 0.8%

McDonald’s Corp.	760	71,227
Starbucks Corp.	7,640	594,468
Yum! Brands, Inc.	4,520	327,384

		993,079

Semiconductor Components-Integrated Circuits - 1.0%

QUALCOMM, Inc.	15,370	1,169,657

Semiconductor Equipment - 1.3%

KLA-Tencor Corp.	9,900	756,558
Lam Research Corp.	10,580	760,808

		1,517,366

Software Tools - 0.1%

VMware, Inc., Class A†	1,650	162,657

Steel-Producers - 0.4%

United States Steel Corp.#	11,570	447,181

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.	8,300	173,138

Telephone-Integrated - 1.6%

AT&T, Inc.	2,800	97,888
Verizon Communications, Inc.	36,170	1,801,989

		1,899,877

Television - 0.1%

CBS Corp., Class B	1,389	82,354

Tobacco - 1.2%

Philip Morris International, Inc.	17,290	1,479,678

Tools-Hand Held - 0.0%

Snap-on, Inc.	390	48,731

Transport-Rail - 2.4%

Canadian Pacific Railway, Ltd.	600	120,360
CSX Corp.	29,540	913,081
Norfolk Southern Corp.	510	54,570
Union Pacific Corp.	16,380	1,724,323

		2,812,334

Web Portals/ISP - 2.4%
Google, Inc., Class A†	2,480	1,444,253
Google, Inc., Class C†	2,380	1,360,408

		2,804,661

Total Long-Term Investment Securities (cost $100,691,759)		117,212,283

SHORT-TERM INVESTMENT SECURITIES - 1.4%
Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Prime Portfolio(1)	527,571	527,571

Time Deposits - 0.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	$1,114,000	1,114,000

Total Short-Term Investment Securities (cost $1,641,571)		1,641,571

TOTAL INVESTMENTS (cost $102,333,330)(2)	100.3%	118,853,854
Liabilities in excess of other assets	(0.3)	(352,117)

NET ASSETS	100.0%	$118,501,737

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $526,691. This was secured by collateral of $527,571, which was received in cash and subsequently invested in short-term investments currently valued at $527,571 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2014	Unrealized Appreciation (Depreciation)

12	Long	S&P 500 E-Mini Index	September 2014	$1,165,562	$1,200,840	$35,278

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$7,295,450	$—	$—	$7,295,450
Other Industries*	109,916,833	—	—	109,916,833
Short-Term Investment Securities:
Registered Investment Companies	527,571	—	—	527,571
Time Deposits	—	1,114,000	—	1,114,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	35,278	—	—	35,278

Total	$117,775,132	$1,114,000	$—	$118,889,132

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.7%
Commercial Services - 0.1%

HMS Holdings Corp.†	34,500	$788,670

Consulting Services - 0.4%

Advisory Board Co.†	53,200	2,638,720

Decision Support Software - 0.1%

Castlight Health, Inc., Class A(1)(2)(3)	42,238	477,902
Castlight Health, Inc., Class B†	17,300	206,043

		683,945

Dental Supplies & Equipment - 0.9%

Align Technology, Inc.†	28,400	1,546,664
DENTSPLY International, Inc.	94,900	4,527,204

		6,073,868

Diagnostic Equipment - 0.1%

GenMark Diagnostics, Inc.†#	59,600	640,700
Oxford Immunotec Global PLC†	20,500	288,230

		928,930

Diagnostic Kits - 0.6%

IDEXX Laboratories, Inc.†	29,400	3,644,718

Dialysis Centers - 0.4%

DaVita HealthCare Partners, Inc.†	37,600	2,807,968

Distribution/Wholesale - 0.2%

MWI Veterinary Supply, Inc.†	7,700	1,093,785

Diversified Manufacturing Operations - 2.4%

Danaher Corp.	204,400	15,659,084

Diversified Operations - 0.1%

Horizon Pharma, Inc.†#	42,700	439,810

Electronic Measurement Instruments - 2.5%

Agilent Technologies, Inc.	290,800	16,622,128

Enterprise Software/Service - 0.2%

Veeva Systems, Inc., Class A†#	37,400	1,120,878

Health Care Cost Containment - 0.0%

HealthEquity, Inc.†	9,900	191,862

Heart Monitors - 0.2%

HeartWare International, Inc.†	14,225	1,153,648

Human Resources - 0.4%

Team Health Holdings, Inc.†	47,300	2,767,996

Instruments-Controls - 0.3%

Mettler-Toledo International, Inc.†	7,700	2,082,696

Instruments-Scientific - 1.0%

FEI Co.	50,400	4,235,616
Thermo Fisher Scientific, Inc.	21,100	2,536,431

		6,772,047

Insurance-Life/Health - 0.1%

Odontoprev SA†	159,400	694,994

Medical Information Systems - 0.7%

athenahealth, Inc.†#	30,800	4,448,752

Medical Instruments - 2.9%

Bruker Corp.†	95,300	1,911,718
DexCom, Inc.†	31,600	1,396,720
Intuitive Surgical, Inc.†	23,460	11,026,435
St Jude Medical, Inc.	32,100	2,105,439
Thoratec Corp.†	92,000	2,300,000
Volcano Corp.†	16,000	199,040

		18,939,352

Medical Labs & Testing Services - 0.6%

Catalent, Inc.†	46,100	991,150
Covance, Inc.†	39,700	3,291,130

		4,282,280

Medical Products - 7.5%

Aspen Pharmacare Holdings, Ltd.	98,139	2,812,252
Becton Dickinson and Co.	66,900	7,838,673
CareFusion Corp.†	115,800	5,316,378
China Medical System Holdings, Ltd.	1,266,500	1,833,554
Cooper Cos., Inc.	47,900	7,809,137
Covidien PLC	97,000	8,422,510
EnteroMedics, Inc.†#	105,150	153,519
Henry Schein, Inc.†	39,600	4,739,724
Sirona Dental Systems, Inc.†	100,600	8,199,906
Tornier NV†	96,300	2,082,006
Wright Medical Group, Inc. CVR	13,700	21,920

		49,229,579

Medical-Biomedical/Gene - 30.5%

Abcam PLC	182,417	1,284,040
Acceleron Pharma, Inc.†#	63,200	1,698,184
Acorda Therapeutics, Inc.†	10,075	328,244
Alexion Pharmaceuticals, Inc.†	182,840	30,952,984
Alnylam Pharmaceuticals, Inc.†	17,100	1,191,357
Avalanche Biotechnologies, Inc.†	9,700	287,411
Avalanche Biotechnologies, Series B(1)(2)(3)	32,097	903,482
Biogen Idec, Inc.†	64,900	22,263,296
BioMarin Pharmaceutical, Inc.†	62,900	4,479,738
Celgene Corp.†	75,080	7,134,102
Celladon Corp.†	51,000	588,030
Epizyme, Inc.†#	23,300	803,617
Exelixis, Inc.†#	409,200	1,694,088
Five Prime Therapeutics, Inc.†	2,600	30,238
Gilead Sciences, Inc.†	344,500	37,061,310
Illumina, Inc.†	8,000	1,434,880
Incyte Corp.†	235,000	12,737,000
Insmed, Inc.†	20,300	282,779
Intercept Pharmaceuticals, Inc.†	5,458	1,581,292
InterMune, Inc.†	254,300	18,678,335
Intrexon Corp.†#	9,500	192,660
Isis Pharmaceuticals, Inc.†#	56,700	2,311,092
Medicines Co.†	86,350	2,211,423
Novavax, Inc.†#	291,600	1,367,604
Prothena Corp. PLC†	78,787	1,804,222
Puma Biotechnology, Inc.†	75,024	19,544,502
Regeneron Pharmaceuticals, Inc.†	25,700	9,008,364
Sophiris Bio, Inc.† (NASDAQ)	71,200	215,024
Sophiris Bio, Inc.† (TSX)	7,028	21,084
Stemline Therapeutics, Inc.†#	2,100	23,688
Sunesis Pharmaceuticals, Inc.†#	132,100	989,429
Ultragenyx Pharmaceutical, Inc.†#	26,932	1,437,092
United Therapeutics Corp.†	25,051	2,951,759
Versartis, Inc.†#	12,000	276,000
Vertex Pharmaceuticals, Inc.†	130,994	12,257,109
Zeneca, Inc. CVR(1)(2)(4)	23,110	58,699

		200,084,158

Medical-Drugs - 16.9%

AbbVie, Inc.	169,300	9,358,904
ACADIA Pharmaceuticals, Inc.†#	150,400	3,606,592
Achaogen, Inc.†	19,200	182,592
Alkermes PLC†	206,000	9,214,380
Allergan, Inc.	109,900	17,988,432
Array BioPharma, Inc.†#	432,800	1,709,560
Arseus NV	16,233	883,782
Astellas Pharma, Inc.	125,500	1,806,901
Bristol-Myers Squibb Co.	62,400	3,160,560

Chimerix, Inc.†	49,200	1,256,568
Clovis Oncology, Inc.†	31,500	1,498,140
Eli Lilly & Co.	149,600	9,508,576
Immune Design Corp.†	18,700	224,587
Ironwood Pharmaceuticals, Inc.†	23,900	309,266
Jazz Pharmaceuticals PLC†	14,600	2,378,632
Mallinckrodt PLC†	21,544	1,755,620
Merck & Co., Inc.	60,100	3,612,611
Natco Pharma, Ltd.	9,801	195,438
Novartis AG	15,900	1,426,246
Novartis AG ADR	17,200	1,545,248
Ophthotech Corp.†#	25,900	1,009,064
Orexigen Therapeutics, Inc.†#	285,000	1,624,500
Pacira Pharmaceuticals, Inc.†	89,000	9,635,140
Supernus Pharmaceuticals, Inc.†	68,800	622,984
Takeda Pharmaceutical Co., Ltd.	58,000	2,647,893
TESARO, Inc.†#	69,172	2,044,724
Valeant Pharmaceuticals International, Inc.†	150,633	17,669,251
Vanda Pharmaceuticals, Inc.†#	140,000	1,811,600
Zoetis, Inc.	52,500	1,860,600
ZS Pharma Inc†#	9,700	390,813

		110,939,204

Medical-Generic Drugs - 4.1%

Actavis PLC†	85,679	19,447,419
Teva Pharmaceutical Industries, Ltd. ADR	141,400	7,426,328

		26,873,747

Medical-HMO - 9.3%

Aetna, Inc.	254,500	20,902,085
Centene Corp.†	10,900	851,617
Humana, Inc.	117,900	15,178,446
UnitedHealth Group, Inc.	214,400	18,584,192
WellCare Health Plans, Inc.†	27,358	1,801,798
WellPoint, Inc.	34,400	4,007,944

		61,326,082

Medical-Hospitals - 3.1%

Acadia Healthcare Co., Inc.†	26,580	1,361,162
Adeptus Health, Inc., Class A†#	12,500	353,625
Community Health Systems, Inc.†	33,300	1,807,524
HCA Holdings, Inc.†	92,700	6,472,314
LifePoint Hospitals, Inc.†	1,900	142,120
Mediclinic International, Ltd.	108,168	937,853
Universal Health Services, Inc., Class B	79,000	9,040,760

		20,115,358

Medical-Outpatient/Home Medical - 0.5%

Air Methods Corp.†	59,400	3,484,404

Medical-Wholesale Drug Distribution - 5.1%

Cardinal Health, Inc.	155,800	11,482,460
McKesson Corp.	111,900	21,823,857

		33,306,317

Pharmacy Services - 0.0%

MediWound, Ltd.†	12,800	93,440

Physicians Practice Management - 0.5%

Envision Healthcare Holdings, Inc.†	18,900	690,984
MEDNAX, Inc.†	48,900	2,799,525

		3,490,509

Retail-Convenience Store - 0.1%

CP ALL PCL	494,800	735,848

Retail-Drug Store - 2.4%

CVS Caremark Corp.	50,600	4,020,170
Raia Drogasil SA	84,342	821,378
Rite Aid Corp.†	1,478,200	9,194,404
Walgreen Co.	25,400	1,537,208

		15,573,160

Therapeutics - 4.0%

AVANIR Pharmaceuticals, Inc.†	563,817	3,506,942
Cara Therapeutics, Inc.†	700	7,154
Dyax Corp.†	95,100	970,971
Neurocrine Biosciences, Inc.†	257,235	4,195,503
Otonomy, Inc.†#	13,500	268,920
Pharmacyclics, Inc.†	136,800	17,016,552
Portola Pharmaceuticals, Inc.†	14,800	412,772

		26,378,814

Wireless Equipment - 0.5%

GN Store Nord A/S	145,601	3,310,690

Total Common Stocks (cost $414,880,981)		648,777,441

CONVERTIBLE PREFERRED SECURITIES - 0.3%
Medical Information Systems - 0.1%

Doximity, Inc. Series C(1)(2)(4)	64,785	312,316

Medical-Biomedical/Gene - 0.0%

Calithera Biosciences, Inc. Series D(1)(2)(4)	794,645	139,222
Spark Therapeutics, Inc. Series B(1)(2)(4)	94,594	152,296

		291,518

Medical-Drugs - 0.2%

Diplomat Pharmacy, Inc. Series A(1)(2)(4)	7	996,240

Therapeutics - 0.0%

Bellicum Pharmaceuticals, Inc. Series C(1)(2)(4)	42,577	232,045

Total Convertible Preferred Securities (cost $1,832,118)		1,832,119

WARRANTS - 0.0%
Medical Products - 0.0%

EnteroMedics, Inc. Expires 09/28/2016 (Strike price $1.90)	6,300	2,824
Enteromedics, Inc. Expires 06/13/2016 (Strike price $2.19)	42,300	14,623

		17,447

Medical-Drugs - 0.0%

Alexza Pharmaceuticals, Inc. Expires 10/05/2016 (Strike price $27.70)(1)(2)	1,305	2

Therapeutics - 0.0%

Bellicum Pharmaceuticals, Inc. Expires 08/22/2019(1)(2)(4)	27,675	0

Total Warrants (cost $1,631)		17,449

CONVERTIBLE BONDS & NOTES - 0.0%
Heart Monitors - 0.0%

HeartWare International, Inc. Senior Notes 3.50% due 12/15/2017 (cost $69,763)	$71,000	78,943

Total Long-Term Investment Securities (cost $416,784,493)		650,705,952

SHORT-TERM INVESTMENT SECURITIES - 4.5%
Registered Investment Companies - 4.5%

State Street Navigator Securities Lending Prime Portfolio(5)	21,099,113	21,099,113
T. Rowe Price Reserve Investment Fund	8,328,847	8,328,847

Total Short-Term Investment Securities
(cost $29,427,960)		29,427,960

TOTAL INVESTMENTS
(cost $446,212,453)(6)	103.5%	680,133,912
Liabilities in excess of other assets	(3.5)	(23,306,049)

NET ASSETS	100.0%	$656,827,863

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2014, the Health Sciences Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Avalanche Biotechnologies, Inc.
Series B	4/16/2014	32,097	$241,690	$903,482	$28.15	0.14%
Castlight Health, Inc.
Class A	4/26/2012	42,238	254,972	477,902	11.31	0.07%
Zeneca, Inc. CVR	7/19/2013	23,110	0	58,699	2.54	0.01%
Convertible Preferred Securities
Bellicum Pharmaceuticals, Inc.
Series C	8/22/2014	42,577	232,045	232,045	5.45	0.04%
Calithera Biosciences, Inc.
Series D	10/7/2013	676,756	118,568
	7/1/2014	117,889	20,654

		794,645	139,222	139,222	0.18	0.02%

Diplomat Pharmacy, Inc.
Series A	1/23/2014	7	996,240	996,240	142,320.00	0.15%
Doximity, Inc.
Series C	4/10/2014	64,785	312,316	312,316	4.82	0.05%
Spark Therapeutics, Inc.
Series B	5/23/2014	94,594	152,296	152,296	1.61	0.02%
Warrants
Alexza Pharmaceuticals, Inc.
Expires 10/05/2016
Strike price $27.70	10/5/2009	1,305	1,631	2	0.00	0.00%
Bellicum Pharmaceuticals, Inc. Expires 08/22/2019	8/22/2014	27,675	0	0	0.00	0.00%

				$3,272,204		0.50%

(2)	Illiquid security. At August 31, 2014, the aggregate value of these securities was $3,272,204 representing 0.5% of net assets.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	At August 31, 2014, the Fund had loaned securities with a total value of $20,923,333. This was secured by collateral of $21,099,113, which was received in cash and subsequently invested in short-term investments currently valued at $21,099,113 as reported in the portfolio of investments. Additional collateral of $10,960 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 11/15/2040	$879
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	8,939
Government National Mtg. Assoc.	2.75% to 4.00%	11/20/2038 to 11/16/2039	1,142

(6)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
CVR	- Contingent Value Right
NASDAQ	- NASDAQ Stock Market
TSX	- Toronto Stock Exchange

Open call option contracts written at August 31, 2014 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at August 31, 2014	Unrealized Appreciation (Depreciation)

Allergan, Inc.	Sep-14	$150.00	42	$15,414	$61,950	$(46,536)
Cooper Cos., Inc.	Sep-14	170.00	2	594	470	124
Gilead Sciences, Inc.	Jan-15	105.00	65	32,446	64,675	(32,229)
Gilead Sciences, Inc.	Jan-15	110.00	97	33,779	73,720	(39,941)
Intercept Pharmaceuticals, Inc.	Nov-14	330.00	33	87,345	73,590	13,755
Intercept Pharmaceuticals, Inc.	Nov-14	350.00	20	43,511	34,000	9,511
Intermune, Inc.	Jan-15	50.00	109	38,149	257,513	(219,364)
Intermune, Inc.	Jan-15	55.00	104	30,991	192,400	(161,409)
Pharmacyclics, Inc.	Nov-14	140.00	76	33,974	41,040	(7,066)
Puma Biotechnology, Inc.	Jan-15	330.00	32	71,856	56,800	15,056
Puma Biotechnology, Inc.	Jan-15	350.00	20	35,873	27,700	8,173
Vertex Pharmaceuticals, Inc.	Oct-14	105.00	32	15,123	2,480	12,643

			632	$439,055	$886,338	$(447,283)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Decision Support Software	$206,043	$477,902	$—	$683,945
Medical Products	49,229,579	—	—	49,229,579
Medical-Biomedical/Gene	199,121,977	903,482	58,699	200,084,158
Medical-Drugs	110,939,204	—	—	110,939,204
Medical-HMO	61,326,082	—	—	61,326,082
Medical-Wholesale Drug Distribution	33,306,317	—	—	33,306,317
Other Industries*	193,208,156	—	—	193,208,156
Convertible Preferred Securities	—	—	1,832,119	1,832,119
Warrants:
Therapeutics	—	—	0	0
Other Industries*	—	17,449	—	17,449
Convertible Bonds & Notes	—	78,943	—	78,943
Short-Term Investment Securities:
Registered Investment Companies	29,427,960	—	—	29,427,960
Other Financial Instruments:+
Call Option Contracts Written - Appreciation	59,262	—	—	59,262

Total Assets	$676,824,580	$1,477,776	$1,890,818	$680,193,174

LIABILITIES:
Other Financial Instruments:+
Call Option Contracts Written - Depreciation	$506,545	$—	$—	$506,545

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Principal Amount**/ Shares		Value (Note 1)
ASSET BACKED SECURITIES - 0.3%
Diversified Financial Services - 0.3%

Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.16% due 06/17/2031*		$800,000	$794,822
JPMorgan Chase Commercial Mtg. Securities Trust FRS Series 2014-FBLU, Class B 1.66% due 12/15/2028*(1)		500,000	500,327

Total Asset Backed Securities
(cost $1,303,125)			1,295,149

U.S. CORPORATE BONDS & NOTES - 14.2%
Agricultural Chemicals - 0.0%

Monsanto Co. Senior Notes 4.20% due 07/15/2034		108,000	112,099

Auto-Cars/Light Trucks - 0.1%

Toyota Motor Credit Corp. Senior Notes 0.75% due 03/05/2017(2)		500,000	498,230

Banks-Commercial - 0.1%

Zions Bancorporation FRS Sub. Notes 5.65% due 11/15/2023		500,000	534,332

Banks-Super Regional - 0.5%

Wells Fargo & Co. FRS Senior Notes 3.45% due 03/31/2021		2,000,000	2,119,074

Diversified Banking Institutions - 6.9%

Bank of America Corp. FRS Senior Notes 1.27% due 01/15/2019		1,425,000	1,458,053
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024		261,000	264,939
Bank of America Corp. FRS Senior Notes 4.23% due 02/18/2020		1,600,000	1,647,040
Citigroup, Inc. FRS Senior Notes 0.72% due 08/14/2017		1,000,000	1,000,014
Citigroup, Inc. FRS Senior Notes 4.63% due 03/30/2020		3,000,000	3,258,270
Goldman Sachs Group, Inc. FRS Senior Notes 1.33% due 11/15/2018		2,000,000	2,037,926
Goldman Sachs Group, Inc. FRS Senior Notes 4.00% due 08/30/2023		4,000,000	3,961,264
JPMorgan Chase & Co. FRS Senior Notes 2.57% due 06/23/2016		2,000,000	2,032,000
JPMorgan Chase & Co. FRS Senior Notes 3.32% due 12/20/2023		2,000,000	2,045,200
JPMorgan Chase & Co. FRS Senior Notes 4.07% due 02/25/2021		1,000,000	1,047,400
JPMorgan Chase & Co. FRS Senior Notes 4.15% due 04/28/2020		2,000,000	2,149,000
Morgan Stanley FRS Senior Notes 1.48% due 02/25/2016		1,400,000	1,419,745
Morgan Stanley FRS Senior Notes 3.68% due 08/24/2023		468,000	461,588
Morgan Stanley FRS Senior Notes 4.13% due 12/15/2019		1,813,000	1,892,319
Morgan Stanley FRS Senior Notes 4.13% due 01/24/2020		2,203,000	2,304,889
Morgan Stanley FRS Senior Notes 4.13% due 04/25/2023		3,870,000	4,017,292
Morgan Stanley FRS Senior Notes 4.13% due 06/09/2023		664,000	683,920
Morgan Stanley Senior Notes 5.40% due 05/15/2015*(3)	BRL	1,632,500	730,377

			32,411,236

Diversified Financial Services - 0.6%

General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016		830,000	841,212
Morgan Stanley & Co. LLC FRS Senior Notes 4.13% due 02/11/2020		2,000,000	2,060,960

			2,902,172

Finance-Auto Loans - 0.1%

Ford Motor Credit Co. LLC FRS Senior Notes 1.01% due 01/17/2017		500,000	503,296

Finance-Consumer Loans - 1.0%

SLM Corp. FRS Senior Notes 3.93% due 06/15/2015		424,000	424,640
SLM Corp. FRS Senior Notes 4.28% due 12/15/2020		1,317,000	1,265,545
SLM Corp. FRS Senior Notes 4.38% due 05/03/2019		3,176,000	3,040,607

			4,730,792

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 0.00% due 04/14/2011†		400,000	79,000
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†		578,000	114,155
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†		1,000,000	197,500

			390,655

Food-Meat Products - 0.0%

Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	156,000	164,185

Insurance-Life/Health - 2.0%

Allstate Life Global Funding Trusts FRS Senior Sec. Notes 3.19% due 11/25/2016	1,744,000	1,796,320
Pacific Life Global Funding FRS Senior Notes 4.19% due 06/02/2018*	300,000	296,793
Pacific Life Global Funding FRS Bonds 4.31% due 02/06/2016*	4,500,000	4,635,000
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	307,000	352,466
Prudential Financial, Inc. FRS Senior Notes 4.82% due 05/23/2018	2,000,000	2,145,600

		9,226,179

Insurance-Multi-line - 1.1%

Monumental Global Funding III FRS Senior Sec. Notes 4.31% due 05/22/2018*	5,000,000	5,381,044

Metal Processors & Fabrication - 0.1%

Timken Co. Senior Notes 3.88% due 09/01/2024*	192,000	191,528

Oil Companies-Exploration & Production - 0.1%

Chesapeake Energy Corp. FRS Company Guar. Notes 3.48% due 04/15/2019	625,000	631,250

Pipelines - 0.2%

Energy Transfer Partners LP FRS Jr. Sub. Notes 3.26% due 11/01/2066	1,000,000	932,500

Special Purpose Entity - 0.4%

Hartford Life Institutional Funding FRS Senior Sec. Notes 4.37% due 05/08/2018*	2,000,000	2,045,000

Steel-Producers - 0.5%

Glencore Funding LLC FRS Company Guar. Notes 1.59% due 01/15/2019*	2,400,000	2,425,478

Telecom Services - 0.4%

Qwest Corp. Senior Notes 7.20% due 11/10/2026	2,000,000	2,012,858

Total U.S. Corporate Bonds & Notes
(cost $65,553,519)		67,211,908

FOREIGN CORPORATE BONDS & NOTES - 5.4%
Banks-Commercial - 1.3%

Banco Santander Chile FRS Senior Notes 1.13% due 04/11/2017*	800,000	802,462
Barclays Bank PLC FRS Senior Notes 3.11% due 03/10/2017	2,466,000	2,500,524
BNP Paribas LLC FRS Senior Notes 2.93% due 04/03/2017	674,000	674,000
Intesa Sanpaolo SpA Company Guar. Notes 5.02% due 06/26/2024*	1,000,000	1,009,356
Royal Bank of Canada FRS Senior Notes 0.56% due 01/23/2017	1,000,000	1,002,622

		5,988,964

Diversified Banking Institutions - 2.6%

Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	460,000	469,156
Royal Bank of Scotland PLC FRS Company Guar. Notes 3.88% due 03/31/2018	2,000,000	2,078,400
Societe Generale SA FRS Company Guar. Notes 3.60% due 05/03/2023(3)	10,000,000	9,725,000

		12,272,556

Gold Mining - 0.5%

Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	600,000	616,411
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	462,000	494,125
Kinross Gold Corp. Company Guar. Notes 5.13% due 09/01/2021	475,000	493,525
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	768,000	798,837

		2,402,898

Metal-Diversified - 0.1%

Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	600,000	633,133

Oil Companies-Integrated - 0.5%

BP Capital Markets PLC FRS Company Guar. Notes 0.86% due 09/26/2018	1,000,000	1,008,828
Petrobras Global Finance BV FRS Company Guar. Notes 1.85% due 05/20/2016	1,000,000	1,000,190
Petrobras Global Finance BV FRS Company Guar. Notes 2.37% due 01/15/2019	500,000	500,950

		2,509,968

SupraNational Banks - 0.1%

Inter-American Development Bank FRS Notes 0.27% due 01/15/2019		250,000	249,961

Telephone-Integrated - 0.3%

Telefonica Emisiones SAU Company Guar. Notes 4.95% due 01/15/2015		1,500,000	1,522,584

Total Foreign Corporate Bonds & Notes
(cost $25,639,030)			25,580,064

U.S. GOVERNMENT AGENCIES - 2.8%
Federal Home Loan Bank - 0.2%

Federal Home Loan Bank FRS 0.79% due 07/23/2019		1,200,000	1,201,170

Federal Home Loan Mtg. Corp. - 1.1%

Federal Home Loan Mtg. Corp. REMIC Series 4012, Class NF 0.61% due 12/15/2038 FRS(4)		1,514,441	1,525,340
Series 3925, Class FL
0.61% due 01/15/2041 FRS(4)		1,445,580	1,456,682
Series 4001, Class FM
0.66% due 02/15/2042 FRS(4)		758,520	763,973
Series 3355, Class BF
0.86% due 08/15/2037 FRS(4)		954,774	967,414
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.36% due 02/25/2024(4)		725,000	736,063

			5,449,472

Federal National Mtg. Assoc. - 1.3%

Federal National Mtg. Assoc. REMIC
Series 2012-93, Class BF
0.56% due 09/25/2042 FRS(4)		2,206,552	2,201,265
Series 2011-103, Class FD
0.61% due 05/25/2040 FRS(4)		3,742,754	3,749,798

			5,951,063

Government National Mtg. Assoc. - 0.2%

Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.71% due 02/16/2040(4)		782,917	790,886

Total U.S. Government Agencies
(cost $13,356,620)			13,392,591

U.S. GOVERNMENT TREASURIES - 53.7%
United States Treasury Bonds TIPS(5) - 22.7%

1.38% due 02/15/2044		1,636,176	1,866,646
1.75% due 01/15/2028		18,088,317	21,051,690
2.00% due 01/15/2026		9,618,328	11,378,934
2.13% due 02/15/2040		2,646,384	3,463,042
2.13% due 02/15/2041		5,082,361	6,708,320
2.38% due 01/15/2025		3,793,080	4,597,035
2.50% due 01/15/2029		9,435,510	12,049,439
3.63% due 04/15/2028		13,261,770	18,786,119
3.88% due 04/15/2029		18,484,313	27,268,686

			107,169,911

United States Treasury Notes - 31.0%

United States Treasury Notes FRS
0.08% due 01/31/2016		1,000,000	1,000,100
United States Treasury Notes TIPS 0.13% due 04/15/2016		12,254,936	12,464,605
0.13% due 04/15/2017		14,569,531	14,904,178
0.13% due 04/15/2018		15,052,746	15,364,383
0.13% due 04/15/2019		1,220,532	1,242,464
0.13% due 07/15/2022		1,036,380	1,038,566
0.13% due 01/15/2023		8,776,420	8,717,451
0.50% due 04/15/2015		15,396,500	15,466,262
0.63% due 07/15/2021		1,057,430	1,104,436
0.63% due 01/15/2024		1,991,769	2,061,170
1.13% due 01/15/2021		7,081,685	7,594,003
1.38% due 07/15/2018		10,941,678	11,787,951
1.38% due 01/15/2020		6,612,720	7,164,472
1.63% due 01/15/2015		6,502,862	6,531,312
1.88% due 07/15/2015		15,928,640	16,362,950
1.88% due 07/15/2019		1,674,300	1,858,734
2.00% due 01/15/2016		6,003,950	6,254,897
2.38% due 01/15/2017		4,727,240	5,098,035
2.63% due 07/15/2017		9,199,360	10,141,577

			146,157,546

Total U.S. Government Treasuries
(cost $231,793,213)			253,327,457

FOREIGN GOVERNMENT OBLIGATIONS(5) - 12.7%
Sovereign - 12.7%

Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2015	BRL	10,076,599	4,663,993
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017	BRL	8,836,969	4,139,683
Commonwealth of Australia Bonds 2.77% due 09/20/2030	AUD	3,051,400	3,389,982
Commonwealth of Australia Bonds 3.41% due 09/20/2025	AUD	15,922,200	18,047,054
Government of Canada Bonds 1.50% due 12/01/2044	CAD	1,197,977	1,353,726
Government of Canada Bonds 4.25% due 12/01/2021	CAD	17,972,881	21,716,722
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 11/22/2019	GBP	1,025,940	1,810,518
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2029	GBP	2,709,470	4,848,532

Total Foreign Government Obligations
(cost $59,081,589)			59,970,210

PREFERRED SECURITIES - 2.2%
Banks-Commercial - 0.2%

HSBC USA, Inc. 2.86%	7,000	348,600
HSBC USA, Inc. FRS 3.50%#	20,000	438,200

		786,800

Banks-Fiduciary - 0.2%

Northern Trust Corp. 5.85%	30,000	744,000

Banks-Money Center - 0.1%

UBS Preferred Funding Trust IV FRS 0.87%#	21,000	422,730

Banks-Super Regional - 0.1%

Wells Fargo & Co. 6.00%	25,000	622,500

Electric-Integrated - 0.2%

Southern California Edison Co. FRS 4.67%	10,000	1,023,500

Finance-Consumer Loans - 0.4%

SLM Corp. FRS 3.99%#	53,000	1,308,570
SLM Corp. FRS 4.04%	33,871	827,807

		2,136,377

Insurance-Life/Health - 0.9%

Principal Financial Group, Inc. FRS 5.56%	6,000	617,100
Prudential Financial, Inc. FRS 4.53%	138,486	3,676,804

		4,293,904

Real Estate Investment Trusts - 0.1%

Public Storage 6.00%#	10,000	252,300

Total Preferred Securities
(cost $9,961,990)		10,282,111

PREFERRED SECURITIES/CAPITAL SECURITIES - 4.7%
Banks-Commercial - 0.2%

Banco do Brasil SA VRS 9.00% due 06/18/2024*(6)	800,000	804,000

Banks-Money Center - 0.1%

RBS Capital Trust IV FRS 1.03% due 12/30/2014(6)	500,000	496,250

Banks-Super Regional - 0.9%

PNC Preferred Funding Trust II FRS 1.45% due 03/15/2017*(6)	1,000,000	960,000
Wachovia Capital Trust III FRS 5.57% due 10/14/2014(6)	3,049,000	2,988,020
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(6)	135,000	141,412

		4,089,432

Diversified Banking Institutions - 0.8%

BAC Capital Trust XIV FRS 4.00% due 09/29/2014(6)	1,800,000	1,467,000
Credit Agricole SA 9.75% due 12/26/2014(6)	1,674,000	1,715,431
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)	135,000	138,038
Societe Generale SA VRS 6.00% due 01/27/2020*(6)	700,000	668,500

		3,988,969

Diversified Financial Services - 0.5%

ZFS Finance USA Trust V FRS 6.50% due 05/09/2067*	2,000,000	2,150,000

Electric-Integrated - 0.7%

Dominion Resources, Inc. FRS 2.53% due 09/30/2066	1,200,000	1,108,639
NextEra Energy Capital Holdings, Inc. FRS 6.35% due 10/01/2066	1,000,000	1,000,000
Wisconsin Energy Corp. FRS 6.25% due 05/15/2067	1,000,000	1,038,750

		3,147,389

Insurance-Multi-line - 0.8%

Genworth Holdings, Inc. FRS 6.15% due 11/15/2066	1,150,000	1,012,000
XL Group PLC FRS 6.50% due 04/15/2017(6)	3,083,000	2,978,949

		3,990,949

Insurance-Reinsurance - 0.4%

Swiss Re Capital I LP FRS 6.85% due 05/25/2016*(6)	2,000,000	2,105,000

Special Purpose Entity - 0.3%

Goldman Sachs Capital III FRS 4.00% due 10/14/2014(6)	1,900,000	1,496,250

Total Preferred Securities/Capital Securities
(cost $22,533,038)		22,268,239

Total Long-Term Investment Securities
(cost $429,222,124)		453,327,729

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Prime Portfolio(7)	447,075	447,075

Time Deposits - 2.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	12,920,000	12,920,000

Total Short-Term Investment Securities
(cost $13,367,075)		13,367,075

TOTAL INVESTMENTS
(cost $442,589,199)(8)	98.8%	466,694,804
Other assets less liabilities	1.2	5,576,772

NET ASSETS	100.0%	$472,271,576

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2014, the aggregate value of these securities was $26,650,990 representing 5.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2014.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Collateralized Mortgage Obligation
(5)	Principal amount of security is adjusted for inflation.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	At August 31, 2014, the Fund had loaned securities with a total value of $435,366. This was secured by collateral of $447,075, which was received in cash and subsequently invested in short-term investments currently valued at $447,075 as reported in the portfolio of investments.
(8)	See Note 5 for cost of investments on a tax basis.

AUD - Australian Dollar

BRL - Brazilian Dollar

CAD - Canadian Dollar

GBP - British Pound

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$1,295,149	$—	$1,295,149
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	—	26,799,731	5,611,505	32,411,236
Other Industries*	—	34,800,672	—	34,800,672
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	469,156	11,803,400	12,272,556
Other Industries*	—	13,307,508	—	13,307,508
U.S. Government Agencies	—	13,392,591	—	13,392,591
U.S. Government Treasuries:
United States Treasury Bonds	—	107,169,911	—	107,169,911
United States Treasury Notes	—	146,157,546	—	146,157,546
Foreign Government Obligations:
Sovereign	—	59,970,210	—	59,970,210
Preferred Securities	10,282,111	—	—	10,282,111
Preferred Securities/Capital Securities	—	22,268,239	—	22,268,239
Short-Term Investment Securities:
Registered Investment Companies	447,075	—	—	447,075
Time Deposits	—	12,920,000	—	12,920,000

Total	$10,729,186	$438,550,713	$17,414,905	$466,694,804

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $4,881,128 were transferred from Level 2 to Level 3 following a reassessment of inputs. There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes

Balance as of 05/31/2014	$725,053	$11,751,600
Accrued discounts	156	353
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	5,167	51,447
Change in unrealized depreciation(1)	—	—
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	4,881,129	—
Transfers out of Level 3	—	—

Balance as of 08/31/2014	$5,611,505	$11,803,400

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2014 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$5,167	$51,447

The Fund’s securities classified as Level 3, with a fair value of $17,414,905 at August 31, 2014, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.6%
Australia - 7.9%

AGL Energy, Ltd.	53,723	$707,462
ALS, Ltd.	32,799	227,907
Alumina, Ltd.†	209,080	302,669
Amcor, Ltd.	99,486	1,061,089
AMP, Ltd.	241,325	1,325,267
APA Group	68,545	496,136
Asciano, Ltd.	80,641	472,976
ASX, Ltd.	15,810	553,568
Aurizon Holdings, Ltd.	171,466	763,871
AusNet Services	139,198	183,956
Australia & New Zealand Banking Group, Ltd.	225,268	7,033,307
Bank of Queensland, Ltd.	29,490	346,481
Bendigo and Adelaide Bank, Ltd.	35,594	413,876
BGP Holdings PLC†(1)(2)	835,027	0
BHP Billiton, Ltd.	262,305	8,983,409
Boral, Ltd.	64,767	333,295
Brambles, Ltd.	129,038	1,144,893
Caltex Australia, Ltd.	11,076	294,713
CFS Retail Property Trust Group	173,847	349,083
Coca-Cola Amatil, Ltd.	47,108	395,969
Cochlear, Ltd.	4,694	318,056
Commonwealth Bank of Australia	132,255	10,044,612
Computershare, Ltd.	38,906	447,663
Crown Resorts, Ltd.	29,827	440,139
CSL, Ltd.	39,066	2,695,198
Dexus Property Group	458,911	516,463
Federation Centres	117,848	292,771
Flight Centre Travel Group, Ltd.	4,657	203,987
Fortescue Metals Group, Ltd.	135,985	529,603
Goodman Group	141,768	738,816
GPT Group	138,417	515,806
Harvey Norman Holdings, Ltd.	43,791	145,190
Iluka Resources, Ltd.	34,668	288,166
Incitec Pivot, Ltd.	136,681	395,725
Insurance Australia Group, Ltd.†	192,435	1,162,819
Leighton Holdings, Ltd.	8,455	177,199
Lend Lease Group	45,277	604,696
Macquarie Group, Ltd.	23,851	1,298,670
Metcash, Ltd.	76,071	199,641
Mirvac Group	304,001	520,996
National Australia Bank, Ltd.	193,463	6,360,105
Newcrest Mining, Ltd.†	61,695	652,259
Orica, Ltd.	30,719	588,145
Origin Energy, Ltd.	89,558	1,298,971
Qantas Airways, Ltd.†	88,466	121,456
QBE Insurance Group, Ltd.	109,235	1,175,271
Ramsay Health Care, Ltd.	10,956	531,673
REA Group, Ltd.	4,401	196,966
Rio Tinto, Ltd.	36,381	2,128,045
Santos, Ltd.	78,801	1,091,432
Scentre Group†	427,682	1,370,057
Seek, Ltd.	27,402	447,094
Sonic Healthcare, Ltd.	31,366	516,458
Stockland	191,050	758,332
Suncorp Group, Ltd.	105,369	1,420,047
Sydney Airport	89,765	371,394
Tabcorp Holdings, Ltd.	61,955	207,728
Tatts Group, Ltd.	114,894	356,253
Telstra Corp., Ltd.	356,669	1,852,097
Toll Holdings, Ltd.	56,774	316,554
TPG Telecom, Ltd.	23,244	130,904
Transurban Group	142,316	1,071,303
Treasury Wine Estates, Ltd.	53,324	254,488
Wesfarmers, Ltd.	93,206	3,770,125
Westfield Corp.†	165,179	1,175,529
Westpac Banking Corp.	253,493	8,295,714
Woodside Petroleum, Ltd.	60,216	2,401,394
Woolworths, Ltd.	103,089	3,481,484
WorleyParsons, Ltd.	16,675	256,030

		89,523,451

Austria - 0.2%

Andritz AG	6,017	321,934
Erste Group Bank AG	22,907	587,827
IMMOFINANZ AG	79,042	247,699
OMV AG	11,867	458,424
Raiffeisen Bank International AG	9,625	246,612
Telekom Austria AG	9,352	87,491
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,142	152,277
Voestalpine AG	9,154	392,711

		2,494,975

Belgium - 1.2%

Ageas	18,232	611,954
Anheuser-Busch InBev NV	65,583	7,285,908
Belgacom SA	12,492	445,390
Colruyt SA	6,143	292,999
Delhaize Group SA	8,545	595,630
Groupe Bruxelles Lambert SA	6,673	656,021
KBC Groep NV†	20,411	1,163,275
Solvay SA	4,870	766,273
Telenet Group Holding NV†	4,345	253,884
UCB SA	10,286	996,077
Umicore SA	8,821	426,699

		13,494,110

Bermuda - 0.3%

Cheung Kong Infrastructure Holdings, Ltd.	49,000	353,430
First Pacific Co., Ltd.	194,000	225,039
Kerry Properties, Ltd.	53,000	196,612
Li & Fung, Ltd.	474,000	588,368
Noble Group, Ltd.	354,000	385,445
NWS Holdings, Ltd.	122,000	230,775
Seadrill, Ltd.#	30,421	1,120,059
Shangri-La Asia, Ltd.	114,000	176,515
Yue Yuen Industrial Holdings, Ltd.	59,000	182,708

		3,458,951

Cayman Islands - 0.2%

ASM Pacific Technology, Ltd.	19,600	203,459
HKT Trust and HKT, Ltd.	192,000	227,178
MGM China Holdings, Ltd.	78,000	259,160
Sands China, Ltd.	196,800	1,282,366
Wynn Macau, Ltd.	128,000	488,874

		2,461,037

Denmark - 1.5%

AP Moeller - Maersk A/S, Series A	313	753,665
AP Moeller - Maersk A/S, Series B	581	1,455,344
Carlsberg A/S, Class B	8,744	797,447
Coloplast A/S, Class B	9,142	758,917
Danske Bank A/S	53,453	1,503,009
DSV A/S	14,854	455,663
Novo Nordisk A/S, Class B	163,612	7,475,085
Novozymes A/S, Class B	19,726	915,854
Pandora A/S	9,467	707,741

TDC A/S	65,705	563,990
Tryg A/S	1,766	175,388
Vestas Wind Systems A/S†	18,118	762,574
William Demant Holding A/S†	1,857	143,479

		16,468,156

Finland - 0.9%

Elisa Oyj	11,875	323,297
Fortum Oyj	36,258	909,947
Kone Oyj, Class B	25,514	1,079,477
Metso Oyj	9,222	361,579
Neste Oil Oyj	10,370	203,022
Nokia Oyj	307,989	2,587,942
Nokian Renkaat Oyj	9,288	295,946
Orion Oyj, Class B	8,201	321,655
Sampo Oyj, Class A	36,786	1,809,178
Stora Enso Oyj, Class R	45,361	394,864
UPM-Kymmene Oyj	43,713	656,501
Wartsila Oyj Abp	12,122	609,394

		9,552,802

France - 9.1%

Accor SA	14,190	689,490
Aeroports de Paris	2,438	324,025
Air Liquide SA	28,179	3,600,388
Alcatel-Lucent†	231,632	801,057
Alstom SA†	17,651	624,691
Arkema SA	4,590	344,432
AtoS	6,498	495,719
AXA SA	150,024	3,715,788
BNP Paribas SA	86,465	5,837,317
Bollore SA	448	282,552
Bouygues SA	15,772	578,914
Bureau Veritas SA	18,416	437,494
Cap Gemini SA	11,781	837,604
Carrefour SA	50,849	1,762,862
Casino Guichard Perrachon SA	4,631	552,692
Christian Dior SA	4,442	789,979
Cie de St-Gobain	36,634	1,859,464
Cie Generale des Etablissements Michelin	15,292	1,690,819
CNP Assurances	14,145	279,066
Credit Agricole SA	81,845	1,213,592
Danone SA	47,114	3,289,655
Dassault Systemes	10,548	698,521
Edenred	16,826	498,989
Electricite de France SA	19,791	643,479
Essilor International SA	16,669	1,767,948
Eurazeo SA	3,142	238,747
Eutelsat Communications SA	12,490	416,599
Fonciere Des Regions	2,338	236,545
GDF Suez	117,303	2,889,172
Gecina SA	2,297	324,450
Groupe Eurotunnel SA	38,606	496,712
ICADE	3,050	283,614
Iliad SA	2,168	476,293
Imerys SA	2,822	225,519
JCDecaux SA	5,484	193,545
Kering	6,280	1,330,571
Klepierre	8,330	396,764
L’Oreal SA	20,422	3,381,019
Lafarge SA	15,470	1,185,053
Lagardere SCA	10,078	277,486
Legrand SA	21,842	1,207,379
LVMH Moet Hennessy Louis Vuitton SA	22,884	3,970,536
Natixis	75,861	533,275
Orange SA	151,597	2,294,679
Pernod Ricard SA	17,352	2,046,041
Peugeot SA†	32,345	454,322
Publicis Groupe SA	14,999	1,117,440
Remy Cointreau SA	1,979	157,293
Renault SA	15,972	1,250,370
Rexel SA	21,910	436,148
Safran SA	22,505	1,475,122
Sanofi	97,092	10,652,431
Schneider Electric SE	42,882	3,624,098
SCOR SE	12,540	383,913
Societe BIC SA	2,370	321,994
Societe Generale SA	59,398	3,009,064
Sodexo	7,811	769,437
Suez Environnement Co.	23,035	424,644
Technip SA	8,258	764,967
Thales SA	7,605	424,635
Total SA	174,340	11,497,226
Unibail-Rodamco SE	7,990	2,145,885
Valeo SA	6,217	751,287
Vallourec SA	9,059	404,585
Veolia Environnement SA	33,610	617,162
Vinci SA	39,685	2,594,169
Vivendi SA	98,572	2,563,822
Wendel SA	2,631	317,595
Zodiac Aerospace	15,504	505,722

		102,683,867

Germany - 7.9%

adidas AG	17,164	1,286,402
Allianz SE	37,437	6,384,907
Axel Springer SE	3,265	193,438
BASF SE	74,888	7,703,664
Bayer AG	67,388	9,035,962
Bayerische Motoren Werke AG	27,300	3,178,156
Beiersdorf AG	8,294	730,050
Brenntag AG	12,873	681,231
Celesio AG	4,162	141,365
Commerzbank AG†	79,470	1,202,914
Continental AG	9,085	1,939,801
Daimler AG	78,453	6,415,906
Deutsche Bank AG	113,261	3,875,254
Deutsche Boerse AG	15,776	1,121,639
Deutsche Lufthansa AG	19,460	336,878
Deutsche Post AG	79,826	2,610,122
Deutsche Telekom AG	253,538	3,791,090
Deutsche Wohnen AG (BR)	23,805	537,053
E.ON SE	162,233	2,948,086
Fraport AG Frankfurt Airport Services Worldwide	3,073	208,349
Fresenius Medical Care AG & Co. KGaA	17,733	1,250,526
Fresenius SE & Co. KGaA	30,996	1,512,201
GEA Group AG†	14,724	666,103
Hannover Rueck SE	4,960	411,952
HeidelbergCement AG	11,618	876,543
Henkel AG & Co. KGaA	9,658	918,638
Hochtief AG	1,925	152,166
Hugo Boss AG	2,613	366,167
Infineon Technologies AG	92,485	1,074,850
K+S AG	14,250	443,005
Kabel Deutschland Holding AG	1,803	254,436
LANXESS AG	7,582	469,377
Linde AG	15,237	3,016,112
MAN SE	2,888	342,471

Merck KGaA	10,686	929,927
Metro AG†	13,360	469,228
Muenchener Rueckversicherungs AG	14,058	2,818,752
OSRAM Licht AG†	7,430	310,648
ProSiebenSat.1 Media AG	17,653	707,800
RWE AG	39,789	1,556,921
SAP SE	74,940	5,829,271
Siemens AG	64,971	8,139,046
Sky Deutschland AG†	36,364	321,228
Telefonica Deutschland Holding AG	23,329	177,390
ThyssenKrupp AG†	37,575	1,042,977
United Internet AG	9,673	415,548
Volkswagen AG	2,439	546,405

		89,341,955

Guernsey - 0.1%

Friends Life Group, Ltd.	116,232	591,816

Hong Kong - 2.5%

AIA Group, Ltd.	978,000	5,337,953
Bank of East Asia, Ltd.	102,400	436,023
BOC Hong Kong Holdings, Ltd.	306,500	1,030,229
Cathay Pacific Airways, Ltd.	96,000	178,125
Cheung Kong Holdings, Ltd.	112,000	2,039,109
CLP Holdings, Ltd.	154,000	1,303,527
Galaxy Entertainment Group, Ltd.	189,000	1,422,978
Hang Lung Properties, Ltd.	182,000	602,357
Hang Seng Bank, Ltd.	62,400	1,054,755
Henderson Land Development Co., Ltd.	85,000	563,190
Hong Kong & China Gas Co., Ltd.	513,000	1,163,675
Hong Kong Exchanges and Clearing, Ltd.	90,100	2,070,543
Hutchison Whampoa, Ltd.	173,000	2,259,031
Hysan Development Co., Ltd.	51,000	250,063
Link REIT	189,000	1,121,799
MTR Corp., Ltd.	116,500	459,984
New World Development Co., Ltd.	422,000	533,622
PCCW, Ltd.	329,000	210,983
Power Assets Holdings, Ltd.	112,000	1,020,277
Sino Land Co., Ltd.	242,000	425,917
SJM Holdings, Ltd.	158,000	398,361
Sun Hung Kai Properties, Ltd.	131,000	1,987,807
Swire Pacific, Ltd., Class A	51,500	693,086
Swire Properties, Ltd.	94,200	316,024
Techtronic Industries Co.	111,000	339,443
Wharf Holdings, Ltd.	120,000	939,865
Wheelock & Co., Ltd.	72,000	377,185

		28,535,911

Ireland - 0.3%

Bank of Ireland†	2,243,879	893,348
CRH PLC	61,150	1,412,519
James Hardie Industries PLC CDI	37,225	445,356
Kerry Group PLC, Class A	12,918	971,739
Ryanair Holdings PLC†	15,124	142,126

		3,865,088

Isle of Man - 0.0%

Genting Singapore PLC	498,000	486,418

Israel - 0.5%

Bank Hapoalim BM	86,226	488,481
Bank Leumi Le-Israel BM†	108,118	421,946
Bezeq The Israeli Telecommunication Corp., Ltd.	155,835	294,537
Delek Group, Ltd.	383	139,292
Israel Chemicals, Ltd.	36,313	280,386
Israel Corp., Ltd.†	220	123,956
Mizrahi Tefahot Bank, Ltd.	11,227	137,727
NICE Systems, Ltd.	4,778	184,597
Teva Pharmaceutical Industries, Ltd.	69,632	3,627,214

		5,698,136

Italy - 2.3%

Assicurazioni Generali SpA	95,870	1,960,068
Atlantia SpA	34,066	864,783
Banca Monte dei Paschi di Siena SpA†	343,086	513,008
Banco Popolare SC†	29,947	467,071
Enel Green Power SpA	143,210	395,159
Enel SpA	535,933	2,835,066
Eni SpA	207,088	5,164,520
Exor SpA	8,197	326,129
Fiat SpA†	72,417	707,933
Finmeccanica SpA†	32,253	301,737
Intesa Sanpaolo SpA	954,763	2,840,213
Intesa Sanpaolo SpA RSP	76,879	200,515
Luxottica Group SpA	13,739	733,828
Mediobanca SpA†	48,873	427,041
Pirelli & C. SpA	19,463	297,419
Prysmian SpA	16,627	337,755
Saipem SpA†	21,439	508,746
Snam SpA	166,490	968,230
Telecom Italia SpA†	836,051	961,762
Telecom Italia SpA RSP	499,013	458,975
Terna Rete Elettrica Nazionale SpA	123,863	637,979
UniCredit SpA	359,032	2,778,608
Unione di Banche Italiane SCpA	70,138	547,878
UnipolSai SpA	73,973	232,300

		25,466,723

Japan - 19.8%

ABC-Mart, Inc.†	2,100	107,578
ACOM Co., Ltd.†	32,800	113,489
Advantest Corp.	12,600	146,291
Aeon Co., Ltd.	51,800	559,596
AEON Financial Service Co., Ltd.	9,200	213,454
Aeon Mall Co., Ltd.	9,300	202,634
Air Water, Inc.	12,000	188,688
Aisin Seiki Co., Ltd.	15,700	580,196
Ajinomoto Co., Inc.	48,000	780,355
Alfresa Holdings Corp.	3,600	213,831
Amada Co., Ltd.	28,000	263,732
ANA Holdings, Inc.	96,000	233,345
Aozora Bank, Ltd.	94,000	320,727
Asahi Glass Co., Ltd.	83,000	449,442
Asahi Group Holdings, Ltd.	31,400	990,181
Asahi Kasei Corp.	103,000	826,019
Asics Corp.	13,200	270,356
Astellas Pharma, Inc.	174,600	2,513,824
Bandai Namco Holdings, Inc.	14,500	404,988
Bank of Kyoto, Ltd.	28,000	246,240
Bank of Yokohama, Ltd.	94,000	518,312
Benesse Holdings, Inc.	5,400	191,254
Bridgestone Corp.	53,100	1,821,461
Brother Industries, Ltd.	19,100	370,270
Calbee, Inc.	6,000	207,026
Canon, Inc.	92,200	3,012,041
Casio Computer Co., Ltd.	17,100	297,806
Central Japan Railway Co.	11,800	1,653,554
Chiba Bank, Ltd.†	61,000	429,747
Chiyoda Corp.	13,000	142,188
Chubu Electric Power Co., Inc.†	52,700	608,574
Chugai Pharmaceutical Co., Ltd.	18,200	576,376

Chugoku Bank, Ltd.	13,700	207,255
Chugoku Electric Power Co., Inc.	24,300	320,434
Citizen Holdings Co., Ltd.	21,500	152,708
Credit Saison Co., Ltd.	12,100	240,383
Dai Nippon Printing Co., Ltd.	46,000	482,570
Dai-ichi Life Insurance Co., Ltd.	87,100	1,247,754
Daicel Corp.	22,000	244,010
Daido Steel Co., Ltd.	23,000	101,024
Daihatsu Motor Co., Ltd.	15,700	269,350
Daiichi Sankyo Co., Ltd.	51,400	908,003
Daikin Industries, Ltd.	19,000	1,309,337
Daito Trust Construction Co., Ltd.	5,900	729,526
Daiwa House Industry Co., Ltd.	49,000	926,594
Daiwa Securities Group, Inc.	135,000	1,097,828
Dena Co., Ltd.	8,600	107,123
Denso Corp.	39,600	1,717,668
Dentsu, Inc.	17,800	722,812
Don Quijote Holdings Co., Ltd.	4,800	254,198
East Japan Railway Co.	27,500	2,136,407
Eisai Co., Ltd.	20,500	856,194
Electric Power Development Co., Ltd.	9,600	314,633
FamilyMart Co., Ltd.	4,800	201,144
FANUC Corp.	15,400	2,575,424
Fast Retailing Co., Ltd.	4,300	1,345,235
Fuji Electric Co., Ltd.	46,000	222,384
Fuji Heavy Industries, Ltd.	48,100	1,366,327
FUJIFILM Holdings Corp.	37,700	1,136,127
Fujitsu, Ltd.	150,000	1,028,930
Fukuoka Financial Group, Inc.	63,000	305,176
Gree, Inc.	8,700	68,232
GungHo Online Entertainment, Inc.	33,200	177,415
Gunma Bank, Ltd.	31,000	182,642
Hachijuni Bank, Ltd.	34,000	205,219
Hakuhodo DY Holdings, Inc.	19,000	196,492
Hamamatsu Photonics KK	5,700	270,907
Hankyu Hanshin Holdings, Inc.	93,000	547,926
Hikari Tsushin, Inc.	1,400	86,924
Hino Motors, Ltd.	20,600	292,037
Hirose Electric Co., Ltd.†	2,500	322,697
Hiroshima Bank, Ltd.	41,000	197,818
Hisamitsu Pharmaceutical Co., Inc.	4,600	182,594
Hitachi Chemical Co., Ltd.	8,500	158,162
Hitachi Construction Machinery Co., Ltd.	8,900	174,844
Hitachi High-Technologies Corp.	5,100	142,444
Hitachi Metals, Ltd.	17,000	289,529
Hitachi, Ltd.	391,000	2,955,659
Hokuhoku Financial Group, Inc.	98,000	194,973
Hokuriku Electric Power Co.	13,800	178,659
Honda Motor Co., Ltd.	134,100	4,527,784
Hoya Corp.	35,600	1,150,512
Hulic Co., Ltd.	19,500	221,154
Ibiden Co., Ltd.	9,700	190,467
Idemitsu Kosan Co., Ltd.	7,200	157,916
IHI Corp.	111,000	522,755
Iida Group Holdings Co., Ltd.	13,200	189,034
Inpex Corp.	68,700	983,834
Isetan Mitsukoshi Holdings, Ltd.	27,200	326,782
Isuzu Motors, Ltd.	98,000	677,132
ITOCHU Corp.	122,800	1,560,892
ITOCHU Techno-Solutions Corp.	1,900	84,459
Iyo Bank, Ltd.	19,700	199,755
J. Front Retailing Co., Ltd.	19,500	247,018
Japan Airlines Co., Ltd.	5,000	281,128
Japan Display, Inc.†	28,400	143,849
Japan Exchange Group, Inc.	21,200	502,875
Japan Prime Realty Investment Corp.	64	235,283
Japan Real Estate Investment Corp.	97	533,269
Japan Retail Fund Investment Corp.	187	392,171
Japan Tobacco, Inc.	90,100	3,086,322
JFE Holdings, Inc.	40,100	810,903
JGC Corp.	17,000	491,970
Joyo Bank, Ltd.	55,000	285,453
JSR Corp.	14,600	253,706
JTEKT Corp.	16,600	263,890
JX Holdings, Inc.	186,500	958,626
Kajima Corp.	68,000	347,696
Kakaku.com, Inc.†	12,100	189,678
Kamigumi Co., Ltd.	19,000	176,770
Kaneka Corp.	23,000	135,951
Kansai Electric Power Co., Inc.†	57,200	523,209
Kansai Paint Co., Ltd.	19,000	301,677
Kao Corp.	42,200	1,819,088
Kawasaki Heavy Industries, Ltd.	117,000	435,187
KDDI Corp.	47,600	2,744,509
Keikyu Corp.	38,000	334,182
Keio Corp.	47,000	362,737
Keisei Electric Railway Co., Ltd.	22,000	227,517
Keyence Corp.	3,700	1,583,377
Kikkoman Corp.	12,000	262,732
Kintetsu Corp.	150,000	526,215
Kirin Holdings Co., Ltd.	66,700	893,970
Kobe Steel, Ltd.	249,000	404,450
Koito Manufacturing Co., Ltd.†	7,900	215,789
Komatsu, Ltd.	77,300	1,749,642
Konami Corp.	8,100	187,543
Konica Minolta, Inc.	39,400	432,834
Kubota Corp.	93,000	1,328,252
Kuraray Co., Ltd.	28,100	349,478
Kurita Water Industries, Ltd.	8,200	184,026
Kyocera Corp.	26,200	1,224,950
Kyowa Hakko Kirin Co., Ltd.	18,000	243,933
Kyushu Electric Power Co., Inc.†	35,100	356,246
Lawson, Inc.	5,300	380,518
LIXIL Group Corp.	21,700	480,113
M3, Inc.	15,900	277,977
Mabuchi Motor Co., Ltd.	2,000	169,926
Makita Corp.	9,900	552,828
Marubeni Corp.	133,000	959,998
Marui Group Co., Ltd.	19,400	162,964
Maruichi Steel Tube, Ltd.	3,800	100,949
Mazda Motor Corp.	44,200	1,042,499
McDonald’s Holdings Co. Japan, Ltd.	5,400	133,125
Medipal Holdings Corp.	11,000	142,304
MEIJI Holdings Co., Ltd.	5,000	411,841
Miraca Holdings, Inc.	4,600	213,984
Mitsubishi Chemical Holdings Corp.	111,200	554,584
Mitsubishi Corp.	114,300	2,363,559
Mitsubishi Electric Corp.	158,000	1,977,183
Mitsubishi Estate Co., Ltd.	101,000	2,331,217
Mitsubishi Gas Chemical Co., Inc.	31,000	200,519
Mitsubishi Heavy Industries, Ltd.	247,000	1,520,055
Mitsubishi Logistics Corp.	10,000	149,839
Mitsubishi Materials Corp.	90,000	303,619
Mitsubishi Motors Corp.	53,000	602,614
Mitsubishi Tanabe Pharma Corp.	18,200	278,479
Mitsubishi UFJ Financial Group, Inc.	1,041,600	5,988,612
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,700	217,103
Mitsui & Co., Ltd.	140,500	2,290,240
Mitsui Chemicals, Inc.	66,000	194,743
Mitsui Fudosan Co., Ltd.	76,000	2,421,452

Mitsui OSK Lines, Ltd.	89,000	325,907
Mizuho Financial Group, Inc.	1,874,800	3,565,985
MS&AD Insurance Group Holdings, Inc.	40,900	922,407
Murata Manufacturing Co., Ltd.	16,700	1,594,481
Nabtesco Corp.	9,400	216,377
Nagoya Railroad Co Ltd.	68,000	281,032
NEC Corp.	212,000	753,905
Nexon Co., Ltd.	10,700	93,379
NGK Insulators, Ltd.	22,000	553,991
NGK Spark Plug Co., Ltd.	15,000	437,551
NH Foods, Ltd.	14,000	296,295
NHK Spring Co., Ltd.	13,000	124,196
Nidec Corp.	16,600	1,058,271
Nikon Corp.	27,700	402,142
Nintendo Co., Ltd.	8,500	941,948
Nippon Building Fund, Inc.	112	623,269
Nippon Electric Glass Co., Ltd.	32,000	160,853
Nippon Express Co., Ltd.	70,000	320,246
Nippon Paint Co., Ltd.	14,000	346,350
Nippon Prologis REIT, Inc.	108	262,202
Nippon Steel & Sumitomo Metal Corp.	618,000	1,748,659
Nippon Telegraph & Telephone Corp.	30,600	2,052,842
Nippon Yusen KK	131,000	385,276
Nissan Motor Co., Ltd.	202,900	1,948,168
Nisshin Seifun Group, Inc.	15,700	180,925
Nissin Foods Holdings Co., Ltd.	4,800	274,958
Nitori Holdings Co., Ltd.	5,600	335,855
Nitto Denko Corp.	12,900	675,717
NOK Corp.	7,700	166,366
Nomura Holdings, Inc.	293,000	1,879,458
Nomura Real Estate Holdings, Inc.	10,200	184,011
Nomura Research Institute, Ltd.†	9,100	287,313
NSK, Ltd.	38,000	504,743
NTT Data Corp.	10,100	362,084
NTT DOCOMO, Inc.	124,800	2,157,267
NTT Urban Development Corp.	9,300	106,546
Obayashi Corp.	53,000	404,460
Odakyu Electric Railway Co., Ltd.	51,000	502,917
Oji Holdings Corp.	65,000	264,261
Olympus Corp.†	19,500	696,261
Omron Corp.	16,700	723,086
Ono Pharmaceutical Co., Ltd.	6,700	597,588
Oracle Corp. Japan	3,100	126,330
Oriental Land Co., Ltd.	4,100	797,775
ORIX Corp.	106,600	1,608,554
Osaka Gas Co., Ltd.	153,000	629,381
Otsuka Corp.	3,900	165,303
Otsuka Holdings Co., Ltd.	31,800	1,155,919
Panasonic Corp.	176,900	2,160,987
Park24 Co., Ltd.	8,100	140,910
Rakuten, Inc.	65,300	844,767
Resona Holdings, Inc.	180,700	979,873
Ricoh Co., Ltd.	57,000	616,594
Rinnai Corp.	3,000	266,135
Rohm Co., Ltd.	7,700	491,403
Sankyo Co., Ltd.	3,900	149,373
Sanrio Co., Ltd.	3,900	111,364
Santen Pharmaceutical Co., Ltd.	6,100	351,771
SBI Holdings, Inc.	16,200	191,825
Secom Co., Ltd.	17,200	1,051,226
Sega Sammy Holdings, Inc.	14,800	282,074
Seibu Holdings, Inc.	9,900	212,959
Seiko Epson Corp.	10,300	521,707
Sekisui Chemical Co., Ltd.	35,000	413,763
Sekisui House, Ltd.	45,000	565,717
Seven & I Holdings Co., Ltd.	61,600	2,470,335
Seven Bank, Ltd.	48,300	195,902
Sharp Corp.†	122,000	384,603
Shikoku Electric Power Co., Inc.†	14,600	179,194
Shimadzu Corp.	19,000	166,361
Shimamura Co., Ltd.†	1,800	162,276
Shimano, Inc.	6,400	763,362
Shimizu Corp.	48,000	396,751
Shin-Etsu Chemical Co., Ltd.	33,400	2,072,472
Shinsei Bank, Ltd.	133,000	279,946
Shionogi & Co., Ltd.	24,000	565,140
Shiseido Co., Ltd.	29,300	540,689
Shizuoka Bank, Ltd.†	43,000	445,932
Showa Shell Sekiyu KK	15,300	164,110
SMC Corp.	4,500	1,176,198
SoftBank Corp.	78,300	5,648,708
Sompo Japan Nipponkoa Holdings, Inc.	27,400	661,792
Sony Corp.	84,700	1,620,001
Sony Financial Holdings, Inc.	14,200	227,375
Stanley Electric Co., Ltd.	11,600	274,600
Sumitomo Chemical Co., Ltd.	122,000	437,368
Sumitomo Corp.	92,300	1,191,397
Sumitomo Dainippon Pharma Co., Ltd.	12,800	173,832
Sumitomo Electric Industries, Ltd.	61,600	901,694
Sumitomo Heavy Industries, Ltd.	45,000	231,823
Sumitomo Metal Mining Co., Ltd.	43,000	652,367
Sumitomo Mitsui Financial Group, Inc.	103,500	4,178,497
Sumitomo Mitsui Trust Holdings, Inc.	270,000	1,107,819
Sumitomo Realty & Development Co., Ltd.	29,000	1,122,985
Sumitomo Rubber Industries, Ltd.	14,100	201,380
Suntory Beverage & Food, Ltd.	11,400	418,002
Suruga Bank, Ltd.†	15,000	284,877
Suzuken Co., Ltd.	5,700	189,826
Suzuki Motor Corp.	29,300	952,120
Sysmex Corp.	11,900	460,354
T&D Holdings, Inc.	47,700	591,637
Taiheiyo Cement Corp.	95,000	397,184
Taisei Corp.	83,000	494,594
Taisho Pharmaceutical Holdings Co., Ltd.	2,600	197,165
Taiyo Nippon Sanso Corp.	20,000	179,922
Takashimaya Co., Ltd.	22,000	187,976
Takeda Pharmaceutical Co., Ltd.	64,600	2,949,205
TDK Corp.	10,000	497,861
Teijin, Ltd.	76,000	186,266
Terumo Corp.	24,100	606,409
THK Co., Ltd.	9,200	217,786
Tobu Railway Co., Ltd.	84,000	440,002
Toho Co., Ltd.	9,100	210,696
Toho Gas Co., Ltd.	33,000	189,985
Tohoku Electric Power Co., Inc.	37,300	411,915
Tokio Marine Holdings, Inc.	56,200	1,713,089
Tokyo Electric Power Co., Inc.†	118,400	427,876
Tokyo Electron, Ltd.	14,100	966,381
Tokyo Gas Co., Ltd.	195,000	1,107,458
Tokyo Tatemono Co., Ltd.	34,000	290,836
Tokyu Corp.	93,000	645,355
Tokyu Fudosan Holdings Corp.	39,100	299,887
TonenGeneral Sekiyu KK	23,000	209,784
Toppan Printing Co., Ltd.	46,000	337,777
Toray Industries, Inc.	119,000	811,938
Toshiba Corp.	327,000	1,441,321

TOTO, Ltd.	23,000	279,639
Toyo Seikan Group Holdings, Ltd.	13,200	180,407
Toyo Suisan Kaisha, Ltd.	7,000	218,992
Toyoda Gosei Co., Ltd.	5,300	100,911
Toyota Industries Corp.	13,300	638,507
Toyota Motor Corp.	225,000	12,819,453
Toyota Tsusho Corp.	17,200	453,784
Trend Micro, Inc.	8,400	270,460
Unicharm Corp.	10,200	669,674
United Urban Investment Corp.	204	329,004
USS Co., Ltd.	18,100	298,347
West Japan Railway Co.	13,500	638,442
Yahoo Japan Corp.	116,700	469,963
Yakult Honsha Co., Ltd.	7,100	389,649
Yamada Denki Co., Ltd.	71,400	229,205
Yamaguchi Financial Group, Inc.	17,000	167,149
Yamaha Corp.	13,600	195,023
Yamaha Motor Co., Ltd.	21,500	397,785
Yamato Holdings Co., Ltd.	29,800	615,648
Yamato Kogyo Co., Ltd.	3,100	102,494
Yamazaki Baking Co., Ltd.	9,000	118,420
Yaskawa Electric Corp.	18,500	237,729
Yokogawa Electric Corp.	17,300	200,028
Yokohama Rubber Co., Ltd.	17,000	150,973

		222,686,064

Jersey - 1.3%

Experian PLC	81,743	1,422,196
Glencore PLC	866,402	5,212,608
Petrofac, Ltd.	20,877	391,300
Randgold Resources, Ltd.	7,129	601,821
Shire PLC	48,377	3,953,814
Wolseley PLC	21,993	1,182,248
WPP PLC	110,327	2,313,304

		15,077,291

Luxembourg - 0.4%

Altice SA†	7,024	448,538
ArcelorMittal	82,768	1,204,440
Millicom International Cellular SA SDR	5,376	481,892
RTL Group SA	3,179	308,391
SES SA FDR	24,902	921,395
Subsea 7 SA	22,581	375,625
Tenaris SA	38,539	850,217

		4,590,498

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	577,000	235,595

Netherlands - 3.0%

Aegon NV	148,793	1,176,167
Airbus Group NV	48,553	2,985,982
Akzo Nobel NV	19,857	1,403,440
ASML Holding NV	29,349	2,807,781
CNH Industrial NV†	78,500	681,789
Corio NV	5,673	304,758
Delta Lloyd NV	16,244	391,339
Fugro NV CVA	5,972	216,614
Gemalto NV	6,481	634,505
Heineken Holding NV	8,237	568,532
Heineken NV	18,735	1,425,316
ING Groep NV CVA†	315,479	4,337,990
Koninklijke Ahold NV	75,983	1,297,892
Koninklijke Boskalis Westminster NV	7,073	407,012
Koninklijke DSM NV	14,195	947,870
Koninklijke KPN NV†	259,464	860,830
Koninklijke Philips NV	80,214	2,444,161
Koninklijke Vopak NV	5,746	294,599
OCI†	6,945	232,150
QIAGEN NV†	19,711	477,323
Randstad Holding NV	10,395	504,614
Reed Elsevier NV	56,987	1,299,134
STMicroelectronics NV	51,988	435,406
TNT Express NV	35,754	267,216
Unilever NV CVA	133,121	5,533,415
Wolters Kluwer NV	24,761	685,832
Ziggo NV	12,400	589,806

		33,211,473

New Zealand - 0.1%

Auckland International Airport, Ltd.	79,632	244,452
Contact Energy, Ltd.	30,469	141,446
Fletcher Building, Ltd.	57,015	438,750
Ryman Healthcare, Ltd.	30,882	208,200
Spark New Zealand, Ltd.	149,661	367,415
Xero, Ltd.†	5,341	112,580

		1,512,843

Norway - 0.7%

Aker Solutions ASA	12,296	186,088
DNB ASA	80,086	1,493,710
Gjensidige Forsikring ASA	16,564	344,485
Norsk Hydro ASA	109,987	645,944
Orkla ASA	67,553	610,358
Statoil ASA	89,404	2,509,910
Telenor ASA	63,192	1,448,799
Yara International ASA	14,669	736,059

		7,975,353

Portugal - 0.2%

Banco Comercial Portugues SA†	2,878,667	391,677
Banco Espirito Santo SA†(1)(3)	213,818	33,713
EDP - Energias de Portugal SA	188,922	914,494
Galp Energia SGPS SA	31,056	550,881
Jeronimo Martins SGPS SA	20,401	276,369

		2,167,134

Russia - 0.0%

Moscow Exchange MICEX-RTS OAO	75,927	127,729

Singapore - 1.4%

Ascendas Real Estate Investment Trust	168,000	316,080
CapitaCommercial Trust	165,000	224,571
CapitaLand, Ltd.	210,000	558,184
CapitaMall Trust	199,000	318,642
City Developments, Ltd.	34,000	273,023
ComfortDelGro Corp., Ltd.	167,000	335,591
DBS Group Holdings, Ltd.	140,000	2,008,566
Global Logistic Properties, Ltd.	253,000	577,279
Hutchison Port Holdings Trust	465,000	334,800
Jardine Cycle & Carriage, Ltd.	9,000	324,679
Keppel Corp., Ltd.	118,000	1,029,743
Keppel Land, Ltd.	57,000	158,352
Olam International, Ltd.	41,000	86,986
Oversea-Chinese Banking Corp., Ltd.	233,000	1,865,418
Sembcorp Industries, Ltd.	80,000	327,929
Sembcorp Marine, Ltd.	68,000	215,588
Singapore Airlines, Ltd.	45,000	363,877
Singapore Exchange, Ltd.	66,000	384,676
Singapore Press Holdings, Ltd.	132,000	438,573
Singapore Technologies Engineering, Ltd.	127,000	372,139
Singapore Telecommunications, Ltd.	651,000	2,027,453

StarHub, Ltd.	49,000	162,804
United Overseas Bank, Ltd.	104,000	1,909,227
UOL Group, Ltd.	38,000	193,187
Wilmar International, Ltd.	156,000	394,668
Yangzijiang Shipbuilding Holdings, Ltd.	156,000	145,503

		15,347,538

Spain - 3.5%

Abertis Infraestructuras SA	33,287	700,237
ACS Actividades de Construccion y Servicios SA	14,134	595,305
Amadeus IT Holding SA, Class A	31,390	1,167,230
Banco Bilbao Vizcaya Argentaria SA	480,691	5,817,072
Banco de Sabadell SA	277,529	873,723
Banco Popular Espanol SA	144,602	902,689
Banco Santander SA	979,873	9,772,156
Bankia SA†	373,645	722,680
CaixaBank SA	146,401	880,641
Distribuidora Internacional de Alimentacion SA	50,522	425,385
Enagas SA	16,438	547,959
Ferrovial SA	33,250	676,740
Gas Natural SDG SA	28,466	872,797
Grifols SA	12,204	568,136
Iberdrola SA	414,883	3,044,582
Inditex SA	89,185	2,583,921
International Consolidated Airlines Group SA†	85,292	510,588
Mapfre SA	75,607	283,428
Red Electrica Corp. SA	8,815	742,320
Repsol SA	82,996	2,060,003
Telefonica SA	332,342	5,270,737
Zardoya Otis SA	13,759	199,588

		39,217,917

Sweden - 2.9%

Alfa Laval AB	25,481	581,860
Assa Abloy AB, Class B	27,311	1,379,764
Atlas Copco AB, Class A	54,851	1,597,050
Atlas Copco AB, Class B	31,767	846,756
Boliden AB	22,263	352,615
Electrolux AB, Series B	19,737	500,679
Elekta AB, Series B	29,754	339,079
Getinge AB, Class B	16,341	427,156
Hennes & Mauritz AB, Class B	77,124	3,280,604
Hexagon AB, Class B	20,853	682,047
Husqvarna AB, Class B	33,274	251,843
Industrivarden AB, Class C	9,986	180,024
Investment AB Kinnevik, Class B	19,188	778,584
Investor AB, Class B	37,136	1,376,145
Lundin Petroleum AB†	17,963	334,626
Nordea Bank AB	247,965	3,232,051
Sandvik AB	86,044	1,072,895
Scania AB, Class B†	11,455	327,789
Securitas AB, Class B	25,604	279,696
Skandinaviska Enskilda Banken AB, Class A	123,450	1,611,734
Skanska AB, Class B	31,034	642,060
SKF AB, Class B	32,202	742,707
Svenska Cellulosa AB SCA, Class B	48,222	1,159,108
Svenska Handelsbanken AB, Class A	40,719	1,908,580
Swedbank AB, Class A	74,061	1,886,162
Swedish Match AB	16,587	553,909
Tele2 AB, Class B	26,082	324,474
Telefonaktiebolaget LM Ericsson, Class B	250,413	3,122,437
TeliaSonera AB	193,478	1,411,794
Volvo AB, Class B	123,569	1,475,385

		32,659,613

Switzerland - 8.8%

ABB, Ltd.	180,346	4,091,942
Actelion, Ltd.	8,218	1,008,843
Adecco SA	14,060	1,064,397
Aryzta AG	7,236	660,899
Baloise Holding AG	3,873	504,981
Barry Callebaut AG	181	221,802
Chocoladefabriken Lindt & Spruengli AG	9	563,940
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	75	393,198
Cie Financiere Richemont SA	42,780	4,079,722
Coca-Cola HBC AG CDI	16,134	378,738
Credit Suisse Group AG	125,144	3,527,833
EMS-Chemie Holding AG	676	293,801
Geberit AG	3,038	1,030,812
Givaudan SA	763	1,266,611
Holcim, Ltd.	18,953	1,507,074
Julius Baer Group, Ltd.	18,375	835,236
Kuehne & Nagel International AG	4,449	599,468
Lonza Group AG	4,306	492,959
Nestle SA	263,149	20,423,034
Novartis AG	187,411	16,810,953
Pargesa Holding SA BR	2,518	216,267
Partners Group Holding AG	1,426	376,207
Roche Holding AG	57,286	16,704,387
Schindler Holding AG	1,751	254,625
Schindler Holding AG (Participation Certificate)	3,812	551,007
SGS SA	448	994,037
Sika AG (BR)	178	672,796
Sonova Holding AG	4,414	705,817
Sulzer AG	1,966	260,834
Swatch Group AG	4,064	416,117
Swatch Group AG (BR)	2,529	1,371,316
Swiss Life Holding AG	2,617	659,631
Swiss Prime Site AG	4,707	375,822
Swiss Re AG	28,909	2,369,590
Swisscom AG	1,910	1,108,905
Syngenta AG	7,623	2,735,993
Transocean, Ltd.	28,500	1,096,476
UBS AG	297,666	5,336,945
Zurich Insurance Group AG	12,221	3,687,399

		99,650,414

United Kingdom - 19.6%

3i Group PLC	79,782	520,794
Aberdeen Asset Management PLC	75,803	546,668
Admiral Group PLC	15,506	343,660
Aggreko PLC	21,181	598,485
AMEC PLC	24,415	455,991
Anglo American PLC	113,649	2,886,719
Antofagasta PLC	32,090	418,469
ARM Holdings PLC	115,937	1,868,912
ASOS PLC†	4,636	218,041
Associated British Foods PLC	29,161	1,386,026
AstraZeneca PLC	103,077	7,815,203
Aviva PLC	242,337	2,096,066
Babcock International Group PLC	40,936	761,831
BAE Systems PLC	258,340	1,908,960

Barclays PLC	1,331,653	4,962,016
BG Group PLC	276,010	5,505,491
BHP Billiton PLC	172,852	5,473,769
BP PLC	1,499,162	11,987,472
British American Tobacco PLC	152,888	9,019,391
British Land Co. PLC	81,148	984,114
British Sky Broadcasting Group PLC	83,571	1,211,898
BT Group PLC	646,046	4,150,705
Bunzl PLC	27,468	750,593
Burberry Group PLC	36,227	854,622
Capita PLC	54,134	1,102,712
Carnival PLC	15,273	569,484
Centrica PLC	415,129	2,201,230
Cobham PLC	92,227	454,892
Compass Group PLC	137,721	2,239,505
Croda International PLC	11,381	412,271
Diageo PLC	204,578	6,030,136
Direct Line Insurance Group PLC	121,669	603,745
Dixons Carphone PLC	79,967	459,998
easyJet PLC	13,252	293,704
Fresnillo PLC	17,718	282,968
G4S PLC	124,731	548,741
GKN PLC	136,082	792,741
GlaxoSmithKline PLC	396,386	9,703,101
Hammerson PLC	59,833	603,441
Hargreaves Lansdown PLC	19,556	364,267
HSBC Holdings PLC	1,554,292	16,823,939
ICAP PLC	45,622	287,204
IMI PLC	22,280	501,559
Imperial Tobacco Group PLC	79,012	3,445,884
Inmarsat PLC	35,180	409,121
InterContinental Hotels Group PLC	19,686	754,621
Intertek Group PLC	13,325	619,623
Intu Properties PLC	72,327	410,652
Investec PLC	45,255	412,089
ITV PLC	317,745	1,114,090
J Sainsbury PLC	101,105	487,267
Johnson Matthey PLC	16,930	887,598
Kingfisher PLC	200,538	1,011,088
Land Securities Group PLC	66,844	1,200,707
Legal & General Group PLC	487,196	1,954,915
Lloyds Banking Group PLC†	4,654,879	5,893,993
London Stock Exchange Group PLC	14,479	491,082
Marks & Spencer Group PLC	135,560	967,490
Meggitt PLC	64,694	506,507
Melrose Industries PLC	88,666	401,411
National Grid PLC	303,617	4,531,409
Next PLC	12,917	1,521,463
Old Mutual PLC	404,635	1,336,121
Pearson PLC	66,977	1,235,342
Persimmon PLC	26,553	583,645
Prudential PLC	208,899	5,028,655
Reckitt Benckiser Group PLC	52,632	4,587,295
Reed Elsevier PLC	94,526	1,541,812
Rexam PLC	57,330	482,544
Rio Tinto PLC	104,485	5,574,164
Rolls-Royce Holdings PLC	153,449	2,600,982
Royal Bank of Scotland Group PLC†	200,041	1,204,852
Royal Dutch Shell PLC, Class A	320,667	12,978,827
Royal Dutch Shell PLC, Class B	198,238	8,377,366
Royal Mail PLC	52,990	392,704
RSA Insurance Group PLC	82,411	626,885
SABMiller PLC	78,140	4,310,734
Sage Group PLC	90,954	594,476
Schroders PLC	10,291	416,181
Segro PLC	61,911	380,395
Severn Trent PLC	19,357	625,036
Smith & Nephew PLC	73,596	1,274,342
Smiths Group PLC	32,491	709,850
Sports Direct International PLC†	22,921	276,070
SSE PLC	77,822	1,961,199
Standard Chartered PLC	200,054	4,028,613
Standard Life PLC	197,125	1,257,977
Tate & Lyle PLC	38,138	428,325
Tesco PLC	656,463	2,506,058
Travis Perkins PLC	20,529	594,036
TUI Travel PLC	41,932	259,310
Tullow Oil PLC	73,814	894,559
Unilever PLC	105,120	4,640,355
United Utilities Group PLC	54,866	798,823
Vodafone Group PLC	2,162,091	7,421,077
Weir Group PLC	17,589	772,350
Whitbread PLC	15,015	1,094,053
William Hill PLC	72,319	420,211
WM Morrison Supermarkets PLC	171,132	504,285

		220,742,053

Total Common Stocks
(cost $988,465,410)		1,089,324,911

PREFERRED SECURITIES - 0.5%
Germany - 0.5%

Bayerische Motoren Werke AG	4,413	422,012
Fuchs Petrolub SE	5,988	245,912
Henkel AG & Co. KGaA	14,714	1,542,810
Porsche Automobil Holding SE	12,629	1,149,126
Volkswagen AG	13,246	2,973,573

		6,333,433

Russia - 0.0%
AK Transneft OAO†	72	158,747

Total Preferred Securities
(cost $6,198,310)		6,492,180

RIGHTS† - 0.0%
Australia - 0.0%

AGL Energy, Ltd. Expires 09/15/2014 (strike price AUD 11.00)	9,158	23,436

Singapore - 0.0%

Oversea-Chinese Banking Corp., Ltd. Expires 09/15/2014 (strike price SGD 7.65)	26,375	49,623

Total Rights
(cost $0)		73,059

Total Long-Term Investment Securities
(cost $994,663,720)		1,095,890,150

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Prime Portfolio(4)	1,199,494	1,199,494

U.S. Government Treasuries - 1.1%
United States Treasury Bills
Disc. Notes
0.00% due 09/18/2014@	$1,663,000	1,663,000
0.01% due 09/18/2014@	400,000	399,998
0.04% due 09/11/2014	10,000,000	9,999,903

		12,062,901

Total Short-Term Investment Securities
(cost $13,262,395)		13,262,395

REPURCHASE AGREEMENT - 1.2%
State Street Bank and Trust Co. Joint Repurchase Agreement
(cost $13,621,000)	13,621,000	13,621,000

TOTAL INVESTMENTS -
(cost $1,021,547,115)(5)	99.5%	1,122,773,545
Other assets less liabilities	0.5	5,140,248

NET ASSETS -	100.0%	$1,127,913,793

†	Non-income producing security
#	The security or a portion thereof is out on loan
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Illiquid security. At August 31, 2014, the aggregate value of these securities was $33,713 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(4)	At August 31, 2014, the Fund had loaned securities with a total value of $1,117,462. This was secured by collateral of $1,199,494, which was received in cash and subsequently invested in short-term investments currently valued at $1,199,494 as reported in the portfolio of investments.
(5)	See Note 5 for cost of investments on a tax basis.
AUD -	Australian Dollar
BR -	Bearer Shares
CVA -	Certification Van Aandelen (Dutch Cert.)
FDR -	Federal Depository Receipt
RSP -	Risparmio Savings Shares
SDR -	Swedish Depository Receipt
SGD -	Singapore Dollar

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2014	Unrealized Appreciation (Depreciation)

349	Long	E-Mini MSCI EAFE Index	September 2014	$33,955,629	$33,517,960	(437,669)

Industry Allocation*

Banks-Commercial	8.8%
Medical-Drugs	8.8
Diversified Banking Institutions	5.5
Oil Companies-Integrated	5.1
Auto-Cars/Light Trucks	3.8
Food-Misc./Diversified	3.4
Telephone-Integrated	3.0
Insurance-Life/Health	2.4
Electric-Integrated	2.3
Insurance-Multi-line	1.9
Chemicals-Diversified	1.7
Diversified Minerals	1.7
Brewery	1.5
Tobacco	1.5
Real Estate Investment Trusts	1.4
Real Estate Operations & Development	1.3
Food-Retail	1.2
Repurchase Agreements	1.2
Metal-Diversified	1.2
U.S. Government Treasuries	1.1
Transport-Rail	1.1
Diversified Manufacturing Operations	1.0
Gas-Distribution	1.0
Oil Companies-Exploration & Production	1.0
Cellular Telecom	1.0
Electronic Components-Misc.	0.9
Auto/Truck Parts & Equipment-Original	0.9
Import/Export	0.8
Cosmetics & Toiletries	0.8
Retail-Apparel/Shoe	0.7
Beverages-Wine/Spirits	0.7
Insurance-Property/Casualty	0.7
Diversified Operations	0.7
Telecom Services	0.6
Soap & Cleaning Preparation	0.6
Industrial Gases	0.6
Retail-Jewelry	0.6
Rubber-Tires	0.6
Finance-Other Services	0.6
Building & Construction Products-Misc.	0.6
Machinery-General Industrial	0.5
Electric Products-Misc.	0.5
Insurance-Reinsurance	0.5
Enterprise Software/Service	0.5
Wireless Equipment	0.5
Steel-Producers	0.5
Engineering/R&D Services	0.5
Real Estate Management/Services	0.5
Aerospace/Defense-Equipment	0.5
Office Automation & Equipment	0.5
Transport-Services	0.4
Building Products-Cement	0.4
Aerospace/Defense	0.4
Finance-Investment Banker/Broker	0.4
Building-Heavy Construction	0.4
Machinery-Construction & Mining	0.4
Machinery-Electrical	0.4
Audio/Video Products	0.4
Semiconductor Equipment	0.4
Textile-Apparel	0.4
Electronic Components-Semiconductors	0.4
Medical Products	0.4
Commercial Services	0.4
Casino Hotels	0.3
Agricultural Chemicals	0.3
Chemicals-Specialty	0.3
Retail-Misc./Diversified	0.3
Building & Construction-Misc.	0.3
Medical-Generic Drugs	0.3
Power Converter/Supply Equipment	0.3
Investment Companies	0.3
Hotels/Motels	0.3
Building-Residential/Commercial	0.3
Human Resources	0.3
Diversified Operations/Commercial Services	0.3
Public Thoroughfares	0.3
Metal Processors & Fabrication	0.3
Optical Supplies	0.3
Paper & Related Products	0.3
Water	0.3
Investment Management/Advisor Services	0.2
Transport-Marine	0.2
Dialysis Centers	0.2

Medical-Biomedical/Gene	0.2
Retail-Major Department Stores	0.2
Industrial Automated/Robotic	0.2
Publishing-Periodicals	0.2
Advertising Agencies	0.2
Food-Catering	0.2
Distribution/Wholesale	0.2
Oil & Gas Drilling	0.2
Television	0.2
Medical Instruments	0.2
Computer Services	0.2
Advertising Services	0.2
Apparel Manufacturers	0.2
Machinery-Farming	0.2
Electronic Measurement Instruments	0.2
Security Services	0.2
Finance-Leasing Companies	0.2
Retail-Building Products	0.2
Electric-Transmission	0.2
Gold Mining	0.2
Oil-Field Services	0.1
Auto-Heavy Duty Trucks	0.1
Oil Refining & Marketing	0.1
Photo Equipment & Supplies	0.1
Cable/Satellite TV	0.1
Satellite Telecom	0.1
Athletic Footwear	0.1
Computers-Integrated Systems	0.1
Machine Tools & Related Products	0.1
Building Products-Air & Heating	0.1
Multimedia	0.1
Electronics-Military	0.1
Commercial Services-Finance	0.1
Web Portals/ISP	0.1
Steel Pipe & Tube	0.1
Toys	0.1
Publishing-Books	0.1
Diversified Financial Services	0.1
Registered Investment Companies	0.1
Food-Confectionery	0.1
Transactional Software	0.1
Energy-Alternate Sources	0.1
E-Commerce/Products	0.1
Containers-Paper/Plastic	0.1
Telecommunication Equipment	0.1
Gas-Transportation	0.1
Retail-Discount	0.1
Metal-Aluminum	0.1
Electric-Distribution	0.1
Printing-Commercial	0.1
Textile-Products	0.1
Resorts/Theme Parks	0.1
Food-Baking	0.1
Machinery-Pumps	0.1
Bicycle Manufacturing	0.1
Building-Maintenance & Services	0.1
Private Equity	0.1
Applications Software	0.1
Computer Aided Design	0.1
Pipelines	0.1
Computer Data Security	0.1
Transport-Truck	0.1
Mining Services	0.1
Filtration/Separation Products	0.1
Cruise Lines	0.1
Tools-Hand Held	0.1
Medical-Hospitals	0.1
Metal-Iron	0.1
MRI/Medical Diagnostic Imaging	0.1
Appliances	0.1
Computers-Memory Devices	0.1
Building Products-Doors & Windows	0.1
Publishing-Newspapers	0.1

99.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$89,523,451	$—	$0	$89,523,451
France	102,683,867	—	—	102,683,867
Germany	89,341,955	—	—	89,341,955
Japan	222,686,064	—	—	222,686,064
Portugal	2,133,421	33,713	—	2,167,134
Sweden	32,331,824	327,789	—	32,659,613
Switzerland	99,650,414	—	—	99,650,414
United Kingdom	220,742,053	—	—	220,742,053
Other Countries*	229,870,360	—	—	229,870,360
Preferred Securities	6,492,180	—	—	6,492,180
Rights	73,059	—	—	73,059
Short-Term Investment Securities:
Registered Investment Companies	1,199,494	—	—	1,199,494
U.S. Government Treasuries	—	12,062,901	—	12,062,901
Repurchase Agreement	—	13,621,000	—	13,621,000

Total Assets	$1,096,728,142	$26,045,403	$0	$1,122,773,545

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$437,669	$—	$—	$437,669

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Principal Amount(3)		Value (Note 1)
CORPORATE BONDS & NOTES - 12.1%
Australia - 0.1%

Westpac Banking Corp. Senior Notes
1.13% due 09/25/2015		$270,000	$271,952

Austria - 0.1%

ESAL GmbH Company Guar. Notes
6.25% due 02/05/2023*		200,000	200,500

Belgium - 0.3%

Anheuser-Busch InBev NV Company Guar. Notes
2.00% due 12/16/2019	EUR	400,000	558,970

Brazil - 0.8%

Banco ABC Brasil SA Senior Notes
8.50% due 03/28/2016*	BRL	1,600,000	687,603
BRF SA Senior Notes
3.95% due 05/22/2023*		200,000	193,300
BRF SA Senior Notes
7.75% due 05/22/2018*	BRL	500,000	195,444
Oi SA Senior Notes
9.75% due 09/15/2016*	BRL	500,000	203,261
Samarco Mineracao SA Senior Notes
4.13% due 11/01/2022*		250,000	240,500

			1,520,108

British Virgin Islands - 0.8%

Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes
4.88% due 10/07/2020*		320,000	291,200
GTL Trade Finance, Inc. Company Guar. Notes
7.25% due 04/16/2044*		200,000	211,250
LS Finance 2022, Ltd. Company Guar. Notes
4.25% due 10/16/2022		250,000	247,565
OAS Finance, Ltd. Company Guar. Notes
8.00% due 07/02/2021*		200,000	201,500
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes
4.38% due 04/10/2024*		275,000	289,084
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes
4.13% due 05/07/2024*		200,000	208,491

			1,449,090

Canada - 0.2%

Pacific Rubiales Energy Corp. Company Guar. Notes
5.13% due 03/28/2023		300,000	303,000

Cayman Islands - 0.4%

Country Garden Holdings Co., Ltd. Company Guar. Notes
7.25% due 04/04/2021*		200,000	198,000
Country Garden Holdings Co., Ltd. Company Guar. Notes
7.50% due 01/10/2023*		200,000	195,500
Country Garden Holdings Co., Ltd. Company Guar. Notes
11.13% due 02/23/2018		300,000	324,750

			718,250

Chile - 0.1%

Celulosa Arauco y Constitucion SA Notes
4.50% due 08/01/2024*		200,000	199,736

Colombia - 0.4%

Banco de Bogota SA Senior Notes
5.00% due 01/15/2017*		260,000	277,550
Empresas Publicas de Medellin ESP Senior Notes
8.38% due 02/01/2021	COP	80,000,000	43,962
Transportadora de Gas Internacional SA ESP Senior Notes
5.70% due 03/20/2022*		400,000	430,000

			751,512

Indonesia - 0.8%

Pertamina Persero PT Senior Notes
4.88% due 05/03/2022*		318,000	325,950
Perusahaan Listrik Negara PT Senior Notes
5.50% due 11/22/2021*		480,000	511,200
Perusahaan Penerbit SBSN Senior Notes
3.30% due 11/21/2022*		600,000	567,000
PT Adaro Indonesia Company Guar. Notes
7.63% due 10/22/2019		225,000	234,000

			1,638,150

Ireland - 0.2%

Rosneft Oil Co. via Rosneft International Finance, Ltd. Senior Notes
4.20% due 03/06/2022*		200,000	169,500
Vnesheconombank Via VEB Finance PLC Senior Notes
6.03% due 07/05/2022*		260,000	234,650

			404,150

Jersey - 0.3%

Burgan Finance No. 1 Jersey, Ltd. Bank Guar. Notes
7.88% due 09/29/2020		300,000	341,250
Polyus Gold International, Ltd. Company Guar. Notes
5.63% due 04/29/2020*		250,000	238,750

			580,000

Kazakhstan - 0.3%

Development Bank of Kazakhstan JSC Senior Notes
4.13% due 12/10/2022*		400,000	377,000

KazMunayGas National Co. JSC Senior Notes
6.38% due 04/09/2021*		250,000	280,000

			657,000

Luxembourg - 0.9%

Cosan Luxembourg SA Company Guar. Notes
9.50% due 03/14/2018*	BRL	825,000	335,381
Gazprom Neft OAO Via GPN Capital SA Senior Notes
4.38% due 09/19/2022*		200,000	174,000
Gazprom OAO Via Gaz Capital SA Senior Notes
6.00% due 01/23/2021*		240,000	239,100
Klabin Finance SA Company Guar. Notes
5.25% due 07/16/2024*		200,000	199,500
Minerva Luxembourg SA Company Guar. Notes
7.75% due 01/31/2023*		200,000	212,000
Severstal OAO Via Steel Capital SA Senior Notes
4.45% due 03/19/2018*		350,000	336,000
Severstal OAO Via Steel Capital SA Senior Notes
5.90% due 10/17/2022		200,000	192,500

			1,688,481

Mexico - 0.6%

Alpek SA de CV Company Guar. Notes
5.38% due 08/08/2023*		310,000	328,212
Cemex SAB de CV Senior Sec. Notes
5.88% due 03/25/2019*#		200,000	209,500
Comision Federal de Electricidad Senior Notes
4.88% due 05/26/2021		300,000	324,750
Empresas ICA SAB de CV Company Guar. Notes
8.88% due 05/29/2024*		200,000	207,500

			1,069,962

Netherlands - 1.3%

BMW Finance NV Company Guar. Notes
2.13% due 01/13/2015	EUR	400,000	529,103
Daimler International Finance BV Company Guar. Notes
3.50% due 06/06/2019	GBP	200,000	348,463
Enel Finance International NV Company Guar. Notes
4.88% due 03/11/2020	EUR	350,000	547,458
Linde Finance BV Company Guar. Notes
1.75% due 06/11/2019	EUR	350,000	483,395
Petrobras Global Finance BV Company Guar. Notes
3.25% due 04/01/2019	EUR	400,000	553,967
Petrobras Global Finance BV Company Guar. Notes
4.38% due 05/20/2023		120,000	118,402

			2,580,788

Nigeria - 0.1%

Zenith Bank PLC Senior Notes
6.25% due 04/22/2019*		275,000	273,680

Peru - 0.3%

Alicorp SAA Senior Notes
3.88% due 03/20/2023*		150,000	147,780
Transportadora de Gas del Peru SA Senior Notes
4.25% due 04/30/2028*		200,000	192,740
Volcan Cia Minera SAA Company Guar. Notes
5.38% due 02/02/2022*		310,000	316,200

			656,720

Singapore - 0.1%

Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes
4.00% due 10/15/2024*		200,000	203,857

South Africa - 0.2%

Transnet SOC, Ltd. Senior Notes
4.00% due 07/26/2022*		320,000	304,864

SupraNational - 0.1%

Eurasian Development Bank Senior Notes
8.00% due 10/05/2017	RUB	6,000,000	149,883

Sweden - 0.4%

PKO Finance AB Senior Notes
4.63% due 09/26/2022*		305,000	317,963
Svensk Exportkredit AB Senior Notes
1.75% due 05/30/2017		400,000	407,485

			725,448

Thailand - 0.6%

Bangkok Bank PCL Senior Notes
2.75% due 03/27/2018*		500,000	504,518
Bangkok Bank PCL Senior Notes
3.88% due 09/27/2022		300,000	305,833
Siam Commercial Bank PCL Senior Notes
3.50% due 04/07/2019*		200,000	205,092
Thai Oil PCL Senior Notes
3.63% due 01/23/2023*		200,000	196,445

			1,211,888

Turkey - 0.7%

Akbank TAS Senior Notes
7.50% due 02/05/2018*	TRY	1,336,000	559,371
KOC Holding AS Senior Notes
3.50% due 04/24/2020*		330,000	316,068
Turkiye Halk Bankasi AS Senior Notes
3.88% due 02/05/2020*		200,000	191,940

Turkiye Is Bankasi Senior Notes
5.50% due 04/21/2019*		310,000	322,338

			1,389,717

United Arab Emirates - 0.1%

Abu Dhabi National Energy Co. Senior Notes
5.88% due 12/13/2021*		200,000	236,000

United Kingdom - 0.7%

City of Kyiv Via Kyiv Finance PLC Senior Notes
9.38% due 07/11/2016*		750,000	622,500
SABMiller PLC Senior Notes
4.50% due 01/20/2015	EUR	400,000	533,937
Vedanta Resources PLC Senior Notes
7.13% due 05/31/2023*		200,000	211,500

			1,367,937

United States - 0.8%

Cemex Finance LLC Senior Sec. Notes
6.00% due 04/01/2024*		200,000	208,000
Fifth Third Bancorp Senior Notes
3.50% due 03/15/2022		200,000	207,584
Reliance Holding USA, Inc. Company Guar. Notes
4.50% due 10/19/2020		500,000	528,088
Toyota Motor Credit Corp. Senior Notes
1.75% due 05/22/2017		500,000	507,873

			1,451,545

Venezuela - 0.4%

Petroleos de Venezuela SA Company Guar. Notes
5.38% due 04/12/2027		300,000	165,450
Petroleos de Venezuela SA Company Guar. Notes
8.50% due 11/02/2017		700,000	627,200

			792,650

Total Corporate Bonds & Notes
(cost $23,509,511)			23,355,838

FOREIGN GOVERNMENT OBLIGATIONS - 71.0%
Australia - 0.5%

Commonwealth of Australia Senior Notes
4.75% due 06/15/2016	AUD	350,000	339,477
Commonwealth of Australia Senior Notes
5.75% due 05/15/2021	AUD	625,000	678,410

			1,017,887

Austria - 1.1%

Republic of Austria Senior Notes
3.40% due 11/22/2022*	EUR	500,000	790,847
Republic of Austria Senior Notes
4.15% due 03/15/2037*	EUR	740,000	1,395,546

			2,186,393

Belarus - 0.2%

Republic of Belarus Senior Notes
8.75% due 08/03/2015		400,000	405,000

Belgium - 1.3%

Kingdom of Belgium Bonds
2.25% due 06/22/2023	EUR	1,735,000	2,511,047

Brazil - 0.8%

Federative Republic of Brazil Senior Notes
2.88% due 04/01/2021	EUR	350,000	476,024
Federative Republic of Brazil Senior Bonds
7.13% due 01/20/2037		300,000	395,250
Federative Republic of Brazil Senior Bonds
12.50% due 01/05/2022	BRL	1,100,000	592,138

			1,463,412

Canada - 1.3%

Government of Canada Bonds
1.50% due 09/01/2017	CAD	885,000	820,357
Government of Canada Bonds
3.75% due 06/01/2019	CAD	1,085,000	1,102,972
Government of Canada Bonds
5.00% due 06/01/2037	CAD	410,000	538,750

			2,462,079

Colombia - 0.7%

Republic of Colombia Senior Notes
2.63% due 03/15/2023		420,000	398,790
Republic of Colombia Senior Notes
7.38% due 09/18/2037		270,000	375,435
Republic of Colombia Senior Notes
9.85% due 06/28/2027	COP	900,000,000	618,562

			1,392,787

Costa Rica - 0.9%

Republic of Costa Rica Senior Notes
4.38% due 04/30/2025*		200,000	189,000
Republic of Costa Rica Senior Notes
4.38% due 04/30/2025		1,050,000	992,250
Republic of Costa Rica Senior Bonds
5.63% due 04/30/2043*		200,000	182,500
Republic of Costa Rica Senior Notes
5.63% due 04/30/2043		500,000	456,250

			1,820,000

Croatia - 0.9%

Republic of Croatia Senior Notes
5.50% due 04/04/2023		650,000	678,405

Republic of Croatia Senior Notes
6.75% due 11/05/2019		900,000	1,003,500

			1,681,905

Denmark - 0.4%

Kingdom of Denmark Bonds
3.00% due 11/15/2021	DKK	4,100,000	846,948

Dominican Republic - 0.6%

Dominican Republic Senior Notes
5.88% due 04/18/2024		300,000	318,750
Dominican Republic Senior Notes
7.50% due 05/06/2021		390,000	449,475
Dominican Republic Senior Notes
8.63% due 04/20/2027		300,000	378,750

			1,146,975

Egypt - 0.2%

Arab Republic of Egypt Senior Notes
6.88% due 04/30/2040		400,000	398,000

El Salvador - 1.6%

Republic of El Salvador Senior Notes
5.88% due 01/30/2025*		225,000	223,313
Republic of El Salvador Senior Notes
5.88% due 01/30/2025		700,000	694,750
Republic of El Salvador Senior Notes
7.38% due 12/01/2019		500,000	562,500
Republic of El Salvador Senior Notes
7.63% due 02/01/2041		1,120,000	1,223,600
Republic of El Salvador Senior Bonds
8.25% due 04/10/2032		340,000	401,169

			3,105,332

Finland - 0.4%

Government of Finland Senior Bonds
2.63% due 07/04/2042*	EUR	440,000	686,042

France - 1.3%

Government of France Bonds
3.50% due 04/25/2026	EUR	400,000	641,024
Government of France Bonds
4.00% due 04/25/2060	EUR	350,000	672,977
Government of France Bonds
4.50% due 04/25/2041	EUR	600,000	1,162,965
Government of France Bonds
5.50% due 04/25/2029	EUR	347	681

			2,477,647

Gabon - 0.3%

Gabonese Republic Bonds
6.38% due 12/12/2024*		600,000	655,500

Germany - 1.2%

Federal Republic of Germany Bonds
3.50% due 07/04/2019	EUR	380,000	579,609
Federal Republic of Germany Bonds
4.00% due 01/04/2037	EUR	950,000	1,785,787

			2,365,396

Guatemala - 0.5%

Republic of Guatemala Senior Notes
4.88% due 02/13/2028		350,000	357,000
Republic of Guatemala Senior Notes
5.75% due 06/06/2022		600,000	661,500

			1,018,500

Hungary - 1.1%

Republic of Hungary Senior Notes
5.38% due 03/25/2024		280,000	301,700
Republic of Hungary Senior Notes
5.75% due 11/22/2023		308,000	338,800
Republic of Hungary Senior Bonds
6.38% due 03/29/2021		600,000	684,000
Republic of Hungary Senior Notes
7.63% due 03/29/2041		550,000	716,375

			2,040,875

Indonesia - 1.8%

Republic of Indonesia Senior Notes
4.63% due 04/15/2043*		330,000	308,138
Republic of Indonesia Senior Notes
5.88% due 01/15/2024*		230,000	261,913
Republic of Indonesia Senior Notes
6.88% due 03/09/2017		600,000	669,750
Republic of Indonesia Senior Bonds
8.50% due 10/12/2035		830,000	1,163,037
Republic of Indonesia Senior Notes
11.63% due 03/04/2019		790,000	1,071,437

			3,474,275

Ireland - 1.1%

Republic of Ireland Bonds
3.40% due 03/18/2024	EUR	790,000	1,182,920
Republic of Ireland Bonds
4.50% due 04/18/2020	EUR	270,000	425,443

Republic of Ireland Bonds
4.60% due 04/18/2016	EUR	330,000	465,599

			2,073,962

Italy - 6.4%

Republic of Italy Bonds
3.50% due 11/01/2017	EUR	270,000	385,631
Republic of Italy Bonds
4.25% due 03/01/2020	EUR	1,800,000	2,734,871
Republic of Italy Senior Notes
4.50% due 06/08/2015	JPY	110,000,000	1,087,845
Republic of Italy Bonds
4.50% due 02/01/2018	EUR	1,650,000	2,438,053
Republic of Italy Bonds
4.75% due 05/01/2017	EUR	800,000	1,165,242
Republic of Italy Bonds
4.75% due 09/01/2021	EUR	1,150,000	1,810,288
Republic of Italy Bonds
5.00% due 03/01/2025*	EUR	1,020,000	1,645,694
Republic of Italy Bonds
9.00% due 11/01/2023	EUR	532,912	1,098,965

			12,366,589

Japan - 12.9%

Government of Japan Senior Bonds
0.90% due 03/20/2022	JPY	340,000,000	3,410,339
Government of Japan Senior Bonds
1.00% due 09/20/2020	JPY	185,000,000	1,862,564
Government of Japan Senior Notes
1.10% due 06/20/2020	JPY	132,000,000	1,334,600
Government of Japan Senior Bonds
1.10% due 03/20/2021	JPY	180,000,000	1,826,597
Government of Japan Senior Bonds
1.30% due 12/20/2019	JPY	254,000,000	2,585,371
Government of Japan Senior Bonds
1.50% due 09/20/2018	JPY	190,000,000	1,926,968
Government of Japan Senior Bonds
1.70% due 12/20/2016	JPY	125,000,000	1,246,052
Government of Japan Senior Bonds
1.70% due 03/20/2018	JPY	110,000,000	1,116,586
Government of Japan Senior Notes
1.80% due 12/20/2031	JPY	53,000,000	561,999
Government of Japan Senior Notes
1.80% due 03/20/2043	JPY	225,000,000	2,254,115
Government of Japan Senior Bonds
2.00% due 03/20/2025	JPY	182,700,000	2,013,770
Government of Japan Senior Bonds
2.00% due 09/20/2040	JPY	285,000,000	2,996,156
Government of Japan Senior Bonds
2.10% due 09/20/2029	JPY	128,000,000	1,429,388
Government of Japan Senior Notes
2.20% due 03/20/2051	JPY	33,000,000	356,508

			24,921,013

Latvia - 0.5%

Republic of Latvia Senior Notes
5.25% due 02/22/2017		300,000	326,550
Republic of Latvia Senior Notes
5.25% due 06/16/2021		610,000	684,341

			1,010,891

Lebanon - 1.4%

Lebanese Republic Senior Notes
5.00% due 10/12/2017		1,980,000	1,995,153
Lebanese Republic Senior Notes
6.60% due 11/27/2026		700,000	714,000

			2,709,153

Lithuania - 0.8%

Republic of Lithuania Senior Notes
6.63% due 02/01/2022		600,000	729,750
Republic of Lithuania Senior Notes
7.38% due 02/11/2020		600,000	733,872

			1,463,622

Malaysia - 0.8%

Government of Malaysia Senior Notes
3.31% due 10/31/2017	MYR	1,550,000	488,427
Government of Malaysia Senior Bonds
4.16% due 07/15/2021	MYR	2,940,000	950,833

			1,439,260

Mexico - 1.8%

United Mexican States Senior Notes
2.75% due 04/22/2023	EUR	400,000	547,129
United Mexican States Bonds
7.25% due 12/15/2016	MXN	21,760,000	1,794,370
United Mexican States Bonds
7.75% due 11/13/2042	MXN	2,900,000	253,241
United Mexican States Bonds
8.50% due 05/31/2029	MXN	2,900,000	269,827
United Mexican States Bonds
10.00% due 12/05/2024	MXN	6,500,000	659,869

			3,524,436

Morocco - 0.6%

Kingdom of Morocco Senior Notes
4.25% due 12/11/2022		400,000	402,000
Kingdom of Morocco Senior Notes
5.50% due 12/11/2042*		700,000	708,750

			1,110,750

Netherlands - 0.7%

Government of Netherlands Bonds
2.25% due 07/15/2022*	EUR	885,000	1,294,096

New Zealand - 0.4%

Government of New Zealand Senior Notes
6.00% due 04/15/2015	NZD	1,005,000	853,090

Nigeria - 0.4%

Federal Republic of Nigeria Bonds
6.75% due 01/28/2021		670,000	740,350

Norway - 0.6%

Kingdom of Norway Bonds
3.75% due 05/25/2021	NOK	1,300,000	233,511
Kingdom of Norway Bonds
4.25% due 05/19/2017	NOK	3,240,000	560,758
Kingdom of Norway Bonds
5.00% due 05/15/2015	NOK	1,800,000	297,679

			1,091,948

Pakistan - 0.4%

Islamic Republic of Pakistan Notes
8.25% due 04/15/2024		700,000	722,890

Panama - 1.0%

Republic of Panama Senior Notes
5.20% due 01/30/2020		600,000	669,000
Republic of Panama Senior Notes
6.70% due 01/26/2036		600,000	771,000
Republic of Panama Senior Notes
7.13% due 01/29/2026		300,000	391,200

			1,831,200

Paraguay - 0.1%

Republic of Paraguay Notes
6.10% due 08/11/2044*		250,000	267,500

Peru - 1.4%

Republic of Peru Senior Notes
5.63% due 11/18/2050		300,000	354,000
Republic of Peru Senior Notes
6.55% due 03/14/2037		300,000	388,500
Republic of Peru Senior Notes
7.13% due 03/30/2019		600,000	727,500
Republic of Peru Senior Notes
8.20% due 08/12/2026	PEN	1,200,000	521,896
Republic of Peru Senior Notes
8.75% due 11/21/2033		490,000	766,850

			2,758,746

Philippines - 1.1%

Republic of the Philippines Senior Notes
6.38% due 10/23/2034		500,000	650,000
Republic of the Philippines Senior Notes
9.88% due 01/15/2019		270,000	355,050
Republic of the Philippines Senior Notes
10.63% due 03/16/2025		710,000	1,132,450

			2,137,500

Poland - 1.5%

Republic of Poland Bonds
4.00% due 10/25/2023	PLN	2,000,000	667,509
Republic of Poland Bonds
5.25% due 10/25/2020	PLN	4,820,000	1,719,005
Republic of Poland Senior Notes
6.38% due 07/15/2019		500,000	593,988

			2,980,502

Russia - 0.6%

Russian Federation Senior Notes
5.63% due 04/04/2042*		800,000	780,080
Russian Federation Senior Notes
7.50% due 03/31/2030		387,025	430,565

			1,210,645

Serbia - 1.2%

Republic of Serbia Bonds
4.88% due 02/25/2020		300,000	305,250
Republic of Serbia Senior Notes
5.25% due 11/21/2017		680,000	708,050
Republic of Serbia Notes
5.88% due 12/03/2018		500,000	530,625
Republic of Serbia Senior Notes
7.25% due 09/28/2021		610,000	703,025

			2,246,950

Singapore - 0.4%

Republic of Singapore Senior Notes
2.38% due 04/01/2017	SGD	970,000	813,672

South Africa - 1.9%

Republic of South Africa Senior Notes
4.67% due 01/17/2024		300,000	311,250
Republic of South Africa Senior Notes
5.38% due 07/24/2044		290,000	302,325

Republic of South Africa Senior Notes
5.88% due 09/16/2025		700,000	792,050
Republic of South Africa Senior Notes
6.25% due 03/08/2041		600,000	702,000
Republic of South Africa Senior Notes
6.75% due 03/31/2021	ZAR	1,900,000	171,269
Republic of South Africa Senior Bonds
6.88% due 05/27/2019		1,000,000	1,155,000
Republic of South Africa Bonds
7.25% due 01/15/2020	ZAR	2,500,000	233,048

			3,666,942

Spain - 5.8%

Kingdom of Spain Senior Bonds
4.00% due 04/30/2020	EUR	1,000,000	1,519,300
Kingdom of Spain Senior Bonds
4.10% due 07/30/2018	EUR	2,200,000	3,262,375
Kingdom of Spain Bonds
4.25% due 10/31/2016	EUR	1,950,000	2,775,711
Kingdom of Spain Senior Notes
4.40% due 10/31/2023*	EUR	1,230,000	1,935,414
Kingdom of Spain Senior Bonds
4.60% due 07/30/2019	EUR	1,150,000	1,774,266

			11,267,066

Sri Lanka - 0.8%

Republic of Sri Lanka Senior Notes
5.88% due 07/25/2022*		320,000	334,000
Republic of Sri Lanka Senior Notes
6.25% due 10/04/2020		400,000	428,000
Republic of Sri Lanka Senior Notes
6.25% due 07/27/2021		670,000	716,900

			1,478,900

Sweden - 0.4%

Kingdom of Sweden Bonds
3.50% due 06/01/2022	SEK	4,340,000	731,009

Turkey - 1.8%

Republic of Turkey Senior Notes
5.63% due 03/30/2021		600,000	659,580
Republic of Turkey Senior Bonds
5.75% due 03/22/2024		250,000	277,625
Republic of Turkey Senior Notes
6.00% due 01/14/2041		630,000	696,150
Republic of Turkey Senior Notes
7.38% due 02/05/2025		600,000	746,400
Republic of Turkey Bonds
9.50% due 01/12/2022	TRY	1,500,000	720,770
Republic of Turkey Senior Notes
11.88% due 01/15/2030		228,000	399,000

			3,499,525

Ukraine - 0.4%

Financing of Infrastructural Projects State Enterprise
Government Guar. Bonds
7.40% due 04/20/2018		810,000	704,862

United Kingdom - 4.2%

United Kingdom Gilt Treasury Bonds
1.25% due 07/22/2018	GBP	1,640,000	2,696,749
United Kingdom Gilt Treasury Bonds
3.75% due 09/07/2020	GBP	1,165,000	2,141,269
United Kingdom Gilt Treasury Bonds
4.00% due 09/07/2016	GBP	535,000	944,065
United Kingdom Gilt Treasury Bonds
4.25% due 03/07/2036	GBP	410,000	830,694
United Kingdom Gilt Treasury Bonds
4.25% due 12/07/2040	GBP	450,000	928,856
United Kingdom Gilt Treasury Bonds
4.50% due 09/07/2034	GBP	290,000	603,644

			8,145,277

Uruguay - 1.0%

Oriental Republic of Uruguay Senior Notes
4.50% due 08/14/2024		113,000	122,317
Oriental Republic of Uruguay Senior Notes
7.63% due 03/21/2036		300,000	414,750
Oriental Republic of Uruguay Senior Notes
7.88% due 01/15/2033		250,000	347,500
Oriental Republic of Uruguay Bonds
8.00% due 11/18/2022		771,809	1,016,858

			1,901,425

Venezuela - 1.5%

Republic of Venezuela Senior Notes
7.00% due 12/01/2018		400,000	318,800
Republic of Venezuela Senior Bonds
7.75% due 10/13/2019		800,000	634,000
Republic of Venezuela Senior Bonds
9.00% due 05/07/2023		870,000	685,125
Republic of Venezuela Senior Notes
11.75% due 10/21/2026		330,000	290,895

Republic of Venezuela Senior Notes
12.75% due 08/23/2022	1,100,000	1,050,500

		2,979,320

Total Foreign Government Obligations
(cost $134,928,766)		137,099,091

U.S. GOVERNMENT TREASURIES - 14.6%
United States - 14.6%

United States Treasury Bonds
3.00% due 05/15/2042	1,720,000	1,700,650
4.38% due 02/15/2038	1,520,000	1,885,037
5.38% due 02/15/2031	700,000	944,234
5.50% due 08/15/2028	380,000	507,716
United States Treasury Notes
0.25% due 12/15/2014	2,700,000	2,701,477
1.25% due 09/30/2015	1,420,000	1,436,863
1.88% due 08/31/2017	2,305,000	2,366,225
2.00% due 11/30/2020	1,500,000	1,506,093
2.13% due 12/31/2015	1,450,000	1,486,080
2.38% due 03/31/2016	3,308,000	3,412,926
2.75% due 11/30/2016	2,370,000	2,481,836
2.75% due 12/31/2017	2,150,000	2,262,707
2.75% due 02/28/2018	1,830,000	1,926,791
3.13% due 05/15/2021	3,260,000	3,495,333

Total U.S. Government Treasuries
(cost $27,734,404)		28,113,968

Total Long-Term Investment Securities
(cost $186,172,681)		188,568,897

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Prime Portfolio(1)	218,500	218,500
Time Deposits - 1.9%

Euro Time Deposit with State Street Bank and Trust Co.
0.01% due 09/02/2014	3,622,000	3,622,000

Total Short-Term Investment Securities
(cost $3,840,500)		3,840,500

TOTAL INVESTMENTS - (cost $190,013,181)(2)	99.7%	192,409,397
Other assets less liabilities	0.3	592,145

NET ASSETS -	100.0%	$193,001,542

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2014, the aggregate value of these securities was $26,157,351 representing 13.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $214,526. This was secured by collateral of $218,500, which was received in cash and subsequently invested in short-term investments currently valued at $218,500 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Denominated in United States Dollars unless otherwise indicated.
AUD -	Australian Dollar
BRL -	Brazilian Real
CAD -	Canadian Dollar
COP -	Colombian Peso
DKK -	Danish Krone
EUR -	Euro Dollar
GBP -	British Pound
JPY -	Japanese Yen
MXN -	Mexican Peso
MYR -	Malaysian Ringgit
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
PEN -	Peruvian Nuevo Sol
PLN -	Polish Zloty
RUB -	Russian Ruble
SEK -	Swedish Krona
SGD -	Singapore Dollar
TRY -	Turkish Lira
ZAR -	South African Rand
VRS -	Variable Rate Security

The rates shown on VRS are the current interest rates at August 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*
Sovereign	70.9%
United States Treasury Notes	12.0
United States Treasury Bonds	2.6
Banks-Commercial	2.2
Time Deposits	1.9
Oil Companies-Integrated	1.1
Auto-Cars/Light Trucks	0.7
Oil Companies-Exploration & Production	0.7
Brewery	0.6
Banks-Special Purpose	0.5
Food-Meat Products	0.4
Oil Refining & Marketing	0.4
Real Estate Operations & Development	0.4
Sovereign Agency	0.4
Municipal Bonds	0.3
Electric-Integrated	0.3
Electric-Generation	0.3
Gold Mining	0.3
Steel-Producers	0.3
Independent Power Producers	0.2
Industrial Gases	0.2
Pipelines	0.2
Building Products-Cement	0.2
Banks-Export/Import	0.2
Paper & Related Products	0.2
Sugar	0.2
Petrochemicals	0.2

Transport-Services	0.2
Diversified Minerals	0.1
Diversified Operations	0.1
Retail-Major Department Stores	0.1
Metal-Iron	0.1
Coal	0.1
Registered Investment Companies	0.1
Metal-Diversified	0.1
Steel-Specialty	0.1
Electric-Distribution	0.1
Banks-Super Regional	0.1
Building-Heavy Construction	0.1
Telephone-Integrated	0.1
Building & Construction-Misc.	0.1
Gas-Transportation	0.1
SupraNational Banks	0.1
Food-Misc./Diversified	0.1

99.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$23,355,838	$—	$23,355,838
Foreign Government Obligations:
Italy	—	12,366,589	—	12,366,589
Japan	—	24,921,013	—	24,921,013
Spain	—	11,267,066	—	11,267,066
Other Countries*	—	88,544,423	—	88,544,423
U.S. Government Treasuries	—	28,113,968	—	28,113,968
Short-Term Investment Securities:
Registered Investment Companies	218,500	—	—	218,500
Time Deposits	—	3,622,000	—	3,622,000

Total	$218,500	$192,190,897	$—	$192,409,397

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.8%
Australia - 2.6%

Amcor, Ltd.	294,286	$3,138,769
BHP Billiton, Ltd.	69,634	2,384,822
Brambles, Ltd.	211,319	1,874,933
Commonwealth Bank of Australia	40,166	3,050,561
CSL, Ltd.	79,366	5,475,531
Orica, Ltd.	40,784	780,850

		16,705,466

Belgium - 1.2%

Anheuser-Busch InBev NV	60,269	6,695,553
KBC Groep NV†	21,250	1,211,092

		7,906,645

Bermuda - 0.8%

Global Brands Group Holding, Ltd.†#	3,230,800	742,037
Haier Electronics Group Co., Ltd.	624,000	1,791,472
Li & Fung, Ltd.	1,854,800	2,302,331

		4,835,840

Brazil - 1.7%

Banco Bradesco SA ADR	159,100	2,901,984
BM&FBovespa SA	684,448	4,127,786
BRF SA	58,441	1,563,822
Itau Unibanco Holding SA ADR	108,051	1,944,918

		10,538,510

Canada - 3.5%

Agrium, Inc.	15,047	1,422,912
Canadian National Railway Co. (NYSE)	53,183	3,821,730
Canadian National Railway Co. (TSX)	23,497	1,687,557
Cenovus Energy, Inc.	46,429	1,480,877
CGI Group, Inc., Class A†	74,736	2,644,938
Encana Corp.	106,062	2,445,484
Fairfax Financial Holdings, Ltd.	3,488	1,607,213
Loblaw Cos., Ltd.	31,950	1,592,652
Suncor Energy, Inc.	97,996	4,022,406
Valeant Pharmaceuticals International, Inc.†	15,344	1,799,851

		22,525,620

Cayman Islands - 2.4%

Baidu, Inc. ADR†	28,395	6,091,296
Ctrip.com International, Ltd. ADR†	28,290	1,815,369
ENN Energy Holdings, Ltd.	134,000	946,639
Sands China, Ltd.	159,600	1,039,968
Tencent Holdings, Ltd.	209,800	3,424,455
Vipshop Holdings, Ltd. ADR†#	10,480	2,060,682

		15,378,409

China - 0.5%

Great Wall Motor Co., Ltd., Class H#	438,500	1,858,662
Industrial & Commercial Bank of China, Ltd., Class H	2,432,000	1,612,955

		3,471,617

Denmark - 2.9%

Carlsberg A/S, Class B	34,028	3,103,332
Coloplast A/S, Class B	23,100	1,917,631
GN Store Nord A/S	117,550	2,672,863
Novo Nordisk A/S, Class B	125,981	5,755,804
Pandora A/S	68,740	5,138,918

		18,588,548

France - 8.0%

Accor SA	57,900	2,813,353
Air Liquide SA	27,403	3,501,240
Carrefour SA	60,482	2,096,824
Cie de St-Gobain	49,750	2,525,205
Danone SA	47,910	3,345,234
Dassault Systemes	14,692	972,949
Essilor International SA	11,642	1,234,774
GDF Suez	72,113	1,776,143
Legrand SA	32,405	1,791,280
LVMH Moet Hennessy Louis Vuitton SA	18,624	3,231,396
Pernod Ricard SA	26,893	3,171,058
Publicis Groupe SA	49,792	3,709,552
Schneider Electric SE	105,899	8,949,870
Technip SA	9,270	858,712
Total SA	88,420	5,831,047
Valeo SA	18,330	2,215,070
Zodiac Aerospace	88,140	2,875,022

		50,898,729

Germany - 7.9%

adidas AG	19,331	1,448,814
Allianz SE	15,202	2,592,712
BASF SE	21,320	2,193,170
Bayer AG	90,103	12,081,784
Beiersdorf AG	27,106	2,385,911
Continental AG	14,175	3,026,602
Daimler AG	34,760	2,842,681
Deutsche Boerse AG	35,707	2,538,690
Deutsche Post AG	55,195	1,804,747
Linde AG	16,540	3,274,036
Merck KGaA	29,058	2,528,712
MTU Aero Engines AG	6,795	592,838
ProSiebenSat.1 Media AG	58,485	2,344,967
SAP SE	85,135	6,622,297
Siemens AG	18,640	2,335,070
Wirecard AG	41,714	1,558,525

		50,171,556

Greece - 0.2%

Alpha Bank AE†	1,316,420	1,151,987

Hong Kong - 1.5%

AIA Group, Ltd.	510,800	2,787,961
CNOOC, Ltd.	501,000	1,005,872
Galaxy Entertainment Group, Ltd.#	433,000	3,260,050
Hutchison Whampoa, Ltd.	178,000	2,324,321

		9,378,204

India - 1.7%

Housing Development Finance Corp.	121,617	2,148,540
ICICI Bank, Ltd. ADR	42,310	2,263,585
Reliance Industries, Ltd.	87,152	1,436,256
Tata Consultancy Services, Ltd.	62,870	2,607,530
Tata Motors, Ltd. ADR	44,630	2,150,720

		10,606,631

Indonesia - 0.3%

Bank Mandiri Persero Tbk PT	2,373,900	2,105,511

Ireland - 0.8%

Bank of Ireland†	7,718,758	3,073,045
James Hardie Industries PLC CDI	104,860	1,254,535
Kerry Group PLC, Class A	7,960	598,780

		4,926,360

Israel - 0.7%

Check Point Software Technologies, Ltd.†	9,807	696,493
Teva Pharmaceutical Industries, Ltd. ADR	67,162	3,527,348

		4,223,841

Italy - 1.3%

Intesa Sanpaolo SpA	426,720	1,269,399
Luxottica Group SpA	38,605	2,061,973
Saipem SpA†	49,606	1,177,147
UniCredit SpA	451,910	3,497,406

		8,005,925

Japan - 13.0%

Daikin Industries, Ltd.	72,900	5,023,721
Daito Trust Construction Co., Ltd.	23,600	2,918,103
Denso Corp.	98,700	4,281,158
FANUC Corp.	38,300	6,405,113
Fuji Heavy Industries, Ltd.	140,300	3,985,359
Honda Motor Co., Ltd.	101,800	3,437,199
Hoya Corp.	91,600	2,960,306
Inpex Corp.	132,611	1,899,086
Japan Tobacco, Inc.#	160,600	5,501,258
Keyence Corp.	14,700	6,290,716
Komatsu, Ltd.	168,200	3,807,112
Kyocera Corp.	34,700	1,622,357
Mizuho Financial Group, Inc.	1,041,400	1,980,807
Murata Manufacturing Co., Ltd.	26,500	2,530,165
Nidec Corp.	85,700	5,463,483
Nitori Holdings Co., Ltd.	29,000	1,739,247
ORIX Corp.	255,600	3,856,908
Panasonic Corp.	244,100	2,981,893
Rakuten, Inc.#	158,343	2,048,437
Seven & I Holdings Co., Ltd.	67,700	2,714,962
Shin-Etsu Chemical Co., Ltd.	29,400	1,824,272
Suzuki Motor Corp.	98,200	3,191,064
Terumo Corp.	58,000	1,459,407
Toyota Motor Corp.	48,875	2,784,670
Unicharm Corp.	33,300	2,186,288

		82,893,091

Jersey - 1.8%

Delphi Automotive PLC	12,567	874,412
Shire PLC	37,706	3,081,682
WPP PLC	361,113	7,571,709

		11,527,803

Mexico - 1.0%

Cemex SAB de CV ADR†	222,152	2,939,071
Fomento Economico Mexicano SAB de CV ADR	8,844	857,072
Grupo Televisa SAB ADR	66,317	2,458,371

		6,254,514

Netherlands - 4.2%

Akzo Nobel NV	81,251	5,742,607
ASML Holding NV	51,337	4,911,344
Heineken NV	23,673	1,800,987
ING Groep NV CVA†	538,966	7,411,045
Koninklijke Boskalis Westminster NV	44,040	2,534,257
Randstad Holding NV	56,853	2,759,865
Unilever NV CVA	45,208	1,879,152

		27,039,257

Norway - 0.4%

Statoil ASA	81,710	2,293,910

Russia - 0.5%

Magnit OJSC GDR	39,786	2,315,545
Sberbank of Russia ADR (OTC)	801	6,528
Sberbank of Russia ADR (LSE)†	79,945	651,552

		2,973,625

Singapore - 1.8%

Avago Technologies, Ltd.	31,807	2,611,037
DBS Group Holdings, Ltd.	201,000	2,883,727
Keppel Corp., Ltd.	241,757	2,109,724
Singapore Telecommunications, Ltd.	234,950	731,705
United Overseas Bank, Ltd.	155,077	2,846,896

		11,183,089

South Korea - 1.1%

Hyundai Mobis	8,663	2,511,881
Samsung Electronics Co., Ltd.	2,175	2,647,024
Samsung Electronics Co., Ltd. GDR (LSE)*	2,110	1,284,990
Samsung Electronics Co., Ltd. GDR (OTC)*	582	354,438

		6,798,333

Spain - 2.0%

Amadeus IT Holding SA, Class A	136,181	5,063,861
Bankia SA†	2,193,540	4,242,601
Inditex SA	41,270	1,195,699
International Consolidated Airlines Group SA†	413,470	2,479,358

		12,981,519

Sweden - 1.9%

Hennes & Mauritz AB, Class B	41,898	1,782,205
Investor AB, Class B	56,145	2,080,560
Skandinaviska Enskilda Banken AB, Class A	305,070	3,982,922
Svenska Cellulosa AB SCA, Class B	111,643	2,683,553
Telefonaktiebolaget LM Ericsson, Class B	143,867	1,793,899

		12,323,139

Switzerland - 9.5%

ABB, Ltd.	89,536	2,031,518
Adecco SA	20,146	1,525,131
Cie Financiere Richemont SA	21,320	2,033,186
Givaudan SA	1,060	1,759,643
Julius Baer Group, Ltd.	77,696	3,531,675
Kuehne & Nagel International AG	6,362	857,229
Nestle SA	162,405	12,604,277
Novartis AG	84,457	7,575,877
Roche Holding AG	51,024	14,878,410
Sika AG	530	2,003,268
Sonova Holding AG	9,855	1,575,855
Syngenta AG	5,963	2,140,198
UBS AG	449,551	8,060,138

		60,576,405

Taiwan - 1.4%

Hon Hai Precision Industry Co., Ltd.	407,042	1,389,013
Taiwan Semiconductor Manufacturing Co., Ltd.	710,269	2,946,533
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	207,156	4,337,847

		8,673,393

Thailand - 0.4%

Kasikornbank PCL (Foreign Shares)	66,800	472,661
Kasikornbank PCL NVDR	292,300	2,059,095

		2,531,756

Turkey - 0.4%

Akbank TAS	534,937	2,039,270
BIM Birlesik Magazalar AS	33,690	791,789

		2,831,059

United Kingdom - 20.4%

Aberdeen Asset Management PLC	232,295	1,675,240
ARM Holdings PLC	128,690	2,074,491
Ashtead Group PLC	332,881	5,413,036
ASOS PLC†#	21,110	992,847
Associated British Foods PLC	88,877	4,224,334
Barclays PLC	783,388	2,919,067
BG Group PLC	336,951	6,721,064
British American Tobacco PLC	64,537	3,807,260
British Sky Broadcasting Group PLC	269,799	3,912,467
BT Group PLC	409,250	2,629,342
Bunzl PLC	77,200	2,109,573
Burberry Group PLC	85,163	2,009,058
Capita PLC	99,563	2,028,103
Carnival PLC	39,670	1,479,175
Centrica PLC	260,426	1,380,914
Compass Group PLC	454,271	7,386,980
Diageo PLC	67,875	2,000,682
Hays PLC	293,360	650,174
HSBC Holdings PLC	408,636	4,423,150
Informa PLC	150,216	1,286,807
Intertek Group PLC	47,430	2,205,534
ITV PLC	691,687	2,425,219
Johnson Matthey PLC	63,029	3,304,456
Kingfisher PLC	233,478	1,177,167
Lloyds Banking Group PLC†	2,479,044	3,138,958
Next PLC	30,136	3,549,650
Prudential PLC	157,507	3,791,537
Reckitt Benckiser Group PLC	87,860	7,657,694
Reed Elsevier PLC	295,552	4,820,743
Rio Tinto PLC	123,268	6,576,217
Rolls-Royce Holdings PLC	174,951	2,965,444
Royal Bank of Scotland Group PLC†	635,280	3,826,308
Royal Dutch Shell PLC, Class B	63,878	2,699,429
Smith & Nephew PLC	309,469	5,358,570
Smiths Group PLC	89,049	1,945,505
St. James’s Place PLC	291,991	3,475,651
Standard Chartered PLC	150,368	3,028,055
Weir Group PLC	85,900	3,771,953
Whitbread PLC	69,346	5,052,828

		129,894,682

Total Long-Term Investment Securities
(cost $507,936,211)		622,194,974

SHORT-TERM INVESTMENT SECURITIES - 3.1%

Commercial Paper - 0.0%
HSBC Americas, Inc. 0.05% due 09/02/2014	$225,001	225,000

Registered Investment Companies - 1.3%
State Street Navigator Securities Lending Prime Portfolio(1)	8,055,052	8,055,052

Time Deposits - 1.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	$11,398,000	11,398,000

Total Short-Term Investment Securities
(cost $19,678,052)		19,678,052

TOTAL INVESTMENTS -
(cost $527,614,263)(2)	100.9%	641,873,026
Liabilities in excess of other assets	(0.9)	(5,546,225)

NET ASSETS -	100.0%	$636,326,801

#	The security or a portion thereof is out on loan
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2014, the aggregate value of these securities was $1,639,428 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $7,624,025. This was secured by collateral of $8,055,052, which was received in cash and subsequently invested in short-term investments currently valued at $8,055,052 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR -	American Depository Receipt
CVA -	Certification Van Aandelen (Dutch Cert.)
GDR -	Global Depository Receipt
LSE -	London Stock Exchange
NVDR -	Non-Voting Depository Receipt
NYSE -	New York Stock Exchange
OTC -	Over-the-Counter
TSX -	Toronto Stock Exchange

Industry Allocation*
Medical-Drugs	7.5%
Banks-Commercial	7.1
Diversified Banking Institutions	4.2
Food-Misc./Diversified	3.6
Auto-Cars/Light Trucks	3.2
Insurance-Life/Health	2.6
Oil Companies-Integrated	2.5
Chemicals-Diversified	2.0
Oil Companies-Exploration & Production	2.0
Brewery	1.8
Time Deposits	1.8
Medical Products	1.6
Auto/Truck Parts & Equipment-Original	1.5
Tobacco	1.5
Food-Retail	1.4
Electronic Components-Semiconductors	1.4
Power Converter/Supply Equipment	1.4
Electronic Components-Misc.	1.3
Registered Investment Companies	1.3
Hotels/Motels	1.2
Soap & Cleaning Preparation	1.2
Advertising Agencies	1.2
Food-Catering	1.2
Semiconductor Components-Integrated Circuits	1.2
Electric Products-Misc.	1.2
Retail-Jewelry	1.1
Industrial Gases	1.1
Finance-Other Services	1.1
Retail-Apparel/Shoe	1.1
Human Resources	1.0
Enterprise Software/Service	1.0
Metal-Diversified	1.0
Industrial Automated/Robotic	1.0
Electronic Measurement Instruments	1.0
Web Portals/ISP	1.0
Transport-Rail	0.9
Medical-Biomedical/Gene	0.8
Rental Auto/Equipment	0.8
Beverages-Wine/Spirits	0.8
E-Commerce/Products	0.8
Transactional Software	0.8
Building Products-Air & Heating	0.8
Semiconductor Equipment	0.8
Publishing-Periodicals	0.8
Television	0.8
Cosmetics & Toiletries	0.7
Building & Construction Products-Misc.	0.7
Wireless Equipment	0.7
Diversified Operations	0.7
Casino Hotels	0.7
Diversified Manufacturing Operations	0.7
Building Products-Cement	0.7
Diversified Operations/Commercial Services	0.6
Cable/Satellite TV	0.6
Finance-Leasing Companies	0.6
Machinery-Construction & Mining	0.6
Machinery-Pumps	0.6
Advertising Services	0.6
Aerospace/Defense	0.6
Diversified Financial Services	0.6
Medical-Generic Drugs	0.6
Commercial Services	0.5
Agricultural Chemicals	0.5
Internet Application Software	0.5
Optical Supplies	0.5
Textile-Apparel	0.5
Containers-Paper/Plastic	0.5
Rubber-Tires	0.5
Audio/Video Products	0.5
Real Estate Management/Services	0.5
Aerospace/Defense-Equipment	0.5
Apparel Manufacturers	0.4
Paper & Related Products	0.4
Transport-Services	0.4
Computers-Integrated Systems	0.4
Telephone-Integrated	0.4
Computer Services	0.4
Insurance-Multi-line	0.4
Building & Construction-Misc.	0.4
Airlines	0.4
Broadcast Services/Program	0.4
Diversified Minerals	0.4
Distribution/Wholesale	0.4
Gas-Distribution	0.3
Finance-Mortgage Loan/Banker	0.3
Investment Companies	0.3
Oil-Field Services	0.3
Engineering/R&D Services	0.3
E-Commerce/Services	0.3
Appliances	0.3
Electric-Integrated	0.3
Chemicals-Specialty	0.3
Retail-Home Furnishings	0.3
Investment Management/Advisor Services	0.3
Insurance-Property/Casualty	0.3
Food-Meat Products	0.2
Cruise Lines	0.2
Athletic Footwear	0.2
Oil Refining & Marketing	0.2
Multimedia	0.2
Retail-Building Products	0.2
Computer Aided Design	0.2
Beverages-Non-alcoholic	0.1
Mining Services	0.1
Telecom Services	0.1
Applications Software	0.1

100.9%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks
France	$50,898,729	$—	$—	$50,898,729
Germany	50,171,556	—	—	50,171,556
Japan	82,893,091	—	—	82,893,091
Switzerland	60,576,405	—	—	60,576,405
United Kingdom	129,894,682	—	—	129,894,682
Other Countries*	247,760,511	—	—	247,760,511
Short-Term Investment Securities:
Commercial Paper	—	225,000	—	225,000
Registered Investment Companies	8,055,052	—	—	8,055,052
Time Deposits	—	11,398,000	—	11,398,000

Total	$630,250,026	$11,623,000	$—	$641,873,026

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.1%
Aerospace/Defense-Equipment - 1.7%

United Technologies Corp.	28,384	$3,064,904

Apparel Manufacturers - 0.8%

Ralph Lauren Corp.	8,200	1,387,440

Applications Software - 2.5%

Intuit, Inc.	22,210	1,847,428
Microsoft Corp.	60,695	2,757,374

		4,604,802

Auto/Truck Parts & Equipment-Original - 1.5%

Delphi Automotive PLC	40,069	2,788,001

Banks-Super Regional - 1.7%

Wells Fargo & Co.	62,084	3,193,601

Beverages-Non-alcoholic - 1.9%

PepsiCo, Inc.	38,059	3,520,077

Beverages-Wine/Spirits - 0.5%

Diageo PLC ADR	8,326	998,038

Broadcast Services/Program - 0.8%

Discovery Communications, Inc., Class A†#	16,725	731,217
Discovery Communications, Inc., Class C†	17,050	732,638

		1,463,855

Cable/Satellite TV - 3.4%

Comcast Corp., Class A	71,854	3,932,569
DIRECTV†	26,519	2,292,568

		6,225,137

Casino Hotels - 0.5%

Wynn Resorts, Ltd.#	4,701	906,729

Chemicals-Diversified - 0.7%

Dow Chemical Co.	22,949	1,228,919

Chemicals-Specialty - 0.3%

Chemtura Corp.†#	24,220	597,992

Commercial Services - 0.6%

Aramark	41,409	1,072,493

Commercial Services-Finance - 1.5%

MasterCard, Inc., Class A	36,652	2,778,588

Computers - 6.1%

Apple, Inc.	99,573	10,206,232
Hewlett-Packard Co.	25,285	960,830

		11,167,062

Computers-Memory Devices - 1.1%

EMC Corp.	69,510	2,052,630

Cosmetics & Toiletries - 2.1%

Procter & Gamble Co.	45,350	3,769,038

Data Processing/Management - 0.8%

Dun & Bradstreet Corp.#	11,805	1,385,671

Diversified Banking Institutions - 11.0%

Bank of America Corp.	241,117	3,879,573
Citigroup, Inc.	113,045	5,838,774
Goldman Sachs Group, Inc.	22,125	3,962,809
JPMorgan Chase & Co.	108,420	6,445,569

		20,126,725

Diversified Manufacturing Operations - 3.9%

Eaton Corp. PLC	53,036	3,702,443
General Electric Co.	130,947	3,402,003

		7,104,446

E-Commerce/Products - 0.7%

Amazon.com, Inc.†	4,035	1,368,026

Electronic Components-Semiconductors - 1.8%

Broadcom Corp., Class A	48,185	1,897,525
Skyworks Solutions, Inc.	25,256	1,431,005

		3,328,530

Electronic Security Devices - 1.2%

Tyco International, Ltd.	48,227	2,151,889

Engineering/R&D Services - 0.9%

Jacobs Engineering Group, Inc.†	30,473	1,642,799

Entertainment Software - 1.5%

Electronic Arts, Inc.†#	70,525	2,668,666

Hotel/Motels - 0.7%

Hilton Worldwide Holdings, Inc.†	48,636	1,231,464

Instruments-Controls - 2.3%

Honeywell International, Inc.	43,701	4,161,646

Insurance Brokers - 1.2%

Aon PLC	26,056	2,271,041

Insurance-Reinsurance - 2.4%

Berkshire Hathaway, Inc., Class B†	31,839	4,369,903

Internet Content-Entertainment - 0.3%

Twitter, Inc.†	10,730	533,818

Investment Management/Advisor Services - 2.0%

BlackRock, Inc.	11,205	3,703,589

Medical Information Systems - 0.5%

IMS Health Holdings, Inc.†	35,501	990,478

Medical Instruments - 1.9%

Medtronic, Inc.	54,180	3,459,393

Medical Products - 1.8%

Covidien PLC	38,914	3,378,903

Medical-Biomedical/Gene - 2.9%

Celgene Corp.†	40,492	3,847,550
Vertex Pharmaceuticals, Inc.†#	15,045	1,407,760

		5,255,310

Medical-Drugs - 5.0%

Abbott Laboratories	81,607	3,447,080
Johnson & Johnson	34,133	3,540,616
Salix Pharmaceuticals, Ltd.†	6,410	1,019,895
Zoetis, Inc.	33,695	1,194,151

		9,201,742

Medical-Generic Drugs - 0.4%

Perrigo Co. PLC#	5,320	791,297

Medical-HMO - 0.9%

Cigna Corp.	17,809	1,684,731

Medical-Wholesale Drug Distribution - 1.0%

Cardinal Health, Inc.	25,824	1,903,229

Multimedia - 1.9%

Viacom, Inc., Class B	43,974	3,568,490

Oil Companies-Exploration & Production - 2.7%

Canadian Natural Resources, Ltd.	46,738	2,035,440
ConocoPhillips	13,136	1,066,906
Noble Energy, Inc.#	25,417	1,833,582

		4,935,928

Oil Companies-Integrated - 3.0%

Chevron Corp.	43,000	5,566,350

Oil Field Machinery & Equipment - 1.1%

Cameron International Corp.†	28,325	2,105,397

Oil-Field Services - 2.0%

Halliburton Co.	54,885	3,710,775

Publishing-Periodicals - 0.6%

Nielsen NV	23,484	1,103,513

Retail-Apparel/Shoe - 0.7%

Urban Outfitters, Inc.†#	32,330	1,286,411

Retail-Arts & Crafts - 0.4%

Michaels Cos., Inc.†	38,823	659,215

Retail-Building Products - 0.8%

Lowe’s Cos., Inc.	27,695	1,454,264

Retail-Drug Store - 3.4%

CVS Caremark Corp.	57,304	4,552,803
Walgreen Co.	28,296	1,712,474

		6,265,277

Retail-Sporting Goods - 0.7%

Cabela’s, Inc.†#	20,890	1,274,708

Semiconductor Components-Integrated Circuits - 0.2%

QUALCOMM, Inc.	3,610	274,721

Telephone-Integrated - 2.8%

Verizon Communications, Inc.	101,398	5,051,648

Tobacco - 2.0%

Philip Morris International, Inc.	43,259	3,702,105

Transport-Rail - 0.9%

Kansas City Southern#	13,991	1,614,002

Transport-Services - 0.6%

FedEx Corp.	7,905	1,168,991

Web Portals/ISP - 2.5%

Google, Inc., Class A†	3,937	2,292,752
Google, Inc., Class C†	4,012	2,293,259

		4,586,011

Total Long-Term Investment Securities (cost $142,895,246)		181,860,408

SHORT-TERM INVESTMENT SECURITIES - 4.2%
Registered Investment Companies - 4.2%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $7,745,699)	7,745,699	7,745,699

REPURCHASE AGREEMENT - 0.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 08/29/2014, to be repurchased 09/02/2014 in the amount $831,000 collateralized by $910,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $849,713 (cost $831,000)	$831,000	831,000

TOTAL INVESTMENTS
(cost $151,471,945)(2)	103.8%	190,437,107
Liabilities in excess of other assets	(3.8)	(6,897,484)

NET ASSETS	100.0%	$183,539,623

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $10,474,686. This was secured by collateral of $7,745,699, which was received in cash and subsequently invested in short-term investments currently valued at $7,745,699 as reported in the portfolio of investments. Additional collateral of $2,918,750 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 11/15/2040	$233,972
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	2,380,579
Government National Mtg. Assoc.	2.75% to 4.00%	11/20/2038 to 11/16/2039	304,199

(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Computers	$11,167,062	$—	$—	$11,167,062
Diversified Banking Institutions	20,126,725	—	—	20,126,725
Medical - Drugs	9,201,742	—	—	9,201,742
Other Industries*	141,364,879	—	—	141,364,879
Short-Term Investment Securities:
Registered Investment Companies	7,745,699	—	—	7,745,699
Repurchase Agreement	—	831,000	—	831,000

Total	$189,606,107	$831,000	$—	$190,437,107

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.3%
Advertising Agencies - 0.6%

Omnicom Group, Inc.#	32,941	$2,372,081

Aerospace/Defense-Equipment - 3.1%

United Technologies Corp.	117,396	12,676,420

Agricultural Chemicals - 1.4%

Monsanto Co.#	50,213	5,807,133

Apparel Manufacturers - 1.1%

VF Corp.	71,079	4,557,585

Athletic Footwear - 1.0%

NIKE, Inc., Class B	53,855	4,230,310

Auto/Truck Parts & Equipment-Original - 1.0%

Johnson Controls, Inc.	78,952	3,853,647

Beverages-Non-alcoholic - 0.8%

PepsiCo, Inc.	35,799	3,311,050

Beverages-Wine/Spirits - 1.6%

Pernod Ricard SA	56,111	6,616,265

Broadcast Services/Program - 1.4%

Discovery Communications, Inc., Class A†#	66,544	2,909,303
Discovery Communications, Inc., Class C†#	66,544	2,859,396

		5,768,699

Coatings/Paint - 1.1%

Sherwin-Williams Co.#	20,117	4,387,719

Commercial Services-Finance - 2.8%

Equifax, Inc.	50,256	3,958,163
Experian PLC	134,272	2,336,115
MasterCard, Inc., Class A	65,136	4,937,960

		11,232,238

Computer Services - 5.5%

Accenture PLC, Class A#	196,923	15,962,578
Cognizant Technology Solutions Corp., Class A†	79,180	3,620,901
International Business Machines Corp.	12,982	2,496,439

		22,079,918

Computers - 0.9%

Apple, Inc.	35,731	3,662,428

Computers-Memory Devices - 2.6%

EMC Corp.	357,178	10,547,466

Cosmetics & Toiletries - 5.4%

Colgate-Palmolive Co.	193,031	12,494,896
Procter & Gamble Co.	113,952	9,470,551

		21,965,447

Decision Support Software - 0.4%

MSCI, Inc.†#	31,906	1,472,143

Dental Supplies & Equipment - 2.5%

DENTSPLY International, Inc.#	177,301	8,458,144
Patterson Cos., Inc.#	43,582	1,755,047

		10,213,191

Distribution/Wholesale - 1.8%

WW Grainger, Inc.#	29,611	7,290,228

Diversified Manufacturing Operations - 3.1%

Danaher Corp.	166,371	12,745,682

E-Commerce/Products - 0.8%

eBay, Inc.†	54,634	3,032,187

Electronic Components-Semiconductors - 1.3%

Microchip Technology, Inc.#	109,975	5,370,079

Electronic Connectors - 0.8%

Amphenol Corp., Class A#	31,605	3,255,631

Enterprise Software/Service - 2.9%

Oracle Corp.	284,205	11,803,034

Finance-Credit Card - 3.4%

Visa, Inc., Class A	64,282	13,661,211

Finance-Investment Banker/Broker - 0.5%

Charles Schwab Corp.	70,857	2,020,133

Finance-Other Services - 1.3%

CME Group, Inc.#	68,964	5,279,194

Food-Misc./Diversified - 1.8%

Danone SA	106,927	7,465,996

Industrial Gases - 1.7%

Praxair, Inc.	52,381	6,890,721

Instruments-Controls - 3.6%

Mettler-Toledo International, Inc.†	25,822	6,984,334
Sensata Technologies Holding NV†#	158,081	7,772,843

		14,757,177

Instruments-Scientific - 3.1%

Thermo Fisher Scientific, Inc.	75,276	9,048,928
Waters Corp.†#	34,803	3,599,674

		12,648,602

Investment Management/Advisor Services - 2.2%

Franklin Resources, Inc.	157,871	8,922,869

Medical Instruments - 0.6%

St Jude Medical, Inc.	34,568	2,267,315

Medical-Drugs - 5.5%

Abbott Laboratories	160,685	6,787,335
Allergan, Inc.	12,309	2,014,737
Johnson & Johnson	36,836	3,820,998
Zoetis, Inc.	275,329	9,757,660

		22,380,730

Metal Processors & Fabrication - 1.0%

Precision Castparts Corp.#	16,270	3,970,856

Metal-Diversified - 0.4%

Rio Tinto PLC	32,892	1,754,753

Multimedia - 7.2%

Time Warner, Inc.	135,392	10,429,246
Twenty-First Century Fox, Inc., Class A#	206,852	7,326,698
Viacom, Inc., Class B	22,850	1,854,277
Walt Disney Co.	107,545	9,666,145

		29,276,366

Oil Companies-Exploration & Production - 0.9%

Occidental Petroleum Corp.	34,452	3,573,706

Oil-Field Services - 2.7%

Schlumberger, Ltd.#	98,632	10,814,013

Pharmacy Services - 2.2%

Express Scripts Holding Co.†	118,262	8,743,110

Retail-Apparel/Shoe - 0.6%

Inditex SA	89,814	2,602,145

Retail-Auto Parts - 1.0%

AutoZone, Inc.†#	7,536	4,060,698

Retail-Drug Store - 2.5%

CVS Caremark Corp.	125,686	9,985,753

Retail-Restaurants - 1.6%

McDonald’s Corp.	68,354	6,406,137

Semiconductor Components-Integrated Circuits - 1.2%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	236,240	4,946,866

Soap & Cleaning Preparation - 0.6%

Church & Dwight Co., Inc.	35,819	2,444,289

Textile-Apparel - 2.2%

LVMH Moet Hennessy Louis Vuitton SA	50,671	8,791,778

Transport-Services - 1.1%

Expeditors International of Washington, Inc.	107,250	4,429,425

Vitamins & Nutrition Products - 1.6%

Mead Johnson Nutrition Co.	68,214	6,521,258

Web Portals/ISP - 4.9%

Google, Inc., Class A†	33,841	19,707,645

Total Long-Term Investment Securities
(cost $356,981,307)		402,573,327

SHORT-TERM INVESTMENT SECURITIES - 16.8%
Commercial Paper - 0.0%

HSBC Americas, Inc. 0.05% due 09/02/2014	$166,000	166,000

Registered Investment Companies - 16.8%

State Street Navigator Securities Lending Prime Portfolio(1)	68,161,976	68,161,976

Total Short-Term Investment Securities
(cost $68,327,976)		68,327,976

TOTAL INVESTMENTS
(cost $425,309,283)(2)	116.1%	470,901,303
Liabilities in excess of other assets	(16.1)	(65,392,598)

NET ASSETS	100.0%	$405,508,705

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $66,840,418. This was secured by collateral of $68,161,976, which was received in cash and subsequently invested in short-term investments currently valued at $68,161,976 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computer Services	$22,079,918	$—	$—	$22,079,918
Cosmetics & Toiletries	21,965,447	—	—	21,965,447
Medical-Drugs	22,380,730	—	—	22,380,730
Multimedia	29,276,366	—	—	29,276,366
Other Industries*	306,870,866	—	—	306,870,866
Short-Term Investment Securities:
Commercial Paper	—	166,000	—	166,000
Registered Investment Companies	68,161,976	—	—	68,161,976

Total	$470,735,303	$166,000	$—	$470,901,303

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.5%
Advertising Sales - 0.2%

Lamar Advertising Co., Class A#	129,605	$6,801,670

Aerospace/Defense - 0.2%

Esterline Technologies Corp.†#	63,117	7,399,206

Aerospace/Defense-Equipment - 1.2%

Alliant Techsystems, Inc.	62,896	7,924,896
B/E Aerospace, Inc.†	195,328	16,552,095
Exelis, Inc.	374,247	6,433,306
Triumph Group, Inc.#	102,962	7,142,474

		38,052,771

Airlines - 0.6%

Alaska Air Group, Inc.#	271,340	12,573,896
JetBlue Airways Corp.†#	451,178	5,517,907

		18,091,803

Apparel Manufacturers - 0.9%

Carter’s, Inc.#	106,004	8,775,011
Hanesbrands, Inc.	196,592	20,186,067

		28,961,078

Applications Software - 0.4%

Compuware Corp.	433,704	4,055,133
PTC, Inc.†	234,186	9,060,656

		13,115,789

Auction House/Art Dealers - 0.2%

Sotheby’s#	136,100	5,554,241

Auto-Heavy Duty Trucks - 0.3%

Oshkosh Corp.	167,693	8,330,988

Banks-Commercial - 4.5%

Associated Banc-Corp.#	314,805	5,723,155
BancorpSouth, Inc.#	166,844	3,532,088
Bank of Hawaii Corp.#	87,717	5,091,972
Cathay General Bancorp#	146,188	3,806,736
City National Corp.	94,402	7,163,224
Commerce Bancshares, Inc.#	159,734	7,368,529
Cullen/Frost Bankers, Inc.#	104,622	8,223,289
East West Bancorp, Inc.	283,093	9,862,960
First Horizon National Corp.#	467,085	5,679,754
FirstMerit Corp.	326,453	5,626,417
Fulton Financial Corp.	373,076	4,303,432
Hancock Holding Co.	162,451	5,399,871
International Bancshares Corp.	112,379	2,962,310
PacWest Bancorp	189,202	7,935,132
Prosperity Bancshares, Inc.#	118,396	7,151,118
Signature Bank†	98,712	11,693,424
SVB Financial Group†	98,388	10,952,552
Synovus Financial Corp.	274,388	6,626,470
TCF Financial Corp.#	328,969	5,197,710
Trustmark Corp.#	133,145	3,160,197
Umpqua Holdings Corp.	368,329	6,434,708
Valley National Bancorp.#	395,784	3,957,840
Webster Financial Corp.#	178,310	5,260,145
Westamerica Bancorporation#	51,939	2,512,289

		145,625,322

Batteries/Battery Systems - 0.5%

Energizer Holdings, Inc.	121,753	14,795,425

Building & Construction Products-Misc. - 0.6%

Fortune Brands Home & Security, Inc.#	327,832	14,165,621
Louisiana-Pacific Corp.†#	278,631	3,976,064

		18,141,685

Building Products-Air & Heating - 0.2%

Lennox International, Inc.	89,265	7,476,836

Building Products-Cement - 0.3%

Eagle Materials, Inc.	98,806	10,069,319

Building-Heavy Construction - 0.1%

Granite Construction, Inc.#	71,792	2,532,104

Building-Maintenance & Services - 0.1%

Rollins, Inc.#	126,848	3,773,728

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.#	88,400	4,747,964

Building-Residential/Commercial - 0.8%

KB Home#	177,614	3,152,649
MDC Holdings, Inc.#	77,110	2,236,961
NVR, Inc.†#	7,620	8,939,708
Toll Brothers, Inc.†	315,875	11,241,991

		25,571,309

Casino Services - 0.4%

Bally Technologies, Inc.†	77,539	6,148,067
International Game Technology	487,645	8,221,695

		14,369,762

Chemicals-Diversified - 0.1%

Olin Corp.#	155,985	4,256,831

Chemicals-Fibers - 0.1%

Rayonier Advanced Materials, Inc.#	83,226	2,763,935

Chemicals-Plastics - 0.2%

PolyOne Corp.	185,828	7,288,174

Chemicals-Specialty - 1.8%

Albemarle Corp.#	157,045	9,984,921
Ashland, Inc.#	143,089	15,342,003
Cabot Corp.	118,401	6,486,007
Cytec Industries, Inc.#	70,789	7,294,098
Minerals Technologies, Inc.	68,079	4,263,107
NewMarket Corp.#	21,847	8,889,326
Sensient Technologies Corp.	97,647	5,478,973

		57,738,435

Coatings/Paint - 0.8%

RPM International, Inc.	263,066	12,398,301
Valspar Corp.	153,327	12,382,688

		24,780,989

Commercial Services - 0.4%

Convergys Corp.#	200,337	3,846,470
HMS Holdings Corp.†#	173,080	3,956,609
Live Nation Entertainment, Inc.†	280,969	6,170,079

		13,973,158

Commercial Services-Finance - 0.9%

Global Payments, Inc.	134,615	9,789,203
SEI Investments Co.	280,531	10,630,722
WEX, Inc.†#	76,503	8,694,566

		29,114,491

Communications Software - 0.2%

SolarWinds, Inc.†	129,494	5,541,048

Computer Aided Design - 0.5%

ANSYS, Inc.†	182,942	14,873,185

Computer Services - 0.3%

DST Systems, Inc.	68,959	6,400,085
Science Applications International Corp.	80,530	3,714,043

		10,114,128

Computers-Integrated Systems - 1.5%

Diebold, Inc.#	127,528	4,842,238
Jack Henry & Associates, Inc.	166,932	9,650,339
MICROS Systems, Inc.†#	147,715	10,040,189
NCR Corp.†	331,480	11,323,357
Riverbed Technology, Inc.†	316,955	5,971,432
VeriFone Systems, Inc.†#	220,571	7,702,339

		49,529,894

Computers-Other - 0.3%

3D Systems Corp.†#	201,821	10,799,442

Computers-Periphery Equipment - 0.2%

Lexmark International, Inc., Class A#	122,928	6,215,240

Consulting Services - 1.5%

Civeo Corp.	209,496	5,323,293
CoreLogic, Inc.†	181,317	5,125,832
Corporate Executive Board Co.#	66,728	4,398,710
FTI Consulting, Inc.†#	80,655	2,992,301
Gartner, Inc.†	178,129	13,286,642
Leidos Holdings, Inc.	125,479	4,724,284
Towers Watson & Co., Class A	126,300	13,846,269

		49,697,331

Consumer Products-Misc. - 0.8%

Jarden Corp.†	236,883	14,163,235
Scotts Miracle-Gro Co., Class A#	85,904	4,959,238
Tupperware Brands Corp.#	99,608	7,297,282

		26,419,755

Containers-Metal/Glass - 0.2%

Greif, Inc., Class A	60,236	2,884,702
Silgan Holdings, Inc.	86,576	4,359,102

		7,243,804

Containers-Paper/Plastic - 1.1%

Packaging Corp. of America	194,108	13,197,403
Rock-Tenn Co., Class A	283,394	13,931,649
Sonoco Products Co.	201,480	8,292,917

		35,421,969

Data Processing/Management - 0.7%

Acxiom Corp.†	151,930	2,817,542
Broadridge Financial Solutions, Inc.	238,235	10,134,517
CommVault Systems, Inc.†#	87,570	4,828,610
Fair Isaac Corp.#	63,471	3,692,108

		21,472,777

Decision Support Software - 0.3%

MSCI, Inc.†	230,407	10,630,979

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	141,829	7,724,007

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†	101,290	12,556,921

Distribution/Wholesale - 1.5%

Arrow Electronics, Inc.†	196,708	12,245,073
Ingram Micro, Inc., Class A†	306,417	8,834,002
LKQ Corp.†	595,953	16,925,065
Owens & Minor, Inc.#	124,559	4,284,830
Watsco, Inc.	53,848	4,980,401

		47,269,371

Diversified Manufacturing Operations - 1.9%

A.O. Smith Corp.	150,261	7,374,810
Carlisle Cos., Inc.	126,523	10,488,757
Crane Co.	97,581	6,790,662
Harsco Corp.#	159,407	3,857,649
ITT Corp.	181,041	8,664,622
SPX Corp.	86,503	9,000,637
Trinity Industries, Inc.#	305,846	14,796,830

		60,973,967

E-Marketing/Info - 0.1%

Conversant, Inc.†#	124,336	3,424,213

Electric-Integrated - 2.5%

Alliant Energy Corp.	219,020	12,810,480
Black Hills Corp.	88,110	4,734,150
Cleco Corp.	119,167	6,723,402
Great Plains Energy, Inc.#	303,522	7,791,410
Hawaiian Electric Industries, Inc.#	200,345	5,086,760
IDACORP, Inc.#	99,316	5,633,203
MDU Resources Group, Inc.	378,280	11,843,947
OGE Energy Corp.	393,154	14,751,138
PNM Resources, Inc.#	157,259	4,121,758
Westar Energy, Inc.#	254,478	9,397,873

		82,894,121

Electronic Components-Misc. - 0.6%

Gentex Corp.#	288,066	8,512,350
Knowles Corp.†#	167,876	5,526,478
Vishay Intertechnology, Inc.#	267,816	4,285,056

		18,323,884

Electronic Components-Semiconductors - 2.3%

Advanced Micro Devices, Inc.†#	1,278,805	5,332,617
Cree, Inc.†#	240,739	10,968,069
Fairchild Semiconductor International, Inc.†#	246,644	4,328,602
International Rectifier Corp.†	140,708	5,543,895
Intersil Corp., Class A	254,237	3,824,996
Rovi Corp.†	187,023	4,325,842
Semtech Corp.†	132,827	3,460,808
Silicon Laboratories, Inc.†	78,925	3,577,670
Skyworks Solutions, Inc.	374,306	21,208,178
SunEdison, Inc.†#	485,875	10,703,826

		73,274,503

Electronic Design Automation - 0.8%

Cadence Design Systems, Inc.†#	571,575	10,082,583
Mentor Graphics Corp.#	191,166	4,169,331
Synopsys, Inc.†	305,489	12,494,500

		26,746,414

Electronic Measurement Instruments - 0.8%

Itron, Inc.†#	77,634	3,277,707
National Instruments Corp.#	194,236	6,438,923
Trimble Navigation, Ltd.†	515,048	17,130,497

		26,847,127

Electronic Parts Distribution - 0.5%

Avnet, Inc.	273,239	12,161,868
Tech Data Corp.†	75,492	5,095,710

		17,257,578

Engineering/R&D Services - 0.7%

AECOM Technology Corp.†#	195,946	7,414,597
KBR, Inc.	290,595	6,398,902
URS Corp.	136,156	8,248,330

		22,061,829

Enterprise Software/Service - 0.9%

Advent Software, Inc.#	87,386	2,823,442
Concur Technologies, Inc.†#	94,332	9,469,046
Informatica Corp.†	216,759	7,381,728
Ultimate Software Group, Inc.†#	55,969	8,226,883

		27,901,099

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.#	62,673	3,469,577

Filtration/Separation Products - 0.5%

CLARCOR, Inc.#	99,537	6,291,734
Donaldson Co., Inc.#	259,653	10,869,074

		17,160,808

Finance-Consumer Loans - 0.2%

SLM Corp.	834,684	7,395,300

Finance-Investment Banker/Broker - 0.4%

Raymond James Financial, Inc.	245,098	13,392,155

Finance-Other Services - 0.3%

CBOE Holdings, Inc.	169,752	9,001,100

Food-Baking - 0.2%

Flowers Foods, Inc.#	347,009	6,794,436

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	40,797	1,152,515

Food-Dairy Products - 0.5%

Dean Foods Co.#	184,541	2,985,873
WhiteWave Foods Co., Class A†	343,288	12,021,946

		15,007,819

Food-Flour & Grain - 0.1%

Post Holdings, Inc.†#	86,781	3,208,294

Food-Misc./Diversified - 0.8%

Hain Celestial Group, Inc.†#	98,941	9,731,837
Ingredion, Inc.	147,249	11,744,580
Lancaster Colony Corp.#	38,321	3,387,960

		24,864,377

Food-Retail - 0.1%

SUPERVALU, Inc.†#	390,417	3,728,482

Food-Wholesale/Distribution - 0.2%

United Natural Foods, Inc.†#	97,973	6,298,684

Footwear & Related Apparel - 0.2%

Deckers Outdoor Corp.†#	68,357	6,305,250

Funeral Services & Related Items - 0.3%

Service Corp. International	421,572	9,346,251

Gas-Distribution - 1.8%

Atmos Energy Corp.	197,794	10,000,464
National Fuel Gas Co.#	165,854	12,677,880
ONE Gas, Inc.#	102,613	3,840,804
Questar Corp.	345,786	8,129,429
UGI Corp.	227,199	12,037,003
Vectren Corp.	162,808	6,712,574
WGL Holdings, Inc.#	102,471	4,456,464

		57,854,618

Gold Mining - 0.3%

Royal Gold, Inc.#	128,276	9,973,459

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†#	109,171	6,609,212

Home Furnishings - 0.2%

Tempur Sealy International, Inc.†	120,032	7,024,273

Human Resources - 0.4%

Manpowergroup, Inc.	157,197	12,195,343

Industrial Automated/Robotic - 0.3%

Nordson Corp.	118,149	9,577,158

Instruments-Controls - 0.7%

Mettler-Toledo International, Inc.†	57,688	15,603,450
Woodward, Inc.#	116,503	6,084,952

		21,688,402

Instruments-Scientific - 0.2%

FEI Co.	83,427	7,011,205

Insurance Brokers - 0.7%

Arthur J. Gallagher & Co.	310,150	14,648,384
Brown & Brown, Inc.	234,700	7,655,914

		22,304,298

Insurance-Life/Health - 0.7%

Primerica, Inc.#	107,432	5,407,053
Protective Life Corp.	155,665	10,803,151
StanCorp Financial Group, Inc.	86,349	5,657,586

		21,867,790

Insurance-Multi-line - 0.6%

American Financial Group, Inc.	141,388	8,479,039
Kemper Corp.#	100,514	3,653,684
Old Republic International Corp.	478,381	7,343,148

		19,475,871

Insurance-Property/Casualty - 1.5%

Alleghany Corp.†	32,504	14,013,450
First American Financial Corp.#	210,925	5,979,724
Hanover Insurance Group, Inc.	86,982	5,519,008
HCC Insurance Holdings, Inc.	197,230	9,889,112
Mercury General Corp.	71,637	3,669,963
WR Berkley Corp.	204,158	9,871,039

		48,942,296

Insurance-Reinsurance - 1.2%

Aspen Insurance Holdings, Ltd.	129,177	5,492,606
Everest Re Group, Ltd.	91,028	14,914,028
Reinsurance Group of America, Inc.	136,379	11,316,729
RenaissanceRe Holdings, Ltd.#	80,055	8,196,831

		39,920,194

Internet Infrastructure Software - 0.2%

TIBCO Software, Inc.†#	302,000	6,293,680

Investment Management/Advisor Services - 0.9%

Eaton Vance Corp.#	238,338	9,333,316
Federated Investors, Inc., Class B#	186,753	5,731,450
Janus Capital Group, Inc.#	296,439	3,601,734
Waddell & Reed Financial, Inc., Class A	168,263	9,170,333

		27,836,833

Leisure Products - 0.2%

Brunswick Corp.	183,062	7,871,666

Lighting Products & Systems - 0.3%

Acuity Brands, Inc.#	85,306	10,567,707

Machine Tools & Related Products - 0.6%

Kennametal, Inc.#	155,109	6,950,434
Lincoln Electric Holdings, Inc.	158,781	11,289,329

		18,239,763

Machinery-Construction & Mining - 0.2%

Terex Corp.#	217,762	8,146,476

Machinery-Electrical - 0.2%

Regal-Beloit Corp.	89,095	6,331,982

Machinery-Farming - 0.3%

AGCO Corp.	172,453	8,422,604

Machinery-General Industrial - 1.1%

IDEX Corp.	159,164	12,246,078
Wabtec Corp.	190,416	15,873,078
Zebra Technologies Corp., Class A†	99,679	7,777,952

		35,897,108

Machinery-Pumps - 0.3%

Graco, Inc.#	119,672	9,197,990

Medical Information Systems - 0.1%

Allscripts Healthcare Solutions, Inc.†#	315,370	4,659,592

Medical Instruments - 0.3%

Techne Corp.	65,734	6,278,912
Thoratec Corp.†#	112,306	2,807,650

		9,086,562

Medical Labs & Testing Services - 0.3%

Covance, Inc.†	113,353	9,396,964

Medical Products - 1.8%

Cooper Cos., Inc.	94,645	15,429,974
Henry Schein, Inc.†#	168,532	20,171,595
Hill-Rom Holdings, Inc.	112,970	4,949,216
Sirona Dental Systems, Inc.†#	109,272	8,906,761
Teleflex, Inc.#	81,670	8,941,231

		58,398,777

Medical Sterilization Products - 0.2%

STERIS Corp.#	116,656	6,566,566

Medical-Biomedical/Gene - 0.9%

Bio-Rad Laboratories, Inc., Class A†	39,828	4,789,715
Charles River Laboratories International, Inc.†	95,490	5,643,459
Cubist Pharmaceuticals, Inc.†	148,672	10,262,828
United Therapeutics Corp.†#	87,127	10,266,175

		30,962,177

Medical-Drugs - 1.2%

Endo International PLC†	276,563	17,619,829
Salix Pharmaceuticals, Ltd.†#	125,187	19,918,503

		37,538,332

Medical-HMO - 0.4%

Health Net, Inc.†	158,344	7,473,837
WellCare Health Plans, Inc.†	86,613	5,704,332

		13,178,169

Medical-Hospitals - 1.2%

Community Health Systems, Inc.†#	227,556	12,351,740
LifePoint Hospitals, Inc.†	87,814	6,568,487
Universal Health Services, Inc., Class B	177,476	20,310,353

		39,230,580

Metal Processors & Fabrication - 0.3%

Timken Co.	151,326	6,853,554
Worthington Industries, Inc.	102,759	4,155,574

		11,009,128

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc.#	302,421	4,557,484

Miscellaneous Manufacturing - 0.3%

AptarGroup, Inc.	129,224	8,289,720

Motion Pictures & Services - 0.1%

DreamWorks Animation SKG, Inc., Class A†#	142,030	3,101,225

Multimedia - 0.4%

FactSet Research Systems, Inc.#	77,739	9,903,949
Meredith Corp.#	73,061	3,403,181

		13,307,130

Networking Products - 0.3%

Fortinet, Inc.†	270,433	6,979,875
Polycom, Inc.†	272,743	3,613,845

		10,593,720

Non-Hazardous Waste Disposal - 0.4%

Waste Connections, Inc.	244,711	12,005,522

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	116,954	3,475,873
HNI Corp.#	89,040	3,375,506

		6,851,379

Oil & Gas Drilling - 0.7%

Atwood Oceanics, Inc.†#	114,226	5,643,907
Patterson-UTI Energy, Inc.	285,274	9,853,364
Rowan Cos. PLC, Class A	245,529	7,444,439

		22,941,710

Oil Companies-Exploration & Production - 1.8%

Bill Barrett Corp.†#	98,117	2,234,124
Energen Corp.	143,691	11,564,252
Gulfport Energy Corp.†	168,656	9,866,376
Rosetta Resources, Inc.†	121,291	6,064,550
SM Energy Co.	132,391	11,788,095
Unit Corp.†	87,110	5,732,709
WPX Energy, Inc.†	399,099	10,624,015

		57,874,121

Oil Field Machinery & Equipment - 0.6%

Dresser-Rand Group, Inc.†	150,984	10,463,191
Dril-Quip, Inc.†	80,317	8,149,766

		18,612,957

Oil Refining & Marketing - 0.7%

HollyFrontier Corp.#	392,250	19,624,268
Murphy USA, Inc.†	87,694	4,776,692

		24,400,960

Oil-Field Services - 1.5%

CARBO Ceramics, Inc.#	39,224	4,220,110
Helix Energy Solutions Group, Inc.†#	193,779	5,294,042
NOW, Inc.†#	211,814	6,996,217
Oceaneering International, Inc.	213,225	14,831,931
Oil States International, Inc.†	104,747	6,761,419
Superior Energy Services, Inc.	309,169	11,080,617

		49,184,336

Paper & Related Products - 0.1%

Domtar Corp.	128,272	4,783,263

Pharmacy Services - 0.4%

Omnicare, Inc.	195,504	12,467,290

Physicians Practice Management - 0.3%

MEDNAX, Inc.†#	196,217	11,233,423

Power Converter/Supply Equipment - 0.4%

Hubbell, Inc., Class B	106,317	12,853,725

Printing-Commercial - 0.4%

Deluxe Corp.#	98,820	5,884,731
RR Donnelley & Sons Co.#	394,064	6,963,111

		12,847,842

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	92,453	5,542,557

Publishing-Newspapers - 0.1%

New York Times Co., Class A#	249,199	3,085,084

Publishing-Periodicals - 0.2%

Time, Inc.†	220,295	5,172,527

Quarrying - 0.2%

Compass Minerals International, Inc.	66,203	5,896,701

Racetracks - 0.1%

International Speedway Corp., Class A	55,100	1,845,299

Real Estate Investment Trusts - 8.9%

Alexandria Real Estate Equities, Inc.	141,454	11,183,353
American Campus Communities, Inc.	207,117	8,183,193
BioMed Realty Trust, Inc.	380,061	8,532,369
Camden Property Trust	168,930	12,642,721
Corporate Office Properties Trust	172,960	4,908,605
Corrections Corp. of America	229,740	8,187,934
Duke Realty Corp.	650,500	12,099,300
Equity One, Inc.	125,007	2,950,165
Extra Space Storage, Inc.	217,456	11,459,931
Federal Realty Investment Trust#	132,813	16,572,406
Highwoods Properties, Inc.#	177,925	7,570,709
Home Properties, Inc.#	112,792	7,243,502
Hospitality Properties Trust	295,629	8,700,361
Kilroy Realty Corp.	162,321	10,266,803
LaSalle Hotel Properties#	205,626	7,515,630
Liberty Property Trust	291,592	10,328,189
Mack-Cali Realty Corp.	175,035	3,700,240
Mid-America Apartment Communities, Inc.	148,088	10,709,724
National Retail Properties, Inc.#	243,210	9,032,819
Omega Healthcare Investors, Inc.	248,837	9,373,690
Potlatch Corp.#	80,138	3,420,290
Rayonier, Inc.	249,678	8,556,465
Realty Income Corp.#	437,186	19,550,958
Regency Centers Corp.#	182,306	10,416,965
Senior Housing Properties Trust	402,204	9,383,419
SL Green Realty Corp.	188,422	20,603,946
Taubman Centers, Inc.	124,898	9,513,481
UDR, Inc.	496,393	14,852,079
Washington Prime Group, Inc.	306,661	5,986,023
Weingarten Realty Investors#	221,890	7,593,076

		291,038,346

Real Estate Management/Services - 0.4%

Jones Lang LaSalle, Inc.	87,983	11,755,409

Real Estate Operations & Development - 0.1%

Alexander & Baldwin, Inc.#	84,658	3,462,512

Recreational Centers - 0.1%

Life Time Fitness, Inc.†#	74,235	3,422,233

Recreational Vehicles - 0.6%

Polaris Industries, Inc.#	130,083	18,911,467

Rental Auto/Equipment - 0.9%

Aaron’s, Inc.	142,605	3,653,540
Rent-A-Center, Inc.#	104,234	2,903,959
United Rentals, Inc.†#	192,039	22,593,389

		29,150,888

Respiratory Products - 0.4%

ResMed, Inc.#	277,051	14,697,556

Retail-Apparel/Shoe - 1.6%

Abercrombie & Fitch Co., Class A#	143,687	6,006,117
American Eagle Outfitters, Inc.#	337,763	4,755,703
ANN, Inc.†	92,449	3,831,087
Ascena Retail Group, Inc.†#	255,332	4,440,223
Chico’s FAS, Inc.	302,541	4,780,148
Foot Locker, Inc.	287,884	16,153,171
Guess?, Inc.#	117,812	2,761,513
Kate Spade & Co.†#	249,838	8,079,761

		50,807,723

Retail-Auto Parts - 0.6%

Advance Auto Parts, Inc.	144,033	19,648,982

Retail-Automobile - 0.2%

Copart, Inc.†	221,475	7,625,384

Retail-Catalog Shopping - 0.3%

MSC Industrial Direct Co., Inc., Class A#	93,511	8,429,082

Retail-Discount - 0.3%

Big Lots, Inc.	109,519	5,076,206
HSN, Inc.#	66,190	4,010,452

		9,086,658

Retail-Jewelry - 0.6%

Signet Jewelers, Ltd.	158,342	18,663,772

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.#	172,822	11,366,503

Retail-Major Department Stores - 0.2%

J.C. Penney Co., Inc.†#	601,714	6,498,511

Retail-Misc./Diversified - 0.2%

CST Brands, Inc.	149,296	5,201,473

Retail-Office Supplies - 0.1%

Office Depot, Inc.†#	960,717	4,918,871

Retail-Petroleum Products - 0.2%

World Fuel Services Corp.#	142,104	6,306,575

Retail-Restaurants - 0.9%
Brinker International, Inc.#	128,233	6,270,594
Cheesecake Factory, Inc.#	90,717	4,077,729
Domino’s Pizza, Inc.	109,829	8,286,598
Panera Bread Co., Class A†#	51,516	7,724,309
Wendy’s Co.#	521,414	4,249,524

		30,608,754

Retail-Sporting Goods - 0.4%

Cabela’s, Inc.†#	92,543	5,646,974
Dick’s Sporting Goods, Inc.	196,127	8,839,444

		14,486,418

Savings & Loans/Thrifts - 0.8%

Astoria Financial Corp.#	166,833	2,180,507
First Niagara Financial Group, Inc.	698,775	6,079,342
New York Community Bancorp, Inc.#	873,925	13,939,104
Washington Federal, Inc.#	200,053	4,351,153

		26,550,106

Schools - 0.3%

Apollo Education Group, Inc.†	195,778	5,436,755
DeVry Education Group, Inc.	112,822	4,843,448

		10,280,203

Semiconductor Components-Integrated Circuits - 0.5%

Atmel Corp.†#	831,085	7,363,413
Cypress Semiconductor Corp.†#	286,479	3,165,593
Integrated Device Technology, Inc.†	268,219	4,412,203

		14,941,209

Semiconductor Equipment - 0.3%

Teradyne, Inc.#	404,088	8,320,172

Shipbuilding - 0.3%

Huntington Ingalls Industries, Inc.	96,952	9,899,769

Soap & Cleaning Preparation - 0.6%

Church & Dwight Co., Inc.	268,325	18,310,498

Steel Pipe & Tube - 0.3%
TimkenSteel Corp.	75,663	3,615,178
Valmont Industries, Inc.#	53,074	7,470,166

		11,085,344

Steel-Producers - 1.3%

Carpenter Technology Corp.	104,818	5,736,689
Commercial Metals Co.	232,455	4,016,822
Reliance Steel & Aluminum Co.	153,426	10,727,546
Steel Dynamics, Inc.	472,798	10,987,826
United States Steel Corp.#	285,933	11,051,310

		42,520,193

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†#	207,354	4,290,154
JDS Uniphase Corp.†#	463,379	5,352,028

		9,642,182

Telecom Services - 0.4%

NeuStar, Inc., Class A†#	110,743	3,265,811
tw telecom, Inc.†	272,303	11,173,954

		14,439,765

Telecommunication Equipment - 0.4%

ADTRAN, Inc.#	111,382	2,570,697
ARRIS Group, Inc.†	235,555	7,210,338
Plantronics, Inc.	84,003	4,009,463

		13,790,498

Telephone-Integrated - 0.2%

Telephone & Data Systems, Inc.	195,379	5,146,283

Television - 0.2%

AMC Networks, Inc., Class A†#	116,686	7,301,626

Theaters - 0.2%

Cinemark Holdings, Inc.	205,563	7,254,318

Tobacco - 0.1%

Universal Corp.#	45,850	2,419,046

Transactional Software - 0.4%

ACI Worldwide, Inc.†#	224,622	4,373,390
Solera Holdings, Inc.	135,830	8,280,197

		12,653,587

Transport-Equipment & Leasing - 0.2%

GATX Corp.#	90,893	6,023,479

Transport-Marine - 0.6%

Kirby Corp.†	112,502	13,420,364
Tidewater, Inc.#	97,815	4,975,849

		18,396,213

Transport-Rail - 0.3%

Genesee & Wyoming, Inc., Class A†	100,702	9,902,028

Transport-Truck - 1.1%

Con-way, Inc.#	112,640	5,772,800
J.B. Hunt Transport Services, Inc.#	180,572	13,642,214
Landstar System, Inc.#	88,749	6,022,951
Old Dominion Freight Line, Inc.†	137,792	9,186,593
Werner Enterprises, Inc.	89,814	2,236,369

		36,860,927

Veterinary Diagnostics - 0.2%

VCA, Inc.†#	174,334	7,104,110

Water - 0.3%

Aqua America, Inc.	349,566	8,742,646

Web Hosting/Design - 0.9%

Equinix, Inc.†#	105,019	22,921,447
Rackspace Hosting, Inc.†	230,001	7,958,035

		30,879,482

Web Portals/ISP - 0.2%

AOL, Inc.†#	157,819	6,820,937

Wire & Cable Products - 0.2%

Belden, Inc.	86,158	6,295,565

Wireless Equipment - 0.3%

InterDigital, Inc.	79,865	3,543,610
RF Micro Devices, Inc.†#	564,937	7,044,764

		10,588,374

X-Ray Equipment - 0.4%

Hologic, Inc.†#	545,530	13,567,331

Total Long-Term Investment Securities
(cost $2,158,527,550)		3,202,214,405

SHORT-TERM INVESTMENT SECURITIES - 17.5%
Registered Investment Companies - 16.4%

State Street Navigator Securities Lending Prime Portfolio(2)	535,136,244	535,136,244

U.S. Government Treasuries - 1.1%
United States Treasury Bills Disc. Notes
0.02% due 09/18/2014(1)	4,300,000	4,299,960
0.04% due 09/11/2014	30,000,000	29,999,708

		34,299,668

Total Short-Term Investment Securities
(cost $569,435,912)		569,435,912

REPURCHASE AGREEMENT - 0.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(3)
(cost $14,016,000)	$14,016,000	14,016,000

TOTAL INVESTMENTS
(cost $2,741,979,462)(4)	116.4%	3,785,666,317
Liabilities in excess of other assets	(16.4)	(532,841,029)

NET ASSETS	100.0%	$3,252,825,288

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	At August 31, 2014, the Fund had loaned securities with a total value of $589,257,138. This was secured by collateral of $535,136,244, which was received in cash and subsequently invested in short-term investments currently valued at $535,136,244 as reported in the portfolio of investments. Additional collateral of $65,233,649 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

			Value as of
Securities	Coupon Range	Maturity Date Range	August 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 11/15/2040	$4,721,155
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	48,036,082
Government National Mtg. Assoc.	2.75% to 4.00%	11/20/2038 to 11/16/2039	6,138,218
United States Treasury Bill	zero coupon	03/05/2015	621,140
United States Treasury Notes/Bonds	0.13% to 8.13%	10/31/2014 to 05/15/2043	5,717,054

(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2014	Unrealized Appreciation (Depreciation)

365	Long	S&P Mid Cap 400 E-mini Index	September 2014	$51,395,470	$52,454,150	$1,058,680

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Real Estate Investment Trusts	$291,038,346	$—	$—	$291,038,346
Other Industries*	2,911,176,059	—	—	2,911,176,059
Short-Term Investment Securities:
Registered Investment Companies	535,136,244	—	—	535,136,244
U.S. Government Treasuries	—	34,299,668	—	34,299,668
Repurchase Agreement	—	14,016,000	—	14,016,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	1,058,680	—	—	1,058,680

Total	$3,738,409,329	$48,315,668	$—	$3,786,724,997

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.1%
Advertising Services - 0.2%

Aimia, Inc.	37,694	$598,015

Aerospace/Defense - 1.5%

TransDigm Group, Inc.	24,566	4,618,162

Aerospace/Defense-Equipment - 0.6%

B/E Aerospace, Inc.†	23,330	1,976,984

Airlines - 0.9%

United Continental Holdings, Inc.†	59,740	2,844,221

Apparel Manufacturers - 1.7%

Carter’s, Inc.	26,814	2,219,663
Michael Kors Holdings, Ltd.†	19,642	1,573,717
Moncler SpA	89,768	1,407,151

		5,200,531

Applications Software - 1.3%

NetSuite, Inc.†#	16,529	1,448,601
ServiceNow, Inc.†	37,366	2,284,184
Tableau Software, Inc., Class A†	5,168	338,452

		4,071,237

Audio/Video Products - 0.6%

Harman International Industries, Inc.	16,675	1,918,959

Auto-Cars/Light Trucks - 2.5%

Tesla Motors, Inc.†#	29,280	7,896,816

Auto/Truck Parts & Equipment-Original - 1.3%

Delphi Automotive PLC	32,175	2,238,737
WABCO Holdings, Inc.†	18,530	1,912,296

		4,151,033

Banks-Commercial - 0.6%

First Republic Bank	37,765	1,846,709

Broadcast Services/Program - 0.6%

Scripps Networks Interactive, Inc., Class A	22,230	1,771,953

Building & Construction Products-Misc. - 0.6%

Armstrong World Industries, Inc.†	30,615	1,765,873

Building Products-Cement - 0.4%

Vulcan Materials Co.	22,100	1,400,698

Casino Hotels - 0.4%

Wynn Resorts, Ltd.	6,550	1,263,364

Chemicals-Specialty - 0.6%

International Flavors & Fragrances, Inc.	17,590	1,786,968

Coatings/Paint - 0.9%

Sherwin-Williams Co.	12,900	2,813,619

Coffee - 0.7%

Keurig Green Mountain, Inc.	16,302	2,173,383

Commercial Services - 1.1%

Edenred	114,396	3,392,511

Commercial Services-Finance - 3.0%

FleetCor Technologies, Inc.†	36,242	5,207,613
McGraw Hill Financial, Inc.	28,393	2,303,524
SEI Investments Co.	49,545	1,877,508

		9,388,645

Computer Aided Design - 0.5%

Aspen Technology, Inc.†	39,850	1,637,437

Computer Services - 1.6%

IHS, Inc., Class A†	34,419	4,903,675

Computers-Memory Devices - 0.4%

Western Digital Corp.	12,400	1,277,324

Computers-Other - 0.6%

3D Systems Corp.†#	16,647	890,781
Stratasys, Ltd.†#	9,053	1,085,998

		1,976,779

Consulting Services - 4.2%

Gartner, Inc.†	62,698	4,676,644
Qualicorp SA†	149,364	1,868,301
Towers Watson & Co., Class A	13,395	1,468,494
Verisk Analytics, Inc., Class A†	76,359	4,901,484

		12,914,923

Cruise Lines - 0.4%

Royal Caribbean Cruises, Ltd.	20,935	1,334,816

Data Processing/Management - 0.6%

Fidelity National Information Services, Inc.	30,910	1,754,143

Decision Support Software - 1.6%

MSCI, Inc.†	105,347	4,860,711

Diversified Manufacturing Operations - 2.2%

Colfax Corp.†	86,086	5,475,930
ITT Corp.	26,565	1,271,401

		6,747,331

E-Commerce/Products - 1.2%

ASOS PLC†	11,827	556,248
MercadoLibre, Inc.#	10,511	1,208,135
zulily, Inc., Class A†#	56,869	1,865,303

		3,629,686

E-Commerce/Services - 1.6%

Ctrip.com International, Ltd. ADR†	32,494	2,085,140
Groupon, Inc.†#	151,328	1,029,030
TripAdvisor, Inc.†	17,878	1,771,531

		4,885,701

Electric Products-Misc. - 0.9%

AMETEK, Inc.	52,050	2,755,527

Electronic Components-Semiconductors - 1.1%

Avago Technologies, Ltd.	23,900	1,961,951
Microchip Technology, Inc.#	30,415	1,485,164

		3,447,115

Energy-Alternate Sources - 0.3%

SolarCity Corp.†#	12,525	860,217

Enterprise Software/Service - 2.0%

Workday, Inc., Class A†	66,810	6,084,387

Food-Confectionery - 0.9%

Hershey Co.	28,960	2,647,523

Food-Misc./Diversified - 1.7%

Hain Celestial Group, Inc.†	15,310	1,505,891
McCormick & Co., Inc.	53,875	3,754,549

		5,260,440

Footwear & Related Apparel - 0.5%

Deckers Outdoor Corp.†	17,995	1,659,859

Hazardous Waste Disposal - 0.7%

Stericycle, Inc.†	17,665	2,099,485

Home Decoration Products - 0.8%

Newell Rubbermaid, Inc.	71,335	2,391,149

Hotel/Motels - 0.7%

Starwood Hotels & Resorts Worldwide, Inc.	24,725	2,090,252

Human Resources - 0.5%

Team Health Holdings, Inc.†	26,795	1,568,043

Industrial Gases - 0.5%

Airgas, Inc.	12,975	1,432,181

Instruments-Scientific - 0.5%

PerkinElmer, Inc.	31,665	1,420,175

Insurance-Property/Casualty - 2.4%

Arch Capital Group, Ltd.†	67,061	3,727,250
Progressive Corp.	147,893	3,700,283

		7,427,533

Internet Application Software - 2.3%

Splunk, Inc.†	118,578	6,397,283
Zynga, Inc., Class A†	235,826	682,716

		7,079,999

Internet Content-Entertainment - 4.2%

Pandora Media, Inc.†	77,027	2,082,810
Twitter, Inc.†	184,044	9,156,189
Youku Tudou, Inc. ADR†#	85,873	1,700,285

		12,939,284

Internet Content-Information/News - 3.6%

LinkedIn Corp., Class A†	39,971	9,023,453
Yelp, Inc.†	26,395	2,175,476

		11,198,929

Internet Incubators - 0.5%

HomeAway, Inc.†	46,160	1,532,512

Internet Security - 1.6%

FireEye, Inc.†#	100,687	3,135,393
Qihoo 360 Technology Co., Ltd. ADR†	21,405	1,880,001

		5,015,394

Investment Management/Advisor Services - 0.5%

Ameriprise Financial, Inc.	13,070	1,643,683

Medical Information Systems - 2.1%

athenahealth, Inc.†#	44,424	6,416,603

Medical Instruments - 3.1%

Boston Scientific Corp.†	113,775	1,442,667
Intuitive Surgical, Inc.†	17,106	8,039,991

		9,482,658

Medical Products - 0.6%

Cooper Cos., Inc.	11,735	1,913,157

Medical-Biomedical/Gene - 5.2%

Alnylam Pharmaceuticals, Inc.†	9,105	634,345
Illumina, Inc.†	65,274	11,707,545
Incyte Corp.†	13,650	739,830
Intercept Pharmaceuticals, Inc.†	1,214	351,720
Seattle Genetics, Inc.†#	10,918	480,501
Vertex Pharmaceuticals, Inc.†	23,445	2,193,749

		16,107,690

Medical-Drugs - 4.0%

Endo International PLC†	104,011	6,626,541
Ironwood Pharmaceuticals, Inc.†	86,092	1,114,031
Quintiles Transnational Holdings, Inc.†	30,395	1,705,767
Salix Pharmaceuticals, Ltd.†	11,895	1,892,613
Zoetis, Inc.	31,464	1,115,084

		12,454,036

Medical-Wholesale Drug Distribution - 0.7%

Cardinal Health, Inc.	28,580	2,106,346

Metal-Diversified - 0.6%

Constellium NV, Class A†	68,080	1,938,918

Networking Products - 1.1%

Palo Alto Networks, Inc.†	40,693	3,458,498

Oil & Gas Drilling - 0.4%

Patterson-UTI Energy, Inc.	35,535	1,227,379

Oil Companies-Exploration & Production - 1.8%

Concho Resources, Inc.†	15,325	2,176,763
Range Resources Corp.	21,919	1,722,614
Whiting Petroleum Corp.†	18,175	1,684,096

		5,583,473

Oil-Field Services - 0.6%

Weatherford International PLC†	80,535	1,907,874

Patient Monitoring Equipment - 0.3%

Insulet Corp.†	23,185	837,210

Publishing-Periodicals - 0.6%

Nielsen NV	36,915	1,734,636

Real Estate Management/Services - 0.7%

CBRE Group, Inc., Class A†	63,715	2,024,863

Retail-Apparel/Shoe - 0.5%

Kate Spade & Co.†	50,810	1,643,195

Retail-Auto Parts - 0.8%

Advance Auto Parts, Inc.	18,560	2,531,955

Retail-Discount - 1.8%

Dollar Tree, Inc.†	103,275	5,538,122

Retail-Gardening Products - 0.7%

Tractor Supply Co.	34,340	2,299,063

Retail-Restaurants - 2.3%

Chipotle Mexican Grill, Inc.†	2,710	1,839,142
Dunkin’ Brands Group, Inc.	40,048	1,743,690
Panera Bread Co., Class A†	23,729	3,557,926

		7,140,758

Semiconductor Components-Integrated Circuits - 0.9%

Atmel Corp.†	175,335	1,553,468
NXP Semiconductor NV†	20,370	1,395,753

		2,949,221

Semiconductor Equipment - 0.4%

Lam Research Corp.	17,715	1,273,886

Television - 0.5%

AMC Networks, Inc., Class A†	26,665	1,668,562

Therapeutics - 0.2%

Pharmacyclics, Inc.†	4,699	584,509

Transactional Software - 1.3%

Solera Holdings, Inc.	67,608	4,121,384

Transport-Rail - 0.6%

Genesee & Wyoming, Inc., Class A†	17,550	1,725,692

Transport-Truck - 0.5%

Swift Transportation Co.†	68,740	1,455,913

Vitamins & Nutrition Products - 2.1%

Mead Johnson Nutrition Co.	67,365	6,440,094

Web Hosting/Design - 0.5%

Equinix, Inc.†	7,750	1,691,515

Web Portals/ISP - 0.5%

Dropbox, Inc.†(1)(2)(3)	89,561	1,459,632

Wireless Equipment - 1.1%

Motorola Solutions, Inc.	55,399	3,290,701

Total Common Stocks
(cost $242,220,365)		300,363,437

CONVERTIBLE PREFERRED SECURITIES - 1.0%
Auto-Cars/Light Trucks - 0.0%

Better Place LLC Series B†(1)(2)(3)	314,973	0

Data Processing/Management - 0.3%

Palantir Technologies, Inc. Series G†(1)(2)(3)	89,856	546,325
Palantir Technologies, Inc. Series H†(1)(2)(3)	24,065	146,315
Palantir Technologies, Inc. Series H-1†(1)(2)(3)	24,065	146,315

		838,955

E-Commerce/Products - 0.3%

Flipkart Online Services Pvt., Ltd. Series D†(1)(2)(3)	13,407	967,315
Peixe Urbano, Inc. Series C†(1)(2)(3)	14,214	284

		967,599

Web Hosting/Design - 0.4%

AirBNB, Inc. Series D†(1)(2)(3)	29,418	1,197,696

Web Portals/ISP - 0.0%

Dropbox, Inc. Series A†(1)(2)(3)	8,758	146,271

Total Convertible Preferred Securities
(cost $3,283,962)		3,150,521

Total Long-Term Investment Securities
(cost $245,504,327)		303,513,958

SHORT-TERM INVESTMENT SECURITIES - 7.9%
Registered Investment Companies - 6.6%

State Street Navigator Securities Lending Prime Portfolio(4)	20,357,051	20,357,051

Time Deposits - 1.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/14	$4,238,000	4,238,000

Total Short-Term Investment Securities
(cost $24,595,051)		24,595,051

TOTAL INVESTMENTS
(cost $270,099,378)(5)	106.0%	328,109,009
Liabilities in excess of other assets	(6.0)	(18,701,385)

NET ASSETS	100.0%	$309,407,624

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At August 31, 2014, the aggregate value of these securities was $4,613,437 representing 1.5% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2014, the Mid Cap Strategic Growth Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc.	05/01/2012	89,561	$810,680	$1,459,632	$16.30	0.47%

Convertible Preferred Securities
AirBNB, Inc.	04/16/2014	29,418	1,197,696	1,197,696	40.71	0.39
Series D
Better Place LLC	01/25/2010	262,477	787,431
Series B	11/30/2011	52,496	—

		314,973	787,431	0	0.00	0.00

Dropbox, Inc.	05/25/2012	8,758	79,351	146,271	16.70	0.05
Series A
Flipkart Online Services Pvt., Ltd.	10/04/2013	13,407	307,650	967,315	72.15	0.31
Series D
Palantir Technologies, Inc.	07/19/2012	89,856	274,959	546,325	6.08	0.18
Series G
Palantir Technologies, Inc.	10/25/2013	24,065	84,468	146,315	6.08	0.05
Series H
Palantir Technologies, Inc.	10/25/2013	24,065	84,468	146,315	6.08	0.05
Series H-1
Peixe Urbano, Inc.	12/02/2011	14,214	467,938	284	0.02	0.00
Series C

				$4,610,153		1.50%

(4)	At August 31, 2014, the Fund had loaned securities with a total value of $20,189,807. This was secured by collateral of $20,357,051, which was received in cash and subsequently invested in short-term investments currently valued at $20,357,051 as reported in the portfolio of investments. Additional collateral of $217 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2014
United States Treasury Notes/Bonds	0.25% to 3.13%	10/15/2015 to 05/15/2043	$217

(5)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Medical-Biomedical/Gene	$16,107,690	$—	$—	$16,107,690
Web Portals/ISP	—	—	1,459,632	1,459,632
Other Industries*	282,796,115	—	—	282,796,115
Convertible Preferred Securities	—	—	3,150,521	3,150,521
Short-Term Investment Securities:
Registered Investment Companies	20,357,051	—	—	20,357,051
Time Deposits	—	4,238,000	—	4,238,000

Total	$319,260,856	$4,238,000	$4,610,153	$328,109,009

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2014	$1,556,394	$2,719,036
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	443,501
Change in unrealized depreciation(1)	(96,762)	(12,016)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 08/31/2014	$1,459,632	$3,150,521

(1)	The total change in unrealized appreciation (depreciation) included in the operations attributable to level 3 investments still held at August 31, 2014 includes:

Common Stock	Convertible Preferred Stock
$(96,762)	$431,485

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 8/31/14	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stock	$1,459,632	Market Approach	Transaction Price*	$19.1012
		with Option Pricng	Enterprise Vale/Revenue Multiple*	13.31x-19.00x(15.47x)
		Method (“OPM”) and	Discount for Lack of Marketability	10.0% - 15.0% (12.5%)
		Income Approach	OPM assumptions:
			Volatility*	45.0%
			Term to liquidity event in years*	1.0
			Risk-free rate*	0.1%
			Weighted Average Cost of Capital	17.0%
			Perpetual Growth Rate*	3.0%
Convertible Preferred Securities	$2,165,011	Market Approach	Transaction Price*	$40.7130-$72.1500 ($56.4315)
	$284	Cost Approach	Net Tangible Assets*	$0.000-$0.020 ($0.010)
	$985,226	Market Approach and	Transaction Price*	$6.1300 -$19.1012 ($12.6156)
		Income Approach	Enterprise Value/Revenue Multiple*	12.00x-19.00x (15.03x)
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 98.0%
Certificates of Deposit - 28.2%

Chase Bank USA NA FRS 0.26% due 04/24/2015	$7,400,000	$7,400,000
Deutsche Bank AG NY FRS 0.54% due 03/27/2015	8,750,000	8,750,000
Lloyds Bank PLC NY 0.07% due 09/03/2014	9,000,000	9,000,000
Nordea Bank Finland PLC NY 0.21% due 09/05/2014	7,220,000	7,220,000
Rabobank Nederland NV NY FRS 0.29% due 05/06/2015	7,700,000	7,700,000
Rabobank Nederland NY FRS 0.31% due 08/12/2015	7,250,000	7,252,342
Royal Bank of Canada NY FRS 0.23% due 06/10/2015	7,250,000	7,250,000
Royal Bank of Canada NY FRS 0.24% due 03/27/2015	750,000	750,041
Royal Bank of Canada NY FRS 0.32% due 10/04/2018(1)	7,700,000	7,700,000
Svenska Handelsbanken NY 0.18% due 09/08/2014	7,350,000	7,350,007
Svenska Handelsbanken NY FRS 0.40% due 11/17/2014	8,000,000	8,002,941
UBS AG Stamford CT FRS 0.24% due 10/24/2014	8,500,000	8,500,000
Wells Fargo Bank NA FRS 0.21% due 12/01/2014	7,100,000	7,100,000
Wells Fargo Bank NA FRS 0.23% due 02/04/2015	8,610,000	8,610,000

Total Certificates of Deposit
(amortized cost $102,585,331)		102,585,331

Commercial Paper - 15.3%

BNP Paribas Finance, Inc. 0.08% due 09/03/2014	7,600,000	7,599,966
BNP Paribas Finance, Inc. 0.08% due 09/04/2014	9,000,000	8,999,940
Credit Agricole North America, Inc. 0.09% due 09/03/2014	16,500,000	16,499,918
Lloyds Bank PLC 0.06% due 09/11/2014	7,600,000	7,599,873
Nordea Bank AB 0.21% due 09/09/2014*	7,220,000	7,219,663
State Street Corp. 0.20% due 01/05/2015	7,550,000	7,544,715

Total Commercial Paper
(amortized cost $55,464,075)		55,464,075

U.S. Corporate Bonds & Notes - 7.4%

Bank of America NA 0.21% due 10/14/2014	7,250,000	7,250,000
Bank of America NA 0.25% due 12/01/2014	7,650,000	7,650,000
General Electric Capital Corp. FRS 0.49% due 09/15/2014	500,000	500,059
General Electric Capital Corp. 2.15% due 01/09/2015	5,750,000	5,788,210
JPMorgan Chase Bank NA FRS 0.35% due 03/07/2019(1)	5,900,000	5,900,000

Total U.S. Corporate Bonds & Notes
(amortized cost $27,088,269)		27,088,269

U.S. Government Agencies - 35.2%

Federal Farm Credit Bank
0.08% due 11/25/2014	2,500,000	2,499,528
0.08% due 03/09/2015 FRS	5,250,000	5,249,706
0.09% due 01/08/2015	4,750,000	4,748,468
0.10% due 03/30/2015 FRS	6,000,000	5,999,828
0.13% due 02/23/2015 FRS	6,700,000	6,699,822
0.17% due 10/24/2014 FRS	1,620,000	1,620,187
0.28% due 10/14/2014 FRS	3,000,000	3,000,642
Federal Home Loan Bank
0.05% due 09/24/2014	14,000,000	13,999,597
0.05% due 09/26/2014	3,000,000	2,999,906
0.06% due 10/10/2014	7,500,000	7,499,513
0.07% due 10/03/2014	3,708,000	3,707,786
0.07% due 10/15/2014	7,250,000	7,249,380
0.10% due 02/03/2015 FRS	5,750,000	5,750,049
0.11% due 02/17/2015	3,750,000	3,748,064
0.11% due 02/23/2015 FRS	2,800,000	2,799,929
0.12% due 03/25/2015	3,250,000	3,247,779
0.12% due 04/10/2015	2,700,000	2,698,011
0.15% due 09/16/2014	3,750,000	3,749,766
0.17% due 07/31/2015	2,750,000	2,745,676
Federal Home Loan Mtg. Corp.
0.06% due 10/17/2014	7,650,000	7,649,413
0.14% due 01/26/2015	2,750,000	2,748,484
Federal National Mtg. Assoc.
0.08% due 11/05/2014	11,500,000	11,498,443
0.13% due 02/27/2015 FRS	5,000,000	5,000,656
0.14% due 06/01/2015	5,150,000	5,144,532
0.37% due 10/27/2014 FRS	6,000,000	6,002,986

Total U.S. Government Agencies
(amortized cost $128,058,151)		128,058,151

U.S. Government Treasuries - 11.9%

United States Treasury Bills
Disc. Notes
0.02% due 09/04/2014	15,000,000	14,999,975
0.03% due 09/11/2014	16,000,000	15,999,844
0.04% due 09/18/2014	12,250,000	12,249,798

Total U.S. Government Treasuries
(amortized cost $43,249,617)		43,249,617

Total Short-Term Investment Securities - 98.0%
(amortized cost $356,445,443)		356,445,443

REPURCHASE AGREEMENT - 2.1%

State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $7,803,000)	7,803,000	7,803,000

TOTAL INVESTMENTS -
(amortized cost $364,248,443)(3)	100.1%	364,248,443
Liabilities in excess of other assets	(0.1)	(459,851)

NET ASSETS	100.0%	$363,788,592

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2014, the aggregate value of these securities was $7,219,663 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security’s effective maturity date is less than one year.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.
FRS -	Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

U.S. Government Agencies	35.2%
Foreign Bank	19.7
Money Center Banks	14.7
U.S. Government Treasuries	11.9
Commercial Banks-Canadian	4.3
Domestic Bank	4.3
Super-Regional Banks-US	4.1
Commercial Banks	2.1
Repurchase Agreement	2.1
Finance	1.7

100.1%

*	Calculated as a percentage of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Certificates of Deposit	$—	$102,585,331	$—	$102,585,331
Commercial Paper	—	55,464,075	—	55,464,075
U.S. Corporate Bonds & Notes	—	27,088,269	—	27,088,269
U.S. Government Agencies	—	128,058,151	—	128,058,151
U.S. Government Treasuries	—	43,249,617	—	43,249,617
Repurchase Agreement	—	7,803,000	—	7,803,000

Total	$—	$364,248,443	$—	$364,248,443

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 93.7%
Applications Software - 8.7%

Check Point Software Technologies, Ltd.†#	11,167	$793,080
Citrix Systems, Inc.†#	9,591	673,864
Intuit, Inc.#	16,616	1,382,119
Microsoft Corp.	483,474	21,964,224

		24,813,287

Auto-Cars/Light Trucks - 0.7%

Tesla Motors, Inc.†#	7,263	1,958,831

Auto-Heavy Duty Trucks - 0.5%

PACCAR, Inc.#	20,760	1,303,936

Beverages-Non-alcoholic - 0.3%

Monster Beverage Corp.†#	9,779	864,561

Broadcast Services/Program - 0.3%

Discovery Communications, Inc., Class A†#	8,639	377,697
Discovery Communications, Inc., Class C†#	8,639	371,218

		748,915

Cable/Satellite TV - 4.1%

Charter Communications, Inc., Class A†#	6,334	993,615
Comcast Corp., Class A#	125,621	6,875,237
DIRECTV†	29,395	2,541,198
DISH Network Corp., Class A†#	12,910	836,697
Liberty Global PLC, Class A†#	12,559	548,451

		11,795,198

Casino Hotels - 0.4%

Wynn Resorts, Ltd.#	5,926	1,143,007

Cellular Telecom - 0.4%

Vodafone Group PLC ADR	30,373	1,043,009

Chemicals-Specialty - 0.3%

Sigma-Aldrich Corp.#	6,956	723,424

Coffee - 0.4%

Keurig Green Mountain, Inc.#	9,525	1,269,873

Commercial Services-Finance - 0.8%

Automatic Data Processing, Inc.#	28,217	2,355,555

Computer Aided Design - 0.3%

Autodesk, Inc.†	13,314	714,163

Computer Services - 0.6%

Cognizant Technology Solutions Corp., Class A†	35,612	1,628,537

Computer Software - 0.2%

Akamai Technologies, Inc.†#	10,418	629,456

Computers - 12.7%

Apple, Inc.	352,910	36,173,275

Computers-Memory Devices - 1.7%

NetApp, Inc.#	19,389	817,440
SanDisk Corp.#	13,240	1,296,990
Seagate Technology PLC#	19,113	1,196,092
Western Digital Corp.#	13,758	1,417,212

		4,727,734

Consulting Services - 0.2%

Verisk Analytics, Inc., Class A†	9,739	625,146

Data Processing/Management - 0.6%

Fiserv, Inc.†#	14,587	940,424
Paychex, Inc.#	21,289	886,687

		1,827,111

Distribution/Wholesale - 0.3%

Fastenal Co.#	17,362	786,151

E-Commerce/Products - 4.6%

Amazon.com, Inc.†	26,933	9,131,364
eBay, Inc.†	74,176	4,116,768

		13,248,132

E-Commerce/Services - 2.7%

Expedia, Inc.#	6,850	588,415
Liberty Interactive Corp., Class A†	27,037	798,132
Netflix, Inc.†#	3,509	1,676,039
Priceline Group, Inc.†#	3,069	3,818,787
TripAdvisor, Inc.†#	7,600	753,084

		7,634,457

Electronic Components-Misc. - 0.2%

Garmin, Ltd.#	11,401	619,416

Electronic Components-Semiconductors - 6.9%

Altera Corp.#	18,335	647,959
Avago Technologies, Ltd.	14,622	1,200,320
Broadcom Corp., Class A#	31,313	1,233,106
Intel Corp.#	291,357	10,174,186
Micron Technology, Inc.†#	62,648	2,042,325
NVIDIA Corp.#	32,657	635,179
Texas Instruments, Inc.	63,173	3,043,675
Xilinx, Inc.	15,703	663,452

		19,640,202

Electronic Forms - 0.7%

Adobe Systems, Inc.†	29,132	2,094,591

Enterprise Software/Service - 0.3%

CA, Inc.	25,925	732,122

Entertainment Software - 0.3%

Activision Blizzard, Inc.	41,891	986,114

Food-Misc./Diversified - 2.0%

Kraft Foods Group, Inc.#	34,842	2,052,194
Mondelez International, Inc., Class A	99,000	3,582,810

		5,635,004

Food-Retail - 0.3%

Whole Foods Market, Inc.#	21,514	842,058

Hazardous Waste Disposal - 0.2%

Stericycle, Inc.†	4,957	589,139

Hotel/Motels - 0.4%

Marriott International, Inc., Class A#	17,135	1,189,169

Internet Content-Entertainment - 3.1%

Facebook, Inc., Class A†	116,691	8,730,821

Internet Infrastructure Software - 0.2%

F5 Networks, Inc.†#	4,432	550,410

Internet Security - 0.3%

Symantec Corp.	40,484	982,952

Medical Information Systems - 0.4%

Cerner Corp.†#	20,097	1,158,793

Medical Instruments - 0.4%

Intuitive Surgical, Inc.†	2,248	1,056,583

Medical Products - 0.2%

Henry Schein, Inc.†#	4,996	597,971

Medical-Biomedical/Gene - 11.1%

Alexion Pharmaceuticals, Inc.†	11,577	1,959,870
Amgen, Inc.#	44,308	6,175,649
Biogen Idec, Inc.†	13,883	4,762,424

Celgene Corp.†#	46,872	4,453,778
Gilead Sciences, Inc.†#	89,882	9,669,506
Illumina, Inc.†#	7,515	1,347,890
Regeneron Pharmaceuticals, Inc.†#	5,787	2,028,459
Vertex Pharmaceuticals, Inc.†#	13,824	1,293,512

		31,691,088

Medical-Generic Drugs - 0.4%

Mylan, Inc.†#	21,874	1,063,076

Multimedia - 1.7%

Twenty-First Century Fox, Inc., Class A	83,570	2,960,050
Viacom, Inc., Class B	22,174	1,799,420

		4,759,470

Networking Products - 2.6%

Cisco Systems, Inc.	299,826	7,492,652

Pharmacy Services - 1.4%

Catamaran Corp.†	12,107	570,482
Express Scripts Holding Co.†#	45,277	3,347,329

		3,917,811

Radio - 0.5%

Sirius XM Holdings, Inc.†#	353,151	1,281,938

Retail-Apparel/Shoe - 0.3%

Ross Stores, Inc.#	12,432	937,621

Retail-Auto Parts - 0.3%

O’Reilly Automotive, Inc.†#	6,209	968,480

Retail-Bedding - 0.3%

Bed Bath & Beyond, Inc.†#	11,941	767,329

Retail-Discount - 1.3%

Costco Wholesale Corp.	25,746	3,117,326
Dollar Tree, Inc.†	12,105	649,130

		3,766,456

Retail-Gardening Products - 0.2%

Tractor Supply Co.#	8,106	542,697

Retail-Office Supplies - 0.2%

Staples, Inc.#	37,846	442,041

Retail-Restaurants - 1.2%

Starbucks Corp.#	44,061	3,428,386

Semiconductor Components-Integrated Circuits - 3.7%

Analog Devices, Inc.	18,387	939,943
Linear Technology Corp.#	13,845	624,548
Maxim Integrated Products, Inc.	16,547	511,137
NXP Semiconductor NV†	14,735	1,009,642
QUALCOMM, Inc.	98,790	7,517,919

		10,603,189

Semiconductor Equipment - 0.8%

Applied Materials, Inc.#	71,253	1,646,301
KLA-Tencor Corp.#	9,706	741,732

		2,388,033

Telecom Services - 0.3%

VimpelCom, Ltd. ADR	96,695	823,841

Television - 0.3%

Liberty Media Corp., Class A†	6,113	300,943
Liberty Media Corp., Class C†	12,226	592,594

		893,537

Toys - 0.2%

Mattel, Inc.#	19,856	684,833

Transport-Services - 0.4%

C.H. Robinson Worldwide, Inc.#	8,687	592,975
Expeditors International of Washington, Inc.#	11,552	477,097

		1,070,072

Web Hosting/Design - 0.2%

Equinix, Inc.†#	2,915	636,228

Web Portals/ISP - 9.3%

Baidu, Inc. ADR†	16,172	3,469,218
Google, Inc., Class A†	16,486	9,600,787
Google, Inc., Class C†	19,739	11,282,812
Yahoo!, Inc.†	58,927	2,269,279

		26,622,096

Wireless Equipment - 0.3%

SBA Communications Corp., Class A†#	7,539	831,476

Total Long-Term Investment Securities
(cost $133,767,291)		267,031,453

SHORT-TERM INVESTMENT SECURITIES - 20.8%
Registered Investment Companies - 20.5%

State Street Navigator Securities Lending Prime Portfolio(1)	58,528,057	58,528,057

U.S. Government Treasuries - 0.3%

United States Treasury Bills Disc. Notes 0.01% due 09/18/14(4)	$750,000	749,993

Total Short-Term Investment Securities
(cost $59,278,050)		59,278,050

REPURCHASE AGREEMENT - 6.0%

State Street Bank and Trust Co. Joint Repurchase Agreement (cost $17,087,000)(2)	17,087,000	17,087,000

TOTAL INVESTMENTS
(cost $210,132,341)(3)	120.5%	343,396,503
Liabilities in excess of other assets	(20.5)	(58,367,402)

NET ASSETS	100.0%	$285,029,101

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $61,503,342. This was secured by collateral of $58,528,057, which was received in cash and subsequently invested in short-term investments currently valued at $58,528,057 as reported in the portfolio of investments. Additional collateral of $4,224,005 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 11/15/2040	$80,312
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	817,150
Government National Mtg. Assoc.	2.75% to 4.00%	11/20/2038 to 11/16/2039	104,418
United States Treasury Bills	zero coupon	12/11/2014 to 03/05/2015	61,650
United States Treasury Notes/Bonds	zero coupon to 6.00%	09/30/2014 to 02/15/2044	3,160,475

(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2014	Unrealized Appreciation (Depreciation)

215	Long	Nasdaq 100® E-Mini Index	September 2014	$16,592,053	$17,552,600	$960,547

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Applications Software	$24,813,287	$—	$—	$24,813,287
Computers	36,173,275	—	—	36,173,275
Electronic Components-Semiconductors	19,640,202	—	—	19,640,202
Medical-Biomedical/Gene	31,691,088	—	—	31,691,088
Web Portals/ISP	26,622,096	—	—	26,622,096
Other Industries*	128,091,505	—	—	128,091,505
Short-Term Investment Securities:
Registered Investment Companies	58,528,057	—	—	58,528,057
U.S. Government Treasuries	—	749,993	—	749,993
Repurchase Agreement	—	17,087,000	—	17,087,000
Other Financial Instruments:†
Open Futures Contracts-Appreciation	960,547	—	—	960,547

Total	$326,520,057	$17,836,993	$—	$344,357,050

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.7%
Advanced Materials - 0.0%

STR Holdings, Inc.†#	274,600	$392,678

Aerospace/Defense - 0.4%

Boeing Co.	31,000	3,930,800

Appliances - 0.2%

iRobot Corp.†#	74,400	2,412,792

Applications Software - 9.5%

Check Point Software Technologies, Ltd.†#	69,700	4,950,094
Intuit, Inc.	54,820	4,559,928
Microsoft Corp.	1,240,510	56,356,369
NetSuite, Inc.†#	20,500	1,796,620
Red Hat, Inc.†	227,742	13,874,043
salesforce.com, Inc.†	43,235	2,554,756
ServiceNow, Inc.†	172,825	10,564,792

		94,656,602

Audio/Video Products - 0.4%

Harman International Industries, Inc.	36,960	4,253,357

Auto-Cars/Light Trucks - 1.8%

Tesla Motors, Inc.†#	66,550	17,948,535

Cable/Satellite TV - 0.6%

Liberty Global PLC, Class C†	138,200	5,794,726

Cellular Telecom - 0.8%

China Unicom Hong Kong, Ltd.	1,238,000	2,207,619
T-Mobile US, Inc.†	199,400	5,997,952

		8,205,571

Commercial Services - 0.4%

Quanta Services, Inc.†	106,375	3,865,668

Commercial Services-Finance - 3.0%

Alliance Data Systems Corp.†	32,963	8,723,328
Automatic Data Processing, Inc.	45,105	3,765,365
Cardtronics, Inc.†	41,115	1,459,583
Equifax, Inc.	48,940	3,854,514
Euronet Worldwide, Inc.†	26,700	1,423,110
EVERTEC, Inc.	49,785	1,146,549
Heartland Payment Systems, Inc.#	93,398	4,461,622
MasterCard, Inc., Class A	45,110	3,419,789
WEX, Inc.†	11,907	1,353,231
Xoom Corp.†	24,925	569,786

		30,176,877

Communications Software - 0.1%

Mavenir Systems, Inc.†	87,468	983,140

Computer Aided Design - 1.5%

Aspen Technology, Inc.†	111,775	4,592,835
Autodesk, Inc.†	197,400	10,588,536

		15,181,371

Computer Graphics - 0.1%

Atlassian Class A†(1)(2)(3)	3,707	59,312
Atlassian Class A FDR†(1)(2)(3)	2,554	40,864
Atlassian Series 1†(1)(2)(3)	6,508	104,128
Atlassian Series 2†(1)(2)(3)	17,424	278,784

		483,088

Computer Services - 2.2%

Accenture PLC, Class A	119,358	9,675,160
AtoS	13,601	1,037,592
Cognizant Technology Solutions Corp., Class A†	162,934	7,450,972
Computer Sciences Corp.	47,675	2,850,488
FleetMatics Group PLC†#	34,200	1,122,444

		22,136,656

Computer Software - 0.9%

Akamai Technologies, Inc.†	149,280	9,019,498

Computers - 9.7%

Advantech Co., Ltd.†	419,000	3,932,002
Apple, Inc.	693,210	71,054,025
Hewlett-Packard Co.	448,305	17,035,590
Lenovo Group, Ltd.#	3,192,610	4,877,453

		96,899,070

Computers-Memory Devices - 5.6%

EMC Corp.	191,220	5,646,727
Nimble Storage, Inc.†#	33,200	897,728
SanDisk Corp.	135,385	13,262,314
Seagate Technology PLC	136,510	8,542,796
TDK Corp.	29,400	1,463,713
Western Digital Corp.	250,685	25,823,062

		55,636,340

Computers-Other - 1.0%

Stratasys, Ltd.†#	86,145	10,333,954

Consulting Services - 0.6%

Genpact, Ltd.†	182,607	3,177,362
Huron Consulting Group, Inc.†	48,855	2,954,750

		6,132,112

Data Processing/Management - 0.2%

Fiserv, Inc.†	36,385	2,345,741

Decision Support Software - 0.1%

Interactive Intelligence Group, Inc.†	31,300	1,339,953

Distribution/Wholesale - 0.3%

Arrow Electronics, Inc.†	43,575	2,712,544

E-Commerce/Products - 4.6%

Amazon.com, Inc.†	106,170	35,995,877
eBay, Inc.†	98,190	5,449,545
JD.com, Inc. ADR†#	25,208	804,639
MercadoLibre, Inc.#	15,800	1,816,052
Vipshop Holdings, Ltd. ADR†#	8,900	1,750,007

		45,816,120

E-Commerce/Services - 3.5%

Angie’s List, Inc.†#	202,032	1,549,585
Coupons.com, Inc.†#	5,300	80,984
Coupons.com, Inc.†(2)(3)(4)	43,525	631,809
Ctrip.com International, Ltd. ADR†	69,500	4,459,815
GrubHub, Inc.†#	5,500	211,420
GrubHub, Inc.†(2)(3)(4)	13,663	498,945
Netflix, Inc.†	13,980	6,677,407
Priceline Group, Inc.†	16,141	20,084,408
QIWI PLC ADR	26,095	973,083

		35,167,456

E-Services/Consulting - 0.4%

CDW Corp.	119,380	3,944,315

Electric Products-Misc. - 0.6%

Mobileye NV†	11,800	509,996
Nidec Corp.	90,000	5,737,614

		6,247,610

Electronic Components-Misc. - 0.9%

AAC Technologies Holdings, Inc.#	597,000	3,890,104
Flextronics International, Ltd.†	172,695	1,906,553
Murata Manufacturing Co., Ltd.	13,300	1,269,856
NEC Corp.#	466,000	1,657,167
Omron Corp.	10,000	432,986

		9,156,666

Electronic Components-Semiconductors - 10.9%

Altera Corp.	292,600	10,340,484
ARM Holdings PLC	95,477	1,539,095
ARM Holdings PLC ADR	102,600	4,979,178
Avago Technologies, Ltd.	122,660	10,069,159
Broadcom Corp., Class A	62,890	2,476,608
First Solar, Inc.†	15,900	1,107,912
Freescale Semiconductor, Ltd.†#	250,150	5,265,657
Intel Corp.	490,160	17,116,387
International Rectifier Corp.†	20,135	793,319
IPG Photonics Corp.†#	56,200	3,859,816
MediaTek, Inc.	510,000	8,522,608
Mellanox Technologies, Ltd.†#	47,500	1,985,025
Micron Technology, Inc.†	449,845	14,664,947
ON Semiconductor Corp.†	226,200	2,207,712
Semtech Corp.†	107,000	2,787,885
Silicon Laboratories, Inc.†	29,550	1,339,502
SK Hynix, Inc.†	205,955	9,221,714
Skyworks Solutions, Inc.	130,320	7,383,931
SunEdison Semiconductor, Ltd.†	31,300	525,840
Texas Instruments, Inc.	53,775	2,590,880

		108,777,659

Electronic Design Automation - 0.1%

Cadence Design Systems, Inc.†	51,445	907,490

Electronic Forms - 0.4%

Adobe Systems, Inc.†	60,785	4,370,441

Electronic Measurement Instruments - 0.9%

Agilent Technologies, Inc.	72,400	4,138,384
Keyence Corp.	900	385,146
National Instruments Corp.	101,400	3,361,410
Trimble Navigation, Ltd.†	37,100	1,233,946

		9,118,886

Enterprise Software/Service - 1.6%

Concur Technologies, Inc.†#	10,300	1,033,914
Informatica Corp.†	11,365	387,035
OPOWER, Inc.†#	4,100	64,124
Oracle Corp.	204,135	8,477,727
Veeva Systems, Inc., Class A†#	189,200	5,670,324

		15,633,124

Entertainment Software - 1.0%

Activision Blizzard, Inc.	430,080	10,124,083

Finance-Credit Card - 2.0%

Visa, Inc., Class A	92,091	19,571,179

Finance-Other Services - 0.0%

WageWorks, Inc.†	9,185	378,973

Internet Application Software - 0.7%

RealNetworks, Inc.†	17,619	135,666
Tencent Holdings, Ltd.	420,600	6,865,233

		7,000,899

Internet Content-Entertainment - 3.4%

Facebook, Inc., Class A†	378,873	28,347,278
NetEase, Inc. ADR	28,925	2,546,557
Renren, Inc. ADR†#	1,156	3,861
Twitter, Inc.†	53,380	2,655,655
Youku.com, Inc. Class A†(1)(2)(3)	16	17

		33,553,368

Internet Content-Information/News - 1.9%

LinkedIn Corp., Class A†	46,300	10,452,225
M3, Inc.#	237,400	4,150,421
Yelp, Inc.†	56,250	4,636,125

		19,238,771

Internet Incubators - 0.5%

HomeAway, Inc.†	137,300	4,558,360

Internet Infrastructure Software - 1.2%

F5 Networks, Inc.†	100,420	12,471,160

Internet Security - 1.1%

FireEye, Inc.†	72,495	2,257,494
Qihoo 360 Technology Co., Ltd. ADR†	22,430	1,970,027
VeriSign, Inc.†#	110,100	6,283,958

		10,511,479

Medical Instruments - 0.7%

Intuitive Surgical, Inc.†	15,100	7,097,151

Medical Products - 0.7%

Hospira, Inc.†	76,800	4,127,232
Stryker Corp.	28,200	2,349,342

		6,476,574

Multimedia - 0.2%

Twenty-First Century Fox, Inc., Class A	68,300	2,419,186

Networking Products - 1.4%

Cisco Systems, Inc.	439,840	10,991,601
Palo Alto Networks, Inc.†	32,110	2,729,029

		13,720,630

Photo Equipment & Supplies - 0.4%

Sunny Optical Technology Group Co., Ltd.#	2,965,000	4,017,071

Power Converter/Supply Equipment - 0.5%

Delta Electronics, Inc.	263,000	1,847,744
SunPower Corp.†#	87,400	3,340,428

		5,188,172

Real Estate Investment Trusts - 0.2%

American Tower Corp.	18,515	1,825,579

Semiconductor Components-Integrated Circuits - 2.4%

Atmel Corp.†	429,300	3,803,598
NXP Semiconductor NV†	171,055	11,720,688
Power Integrations, Inc.	28,520	1,704,926
QUALCOMM, Inc.	46,700	3,553,870
Taiwan Semiconductor Manufacturing Co., Ltd.	871,000	3,613,322

		24,396,404

Semiconductor Equipment - 3.2%

Applied Materials, Inc.	274,925	6,352,142
ASM Pacific Technology, Ltd.#	173,400	1,799,992
ASML Holding NV#	152,540	14,662,145
Lam Research Corp.	117,125	8,422,459
MKS Instruments, Inc.	18,485	627,381

		31,864,119

Telecom Equipment-Fiber Optics - 0.2%

JDS Uniphase Corp.†	153,700	1,775,235

Telecommunication Equipment - 0.2%

TCL Communication Technology Holdings, Ltd.	1,361,000	1,685,873

Telephone-Integrated - 0.7%

SoftBank Corp.	97,100	7,004,975

Toys - 0.1%

Nintendo Co., Ltd.	4,600	509,760

Virtual Reality Products - 0.2%

RealD, Inc.†#	264,000	2,457,840

Web Hosting/Design - 0.8%

Rackspace Hosting, Inc.†	234,900	8,127,540

Web Portals/ISP - 8.0%

Baidu, Inc. ADR†	70,969	15,224,270
Dropbox, Inc.†(1)(2)(3)	151,803	2,474,029
Google, Inc., Class A†	36,392	21,193,245
Google, Inc., Class C†	53,296	30,463,994
NAVER Corp.	3,606	2,731,306
SINA Corp.†	68,600	3,167,948
Yahoo!, Inc.†	49,745	1,915,680
Yandex NV, Class A†	96,700	2,749,181

		79,919,653

Wireless Equipment - 0.7%

Aruba Networks, Inc.†	290,410	6,200,253
SBA Communications Corp., Class A†	10,020	1,105,106

		7,305,359

Total Common Stocks (cost $768,602,518)		957,180,233

CONVERTIBLE PREFERRED SECURITIES - 0.7%
Computers-Memory Devices - 0.1%

Pure Storage, Inc. Series F†(1)(2)(3)	63,153	993,138

Computers-Other - 0.1%

Nutanix, Inc. Series E†(1)(2)(3)	95,451	1,278,709

Data Processing/Management - 0.2%

Cloudera, Inc. Series F†(1)(2)(3)	54,446	1,376,068

E-Commerce/Services - 0.1%

Uber Technologies, Inc.†(1)(2)(3)	21,629	1,342,127

Web Portals/ISP - 0.2%

Dropbox, Inc. Class A-1†(1)(2)(3)	119,521	1,996,174
Dropbox, Inc. Series A†(1)(2)(3)	12,378	206,731

		2,202,905

Total Convertible Preferred Securities (cost $5,600,275)		7,192,947

PREFERRED SECURITIES - 0.1%
Computer Graphics - 0.1%

Atlassian Series A†(1)(2)(3)	12,885	206,160
Atlassian Class A FDR†(1)(2)(3)	13,337	213,392

Total Preferred Securities (cost $419,552)		419,552

Total Long-Term Investment Securities (cost $774,622,345)		964,792,732

SHORT-TERM INVESTMENT SECURITIES - 9.4%
Registered Investment Companies - 9.0%

State Street Navigator Securities Lending Prime Portfolio(5)	66,488,874	66,488,874
T. Rowe Price Reserve Investment Fund	23,536,240	23,536,240

		90,025,114

Time Deposits - 0.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	3,750,000	3,750,000

Total Short-Term Investment Securities (cost $93,775,114)		93,775,114

REPURCHASE AGREEMENT - 0.2%
Repurchase Agreement - 0.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 08/29/2014, to be repurchased 09/02/2014 in the amount of $2,376,000 collateralized by $2,600,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $2,427,753 (cost $2,376,000)	2,376,000	2,376,000

TOTAL INVESTMENTS (cost $870,773,459)(6)	106.1%	1,060,943,846
Liabilities in excess of other assets	(6.1)	(61,088,428)

NET ASSETS	100.0%	$999,855,418

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At August 31, 2014, the aggregate value of these securities was $11,700,387 representing 1.2% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2014, the Science & Technology Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Per Share	% of Net Assets
Common Stocks
Atlassian
Class A	4/9/2014	3,707	$59,312	$59,312	$16.00	0.01%
Atlassian FDR
Class A	4/9/2014	2,554	40,864	40,864	16.00	0.00%
Atlassian
Series 1	4/9/2014	6,508	104,128	104,128	16.00	0.01%
Atlassian
Series 2	4/9/2014	17,424	278,784	278,784	16.00	0.03%
Coupons.com, Inc.	6/1/2011	43,525	595,677	631,809	14.52	0.06%
Dropbox, Inc.	5/1/2012	151,803	1,374,071	2,474,029	16.30	0.25%
Grubhub Seamless, Inc.	8/13/2013	13,663	233,301	498,945	36.52	0.05%
Youku.Com, Inc.
Series A	7/11/2011	16	—	17	1.06	0.00%

Convertible Preferred Stocks
Cloudera, Inc.
Series F	2/5/2014	54,446	792,733	1,376,068	25.27	0.14%
Dropbox, Inc.
Class A-1	5/1/2012	12,378	112,010	206,731	16.70	0.02%
Dropbox, Inc.
Series A-1	5/1/2012	60,803	550,212
	5/29/2012	58,718	531,345

		119,521	1,081,557	1,996,174	16.70	0.20%

Nutanix, Inc.
Series E	6/5/2014	95,451	1,278,709	1,278,709	13.40	0.13%
Pure Storage, Inc.
Class F	4/16/2014	63,153	993,138	993,138	15.73	0.10%
Uber Technologies, Inc.	6/5/2014	21,629	1,342,127	1,342,127	62.05	0.13%

Preferred Stocks
Atlassian
Class A	4/9/2014	12,885	206,160	206,160	16.00	0.02%
Atlassian FDR
Class A	4/9/2014	13,337	213,392	213,392	16.00	0.02%

				$11,700,387		1.17%

(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(5)	At August 31, 2014, the Fund had loaned securities with a total value of $65,830,487. This was secured by collateral of $66,488,874, which was received in cash and subsequently invested in short-term investments currently valued at $66,488,874 as reported in the portfolio of investments. Additional collateral of $539,586 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Rate	Maturity Date Range	Value as of August 31, 2014
United States Treasury Notes/Bonds	0.63% to 3.13%	11/30/2017 to 05/31/2021	$539,586

(6)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt
FDR -	Federal Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$94,656,602	$—	$—	$94,656,602
Computer Graphics	—	—	483,088	483,088
Computers	96,889,070	—	—	96,889,070
Computers-Memory Devices	55,636,340	—	—	55,636,340
E-Commerce/Service	34,036,702	1,130,754	—	35,167,456
Electronic Components - Semiconductors	108,777,659	—	—	108,777,659
Internet Content - Entertainment	33,553,351	17	—	33,553,368
Web Portals/ISP	77,445,624	—	2,474,029	79,919,653
Other Industries*	452,096,997	—	—	452,096,997
Convertible Preferred Securities:	—	—	7,192,947	7,192,947
Preferred Securities	—	—	419,552	419,552
Short-Term Investment Securities:
Registered Investment Companies	90,025,114	—	—	90,025,114
Time Deposits	—	3,750,000	—	3,750,000
Repurchase Agreement	—	2,376,000	—	2,376,000

Total	$1,043,117,459	$7,256,771	$10,569,616	$1,060,943,846

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Preferred Securities
Balance as of 05/31/2014	$3,121,125	$4,099,250	$419,552
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	—	472,860	—
Change in unrealized depreciation(1)	(164,008)	—	—
Net Purchases	—	2,620,837	—
Net Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 08/31/2014	$2,957,117	$7,192,947	$419,552

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2014 includes:

Common Stocks	Convertible Preferred Securities	Preferred Securities
$(164,008)	$472,860	$—

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 08/31/2014	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stock	$483,088	Market Approach	Transaction Price*	$16.00
	$2,474,029	Market Approach with Option Pricing Method (“OPM”) and Income Approach	Transaction Price of New Share Offering*	$19.1012
			Enterprise Value/Revenue Multiple*	13.31x-19.00x(15.47x)
			Discount for Lack of Marketability	10.0% -15.0% (12.5%)
			OPM assumptions:
			Volatility*	45.0%
			Term to liquidity event in years*	1.0
			Risk-free rate*	0.1%
			Weighted Average Cost of Capital	17.0%
			Perpetual Growth Rate*	3.0%
Convertible Preferred Securities	$3,613,974	Market Approach	Transaction Price*	$13.3965 -$62.0522 ($30.3915)
	$1,376,068	Market Approach with Option Pricing Method (“OPM”)	Implied Enterprise Value from a Market Transaction*	$27.83
			2016 Estimate Revenue Multiple*	7.49x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	50.0%
			Term to liquidity event in years*	1.3
			Risk-free rate*	0.1%
	$2,202,905	Market Approach and Income Approach	Transaction Price*	$19.1012
			Enterprise Value/Revenue Multiple*	14.10x-19.00x (16.55x)
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%
Preferred Securities	$419,552	Market Approach	Transaction Price*	$16.00

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.8%
Advanced Materials - 1.5%

Hexcel Corp.†	37,763	$1,555,458

Aerospace/Defense - 1.5%

Teledyne Technologies, Inc.†	15,325	1,487,598

Aerospace/Defense-Equipment - 1.3%

HEICO Corp., Class A	32,822	1,362,769

Airlines - 1.0%

Spirit Airlines, Inc.†	14,300	1,006,577

Alternative Waste Technology - 0.9%

Darling Ingredients, Inc.†	45,700	881,096

Apparel Manufacturers - 2.4%

Carter’s, Inc.	12,800	1,059,584
G-III Apparel Group, Ltd.†	17,100	1,411,434

		2,471,018

Banks-Commercial - 2.1%

Customers Bancorp, Inc.†	52,566	976,676
Western Alliance Bancorp†	47,100	1,112,031

		2,088,707

Building & Construction Products-Misc. - 1.1%

Simpson Manufacturing Co., Inc.	33,100	1,069,792

Casino Services - 1.3%

Multimedia Games Holding Co., Inc.†	47,500	1,320,975

Chemicals-Specialty - 2.6%

Cytec Industries, Inc.	12,990	1,338,490
Quaker Chemical Corp.	17,300	1,349,400

		2,687,890

Commercial Services-Finance - 4.2%

Euronet Worldwide, Inc.†	43,426	2,314,606
Heartland Payment Systems, Inc.#	21,300	1,017,501
WEX, Inc.†	8,115	922,269

		4,254,376

Computers-Memory Devices - 1.5%

Spansion, Inc., Class A†	70,100	1,563,230

Consulting Services - 1.1%

Huron Consulting Group, Inc.†	19,100	1,155,168

Drug Delivery Systems - 0.6%

Revance Therapeutics, Inc.†#	27,100	632,785

E-Marketing/Info - 2.6%

comScore, Inc.†	33,600	1,287,216
Constant Contact, Inc.†	43,000	1,340,310

		2,627,526

Electric Products-Misc. - 2.5%

GrafTech International, Ltd.†	127,300	1,111,329
Littelfuse, Inc.	15,900	1,461,369

		2,572,698

Electronic Components-Semiconductors - 3.9%

Ambarella, Inc.†#	27,400	938,450
Microsemi Corp.†	79,995	2,131,067
Tower Semiconductor, Ltd.†	75,800	886,860

		3,956,377

Enterprise Software/Service - 3.8%

Proofpoint, Inc.†	52,290	2,085,325
Ultimate Software Group, Inc.†	11,838	1,740,068

		3,825,393

Finance-Consumer Loans - 1.9%

Portfolio Recovery Associates, Inc.†	34,935	1,985,356

Finance-Other Services - 0.9%

MarketAxess Holdings, Inc.	15,204	895,820

Food-Dairy Products - 1.8%

WhiteWave Foods Co., Class A†	52,200	1,828,044

Food-Misc./Diversified - 2.8%

Hain Celestial Group, Inc.†	13,953	1,372,417
Pinnacle Foods, Inc.	46,400	1,501,504

		2,873,921

Hazardous Waste Disposal - 1.5%

Clean Harbors, Inc.†	24,900	1,507,446

Health Care Cost Containment - 1.2%

ExamWorks Group, Inc.†	36,900	1,215,855

Human Resources - 1.2%

TrueBlue, Inc.†	46,000	1,248,440

Industrial Audio & Video Products - 1.2%

Imax Corp.†#	45,500	1,261,260

Instruments-Scientific - 1.6%

FEI Co.	8,240	692,490
Fluidigm Corp.†	34,500	939,090

		1,631,580

Internet Connectivity Services - 1.0%

Cogent Communications Holdings, Inc.	30,200	1,046,732

Internet Telephone - 1.3%

RingCentral, Inc.†#	98,000	1,316,140

Machinery-General Industrial - 1.1%

Altra Industrial Motion Corp.	32,300	1,074,298

Medical Instruments - 2.1%

AtriCure, Inc.†	56,729	880,434
DexCom, Inc.†	28,875	1,276,275

		2,156,709

Medical Products - 6.8%

Cyberonics, Inc.†	16,732	960,249
K2M Group Holdings, Inc.†#	36,089	512,825
NanoString Technologies, Inc.†#	38,700	431,118
NxStage Medical, Inc.†	145,300	1,906,336
West Pharmaceutical Services, Inc.	29,078	1,262,858
Zeltiq Aesthetics, Inc.†#	89,500	1,880,395

		6,953,781

Medical-Biomedical/Gene - 6.2%

Bluebird Bio, Inc.†	22,700	908,227
KYTHERA Biopharmaceuticals, Inc.†#	18,700	703,307
Ligand Pharmaceuticals, Inc.†	27,957	1,454,882
Loxo Oncology, Inc.†#	38,700	503,487
Puma Biotechnology, Inc.†	5,637	1,468,495
Sage Therapeutics, Inc.†#	18,744	542,077
Ultragenyx Pharmaceutical, Inc.†#	13,698	730,925

		6,311,400

Medical-Drugs - 5.2%

Amicus Therapeutics, Inc.†	81,243	584,137
Chimerix, Inc.†	35,800	914,332
Orexigen Therapeutics, Inc.†#	145,000	826,500

Pacira Pharmaceuticals, Inc.†	18,800	2,035,288
Receptos, Inc.†	19,400	992,310

		5,352,567

Medical-Hospitals - 1.2%

Acadia Healthcare Co., Inc.†	23,700	1,213,677

MRI/Medical Diagnostic Imaging - 0.8%

Surgical Care Affiliates, Inc.†	28,400	845,184

Networking Products - 2.3%

LogMeIn, Inc.†	56,100	2,371,908

Office Furnishings-Original - 1.6%

Steelcase, Inc., Class A	106,600	1,673,620

Oil Companies-Exploration & Production - 3.8%

Athlon Energy, Inc.†	26,200	1,219,348
Bonanza Creek Energy, Inc.†	21,500	1,320,315
Carrizo Oil & Gas, Inc.†	21,140	1,325,901

		3,865,564

Oil-Field Services - 0.3%

Matrix Service Co.†	11,700	330,057

Optical Supplies - 0.6%

Ocular Therapeutix, Inc.†	40,000	658,800

Resort/Theme Parks - 0.2%

Marriott Vacations Worldwide Corp.†	3,900	232,401

Retail-Apparel/Shoe - 1.5%

Burlington Stores, Inc.†#	42,200	1,505,274

Retail-Automobile - 0.8%

Lithia Motors, Inc., Class A	9,000	786,780

Retail-Home Furnishings - 1.4%

Restoration Hardware Holdings, Inc.†	16,800	1,409,016

Retail-Restaurants - 2.1%

Red Robin Gourmet Burgers, Inc.†	15,100	801,810
Sonic Corp.†	62,000	1,308,820

		2,110,630

Schools - 2.7%

Capella Education Co.	21,500	1,399,865
Grand Canyon Education, Inc.†	30,310	1,310,604

		2,710,469

Steel-Producers - 1.2%

Steel Dynamics, Inc.	53,000	1,231,720

Telecom Equipment-Fiber Optics - 1.1%

Finisar Corp.†#	55,989	1,137,136

Telecom Services - 1.0%

RigNet, Inc.†	22,128	1,032,714

Therapeutics - 0.9%

Vital Therapies, Inc.†#	37,745	905,125

Transport-Truck - 1.2%

Old Dominion Freight Line, Inc.†	18,231	1,215,461

Wireless Equipment - 0.4%

Aruba Networks, Inc.†	17,089	364,850

Total Long-Term Investment Securities
(cost $87,836,364)		100,779,168

SHORT-TERM INVESTMENT SECURITIES - 10.3%
Registered Investment Companies - 10.3%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $10,546,101)	10,546,101	10,546,101

REPURCHASE AGREEMENT - 0.8%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 8/29/2014, to be repurchased 09/02/2014 in the amount of $806,000 collateralized by $885,000 of Federal Home Loan Mtg. Corp., bearing interest of 2.00% due 01/30/2023 and having an approximate value of $826,370. (cost $806,000)	$806,000	806,000

TOTAL INVESTMENTS
(cost 99,188,465)(2)	109.9%	112,131,269
Liabilities in excess of other assets	(9.9)	(10,107,899)

NET ASSETS	100.0%	$102,023,370

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $10,273,726. This was secured by collateral of $10,546,101 which was received in cash and subsequently invested in short-term investments currently valued at $10,546,101 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical Products	$6,953,781	$—	$—	$6,953,781
Medical-Biomedical/Gene	6,311,400	—	—	6,311,400
Medical-Drugs	5,352,567	—	—	5,352,567
Other Industries*	82,161,420	—	—	82,161,420
Short-Term Investment Securities:
Registered Investment Companies	10,546,101	—	—	10,546,101
Repurchase Agreement	—	806,000	—	806,000

Total	$111,325,269	$806,000	$—	$112,131,269

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.8%
Advanced Materials - 0.2%

Core Molding Technologies, Inc.†	25,700	$357,487
Hexcel Corp.†	10,100	416,019

		773,506

Advertising Services - 0.0%

Marchex, Inc., Class B	13,500	115,830

Aerospace/Defense - 0.3%

Teledyne Technologies, Inc.†	9,900	960,993

Aerospace/Defense-Equipment - 0.2%

Ducommun, Inc.†	6,400	198,784
LMI Aerospace, Inc.†	6,100	92,781
Moog, Inc., Class A†	7,300	517,570

		809,135

Agricultural Operations - 0.1%

Cadiz, Inc.†#	14,400	190,368
MGP Ingredients, Inc.#	13,100	156,152

		346,520

Airlines - 0.2%

Allegiant Travel Co.	5,600	688,016

Apparel Manufacturers - 0.7%

Columbia Sportswear Co.	30,253	2,304,068
Delta Apparel, Inc.†#	10,500	99,225
Quiksilver, Inc.†	97,400	283,434

		2,686,727

Applications Software - 0.5%

BSQUARE Corp.†	13,900	52,403
Callidus Software, Inc.†	9,500	109,060
Cvent, Inc.†#	8,160	204,979
Descartes Systems Group, Inc.†#	18,800	263,764
Five9, Inc.†#	16,200	95,094
Infoblox, Inc.†	3,700	49,765
PDF Solutions, Inc.†	9,100	181,727
Progress Software Corp.†	11,750	272,130
Tangoe, Inc.†	32,400	451,008

		1,679,930

Auction House/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.	15,900	377,625

Audio/Video Products - 0.0%

VOXX International Corp.†	5,000	49,500

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.#	7,525	389,419
TravelCenters of America LLC†	9,000	102,510

		491,929

Auto/Truck Parts & Equipment-Original - 0.7%

Miller Industries, Inc.	10,000	189,200
SORL Auto Parts, Inc.†#	15,300	61,200
Spartan Motors, Inc.	21,600	112,752
Strattec Security Corp.	7,600	609,824
TRW Automotive Holdings Corp.†	17,393	1,674,772

		2,647,748

Auto/Truck Parts & Equipment-Replacement - 0.0%

Commercial Vehicle Group, Inc.†	18,700	149,974

Banks-Commercial - 7.6%

1st United Bancorp, Inc.	14,300	124,410
American National Bankshares, Inc.	5,900	130,626
AmeriServ Financial, Inc.	22,000	70,620
BancorpSouth, Inc.	90,865	1,923,612
BankUnited, Inc.	19,800	624,690
Berkshire Bancorp, Inc.	6,500	53,560
Capital Bank Financial Corp., Class A†	16,500	403,755
Capital City Bank Group, Inc.	9,600	134,592
Citizens Holding Co.	4,500	84,150
CNB Financial Corp.	8,500	143,650
CVB Financial Corp.	133,510	2,074,745
East West Bancorp, Inc.	78,589	2,738,041
Eastern Virginia Bankshares, Inc.†	12,000	74,640
Enterprise Bancorp, Inc.	6,821	135,261
Farmers Capital Bank Corp.†	7,900	173,800
Financial Institutions, Inc.	5,900	141,718
First Bancorp	9,000	159,930
First Bancorp, Inc.	7,165	120,945
First Community Bancshares, Inc.	10,000	163,200
First Horizon National Corp.	50,700	616,512
Glacier Bancorp, Inc.	106,239	2,891,826
Green Bancorp, Inc.†	1,300	23,231
Hampton Roads Bankshares, Inc.†#	85,000	142,800
Heritage Commerce Corp.	13,500	112,320
Iberiabank Corp.	32,476	2,119,059
Independent Bank Corp.	14,000	169,960
LNB Bancorp, Inc.	16,300	231,786
Merchants Bancshares, Inc.	4,600	136,068
Metro Bancorp, Inc.†	6,500	151,190
MidWestOne Financial Group, Inc.	5,400	128,412
Northrim BanCorp, Inc.	7,100	173,382
Ohio Valley Banc Corp.	6,400	149,504
Pacific Continental Corp.	13,000	175,240
PacWest Bancorp	55,321	2,320,163
Park Sterling Corp.	30,800	210,364
Peoples Bancorp of North Carolina, Inc.	5,500	92,950
Peoples Bancorp, Inc.	6,300	151,011
Pinnacle Financial Partners, Inc.	6,100	218,746
Preferred Bank†	3,920	94,158
Prosperity Bancshares, Inc.	8,600	519,440
Seacoast Banking Corp. of Florida†	13,100	137,419
Sierra Bancorp	9,400	163,278
Signature Bank†	6,200	734,452
Southcoast Financial Corp.†#	5,000	35,850
Southern National Bancorp of Virginia, Inc.	15,000	160,350
Southwest Bancorp, Inc.	13,500	223,155
Synovus Financial Corp.	14,290	345,104
Talmer Bancorp, Inc., Class A	20,000	293,200
TCF Financial Corp.	16,400	259,120
Texas Capital Bancshares, Inc.†	12,100	653,158
United Security Bancshares†	20,939	121,446
Valley National Bancorp.#	21,872	218,720
Washington Trust Bancorp, Inc.	5,800	204,044
West Bancorporation, Inc.	6,944	104,507
Westamerica Bancorporation#	6,400	309,568
Western Alliance Bancorp†	114,984	2,714,772
Zions Bancorporation	11,500	335,110

		27,317,320

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	4,100	58,179

Batteries/Battery Systems - 0.7%

EnerSys	41,391	2,661,027

Beverages-Non-alcoholic - 0.0%

Primo Water Corp.†#	21,600	98,712

Brewery - 0.1%

Craft Brew Alliance, Inc.†	18,800	248,160

Broadcast Services/Program - 0.5%

Nexstar Broadcasting Group, Inc., Class A#	40,311	1,839,794

Building & Construction Products-Misc. - 1.1%

Aspen Aerogels, Inc.†#	11,400	121,182
Louisiana-Pacific Corp.†	30,200	430,954
NCI Building Systems, Inc.†	13,200	263,472
Quanex Building Products Corp.	10,800	195,048
Simpson Manufacturing Co., Inc.	9,600	310,272
Trex Co., Inc.†	74,348	2,795,485

		4,116,413

Building & Construction-Misc. - 0.6%

Dycom Industries, Inc.†	68,209	2,128,803
Integrated Electrical Services, Inc.†	12,995	99,022

		2,227,825

Building Products-Air & Heating - 0.3%

AAON, Inc.	14,625	272,903
American DG Energy, Inc.†#	35,000	43,400
Lennox International, Inc.	8,700	728,712

		1,045,015

Building Products-Cement - 0.9%

Eagle Materials, Inc.	29,757	3,032,536
Martin Marietta Materials, Inc.	2,100	275,016

		3,307,552

Building Products-Doors & Windows - 0.7%

Apogee Enterprises, Inc.	71,723	2,618,607

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	18,400	129,352

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	16,100	162,771

Building-Mobile Home/Manufactured Housing - 0.6%

Thor Industries, Inc.	39,430	2,117,785

Building-Residential/Commercial - 0.7%

AV Homes, Inc.†	11,400	181,602
Beazer Homes USA, Inc.†	102,643	1,934,821
Meritage Homes Corp.†	10,600	437,462
Standard Pacific Corp.†	14,800	123,876

		2,677,761

Casino Hotels - 0.0%

Monarch Casino & Resort, Inc.†	7,500	95,400

Chemicals-Diversified - 0.5%

FMC Corp.	27,774	1,836,972

Chemicals-Plastics - 0.1%

Landec Corp.†	14,800	194,324

Chemicals-Specialty - 0.7%

KMG Chemicals, Inc.	7,800	132,210
Minerals Technologies, Inc.	38,691	2,422,830
Oil-Dri Corp. of America	4,900	146,706

		2,701,746

Circuit Boards - 0.0%

UQM Technologies, Inc.†#	57,300	92,253

Coal - 0.1%

Cloud Peak Energy, Inc.†	20,700	325,197

Commercial Services - 1.5%

Collectors Universe, Inc.#	7,200	145,080
HMS Holdings Corp.†	118,138	2,700,634
Intersections, Inc.#	12,500	43,750
Providence Service Corp.†	3,900	177,567
SP Plus Corp.†	4,000	86,600
StarTek, Inc.†	18,100	131,225
Team, Inc.†	54,269	2,165,876

		5,450,732

Commercial Services-Finance - 0.1%

PRGX Global, Inc.†	22,500	139,950
Xoom Corp.†	8,800	201,168

		341,118

Communications Software - 0.1%

Audience, Inc.†#	14,200	121,836
Digi International, Inc.†	13,300	110,922
Seachange International, Inc.†	19,500	148,005

		380,763

Computer Services - 0.8%

Barracuda Networks, Inc.†	1,900	47,215
CACI International, Inc., Class A†	29,943	2,159,489
FleetMatics Group PLC†#	18,900	620,298

		2,827,002

Computer Software - 1.0%

Computer Modelling Group, Ltd.	12,800	149,861
Cornerstone OnDemand, Inc.†	2,200	82,368
SS&C Technologies Holdings, Inc.†	72,714	3,291,036

		3,523,265

Computers-Integrated Systems - 1.9%

Agilysys, Inc.†	13,000	162,240
Cray, Inc.†#	124,929	3,524,247
Jack Henry & Associates, Inc.	50,077	2,894,951
Maxwell Technologies, Inc.†	14,800	151,996

		6,733,434

Computers-Memory Devices - 0.1%

Datalink Corp.†	11,100	136,974
Dot Hill Systems Corp.†	62,300	226,772
Netlist, Inc.†#	37,900	43,206

		406,952

Consulting Services - 0.2%

CRA International, Inc.†	7,700	207,207
Hackett Group, Inc.	27,900	174,933
Information Services Group, Inc.†	42,400	180,200
PDI, Inc.†	9,800	28,518

		590,858

Consumer Products-Misc. - 0.1%

CSS Industries, Inc.	3,000	75,840
Tumi Holdings, Inc.†	20,100	451,848

		527,688

Containers-Paper/Plastic - 1.2%

Berry Plastics Group, Inc.†	22,000	530,420
Graphic Packaging Holding Co.†	289,764	3,706,082

		4,236,502

Cosmetics & Toiletries - 0.0%

CCA Industries, Inc.†#	3,421	10,571

Data Processing/Management - 0.1%

CommVault Systems, Inc.†	4,100	226,074
Innodata, Inc.†	25,000	77,500

		303,574

Decision Support Software - 0.1%

Interactive Intelligence Group, Inc.†	10,800	462,348

Diagnostic Equipment - 0.1%

BioTelemetry, Inc.†	36,900	270,108
Hansen Medical, Inc.†#	75,000	93,750

		363,858

Diagnostic Kits - 0.7%

Alere, Inc.†	62,420	2,212,789
Meridian Bioscience, Inc.#	20,100	393,357

		2,606,146

Diamonds/Precious Stones - 0.0%

Petra Diamonds, Ltd.†	35,600	105,555

Direct Marketing - 0.0%

ValueVision Media, Inc., Class A†	18,400	86,296

Distribution/Wholesale - 0.1%

Core-Mark Holding Co., Inc.	8,400	404,544
Pool Corp.	311	17,621

		422,165

Diversified Manufacturing Operations - 0.8%

AZZ, Inc.	10,900	505,106
Chase Corp.	7,100	252,050
EnPro Industries, Inc.†	9,700	658,630
Fabrinet†	13,600	220,184
Harsco Corp.	23,800	575,960
Koppers Holdings, Inc.	8,900	330,279
Lydall, Inc.†	7,000	193,900

		2,736,109

Diversified Minerals - 0.0%

United States Lime & Minerals, Inc.	2,600	162,032

Diversified Operations - 0.0%

Resource America, Inc., Class A	17,400	163,908

E-Commerce/Products - 0.0%

1-800-flowers.com, Inc., Class A†	20,600	106,090

E-Commerce/Services - 0.2%

Angie’s List, Inc.†#	5,900	45,253
Coupons.com, Inc.†#	1,300	19,864
Coupons.com, Inc.†(2)(4)(7)	6,490	94,209
GrubHub, Inc.†#	4,600	176,824
GrubHub, Inc.(2)(4)(7)	5,267	192,340
United Online, Inc.	12,500	159,625
Zillow, Inc., Class A†#	300	43,038

		731,153

E-Marketing/Info - 0.8%

Conversant, Inc.†#	82,749	2,278,907
Marketo, Inc.†#	17,000	497,760

		2,776,667

E-Services/Consulting - 0.1%

Sapient Corp.†	16,300	236,513

Educational Software - 0.0%

Rosetta Stone, Inc.†	14,000	122,500

Electric Products-Misc. - 0.1%

Graham Corp.	5,800	177,248

Electric-Integrated - 0.4%

Cleco Corp.	2,900	163,618
El Paso Electric Co.	10,100	397,334
NorthWestern Corp.	3,900	188,292
OGE Energy Corp.	3,500	131,320
PNM Resources, Inc.	26,200	686,702

		1,567,266

Electronic Components-Misc. - 0.9%

CTS Corp.	11,600	205,668
Gentex Corp.	5,100	150,705
InvenSense, Inc.†#	5,400	139,590
Pulse Electronics Corp.†	3,040	6,475
Sanmina Corp.†	102,522	2,407,217
Viasystems Group, Inc.†	11,000	117,150
Vishay Precision Group, Inc.†	8,800	134,640

		3,161,445

Electronic Components-Semiconductors - 1.2%

Cavium, Inc.†	4,900	275,282
Diodes, Inc.†	5,150	131,068
Fairchild Semiconductor International, Inc.†	117,966	2,070,303
GigOptix, Inc.†	50,000	64,500
GSI Technology, Inc.†	19,800	112,068
GT Advanced Technologies, Inc.†#	1,100	19,591
Intersil Corp., Class A	1,003	15,000
Kopin Corp.†	17,100	67,887
Mellanox Technologies, Ltd.†	3,500	146,265
Peregrine Semiconductor Corp.†	24,500	305,025
Pixelworks, Inc.†#	22,000	145,860
PMC-Sierra, Inc.†	46,100	340,218
Semtech Corp.†	14,400	375,192
Silicon Laboratories, Inc.†	3,500	158,655

		4,226,914

Electronic Design Automation - 0.7%

Cadence Design Systems, Inc.†	140,332	2,475,456

Electronic Measurement Instruments - 0.4%

CyberOptics Corp.†	18,900	227,178
ESCO Technologies, Inc.	12,600	453,600
FARO Technologies, Inc.†	5,500	319,055
National Instruments Corp.	15,100	500,565

		1,500,398

Electronic Parts Distribution - 0.7%

Tech Data Corp.†	35,402	2,389,635

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	6,300	364,770
Vicon Industries, Inc.	14,000	51,520

		416,290

Electronics-Military - 0.1%

M/A-COM Technology Solutions Holdings, Inc.†	7,500	177,600

Energy-Alternate Sources - 0.2%

Amyris, Inc.†#	50,800	214,376
Ocean Power Technologies, Inc.†#	17,900	23,449
REX American Resources Corp.†	2,100	224,343
Saratoga Resources, Inc.†#	17,300	25,431
Solazyme, Inc.†#	9,600	90,048

		577,647

Engineering/R&D Services - 0.1%

VSE Corp.	3,700	219,521

Enterprise Software/Service - 1.3%

American Software, Inc., Class A	11,600	106,720
Concur Technologies, Inc.†	2,400	240,912
Guidewire Software, Inc.†	12,400	564,820
MicroStrategy, Inc., Class A†	16,099	2,236,634
OPOWER, Inc.†#	3,200	50,048
Proofpoint, Inc.†	10,800	430,704
PROS Holdings, Inc.†	10,100	258,459
SciQuest, Inc.†	53,027	846,841

		4,735,138

Environmental Monitoring & Detection - 0.2%

MSA Safety, Inc.	12,200	675,392

Filtration/Separation Products - 0.1%

CLARCOR, Inc.	3,900	246,519

Finance-Consumer Loans - 0.0%

Asta Funding, Inc.†	13,200	111,012

Finance-Investment Banker/Broker - 1.7%

E*TRADE Financial Corp.†	156,606	3,486,049
Evercore Partners, Inc., Class A	39,672	2,032,397
FBR & Co.†	5,750	164,335
JMP Group, Inc.	16,300	111,818
Piper Jaffray Cos.†	3,500	186,760
SWS Group, Inc.†	10,000	74,700

		6,056,059

Finance-Leasing Companies - 0.1%

California First National Bancorp	6,000	87,300
Marlin Business Services Corp.	7,500	148,350

		235,650

Finance-Mortgage Loan/Banker - 0.0%

PennyMac Financial Services, Inc., Class A†	4,100	63,263

Financial Guarantee Insurance - 0.3%

Assured Guaranty, Ltd.	25,377	612,855
MGIC Investment Corp.†	12,400	104,532
Radian Group, Inc.#	29,100	423,696

		1,141,083

Food-Baking - 0.1%

Flowers Foods, Inc.	12,200	238,876

Food-Canned - 0.8%

Seneca Foods Corp., Class B†	200	6,360
TreeHouse Foods, Inc.†	33,810	2,790,001

		2,796,361

Food-Flour & Grain - 0.1%

Post Holdings, Inc.†	8,800	325,336

Food-Misc./Diversified - 0.5%

Annie’s, Inc.†#	4,200	133,938
Inventure Foods, Inc.†	17,900	216,948
John B. Sanfilippo & Son, Inc.	6,600	203,016
Pinnacle Foods, Inc.	23,400	757,224
Senomyx, Inc.†#	30,400	247,152

		1,558,278

Food-Retail - 0.1%

Fresh Market, Inc.†#	11,100	370,185

Food-Wholesale/Distribution - 0.5%

AMCON Distributing Co.#	500	42,270
United Natural Foods, Inc.†	25,671	1,650,389

		1,692,659

Footwear & Related Apparel - 0.1%

Wolverine World Wide, Inc.	13,900	369,184

Funeral Services & Related Items - 0.1%

Matthews International Corp., Class A	5,100	235,365

Gambling (Non-Hotel) - 0.1%

Dover Downs Gaming & Entertainment, Inc.†	43,334	46,367
Isle of Capri Casinos, Inc.†	23,400	193,518
Lakes Entertainment, Inc.†	30,400	138,320

		378,205

Garden Products - 0.2%

Toro Co.	10,300	633,759

Gas-Distribution - 0.9%

Chesapeake Utilities Corp.	2,400	165,528
Delta Natural Gas Co., Inc.#	3,800	76,418
Southwest Gas Corp.	10,100	527,321
UGI Corp.	46,175	2,446,352

		3,215,619

Gold Mining - 0.1%

Franco-Nevada Corp.	8,300	467,634

Health Care Cost Containment - 0.0%

HealthEquity, Inc.†	1,100	21,318

Healthcare Safety Devices - 0.1%

Alpha PRO Tech, Ltd.†	30,000	81,300
Harvard Apparatus Regenerative Technology, Inc.†	7,500	65,850
Unilife Corp.†#	70,000	178,500

		325,650

Heart Monitors - 0.1%

HeartWare International, Inc.†	2,700	218,970

Home Furnishings - 0.5%

Ethan Allen Interiors, Inc.#	2,700	68,121
Hooker Furniture Corp.	9,100	135,954
La-Z-Boy, Inc.	75,729	1,616,057

		1,820,132

Hotel/Motels - 0.0%

Morgans Hotel Group Co.†	19,000	143,640

Housewares - 0.0%

Lifetime Brands, Inc.	8,000	137,600

Human Resources - 0.8%

Cross Country Healthcare, Inc.†	20,000	159,600
Kforce, Inc.	8,700	174,609
Team Health Holdings, Inc.†	43,110	2,522,797
TriNet Group, Inc.†	5,100	136,731

		2,993,737

Independent Power Producers - 0.3%

Dynegy, Inc.†	24,300	794,124
NRG Yield, Inc., Class A#	3,200	174,048

		968,172

Industrial Audio & Video Products - 0.1%

Ballantyne Strong, Inc.†	14,000	64,400
Iteris, Inc.†	76,210	132,605

		197,005

Industrial Automated/Robotic - 0.1%

Adept Technology, Inc.†#	10,000	80,700
Hurco Cos., Inc.	5,000	165,700

		246,400

Instruments-Controls - 0.8%

Allied Motion Technologies, Inc.	14,000	228,900
Control4 Corp.†#	9,200	136,712
Frequency Electronics, Inc.†	10,000	116,700
Watts Water Technologies, Inc., Class A	37,695	2,385,717
Woodward, Inc.	1,550	80,956

		2,948,985

Instruments-Scientific - 0.4%

FEI Co.	18,272	1,535,579

Insurance-Life/Health - 0.6%

Independence Holding Co.	10,460	145,917
StanCorp Financial Group, Inc.	32,552	2,132,807

		2,278,724

Insurance-Multi-line - 0.7%

American Financial Group, Inc.	37,082	2,223,808
Fortegra Financial Corp.†	15,600	153,972
Kemper Corp.	6,100	221,735

		2,599,515

Insurance-Property/Casualty - 0.7%

Enstar Group, Ltd.†	1,800	255,420
Hallmark Financial Services, Inc.†	13,000	124,150
HCC Insurance Holdings, Inc.	10,400	521,456
Infinity Property & Casualty Corp.	10,600	724,828
RLI Corp.	8,200	366,540
Selective Insurance Group, Inc.	21,500	515,355
State Auto Financial Corp.	6,650	144,305

		2,652,054

Insurance-Reinsurance - 0.0%

Essent Group, Ltd.†	3,800	80,028

Internet Application Software - 0.1%

Bazaarvoice, Inc.†#	22,300	162,790
Lionbridge Technologies, Inc.†	36,800	170,752

		333,542

Internet Connectivity Services - 0.0%

PC-Tel, Inc.	21,200	165,784

Internet Content-Entertainment - 0.1%

Pandora Media, Inc.†	14,200	383,968

Internet Content-Information/News - 0.1%

Reis, Inc.	8,000	189,760

Internet Financial Services - 0.0%

TheStreet, Inc.	48,200	113,752

Internet Incubators - 0.1%

HomeAway, Inc.†	5,000	166,000
ModusLink Global Solutions, Inc.†#	5,000	20,450

		186,450

Internet Infrastructure Software - 0.1%

Support.com, Inc.†	56,500	136,165
Unwired Planet, Inc.†	65,400	137,340

		273,505

Internet Security - 0.1%

iPass, Inc.†#	49,900	57,884
Zix Corp.†	41,500	159,775

		217,659

Internet Telephone - 0.1%

RingCentral, Inc.†#	21,600	290,088

Investment Companies - 0.0%

KCAP Financial, Inc.#	16,700	137,942

Investment Management/Advisor Services - 1.8%

Artisan Partners Asset Management, Inc., Class A	37,219	2,064,910
Calamos Asset Management, Inc., Class A	14,000	180,460
Cohen & Steers, Inc.#	8,900	388,396
Financial Engines, Inc.#	15,600	559,572
Janus Capital Group, Inc.#	201,111	2,443,499
Manning & Napier, Inc.	8,400	155,988
Pzena Investment Management, Inc., Class A	3,700	37,407
Silvercrest Asset Management Group, Inc., Class A	10,000	160,400
Waddell & Reed Financial, Inc., Class A	6,900	376,050

		6,366,682

Lasers-System/Components - 0.6%

Coherent, Inc.†	29,111	1,876,786
Rofin-Sinar Technologies, Inc.†	7,500	179,700

		2,056,486

Leisure Products - 0.5%

Brunswick Corp.	37,300	1,603,900
Johnson Outdoors, Inc., Class A	7,200	190,728
Marine Products Corp.	12,100	97,768

		1,892,396

Lighting Products & Systems - 0.1%

Acuity Brands, Inc.	2,800	346,864

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	3,800	212,382

Machine Tools & Related Products - 0.0%

Hardinge, Inc.	11,000	124,300

Machinery-Construction & Mining - 0.0%

Terex Corp.	800	29,928

Machinery-General Industrial - 0.9%

Albany International Corp., Class A	72,117	2,709,436
Manitowoc Co., Inc.	13,800	405,996

		3,115,432

Machinery-Pumps - 0.2%

Graco, Inc.	8,400	645,624

Machinery-Thermal Process - 0.0%

Global Power Equipment Group, Inc.	9,800	165,130

Medical Imaging Systems - 0.1%

Analogic Corp.	3,800	274,360
Digirad Corp.	25,000	98,250

		372,610

Medical Instruments - 1.0%

Bruker Corp.†	17,400	349,044
CryoLife, Inc.	17,000	170,680
Edwards Lifesciences Corp.†	1,200	119,112
Navidea Biopharmaceuticals, Inc.†#	85,500	122,265
Techne Corp.	23,805	2,273,854
Thoratec Corp.†	10,600	265,000
TransEnterix, Inc.†#	20,000	78,800
Vascular Solutions, Inc.†	7,500	179,250
Volcano Corp.†	10,900	135,596

		3,693,601

Medical Labs & Testing Services - 0.6%

ICON PLC†	42,520	2,106,441

Medical Products - 1.9%

Accuray, Inc.†#	6,537	53,211
Cardica, Inc.†#	33,400	37,408
Cerus Corp.†#	35,000	131,600
Cooper Cos., Inc.	2,600	423,878
Globus Medical, Inc., Class A†	89,824	1,629,408
Haemonetics Corp.†	38,803	1,384,879
InspireMD, Inc.†#	50,000	118,500
K2M Group Holdings, Inc.†	8,600	122,206
Medgenics, Inc.†	19,000	117,990
NanoString Technologies, Inc.†#	9,000	100,260
Span-America Medical Systems, Inc.	3,100	59,551
Tornier NV†	12,700	274,574
Wright Medical Group, Inc.†	80,868	2,413,101

		6,866,566

Medical Sterilization Products - 0.2%

STERIS Corp.	11,900	669,851

Medical-Biomedical/Gene - 2.6%

Acceleron Pharma, Inc.†#	4,600	123,602
AMAG Pharmaceuticals, Inc.†	2,700	61,101
ArQule, Inc.†	55,000	72,600
BioMarin Pharmaceutical, Inc.†	3,700	263,514
Biota Pharmaceuticals, Inc.†#	34,600	79,580
Cellular Dynamics International, Inc.†#	9,500	108,680
Charles River Laboratories International, Inc.†	34,615	2,045,746
Cubist Pharmaceuticals, Inc.†	36,579	2,525,048
Cubist Pharmaceuticals, Inc. CVR	2,900	247
Enzo Biochem, Inc.†	33,500	199,325
Exelixis, Inc.†#	24,400	101,016
Fibrocell Science, Inc.†#	33,100	105,920
GTx, Inc.†#	20,200	19,190
Harvard Bioscience, Inc.†	30,000	135,600
Incyte Corp.†	29,500	1,598,900
Isis Pharmaceuticals, Inc.†#	8,100	330,156
Medicines Co.†	9,400	240,734
Nanosphere, Inc.†#	35,000	29,358
Onconova Therapeutics, Inc.†#	12,000	62,640
Pacific Biosciences of California, Inc.†#	26,700	156,462
PharmAthene, Inc.†#	68,300	156,407
pSivida Corp.†	32,000	154,240
Repligen Corp.†	8,500	162,010
Retrophin, Inc.†#	13,000	177,840
Rigel Pharmaceuticals, Inc.†	40,000	104,000
Seattle Genetics, Inc.†#	5,200	228,852
Theravance Biopharma, Inc.†#	400	11,746
Theravance, Inc.#	1,400	32,984
Ultragenyx Pharmaceutical, Inc.†#	500	26,680

		9,314,178

Medical-Drugs - 2.2%

Alimera Sciences, Inc.†#	25,025	157,407
Alkermes PLC†	14,300	639,639
BioSpecifics Technologies Corp.†	5,200	162,656
Cempra, Inc.†#	15,000	158,550
Chimerix, Inc.†	3,400	86,836
Conatus Pharmaceuticals, Inc.†#	9,500	65,455
Cumberland Pharmaceuticals, Inc.†#	12,800	65,536
Cytori Therapeutics, Inc.†#	17,000	23,970
Endo International PLC†	29,738	1,894,608
NanoViricides, Inc.†#	43,000	168,560
Ophthotech Corp.†#	1,400	54,544
Pacira Pharmaceuticals, Inc.†	13,700	1,483,162
Pain Therapeutics, Inc.†#	40,000	168,800
PharMerica Corp.†	77,448	1,927,681
POZEN, Inc.†	15,600	129,480
Progenics Pharmaceuticals, Inc.†#	36,800	202,768
SIGA Technologies, Inc.†#	19,900	26,865
Sucampo Pharmaceuticals, Inc., Class A†#	23,000	158,470
Targacept, Inc.†	35,000	96,600
TESARO, Inc.†#	3,600	106,416
Vanda Pharmaceuticals, Inc.†#	9,300	120,342
XenoPort, Inc.†	25,000	127,000

Zogenix, Inc.†#	18,700	25,245

		8,050,590

Medical-Generic Drugs - 0.6%

Impax Laboratories, Inc.†	86,015	2,119,410

Medical-HMO - 0.3%

Centene Corp.†	5,600	437,528
WellCare Health Plans, Inc.†	9,100	599,326

		1,036,854

Medical-Hospitals - 1.7%

Acadia Healthcare Co., Inc.†	12,100	619,641
Adeptus Health, Inc., Class A†#	2,500	70,725
Community Health Systems, Inc.†	37,377	2,028,823
LifePoint Hospitals, Inc.†	45,986	3,439,753

		6,158,942

Medical-Nursing Homes - 0.5%

Kindred Healthcare, Inc.	89,031	1,838,490

Medical-Outpatient/Home Medical - 0.4%

Premier, Inc., Class A†	41,006	1,294,969

Metal Processors & Fabrication - 1.2%

Ampco-Pittsburgh Corp.	6,500	138,060
Dynamic Materials Corp.	8,100	161,676
Haynes International, Inc.	50,585	2,508,004
RBC Bearings, Inc.	9,000	556,380
Rexnord Corp.†	17,500	511,175
Sun Hydraulics Corp.	6,800	272,204
Worthington Industries, Inc.	7,600	307,344

		4,454,843

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	5,500	132,220

Metal-Diversified - 0.3%

Constellium NV, Class A†	22,100	629,408
Luxfer Holdings PLC ADR	15,500	292,950

		922,358

Miscellaneous Manufacturing - 0.8%

John Bean Technologies Corp.	16,800	488,040
TriMas Corp.†	71,621	2,270,386

		2,758,426

MRI/Medical Diagnostic Imaging - 0.1%

RadNet, Inc.†	36,000	240,480

Networking Products - 0.1%

Fortinet, Inc.†	6,000	154,860
Ixia†	7,600	73,112
Meru Networks, Inc.†#	40,100	143,157
NeoPhotonics Corp.†#	22,000	58,960

		430,089

Non-Hazardous Waste Disposal - 0.9%

Casella Waste Systems, Inc., Class A†	32,900	146,734
Waste Connections, Inc.	61,886	3,036,127

		3,182,861

Office Furnishings-Original - 0.7%

Interface, Inc.	116,602	1,985,732
Knoll, Inc.	21,100	385,919

		2,371,651

Oil & Gas Drilling - 0.7%

Parsley Energy, Inc., Class A†	10,200	223,584
Precision Drilling Corp.	194,238	2,468,765

		2,692,349

Oil Companies-Exploration & Production - 2.8%

American Eagle Energy Corp.†	21,250	111,350
Athlon Energy, Inc.†	8,500	395,590
Bill Barrett Corp.†#	15,500	352,935
Bonanza Creek Energy, Inc.†	7,000	429,870
BPZ Resources, Inc.†#	60,000	147,000
Callon Petroleum Co.†	13,100	140,563
Contango Oil & Gas Co.†	5,000	198,100
Diamondback Energy, Inc.†	8,100	699,435
Eclipse Resources Corp†#	4,400	80,476
Endeavour International Corp.†#	31,500	28,130
Energen Corp.	12,263	986,926
Energy XXI Bermuda, Ltd.#	10,900	179,850
Escalera Resources Co.†	11,000	22,660
Evolution Petroleum Corp.	10,600	106,318
FieldPoint Petroleum Corp.†	31,900	135,575
Matador Resources Co.†	16,100	440,496
Miller Energy Resources, Inc.†#	23,400	121,212
Oasis Petroleum, Inc.†	17,300	850,987
Panhandle Oil and Gas, Inc., Class A	2,500	152,925
PostRock Energy Corp.†#	24,600	29,520
Rosetta Resources, Inc.†	32,640	1,632,000
RSP Permian, Inc.†	5,500	157,300
Ultra Petroleum Corp.†#	90,430	2,399,108
Warren Resources, Inc.†	34,500	222,525

		10,020,851

Oil Field Machinery & Equipment - 1.5%

Bolt Technology Corp.	8,600	144,480
Dresser-Rand Group, Inc.†	26,651	1,846,914
Flotek Industries, Inc.†	11,000	305,800
Forum Energy Technologies, Inc.†	71,726	2,442,271
Gulf Island Fabrication, Inc.	9,000	189,630
Mitcham Industries, Inc.†	6,900	90,804
Natural Gas Services Group, Inc.†	7,400	219,632
Thermon Group Holdings, Inc.†	6,600	179,190

		5,418,721

Oil Refining & Marketing - 0.1%

Adams Resources & Energy, Inc.	214	14,036
Trecora Resources†	14,000	183,960

		197,996

Oil-Field Services - 1.4%

C&J Energy Services, Inc.†	6,400	183,616
Cal Dive International, Inc.†#	66,800	52,939
Forbes Energy Services, Ltd.†	17,200	85,312
Helix Energy Solutions Group, Inc.†	79,482	2,171,448
Key Energy Services, Inc.†	15,900	100,170
MRC Global, Inc.†	57,999	1,439,535
SEACOR Holdings, Inc.†	9,500	775,200
Tesco Corp.	5,100	108,222

TETRA Technologies, Inc.†	13,500	159,300

		5,075,742

Optical Recognition Equipment - 0.0%

Digimarc Corp.	3,100	73,935

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	6,500	449,800
Schweitzer-Mauduit International, Inc.	5,000	214,200
Xerium Technologies, Inc.†#	15,000	224,250

		888,250

Patient Monitoring Equipment - 0.0%

Masimo Corp.†	500	11,220

Pharmacy Services - 0.0%

Liberator Medical Holdings, Inc.#	35,000	103,250

Physicians Practice Management - 0.0%

Healthways, Inc.†	5,200	90,792

Pipelines - 1.3%

Primoris Services Corp.	76,602	2,224,522
SemGroup Corp., Class A	29,717	2,607,072

		4,831,594

Power Converter/Supply Equipment - 0.0%

Advanced Energy Industries, Inc.†	7,000	134,750

Printing-Commercial - 0.2%

ARC Document Solutions, Inc.†	9,900	80,388
Multi-Color Corp.	10,150	470,757
RR Donnelley & Sons Co.	1,816	32,089

		583,234

Professional Sports - 0.1%

Madison Square Garden Co., Class A†	3,900	260,754

Publishing-Books - 0.1%

Courier Corp.	7,700	103,796
Scholastic Corp.	6,449	225,973

		329,769

Publishing-Newspapers - 0.1%

AH Belo Corp., Class A	18,221	209,906
Lee Enterprises, Inc.†#	34,500	140,070

		349,976

Quarrying - 0.1%

Compass Minerals International, Inc.	4,600	409,722

Radio - 0.1%

Emmis Communications Corp., Class A†	40,500	103,680
Salem Communications Corp., Class A	10,000	82,900

		186,580

Real Estate Investment Trusts - 2.8%

Acadia Realty Trust	7,200	207,504
Associated Estates Realty Corp.	6,800	125,800
CatchMark Timber Trust, Inc., Class A	14,800	177,748
CBL & Associates Properties, Inc.	22,900	435,100
CBS Outdoor Americas, Inc.	6,100	209,657
Chesapeake Lodging Trust	13,300	409,773
Colony Financial, Inc.	5,300	118,826
Cousins Properties, Inc.	170,200	2,159,838
DiamondRock Hospitality Co.	44,908	598,175
Douglas Emmett, Inc.	37,600	1,074,232
EastGroup Properties, Inc.	9,200	596,528
Equity One, Inc.	13,800	325,680
First Potomac Realty Trust	10,900	144,316
Hudson Pacific Properties, Inc.	4,600	123,510
LaSalle Hotel Properties	72,240	2,640,372
PS Business Parks, Inc.	8,500	693,090
Retail Opportunity Investments Corp.	6,300	99,792
Urstadt Biddle Properties, Inc., Class A	7,000	149,240

		10,289,181

Real Estate Management/Services - 1.4%

Jones Lang LaSalle, Inc.	19,729	2,635,992
Kennedy-Wilson Holdings, Inc.	85,690	2,238,223
RE/MAX Holdings, Inc., Class A	2,700	81,864

		4,956,079

Real Estate Operations & Development - 0.2%

Alexander & Baldwin, Inc.	5,600	229,040
Consolidated-Tomoka Land Co.	3,100	181,350
Forestar Group, Inc.†	6,100	122,000
St. Joe Co.†#	10,400	225,264

		757,654

Recycling - 0.0%

Metalico, Inc.†#	31,700	38,357

Rental Auto/Equipment - 0.1%

Electro Rent Corp.	5,600	84,728
H&E Equipment Services, Inc.	6,500	265,915

		350,643

Research & Development - 0.0%

Albany Molecular Research, Inc.†	6,900	136,620

Retail-Apparel/Shoe - 0.8%

American Eagle Outfitters, Inc.	23,600	332,288
ANN, Inc.†	19,050	789,432
Burlington Stores, Inc.†#	3,600	128,412
Chico’s FAS, Inc.	34,500	545,100
Christopher & Banks Corp.†	29,300	280,401
Destination Maternity Corp.	7,800	150,774
Destination XL Group, Inc.†	30,000	150,000
Express, Inc.†	23,400	405,756
Francesca’s Holdings Corp.†	11,500	161,000
Pacific Sunwear of California, Inc.†	37,200	77,376

		3,020,539

Retail-Appliances - 0.0%

hhgregg, Inc.†#	20,100	143,715

Retail-Arts & Crafts - 0.0%

Michaels Cos., Inc.†	5,900	100,182

Retail-Automobile - 0.7%

Penske Automotive Group, Inc.	51,252	2,458,558

Retail-Building Products - 0.0%

Tile Shop Holdings, Inc.†#	1,900	21,945

Retail-Convenience Store - 0.1%

Pantry, Inc.†	12,700	268,859

Retail-Discount - 0.3%

Citi Trends, Inc.†	7,300	169,798

HSN, Inc.	8,100	490,779
Tuesday Morning Corp.†	14,000	246,120

		906,697

Retail-Home Furnishings - 0.6%

Kirkland’s, Inc.†	9,700	172,951
Pier 1 Imports, Inc.	88,556	1,395,643
Restoration Hardware Holdings, Inc.†#	5,400	452,898

		2,021,492

Retail-Leisure Products - 0.1%

West Marine, Inc.†	17,232	189,035

Retail-Misc./Diversified - 0.1%

Five Below, Inc.†	7,500	304,200
Gaiam, Inc., Class A†	17,400	129,108

		433,308

Retail-Regional Department Stores - 0.1%

Stage Stores, Inc.	18,300	319,701

Retail-Restaurants - 3.4%

BJ’s Restaurants, Inc.†	10,500	391,335
Bloomin’ Brands, Inc.†	24,000	399,360
Brinker International, Inc.	10,000	489,000
Carrols Restaurant Group, Inc.†	15,000	109,350
Cheesecake Factory, Inc.	8,900	400,055
Cracker Barrel Old Country Store, Inc.	18,678	1,875,458
Denny’s Corp.†	36,900	252,027
DineEquity, Inc.	21,974	1,828,237
Famous Dave’s of America, Inc.†#	10,500	284,655
Jack in the Box, Inc.	13,100	778,795
Jamba, Inc.†	520	7,597
Krispy Kreme Doughnuts, Inc.†	25,200	428,652
Luby’s, Inc.†	25,000	137,250
Papa John’s International, Inc.	53,892	2,134,123
Red Robin Gourmet Burgers, Inc.†	39,866	2,116,885
Sonic Corp.†	26,962	569,168

		12,201,947

Retail-Sporting Goods - 0.2%

Hibbett Sports, Inc.†#	8,000	363,440
Zumiez, Inc.†	15,500	501,425

		864,865

Retail-Toy Stores - 0.1%

Build-A-Bear Workshop, Inc.†	16,500	215,160

Retail-Vitamins & Nutrition Supplements - 0.4%

GNC Holdings, Inc., Class A	38,081	1,445,174

Retirement/Aged Care - 0.0%

Five Star Quality Care, Inc.†	24,000	111,360

Savings & Loans/Thrifts - 0.8%

Banc of California, Inc.	10,000	120,200
Bank Mutual Corp.	26,600	175,294
Capitol Federal Financial, Inc.	43,140	532,779
ESSA Bancorp, Inc.	9,000	101,880
First Defiance Financial Corp.	5,800	161,820
First Niagara Financial Group, Inc.	50,900	442,830
Fox Chase Bancorp, Inc.	5,000	85,450
Hampden Bancorp, Inc.	7,500	127,650
Home Bancorp, Inc.†	6,600	147,444
Lake Shore Bancorp, Inc.#	10,000	123,300
Louisiana Bancorp, Inc.	5,700	114,798
Meta Financial Group, Inc.	5,200	197,600
Naugatuck Valley Financial Corp.†#	9,500	76,000
Oneida Financial Corp.	6,000	78,660
Pacific Premier Bancorp, Inc.†	6,000	89,100
Territorial Bancorp, Inc.	4,000	82,240
United Community Financial Corp.	26,500	121,370
Westfield Financial, Inc.	16,000	116,160

		2,894,575

Schools - 0.0%

Learning Tree International, Inc.†	14,700	34,398
Lincoln Educational Services Corp.	20,000	51,400

		85,798

Seismic Data Collection - 0.1%

Dawson Geophysical Co.	5,100	115,362
TGC Industries, Inc.†	20,065	80,260

		195,622

Semiconductor Components-Integrated Circuits - 1.3%

Integrated Device Technology, Inc.†	150,371	2,473,603
Pericom Semiconductor Corp.†	7,000	68,460
Power Integrations, Inc.	35,839	2,142,455

		4,684,518

Semiconductor Equipment - 1.1%

Cascade Microtech, Inc.†	15,400	169,400
Entegris, Inc.†	163,733	1,987,719
Mattson Technology, Inc.†	34,500	84,870
Ultra Clean Holdings, Inc.†	14,700	141,855
Veeco Instruments, Inc.†	45,365	1,604,560

		3,988,404

Steel Pipe & Tube - 0.2%

Mueller Water Products, Inc., Class A	27,900	257,517
Valmont Industries, Inc.#	3,400	478,550

		736,067

Steel-Producers - 0.1%

Friedman Industries, Inc.	10,000	82,300
Ryerson Holding Corp†	10,400	113,880
Schnitzer Steel Industries, Inc., Class A	9,700	268,593

		464,773

Storage/Warehousing - 0.2%

Mobile Mini, Inc.	14,000	548,380

Telecom Equipment-Fiber Optics - 0.9%

Finisar Corp.†#	91,251	1,853,308
JDS Uniphase Corp.†	101,040	1,167,012
KVH Industries, Inc.†	14,357	178,457

		3,198,777

Telecom Services - 0.2%

Allot Communications, Ltd.†#	13,000	140,790
Hawaiian Telcom Holdco, Inc.†#	5,000	137,500
Premiere Global Services, Inc.†	12,410	163,440
Straight Path Communications, Inc., Class B†	5,950	56,823
Telecity Group PLC	14,472	178,030

tw telecom, Inc.†	3,800	155,933

		832,516

Telecommunication Equipment - 0.8%

ADTRAN, Inc.	19,000	438,520
ARRIS Group, Inc.†	76,012	2,326,727
Aware, Inc.	14,500	59,740
ShoreTel, Inc.†	20,000	134,000
Westell Technologies, Inc., Class A† Class A	41,700	80,064

		3,039,051

Telephone-Integrated - 0.1%

Alaska Communications Systems Group, Inc.†	77,000	135,520
Enventis Corp.	9,800	174,342
IDT Corp., Class B	11,900	186,949

		496,811

Textile-Apparel - 0.0%

Cherokee, Inc.	6,400	113,984

Textile-Products - 0.1%

Culp, Inc.	12,300	224,967
Dixie Group, Inc.†	10,000	96,500

		321,467

Therapeutics - 0.1%

AVANIR Pharmaceuticals, Inc.†#	47,000	292,340
Esperion Therapeutics, Inc.†#	10,500	163,695

		456,035

Transactional Software - 0.6%

Bottomline Technologies de, Inc.†	79,065	2,226,470

Transport-Equipment & Leasing - 0.1%

Willis Lease Finance Corp.†	10,000	211,800

Transport-Marine - 0.7%

Horizon North Logistics, Inc.	18,800	105,645
Navigator Holdings, Ltd.†	4,400	129,756
Scorpio Tankers, Inc.#	232,611	2,223,761

		2,459,162

Transport-Services - 0.1%

Matson, Inc.	4,800	129,552
Radiant Logistics, Inc.†	25,000	77,500
UTi Worldwide, Inc.†	11,600	106,488
XPO Logistics, Inc.†#	1	31

		313,571

Transport-Truck - 3.3%

Celadon Group, Inc.	110,032	2,304,070
Covenant Transportation Group, Inc., Class A†	14,200	197,380
Heartland Express, Inc.	104,671	2,454,535
Knight Transportation, Inc.	25,875	655,931
Landstar System, Inc.	44,283	3,005,266
Old Dominion Freight Line, Inc.†	49,283	3,285,698
Saia, Inc.†	4,000	189,880

		12,092,760

Vitamins & Nutrition Products - 0.1%

Nutraceutical International Corp.†	8,200	198,768
Omega Protein Corp.†	9,000	135,630

		334,398

Water - 0.1%

Artesian Resources Corp., Class A	7,400	156,954
York Water Co.	7,000	141,260

		298,214

Wire & Cable Products - 0.7%

Belden, Inc.	28,275	2,066,054
Encore Wire Corp.	3,900	165,555
General Cable Corp.	7,700	165,319

		2,396,928

Wireless Equipment - 0.2%

Aruba Networks, Inc.†	21,100	450,485
ID Systems, Inc.†	22,000	116,380
Tessco Technologies, Inc.	5,900	190,039

		756,904

Total Common Stocks (cost $267,807,259)		356,986,548

CONVERTIBLE PREFERRED SECURITIES - 0.2%
Computers-Integrated Systems - 0.1%

Apptio Inc.† Series D(2)(5)(7)	5,641	129,179

Data Processing/Management - 0.1%

Cloudera, Inc.† Series F(2)(5)(7)	6,715	169,715

Enterprise Software/Service - 0.0%

Plex Systems, Inc.† Series B(2)(5)(7)	50,422	115,683

Internet Infrastructure Software - 0.0%

MongoDB, Inc.†(2)(5)(7)	4,475	74,841

Oil Companies-Exploration & Production - 0.0%

GeoMet, Inc. 9.60%†(1)	4,321	13,179

Total Convertible Preferred Securities (cost $416,437)		502,597

WARRANTS† - 0.0%
Oil Companies-Exploration & Production - 0.0%

FieldPoint Petroleum Corp. Expires 03/23/2018 (strike price $4.00) (cost $19,492)	31,900	21,692

CONVERTIBLE BONDS & NOTES - 0.0%
Machinery-Construction & Mining - 0.0%

Terex Corp. Company Guar. Notes 4.00% due 06/01/2015 (cost $36,000)	36,000	83,588

Total Long-Term Investment Securities (cost $268,279,188)		357,594,425

SHORT-TERM INVESTMENT SECURITIES - 7.2%
Registered Investment Companies - 6.9%
State Street Navigator Securities Lending Prime Portfolio(3)	22,666,307	22,666,307
T. Rowe Price Reserve Investment Fund	2,258,172	2,258,172

		24,924,479

Time Deposits - 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	$1,026,000	1,026,000

Total Short-Term Investment Securities
(cost $25,950,478)		25,950,479

TOTAL INVESTMENTS
(cost $294,229,666)(6)	106.2%	383,544,904
Liabilities in excess of other assets	(6.2)	(22,254,948)

NET ASSETS	100.0%	$361,289,956

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2014.
(2)	Illiquid security. At August 31, 2014, the aggregate value of these securities was $775,967 representing 0.2% of net assets.
(3)	At August 31, 2014, the Fund had loaned securities with a total value of $22,292,415. This was secured by collateral of $22,666,307, which was received in cash and subsequently invested in short-term investments currently valued at $22,666,307 as reported in the portfolio of investments. Additional collateral of $76,484 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2014
United States Treasury Notes/Bonds	0.13% to 3.13%	04/15/2017 to 05/31/2021	$76,484

(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)	See Note 5 for cost of investments on a tax basis
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2014, the Small Cap Fund held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value per Share	% of Net Assets
Common Stock
Coupons.com, Inc.	08/18/2011	6,490	$88,805	$94,209	$14.52	0.03%
Grubhub, Inc.	08/13/2013	5,267	89,931	192,340	36.52	0.05%

Convertible Preferred Securities
Apptio, Inc Series D	03/09/2012	5,641	101,069	129,179	22.90	0.03%
Coudera, Inc. Series F	02/05/2014	6,715	97,770	169,715	25.27	0.05%
MongoDB, Inc.	10/02/2013	4,475	74,840	74,841	16.72	0.02%
Plex Systems, Inc.	06/09/2014	50,422	115,683	115,683	2.29	0.03%

				$775,967		0.21%

ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Bank-Commercials	$27,317,320	$—	$—	$27,317,320
E-Commerce/Services	444,604	286,549	—	731,153
Other Industries*	328,938,075	—	—	328,938,075
Convertible Preferred Securities
Oil Companies - Exploration & Production	13,179	—	—	13,179
Other Industries*	—	—	489,418	489,418
Warrants	21,692	—	—	21,692
Convertible Bonds & Notes	—	83,588	—	83,588
Short-Term Investment Securities:
Registered Investment Companies	24,924,479	—	—	24,924,479
Time Deposits	—	1,026,000	—	1,026,000

Total	$381,659,349	$1,396,137	$489,418	$383,544,904

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.7%
Advertising Agencies - 0.1%

MDC Partners, Inc., Class A	27,134	$594,235
Tremor Video, Inc.†#	22,663	67,762

		661,997

Advertising Services - 0.1%

Marchex, Inc., Class B	20,982	180,026
Marin Software, Inc.†	16,827	140,505
Millennial Media, Inc.†#	48,159	114,618
Sizmek, Inc.†	14,077	123,878

		559,027

Aerospace/Defense - 0.5%

Aerovironment, Inc.†	12,170	383,842
Cubic Corp.	13,162	587,552
Esterline Technologies Corp.†	20,326	2,382,817
Kratos Defense & Security Solutions, Inc.†	28,559	215,049
National Presto Industries, Inc.#	3,087	202,168
Teledyne Technologies, Inc.†	23,977	2,327,447

		6,098,875

Aerospace/Defense-Equipment - 1.0%

AAR Corp.	25,282	700,311
Astronics Corp.†	10,026	629,031
Curtiss-Wright Corp.	30,789	2,211,882
Ducommun, Inc.†	6,936	215,432
Erickson, Inc.†#	3,867	51,083
GenCorp, Inc.†#	38,208	704,173
HEICO Corp.#	42,486	2,201,200
Kaman Corp.	17,498	711,469
LMI Aerospace, Inc.†	6,872	104,523
Moog, Inc., Class A†	28,425	2,015,333
Orbital Sciences Corp.†	38,698	1,035,945
SIFCO Industries, Inc.	1,620	43,886

		10,624,268

Agricultural Biotech - 0.0%

Marrone Bio Innovations, Inc.†#	7,229	41,567

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.†#	35,632	546,239
Rentech, Inc.†	145,488	325,893

		872,132

Agricultural Operations - 0.2%

Alico, Inc.	1,857	72,497
Andersons, Inc.	18,018	1,239,098
Limoneira Co.#	7,153	173,317
Tejon Ranch Co.†	8,646	243,126

		1,728,038

Airlines - 0.4%

Allegiant Travel Co.	8,818	1,083,379
Hawaiian Holdings, Inc.†#	28,786	449,062
JetBlue Airways Corp.†#	158,839	1,942,601
Republic Airways Holdings, Inc.†	31,807	322,841
SkyWest, Inc.	32,647	292,844

		4,090,727

Alternative Waste Technology - 0.2%

Calgon Carbon Corp.†	34,040	723,010
Darling Ingredients, Inc.†	105,152	2,027,330

		2,750,340

Apparel Manufacturers - 0.3%

Columbia Sportswear Co.	8,774	668,228
G-III Apparel Group, Ltd.†	12,221	1,008,721
Oxford Industries, Inc.	9,289	569,694
Quiksilver, Inc.†	86,778	252,524
Sequential Brands Group, Inc.†#	10,784	143,967
Vince Holding Corp.†	7,139	259,146

		2,902,280

Appliances - 0.1%

iRobot Corp.†#	18,836	610,851

Applications Software - 1.0%

Actuate Corp.†	29,427	130,656
Callidus Software, Inc.†	29,364	337,099
Compuware Corp.	140,358	1,312,347
Cvent, Inc.†#	11,462	287,925
Dealertrack Technologies, Inc.†	34,232	1,532,224
Demandware, Inc.†#	19,195	1,020,214
Ebix, Inc.#	19,563	302,053
Epiq Systems, Inc.	19,850	288,818
Five9, Inc.†#	7,791	45,733
Imperva, Inc.†#	14,126	411,208
inContact, Inc.†	38,794	355,353
Infoblox, Inc.†#	34,421	462,963
Park City Group, Inc.†	6,096	63,703
Paycom Software, Inc.†#	4,163	74,601
PDF Solutions, Inc.†	19,501	389,435
Progress Software Corp.†	32,820	760,111
RealPage, Inc.†#	33,094	533,475
Tangoe, Inc.†#	24,716	344,047
Verint Systems, Inc.†	38,040	1,906,945

		10,558,910

Athletic Equipment - 0.0%

Black Diamond, Inc.†#	14,528	123,198
Nautilus, Inc.†	19,927	235,537

		358,735

Auction House/Art Dealers - 0.1%

Sotheby’s#	38,930	1,588,733

Audio/Video Products - 0.2%

Daktronics, Inc.	24,123	317,459
DTS, Inc.†	10,841	258,991
Skullcandy, Inc.†	12,738	105,598
TiVo, Inc.†	73,381	1,033,938
Universal Electronics, Inc.†	10,167	555,830
VOXX International Corp.†	12,441	123,166

		2,394,982

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.	20,133	1,041,883

Auto-Truck Trailers - 0.1%

Wabash National Corp.†	44,033	622,627

Auto/Truck Parts & Equipment-Original - 1.0%

Accuride Corp.†	24,588	112,121
American Axle & Manufacturing Holdings, Inc.†	43,226	782,391
Cooper-Standard Holding, Inc.†	8,743	572,754
Dana Holding Corp.#	100,156	2,326,624

Federal-Mogul Holdings Corp.†	18,417	314,378
Fuel Systems Solutions, Inc.†	9,049	91,666
Gentherm, Inc.†	22,537	1,100,932
Meritor, Inc.†	62,516	852,093
Miller Industries, Inc.	7,221	136,621
Modine Manufacturing Co.†	30,452	433,027
Spartan Motors, Inc.	22,022	114,955
Strattec Security Corp.	2,216	177,812
Superior Industries International, Inc.	15,088	293,462
Tenneco, Inc.†	38,898	2,492,584
Titan International, Inc.#	28,146	408,117
Tower International, Inc.†	13,162	441,322

		10,650,859

Auto/Truck Parts & Equipment-Replacement - 0.2%

Commercial Vehicle Group, Inc.†	16,904	135,570
Dorman Products, Inc.†#	17,266	774,035
Douglas Dynamics, Inc.	14,230	283,746
Motorcar Parts of America, Inc.†	9,637	292,194
Remy International, Inc.	9,124	201,640
Standard Motor Products, Inc.	12,652	475,842

		2,163,027

B2B/E-Commerce - 0.1%

Covisint Corp.†#	4,784	23,011
ePlus, Inc.†	3,330	194,705
Global Sources, Ltd.†#	11,352	80,940
SPS Commerce, Inc.†	10,352	579,091
TechTarget, Inc.†#	10,591	91,718

		969,465

Banks-Commercial - 6.7%

1st Source Corp.	9,582	287,556
1st United Bancorp, Inc.	18,867	164,143
American National Bankshares, Inc.	5,051	111,829
Ameris Bancorp	16,074	367,934
Ames National Corp.#	5,265	121,358
Arrow Financial Corp.	6,847	182,267
BancFirst Corp.#	4,547	289,371
Bancorp, Inc.†	21,132	205,192
BancorpSouth, Inc.	61,358	1,298,949
Bank of Kentucky Financial Corp.	4,013	147,518
Bank of Marin Bancorp	3,778	184,706
Bank of the Ozarks, Inc.	50,895	1,626,095
Banner Corp.	12,508	492,565
BBCN Bancorp, Inc.	50,789	741,519
BNC Bancorp	12,749	216,478
Bridge Bancorp, Inc.	7,429	184,685
Bridge Capital Holdings†	6,270	140,260
Bryn Mawr Bank Corp.	8,740	257,131
Camden National Corp.	4,740	173,294
Capital Bank Financial Corp., Class A†	15,484	378,893
Capital City Bank Group, Inc.	6,798	95,308
Cardinal Financial Corp.	20,421	364,923
Cascade Bancorp†	19,828	102,312
Cass Information Systems, Inc.	7,367	345,660
Cathay General Bancorp	50,871	1,324,681
Centerstate Banks, Inc.	22,707	237,288
Central Pacific Financial Corp.	10,940	192,325
Century Bancorp, Inc., Class A	2,226	80,091
Chemical Financial Corp.	19,082	541,356
Citizens & Northern Corp.#	7,942	156,616
City Holding Co.	10,032	428,567
CNB Financial Corp.	9,242	156,190
CoBiz Financial, Inc.	22,902	264,518
Columbia Banking System, Inc.	33,607	874,118
Community Bank System, Inc.#	25,992	918,557
Community Trust Bancorp, Inc.	9,984	354,632
CommunityOne Bancorp†	7,389	70,196
ConnectOne Bancorp, Inc.	14,449	280,022
CU Bancorp†#	6,378	119,332
Customers Bancorp, Inc.†	16,324	303,300
CVB Financial Corp.	67,662	1,051,467
Eagle Bancorp, Inc.†	14,543	487,627
Enterprise Bancorp, Inc.	4,777	94,728
Enterprise Financial Services Corp.	12,621	220,110
Fidelity Southern Corp.	10,581	146,758
Financial Institutions, Inc.	8,850	212,577
First Bancorp	12,584	223,618
First BanCorp†	66,602	346,996
First Bancorp, Inc.	6,129	103,458
First Busey Corp.	46,319	266,334
First Business Financial Services, Inc.	2,521	115,109
First Citizens BancShares, Inc., Class A	4,835	1,111,035
First Commonwealth Financial Corp.	60,081	532,318
First Community Bancshares, Inc.	10,460	170,707
First Connecticut Bancorp, Inc.	10,321	157,911
First Financial Bancorp	36,872	612,444
First Financial Bankshares, Inc.#	40,917	1,202,551
First Financial Corp.	7,335	237,067
First Interstate BancSystem, Inc.	11,566	306,730
First Merchants Corp.	23,017	469,777
First Midwest Bancorp, Inc.	48,091	810,333
First NBC Bank Holding Co.†	9,540	306,329
First of Long Island Corp.	5,142	179,302
FirstMerit Corp.	105,649	1,820,861
FNB Corp.#	106,334	1,314,288
Franklin Financial Corp.†	6,192	122,973
German American Bancorp, Inc.	8,440	228,640
Glacier Bancorp, Inc.	47,579	1,295,100
Great Southern Bancorp, Inc.	6,616	209,529
Guaranty Bancorp	9,418	131,193
Hampton Roads Bankshares, Inc.†	21,776	36,584
Hancock Holding Co.	52,573	1,747,527
Hanmi Financial Corp.	20,345	418,090
Heartland Financial USA, Inc.	10,050	240,396
Heritage Commerce Corp.	13,303	110,681
Heritage Financial Corp.	19,287	315,535
Heritage Oaks Bancorp	14,329	101,879
Home BancShares, Inc.	34,591	1,029,082
Horizon Bancorp	5,879	130,220
Hudson Valley Holding Corp.	9,413	167,269
Iberiabank Corp.	20,077	1,310,024
Independent Bank Corp.	14,647	177,815
Independent Bank Corp.	15,270	562,089
International Bancshares Corp.	34,749	915,984
Lakeland Bancorp, Inc.	24,224	250,234

Lakeland Financial Corp.	10,565	411,401
Macatawa Bank Corp.	16,737	85,526
MainSource Financial Group, Inc.	13,051	225,130
MB Financial, Inc.	42,428	1,200,299
Mercantile Bank Corp.	10,751	203,731
Merchants Bancshares, Inc.	3,291	97,348
Metro Bancorp, Inc.†	9,059	210,712
MidSouth Bancorp, Inc.	5,324	101,742
MidWestOne Financial Group, Inc.	4,459	106,035
National Bankshares, Inc.	4,439	128,909
National Penn Bancshares, Inc.	75,102	751,020
NBT Bancorp, Inc.	27,914	670,215
NewBridge Bancorp†	21,481	160,463
Northrim BanCorp, Inc.	4,363	106,544
OFG Bancorp	28,759	457,268
Old Line Bancshares, Inc.	5,354	79,614
Old National Bancorp	67,541	884,112
OmniAmerican Bancorp, Inc.	7,381	191,611
Opus Bank†	3,275	103,785
Pacific Continental Corp.	11,489	154,872
Palmetto Bancshares, Inc.#	2,858	40,012
Park National Corp.	8,177	636,498
Park Sterling Corp.	28,536	194,901
Peapack Gladstone Financial Corp.	7,689	144,246
Penns Woods Bancorp, Inc.	3,080	140,078
Peoples Bancorp, Inc.	6,964	166,927
Peoples Financial Services Corp.#	4,823	243,513
Pinnacle Financial Partners, Inc.	22,725	814,919
Preferred Bank†	7,494	180,006
PrivateBancorp, Inc.	45,763	1,350,466
Prosperity Bancshares, Inc.	44,554	2,691,062
Renasant Corp.	20,116	581,956
Republic Bancorp, Inc., Class A	6,335	144,185
Republic First Bancorp, Inc.†	19,763	88,341
S&T Bancorp, Inc.	18,987	473,536
Sandy Spring Bancorp, Inc.	16,011	386,986
Seacoast Banking Corp. of Florida†	12,389	129,961
ServisFirst Bancshares, Inc.	1,197	36,114
Sierra Bancorp	7,758	134,756
Simmons First National Corp., Class A	10,422	416,046
South State Corp.	15,412	902,527
Southside Bancshares, Inc.#	12,028	413,162
Southwest Bancorp, Inc.	12,644	209,005
Square 1 Financial, Inc., Class A†	3,820	73,306
State Bank Financial Corp.	20,525	343,999
Stock Yards Bancorp, Inc.	9,368	282,258
Stonegate Bank#	6,359	172,583
Suffolk Bancorp	7,394	154,017
Sun Bancorp, Inc./NJ†	5,420	101,571
Susquehanna Bancshares, Inc.	119,879	1,237,151
Talmer Bancorp, Inc., Class A	11,437	167,666
Texas Capital Bancshares, Inc.†	27,512	1,485,098
Tompkins Financial Corp.	9,493	434,684
TowneBank	18,874	276,693
TriCo Bancshares#	10,302	230,250
TriState Capital Holdings, Inc.†	14,108	134,449
TrustCo Bank Corp.	60,484	424,598
Trustmark Corp.	43,089	1,022,717
UMB Financial Corp.	24,107	1,392,179
Umpqua Holdings Corp.	106,447	1,859,629
Union Bankshares Corp.	29,564	698,597
United Bankshares, Inc.#	44,134	1,454,215
United Community Banks, Inc.	31,955	541,957
Univest Corp. of Pennsylvania	10,378	198,220
Valley National Bancorp.#	128,086	1,280,860
ViewPoint Financial Group, Inc.	25,523	664,874
Washington Trust Bancorp, Inc.	9,384	330,129
Webster Financial Corp.	57,706	1,702,327
WesBanco, Inc.	16,789	521,298
West Bancorporation, Inc.	10,214	153,721
Westamerica Bancorporation#	16,809	813,051
Western Alliance Bancorp†	48,207	1,138,167
Wilshire Bancorp, Inc.	44,884	438,068
Wintrust Financial Corp.	29,736	1,384,806
Yadkin Financial Corp.†	12,994	244,027

		74,989,719

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.	51,118	620,573

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	11,835	167,939

Banks-Super Regional - 0.0%

Independent Bank Group, Inc.	5,842	295,664

Batteries/Battery Systems - 0.2%

EnerSys	29,978	1,927,286

Beverages-Non-alcoholic - 0.0%

Coca-Cola Bottling Co. Consolidated	2,975	221,221
National Beverage Corp.†	7,290	133,626

		354,847

Bicycle Manufacturing - 0.0%

Fox Factory Holding Corp.†	7,139	108,656

Brewery - 0.1%

Boston Beer Co., Inc., Class A†	5,325	1,176,719
Craft Brew Alliance, Inc.†	7,022	92,690

		1,269,409

Broadcast Services/Program - 0.1%

Crown Media Holdings, Inc., Class A†	22,157	76,442
Hemisphere Media Group, Inc.†#	5,341	61,368
Nexstar Broadcasting Group, Inc., Class A#	19,565	892,946
World Wrestling Entertainment, Inc., Class A#	18,998	276,231

		1,306,987

Building & Construction Products-Misc. - 0.5%

Builders FirstSource, Inc.†#	29,176	201,314
Drew Industries, Inc.	15,095	670,067
Gibraltar Industries, Inc.†	19,709	313,570
Louisiana-Pacific Corp.†#	90,172	1,286,755
NCI Building Systems, Inc.†#	17,930	357,883
Nortek, Inc.†	5,828	485,589
Patrick Industries, Inc.†	5,209	217,163

Ply Gem Holdings, Inc.†#	13,642	160,839
Quanex Building Products Corp.	23,952	432,573
Simpson Manufacturing Co., Inc.	26,407	853,474
Stock Building Supply Holdings, Inc.†	9,314	158,338
Trex Co., Inc.†#	21,464	807,047

		5,944,612

Building & Construction-Misc. - 0.3%

Aegion Corp.†#	24,264	598,350
Comfort Systems USA, Inc.	24,070	365,864
Dycom Industries, Inc.†	21,690	676,945
Layne Christensen Co.†#	12,671	144,196
MasTec, Inc.†	39,633	1,208,806
MYR Group, Inc.†	13,615	318,319

		3,312,480

Building Products-Air & Heating - 0.0%

AAON, Inc.	26,991	503,652

Building Products-Cement - 0.1%

Continental Building Products, Inc.†	7,486	119,701
Headwaters, Inc.†	46,925	609,556
US Concrete, Inc.†#	9,063	230,109

		959,366

Building Products-Doors & Windows - 0.2%

Apogee Enterprises, Inc.	18,597	678,976
Griffon Corp.	25,467	317,574
Masonite International Corp.†	18,804	1,075,213
PGT, Inc.†	30,182	315,402

		2,387,165

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	13,762	96,747

Building Products-Wood - 0.1%

Boise Cascade Co.†	25,177	756,821
Universal Forest Products, Inc.	12,810	606,553

		1,363,374

Building-Heavy Construction - 0.2%

Granite Construction, Inc.	24,983	881,150
Orion Marine Group, Inc.†	17,515	177,077
Sterling Construction Co., Inc.†	11,995	102,197
Tutor Perini Corp.†	23,812	711,503

		1,871,927

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	35,692	949,407

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	5,648	403,437
Winnebago Industries, Inc.†	17,404	430,401

		833,838

Building-Residential/Commercial - 0.7%

AV Homes, Inc.†	7,218	114,983
Beazer Homes USA, Inc.†	17,073	321,826
Hovnanian Enterprises, Inc., Class A†#	74,596	313,303
Installed Building Products, Inc.†#	5,474	73,187
KB Home#	53,506	949,732
LGI Homes, Inc.†	9,135	174,661
M/I Homes, Inc.†	15,633	355,807
MDC Holdings, Inc.#	24,946	723,684
Meritage Homes Corp.†	24,991	1,031,379
New Home Co., Inc.†	5,359	76,151
Ryland Group, Inc.#	29,976	1,112,110
Standard Pacific Corp.†#	92,495	774,183
TRI Pointe Homes, Inc.†	93,168	1,378,886
UCP, Inc., Class A†	4,996	63,699
WCI Communities, Inc.†#	7,491	149,445
William Lyon Homes, Class A†	11,211	286,217

		7,899,253

Capacitors - 0.0%

Kemet Corp.†	28,983	146,074

Casino Hotels - 0.1%

Boyd Gaming Corp.†#	49,543	527,633
Caesars Entertainment Corp.†#	32,759	440,281
Monarch Casino & Resort, Inc.†	6,076	77,287

		1,045,201

Casino Services - 0.1%

Multimedia Games Holding Co., Inc.†	18,920	526,165
Scientific Games Corp., Class A†	32,385	328,708

		854,873

Cellular Telecom - 0.0%

Comverse, Inc.†	14,320	353,561
Leap Wireless CVR(1)(2)	35,827	0
NTELOS Holdings Corp.#	10,825	142,782
Vringo, Inc.†#	45,648	46,104

		542,447

Chemicals-Diversified - 0.5%

Aceto Corp.	18,356	352,802
Axiall Corp.	44,676	1,857,628
Innophos Holdings, Inc.	14,019	815,205
Innospec, Inc.	15,581	657,207
Olin Corp.#	50,481	1,377,626

		5,060,468

Chemicals-Other - 0.1%

American Vanguard Corp.#	18,369	246,880
Taminco Corp.†	18,214	436,225

		683,105

Chemicals-Plastics - 0.3%

A. Schulman, Inc.	18,660	724,568
Landec Corp.†	17,110	224,654
PolyOne Corp.	60,139	2,358,652

		3,307,874

Chemicals-Specialty - 1.1%

Balchem Corp.	19,434	999,685
Chemtura Corp.†	61,381	1,515,497
Ferro Corp.†	45,822	617,680
H.B. Fuller Co.	32,008	1,505,656
Hawkins, Inc.	6,781	249,541
KMG Chemicals, Inc.	6,139	104,056
Kraton Performance Polymers, Inc.†	20,942	425,751

Minerals Technologies, Inc.	22,032	1,379,644
Oil-Dri Corp. of America	3,122	93,473
OM Group, Inc.	20,516	545,725
OMNOVA Solutions, Inc.†	30,261	253,890
Quaker Chemical Corp.	8,451	659,178
Sensient Technologies Corp.	31,601	1,773,132
Stepan Co.	12,285	593,243
Tronox, Ltd., Class A	39,266	1,192,116
Zep, Inc.	14,688	233,245

		12,141,512

Circuit Boards - 0.1%

Multi-Fineline Electronix, Inc.†	5,723	57,974
Park Electrochemical Corp.	13,342	375,444
TTM Technologies, Inc.†#	34,579	264,529

		697,947

Coal - 0.3%

Alpha Natural Resources, Inc.†#	141,425	558,629
Arch Coal, Inc.#	135,631	413,674
Cloud Peak Energy, Inc.†	38,930	611,590
Hallador Energy Co.	6,628	89,147
SunCoke Energy, Inc.†	44,582	1,070,414
Walter Energy, Inc.#	42,057	235,099
Westmoreland Coal Co.†	8,516	357,757

		3,336,310

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.	13,382	211,569

Coffee - 0.0%

Farmer Bros. Co.†	4,774	111,568

Commercial Services - 0.8%

Care.com, Inc.†#	4,197	38,486
Collectors Universe, Inc.#	4,407	88,801
Convergys Corp.	64,834	1,244,813
ExlService Holdings, Inc.†	20,876	569,289
Healthcare Services Group, Inc.	44,896	1,227,008
HMS Holdings Corp.†#	56,013	1,280,457
Medifast, Inc.†#	8,390	281,904
National Research Corp., Class A†	6,343	88,739
Performant Financial Corp.†	19,021	182,982
PHH Corp.†#	36,664	878,469
Providence Service Corp.†	7,364	335,283
RPX Corp.†	33,871	514,501
ServiceSource International, Inc.†#	43,728	166,166
SFX Entertainment, Inc.†#	28,229	199,579
SP Plus Corp.†	9,824	212,690
Team, Inc.†	13,063	521,344
TeleTech Holdings, Inc.†	11,207	300,908
Weight Watchers International, Inc.#	17,689	436,741

		8,568,160

Commercial Services-Finance - 0.9%

Cardtronics, Inc.†	28,420	1,008,910
CBIZ, Inc.†#	26,528	228,141
Euronet Worldwide, Inc.†	32,559	1,735,395
EVERTEC, Inc.	41,963	966,408
Global Cash Access Holdings, Inc.†	42,064	328,520
Green Dot Corp., Class A†	19,888	375,684
Heartland Payment Systems, Inc.	22,897	1,093,789
Liberty Tax, Inc.†	2,434	82,488
MoneyGram International, Inc.†	18,641	262,092
PRGX Global, Inc.†	19,213	119,505
Tree.com, Inc.†	4,086	130,711
WEX, Inc.†	24,758	2,813,747
Xoom Corp.†	19,751	451,508

		9,596,898

Communications Software - 0.1%

Audience, Inc.†#	8,947	76,765
Digi International, Inc.†	16,211	135,200
Jive Software, Inc.†#	27,191	189,793
Mavenir Systems, Inc.†	6,171	69,362
Seachange International, Inc.†	20,998	159,375

		630,495

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	58,827	2,417,201

Computer Data Security - 0.0%

A10 Networks, Inc.†#	8,125	94,738
Qualys, Inc.†	12,849	312,231
Varonis Systems, Inc.†#	3,403	80,991

		487,960

Computer Graphics - 0.1%

Monotype Imaging Holdings, Inc.	25,253	742,186

Computer Services - 1.2%

Barracuda Networks, Inc.†#	5,067	125,915
CACI International, Inc., Class A†	15,012	1,082,666
Carbonite, Inc.†	11,311	120,575
Ciber, Inc.†	49,605	189,491
Computer Task Group, Inc.	9,621	122,956
Engility Holdings, Inc.†	11,217	394,165
EPAM Systems, Inc.†	22,748	856,462
FleetMatics Group PLC†#	23,859	783,052
iGATE Corp.†	23,505	879,557
Insight Enterprises, Inc.†	26,154	686,281
j2 Global, Inc.	30,383	1,623,971
KEYW Holding Corp.†#	20,899	247,235
LivePerson, Inc.†	34,630	447,073
Luxoft Holding, Inc.†#	5,010	180,310
Manhattan Associates, Inc.†	48,423	1,398,456
Science Applications International Corp.	26,854	1,238,507
Sykes Enterprises, Inc.†	25,170	527,060
Syntel, Inc.†#	9,915	886,104
Unisys Corp.†	32,655	764,454
Virtusa Corp.†	16,613	565,673

		13,119,963

Computer Software - 0.5%

AVG Technologies NV†	22,263	390,493
Blackbaud, Inc.	29,493	1,146,983
Cornerstone OnDemand, Inc.†#	33,956	1,271,313
Envestnet, Inc.†	21,755	1,000,947
Guidance Software, Inc.†#	11,385	89,144
SS&C Technologies Holdings, Inc.†	43,522	1,969,806

		5,868,686

Computers - 0.0%

Silicon Graphics International Corp.†#	22,079	216,374

Computers-Integrated Systems - 0.3%

Agilysys, Inc.†	9,364	116,863
Cray, Inc.†#	25,998	733,404
Maxwell Technologies, Inc.†	19,124	196,403
Mercury Systems, Inc.†	21,246	237,318
MTS Systems Corp.	9,673	687,557
NetScout Systems, Inc.†	23,284	1,072,694
Silver Spring Networks, Inc.†	22,370	232,424
Super Micro Computer, Inc.†	22,051	540,029

		3,816,692

Computers-Memory Devices - 0.2%

Datalink Corp.†	12,584	155,286
Dot Hill Systems Corp.†	38,329	139,518
Nimble Storage, Inc.†#	5,916	159,969
Quantum Corp.†#	140,142	175,177
Spansion, Inc., Class A†	38,573	860,178
Violin Memory, Inc.†#	51,219	216,144

		1,706,272

Computers-Periphery Equipment - 0.3%

Electronics for Imaging, Inc.†	29,764	1,310,807
Immersion Corp.†	18,110	189,793
Synaptics, Inc.†	23,015	1,889,531

		3,390,131

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†	14,428	126,678

Consulting Services - 0.9%

Advisory Board Co.†	23,386	1,159,946
Civeo Corp.	59,990	1,524,346
Corporate Executive Board Co.	21,595	1,423,542
CRA International, Inc.†	6,409	172,466
Forrester Research, Inc.	6,975	271,048
Franklin Covey Co.†	6,998	133,452
FTI Consulting, Inc.†	26,102	968,384
Hackett Group, Inc.	16,025	100,477
Hill International, Inc.†	15,391	67,720
Huron Consulting Group, Inc.†	15,047	910,042
ICF International, Inc.†	12,742	430,425
Information Services Group, Inc.†	20,863	88,668
MAXIMUS, Inc.	43,253	1,782,024
Navigant Consulting, Inc.†	31,402	511,539
Pendrell Corp.†	104,806	161,401

		9,705,480

Consumer Products-Misc. - 0.3%

Central Garden and Pet Co., Class A†	27,598	248,658
CSS Industries, Inc.	5,939	150,138
Helen of Troy, Ltd.†	18,270	1,063,680
Tumi Holdings, Inc.†#	32,361	727,475
WD-40 Co.	9,570	657,459

		2,847,410

Containers-Paper/Plastic - 0.4%

AEP Industries, Inc.†	2,868	121,460
Berry Plastics Group, Inc.†	57,453	1,385,192
Graphic Packaging Holding Co.†	208,893	2,671,741
UFP Technologies, Inc.†	3,878	90,474

		4,268,867

Cosmetics & Toiletries - 0.1%

Elizabeth Arden, Inc.†#	16,541	282,851
Inter Parfums, Inc.	10,625	323,638
Revlon, Inc., Class A†	7,258	246,554

		853,043

Data Processing/Management - 0.5%

Acxiom Corp.†	49,168	911,821
Amber Road, Inc.†	5,701	85,515
CommVault Systems, Inc.†	30,149	1,662,416
CSG Systems International, Inc.	21,782	603,797
Fair Isaac Corp.	21,897	1,273,748
Kofax, Ltd.†	47,404	375,914
Pegasystems, Inc.	22,646	502,741

		5,415,952

Decision Support Software - 0.1%

Castlight Health, Inc., Class B†#	8,272	98,520
Interactive Intelligence Group, Inc.†#	10,709	458,452
QAD, Inc., Class A	3,907	80,836

		637,808

Diagnostic Equipment - 0.3%

Accelerate Diagnostics, Inc.†#	14,506	293,892
Affymetrix, Inc.†#	46,481	402,990
BioTelemetry, Inc.†	16,863	123,437
Cepheid†#	44,548	1,783,256
GenMark Diagnostics, Inc.†#	26,586	285,800
Oxford Immunotec Global PLC†	8,308	116,810

		3,006,185

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.#	26,551	519,603
OraSure Technologies, Inc.†	35,679	297,206
Quidel Corp.†	18,213	429,827

		1,246,636

Direct Marketing - 0.0%

Harte-Hanks, Inc.	31,455	220,500
ValueVision Media, Inc., Class A†	27,283	127,957

		348,457

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	8,574	536,647
Merit Medical Systems, Inc.†	27,457	343,487
Utah Medical Products, Inc.	2,402	125,120

		1,005,254

Distribution/Wholesale - 0.9%

Beacon Roofing Supply, Inc.†	31,505	898,523
Core-Mark Holding Co., Inc.	14,717	708,771
Houston Wire & Cable Co.	11,349	147,764

MWI Veterinary Supply, Inc.†	8,217	1,167,225
Owens & Minor, Inc.#	40,310	1,386,664
Pool Corp.	28,825	1,633,224
Rentrak Corp.†#	6,344	323,925
ScanSource, Inc.†	18,221	702,602
Speed Commerce, Inc.†	31,167	102,539
Titan Machinery, Inc.†#	11,079	136,382
United Stationers, Inc.	25,165	1,022,957
Watsco, Inc.	16,506	1,526,640

		9,757,216

Diversified Financial Services - 0.0%

Ladder Capital Corp., Class A†	9,735	181,071

Diversified Manufacturing Operations - 1.0%

Actuant Corp., Class A	45,374	1,530,465
ARC Group Worldwide, Inc.†	1,960	39,122
AZZ, Inc.	16,342	757,288
Barnes Group, Inc.	34,633	1,185,834
Blount International, Inc.†	31,603	505,016
Chase Corp.	4,304	152,792
EnPro Industries, Inc.†	14,515	985,569
Fabrinet†	22,433	363,190
Federal Signal Corp.	40,175	591,376
GP Strategies Corp.†	9,470	238,833
Handy & Harman, Ltd.†	3,125	81,844
Harsco Corp.	51,588	1,248,430
Koppers Holdings, Inc.	13,069	484,991
LSB Industries, Inc.†	12,351	494,658
Lydall, Inc.†	10,872	301,154
NL Industries, Inc.	4,346	38,201
Park-Ohio Holdings Corp.	5,607	325,430
Raven Industries, Inc.	23,276	620,538
Standex International Corp.	8,162	609,130
Tredegar Corp.	15,877	330,400

		10,884,261

Diversified Minerals - 0.2%

Ring Energy, Inc.†#	11,898	204,289
United States Lime & Minerals, Inc.	1,253	78,087
US Silica Holdings, Inc.	34,347	2,466,458

		2,748,834

Diversified Operations - 0.1%

Harbinger Group, Inc.†	53,125	687,969
Horizon Pharma, Inc.†#	41,579	428,264
Resource America, Inc., Class A	8,635	81,342
Tiptree Financial, Inc., Class A#	5,006	36,243

		1,233,818

Diversified Operations/Commercial Services - 0.1%

Chemed Corp.#	11,206	1,183,466
Viad Corp.	13,060	286,536

		1,470,002

Drug Delivery Systems - 0.2%

Antares Pharma, Inc.†#	74,586	175,277
BioDelivery Sciences International, Inc.†#	26,736	427,776
Depomed, Inc.†	37,052	568,748
Heron Therapeutics, Inc.†#	12,416	116,586
Nektar Therapeutics†#	81,129	1,156,900
Revance Therapeutics, Inc.†#	4,419	103,184

		2,548,471

E-Commerce/Products - 0.3%

1-800-flowers.com, Inc., Class A†	15,879	81,777
Blue Nile, Inc.†	7,739	219,787
Chegg, Inc.†#	47,064	325,212
FTD Cos., Inc.†	12,098	400,686
Lands’ End, Inc.†#	10,529	363,040
Overstock.com, Inc.†	7,416	131,041
Shutterfly, Inc.†	24,615	1,255,611
Stamps.com, Inc.†	9,077	305,532

		3,082,686

E-Commerce/Services - 0.3%

Angie’s List, Inc.†#	27,865	213,725
Borderfree, Inc.†#	3,817	53,476
ChannelAdvisor Corp.†#	13,226	214,261
Coupons.com, Inc.†#	7,709	117,793
GrubHub, Inc.†#	5,706	219,339
Move, Inc.†	25,287	402,063
Orbitz Worldwide, Inc.†	32,964	270,305
RetailMeNot, Inc.†#	19,673	366,901
TrueCar, Inc.†#	4,968	102,689
Trulia, Inc.†#	23,592	1,453,975

		3,414,527

E-Marketing/Info - 0.4%

comScore, Inc.†	22,144	848,337
Constant Contact, Inc.†	20,056	625,145
Conversant, Inc.†#	42,807	1,178,905
Liquidity Services, Inc.†#	16,970	258,623
Marketo, Inc.†#	16,379	479,577
New Media Investment Group, Inc.	19,178	335,040
QuinStreet, Inc.†	22,164	106,166
ReachLocal, Inc.†#	8,450	44,447
Rocket Fuel, Inc.†#	11,726	191,016
Rubicon Project, Inc.†	5,056	49,245
YuMe, Inc.†#	11,582	61,153

		4,177,654

E-Services/Consulting - 0.1%

Cinedigm Corp., Class A†	48,890	91,424
Perficient, Inc.†	22,081	380,235
Sapient Corp.†	73,225	1,062,495

		1,534,154

Educational Software - 0.0%

2U, Inc.†#	6,556	123,908
Rosetta Stone, Inc.†	13,562	118,668

		242,576

Electric Products-Misc. - 0.2%

GrafTech International, Ltd.†	75,093	655,562
Graham Corp.	6,436	196,684
Littelfuse, Inc.	14,382	1,321,850

		2,174,096

Electric-Distribution - 0.0%

EnerNOC, Inc.†	17,264	339,065

Electric-Generation - 0.0%

Atlantic Power Corp.#	77,109	305,352

Electric-Integrated - 1.6%

ALLETE, Inc.#	27,064	1,317,205
Ameresco, Inc., Class A†#	12,690	106,723
Avista Corp.#	38,443	1,247,860
Black Hills Corp.	28,515	1,532,111
Cleco Corp.	38,566	2,175,894
El Paso Electric Co.	25,755	1,013,202
Empire District Electric Co.	27,605	713,589
IDACORP, Inc.	32,141	1,823,038
MGE Energy, Inc.	22,150	891,094
NorthWestern Corp.	25,005	1,207,241
Otter Tail Corp.	23,303	663,902
Pike Corp.†	17,517	208,803
PNM Resources, Inc.	50,893	1,333,906
Portland General Electric Co.	49,952	1,721,845
UIL Holdings Corp.	36,120	1,345,470
Unitil Corp.	8,873	289,171

		17,591,054

Electronic Components-Misc. - 0.7%

Bel Fuse, Inc., Class B	6,406	150,797
Benchmark Electronics, Inc.†	34,445	848,380
CTS Corp.	21,597	382,915
GSI Group, Inc.†	19,409	248,824
InvenSense, Inc.†#	45,411	1,173,875
Methode Electronics, Inc.	24,228	816,968
NVE Corp.†	3,096	213,624
OSI Systems, Inc.†	12,741	888,812
Plexus Corp.†	21,672	892,670
Rogers Corp.†	11,579	696,824
Sanmina Corp.†	52,596	1,234,954
Sparton Corp.†	6,470	186,077
Stoneridge, Inc.†	18,046	224,853
Viasystems Group, Inc.†	3,306	35,209
Vishay Precision Group, Inc.†	8,131	124,404

		8,119,186

Electronic Components-Semiconductors - 1.9%

Alpha & Omega Semiconductor, Ltd.†	13,807	127,300
Ambarella, Inc.†#	18,404	630,337
Amkor Technology, Inc.†	54,521	567,018
Applied Micro Circuits Corp.†#	49,819	421,967
Cavium, Inc.†	33,760	1,896,637
CEVA, Inc.†	13,408	203,265
Diodes, Inc.†	23,286	592,629
DSP Group, Inc.†	14,150	127,067
Entropic Communications, Inc.†	56,774	149,316
Fairchild Semiconductor International, Inc.†	79,820	1,400,841
GT Advanced Technologies, Inc.†#	87,144	1,552,035
Inphi Corp.†	20,006	301,090
Integrated Silicon Solution, Inc.	19,302	286,249
International Rectifier Corp.†	45,537	1,794,158
Intersil Corp., Class A	82,278	1,237,872
IXYS Corp.	15,619	187,272
Kopin Corp.†	42,148	167,328
Lattice Semiconductor Corp.†	75,193	564,699
Microsemi Corp.†	60,677	1,616,435
Monolithic Power Systems, Inc.	24,666	1,178,541
OmniVision Technologies, Inc.†	35,832	971,405
Peregrine Semiconductor Corp.†	17,744	220,913
PMC-Sierra, Inc.†	110,770	817,483
QLogic Corp.†	55,715	504,221
QuickLogic Corp.†#	35,233	119,440
Rambus, Inc.†	72,675	901,897
Rubicon Technology, Inc.†#	16,712	104,283
Semtech Corp.†	42,952	1,119,114
Silicon Image, Inc.†	50,051	253,258
Silicon Laboratories, Inc.†	27,763	1,258,497

		21,272,567

Electronic Design Automation - 0.1%

Mentor Graphics Corp.	61,873	1,349,450

Electronic Measurement Instruments - 0.4%

Badger Meter, Inc.	9,226	480,490
CUI Global, Inc.†	13,180	97,664
ESCO Technologies, Inc.	16,964	610,704
FARO Technologies, Inc.†	11,011	638,748
Itron, Inc.†	25,124	1,060,736
Measurement Specialties, Inc.†	10,205	875,793
Mesa Laboratories, Inc.	1,781	126,807

		3,890,942

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	5,024	290,890
Taser International, Inc.†	34,417	539,314

		830,204

Electronics-Military - 0.0%

M/A-COM Technology Solutions Holdings, Inc.†	7,685	181,981

Energy-Alternate Sources - 0.5%

Amyris, Inc.†#	17,293	72,977
Clean Energy Fuels Corp.†#	44,838	447,035
Enphase Energy, Inc.†	11,679	164,440
FuelCell Energy, Inc.†#	141,115	358,432
FutureFuel Corp.	13,907	193,585
Green Plains, Inc.#	23,900	1,068,091
Pacific Ethanol, Inc.†	12,948	299,228
Pattern Energy Group, Inc.	25,215	812,806
Plug Power, Inc.†#	106,751	595,671
Renewable Energy Group, Inc.†#	22,065	268,310
REX American Resources Corp.†	4,011	428,495
Solazyme, Inc.†#	48,542	455,324

		5,164,394

Engineering/R&D Services - 0.3%

Argan, Inc.	8,001	320,440
EMCOR Group, Inc.	42,988	1,857,082
Exponent, Inc.	8,372	611,658
Mistras Group, Inc.†	10,459	224,450
VSE Corp.	2,652	157,343

		3,170,973

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.#	29,853	601,240
Power Solutions International, Inc.†#	2,864	195,754

		796,994

Enterprise Software/Service - 1.5%

Actua Corp.†	26,299	456,288
Advent Software, Inc.	32,884	1,062,482
American Software, Inc., Class A	15,740	144,808
Benefitfocus, Inc.†#	3,124	103,155
Digital River, Inc.†	20,863	318,578
E2open, Inc.†#	14,813	223,676
Guidewire Software, Inc.†#	43,413	1,977,462
ManTech International Corp., Class A	15,302	443,452
MedAssets, Inc.†	38,965	896,195
MicroStrategy, Inc., Class A†	5,797	805,377
Model N, Inc.†	12,313	113,772
Omnicell, Inc.†	23,388	658,372
OPOWER, Inc.†#	4,963	77,621
Proofpoint, Inc.†#	23,634	942,524
PROS Holdings, Inc.†	15,026	384,515
Qlik Technologies, Inc.†	57,273	1,616,817
Rally Software Development Corp.†#	15,883	183,290
Sapiens International Corp. NV†#	15,661	129,047
SciQuest, Inc.†	17,528	279,922
SYNNEX Corp.†	18,209	1,269,896
Tyler Technologies, Inc.†	21,090	1,878,275
Ultimate Software Group, Inc.†	18,113	2,662,430

		16,627,954

Entertainment Software - 0.2%

Glu Mobile, Inc.†#	57,428	296,329
Take-Two Interactive Software, Inc.†	63,234	1,486,631

		1,782,960

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.	41,503	1,058,326

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.	18,869	1,044,588

Female Health Care Products - 0.0%

Female Health Co.#	13,904	53,669

Filtration/Separation Products - 0.3%

CLARCOR, Inc.	32,213	2,036,184
Polypore International, Inc.†#	28,801	1,291,149

		3,327,333

Finance-Auto Loans - 0.1%

Consumer Portfolio Services, Inc.†	13,422	95,968
Credit Acceptance Corp.†	4,501	554,703
Nicholas Financial, Inc.	6,599	84,665

		735,336

Finance-Commercial - 0.0%

NewStar Financial, Inc.†	17,072	196,840

Finance-Consumer Loans - 0.4%

Encore Capital Group, Inc.†#	16,425	729,106
Nelnet, Inc., Class A	13,300	584,801
Portfolio Recovery Associates, Inc.†#	31,985	1,817,708
Regional Management Corp.†	6,817	115,889
Springleaf Holdings, Inc.†	15,680	521,830
World Acceptance Corp.†#	5,359	419,824

		4,189,158

Finance-Credit Card - 0.1%

Blackhawk Network Holdings, Inc.†#	33,608	926,909

Finance-Investment Banker/Broker - 0.7%

Cowen Group, Inc., Class A†	73,724	301,531
Diamond Hill Investment Group, Inc.#	1,812	237,698
Evercore Partners, Inc., Class A	21,132	1,082,592
FBR & Co.†	5,982	170,966
FXCM, Inc., Class A#	29,106	421,746
Gain Capital Holdings, Inc.#	14,790	93,325
GFI Group, Inc.	48,875	220,915
Greenhill & Co., Inc.#	18,062	885,399
INTL. FCStone, Inc.†	9,861	189,134
Investment Technology Group, Inc.†	23,001	391,707
KCG Holdings, Inc., Class A†	33,720	394,524
Ladenburg Thalmann Financial Services, Inc.†	63,762	228,268
Moelis & Co.#	4,710	170,926
Oppenheimer Holdings, Inc., Class A	6,501	157,064
Piper Jaffray Cos.†	10,393	554,570
RCS Capital Corp., Class A	6,011	133,264
Stifel Financial Corp.†	41,835	2,003,060
SWS Group, Inc.†	18,710	139,764

		7,776,453

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	41,293	789,522
Marlin Business Services Corp.	5,347	105,764

		895,286

Finance-Mortgage Loan/Banker - 0.3%

Arlington Asset Investment Corp., Class A#	12,208	346,951
Ellie Mae, Inc.†#	17,962	643,040
Federal Agricultural Mtg. Corp., Class C	6,658	219,181
Home Loan Servicing Solutions, Ltd.	45,375	993,713
PennyMac Financial Services, Inc., Class A†	8,559	132,065
Stonegate Mtg. Corp.†#	9,133	132,520
Walter Investment Management Corp.†#	24,052	633,770

		3,101,240

Finance-Other Services - 0.4%

BGC Partners, Inc., Class A	111,329	842,761
Higher One Holdings, Inc.†	21,709	84,231
JGWPT Holdings, Inc., Class A†#	7,523	101,560
MarketAxess Holdings, Inc.	24,100	1,419,972
Outerwall, Inc.†#	13,023	767,445
WageWorks, Inc.†	22,430	925,462

		4,141,431

Financial Guarantee Insurance - 0.4%

MGIC Investment Corp.†#	216,286	1,823,291
NMI Holdings, Inc., Class A†#	32,292	312,587
Radian Group, Inc.#	122,033	1,776,800

		3,912,678

Firearms & Ammunition - 0.1%

Smith & Wesson Holding Corp.†#	35,108	388,645
Sturm Ruger & Co., Inc.#	12,395	624,832

		1,013,477

Food-Canned - 0.2%

Seneca Foods Corp., Class A†	5,217	157,397
TreeHouse Foods, Inc.†	26,730	2,205,759

		2,363,156

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	12,019	339,537

Food-Dairy Products - 0.1%

Dean Foods Co.#	59,722	966,302
Lifeway Foods, Inc.†	2,996	41,465

		1,007,767

Food-Flour & Grain - 0.1%

Post Holdings, Inc.†	28,085	1,038,303
Seaboard Corp.†	181	524,764

		1,563,067

Food-Misc./Diversified - 0.6%

Annie’s, Inc.†	10,861	346,357
B&G Foods, Inc.	34,278	1,035,196
Boulder Brands, Inc.†	38,907	523,688
Cal-Maine Foods, Inc.	9,914	784,296
Chiquita Brands International, Inc.†	29,976	416,666
Diamond Foods, Inc.†	13,910	383,499
Inventure Foods, Inc.†	9,778	118,509
J&J Snack Foods Corp.	9,517	901,355
John B. Sanfilippo & Son, Inc.	5,285	162,567
Lancaster Colony Corp.	11,821	1,045,095
Potbelly Corp.†#	9,546	115,507
Senomyx, Inc.†#	27,166	220,860
Snyder’s-Lance, Inc.	30,417	829,167

		6,882,762

Food-Retail - 0.3%

Fairway Group Holdings Corp.†#	11,825	53,094
Fresh Market, Inc.†#	27,358	912,389
Ingles Markets, Inc., Class A	8,456	213,430
Nutrisystem, Inc.	18,392	300,158
SUPERVALU, Inc.†#	129,527	1,236,983
Village Super Market, Inc., Class A	4,309	98,805
Weis Markets, Inc.	7,038	302,282

		3,117,141

Food-Wholesale/Distribution - 0.3%

Calavo Growers, Inc.	8,599	334,931
Chefs’ Warehouse, Inc.†#	11,488	217,008
Fresh Del Monte Produce, Inc.	23,081	737,207
SpartanNash Co.	24,101	517,931
United Natural Foods, Inc.†	31,707	2,038,443

		3,845,520

Footwear & Related Apparel - 0.6%

Crocs, Inc.†	55,927	864,072
Iconix Brand Group, Inc.†	29,263	1,218,219
R.G. Barry Corp.	6,307	119,644
Skechers U.S.A., Inc., Class A†	24,978	1,457,966
Steven Madden, Ltd.†	37,235	1,265,618
Weyco Group, Inc.	4,218	113,759
Wolverine World Wide, Inc.	64,802	1,721,141

		6,760,419

Forestry - 0.0%

Deltic Timber Corp.	7,097	470,105

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.	10,245	190,967
Matthews International Corp., Class A	19,058	879,526

		1,070,493

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	13,841	114,465
Pinnacle Entertainment, Inc.†	38,075	951,494

		1,065,959

Gas-Distribution - 1.0%

Chesapeake Utilities Corp.	6,198	427,476
Laclede Group, Inc.	26,997	1,335,002
New Jersey Resources Corp.	26,922	1,406,136
Northwest Natural Gas Co.#	17,339	788,231
ONE Gas, Inc.#	33,208	1,242,975
Piedmont Natural Gas Co., Inc.	49,796	1,862,370
South Jersey Industries, Inc.	21,071	1,221,065
Southwest Gas Corp.	29,712	1,551,264
WGL Holdings, Inc.	33,162	1,442,215

		11,276,734

Gold Mining - 0.0%

Allied Nevada Gold Corp.†#	66,594	254,389
Gold Resource Corp.#	24,057	149,153

		403,542

Golf - 0.0%

Callaway Golf Co.#	49,535	376,961

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†#	5,853	93,707
US Ecology, Inc.	13,769	588,487

		682,194

Health Care Cost Containment - 0.1%

CorVel Corp.†	7,084	289,735
ExamWorks Group, Inc.†	22,166	730,370

		1,020,105

Healthcare Safety Devices - 0.0%

Tandem Diabetes Care, Inc.†#	5,355	75,773
Unilife Corp.†#	65,681	167,487

		243,260

Heart Monitors - 0.1%

HeartWare International, Inc.†#	10,853	880,178

Home Furnishings - 0.2%

American Woodmark Corp.†	7,866	308,504
Ethan Allen Interiors, Inc.	16,129	406,935
Flexsteel Industries, Inc.	3,125	109,500
Kimball International, Inc., Class B	21,926	348,185
La-Z-Boy, Inc.	33,440	713,609
Norcraft Cos., Inc.†	4,752	78,741
Select Comfort Corp.†	34,676	775,702

		2,741,176

Hotels/Motels - 0.2%

Belmond, Ltd., Class A†	61,716	788,731
Intrawest Resorts Holdings, Inc.†	8,587	98,836
La Quinta Holdings, Inc.†	28,292	558,767
Marcus Corp.	11,485	209,142
Morgans Hotel Group Co.†	18,657	141,047

		1,796,523

Housewares - 0.1%

Libbey, Inc.†	13,723	378,755
Lifetime Brands, Inc.	6,658	114,517
NACCO Industries, Inc., Class A	3,105	161,460

		654,732

Human Resources - 0.8%

AMN Healthcare Services, Inc.†	29,709	449,200
Barrett Business Services, Inc.	4,585	271,386
CDI Corp.	9,008	136,651
Corporate Resource Services, Inc.†	11,217	20,751
Cross Country Healthcare, Inc.†	19,877	158,619
Heidrick & Struggles International, Inc.	11,630	251,906
Insperity, Inc.	14,486	427,482
Kelly Services, Inc., Class A	17,478	292,057
Kforce, Inc.	17,463	350,482
Korn/Ferry International†	31,776	961,224
Monster Worldwide, Inc.†	58,153	335,543
On Assignment, Inc.†	34,711	1,026,057
Paylocity Holding Corp.†	5,352	121,651
Resources Connection, Inc.	24,761	379,091
Team Health Holdings, Inc.†	44,876	2,626,144
TriNet Group, Inc.†	10,045	269,306
TrueBlue, Inc.†	26,411	716,795

		8,794,345

Identification Systems - 0.1%

Brady Corp., Class A	30,654	816,009
Checkpoint Systems, Inc.†	26,627	368,784

		1,184,793

Independent Power Producers - 0.3%

Dynegy, Inc.†	64,112	2,095,180
NRG Yield, Inc., Class A#	12,833	697,987
Ormat Technologies, Inc.	11,333	311,998

		3,105,165

Industrial Audio & Video Products - 0.0%

Turtle Beach Corp.†#	4,481	31,950

Industrial Automated/Robotic - 0.2%

Cognex Corp.†	55,484	2,329,218
Hurco Cos., Inc.	4,142	137,266

		2,466,484

Instruments-Controls - 0.3%

Control4 Corp.†#	7,302	108,508
Watts Water Technologies, Inc., Class A	18,207	1,152,321
Woodward, Inc.	42,363	2,212,619

		3,473,448

Instruments-Scientific - 0.2%

FEI Co.	26,999	2,268,996
Fluidigm Corp.†#	17,929	488,027

		2,757,023

Insurance Brokers - 0.0%

Crawford & Co., Class B	17,872	161,027
eHealth, Inc.†	12,155	298,283

		459,310

Insurance-Life/Health - 0.7%

American Equity Investment Life Holding Co.	47,492	1,174,952
CNO Financial Group, Inc.	139,194	2,484,613
FBL Financial Group, Inc., Class A	6,173	289,082
Fidelity & Guaranty Life	7,191	162,229
Independence Holding Co.	4,909	68,480
Kansas City Life Insurance Co.#	2,427	112,710
National Western Life Insurance Co., Class A	1,425	361,950
Phoenix Cos., Inc.†	3,642	223,946
Primerica, Inc.	34,899	1,756,467
Symetra Financial Corp.	48,156	1,172,117

		7,806,546

Insurance-Multi-line - 0.2%

Citizens, Inc.†#	28,099	200,908
Horace Mann Educators Corp.	26,022	775,456
Kemper Corp.	29,693	1,079,340
United Fire Group, Inc.	13,184	386,555

		2,442,259

Insurance-Property/Casualty - 1.2%

Ambac Financial Group, Inc.†	28,754	695,847
AMERISAFE, Inc.	11,931	450,157
AmTrust Financial Services, Inc.#	19,195	845,156
Atlas Financial Holdings, Inc.†#	7,351	106,075
Baldwin & Lyons, Inc., Class B	5,932	153,461
Donegal Group, Inc., Class A	5,196	81,837
EMC Insurance Group, Inc.	3,223	98,753

Employers Holdings, Inc.	20,047	429,206
Enstar Group, Ltd.†	5,449	773,213
Federated National Holding Co.	7,229	178,556
First American Financial Corp.	68,261	1,935,199
Global Indemnity PLC†	5,220	141,149
Hallmark Financial Services, Inc.†	9,048	86,408
HCI Group, Inc.#	5,760	242,554
Heritage Insurance Holdings, Inc.†#	4,409	65,915
Hilltop Holdings, Inc.†	43,295	916,555
Infinity Property & Casualty Corp.	7,355	502,935
Meadowbrook Insurance Group, Inc.#	32,005	198,111
National General Holdings Corp.	22,677	424,740
National Interstate Corp.	4,527	126,756
Navigators Group, Inc.†	6,694	430,090
OneBeacon Insurance Group, Ltd., Class A	14,481	232,130
RLI Corp.	27,467	1,227,775
Safety Insurance Group, Inc.	8,287	457,442
Selective Insurance Group, Inc.	35,920	861,002
State Auto Financial Corp.	9,679	210,034
Stewart Information Services Corp.	13,727	442,284
Third Point Reinsurance, Ltd.†	36,278	555,779
United Insurance Holdings Corp.	10,625	171,488
Universal Insurance Holdings, Inc.	19,915	276,022

		13,316,629

Insurance-Reinsurance - 0.4%

Argo Group International Holdings, Ltd.	16,721	880,194
Essent Group, Ltd.†	26,615	560,512
Greenlight Capital Re, Ltd., Class A†	18,101	619,235
Maiden Holdings, Ltd.	31,946	388,463
Montpelier Re Holdings, Ltd.	25,020	786,879
Platinum Underwriters Holdings, Ltd.	17,208	1,074,984

		4,310,267

Internet Application Software - 0.2%

Bazaarvoice, Inc.†#	31,928	233,074
Brightcove, Inc.†#	20,506	124,676
Intralinks Holdings, Inc.†	25,087	197,184
Lionbridge Technologies, Inc.†	41,298	191,623
RealNetworks, Inc.†	14,671	112,967
Textura Corp.†#	11,911	343,275
VirnetX Holding Corp.†#	27,173	400,802
Zendesk, Inc.†#	7,260	197,399

		1,801,000

Internet Connectivity Services - 0.1%

Boingo Wireless, Inc.†	14,822	103,161
Cogent Communications Holdings, Inc.	29,772	1,031,897
Internap Network Services Corp.†	34,702	237,362

		1,372,420

Internet Content-Entertainment - 0.1%

Global Eagle Entertainment, Inc.†#	24,366	307,499
Limelight Networks, Inc.†	38,514	91,278
Shutterstock, Inc.†	9,721	688,247

		1,087,024

Internet Content-Information/News - 0.2%

Bankrate, Inc.†	42,831	601,347
Dice Holdings, Inc.†	24,753	210,153
HealthStream, Inc.†	13,519	350,953
Reis, Inc.	5,278	125,194
Travelzoo, Inc.†#	4,710	80,306
WebMD Health Corp.†#	24,755	1,196,904
XO Group, Inc.†	17,198	201,389

		2,766,246

Internet Incubators - 0.0%

ModusLink Global Solutions, Inc.†#	23,624	96,622
Safeguard Scientifics, Inc.†	13,182	258,367

		354,989

Internet Infrastructure Software - 0.0%

Unwired Planet, Inc.†	62,601	131,462

Internet Security - 0.0%

VASCO Data Security International, Inc.†	18,812	277,853
Zix Corp.†	37,862	145,769

		423,622

Internet Telephone - 0.1%

BroadSoft, Inc.†	18,264	435,779
magicJack VocalTec, Ltd.†#	11,393	142,868
RingCentral, Inc.†#	17,904	240,451
TeleCommunication Systems, Inc., Class A†	30,760	91,665

		910,763

Investment Companies - 0.1%

Acacia Research Corp.#	31,986	569,031
Caesars Acquisition Co., Class A†#	29,204	318,324

		887,355

Investment Management/Advisor Services - 0.7%

Altisource Asset Management Corp.†	901	670,731
Altisource Portfolio Solutions SA†	9,322	931,548
Calamos Asset Management, Inc., Class A	10,905	140,565
CIFC Corp.#	3,837	38,025
Cohen & Steers, Inc.#	12,377	540,132
Financial Engines, Inc.#	32,871	1,179,083
GAMCO Investors, Inc., Class A	4,099	320,993
Janus Capital Group, Inc.#	95,523	1,160,604
Manning & Napier, Inc.	8,720	161,930
Pzena Investment Management, Inc., Class A	7,260	73,399
Silvercrest Asset Management Group, Inc., Class A	3,597	57,696
Virtus Investment Partners, Inc.	4,518	1,010,631
Westwood Holdings Group, Inc.	4,680	278,928
WisdomTree Investments, Inc.†#	68,767	813,514

		7,377,779

Lasers-System/Components - 0.2%

Applied Optoelectronics, Inc.†#	9,447	200,654
Coherent, Inc.†	15,931	1,027,072
Electro Scientific Industries, Inc.	15,637	116,027
II-VI, Inc.†	33,576	468,721
Newport Corp.†	25,466	480,543
Rofin-Sinar Technologies, Inc.†	17,912	429,171

		2,722,188

Leisure Products - 0.3%

Brunswick Corp.	59,244	2,547,492
Escalade, Inc.	6,329	91,517
Johnson Outdoors, Inc., Class A	3,191	84,530
Marine Products Corp.	6,773	54,726

		2,778,265

Lighting Products & Systems - 0.1%

Revolution Lighting Technologies, Inc.†#	20,920	43,304
Universal Display Corp.†#	25,905	899,940

		943,244

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	12,746	712,374
UniFirst Corp.	9,427	913,948

		1,626,322

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	12,062	501,055
Hyster-Yale Materials Handling, Inc.	6,566	506,173

		1,007,228

Machinery-Electrical - 0.1%

Franklin Electric Co., Inc.	30,479	1,156,983

Machinery-Farming - 0.1%

Alamo Group, Inc.	4,558	222,202
Lindsay Corp.#	8,214	638,885

		861,087

Machinery-General Industrial - 0.5%

Albany International Corp., Class A	17,984	675,659
Altra Industrial Motion Corp.	17,294	575,198
Applied Industrial Technologies, Inc.	26,689	1,300,021
Chart Industries, Inc.†#	19,467	1,302,148
DXP Enterprises, Inc.†	8,273	662,833
Intevac, Inc.†	15,273	108,896
Kadant, Inc.	7,140	283,030
Manitex International, Inc.†	8,831	119,130
Tennant Co.	11,770	820,251
Twin Disc, Inc.	5,279	170,776

		6,017,942

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.	12,681	317,786

Machinery-Print Trade - 0.0%

ExOne Co.†#	6,341	185,601

Machinery-Pumps - 0.0%

Gorman-Rupp Co.	12,041	373,632

Machinery-Thermal Process - 0.0%

Global Power Equipment Group, Inc.	10,934	184,238

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.†	38,218	291,221

Medical Imaging Systems - 0.1%

Analogic Corp.	7,932	572,690
Merge Healthcare, Inc.†	45,175	117,455

		690,145

Medical Information Systems - 0.2%

Computer Programs & Systems, Inc.	7,133	438,252
Everyday Health, Inc.†#	4,833	70,368
Medidata Solutions, Inc.†	34,563	1,608,562
Quality Systems, Inc.	31,834	498,520

		2,615,702

Medical Instruments - 1.0%

Abaxis, Inc.#	14,349	685,165
AngioDynamics, Inc.†	15,785	222,726
AtriCure, Inc.†	17,510	271,755
Cardiovascular Systems, Inc.†	17,671	503,447
CONMED Corp.	17,390	686,905
CryoLife, Inc.	17,944	180,158
DexCom, Inc.†	47,867	2,115,721
Endologix, Inc.†	40,900	564,829
Genomic Health, Inc.†#	10,660	316,815
Integra LifeSciences Holdings Corp.†	15,958	797,741
Natus Medical, Inc.†	20,537	577,295
Navidea Biopharmaceuticals, Inc.†#	96,302	137,712
NuVasive, Inc.†	29,773	1,045,032
Spectranetics Corp.†#	26,566	753,943
SurModics, Inc.†	8,686	177,368
Symmetry Medical, Inc.†	23,955	220,865
Thoratec Corp.†	36,291	907,275
TransEnterix, Inc.†#	18,315	72,161
Vascular Solutions, Inc.†	10,942	261,514
Volcano Corp.†#	32,731	407,174

		10,905,601

Medical Labs & Testing Services - 0.0%

Bio-Reference Laboratories, Inc.†#	15,692	455,852
NeoStem, Inc.†#	15,121	86,946

		542,798

Medical Laser Systems - 0.0%

Cynosure, Inc., Class A†	14,260	321,278
PhotoMedex, Inc.†#	8,314	68,008

		389,286

Medical Products - 1.2%

ABIOMED, Inc.†#	25,510	664,535
Accuray, Inc.†#	49,046	399,234
Atrion Corp.	982	314,240
Cantel Medical Corp.	21,594	787,533
Cerus Corp.†#	46,330	174,201
Chindex International, Inc.†	8,893	212,632
Cyberonics, Inc.†	17,145	983,951
Exactech, Inc.†	6,242	149,059
Globus Medical, Inc., Class A†	42,026	762,352
Greatbatch, Inc.†	15,896	724,381
Haemonetics Corp.†	33,259	1,187,014
Hanger, Inc.†	22,498	503,955
Invacare Corp.	20,544	315,145
K2M Group Holdings, Inc.†	5,639	80,130
LDR Holding Corp.†	10,615	287,348

Luminex Corp.†#	23,962	451,684
MiMedx Group, Inc.†#	59,486	418,781
NanoString Technologies, Inc.†#	6,419	71,508
NxStage Medical, Inc.†	39,240	514,829
Orthofix International NV†	11,780	399,460
Rockwell Medical, Inc.†#	26,043	248,450
Tornier NV†	22,716	491,120
TriVascular Technologies, Inc.†	4,747	68,404
West Pharmaceutical Services, Inc.	45,153	1,960,995
Wright Medical Group, Inc.†	31,886	951,478
Zeltiq Aesthetics, Inc.†#	18,573	390,219

		13,512,638

Medical Sterilization Products - 0.2%

STERIS Corp.	37,753	2,125,116

Medical-Biomedical/Gene - 3.8%

Acceleron Pharma, Inc.†#	10,510	282,404
Achillion Pharmaceuticals, Inc.†#	61,845	715,547
Acorda Therapeutics, Inc.†	26,609	866,921
Aegerion Pharmaceuticals, Inc.†#	18,837	575,470
Agenus, Inc.†	39,764	124,859
Alder Biopharmaceuticals, Inc.†	5,111	87,091
AMAG Pharmaceuticals, Inc.†#	14,002	316,865
ANI Pharmaceuticals, Inc.†	4,393	128,847
Applied Genetic Technologies Corp.†	3,098	52,976
Arena Pharmaceuticals, Inc.†#	140,340	578,201
ARIAD Pharmaceuticals, Inc.†#	105,318	655,078
BioCryst Pharmaceuticals, Inc.†#	44,773	604,436
BioTime, Inc.†#	33,249	103,404
Bluebird Bio, Inc.†	13,843	553,858
Cambrex Corp.†	19,565	428,865
Celldex Therapeutics, Inc.†#	57,093	908,350
Cellular Dynamics International, Inc.†#	6,208	71,020
CTI BioPharma Corp.†#	85,701	219,395
Cubist Pharmaceuticals, Inc. CVR	32,659	2,776
Cytokinetics, Inc.†#	22,104	94,605
CytRx Corp.†#	35,637	118,315
Dendreon Corp.†#	102,206	139,000
Dynavax Technologies Corp.†#	167,945	238,482
Eleven Biotherapeutics, Inc.†#	2,928	32,442
Emergent Biosolutions, Inc.†	18,667	464,808
Endocyte, Inc.†#	23,684	174,314
Enzo Biochem, Inc.†	21,832	129,900
Epizyme, Inc.†#	8,183	282,232
Exact Sciences Corp.†#	52,913	1,103,236
Exelixis, Inc.†#	124,395	514,995
Five Prime Therapeutics, Inc.†#	11,015	128,104
Foundation Medicine, Inc.†#	8,923	207,638
Galena Biopharma, Inc.†#	75,410	177,968
Genocea Biosciences, Inc.†#	2,496	31,974
Geron Corp.†#	100,272	238,647
Halozyme Therapeutics, Inc.†#	66,065	627,617
Idera Pharmaceuticals, Inc.†#	38,468	111,173
ImmunoGen, Inc.†#	54,829	648,079
Immunomedics, Inc.†#	52,831	175,927
Inovio Pharmaceuticals, Inc.†#	38,436	407,037
Insmed, Inc.†#	25,092	349,532
InterMune, Inc.†	63,179	4,640,498
Intrexon Corp.†#	22,771	461,796
Isis Pharmaceuticals, Inc.†#	75,123	3,062,013
Karyopharm Therapeutics, Inc.†#	7,911	284,796
KYTHERA Biopharmaceuticals, Inc.†#	11,117	418,110
Lexicon Pharmaceuticals, Inc.†#	146,013	221,940
Ligand Pharmaceuticals, Inc.†#	13,242	689,114
MacroGenics, Inc.†	12,765	272,660
Medicines Co.†	41,542	1,063,891
Merrimack Pharmaceuticals, Inc.†#	62,729	437,848
Momenta Pharmaceuticals, Inc.†	30,691	361,847
Neuralstem, Inc.†#	43,925	178,775
NewLink Genetics Corp.†#	12,652	349,322
Novavax, Inc.†#	151,564	710,835
NPS Pharmaceuticals, Inc.†	67,934	2,050,248
Omeros Corp.†#	21,667	323,055
OncoMed Pharmaceuticals, Inc.†#	8,073	163,801
Oncothyreon, Inc.†	45,203	105,775
Organovo Holdings, Inc.†#	39,928	310,640
OvaScience, Inc.†#	9,860	133,209
Pacific Biosciences of California, Inc.†#	36,747	215,337
PDL BioPharma, Inc.#	102,608	1,035,315
Peregrine Pharmaceuticals, Inc.†#	112,758	186,051
Prothena Corp. PLC†#	16,905	387,125
PTC Therapeutics, Inc.†#	14,188	449,192
Puma Biotechnology, Inc.†#	14,834	3,864,405
Regado Biosciences, Inc.†#	9,871	10,957
Repligen Corp.†#	20,471	390,177
Retrophin, Inc.†#	13,591	185,925
Rigel Pharmaceuticals, Inc.†	55,926	145,408
RTI Surgical, Inc.†	36,178	192,105
Sangamo BioSciences, Inc.†#	43,421	620,920
Sequenom, Inc.†#	74,366	275,898
Spectrum Pharmaceuticals, Inc.†#	41,902	339,825
Stemline Therapeutics, Inc.†#	7,379	83,235
Sunesis Pharmaceuticals, Inc.†#	31,610	236,759
Synageva BioPharma Corp.†#	13,670	986,564
Theravance Biopharma, Inc.†#	15,033	441,444
Theravance, Inc.#	52,619	1,239,704
Trius Therapeutics, Inc. CVR(1)(2)	24,953	0
Ultragenyx Pharmaceutical, Inc.†#	4,251	226,833
Veracyte, Inc.†	4,152	52,149
Verastem, Inc.†#	13,380	116,540
Versartis, Inc.†#	4,428	101,844
XOMA Corp.†#	53,582	234,689
Zeneca, Inc. CVR(1)(2)	3,950	10,033
ZIOPHARM Oncology, Inc.†#	51,867	167,530

		42,108,525

Medical-Drugs - 2.0%

ACADIA Pharmaceuticals, Inc.†#	50,342	1,207,201
AcelRx Pharmaceuticals, Inc.†#	15,838	113,242
Achaogen, Inc.†	4,409	41,930
Adamas Pharmaceuticals, Inc.†#	1,867	34,988
Aerie Pharmaceuticals, Inc.†#	6,713	109,959
Akorn, Inc.†#	39,830	1,554,167
Alimera Sciences, Inc.†#	16,755	105,389
Ampio Pharmaceuticals, Inc.†#	26,135	122,573

Anacor Pharmaceuticals, Inc.†#	21,046	490,161
Array BioPharma, Inc.†#	80,495	317,955
Auspex Pharmaceuticals, Inc.†	5,148	118,353
Auxilium Pharmaceuticals, Inc.†#	32,112	597,283
BioSpecifics Technologies Corp.†	2,323	72,663
Cempra, Inc.†#	14,606	154,385
ChemoCentryx, Inc.†#	17,477	89,307
Chimerix, Inc.†#	17,224	439,901
Clovis Oncology, Inc.†#	15,766	749,831
Corcept Therapeutics, Inc.†#	34,089	94,086
Cytori Therapeutics, Inc.†#	43,123	60,803
Dicerna Pharmaceuticals, Inc.†#	2,273	31,322
Durata Therapeutics, Inc.†#	9,926	156,434
Enanta Pharmaceuticals, Inc.†#	6,604	277,104
Furiex Pharmaceuticals CVR(1)(2)	4,550	44,363
Galectin Therapeutics, Inc.†#	11,510	72,053
Infinity Pharmaceuticals, Inc.†#	31,015	350,469
Insys Therapeutics, Inc.†#	6,382	225,412
Intra-Cellular Therapies, Inc.†#	10,925	155,354
Ironwood Pharmaceuticals, Inc.†#	76,351	987,982
Keryx Biopharmaceuticals, Inc.†#	58,432	1,062,878
Lannett Co., Inc.†	16,434	647,171
NanoViricides, Inc.†#	25,613	100,403
Ohr Pharmaceutical, Inc.†#	13,438	110,460
Ophthotech Corp.†#	8,865	345,380
OPKO Health, Inc.†#	125,906	1,120,563
Orexigen Therapeutics, Inc.†#	74,324	423,647
Pacira Pharmaceuticals, Inc.†#	22,781	2,466,271
Pain Therapeutics, Inc.†	24,306	102,571
Pernix Therapeutics Holdings, Inc.†	21,253	184,689
PharMerica Corp.†	19,163	476,967
POZEN, Inc.†	17,459	144,910
Prestige Brands Holdings, Inc.†	33,106	1,145,799
Progenics Pharmaceuticals, Inc.†#	44,441	244,870
Raptor Pharmaceutical Corp.†#	40,008	440,888
Receptos, Inc.†	11,796	603,365
Regulus Therapeutics, Inc.†#	8,767	60,317
Relypsa, Inc.†#	10,802	273,075
Repros Therapeutics, Inc.†#	14,757	323,473
Sagent Pharmaceuticals, Inc.†#	13,980	388,924
SciClone Pharmaceuticals, Inc.†	32,901	225,701
Sucampo Pharmaceuticals, Inc., Class A†#	11,331	78,071
Supernus Pharmaceuticals, Inc.†#	18,710	169,419
Synergy Pharmaceuticals, Inc.†#	59,867	233,481
Synta Pharmaceuticals Corp.†#	37,045	148,180
TESARO, Inc.†#	12,316	364,061
Tetraphase Pharmaceuticals, Inc.†#	14,087	184,399
TG Therapeutics, Inc.†#	15,001	127,208
TherapeuticsMD, Inc.†#	64,266	356,676
Vanda Pharmaceuticals, Inc.†#	21,643	280,060
VIVUS, Inc.†#	57,446	246,443
XenoPort, Inc.†#	36,969	187,803
Zogenix, Inc.†#	78,489	105,960

		22,148,753

Medical-Generic Drugs - 0.1%

Impax Laboratories, Inc.†	44,761	1,102,911

Medical-HMO - 0.4%

Magellan Health, Inc.†	17,608	983,583
Molina Healthcare, Inc.†	19,293	922,977
Triple-S Management Corp., Class B†	15,919	304,690
Universal American Corp.†	26,999	230,841
WellCare Health Plans, Inc.†	28,030	1,846,056

		4,288,147

Medical-Hospitals - 0.2%

Acadia Healthcare Co., Inc.†	27,191	1,392,451
Select Medical Holdings Corp.	50,308	705,318

		2,097,769

Medical-Nursing Homes - 0.2%

Ensign Group, Inc.	12,770	446,950
Kindred Healthcare, Inc.	41,083	848,364
National Healthcare Corp.	6,583	377,206
Skilled Healthcare Group, Inc., Class A†	14,963	110,876

		1,783,396

Medical-Outpatient/Home Medical - 0.4%

Addus HomeCare Corp.†	4,036	88,389
Air Methods Corp.†#	25,015	1,467,380
Almost Family, Inc.†	5,341	149,441
Amedisys, Inc.†	17,454	365,138
Amsurg Corp.†	26,838	1,443,616
Gentiva Health Services, Inc.†	20,118	363,532
LHC Group, Inc.†	7,891	203,114

		4,080,610

Metal Processors & Fabrication - 0.7%

Ampco-Pittsburgh Corp.	5,304	112,657
CIRCOR International, Inc.	11,283	803,237
Dynamic Materials Corp.	8,909	177,824
Global Brass & Copper Holdings, Inc.	13,634	210,645
Haynes International, Inc.	7,925	392,921
LB Foster Co., Class A	6,606	346,551
Mueller Industries, Inc.	36,219	1,059,044
NN, Inc.	11,340	330,901
RBC Bearings, Inc.	14,854	918,274
Rexnord Corp.†	48,004	1,402,197
RTI International Metals, Inc.†	19,612	568,944
Sun Hydraulics Corp.	14,217	569,106
Worthington Industries, Inc.	32,882	1,329,748

		8,222,049

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†	11,995	117,551
Olympic Steel, Inc.	5,817	139,841

		257,392

Metal-Aluminum - 0.2%

Century Aluminum Co.†	32,857	820,768
Kaiser Aluminum Corp.	11,520	927,936
Noranda Aluminum Holding Corp.	28,332	115,311

		1,864,015

Metal-Diversified - 0.0%

Molycorp, Inc.†#	116,312	208,198

Miscellaneous Manufacturing - 0.3%

American Railcar Industries, Inc.#	6,038	481,229
FreightCar America, Inc.	7,703	229,472
Hillenbrand, Inc.	40,128	1,341,880
John Bean Technologies Corp.	18,617	540,824
TriMas Corp.†	28,897	916,035

		3,509,440

Motion Pictures & Services - 0.0%

Eros International PLC†	12,511	203,304

MRI/Medical Diagnostic Imaging - 0.0%

Alliance HealthCare Services, Inc.†	3,189	90,727
RadNet, Inc.†	20,890	139,545
Surgical Care Affiliates, Inc.†	8,031	239,003

		469,275

Multimedia - 0.2%

Demand Media, Inc.†#	5,572	50,094
Entravision Communications Corp., Class A	36,946	169,213
EW Scripps Co., Class A†	19,943	378,119
Journal Communications, Inc., Class A†	28,639	284,099
Martha Stewart Living Omnimedia, Inc., Class A†	19,100	82,321
Media General, Inc.†#	34,754	535,559
Meredith Corp.	22,948	1,068,918

		2,568,323

Networking Products - 0.6%

Anixter International, Inc.	17,358	1,548,854
Black Box Corp.	9,940	235,081
Calix, Inc.†	26,499	278,239
Cyan, Inc.†#	17,563	66,213
Extreme Networks, Inc.†	61,650	328,594
Gigamon, Inc.†#	15,452	168,118
Infinera Corp.†#	78,263	828,023
Ixia†	36,792	353,939
LogMeIn, Inc.†	15,514	655,932
NETGEAR, Inc.†	23,327	774,923
ParkerVision, Inc.†#	61,796	76,627
Polycom, Inc.†	88,267	1,169,538
Procera Networks, Inc.†#	13,200	135,828

		6,619,909

Non-Ferrous Metals - 0.2%

Globe Specialty Metals, Inc.	40,788	837,785
Horsehead Holding Corp.†#	32,400	654,156
Materion Corp.	13,158	429,346

		1,921,287

Non-Hazardous Waste Disposal - 0.0%

Casella Waste Systems, Inc., Class A†	24,948	111,268
Quest Resource Holding Corp.†#	8,137	31,897

		143,165

Office Automation & Equipment - 0.0%

Eastman Kodak Co.†	11,278	260,860

Office Furnishings-Original - 0.4%

Herman Miller, Inc.	37,849	1,124,872
HNI Corp.	28,816	1,092,415
Interface, Inc.	42,470	723,264
Knoll, Inc.	30,942	565,929
Steelcase, Inc., Class A	52,815	829,196

		4,335,676

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	72,901	563,525

Oil & Gas Drilling - 0.2%

Hercules Offshore, Inc.†#	102,639	345,894
North Atlantic Drilling, Ltd.#	45,670	500,543
Parker Drilling Co.†	77,397	486,053
Parsley Energy, Inc., Class A†#	31,946	700,256
Vantage Drilling Co.†#	131,312	233,735

		2,266,481

Oil Companies-Exploration & Production - 2.7%

Abraxas Petroleum Corp.†	52,583	310,766
American Eagle Energy Corp.†	19,434	101,834
Apco Oil and Gas International, Inc.†	5,838	83,075
Approach Resources, Inc.†#	25,156	449,789
Bill Barrett Corp.†	31,753	723,016
Bonanza Creek Energy, Inc.†	20,958	1,287,031
BPZ Resources, Inc.†#	75,776	185,651
Callon Petroleum Co.†	25,845	277,317
Carrizo Oil & Gas, Inc.†	29,065	1,822,957
Clayton Williams Energy, Inc.†	3,763	445,690
Comstock Resources, Inc.#	30,564	745,150
Contango Oil & Gas Co.†	11,123	440,693
Diamondback Energy, Inc.†	26,642	2,300,537
DLB Oil & Gas, Inc.(1)(2)	3,000	0
Emerald Oil, Inc.†#	36,404	311,254
Energy XXI Bermuda, Ltd.#	59,893	988,234
Evolution Petroleum Corp.	12,536	125,736
EXCO Resources, Inc.#	97,014	468,578
Forest Oil Corp.†#	76,051	123,963
FX Energy, Inc.†#	34,446	117,805
Gastar Exploration, Inc.†	35,148	276,263
Goodrich Petroleum Corp.†#	22,231	491,305
Halcon Resources Corp.†#	166,603	916,316
Harvest Natural Resources, Inc.†	26,895	133,130
Isramco, Inc.†	570	71,814
Jones Energy, Inc., Class A†	7,130	137,039
Kodiak Oil & Gas Corp.†	170,284	2,770,521
Magnum Hunter Resources Corp.†#	126,993	877,522
Matador Resources Co.†	46,837	1,281,460
Midstates Petroleum Co., Inc.†#	23,755	167,710
Miller Energy Resources, Inc.†#	19,177	99,337
Northern Oil and Gas, Inc.†#	39,001	657,167
Panhandle Oil and Gas, Inc., Class A	4,470	273,430
PDC Energy, Inc.†	22,870	1,374,258
Penn Virginia Corp.†	41,911	629,503
PetroQuest Energy, Inc.†	37,357	248,798
Quicksilver Resources, Inc.†#	80,239	106,718
Resolute Energy Corp.†#	49,786	399,782
Rex Energy Corp.†	30,718	469,371
Rosetta Resources, Inc.†	39,253	1,962,650
RSP Permian, Inc.†	13,999	400,371
Sanchez Energy Corp.†#	32,457	1,077,248
Stone Energy Corp.†	35,885	1,262,793

Swift Energy Co.†#	27,990	317,686
Synergy Resources Corp.†#	42,535	572,521
TransAtlantic Petroleum, Ltd.†	14,462	158,648
Triangle Petroleum Corp.†#	48,328	579,453
VAALCO Energy, Inc.†	31,837	291,309
W&T Offshore, Inc.#	22,322	333,044
Warren Resources, Inc.†	47,050	303,473

		29,949,716

Oil Field Machinery & Equipment - 0.3%

Flotek Industries, Inc.†#	34,366	955,375
Forum Energy Technologies, Inc.†	38,076	1,296,488
Gulf Island Fabrication, Inc.	9,263	195,171
Mitcham Industries, Inc.†	8,101	106,609
Natural Gas Services Group, Inc.†	7,962	236,312
Profire Energy, Inc.†#	8,519	40,380
Thermon Group Holdings, Inc.†	20,403	553,942

		3,384,277

Oil Refining & Marketing - 0.3%

Adams Resources & Energy, Inc.	1,363	89,399
Alon USA Energy, Inc.	16,730	278,220
Delek US Holdings, Inc.	37,921	1,326,476
Trecora Resources†	12,535	164,710
Vertex Energy, Inc.†	7,537	70,320
Western Refining, Inc.	33,988	1,581,462

		3,510,587

Oil-Field Services - 1.2%

Basic Energy Services, Inc.†	20,313	491,778
C&J Energy Services, Inc.†	29,417	843,974
CARBO Ceramics, Inc.#	12,611	1,356,817
Exterran Holdings, Inc.#	37,423	1,745,034
Glori Energy, Inc.†#	7,785	51,770
Gulfmark Offshore, Inc., Class A	17,213	692,135
Helix Energy Solutions Group, Inc.†	67,432	1,842,242
Hornbeck Offshore Services, Inc.†	23,162	1,011,253
Key Energy Services, Inc.†	83,923	528,715
Matrix Service Co.†	16,876	476,072
McDermott International, Inc.†#	151,773	1,092,766
Newpark Resources, Inc.†	54,214	668,459
Pioneer Energy Services Corp.†	40,092	616,615
SEACOR Holdings, Inc.†	13,175	1,075,080
Tesco Corp.	22,170	470,447
TETRA Technologies, Inc.†	50,429	595,062
Willbros Group, Inc.†	25,564	279,670

		13,837,889

Optical Recognition Equipment - 0.0%

Digimarc Corp.	4,172	99,502

Optical Supplies - 0.0%

STAAR Surgical Co.†#	24,529	282,329

Paper & Related Products - 0.5%

Clearwater Paper Corp.†	13,047	902,852
KapStone Paper and Packaging Corp.†	54,035	1,661,036
Neenah Paper, Inc.	10,581	578,463
Orchids Paper Products Co.	5,158	143,495
P.H. Glatfelter Co.	27,518	686,024
Resolute Forest Products, Inc.†	41,668	716,273
Schweitzer-Mauduit International, Inc.	19,463	833,795
Wausau Paper Corp.	26,968	245,948
Xerium Technologies, Inc.†	6,967	104,157

		5,872,043

Patient Monitoring Equipment - 0.2%

Insulet Corp.†#	35,406	1,278,511
Masimo Corp.†	30,916	693,755

		1,972,266

Pharmacy Services - 0.0%

BioScrip, Inc.†#	43,718	369,854
Liberator Medical Holdings, Inc.#	20,124	59,366

		429,220

Physical Therapy/Rehabilitation Centers - 0.2%

HealthSouth Corp.	56,288	2,217,184
U.S. Physical Therapy, Inc.	7,803	278,567

		2,495,751

Physicians Practice Management - 0.1%

Healthways, Inc.†#	20,076	350,527
IPC The Hospitalist Co., Inc.†	10,946	529,130

		879,657

Pipelines - 0.3%

Energy Transfer Partners LP	8,559	491,730
Primoris Services Corp.	24,263	704,598
SemGroup Corp., Class A	27,228	2,388,712

		3,585,040

Platinum - 0.1%

Stillwater Mining Co.†#	76,544	1,420,657

Pollution Control - 0.0%

Advanced Emissions Solutions, Inc.†	13,883	302,511
CECO Environmental Corp.	13,442	188,994

		491,505

Poultry - 0.1%

Sanderson Farms, Inc.#	14,741	1,375,630

Power Converter/Supply Equipment - 0.3%

Advanced Energy Industries, Inc.†	26,266	505,620
Capstone Turbine Corp.†#	210,091	262,614
Generac Holdings, Inc.†#	43,978	2,045,857
Powell Industries, Inc.	5,938	312,873
PowerSecure International, Inc.†#	14,289	158,036
Vicor Corp.†	10,493	86,043

		3,371,043

Precious Metals - 0.0%

Coeur Mining, Inc.†	66,144	523,860

Printing-Commercial - 0.4%

ARC Document Solutions, Inc.†	26,257	213,207
Cenveo, Inc.†#	35,407	107,637
Deluxe Corp.	31,981	1,904,469

Ennis, Inc.	16,703	241,024
Multi-Color Corp.	7,936	368,072
Quad/Graphics, Inc.	17,657	395,693
Vistaprint NV†#	21,267	1,026,771

		4,256,873

Protection/Safety - 0.0%

Landauer, Inc.	6,103	222,271

Publishing-Books - 0.2%

Houghton Mifflin Harcourt Co.†#	69,646	1,337,203
Scholastic Corp.	16,951	593,963

		1,931,166

Publishing-Newspapers - 0.2%

AH Belo Corp., Class A	12,014	138,401
Daily Journal Corp.†#	691	132,216
Lee Enterprises, Inc.†	34,244	139,031
McClatchy Co., Class A†	39,029	176,021
New York Times Co., Class A#	88,399	1,094,379

		1,680,048

Publishing-Periodicals - 0.2%

Dex Media, Inc.†#	9,497	108,361
Time, Inc.†	70,449	1,654,142

		1,762,503

Racetracks - 0.2%

Churchill Downs, Inc.	8,580	807,979
Empire Resorts, Inc.†#	9,639	42,990
International Speedway Corp., Class A	17,786	595,653
Penn National Gaming, Inc.†	50,216	566,939
Speedway Motorsports, Inc.	7,439	138,365

		2,151,926

Radio - 0.1%

Cumulus Media, Inc., Class A†	86,618	397,577
Entercom Communications Corp., Class A†	15,777	144,044
Radio One, Inc., Class D†	14,765	44,443
Saga Communications, Inc., Class A	2,311	87,887
Salem Communications Corp., Class A	6,966	57,748

		731,699

Real Estate Investment Trusts - 8.5%

Acadia Realty Trust	36,660	1,056,541
AG Mtg. Investment Trust, Inc.	18,135	362,156
Agree Realty Corp.	9,561	282,336
Alexander’s, Inc.#	1,344	532,883
Altisource Residential Corp.#	36,492	895,514
American Assets Trust, Inc.	22,902	802,715
American Capital Mortgage Investment Corp.	32,676	672,472
American Realty Capital Healthcare Trust, Inc.	108,171	1,186,636
American Residential Properties, Inc.†#	20,555	390,134
AmREIT, Inc.	12,571	292,904
Anworth Mtg. Asset Corp.	81,740	424,231
Apollo Commercial Real Estate Finance, Inc.	29,479	495,837
Apollo Residential Mortgage, Inc.	20,478	345,054
Ares Commercial Real Estate Corp.	18,267	229,982
Armada Hoffler Properties, Inc.	12,302	118,222
ARMOUR Residential REIT, Inc.#	228,166	965,142
Ashford Hospitality Prime, Inc.	16,217	262,553
Ashford Hospitality Trust, Inc.	44,752	518,676
Associated Estates Realty Corp.	36,780	680,430
Aviv REIT, Inc.	12,565	367,652
Campus Crest Communities, Inc.#	41,348	339,881
Capstead Mtg. Corp.#	61,188	808,905
CareTrust REIT, Inc.†	12,770	223,092
CatchMark Timber Trust, Inc., Class A	7,727	92,801
Cedar Realty Trust, Inc.	50,619	327,505
Chambers Street Properties	151,432	1,179,655
Chatham Lodging Trust#	16,862	389,849
Chesapeake Lodging Trust	31,968	984,934
Colony Financial, Inc.	67,647	1,516,646
CorEnergy Infrastructure Trust, Inc.	20,213	161,704
CoreSite Realty Corp.	13,416	470,499
Cousins Properties, Inc.	126,777	1,608,800
CubeSmart	92,202	1,714,957
CyrusOne, Inc.	20,091	523,170
CYS Investments, Inc.#	103,530	976,288
DCT Industrial Trust, Inc.	210,233	1,671,352
DiamondRock Hospitality Co.	125,024	1,665,320
DuPont Fabros Technology, Inc.	40,741	1,147,267
Dynex Capital, Inc.	34,949	305,804
EastGroup Properties, Inc.	19,998	1,296,670
Education Realty Trust, Inc.	87,848	956,665
Empire State Realty Trust, Inc., Class A	58,541	962,414
EPR Properties	34,149	1,943,420
Equity One, Inc.	39,255	926,418
Excel Trust, Inc.	37,683	487,618
FelCor Lodging Trust, Inc.	79,346	820,438
First Industrial Realty Trust, Inc.	70,367	1,280,679
First Potomac Realty Trust	37,543	497,069
Franklin Street Properties Corp.	57,481	698,394
Geo Group, Inc.	46,380	1,735,540
Getty Realty Corp.#	16,342	306,576
Gladstone Commercial Corp.#	10,291	188,119
Glimcher Realty Trust	92,703	1,041,055
Government Properties Income Trust	42,776	1,027,479
Gramercy Property Trust, Inc.#	75,140	465,117
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,912	201,585
Hatteras Financial Corp.	61,666	1,227,153
Healthcare Realty Trust, Inc.	61,361	1,531,571
Hersha Hospitality Trust	128,184	870,369
Highwoods Properties, Inc.	57,581	2,450,072
Hudson Pacific Properties, Inc.	35,086	942,059
Inland Real Estate Corp.	55,770	580,566
Invesco Mtg. Capital, Inc.	78,645	1,385,725
Investors Real Estate Trust	68,087	580,782
iStar Financial, Inc.†#	54,216	806,734
Kite Realty Group Trust	21,009	540,351
LaSalle Hotel Properties#	66,487	2,430,100
Lexington Realty Trust	131,381	1,429,425

LTC Properties, Inc.	22,245	910,933
Mack-Cali Realty Corp.	56,646	1,197,496
Medical Properties Trust, Inc.	110,177	1,552,394
Monmouth Real Estate Investment Corp.	35,737	386,674
National Health Investors, Inc.	21,118	1,362,322
New Residential Investment Corp.	180,151	1,129,547
New York Mortgage Trust, Inc.	57,923	462,226
New York REIT, Inc.	112,540	1,160,287
One Liberty Properties, Inc.	7,845	170,001
Owens Realty Mortgage, Inc.#	6,880	109,736
Parkway Properties, Inc.	45,470	943,502
Pebblebrook Hotel Trust	40,824	1,581,522
Pennsylvania Real Estate Investment Trust	43,920	885,427
PennyMac Mortgage Investment Trust	47,274	1,052,319
Physicians Realty Trust	21,904	324,398
Potlatch Corp.	25,935	1,106,906
PS Business Parks, Inc.	12,432	1,013,705
QTS Realty Trust, Inc., Class A#	7,657	230,859
RAIT Financial Trust#	52,578	425,356
Ramco-Gershenson Properties Trust	43,678	740,779
Redwood Trust, Inc.#	53,013	1,026,862
Resource Capital Corp.#	82,548	444,934
Retail Opportunity Investments Corp.#	56,394	893,281
Rexford Industrial Realty, Inc.	18,294	269,654
RLJ Lodging Trust	83,637	2,493,219
Rouse Properties, Inc.#	23,725	414,713
Ryman Hospitality Properties, Inc.#	27,755	1,380,811
Sabra Health Care REIT, Inc.	30,198	860,039
Saul Centers, Inc.	6,223	310,217
Select Income REIT	23,516	656,096
Silver Bay Realty Trust Corp.	24,572	409,615
Sovran Self Storage, Inc.	21,073	1,628,311
STAG Industrial, Inc.	33,137	776,400
Starwood Waypoint Residential Trust†	24,989	691,696
Strategic Hotels & Resorts, Inc.†	157,979	1,876,790
Summit Hotel Properties, Inc.	54,663	598,560
Sun Communities, Inc.	26,211	1,405,696
Sunstone Hotel Investors, Inc.	130,794	1,905,669
Terreno Realty Corp.	21,145	427,975
Trade Street Residential, Inc.	11,860	83,257
UMH Properties, Inc.#	12,271	125,778
Universal Health Realty Income Trust	7,750	342,317
Urstadt Biddle Properties, Inc., Class A	15,939	339,819
Washington Real Estate Investment Trust#	42,572	1,182,650
Western Asset Mortgage Capital Corp.	26,655	405,156
Whitestone REIT	14,319	217,649

		94,514,215

Real Estate Management/Services - 0.2%

BBX Capital Corp., Class A†	5,492	102,920
HFF, Inc., Class A	20,962	628,860
Kennedy-Wilson Holdings, Inc.	45,886	1,198,542
Marcus & Millichap, Inc.†	5,116	155,117
RE/MAX Holdings, Inc., Class A	6,798	206,116

		2,291,555

Real Estate Operations & Development - 0.2%

Alexander & Baldwin, Inc.	31,134	1,273,381
Consolidated-Tomoka Land Co.	2,737	160,115
Forestar Group, Inc.†	22,308	446,160
St. Joe Co.†#	40,381	874,652

		2,754,308

Recreational Centers - 0.2%

ClubCorp Holdings, Inc.	13,993	259,710
Life Time Fitness, Inc.†#	26,113	1,203,809
Steiner Leisure, Ltd.†	9,394	399,433

		1,862,952

Recreational Vehicles - 0.0%

Arctic Cat, Inc.	8,240	305,045
Malibu Boats, Inc., Class A†	4,563	94,956

		400,001

Rental Auto/Equipment - 0.2%

Electro Rent Corp.	10,479	158,547
H&E Equipment Services, Inc.	19,987	817,668
McGrath RentCorp	16,531	611,647
Rent-A-Center, Inc.	33,733	939,802

		2,527,664

Research & Development - 0.3%

Albany Molecular Research, Inc.†#	15,048	297,950
Arrowhead Research Corp.†#	33,142	482,879
PAREXEL International Corp.†	36,339	2,050,973

		2,831,802

Resorts/Theme Parks - 0.3%

Marriott Vacations Worldwide Corp.†	18,099	1,078,519
Vail Resorts, Inc.	23,094	1,835,742

		2,914,261

Respiratory Products - 0.0%

Inogen, Inc.†#	3,267	67,464

Retail-Apparel/Shoe - 1.3%

Aeropostale, Inc.†#	50,245	210,527
American Eagle Outfitters, Inc.	124,215	1,748,947
ANN, Inc.†	29,919	1,239,843
bebe stores, Inc.	20,035	66,115
Brown Shoe Co., Inc.	27,897	832,446
Buckle, Inc.#	18,016	886,027
Burlington Stores, Inc.†#	18,310	653,118
Cato Corp., Class A	17,517	607,314
Children’s Place, Inc.#	14,086	757,263
Christopher & Banks Corp.†	23,274	222,732
Destination Maternity Corp.	8,757	169,273
Destination XL Group, Inc.†	22,350	111,750
Express, Inc.†	53,831	933,430
Finish Line, Inc., Class A	30,829	913,463
Francesca’s Holdings Corp.†	26,972	377,608
Genesco, Inc.†	15,324	1,215,193
Guess?, Inc.	39,268	920,442
Men’s Wearhouse, Inc.	30,642	1,655,587
New York & Co., Inc.†	18,720	63,648
Pacific Sunwear of California, Inc.†	31,728	65,994
Shoe Carnival, Inc.	9,662	208,023
Stein Mart, Inc.	17,735	220,801
Tilly’s, Inc., Class A†#	6,771	55,184
Vera Bradley, Inc.†#	13,932	285,885
Winmark Corp.	1,503	108,517

		14,529,130

Retail-Appliances - 0.1%

Conn’s, Inc.†#	17,694	793,222
hhgregg, Inc.†	7,686	54,955

		848,177

Retail-Auto Parts - 0.0%

Pep Boys-Manny Moe & Jack†	34,015	378,247

Retail-Automobile - 0.5%

America’s Car-Mart, Inc.†#	4,968	210,444
Asbury Automotive Group, Inc.†	19,588	1,364,892
Group 1 Automotive, Inc.#	15,469	1,239,995
Lithia Motors, Inc., Class A	14,584	1,274,933
Rush Enterprises, Inc., Class A†	21,948	804,833
Sonic Automotive, Inc., Class A	25,468	629,060

		5,524,157

Retail-Bedding - 0.1%

Mattress Firm Holding Corp.†#	9,575	548,552

Retail-Bookstores - 0.1%

Barnes & Noble, Inc.†#	26,207	625,299

Retail-Building Products - 0.1%

Lumber Liquidators Holdings, Inc.†#	17,524	1,002,723
Tile Shop Holdings, Inc.†#	17,919	206,965

		1,209,688

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	6,178	140,117
Systemax, Inc.†	7,230	105,413

		245,530

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.	24,591	1,762,929
Pantry, Inc.†	14,984	317,211

		2,080,140

Retail-Discount - 0.2%

Citi Trends, Inc.†	9,955	231,553
Fred’s, Inc., Class A	23,548	335,088
HSN, Inc.	21,205	1,284,811
Tuesday Morning Corp.†#	27,775	488,285

		2,339,737

Retail-Hair Salons - 0.0%

Regis Corp.	27,887	421,373

Retail-Home Furnishings - 0.3%

Haverty Furniture Cos., Inc.	12,871	299,508
Kirkland’s, Inc.†	9,344	166,604
Pier 1 Imports, Inc.	60,400	951,904
Restoration Hardware Holdings, Inc.†#	19,920	1,670,690

		3,088,706

Retail-Hypermarkets - 0.0%

Roundy’s, Inc.#	25,084	93,814

Retail-Jewelry - 0.0%

Movado Group, Inc.	11,719	435,126

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	15,841	273,415
West Marine, Inc.†	11,174	122,579

		395,994

Retail-Major Department Stores - 0.0%

Sears Hometown and Outlet Stores, Inc.†	7,414	142,201

Retail-Misc./Diversified - 0.3%

Container Store Group, Inc.†	10,994	232,413
Five Below, Inc.†#	34,673	1,406,337
Gaiam, Inc., Class A†	9,584	71,114
PriceSmart, Inc.	11,960	1,071,855

		2,781,719

Retail-Office Supplies - 0.2%

Office Depot, Inc.†	341,663	1,749,315

Retail-Pawn Shops - 0.2%

Cash America International, Inc.	17,970	802,181
Ezcorp, Inc., Class A†#	32,848	349,174
First Cash Financial Services, Inc.†	18,499	1,068,502

		2,219,857

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.#	12,899	181,618

Retail-Regional Department Stores - 0.0%

Bon-Ton Stores, Inc.#	9,334	98,567
Stage Stores, Inc.	20,250	353,768

		452,335

Retail-Restaurants - 1.6%

Biglari Holdings, Inc.†	1,085	389,895
BJ’s Restaurants, Inc.†	15,134	564,044
Bloomin’ Brands, Inc.†	49,318	820,652
Bob Evans Farms, Inc.#	15,774	684,907
Bravo Brio Restaurant Group, Inc.†	12,241	176,760
Buffalo Wild Wings, Inc.†#	12,076	1,784,229
Carrols Restaurant Group, Inc.†	22,497	164,003
Cheesecake Factory, Inc.	31,911	1,434,399
Chuy’s Holdings, Inc.†#	10,501	276,176
Cracker Barrel Old Country Store, Inc.	12,192	1,224,199
Del Frisco’s Restaurant Group, Inc.†	15,098	334,119
Denny’s Corp.†	55,641	380,028
DineEquity, Inc.	10,635	884,832
Einstein Noah Restaurant Group, Inc.	7,100	101,033
Famous Dave’s of America, Inc.†	2,988	81,005
Fiesta Restaurant Group, Inc.†	17,115	840,175
Ignite Restaurant Group, Inc.†#	4,851	35,800
Jack in the Box, Inc.	25,581	1,520,790
Jamba, Inc.†#	10,985	160,491
Krispy Kreme Doughnuts, Inc.†#	41,625	708,041
Nathan’s Famous, Inc.†	2,009	111,479

Noodles & Co.†	6,917	135,366
Papa John’s International, Inc.	19,561	774,616
Papa Murphy’s Holdings, Inc.†#	3,727	32,723
Popeyes Louisiana Kitchen, Inc.†	15,111	605,951
Red Robin Gourmet Burgers, Inc.†	9,131	484,856
Ruby Tuesday, Inc.†	39,257	242,216
Ruth’s Hospitality Group, Inc.	23,019	256,662
Sonic Corp.†	34,725	733,045
Texas Roadhouse, Inc.	44,538	1,184,265
Zoe’s Kitchen, Inc.†#	3,727	108,717

		17,235,474

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.	11,791	120,268
Hibbett Sports, Inc.†	16,548	751,776
Sportsman’s Warehouse Holdings, Inc.†#	6,219	37,376
Zumiez, Inc.†	13,251	428,670

		1,338,090

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	7,877	102,716

Retail-Vitamins & Nutrition Supplements - 0.1%

Vitamin Shoppe, Inc.†	19,667	770,750

Retirement/Aged Care - 0.1%

Capital Senior Living Corp.†	18,543	424,079
Five Star Quality Care, Inc.†	27,491	127,558

		551,637

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.#	40,556	1,250,341

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	17,645	347,783
Proto Labs, Inc.†	14,460	1,087,970

		1,435,753

Satellite Telecom - 0.3%

DigitalGlobe, Inc.†	48,205	1,463,986
Globalstar, Inc.†#	175,416	698,156
Intelsat SA†#	17,481	306,617
Iridium Communications, Inc.†#	51,506	484,156
Loral Space & Communications, Inc.†	8,372	627,230

		3,580,145

Savings & Loans/Thrifts - 1.5%

Astoria Financial Corp.	55,336	723,242
Banc of California, Inc.	19,002	228,404
Bank Mutual Corp.	29,743	196,006
BankFinancial Corp.	11,899	128,628
Beneficial Mutual Bancorp, Inc.†	18,738	257,273
Berkshire Hills Bancorp, Inc.	16,042	395,114
BofI Holding, Inc.†#	9,071	698,376
Brookline Bancorp, Inc.	45,112	412,775
Capitol Federal Financial, Inc.	91,444	1,129,333
Charter Financial Corp.	14,402	155,686
Clifton Bancorp, Inc.	16,917	212,647
Dime Community Bancshares, Inc.	20,939	323,298
ESB Financial Corp.	8,202	103,755
EverBank Financial Corp.#	58,218	1,099,156
First Defiance Financial Corp.	6,175	172,282
First Financial Northwest, Inc.	9,356	101,325
Flagstar Bancorp, Inc.†	12,957	225,841
Flushing Financial Corp.	19,331	373,088
Fox Chase Bancorp, Inc.	7,750	132,448
HomeStreet, Inc.	9,488	172,587
HomeTrust Bancshares, Inc.†	13,325	200,941
Investors Bancorp, Inc.	228,864	2,428,247
Kearny Financial Corp.†	8,950	140,068
Meridian Bancorp, Inc.†	12,981	137,339
Meta Financial Group, Inc.	3,916	148,808
NASB Financial, Inc.	2,225	54,068
Northfield Bancorp, Inc.	34,218	448,598
Northwest Bancshares, Inc.	60,473	762,565
OceanFirst Financial Corp.	8,565	140,637
Oritani Financial Corp.	29,233	438,495
Pacific Premier Bancorp, Inc.†	11,005	163,424
Provident Financial Services, Inc.	38,511	655,072
Sterling Bancorp	53,411	676,717
Territorial Bancorp, Inc.	5,581	114,745
United Community Financial Corp.	32,326	148,053
United Financial Bancorp, Inc.	33,671	417,184
Washington Federal, Inc.	64,742	1,408,138
Waterstone Financial, Inc.	21,981	251,243
WSFS Financial Corp.	5,695	424,847

		16,400,453

Schools - 0.4%

American Public Education, Inc.†	11,166	339,000
Bridgepoint Education, Inc.†	10,551	132,626
Bright Horizons Family Solutions, Inc.†	19,607	797,417
Capella Education Co.	6,982	454,598
Career Education Corp.†	42,950	235,795
Education Management Corp.†#	13,577	17,514
Grand Canyon Education, Inc.†	29,803	1,288,682
ITT Educational Services, Inc.†#	14,932	125,877
K12, Inc.†	21,970	413,695
Strayer Education, Inc.†	6,928	420,668
Universal Technical Institute, Inc.	13,852	154,727

		4,380,599

Security Services - 0.2%

Ascent Capital Group, Inc., Class A†	8,866	553,327
Brink’s Co.	30,947	847,329
LifeLock, Inc.†#	51,426	762,133

		2,162,789

Seismic Data Collection - 0.1%

Dawson Geophysical Co.	5,152	116,538
Geospace Technologies Corp.†#	8,392	345,079
ION Geophysical Corp.†	82,552	284,805

		746,422

Semiconductor Components-Integrated Circuits - 0.7%

Aeroflex Holding Corp.†	12,629	133,362
Cirrus Logic, Inc.†	39,650	958,737
Cypress Semiconductor Corp.†#	100,774	1,113,553
Emulex Corp.†	50,751	278,116
Exar Corp.†	25,236	251,603
Integrated Device Technology, Inc.†	85,341	1,403,860
MaxLinear, Inc., Class A†	17,797	164,978
Micrel, Inc.	28,502	357,130
Pericom Semiconductor Corp.†	14,169	138,573
Power Integrations, Inc.	19,435	1,161,824
TriQuint Semiconductor, Inc.†	109,468	2,262,156
Vitesse Semiconductor Corp.†#	30,774	102,785

		8,326,677

Semiconductor Equipment - 0.7%

Axcelis Technologies, Inc.†	71,050	143,521
Brooks Automation, Inc.	42,684	484,036
Cabot Microelectronics Corp.†	15,408	661,003
Cascade Microtech, Inc.†	8,164	89,804
Cohu, Inc.	16,132	198,423
Entegris, Inc.†	88,918	1,079,464
FormFactor, Inc.†	35,492	249,864
MKS Instruments, Inc.	34,205	1,160,918
Nanometrics, Inc.†	15,268	255,281
Photronics, Inc.†	39,394	347,849
Rudolph Technologies, Inc.†	21,231	205,304
Tessera Technologies, Inc.	34,159	1,010,082
Ultra Clean Holdings, Inc.†	18,812	181,536
Ultratech, Inc.†#	17,921	463,437
Veeco Instruments, Inc.†#	25,583	904,871
Xcerra Corp.†	30,904	322,947

		7,758,340

Silver Mining - 0.1%

Hecla Mining Co.#	219,234	716,895

Specified Purpose Acquisitions - 0.0%

National Bank Holdings Corp., Class A	26,269	533,786

Steel Pipe & Tube - 0.1%

Furmanite Corp.†	24,028	218,414
Mueller Water Products, Inc., Class A	101,794	939,559
Northwest Pipe Co.†	6,076	224,569
Omega Flex, Inc.	1,839	32,385

		1,414,927

Steel-Producers - 0.3%

AK Steel Holding Corp.†#	87,348	953,840
Commercial Metals Co.	75,228	1,299,940
Schnitzer Steel Industries, Inc., Class A	16,818	465,691
Shiloh Industries, Inc.†	5,303	88,613

		2,808,084

Steel-Specialty - 0.0%

Universal Stainless & Alloy Products, Inc.†	4,511	144,487

Storage/Warehousing - 0.2%

Mobile Mini, Inc.#	29,847	1,169,107
Wesco Aircraft Holdings, Inc.†	33,505	614,482

		1,783,589

SupraNational Banks - 0.1%

Banco Latinoamericano de Comercio Exterior SA, Class E#	18,982	609,512

Telecom Equipment-Fiber Optics - 0.3%

Alliance Fiber Optic Products, Inc.#	8,042	119,183
Ciena Corp.†#	67,105	1,388,403
Clearfield, Inc.†#	7,285	97,546
Finisar Corp.†#	61,827	1,255,706
Harmonic, Inc.†	60,558	397,866
KVH Industries, Inc.†	10,133	125,953
Oclaro, Inc.†	59,810	104,668
Oplink Communications, Inc.	11,823	228,420

		3,717,745

Telecom Services - 0.5%

Consolidated Communications Holdings, Inc.	25,740	627,541
EarthLink Holdings Corp.	65,398	270,094
FairPoint Communications, Inc.†	13,269	214,427
GTT Communications, Inc.†	9,001	110,172
Hawaiian Telcom Holdco, Inc.†#	6,764	186,010
Inteliquent, Inc.	20,728	252,882
Lumos Networks Corp.	12,014	175,765
NeuStar, Inc., Class A†	35,682	1,052,262
ORBCOMM, Inc.†	28,454	177,268
Premiere Global Services, Inc.†	30,825	405,965
RigNet, Inc.†	7,637	356,419
Spok Holdings, Inc.	13,842	204,862
Vonage Holdings Corp.†	111,308	384,013
West Corp.	24,596	729,517

		5,147,197

Telecommunication Equipment - 0.4%

8x8, Inc.†#	56,584	439,658
ADTRAN, Inc.	36,046	831,942
Comtech Telecommunications Corp.	9,793	372,526
Numerex Corp., Class A†#	9,340	106,990
Plantronics, Inc.	27,186	1,297,588
Preformed Line Products Co.	1,698	96,616
ShoreTel, Inc.†	39,948	267,651
Sonus Networks, Inc.†	157,038	592,033

		4,005,004

Telephone-Integrated - 0.2%

Atlantic Tele-Network, Inc.	5,993	351,429
Cincinnati Bell, Inc.†	133,577	490,228
Enventis Corp.	8,724	155,200
General Communication, Inc., Class A†	22,945	257,902
IDT Corp., Class B	10,759	169,024
Shenandoah Telecommunications Co.	15,396	425,237

		1,849,020

Television - 0.2%

Central European Media Enterprises, Ltd., Class A†#	45,083	111,806
Gray Television, Inc.†	31,659	314,374
Sinclair Broadcast Group, Inc., Class A#	43,874	1,274,539

		1,700,719

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	7,764	155,824
Unifi, Inc.†	9,365	266,996

		422,820

Textile-Products - 0.0%
Culp, Inc.	5,594	102,314
Dixie Group, Inc.†	9,565	92,302

		194,616

Theaters - 0.1%

AMC Entertainment Holdings, Inc., Class A	13,451	318,385
Carmike Cinemas, Inc.†	14,704	498,025
National CineMedia, Inc.	38,870	567,502
Reading International, Inc., Class A†	11,039	95,377

		1,479,289

Therapeutics - 0.6%

Actinium Pharmaceuticals, Inc.†#	12,655	78,714
Agios Pharmaceuticals, Inc.†#	8,671	400,774
Akebia Therapeutics, Inc.†#	5,005	112,662
Anika Therapeutics, Inc.†	9,214	386,988
AVANIR Pharmaceuticals, Inc.†#	102,119	635,180
Bio-Path Holdings, Inc.†#	46,887	108,309
Cara Therapeutics, Inc.†#	3,443	35,187
Dyax Corp.†	86,767	885,891
Egalet Corp.†#	2,533	24,545
Esperion Therapeutics, Inc.†#	2,969	46,287
Flexion Therapeutics, Inc.†#	2,911	39,939
Hyperion Therapeutics, Inc.†	8,698	224,930
MannKind Corp.†#	145,702	1,073,824
Mirati Therapeutics, Inc.†#	4,584	94,201
Neurocrine Biosciences, Inc.†	48,471	790,562
Northwest Biotherapeutics, Inc.†#	22,703	132,585
Osiris Therapeutics, Inc.†	12,117	173,152
Portola Pharmaceuticals, Inc.†#	23,566	657,256
Sarepta Therapeutics, Inc.†#	25,990	595,951
Threshold Pharmaceuticals, Inc.†#	33,376	138,844
Vital Therapies, Inc.†#	3,306	79,278
Xencor, Inc.†#	9,362	100,080

		6,815,139

Tobacco - 0.2%

22nd Century Group, Inc.†	26,261	80,096
Alliance One International, Inc.†	56,322	125,035
Universal Corp.#	14,838	782,853
Vector Group, Ltd.#	42,019	1,003,834

		1,991,818

Toys - 0.0%

JAKKS Pacific, Inc.†#	11,921	80,824
LeapFrog Enterprises, Inc.†	41,719	270,339

		351,163

Transactional Software - 0.3%

ACI Worldwide, Inc.†	72,693	1,415,333
Bottomline Technologies de, Inc.†	25,147	708,140
InnerWorkings, Inc.†#	22,402	194,225
Synchronoss Technologies, Inc.†	22,541	995,636

		3,313,334

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	33,389	272,788
Atlas Air Worldwide Holdings, Inc.†	16,121	539,248

		812,036

Transport-Equipment & Leasing - 0.2%

General Finance Corp.†	7,073	61,959
Greenbrier Cos., Inc.#	17,626	1,260,612
TAL International Group, Inc.	21,720	960,024
Textainer Group Holdings, Ltd.	13,789	486,476

		2,769,071

Transport-Marine - 0.6%

Ardmore Shipping Corp.	11,533	150,967
Baltic Trading, Ltd.#	31,433	184,512
CAI International, Inc.†	11,023	213,736
DHT Holdings, Inc.	44,352	310,464
Dorian LPG, Ltd.†	4,676	91,790
Frontline, Ltd.†#	42,372	86,863
GasLog, Ltd.	26,904	680,940
International Shipholding Corp.	3,635	74,263
Knightsbridge Tankers, Ltd.	21,448	262,953
Navios Maritime Acquisition Corp.	52,537	182,303
Navios Maritime Holdings, Inc.	50,696	479,584
Nordic American Tankers, Ltd.#	56,981	516,248
Safe Bulkers, Inc.	24,861	218,031
Scorpio Bulkers, Inc.†	86,089	686,990
Scorpio Tankers, Inc.#	109,352	1,045,405
Ship Finance International, Ltd.#	37,764	747,350
Teekay Tankers, Ltd., Class A#	39,770	169,420
Ultrapetrol Bahamas, Ltd.†	13,652	45,734

		6,147,553

Transport-Services - 0.6%

Bristow Group, Inc.	22,736	1,659,273
CHC Group, Ltd.†#	21,434	148,752
Echo Global Logistics, Inc.†	15,006	389,556
Era Group, Inc.†	12,999	332,904
Hub Group, Inc., Class A†	23,497	1,021,885
Matson, Inc.	27,454	740,984
PHI, Inc.†	8,046	344,047
Universal Truckload Services, Inc.	4,200	104,538
UTi Worldwide, Inc.†#	58,457	536,635
XPO Logistics, Inc.†#	33,557	1,039,260

		6,317,834

Transport-Truck - 0.7%

ArcBest Corp.	16,609	596,263
Celadon Group, Inc.	13,368	279,926
Forward Air Corp.	19,935	922,791
Heartland Express, Inc.#	34,731	814,442
Knight Transportation, Inc.	38,163	967,432
Marten Transport, Ltd.	15,196	300,881
P.A.M. Transportation Services, Inc.†	2,058	75,570
Patriot Transportation Holding, Inc.†	4,257	147,675

Quality Distribution, Inc.†	17,507	245,798
Roadrunner Transportation Systems, Inc.†	17,807	448,380
Saia, Inc.†	15,757	747,985
Swift Transportation Co.†	54,334	1,150,794
USA Truck, Inc.†	4,002	75,198
Werner Enterprises, Inc.	28,557	711,069
YRC Worldwide, Inc.†	19,977	463,866

		7,948,070

Travel Services - 0.1%

Diamond Resorts International, Inc.†	22,602	565,502
Interval Leisure Group, Inc.	25,377	548,651

		1,114,153

Veterinary Diagnostics - 0.1%

Aratana Therapeutics, Inc.†#	15,608	181,365
Kindred Biosciences, Inc.†#	6,704	73,140
Neogen Corp.†	23,427	986,277
Phibro Animal Health Corp., Class A	9,365	179,246

		1,420,028

Virtual Reality Products - 0.0%

RealD, Inc.†#	25,691	239,183

Vitamins & Nutrition Products - 0.1%

Natural Grocers by Vitamin Cottage, Inc.†#	5,710	105,349
Nature’s Sunshine Products, Inc.	6,946	114,262
Nutraceutical International Corp.†	5,531	134,071
Omega Protein Corp.†	13,355	201,260
Synutra International, Inc.†#	11,051	62,659
USANA Health Sciences, Inc.†#	4,117	300,665

		918,266

Water - 0.3%

American States Water Co.	24,777	800,297
Artesian Resources Corp., Class A	4,961	105,223
California Water Service Group	30,543	744,028
Connecticut Water Service, Inc.	6,953	229,101
Middlesex Water Co.	10,214	209,693
PICO Holdings, Inc.†	14,534	321,201
SJW Corp.	10,016	273,838
York Water Co.	8,270	166,889

		2,850,270

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†#	24,590	116,557
Nuverra Environmental Solutions, Inc.†#	9,646	130,221

		246,778

Web Hosting/Design - 0.2%

Endurance International Group Holdings, Inc.†#	19,260	259,240
NIC, Inc.	41,669	780,877
Q2 Holdings, Inc.†#	6,318	93,254
Rightside Group, Ltd.†#	5,572	66,808
Web.com Group, Inc.†	33,082	626,904
Wix.com, Ltd.†#	8,859	145,819

		1,972,902

Web Portals/ISP - 0.0%

Blucora, Inc.†	27,000	420,660

Wire & Cable Products - 0.3%

Belden, Inc.	27,858	2,035,584
Encore Wire Corp.	13,235	561,826
General Cable Corp.	31,083	667,352
Insteel Industries, Inc.	11,665	273,894

		3,538,656

Wireless Equipment - 0.8%

Aerohive Networks, Inc.†	6,087	48,513
Aruba Networks, Inc.†	68,218	1,456,454
CalAmp Corp.†	22,960	442,669
Gogo, Inc.†#	35,702	604,435
InterDigital, Inc.	25,846	1,146,787
RF Micro Devices, Inc.†#	182,828	2,279,865
Ruckus Wireless, Inc.†	41,424	576,208
Telenav, Inc.†	17,400	119,886
Tessco Technologies, Inc.	3,644	117,373
Ubiquiti Networks, Inc.†#	18,988	861,296
ViaSat, Inc.†#	26,434	1,505,152

		9,158,638

Wound, Burn & Skin Care - 0.0%

Derma Sciences, Inc.†	14,467	122,536
IGI Laboratories, Inc.†	18,369	126,562

		249,098

Total Common Stocks
(cost $819,195,615)		1,097,786,290

RIGHTS - 0.0%
Retail-Restaurants - 0.0%

Biglari Holdings, Inc. Expires 09/12/2014 (strike price $250.00)†#
(cost $0)	921	20,317

WARRANTS† - 0.0%
Oil Companies-Exploration & Production - 0.0%

Magnum Hunter Resources Corp. Expires 04/15/2016# (strike price $8.50)	11,522	0

Real Estate Management/Services - 0.0%

Tejon Ranch Co. Expires 08/31/2016 (strike price $40.00)	1,364	2,742

Total Warrants
(cost $9,886)		2,742

Total Long-Term Investment Securities
(cost $819,205,501)		1,097,809,349

SHORT-TERM INVESTMENT SECURITIES - 18.5%
Registered Investment Companies - 18.2%

State Street Navigator Securities Lending Prime Portfolio(3)	201,923,223	201,923,223

U.S. Government Treasuries - 0.3%

United States Treasury Bills Disc. Notes 0.02% due 09/18/2014(4)	$3,500,000	3,499,967

Total Short-Term Investment Securities
(cost $205,423,190)		205,423,190

REPURCHASE AGREEMENT - 0.9%

State Street Bank and Trust Co. Joint Repurchase Agreement(5)
(cost $9,897,000)	9,897,000	9,897,000

TOTAL INVESTMENTS
(cost $1,034,525,691) (6)	118.1%	1,313,129,539
Liabilities in excess of other assets	(18.1)	(201,550,432)

NET ASSETS	100.0%	$1,111,579,107

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At August 31, 2014, the aggregate value of these securities was $54,396 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	At August 31, 2014, the Fund had loaned securities with a total value of $201,949,162. This was secured by collateral of $201,923,223, which was received in cash and subsequently invested in short-term investments currently valued at $201,923,223 as reported in the portfolio of investments. Additional collateral of $4,036,425 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

			Value as of
Securities	Coupon Range	Maturity Date Range	August 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 11/15/2040	$220,975
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	2,248,343
Government National Mtg. Assoc.	2.75% to 4.00%	11/20/2038 to 11/16/2039	287,301
United States Treasury Bill	zero coupon	03/05/2015	42,624
United States Treasury Notes/Bonds	zero coupon to 8.13%	10/31/2014 to 11/15/2043	1,237,182

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 3 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

CVR - Contingent Value Rights

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2014	Unrealized Appreciation (Depreciation)

122	Long	Russell 2000 Mini Index	September 2014	$14,198,596	$14,315,480	$116,884

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks - Commercial	$74,989,719	$—	$—	$74,989,719
Celluar Telecom	542,447	—	0	542,447
Medical-Biomedical/Gene	42,098,492	—	10,033	42,108,525
Medical-Drugs	22,104,390	—	44,363	22,148,753
Oil Companies - Exploration & Production	29,949,716	—	0	29,949,716
Real Estate Investment Trusts	94,514,215	—	—	94,514,215
Other Industries*	833,532,915	—	—	833,532,915
Rights	20,317	—	—	20,317
Warrants:
Oil Companies - Exploration & Production	—	0	—	0
Real Estate Management/Services	2,742	—	—	2,742
Short-Term Investment Securities:
Registered Investment Companies	201,923,223	—	—	201,923,223
U.S. Government Treasuries	—	3,499,967	—	3,499,967
Repurchase Agreement	—	9,897,000	—	9,897,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	116,884	—	—	116,884

Total	$1,299,795,060	$13,396,967	$54,396	$1,313,246,423

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.8%
Aerospace/Defense - 0.3%

Esterline Technologies Corp.†	6,791	$796,109

Aerospace/Defense-Equipment - 0.6%

AAR Corp.	17,656	489,071
Alliant Techsystems, Inc.	8,905	1,122,030

		1,611,101

Apparel Manufacturers - 0.3%

Delta Apparel, Inc.†	70,223	663,607

Applications Software - 0.8%

Compuware Corp.	85,177	796,405
Progress Software Corp.†	55,813	1,292,629

		2,089,034

Auto/Truck Parts & Equipment-Original - 0.5%

American Axle & Manufacturing Holdings, Inc.†	67,878	1,228,592

Auto/Truck Parts & Equipment-Replacement - 0.9%

Commercial Vehicle Group, Inc.†	42,899	344,050
Douglas Dynamics, Inc.	98,438	1,962,854

		2,306,904

Banks-Commercial - 9.7%

Associated Banc-Corp.	122,729	2,231,213
BancorpSouth, Inc.	38,584	816,823
BBCN Bancorp, Inc.	50,657	739,592
Blue Hills Bancorp, Inc.†	27,302	351,923
Chemical Financial Corp.	6,434	182,533
First Citizens BancShares, Inc., Class A	26,481	6,085,069
First Horizon National Corp.	81,250	988,000
First Midwest Bancorp, Inc.	23,990	404,232
FirstMerit Corp.	42,285	728,782
Fulton Financial Corp.	75,030	865,471
Hancock Holding Co.	30,855	1,025,620
Independent Bank Corp.	6,150	226,382
International Bancshares Corp.	11,342	298,975
Lakeland Financial Corp.	6,695	260,703
NBT Bancorp, Inc.	10,162	243,990
Prosperity Bancshares, Inc.	13,947	842,399
Synovus Financial Corp.	46,562	1,124,472
TCF Financial Corp.	148,171	2,341,102
UMB Financial Corp.	42,727	2,467,484
Umpqua Holdings Corp.	23,190	405,129
Webster Financial Corp.	20,660	609,470
WesBanco, Inc.	10,316	320,312
Wintrust Financial Corp.	21,464	999,578

		24,559,254

Batteries/Battery Systems - 0.6%

EnerSys	21,955	1,411,487

Beverages-Non-alcoholic - 0.7%

Cott Corp.	225,350	1,690,125

Building & Construction Products-Misc. - 1.6%

Quanex Building Products Corp.	80,626	1,456,106
Simpson Manufacturing Co., Inc.	77,842	2,515,853

		3,971,959

Building & Construction-Misc. - 0.2%

Aegion Corp.†	19,848	489,452

Building-Heavy Construction - 0.4%

Tutor Perini Corp.†	37,188	1,111,177

Building-Maintenance & Services - 0.2%

ABM Industries, Inc.	22,315	593,579

Building-Residential/Commercial - 0.2%

KB Home#	28,010	497,178

Chemicals-Diversified - 1.3%

Innospec, Inc.	51,189	2,159,152
Olin Corp.	40,525	1,105,927

		3,265,079

Chemicals-Fibers - 0.4%

Rayonier Advanced Materials, Inc.#	28,430	944,160

Chemicals-Plastics - 1.0%

A. Schulman, Inc.	64,288	2,496,303

Chemicals-Specialty - 1.0%

Cabot Corp.	17,279	946,544
Chemtura Corp.†	19,425	479,603
Sensient Technologies Corp.	21,177	1,188,241

		2,614,388

Commercial Services-Finance - 0.5%

Liberty Tax, Inc.†	34,483	1,168,629

Computer Services - 1.8%

DST Systems, Inc.	19,031	1,766,267
Science Applications International Corp.	13,105	604,403
Sykes Enterprises, Inc.†	93,085	1,949,200
Unisys Corp.†	13,990	327,506

		4,647,376

Computers-Integrated Systems - 0.4%

Brocade Communications Systems, Inc.	104,418	1,101,610

Computers-Memory Devices - 0.8%

Imation Corp.†	525,479	1,760,355
Quantum Corp.†#	229,668	287,085

		2,047,440

Consumer Products-Misc. - 2.4%

Central Garden & Pet Co.†	58,331	513,896
Central Garden and Pet Co., Class A†	29,595	266,651
Helen of Troy, Ltd.†	30,364	1,767,792
Scotts Miracle-Gro Co., Class A	14,336	827,617
Spectrum Brands Holdings, Inc.	8,940	774,204
WD-40 Co.	29,522	2,028,162

		6,178,322

Data Processing/Management - 0.5%

Acxiom Corp.†	50,323	933,240
CSG Systems International, Inc.	14,430	400,000

		1,333,240

Dental Supplies & Equipment - 0.7%

Patterson Cos., Inc.	41,520	1,672,010

Disposable Medical Products - 0.5%

ICU Medical, Inc.†	20,411	1,277,524

Distribution/Wholesale - 1.1%

Ingram Micro, Inc., Class A†	38,624	1,113,530
Owens & Minor, Inc.#	48,701	1,675,314

		2,788,844

Diversified Manufacturing Operations - 1.1%

Barnes Group, Inc.	15,391	526,988
Crane Co.	15,048	1,047,190
Koppers Holdings, Inc.	12,192	452,445
LSB Industries, Inc.†	18,664	747,493

		2,774,116

Diversified Operations/Commercial Services - 0.9%

Viad Corp.	103,244	2,265,173

Electric-Integrated - 1.6%

Hawaiian Electric Industries, Inc.#	37,095	941,842
IDACORP, Inc.	19,765	1,121,071
Portland General Electric Co.	32,580	1,123,033
TECO Energy, Inc.	41,425	749,792

		3,935,738

Electronic Components-Misc. - 3.3%

AVX Corp.	83,102	1,145,146
Celestica, Inc.†	26,915	296,334
GSI Group, Inc.†	168,055	2,154,465
Knowles Corp.†	25,696	845,912
Sanmina Corp.†	27,752	651,617
Vishay Intertechnology, Inc.	208,422	3,334,752

		8,428,226

Electronic Components-Semiconductors - 1.6%

DSP Group, Inc.†	120,790	1,084,694
Lattice Semiconductor Corp.†	74,412	558,834
Microsemi Corp.†	48,925	1,303,362
QLogic Corp.†	112,866	1,021,438

		3,968,328

Electronic Design Automation - 0.4%

Mentor Graphics Corp.	47,105	1,027,360

Electronic Measurement Instruments - 1.2%

ESCO Technologies, Inc.	24,816	893,376
Itron, Inc.†	13,650	576,303
Orbotech, Ltd.†	89,664	1,454,350

		2,924,029

Electronic Parts Distribution - 0.2%

Tech Data Corp.†	9,075	612,563

Engineering/R&D Services - 1.3%

EMCOR Group, Inc.	51,646	2,231,107
URS Corp.	17,465	1,058,030

		3,289,137

Finance-Consumer Loans - 0.1%

Nelnet, Inc., Class A	7,522	330,742

Finance-Leasing Companies - 0.5%

Aircastle, Ltd.	66,338	1,268,383

Finance-Mortgage Loan/Banker - 0.4%

Home Loan Servicing Solutions, Ltd.	42,595	932,830

Finance-Other Services - 0.1%

JGWPT Holdings, Inc., Class A†#	27,920	376,920

Food-Canned - 1.5%

TreeHouse Foods, Inc.†	46,245	3,816,137

Food-Retail - 0.3%

SUPERVALU, Inc.†	66,939	639,267

Footwear & Related Apparel - 0.2%

Steven Madden, Ltd.†	12,255	416,547

Funeral Services & Related Items - 0.9%

Matthews International Corp., Class A	48,004	2,215,385

Hazardous Waste Disposal - 0.6%

Clean Harbors, Inc.†	24,382	1,476,086

Human Resources - 0.7%

AMN Healthcare Services, Inc.†	40,671	614,945
Korn/Ferry International†	38,871	1,175,848

		1,790,793

Identification Systems - 0.2%

Brady Corp., Class A	14,613	388,998

Insurance Brokers - 0.9%

Brown & Brown, Inc.	72,134	2,353,011

Insurance-Life/Health - 1.2%

Fidelity & Guaranty Life	30,789	694,600
Protective Life Corp.	24,665	1,711,751
Symetra Financial Corp.	28,060	682,980

		3,089,331

Insurance-Property/Casualty - 1.9%

Hanover Insurance Group, Inc.	22,260	1,412,397
ProAssurance Corp.	46,567	2,151,396
Stewart Information Services Corp.	36,865	1,187,790

		4,751,583

Insurance-Reinsurance - 2.4%

Aspen Insurance Holdings, Ltd.	21,780	926,086
Endurance Specialty Holdings, Ltd.	33,264	1,931,640
Montpelier Re Holdings, Ltd.	16,210	509,804
Platinum Underwriters Holdings, Ltd.	9,998	624,575
Validus Holdings, Ltd.	50,515	1,975,642

		5,967,747

Investment Companies - 0.4%

Apollo Investment Corp.#	80,871	709,239
Prospect Capital Corp.#	31,948	329,384

		1,038,623

Investment Management/Advisor Services - 1.7%

CIFC Corp.#	55,094	545,982
Federated Investors, Inc., Class B#	15,364	471,521
Janus Capital Group, Inc.#	73,455	892,478
Westwood Holdings Group, Inc.	38,452	2,291,739

		4,201,720

Machinery-Construction & Mining - 0.1%

Hyster-Yale Materials Handling, Inc.	3,574	275,520

Machinery-Electrical - 1.5%

Franklin Electric Co., Inc.	69,321	2,631,425
Regal-Beloit Corp.	16,095	1,143,872

		3,775,297

Machinery-General Industrial - 1.7%

Kadant, Inc.	109,632	4,345,812

Medical Imaging Systems - 0.5%

Analogic Corp.	17,151	1,238,302

Medical Instruments - 0.2%

Integra LifeSciences Holdings Corp.†	12,395	619,626

Medical Products - 2.2%

Haemonetics Corp.†	58,768	2,097,430
Hanger, Inc.†	26,601	595,862
Hill-Rom Holdings, Inc.	25,074	1,098,492
West Pharmaceutical Services, Inc.	37,929	1,647,257

		5,439,041

Medical Sterilization Products - 0.5%

STERIS Corp.	23,543	1,325,235

Medical-Biomedical/Gene - 1.0%

Bio-Rad Laboratories, Inc., Class A†	10,786	1,297,124
Cambrex Corp.†	26,762	586,623
Charles River Laboratories International, Inc.†	12,065	713,042

		2,596,789

Medical-Drugs - 0.2%

Prestige Brands Holdings, Inc.†	14,546	503,437

Medical-HMO - 0.1%

Triple-S Management Corp., Class B†	14,133	270,506

Medical-Hospitals - 0.6%

LifePoint Hospitals, Inc.†	6,380	477,224
Select Medical Holdings Corp.	64,880	909,618

		1,386,842

Metal Processors & Fabrication - 1.8%

Global Brass & Copper Holdings, Inc.	21,735	335,806
LB Foster Co., Class A	3,820	200,397
Mueller Industries, Inc.	114,110	3,336,576
Worthington Industries, Inc.	17,382	702,928

		4,575,707

Miscellaneous Manufacturing - 0.9%

Hillenbrand, Inc.	66,852	2,235,531

Multimedia - 0.4%

Meredith Corp.	20,053	934,069

Networking Products - 0.7%

Ixia†	106,928	1,028,648
NETGEAR, Inc.†	24,115	801,100

		1,829,748

Office Supplies & Forms - 0.6%

ACCO Brands Corp.†	181,850	1,405,700

Oil & Gas Drilling - 0.9%

Atwood Oceanics, Inc.†	47,307	2,337,439

Oil Companies-Exploration & Production - 3.1%

Bellatrix Exploration, Ltd.†	92,080	712,699
Bonanza Creek Energy, Inc.†	13,608	835,667
Comstock Resources, Inc.	46,704	1,138,644
Energy XXI Bermuda, Ltd.#	71,527	1,180,195
Gran Tierra Energy, Inc.†	88,090	591,084
Stone Energy Corp.†	35,484	1,248,682
Ultra Petroleum Corp.†#	42,145	1,118,107
Unit Corp.†	15,558	1,023,872

		7,848,950

Oil Refining & Marketing - 0.3%

PBF Energy, Inc., Class A	26,030	739,512

Oil-Field Services - 0.8%

Cal Dive International, Inc.†#	88,126	69,840
CARBO Ceramics, Inc.#	2,591	278,766
Steel Excel, Inc.†	46,867	1,546,611

		1,895,217

Paper & Related Products - 1.7%

Neenah Paper, Inc.	44,417	2,428,277
Schweitzer-Mauduit International, Inc.	44,750	1,917,090

		4,345,367

Precious Metals - 0.2%

Coeur Mining, Inc.†	64,383	509,913

Publishing-Books - 0.6%

Courier Corp.	72,714	980,185
John Wiley & Sons, Inc., Class A	10,102	605,615

		1,585,800

Publishing-Newspapers - 0.9%

AH Belo Corp., Class A	198,479	2,286,478

Real Estate Investment Trusts - 4.7%

Apollo Residential Mortgage, Inc.	28,660	482,921
Ashford Hospitality Prime, Inc.	16,122	261,015
Ashford Hospitality Trust, Inc.	56,555	655,473
Associated Estates Realty Corp.	27,916	516,446
Brandywine Realty Trust	63,070	1,010,381
CBL & Associates Properties, Inc.	37,205	706,895
Geo Group, Inc.	20,993	785,558
Hatteras Financial Corp.	89,730	1,785,627
Hospitality Properties Trust	36,644	1,078,433
Mack-Cali Realty Corp.	37,362	789,833
MFA Financial, Inc.	46,975	396,469
New Residential Investment Corp.	139,640	875,543
Omega Healthcare Investors, Inc.#	23,630	890,142
Pennsylvania Real Estate Investment Trust	38,635	778,882
RAIT Financial Trust#	107,193	867,191

		11,880,809

Recreational Centers - 0.3%

Life Time Fitness, Inc.†#	18,790	866,219

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	31,000	794,220

Retail-Apparel/Shoe - 1.6%

Ascena Retail Group, Inc.†	77,216	1,342,786
Christopher & Banks Corp.†	107,165	1,025,569
Guess?, Inc.	72,031	1,688,407

		4,056,762

Retail-Discount - 0.2%

Big Lots, Inc.	8,760	406,026

Retail-Home Furnishings - 0.4%

Pier 1 Imports, Inc.	69,118	1,089,300

Retail-Misc./Diversified - 0.3%

CST Brands, Inc.	23,005	801,494

Retail-Restaurants - 2.9%

Brinker International, Inc.	25,185	1,231,546
Denny’s Corp.†	299,391	2,044,841
DineEquity, Inc.	32,783	2,727,546
Krispy Kreme Doughnuts, Inc.†	70,537	1,199,834

		7,203,767

Rubber-Tires - 0.3%

Cooper Tire & Rubber Co.	24,590	758,110

Savings & Loans/Thrifts - 2.0%

Clifton Bancorp, Inc.	40,800	512,856
First Niagara Financial Group, Inc.	209,959	1,826,643
People’s United Financial, Inc.	68,221	1,019,904
Sterling Bancorp	62,618	793,370
Washington Federal, Inc.	42,550	925,463

		5,078,236

Security Services - 0.4%

Brink’s Co.	34,120	934,206

Semiconductor Components-Integrated Circuits - 0.4%

Exar Corp.†	104,013	1,037,010

Semiconductor Equipment - 0.5%

Kulicke & Soffa Industries, Inc.†	77,494	1,138,387

Silver Mining - 0.2%

Pan American Silver Corp.	30,794	442,202

Steel-Producers - 0.3%

Steel Dynamics, Inc.	31,697	736,638

Telecom Services - 0.1%

Aviat Networks, Inc.†	214,074	336,096

Telecommunication Equipment - 0.7%

ARRIS Group, Inc.†	24,921	762,832
Plantronics, Inc.	22,950	1,095,403

		1,858,235

Television - 0.2%

CTC Media, Inc.	50,750	460,810

Textile-Products - 0.4%

Dixie Group, Inc.†#	110,907	1,070,253

Transactional Software - 0.8%

ACI Worldwide, Inc.†	98,055	1,909,131

Transport-Services - 0.5%

Ryder System, Inc.	13,055	1,179,389

Transport-Truck - 0.8%

Forward Air Corp.	44,889	2,077,912

Total Common Stocks
(cost $197,433,816)		239,254,306

EXCHANGE-TRADED FUNDS - 0.3%

iShares Russell 2000 Value ETF#
(cost $777,228)	7,915	795,853

WARRANTS - 0.0%
Rubber/Plastic Products - 0.0%

Plastec Technologies, Ltd. Expires 11/18/2014 (strike price $11.50) (cost $0)	19,280	0

Total Long-Term Investment Securities
(cost $198,211,044)		240,050,159

SHORT-TERM INVESTMENT SECURITIES - 9.3%
Registered Investment Companies - 4.5%

State Street Navigator Securities Lending Prime Portfolio(1)	11,249,935	11,249,935

Time Deposits - 4.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	$12,069,000	12,069,000

Total Short-Term Investment Securities
(cost $23,318,935)		23,318,935

TOTAL INVESTMENTS
(cost $221,529,979)(2)	104.4%	263,369,094
Liabilities in excess of other assets	(4.4)	(11,045,974)

NET ASSETS	100.0%	$252,323,120

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $10,977,674. This was secured by collateral of $11,249,935 which was received in cash and subsequently invested in short-term investments currently valued at $11,249,935 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$24,559,254	$—	$—	$24,559,254
Other Industries*	214,695,052	—	—	214,695,052
Exchange Traded Funds	795,853	—	—	795,853
Warrants	—	0	—	0
Short-Term Investment Securities:
Registered Investment Companies	11,249,935	—	—	11,249,935
Time Deposits	—	12,069,000	—	12,069,000

Total	$251,300,094	$12,069,000	$—	$263,369,094

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.7%
Aerospace/Defense - 0.6%

Aerovironment, Inc.†	23,478	$740,496

Apparel Manufacturers - 2.4%

Carter’s, Inc.	12,410	1,027,300
Under Armour, Inc., Class A†	27,805	1,900,750

		2,928,050

Applications Software - 3.9%

InterXion Holding NV†	54,257	1,496,951
NetSuite, Inc.†#	14,635	1,282,611
Red Hat, Inc.†	6,093	371,186
ServiceNow, Inc.†	27,169	1,660,841

		4,811,589

Athletic Equipment - 0.4%

Black Diamond, Inc.†#	57,591	488,372

Banks-Commercial - 2.9%

Eagle Bancorp, Inc.†	33,255	1,115,040
First Republic Bank	49,507	2,420,892

		3,535,932

Banks-Super Regional - 0.7%

Independent Bank Group, Inc.	16,831	851,817

Building-Residential/Commercial - 1.3%

M/I Homes, Inc.†	68,268	1,553,780

Chemicals-Specialty - 1.3%

International Flavors & Fragrances, Inc.	15,210	1,545,184

Commercial Services - 4.1%

Healthcare Services Group, Inc.	81,452	2,226,083
HMS Holdings Corp.†	72,718	1,662,334
Quanta Services, Inc.†	32,445	1,179,051

		5,067,468

Commercial Services-Finance - 2.1%

EVERTEC, Inc.	48,238	1,110,921
FleetCor Technologies, Inc.†	9,862	1,417,071

		2,527,992

Communications Software - 0.6%

Mavenir Systems, Inc.†	63,784	716,932

Computer Data Security - 0.2%

A10 Networks, Inc.†#	24,667	287,617

Computers-Periphery Equipment - 0.7%

Electronics for Imaging, Inc.†	20,370	897,095

Cruise Lines - 1.1%

Norwegian Cruise Line Holdings, Ltd.†	38,851	1,294,127

Data Processing/Management - 0.7%

CommVault Systems, Inc.†	15,903	876,891

Diagnostic Equipment - 1.3%

Cepheid†	38,909	1,557,527

Distribution/Wholesale - 1.2%

LKQ Corp.†	51,780	1,470,552

Drug Delivery Systems - 0.4%

Revance Therapeutics, Inc.†#	21,249	496,164

Electronic Components-Semiconductors - 2.1%

IPG Photonics Corp.†#	22,371	1,536,441
Xilinx, Inc.	25,149	1,062,545

		2,598,986

Electronic Connectors - 1.3%

Amphenol Corp., Class A	15,638	1,610,870

Enterprise Software/Service - 1.1%

Guidewire Software, Inc.†	26,431	1,203,932
OPOWER, Inc.†#	7,728	120,866

		1,324,798

Finance-Consumer Loans - 2.3%

Navient Corp.	99,145	1,778,661
SLM Corp.	113,709	1,007,462

		2,786,123

Financial Guarantee Insurance - 1.2%

MGIC Investment Corp.†	133,154	1,122,488
Radian Group, Inc.#	19,988	291,025

		1,413,513

Food-Canned - 1.5%

TreeHouse Foods, Inc.†	22,869	1,887,150

Food-Misc./Diversified - 2.6%

Annie’s, Inc.†#	27,817	887,084
Hain Celestial Group, Inc.†	23,416	2,303,198

		3,190,282

Food-Retail - 0.5%

Sprouts Farmers Market, Inc.†#	21,308	659,269

Hazardous Waste Disposal - 0.4%

Stericycle, Inc.†	4,012	476,826

Human Resources - 0.4%

TriNet Group, Inc.†	20,519	550,114

Industrial Gases - 1.3%

Airgas, Inc.	14,520	1,602,718

Instruments-Controls - 2.7%

Mettler-Toledo International, Inc.†	3,674	993,743
Sensata Technologies Holding NV†	47,323	2,326,872

		3,320,615

Instruments-Scientific - 0.9%

PerkinElmer, Inc.	25,201	1,130,265

Internet Content-Entertainment - 1.0%

Pandora Media, Inc.†	46,489	1,257,063

Machine Tools & Related Products - 1.2%

Kennametal, Inc.	31,797	1,424,824

Machinery-General Industrial - 1.1%

IDEX Corp.	17,386	1,337,679

Machinery-Pumps - 2.4%

Flowserve Corp.	9,275	703,880
Graco, Inc.	29,600	2,275,056

		2,978,936

Medical Instruments - 1.4%

Bruker Corp.†	34,420	690,465
DexCom, Inc.†	23,044	1,018,545

		1,709,010

Medical Products - 3.2%

CareFusion Corp.†	35,071	1,610,110
Henry Schein, Inc.†	9,200	1,101,148

Teleflex, Inc.	4,486	491,127
Tornier NV†	30,672	663,129

		3,865,514

Medical-Biomedical/Gene - 4.5%

Achillion Pharmaceuticals, Inc.†#	91,905	1,063,341
Avalanche Biotechnologies, Inc.†#	9,342	276,803
Bluebird Bio, Inc.†	12,363	494,644
Corium International, Inc.†#	38,150	249,501
Five Prime Therapeutics, Inc.†	24,973	290,436
Incyte Corp.†	10,614	575,279
Medivation, Inc.†	13,717	1,251,813
Stemline Therapeutics, Inc.†#	14,792	166,854
Synageva BioPharma Corp.†#	5,460	394,048
Ultragenyx Pharmaceutical, Inc.†#	9,305	496,515
Versartis, Inc.†#	9,850	226,550

		5,485,784

Medical-Drugs - 2.0%

Aerie Pharmaceuticals, Inc.†	13,665	223,833
Cempra, Inc.†#	36,223	382,877
Clovis Oncology, Inc.†	15,656	744,599
Ophthotech Corp.†#	10,752	418,898
Regulus Therapeutics, Inc.†#	38,945	267,942
Swedish Orphan Biovitrum AB ADR†(3)	35,143	432,610

		2,470,759

Medical-Hospitals - 1.4%

Acadia Healthcare Co., Inc.†	26,001	1,331,511
Adeptus Health, Inc., Class A†#	14,215	402,143

		1,733,654

MRI/Medical Diagnostic Imaging - 0.7%

Surgical Care Affiliates, Inc.†	30,325	902,472

Multimedia - 0.0%

RLJ Entertainment, Inc.†#	11,299	36,609

Networking Products - 0.6%

Calix, Inc.†	73,520	771,960

Non-Hazardous Waste Disposal - 0.8%

Waste Connections, Inc.	20,763	1,018,633

Office Furnishings-Original - 0.8%

Interface, Inc.	56,234	957,665

Office Supplies & Forms - 0.8%

Avery Dennison Corp.	21,286	1,024,495

Oil Companies-Exploration & Production - 2.6%

Laredo Petroleum, Inc.†	30,159	712,959
Rosetta Resources, Inc.†	9,256	462,800
Whiting Petroleum Corp.†	22,119	2,049,546

		3,225,305

Oil Field Machinery & Equipment - 1.9%

Dril-Quip, Inc.†	22,662	2,299,513

Oil-Field Services - 1.5%

Core Laboratories NV	7,828	1,236,746
RPC, Inc.	26,272	598,213

		1,834,959

Physicians Practice Management - 0.7%

MEDNAX, Inc.†	14,289	818,045

Power Converter/Supply Equipment - 1.6%

Hubbell, Inc., Class B	16,096	1,946,006

Real Estate Management/Services - 2.5%

CBRE Group, Inc., Class A†	67,150	2,134,027
HFF, Inc., Class A	30,895	926,850

		3,060,877

Retail-Apparel/Shoe - 4.5%

Burlington Stores, Inc.†#	39,968	1,425,658
Kate Spade & Co.†	67,449	2,181,301
PVH Corp.	16,909	1,973,957

		5,580,916

Retail-Building Products - 1.0%

Lumber Liquidators Holdings, Inc.†#	21,192	1,212,606

Retail-Home Furnishings - 1.5%

Restoration Hardware Holdings, Inc.†#	21,286	1,785,257

Retail-Misc./Diversified - 1.4%

Five Below, Inc.†	43,437	1,761,805

Retail-Perfume & Cosmetics - 1.4%

Ulta Salon Cosmetics & Fragrance, Inc.†	17,337	1,687,063

Retail-Restaurants - 4.4%

Bloomin’ Brands, Inc.†	35,668	593,516
Chuy’s Holdings, Inc.†	22,815	600,034
Jack in the Box, Inc.	15,516	922,426
Panera Bread Co., Class A†	6,374	955,718
Tim Hortons, Inc.	20,296	1,632,610
Zoe’s Kitchen, Inc.†#	22,594	659,067

		5,363,371

Soap & Cleaning Preparation - 0.9%

Church & Dwight Co., Inc.	16,363	1,116,611

Telecom Services - 1.0%

tw telecom, Inc.†	30,682	1,259,036

Television - 0.4%

AMC Networks, Inc., Class A†	7,916	495,344

Therapeutics - 0.4%

Neurocrine Biosciences, Inc.†	27,961	456,044

Transport-Truck - 2.2%

Roadrunner Transportation Systems, Inc.†	58,078	1,462,404
Swift Transportation Co.†	56,015	1,186,398

		2,648,802

Veterinary Diagnostics - 0.1%

Aratana Therapeutics, Inc.†	14,858	172,650

Web Hosting/Design - 1.5%

Equinix, Inc.†	8,271	1,805,228

Wireless Equipment - 2.1%

Aerohive Networks, Inc.†#	32,558	259,487
SBA Communications Corp., Class A†	21,542	2,375,867

		2,635,354

Total Long-Term Investment Securities (cost $107,636,226)		122,338,963

SHORT-TERM INVESTMENT SECURITIES - 12.5%
Registered Investment Companies - 12.5%

SSgA U.S. Government Money Market Fund	471,945	471,945
State Street Navigator Securities Lending Prime Portfolio(1)	14,865,333	14,865,333

Total Short-Term Investment Securities (cost $15,337,278)		15,337,278

TOTAL INVESTMENTS (cost $122,973,504)(2)	112.2%	137,676,241
Liabilities in excess of other assets	(12.2)	(14,965,752)

NET ASSETS	100.0%	$122,710,489

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $14,535,111. This was secured by collateral of $14,865,333, which was received in cash and subsequently invested in short-term investments currently valued at $14,865,333 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Illiquid security. At August 31, 2014, the aggregate value of these securities was $432,610 representing 0.4% of net assets.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks	$122,338,963	$—	$—	$122,338,963
Short-Term Investment Securities:
Registered Investment Companies	15,337,278	—	—	15,337,278

Total	$137,676,241	$—	$—	$137,676,241

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments.

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.9%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.#	107,900	$2,107,287
Omnicom Group, Inc.#	65,800	4,738,258

		6,845,545

Aerospace/Defense - 1.3%

Boeing Co.	170,800	21,657,440
General Dynamics Corp.	82,900	10,217,425
Lockheed Martin Corp.	67,900	11,814,600
Northrop Grumman Corp.	54,500	6,933,490
Raytheon Co.	79,600	7,668,664
Rockwell Collins, Inc.#	34,500	2,655,810

		60,947,429

Aerospace/Defense-Equipment - 0.5%

United Technologies Corp.	214,700	23,183,306

Agricultural Chemicals - 0.5%

CF Industries Holdings, Inc.	13,300	3,427,011
Monsanto Co.#	133,400	15,427,710
Mosaic Co.	82,400	3,935,424

		22,790,145

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	166,600	8,306,676

Airlines - 0.3%

Delta Air Lines, Inc.	215,900	8,545,322
Southwest Airlines Co.	176,100	5,636,961

		14,182,283

Apparel Manufacturers - 0.3%

Michael Kors Holdings, Ltd.†#	45,800	3,669,496
Ralph Lauren Corp.	14,900	2,521,080
Under Armour, Inc., Class A†#	41,200	2,816,432
VF Corp.	87,600	5,616,912

		14,623,920

Appliances - 0.1%

Whirlpool Corp.	19,800	3,029,796

Applications Software - 2.3%

Citrix Systems, Inc.†	41,700	2,929,842
Intuit, Inc.	72,300	6,013,914
Microsoft Corp.	1,913,700	86,939,391
Red Hat, Inc.†	48,200	2,936,344
salesforce.com, Inc.†#	143,800	8,497,142

		107,316,633

Athletic Footwear - 0.3%

NIKE, Inc., Class B	187,800	14,751,690

Audio/Video Products - 0.0%

Harman International Industries, Inc.	17,300	1,990,884

Auto-Cars/Light Trucks - 0.6%

Ford Motor Co.	1,006,700	17,526,647
General Motors Co.	334,800	11,651,040

		29,177,687

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	90,300	5,671,743

Auto/Truck Parts & Equipment-Original - 0.4%

BorgWarner, Inc.	58,200	3,619,458
Delphi Automotive PLC	70,300	4,891,474
Johnson Controls, Inc.	169,100	8,253,771

		16,764,703

Banks-Commercial - 0.3%

BB&T Corp.	182,900	6,827,657
M&T Bank Corp.#	33,500	4,141,605
Regions Financial Corp.	351,100	3,563,665
Zions Bancorporation	51,600	1,503,624

		16,036,551

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp.	290,300	11,373,954
Northern Trust Corp.	56,600	3,925,210
State Street Corp.	109,700	7,901,691

		23,200,855

Banks-Super Regional - 2.7%

Capital One Financial Corp.	145,500	11,939,730
Comerica, Inc.	46,300	2,330,742
Fifth Third Bancorp	216,500	4,417,682
Huntington Bancshares, Inc.	210,700	2,074,342
KeyCorp	224,900	3,060,889
PNC Financial Services Group, Inc.	136,000	11,526,000
SunTrust Banks, Inc.	135,700	5,167,456
US Bancorp	462,100	19,537,588
Wells Fargo & Co.	1,220,200	62,767,088

		122,821,517

Beverages-Non-alcoholic - 1.8%

Coca-Cola Co.	962,300	40,147,156
Coca-Cola Enterprises, Inc.	59,500	2,842,910
Dr Pepper Snapple Group, Inc.	50,000	3,146,000
Monster Beverage Corp.†	34,500	3,050,145
PepsiCo, Inc.	386,000	35,701,140

		84,887,351

Beverages-Wine/Spirits - 0.2%

Brown-Forman Corp., Class B	41,300	3,826,858
Constellation Brands, Inc., Class A†	43,000	3,744,870

		7,571,728

Brewery - 0.1%

Molson Coors Brewing Co., Class B	40,500	2,994,975

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†#	55,500	2,426,460
Discovery Communications, Inc., Class C†	55,500	2,384,835
Scripps Networks Interactive, Inc., Class A#	27,300	2,176,083

		6,987,378

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	15,500	2,029,880
Vulcan Materials Co.	33,300	2,110,554

		4,140,434

Building Products-Wood - 0.0%

Masco Corp.	90,800	2,131,076

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.	81,700	1,771,256
Lennar Corp., Class A#	44,800	1,755,264
PulteGroup, Inc.	86,800	1,668,296

		5,194,816

Cable/Satellite TV - 1.3%

Cablevision Systems Corp., Class A#	55,100	1,019,901
Comcast Corp., Class A	661,900	36,225,787
DIRECTV†	119,300	10,313,485
Time Warner Cable, Inc.	70,900	10,488,237

		58,047,410

Casino Hotels - 0.1%

Wynn Resorts, Ltd.#	20,600	3,973,328

Chemicals-Diversified - 1.2%

Dow Chemical Co.	306,500	16,413,075
E.I. du Pont de Nemours & Co.	233,800	15,456,518
FMC Corp.	33,900	2,242,146
LyondellBasell Industries NV, Class A	106,000	12,121,100
PPG Industries, Inc.	35,200	7,246,272

		53,479,111

Chemicals-Specialty - 0.3%

Eastman Chemical Co.	38,200	3,150,354
Ecolab, Inc.	68,800	7,899,616
International Flavors & Fragrances, Inc.	20,700	2,102,913
Sigma-Aldrich Corp.#	30,300	3,151,200

		16,304,083

Coal - 0.1%

CONSOL Energy, Inc.	58,500	2,356,380
Peabody Energy Corp.#	69,100	1,097,308

		3,453,688

Coatings/Paint - 0.1%

Sherwin-Williams Co.	21,600	4,711,176

Coffee - 0.1%

Keurig Green Mountain, Inc.#	32,300	4,306,236

Commercial Services - 0.1%

Cintas Corp.#	25,700	1,699,798
Quanta Services, Inc.†	55,500	2,016,870

		3,716,668

Commercial Services-Finance - 1.1%

Alliance Data Systems Corp.†#	13,800	3,652,032
Automatic Data Processing, Inc.	122,700	10,242,996
Equifax, Inc.	31,100	2,449,436
H&R Block, Inc.	69,800	2,340,394
MasterCard, Inc., Class A	255,800	19,392,198
McGraw Hill Financial, Inc.	69,300	5,622,309
Moody’s Corp.#	47,900	4,482,003
Total System Services, Inc.	42,300	1,330,758
Western Union Co.#	137,200	2,396,884

		51,909,010

Computer Aided Design - 0.1%

Autodesk, Inc.†	58,000	3,111,120

Computer Services - 1.5%

Accenture PLC, Class A	161,200	13,066,872
Cognizant Technology Solutions Corp., Class A†	154,900	7,083,577
Computer Sciences Corp.	36,900	2,206,251
International Business Machines Corp.	242,200	46,575,060

		68,931,760

Computer Software - 0.1%

Akamai Technologies, Inc.†	45,300	2,737,026

Computers - 3.8%

Apple, Inc.	1,535,000	157,337,500
Hewlett-Packard Co.	476,400	18,103,200

		175,440,700

Computers-Integrated Systems - 0.0%

Teradata Corp.†#	40,100	1,831,367

Computers-Memory Devices - 0.8%

EMC Corp.	521,200	15,391,036
NetApp, Inc.	84,300	3,554,088
SanDisk Corp.	57,600	5,642,496
Seagate Technology PLC#	83,100	5,200,398
Western Digital Corp.	53,300	5,490,433

		35,278,451

Consumer Products-Misc. - 0.3%

Clorox Co.#	32,700	2,897,220
Kimberly-Clark Corp.	95,900	10,357,200

		13,254,420

Containers-Metal/Glass - 0.1%

Ball Corp.	35,500	2,275,550
Owens-Illinois, Inc.†	42,000	1,293,180

		3,568,730

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.#	25,700	1,047,018
Sealed Air Corp.	49,500	1,786,950

		2,833,968

Cosmetics & Toiletries - 1.7%

Avon Products, Inc.#	110,600	1,552,824
Colgate-Palmolive Co.	221,400	14,331,222
Estee Lauder Cos., Inc., Class A	64,300	4,940,169
Procter & Gamble Co.	688,900	57,254,479

		78,078,694

Cruise Lines - 0.1%

Carnival Corp.	111,600	4,227,408

Data Processing/Management - 0.3%

Dun & Bradstreet Corp.#	9,400	1,103,372
Fidelity National Information Services, Inc.	73,300	4,159,775
Fiserv, Inc.†	63,400	4,087,398
Paychex, Inc.	82,400	3,431,960

		12,782,505

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.	36,100	1,722,151
Patterson Cos., Inc.	20,900	841,643

		2,563,794

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	45,300	3,383,004

Disposable Medical Products - 0.1%

C.R. Bard, Inc.#	19,400	2,879,736

Distribution/Wholesale - 0.2%

Fastenal Co.#	69,500	3,146,960
Fossil Group, Inc.†	12,100	1,225,609
Genuine Parts Co.	39,100	3,430,634
WW Grainger, Inc.	15,500	3,816,100

		11,619,303

Diversified Banking Institutions - 3.7%

Bank of America Corp.	2,677,100	43,074,539
Citigroup, Inc.	773,400	39,946,110
Goldman Sachs Group, Inc.	105,900	18,967,749
JPMorgan Chase & Co.	963,500	57,280,075
Morgan Stanley	356,300	12,224,653

		171,493,126

Diversified Manufacturing Operations - 3.0%

3M Co.	158,200	22,780,800
Danaher Corp.	153,200	11,736,652
Dover Corp.	42,400	3,725,688
Eaton Corp. PLC	121,400	8,474,934
General Electric Co.	2,552,900	66,324,342
Illinois Tool Works, Inc.	96,600	8,521,086
Ingersoll-Rand PLC	63,900	3,846,780
Leggett & Platt, Inc.#	35,300	1,238,677
Parker Hannifin Corp.	37,900	4,377,450
Pentair PLC	49,600	3,376,272

Textron, Inc.	71,100	2,701,800

		137,104,481

Diversified Operations - 0.0%

Leucadia National Corp.	80,700	2,011,851

E-Commerce/Products - 1.0%

Amazon.com, Inc.†	94,900	32,174,896
eBay, Inc.†	290,400	16,117,200

		48,292,096

E-Commerce/Services - 0.6%

Expedia, Inc.	26,100	2,241,990
Netflix, Inc.†#	15,300	7,307,892
Priceline Group, Inc.†	13,300	16,549,323
TripAdvisor, Inc.†#	28,300	2,804,247

		28,903,452

Electric Products-Misc. - 0.3%

AMETEK, Inc.	62,400	3,303,456
Emerson Electric Co.	178,600	11,433,972

		14,737,428

Electric-Generation - 0.1%

AES Corp.	168,000	2,550,240

Electric-Integrated - 2.5%

Ameren Corp.	61,800	2,471,382
American Electric Power Co., Inc.	124,300	6,674,910
CMS Energy Corp.	68,600	2,095,044
Consolidated Edison, Inc.#	74,600	4,318,594
Dominion Resources, Inc.	148,100	10,399,582
DTE Energy Co.	45,100	3,529,075
Duke Energy Corp.	180,000	13,318,200
Edison International	82,900	4,902,706
Entergy Corp.	45,700	3,537,637
Exelon Corp.#	218,600	7,305,612
FirstEnergy Corp.	106,900	3,660,256
Integrys Energy Group, Inc.#	20,400	1,384,956
NextEra Energy, Inc.	111,000	10,927,950
Northeast Utilities	80,400	3,689,556
Pepco Holdings, Inc.	63,900	1,761,084
PG&E Corp.	118,300	5,498,584
Pinnacle West Capital Corp.	28,100	1,600,295
PPL Corp.	169,100	5,855,933
Public Service Enterprise Group, Inc.	128,800	4,815,832
SCANA Corp.#	36,000	1,869,840
Southern Co.	226,800	10,069,920
TECO Energy, Inc.#	59,400	1,075,140
Wisconsin Energy Corp.#	57,400	2,601,942
Xcel Energy, Inc.#	127,800	4,095,990

		117,460,020

Electronic Components-Misc. - 0.2%

Garmin, Ltd.#	31,200	1,695,096
Jabil Circuit, Inc.	47,100	1,016,418
TE Connectivity, Ltd.	104,100	6,524,988

		9,236,502

Electronic Components-Semiconductors - 1.9%

Altera Corp.	79,700	2,816,598
Avago Technologies, Ltd.	64,100	5,261,969
Broadcom Corp., Class A	141,500	5,572,270
First Solar, Inc.†#	18,100	1,261,208
Intel Corp.	1,267,300	44,254,116
Microchip Technology, Inc.#	51,000	2,490,330
Micron Technology, Inc.†	272,500	8,883,500
NVIDIA Corp.#	142,000	2,761,900
Texas Instruments, Inc.	274,800	13,239,864
Xilinx, Inc.	68,400	2,889,900

		89,431,655

Electronic Connectors - 0.1%

Amphenol Corp., Class A	40,000	4,120,400

Electronic Forms - 0.2%

Adobe Systems, Inc.†	117,800	8,469,820

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	84,800	4,847,168
FLIR Systems, Inc.	36,100	1,219,819

		6,066,987

Electronic Security Devices - 0.1%

Allegion PLC	22,900	1,177,747
Tyco International, Ltd.	117,400	5,238,388

		6,416,135

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	22,000	2,418,900

Engineering/R&D Services - 0.1%

Fluor Corp.	40,500	2,992,545
Jacobs Engineering Group, Inc.†	33,700	1,816,767

		4,809,312

Engines-Internal Combustion - 0.1%

Cummins, Inc.	43,500	6,312,285

Enterprise Software/Service - 0.8%

CA, Inc.	81,200	2,293,088
Oracle Corp.	874,100	36,301,373

		38,594,461

Entertainment Software - 0.1%

Electronic Arts, Inc.†	80,100	3,030,984

Filtration/Separation Products - 0.1%

Pall Corp.#	27,900	2,353,923

Finance-Consumer Loans - 0.0%

Navient Corp.	107,600	1,930,344

Finance-Credit Card - 1.2%

American Express Co.	231,800	20,757,690
Discover Financial Services	118,700	7,403,319
Visa, Inc., Class A	128,000	27,202,560

		55,363,569

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	298,100	8,498,831
E*TRADE Financial Corp.†	73,400	1,633,884

		10,132,715

Finance-Other Services - 0.3%

CME Group, Inc.	80,400	6,154,620
Intercontinental Exchange, Inc.	29,300	5,537,700
NASDAQ OMX Group, Inc.#	30,000	1,304,100

		12,996,420

Food-Confectionery - 0.1%

Hershey Co.	38,000	3,473,960
J.M. Smucker Co.	26,400	2,708,640

		6,182,600

Food-Meat Products - 0.1%

Hormel Foods Corp.	34,300	1,738,324
Tyson Foods, Inc., Class A#	74,900	2,850,694

		4,589,018

Food-Misc./Diversified - 1.0%

Campbell Soup Co.#	45,600	2,043,792
ConAgra Foods, Inc.	107,200	3,451,840
General Mills, Inc.	156,400	8,348,632

Kellogg Co.	64,900	4,216,553
Kraft Foods Group, Inc.	151,600	8,929,240
McCormick & Co., Inc.	33,200	2,313,708
Mondelez International, Inc., Class A	430,600	15,583,414

		44,887,179

Food-Retail - 0.3%

Kroger Co.	129,700	6,612,106
Safeway, Inc.	58,600	2,038,108
Whole Foods Market, Inc.#	93,600	3,663,504

		12,313,718

Food-Wholesale/Distribution - 0.1%

Sysco Corp.#	148,800	5,629,104

Gas-Distribution - 0.3%

AGL Resources, Inc.	30,400	1,620,624
CenterPoint Energy, Inc.	109,400	2,717,496
NiSource, Inc.	80,200	3,181,534
Sempra Energy	58,000	6,146,260

		13,665,914

Gold Mining - 0.1%

Newmont Mining Corp.	126,900	3,437,721

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†	21,600	2,567,160

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	70,400	2,359,808

Hotels/Motels - 0.2%

Marriott International, Inc., Class A#	55,900	3,879,460
Starwood Hotels & Resorts Worldwide, Inc.	48,900	4,134,006
Wyndham Worldwide Corp.	32,400	2,622,456

		10,635,922

Human Resources - 0.0%

Robert Half International, Inc.	35,000	1,757,350

Independent Power Producers - 0.1%

NRG Energy, Inc.	85,900	2,644,002

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.#	35,200	4,104,672

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	54,000	7,193,340
Airgas, Inc.	17,000	1,876,460
Praxair, Inc.	74,600	9,813,630

		18,883,430

Instruments-Controls - 0.4%

Honeywell International, Inc.	199,400	18,988,862

Instruments-Scientific - 0.3%

PerkinElmer, Inc.#	28,800	1,291,680
Thermo Fisher Scientific, Inc.	101,600	12,213,336
Waters Corp.†	21,600	2,234,088

		15,739,104

Insurance Brokers - 0.3%

Aon PLC	75,500	6,580,580
Marsh & McLennan Cos., Inc.	139,900	7,428,690

		14,009,270

Insurance-Life/Health - 0.6%

Aflac, Inc.	115,600	7,079,344
Lincoln National Corp.	67,100	3,693,184
Principal Financial Group, Inc.	69,700	3,784,013
Prudential Financial, Inc.	117,600	10,548,720
Torchmark Corp.#	33,600	1,832,880
Unum Group	65,500	2,375,685

		29,313,826

Insurance-Multi-line - 1.4%

ACE, Ltd.	86,000	9,144,380
Allstate Corp.	110,500	6,794,645
American International Group, Inc.(5)	368,300	20,646,898
Assurant, Inc.	18,200	1,214,850
Cincinnati Financial Corp.#	37,500	1,803,375
Genworth Financial, Inc., Class A†	126,300	1,792,197
Hartford Financial Services Group, Inc.	114,500	4,242,225
Loews Corp.	77,700	3,398,598
MetLife, Inc.	286,500	15,683,010
XL Group PLC	69,100	2,361,838

		67,082,016

Insurance-Property/Casualty - 0.4%

Chubb Corp.	62,200	5,719,290
Progressive Corp.	138,700	3,470,274
Travelers Cos., Inc.	88,500	8,381,835

		17,571,399

Insurance-Reinsurance - 1.4%

Berkshire Hathaway, Inc., Class B†	458,400	62,915,400

Internet Content-Entertainment - 0.7%

Facebook, Inc., Class A†	437,700	32,748,714

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†#	19,300	2,396,867

Internet Security - 0.1%

Symantec Corp.	176,100	4,275,708
VeriSign, Inc.†#	31,500	1,797,863

		6,073,571

Investment Management/Advisor Services - 0.8%

Affiliated Managers Group, Inc.†	14,100	2,977,215
Ameriprise Financial, Inc.	48,300	6,074,208
BlackRock, Inc.	31,900	10,543,907
Franklin Resources, Inc.	102,300	5,781,996
Invesco, Ltd.	110,200	4,500,568
Legg Mason, Inc.#	26,200	1,292,184
T. Rowe Price Group, Inc.	66,900	5,418,565

		36,588,643

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.#	158,900	17,331,223
Joy Global, Inc.#	25,400	1,604,010

		18,935,233

Machinery-Farming - 0.2%

Deere & Co.#	92,600	7,786,734

Machinery-General Industrial - 0.1%

Roper Industries, Inc.	25,400	3,824,224

Machinery-Pumps - 0.1%

Flowserve Corp.	35,000	2,656,150
Xylem, Inc.	46,800	1,743,768

		4,399,918

Medical Information Systems - 0.1%

Cerner Corp.†#	75,200	4,336,032

Medical Instruments - 0.7%

Boston Scientific Corp.†	336,700	4,269,356
Edwards Lifesciences Corp.†#	26,900	2,670,094
Intuitive Surgical, Inc.†	9,200	4,324,092
Medtronic, Inc.	254,300	16,237,055
St Jude Medical, Inc.	72,400	4,748,716

		32,249,313

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†	21,600	2,316,168
Quest Diagnostics, Inc.#	36,800	2,326,128

		4,642,296

Medical Products - 0.9%

Baxter International, Inc.	138,100	10,354,738
Becton Dickinson and Co.	49,200	5,764,764
CareFusion Corp.†	52,800	2,424,048
Covidien PLC	114,800	9,968,084
Hospira, Inc.†#	42,600	2,289,324
Stryker Corp.	75,300	6,273,243
Varian Medical Systems, Inc.†	26,500	2,253,030
Zimmer Holdings, Inc.	42,700	4,240,537

		43,567,768

Medical-Biomedical/Gene - 2.8%

Alexion Pharmaceuticals, Inc.†	50,400	8,532,216
Amgen, Inc.	192,700	26,858,526
Biogen Idec, Inc.†	60,400	20,719,616
Celgene Corp.†	203,800	19,365,076
Gilead Sciences, Inc.†	391,000	42,063,780
Regeneron Pharmaceuticals, Inc.†#	20,300	7,115,556
Vertex Pharmaceuticals, Inc.†	60,100	5,623,557

		130,278,327

Medical-Drugs - 5.7%

Abbott Laboratories	382,400	16,152,576
AbbVie, Inc.	404,800	22,377,344
Allergan, Inc.	75,800	12,406,944
Bristol-Myers Squibb Co.	421,900	21,369,235
Eli Lilly & Co.	250,800	15,940,848
Johnson & Johnson	720,200	74,706,346
Mallinckrodt PLC†	28,800	2,346,912
Merck & Co., Inc.	744,000	44,721,840
Pfizer, Inc.	1,623,900	47,726,421
Zoetis, Inc.	127,500	4,518,600

		262,267,066

Medical-Generic Drugs - 0.5%

Actavis PLC†	67,300	15,275,754
Mylan, Inc.†	95,100	4,621,860
Perrigo Co. PLC	34,100	5,072,034

		24,969,648

Medical-HMO - 1.1%

Aetna, Inc.	91,000	7,473,830
Cigna Corp.	68,400	6,470,640
Humana, Inc.	39,400	5,072,356
UnitedHealth Group, Inc.	249,500	21,626,660
WellPoint, Inc.	71,200	8,295,512

		48,938,998

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†#	24,900	1,523,382

Medical-Wholesale Drug Distribution - 0.5%

AmerisourceBergen Corp.	57,500	4,449,925
Cardinal Health, Inc.	86,600	6,382,420
McKesson Corp.	58,700	11,448,261

		22,280,606

Metal Processors & Fabrication - 0.2%

Precision Castparts Corp.	36,900	9,005,814

Metal-Aluminum - 0.1%

Alcoa, Inc.	298,400	4,956,424

Metal-Copper - 0.2%

Freeport-McMoRan, Inc.	264,400	9,616,228

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	55,600	3,533,936

Multimedia - 1.7%

Time Warner, Inc.	224,600	17,300,938
Twenty-First Century Fox, Inc., Class A	487,400	17,263,708
Viacom, Inc., Class B	99,600	8,082,540
Walt Disney Co.	410,000	36,850,800

		79,497,986

Networking Products - 0.7%

Cisco Systems, Inc.	1,304,100	32,589,459

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	68,000	2,674,440
Waste Management, Inc.	110,100	5,171,397

		7,845,837

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	51,600	1,396,296
Xerox Corp.	278,100	3,840,561

		5,236,857

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	24,200	1,164,746

Oil & Gas Drilling - 0.3%

Diamond Offshore Drilling, Inc.#	17,500	768,950
Ensco PLC, Class A#	59,500	3,003,560
Helmerich & Payne, Inc.#	27,500	2,888,875
Nabors Industries, Ltd.	66,600	1,812,186
Noble Corp. PLC	64,700	1,841,362
Transocean, Ltd.#	86,600	3,347,090

		13,662,023

Oil Companies-Exploration & Production - 2.9%

Anadarko Petroleum Corp.	128,600	14,491,934
Apache Corp.	98,200	9,999,706
Cabot Oil & Gas Corp.	106,200	3,561,948
Chesapeake Energy Corp.	128,900	3,506,080
Cimarex Energy Co.	22,200	3,222,552
ConocoPhillips	312,500	25,381,250
Denbury Resources, Inc.#	89,500	1,541,190
Devon Energy Corp.	97,600	7,360,992
EOG Resources, Inc.	139,100	15,284,308
EQT Corp.	38,600	3,823,716
Newfield Exploration Co.†	34,700	1,555,254
Noble Energy, Inc.	91,500	6,600,810
Occidental Petroleum Corp.	200,000	20,746,000
Pioneer Natural Resources Co.#	36,400	7,594,860
QEP Resources, Inc.	45,800	1,629,106
Range Resources Corp.	42,900	3,371,511
Southwestern Energy Co.†	89,900	3,702,082

		133,373,299

Oil Companies-Integrated - 4.3%

Chevron Corp.	484,600	62,731,470
Exxon Mobil Corp.	1,093,300	108,739,618
Hess Corp.	67,200	6,793,920
Marathon Oil Corp.	172,100	7,174,849
Murphy Oil Corp.#	42,900	2,679,963
Phillips 66	144,100	12,539,582

		200,659,402

Oil Field Machinery & Equipment - 0.4%

Cameron International Corp.†	52,000	3,865,160
FMC Technologies, Inc.†	59,900	3,704,216
National Oilwell Varco, Inc.	109,200	9,438,156

		17,007,532

Oil Refining & Marketing - 0.3%

Marathon Petroleum Corp.	73,500	6,689,235
Tesoro Corp.#	32,900	2,129,946
Valero Energy Corp.	135,800	7,352,212

		16,171,393

Oil-Field Services - 1.3%

Baker Hughes, Inc.	111,000	7,674,540
Halliburton Co.	215,000	14,536,150
Schlumberger, Ltd.	331,500	36,345,660

		58,556,350

Paper & Related Products - 0.2%

International Paper Co.	110,300	5,344,035
MeadWestvaco Corp.#	42,700	1,836,100

		7,180,135

Pharmacy Services - 0.3%

Express Scripts Holding Co.†	196,800	14,549,424

Pipelines - 0.6%

Kinder Morgan, Inc.	170,100	6,848,226
ONEOK, Inc.#	52,900	3,713,580
Spectra Energy Corp.#	170,700	7,111,362
Williams Cos., Inc.	188,000	11,174,720

		28,847,888

Publishing-Newspapers - 0.1%

Gannett Co., Inc.	57,700	1,947,952
Graham Holdings Co., Class B	1,100	790,680
News Corp., Class A†	126,800	2,234,850

		4,973,482

Publishing-Periodicals - 0.1%

Nielsen NV	77,200	3,627,628

Real Estate Investment Trusts - 2.2%

American Tower Corp.	100,700	9,929,020
Apartment Investment & Management Co., Class A	37,200	1,274,844
AvalonBay Communities, Inc.	31,000	4,777,100
Boston Properties, Inc.	39,000	4,735,380
Crown Castle International Corp.	85,000	6,758,350
Equity Residential	85,500	5,683,185
Essex Property Trust, Inc.#	15,900	3,075,855
General Growth Properties, Inc.	132,700	3,260,439
HCP, Inc.	116,600	5,052,278
Health Care REIT, Inc.	77,800	5,257,724
Host Hotels & Resorts, Inc.	192,700	4,397,414
Iron Mountain, Inc.	43,500	1,565,130
Kimco Realty Corp.	104,500	2,454,705
Macerich Co.	35,800	2,337,382
Plum Creek Timber Co., Inc.	45,100	1,832,413
Prologis, Inc.	127,200	5,207,568
Public Storage	36,900	6,464,142
Simon Property Group, Inc.	79,100	13,449,373
Ventas, Inc.	74,900	4,926,922
Vornado Realty Trust	44,400	4,700,628
Weyerhaeuser Co.	134,000	4,549,300

		101,689,152

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	71,000	2,256,380

Retail-Apparel/Shoe - 0.4%

Coach, Inc.#	69,800	2,570,734
Gap, Inc.#	66,200	3,055,130
L Brands, Inc.	62,400	3,984,240
PVH Corp.	20,900	2,439,866
Ross Stores, Inc.	54,100	4,080,222
Urban Outfitters, Inc.†#	26,000	1,034,540

		17,164,732

Retail-Auto Parts - 0.2%

AutoZone, Inc.†	8,500	4,580,140
O’Reilly Automotive, Inc.†	27,000	4,211,460

		8,791,600

Retail-Automobile - 0.1%

AutoNation, Inc.†#	16,100	873,425
CarMax, Inc.†#	56,100	2,939,640

		3,813,065

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†#	51,900	3,335,094

Retail-Building Products - 1.0%

Home Depot, Inc.	348,300	32,566,050
Lowe’s Cos., Inc.	253,900	13,332,289

		45,898,339

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A#	29,200	1,232,240

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.#	70,200	2,238,678

Retail-Discount - 1.4%

Costco Wholesale Corp.	111,600	13,512,528
Dollar General Corp.†	77,200	4,940,028
Dollar Tree, Inc.†	52,700	2,826,037
Family Dollar Stores, Inc.#	24,300	1,939,869
Target Corp.#	161,300	9,689,291
Wal-Mart Stores, Inc.	410,300	30,977,650

		63,885,403

Retail-Drug Store - 0.8%

CVS Caremark Corp.	297,700	23,652,265
Walgreen Co.	223,500	13,526,220

		37,178,485

Retail-Gardening Products - 0.1%

Tractor Supply Co.#	35,300	2,363,335

Retail-Jewelry - 0.1%

Tiffany & Co.	28,300	2,856,602

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.	35,800	2,479,150
TJX Cos., Inc.	178,300	10,628,463

		13,107,613

Retail-Office Supplies - 0.0%

Staples, Inc.#	164,600	1,922,528

Retail-Pet Food & Supplies - 0.0%

PetSmart, Inc.	25,300	1,810,721

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.#	49,600	2,915,984
Macy’s, Inc.	91,800	5,718,222

		8,634,206

Retail-Restaurants - 1.2%

Chipotle Mexican Grill, Inc.†	7,900	5,361,335
Darden Restaurants, Inc.#	33,600	1,589,952
McDonald’s Corp.	251,600	23,579,952
Starbucks Corp.	191,600	14,908,396
Yum! Brands, Inc.	112,400	8,141,132

		53,580,767

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.	70,300	1,825,691

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	121,100	1,195,257
People’s United Financial, Inc.#	79,000	1,181,050

		2,376,307

Security Services - 0.0%

ADT Corp.#	44,400	1,636,584

Semiconductor Components-Integrated Circuits - 0.9%

Analog Devices, Inc.	80,000	4,089,600
Linear Technology Corp.#	60,200	2,715,622
QUALCOMM, Inc.	429,700	32,700,170

		39,505,392

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	309,900	7,160,239
KLA-Tencor Corp.	42,200	3,224,924
Lam Research Corp.	41,300	2,969,883

		13,355,046

Steel-Producers - 0.1%

Nucor Corp.	81,100	4,405,352

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.#	27,600	1,163,892

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.	333,100	6,948,466

Telecommunication Equipment - 0.1%

Harris Corp.	27,100	1,934,669
Juniper Networks, Inc.	120,600	2,796,714

		4,731,383

Telephone-Integrated - 2.3%

AT&T, Inc.	1,321,300	46,192,648
CenturyLink, Inc.#	145,800	5,976,342
Frontier Communications Corp.#	255,200	1,735,360
Verizon Communications, Inc.	1,054,300	52,525,226
Windstream Holdings, Inc.#	153,400	1,733,420

		108,162,996

Television - 0.2%

CBS Corp., Class B	124,000	7,351,960

Textile-Home Furnishings - 0.0%

Mohawk Industries, Inc.†	15,600	2,277,912

Tobacco - 1.4%

Altria Group, Inc.	505,700	21,785,556
Lorillard, Inc.	92,300	5,510,310
Philip Morris International, Inc.	400,400	34,266,232
Reynolds American, Inc.	79,200	4,630,824

		66,192,922

Tools-Hand Held - 0.1%

Snap-on, Inc.	14,800	1,849,260
Stanley Black & Decker, Inc.	39,700	3,632,550

		5,481,810

Toys - 0.1%

Hasbro, Inc.#	29,400	1,548,057
Mattel, Inc.	86,400	2,979,936

		4,527,993

Transport-Rail - 0.9%

CSX Corp.	255,700	7,903,687
Kansas City Southern#	28,100	3,241,616
Norfolk Southern Corp.	78,800	8,431,600
Union Pacific Corp.	230,600	24,275,262

		43,852,165

Transport-Services - 0.7%

C.H. Robinson Worldwide, Inc.#	37,800	2,580,228
Expeditors International of Washington, Inc.#	50,200	2,073,260
FedEx Corp.	70,700	10,455,116
Ryder System, Inc.	13,500	1,219,590
United Parcel Service, Inc., Class B	179,400	17,461,002

		33,789,196

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	51,500	4,923,400

Web Portals/ISP - 2.0%

Google, Inc., Class A†	72,100	41,988,156
Google, Inc., Class C†	72,100	41,212,360
Yahoo!, Inc.†	238,400	9,180,784

		92,381,300

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	57,600	3,421,440

Total Long-Term Investment Securities (cost $2,446,910,553)		4,531,419,728

SHORT-TERM INVESTMENT SECURITIES - 5.4%
Registered Investment Companies - 3.7%

State Street Navigator Securities Lending Prime Portfolio(1)	172,959,232	172,959,232

U.S. Government Treasuries - 1.7%

United States Treasury Bills
0.01% due 09/04/2014#	$15,000,000	14,999,971
0.01% due 09/11/2014#	50,000,000	49,999,514
0.01% due 09/18/2014(4)	5,600,000	5,599,950
0.01% due 09/25/2014	8,000,000	7,999,893

		78,599,328

Total Short-Term Investment Securities (cost $251,558,560)		251,558,560

REPURCHASE AGREEMENT - 0.3%

State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $11,884,000)	11,884,000	11,884,000

TOTAL INVESTMENTS (cost $2,710,353,113)(3)	103.6%	4,794,862,288
Liabilities in excess of other assets	(3.6)	(164,892,121)

NET ASSETS	100.0%	$4,629,970,167

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $253,544,519. This was secured by collateral of $172,959,232, which was received in cash and subsequently invested in short-term investments currently valued at $172,959,232 as reported in the portfolio of investments. Additional collateral of $ $85,409,662 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 11/15/2040	$6,649,461
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	67,655,922
Government National Mtg. Assoc.	2.75% to 4.00%	11/20/2038 to 11/16/2039	8,645,309
United States Treasury Bills	zero coupon	12/11/2014 to 03/05/2015	230,792
United States Treasury Notes/Bonds	0.13% to 3.13%	11/30/2014 to 05/15/2043	2,228,178

(2)	See Note 3 for details of Joint Repurchase Agreements.

(3)	See Note 5 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures Contracts.
(5)	Security represents an investment in an affiliated company (See Note 4).

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2014	Unrealized Appreciation (Depreciation)

998	Long	S&P 500 E-Mini Index	September 2014	$96,893,221	$99,869,860	$2,976,639

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical - Drugs	$262,267,066	$—	$—	$262,267,066
Other Industries*	4,269,152,662	—	—	4,269,152,662
Short-Term Investment Securities:
Registered Investment Companies	172,959,232	—	—	172,959,232
U.S. Government Treasuries	—	78,599,328	—	78,599,328
Repurchase Agreement	—	11,884,000	—	11,884,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	2,976,639	—	—	2,976,639

Total	$4,707,355,599	$90,483,328	$—	$4,797,838,927

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.4%
Advertising Agencies - 0.8%

Interpublic Group of Cos., Inc.	48,150	$940,370

Aerospace/Defense - 1.2%

Spirit AeroSystems Holdings, Inc., Class A†	40,005	1,534,192

Aerospace/Defense-Equipment - 1.6%

United Technologies Corp.	17,830	1,925,283

Applications Software - 1.6%

Microsoft Corp.	43,534	1,977,750

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	6,840	429,620

Banks-Commercial - 1.1%

BB&T Corp.	37,715	1,407,901

Banks-Super Regional - 6.1%

PNC Financial Services Group, Inc.	33,573	2,845,312
Wells Fargo & Co.	91,336	4,698,324

		7,543,636

Beverages-Wine/Spirits - 0.9%

Diageo PLC ADR	9,510	1,139,964

Brewery - 1.2%

Anheuser-Busch InBev NV ADR	12,995	1,452,581

Building & Construction Products-Misc. - 0.8%

Fortune Brands Home & Security, Inc.	23,900	1,032,719

Building-Residential/Commercial - 0.9%

PulteGroup, Inc.	59,900	1,151,278

Cable/Satellite TV - 1.9%

Comcast Corp., Class A	30,744	1,682,619
DIRECTV†	7,300	631,085

		2,313,704

Chemicals-Diversified - 2.0%

Dow Chemical Co.	30,943	1,656,998
E.I. du Pont de Nemours & Co.	11,632	768,991

		2,425,989

Computers-Memory Devices - 1.9%

EMC Corp.	79,335	2,342,763

Cruise Lines - 0.5%

Norwegian Cruise Line Holdings, Ltd.†	19,200	639,552

Diversified Banking Institutions - 7.5%

Citigroup, Inc.	57,260	2,957,479
Goldman Sachs Group, Inc.	10,432	1,868,476
JPMorgan Chase & Co.	74,947	4,455,599

		9,281,554

Diversified Manufacturing Operations - 5.9%

3M Co.	8,690	1,251,360
Eaton Corp. PLC	22,725	1,586,432
General Electric Co.	87,324	2,268,677
Illinois Tool Works, Inc.	12,412	1,094,863
Ingersoll-Rand PLC	18,354	1,104,911

		7,306,243

Electric-Integrated - 2.5%

Edison International	18,184	1,075,402
NextEra Energy, Inc.	6,885	677,828
Northeast Utilities	29,834	1,369,082

		3,122,312

Electronic Components-Semiconductors - 2.2%

Intel Corp.	79,052	2,760,496

Finance-Other Services - 1.1%

Intercontinental Exchange, Inc.	7,160	1,353,240

Food-Misc./Diversified - 0.7%

Kraft Foods Group, Inc.	14,821	872,957

Home Decoration Products - 1.0%

Newell Rubbermaid, Inc.	36,285	1,216,273

Insurance Brokers - 1.5%

Marsh & McLennan Cos., Inc.	35,685	1,894,873

Insurance-Life/Health - 1.3%

Principal Financial Group, Inc.	29,829	1,619,416

Insurance-Multi-line - 2.7%

ACE, Ltd.	18,334	1,949,454
MetLife, Inc.	26,200	1,434,188

		3,383,642

Internet Security - 1.3%

Symantec Corp.	68,555	1,664,515

Investment Management/Advisor Services - 3.0%

Ameriprise Financial, Inc.	13,211	1,661,415
BlackRock, Inc.	6,188	2,045,320

		3,706,735

Medical Products - 2.6%

Baxter International, Inc.	15,640	1,172,687
Covidien PLC	23,432	2,034,601

		3,207,288

Medical-Biomedical/Gene - 1.3%

Amgen, Inc.	11,766	1,639,945

Medical-Drugs - 7.8%

AstraZeneca PLC ADR	19,810	1,505,758
Johnson & Johnson	13,508	1,401,185
Merck & Co., Inc.	58,248	3,501,287
Pfizer, Inc.	31,274	919,143
Roche Holding AG	6,045	1,762,700
Zoetis, Inc.	15,276	541,381

		9,631,454

Medical-HMO - 1.8%

UnitedHealth Group, Inc.	26,255	2,275,783

Multimedia - 0.9%

Thomson Reuters Corp.#	31,020	1,175,658

Networking Products - 2.6%

Cisco Systems, Inc.	130,719	3,266,668

Oil Companies-Exploration & Production - 4.7%

Anadarko Petroleum Corp.	12,710	1,432,290
EOG Resources, Inc.	12,850	1,411,958
Occidental Petroleum Corp.	15,690	1,627,524
Southwestern Energy Co.†	34,124	1,405,226

		5,876,998

Oil Companies-Integrated - 6.5%

Chevron Corp.	32,701	4,233,145
Exxon Mobil Corp.	23,377	2,325,076
Marathon Oil Corp.	36,787	1,533,650

		8,091,871

Oil-Field Services - 1.6%

Halliburton Co.	29,350	1,984,353

Paper & Related Products - 0.9%

International Paper Co.	22,715	1,100,542

Real Estate Investment Trusts - 1.1%

Host Hotels & Resorts, Inc.	60,200	1,373,764

Retail-Apparel/Shoe - 1.1%

PVH Corp.	11,280	1,316,827

Retail-Auto Parts - 0.8%

AutoZone, Inc.†	1,940	1,045,350

Retail-Building Products - 2.3%

Home Depot, Inc.	14,154	1,323,399
Lowe’s Cos., Inc.	29,390	1,543,269

		2,866,668

Retail-Drug Store - 1.2%

CVS Health Corp.	18,994	1,509,073

Retail-Major Department Stores - 0.8%

Nordstrom, Inc.	13,490	934,183

Semiconductor Components-Integrated Circuits - 3.3%

Analog Devices, Inc.	20,279	1,036,662
Marvell Technology Group, Ltd.	98,500	1,370,135
Maxim Integrated Products, Inc.	56,165	1,734,937

		4,141,734

Steel-Producers - 1.4%

Nucor Corp.	12,925	702,086
Steel Dynamics, Inc.	46,686	1,084,983

		1,787,069

Telephone-Integrated - 1.6%

Verizon Communications, Inc.	39,715	1,978,601

Television - 0.8%

CBS Corp., Class B	15,675	929,371

Tobacco - 0.8%

Philip Morris International, Inc.	11,327	969,365

Total Long-Term Investment Securities (cost $86,141,884)		123,542,123

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Registered Investment Companies - 1.0%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $1,202,025)	1,202,025	1,202,025

REPURCHASE AGREEMENT - 0.6%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/29/2014, to be repurchased 09/02/2014 in the amount of $743,000 and collateralized by $815,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $761,007. (cost $743,000)	$743,000	743,000

TOTAL INVESTMENTS (cost $88,086,909)(2)	101.0%	125,487,148
Liabilities in excess of other assets	(1.0)	(1,246,371)

NET ASSETS	100.0%	$124,240,777

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $1,175,658. This was secured by collateral of $1,202,025, which was received in cash and subsequently invested in short-term investments currently valued at $1,202,025 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Banks - Super Regional	$7,543,636	$—	$—	$7,543,636
Diversified Banking Institutions	9,281,554	—	—	9,281,554
Diversified Manufacturing Operations	7,306,243	—	—	7,306,243
Medical - Drugs	9,631,454	—	—	9,631,454
Oil Companies-Integrated	8,091,871	—	—	8,091,871
Other Industries*	81,687,365	—	—	81,687,365
Short-Term Investment Securities:
Registered Investment Companies	1,202,025	—	—	1,202,025
Repurchase Agreements	—	743,000	—	743,000

Total	$124,744,148	$743,000	$—	$125,487,148

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2014 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of August 31, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market I Fund net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 pm eastern time forward rate and are generally categorized as Level 2.
Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended August 31, 2014, the Global Strategy Fund used Forward Contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of August 31, 2014, the Global Strategy Fund had open forward contracts, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended August 31, 2014, the Asset Allocation Fund, Dynamic Allocation Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. As of August 31, 2014, the following Funds had open futures contracts: Asset Allocation Fund, Dynamic Allocation Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended August 31, 2014, the Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of August 31, 2014, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended August 31, 2014 are summarized as follows:

	Written Options
	Health Sciences
	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2014	437	$200,950
Options written	633	433,465
Options terminated in closing purchase transactions	(111)	(85,992)
Options exercised	(133)	(51,339)
Options expired	(194)	(58,029)

Options outstanding as of August 31, 2014	632	$439,055

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Asset and Liabilities.

The following tables represent the value of derivatives held as of August 31, 2014, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of August 31, 2014, please refer to the Portfolio of Investments.

	Asset Allocation Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$11,910

(1)	The Fund’s derivative contracts held during the period ended August 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,973,920
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(74,355) as reported in the Portfolio of Investments.

	Dynamic Allocation Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$175,585	$—

(1)	The Fund’s derivative contracts held during the period ended August 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $71,125,820
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,298,560 as reported in the Portfolio of Investments.

	Global Social Awareness Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$19,505	$—

(1)	The Fund’s derivative contracts held during the period ended August 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $8,132,063
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $280,706 as reported in the Portfolio of Investments.

	Global Strategy Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$4,262,944	$545,241

(1)	The Fund’s derivative contracts held during the period ended August 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $164,870,204

	Growth & Income Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$2,820	$—

(1)	The Fund’s derivative contracts held during the period ended August 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,205,960
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $35,278 as reported in the Portfolio of Investments.

	Health Sciences Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Call and put options written, at value(2)	$—	$886,338

(1)	The Fund’s derivative contracts held during the period ended August 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity written options contracts was $400,584

	International Equities Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$8,725

(1)	The Fund’s derivative contracts held during the period ended August 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $26,717,693
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(437,669) as reported in the Portfolio of Investments.

	Mid Cap Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$208,050	$—

(1)	The Fund’s derivative contracts held during the period ended August 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $55,190,217
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $1,058,680 as reported in the Portfolio of Investments.

	Nasdaq-100® Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$52,675	$—

(1)	The Fund’s derivative contracts held during the period ended August 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $13,604,080
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $960,547 as reported in the Portfolio of Investments.

	Small Cap Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$86,620	$—

(1)	The Fund’s derivative contracts held during the period ended August 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $25,715,190
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $116,884 as reported in the Portfolio of Investments.

	Stock Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$234,530	$—

(1)	The Fund’s derivative contracts held during the period ended August 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $108,129,693
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $2,976,639 as reported in the Portfolio of Investments.

Note 3. Repurchase Agreements

As of August 31, 2014, the following funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	5.95%	$10,606,000
International Equities Index	7.64%	13,621,000
Mid Cap Index	7.86%	14,016,000
Money Market I	4.38%	7,803,000
Nasdaq-100® Index	9.59%	17,087,000
Small Cap Index	5.55%	9,897,000
Stock Index	6.67%	11,884,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated August 29, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $178,255,000, a repurchase price of $178,255,000, and a maturity date of September 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.75%	03/31/2018	184,355,000	$181,820,119

Note 4. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of VALIC Co. I or VALIC Co. II and securities issued by American International Group (“AIG”) or an affiliate thereof. During the period ended August 31, 2014, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Market Value at 05/31/2014	Income	Capital Gain Distribution Received	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/2014
VALIC Co. I Blue Chip Growth Fund	$10,158,904	$—	$—	$441,993	$115,608	$29,416	$534,218	$11,048,923
VALIC Co. I Broad Cap Value Income Fund	10,183,124	—	—	441,993	115,608	30,863	316,706	10,857,078
VALIC Co. I Capital Conservation Fund	14,245,965	—	—	618,789	161,851	(3,977)	139,146	14,838,072
VALIC Co. I Dividend Value Fund	6,208,175	—	—	265,196	69,365	16,438	160,853	6,581,297
VALIC Co. I Emerging Economies Fund	6,256,988	—	—	265,196	69,365	1,594	390,093	6,844,506
VALIC Co. I Foreign Value Fund	6,564,665	—	—	4,144,582	115,608	21,552	(25,250)	10,589,941
VALIC Co. I Global Real Estate Fund	4,283,433	—	—	176,796	46,243	1,540	146,091	4,561,617
VALIC Co. I Government Securities Fund	9,822,076	—	—	351,004	1,792,486	(72,281)	129,008	8,437,321
VALIC Co. I Growth & Income Fund	5,992,051	—	—	174,207	1,796,243	402,938	(196,329)	4,576,624
VALIC Co. I Growth Fund	10,438,887	—	—	441,992	115,608	30,827	356,776	11,152,874
VALIC Co. I Inflation Protected Fund	4,100,582	—	—	176,798	46,243	(2,101)	39,417	4,268,453
VALIC Co. I International Equities Index Fund	7,873,485	—	—	174,207	3,746,243	529,048	(576,937)	4,253,560
VALIC Co. I International Government Bond Fund	2,069,373	—	—	88,398	23,122	(739)	14,611	2,148,521
VALIC Co. I International Growth Fund	6,147,311	—	—	4,706,884	93,525	16,610	(18,956)	10,758,324
VALIC Co. I Large Cap Core Fund	6,547,769	—	—	2,106,183	92,486	22,044	454,054	9,037,564
VALIC Co. I Stock Index Fund	31,482,774	—	—	1,325,975	346,823	89,631	1,392,436	33,943,993
VALIC Co. I Value Fund	10,405,675	—	—	441,993	115,608	30,532	447,484	11,210,076
VALIC Co. II Capital Appreciation Fund	6,137,045	—	—	265,195	69,365	17,621	223,917	6,574,413
VALIC Co. II Core Bond Fund	14,261,635	—	—	618,789	161,851	(48)	134,711	14,853,236
VALIC Co. II High Yield Bond Fund	2,040,344	—	—	88,399	23,122	1,114	14,763	2,121,498
VALIC Co. II Large Cap Value Fund	6,215,066	—	—	265,196	69,365	19,990	246,593	6,677,480
VALIC Co. II Mid Cap Growth Fund	5,896,773	—	—	230,097	2,243,031	157,619	(7,611)	4,033,847
VALIC Co. II Mid Cap Value Fund	6,230,975	—	—	230,097	2,243,031	350,970	(239,005)	4,330,006
VALIC Co. II Small Cap Growth Fund	3,604,003	—	—	176,797	46,243	7,053	220,563	3,962,173
VALIC Co. II Small Cap Value Fund	4,017,507	—	—	176,796	46,243	8,925	135,250	4,292,235
VALIC Co. II Strategic Bond Fund	4,423,046	—	—	1,967,785	69,365	644	72,680	6,394,790

	$205,607,631	$—	$—	$20,361,337	$13,833,651	$1,707,823	$4,505,282	$218,348,422

Stock Index Fund

Security	Market Value at 05/31/2014	Income	Capital Gain Distribution Received	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/2014
American International Group, Inc.
Common Stock	$20,151,348	$—	$—	$—	$243,947	$119,798	$619,699	$20,646,898

Note 5. Federal Income Taxes

As of August 31, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$166,631,713	$18,480,703	$(3,164,423)	$15,316,280
Blue Chip Growth	431,460,515	248,292,807	(1,855,751)	246,437,056
Broad Cap Value Income	47,054,289	13,800,991	(1,338,666)	12,462,325
Capital Conservation	200,186,646	4,510,346	(1,104,402)	3,405,944
Core Equity	221,486,371	66,141,556	(2,707,211)	63,434,345
Dividend Value	555,103,853	144,536,900	(8,161,376)	136,375,524
Dynamic Allocation	248,044,153	19,917,776	(205,343)	19,712,433
Emerging Economies	663,175,321	100,835,083	(21,813,771)	79,021,312
Foreign Value	972,298,431	184,713,884	(38,749,624)	145,964,260
Global Real Estate	467,508,941	62,090,830	(15,923,692)	46,167,138
Global Social Awareness	513,416,093	34,439,080	(11,531,156)	22,907,924
Global Strategy	474,898,255	99,409,422	(16,646,991)	82,762,431
Government Securities	162,774,961	3,901,644	(891,980)	3,009,664
Growth	901,214,876	165,401,907	(5,398,674)	160,003,233
Growth & Income	102,690,347	16,968,939	(805,432)	16,163,507
Health Sciences	446,831,221	238,095,371	(4,792,680)	233,302,691
Inflation Protected	442,588,152	30,721,448	(6,614,796)	24,106,652
International Equities	1,048,239,094	129,007,702	(54,473,251)	74,534,451
International Government Bond	190,105,554	8,280,853	(5,977,010)	2,303,843
International Growth	535,956,573	121,071,256	(15,154,803)	105,916,453
Large Cap Core	151,804,404	39,178,213	(545,510)	38,632,703
Large Capital Growth	425,799,259	48,444,178	(3,342,134)	45,102,044
Mid Cap Index	2,770,152,303	1,124,435,841	(108,921,827)	1,015,514,014
Mid Cap Strategic Growth	271,228,212	70,954,125	(14,073,328)	56,880,797
Money Market I	364,248,443	—	—	—
Nasdaq-100® Index	211,122,253	134,497,452	(2,223,202)	132,274,250
Science & Technology	877,521,443	196,771,271	(13,343,301)	183,427,970
Small Cap Aggressive Growth	99,470,618	15,571,003	(2,910,352)	12,660,651
Small Cap	295,312,311	101,584,650	(13,352,058)	88,232,592
Small Cap Index	1,039,652,755	356,782,906	(83,306,122)	273,476,784
Small Cap Special Values	224,530,132	49,795,183	(10,956,221)	38,838,962
Small -Mid Growth	123,007,805	18,443,160	(3,774,724)	14,668,436
Stock Index	2,761,244,343	2,154,158,165	(120,540,220)	2,033,617,945
Value	88,287,585	37,688,991	(489,428)	37,199,563
*	The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2013.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: October 29, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: October 29, 2014